UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of May

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

Columbia Commodity Strategy Fund

Class A | CCSAX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$139	1.14%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight position in the energy sector, combined with an underweight to industrial metals, were the primary contributors to the Fund’s relative performance during the period. Within energy, overweight exposures to unleaded gasoline and gasoil were the most significant contributors, supported by favorable market dynamics during the period. In industrial metals, an overweight allocation to zinc, along with an underweight position in nickel, also contributed positively to relative performance. Allocations to grains and livestock within the soft commodities sector (softs) also contributed positively to relative performance.

Top Performance Detractors

Security selection | Within the energy sector, exposure to longer-dated contracts in unleaded gasoline and heating oil weighed on relative performance. Positioning across industrial metals and softs also detracted moderately from performance.

Allocation | An overweight allocation to softs during the period weighed on relative performance, particularly an overweight position in coffee.

Columbia Commodity Strategy Fund | Class A | ASR129-01_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Commodity Strategy Fund Class A (including sales charges) ($20,243)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Commodity Index Total Return ($20,060)
05/16	$9,423	$10,000	$10,000
06/16	$9,843	$9,939	$10,413
07/16	$9,336	$10,368	$9,881
08/16	$9,178	$10,403	$9,707
09/16	$9,423	$10,466	$10,011
10/16	$9,388	$10,289	$9,962
11/16	$9,528	$10,367	$10,095
12/16	$9,668	$10,591	$10,277
01/17	$9,685	$10,880	$10,291
02/17	$9,668	$11,186	$10,312
03/17	$9,441	$11,323	$10,038
04/17	$9,231	$11,499	$9,886
05/17	$9,161	$11,753	$9,755
06/17	$9,126	$11,806	$9,736
07/17	$9,388	$12,136	$9,957
08/17	$9,371	$12,183	$9,997
09/17	$9,388	$12,418	$9,982
10/17	$9,563	$12,676	$10,196
11/17	$9,528	$12,921	$10,149
12/17	$9,808	$13,130	$10,452
01/18	$10,017	$13,870	$10,659
02/18	$9,843	$13,288	$10,475
03/18	$9,738	$13,004	$10,410
04/18	$9,965	$13,128	$10,679
05/18	$10,070	$13,144	$10,830
06/18	$9,685	$13,073	$10,452
07/18	$9,476	$13,467	$10,228
08/18	$9,266	$13,573	$10,047
09/18	$9,406	$13,632	$10,240
10/18	$9,126	$12,610	$10,019
11/18	$9,056	$12,795	$9,963
12/18	$8,398	$11,894	$9,276
01/19	$8,830	$12,833	$9,782
02/19	$8,913	$13,176	$9,881
03/19	$8,871	$13,342	$9,863
04/19	$8,830	$13,792	$9,821
05/19	$8,583	$12,974	$9,491
06/19	$8,810	$13,824	$9,746
07/19	$8,727	$13,864	$9,680
08/19	$8,522	$13,535	$9,456
09/19	$8,645	$13,820	$9,567
10/19	$8,830	$14,198	$9,760
11/19	$8,583	$14,545	$9,510
12/19	$9,009	$15,057	$9,990
01/20	$8,345	$14,891	$9,255
02/20	$7,909	$13,688	$8,788
03/20	$7,037	$11,840	$7,663
04/20	$7,017	$13,108	$7,545
05/20	$7,266	$13,679	$7,872
06/20	$7,432	$14,116	$8,052
07/20	$7,909	$14,862	$8,512
08/20	$8,366	$15,772	$9,087
09/20	$8,127	$15,263	$8,783
10/20	$8,158	$14,892	$8,906
11/20	$8,444	$16,728	$9,219
12/20	$8,879	$17,505	$9,678
01/21	$9,108	$17,425	$9,932
02/21	$9,732	$17,829	$10,575
03/21	$9,550	$18,305	$10,348
04/21	$10,376	$19,105	$11,205
05/21	$10,750	$19,402	$11,511
06/21	$11,015	$19,658	$11,724
07/21	$11,254	$19,794	$11,940
08/21	$11,254	$20,289	$11,904
09/21	$11,893	$19,451	$12,497
10/21	$12,189	$20,444	$12,820
11/21	$11,285	$19,951	$11,882
12/21	$11,708	$20,750	$12,301
01/22	$12,655	$19,730	$13,381
02/22	$13,370	$19,221	$14,215
03/22	$14,715	$19,637	$15,444
04/22	$15,445	$18,065	$16,084
05/22	$15,828	$18,087	$16,329
06/22	$13,977	$16,562	$14,569
07/22	$14,541	$17,718	$15,190
08/22	$14,671	$17,066	$15,204
09/22	$13,313	$15,432	$13,971
10/22	$13,631	$16,364	$14,249
11/22	$14,230	$17,633	$14,639
12/22	$13,873	$16,939	$14,281
01/23	$13,902	$18,153	$14,211
02/23	$13,236	$17,633	$13,543
03/23	$13,208	$18,177	$13,515
04/23	$13,034	$18,438	$13,414
05/23	$12,253	$18,240	$12,658
06/23	$12,774	$19,299	$13,169
07/23	$13,699	$20,006	$13,993
08/23	$13,598	$19,447	$13,886
09/23	$13,425	$18,643	$13,789
10/23	$13,439	$18,082	$13,826
11/23	$13,251	$19,751	$13,515
12/23	$12,860	$20,700	$13,151
01/24	$12,920	$20,821	$13,203
02/24	$12,784	$21,715	$13,009
03/24	$13,418	$22,396	$13,439
04/24	$13,780	$21,658	$13,801
05/24	$13,931	$22,537	$14,043
06/24	$13,720	$23,039	$13,827
07/24	$13,222	$23,411	$13,269
08/24	$13,192	$24,005	$13,276
09/24	$13,795	$24,563	$13,921
10/24	$13,584	$24,011	$13,663
11/24	$13,629	$24,910	$13,719
12/24	$13,742	$24,320	$13,859
01/25	$14,285	$25,136	$14,407
02/25	$14,351	$24,985	$14,519
03/25	$14,910	$23,998	$15,089
04/25	$14,071	$24,222	$14,364
05/25	$14,071	$25,614	$14,281
06/25	$14,450	$26,764	$14,625
07/25	$14,417	$27,127	$14,558
08/25	$14,812	$27,797	$14,839
09/25	$15,108	$28,804	$15,158
10/25	$15,470	$29,448	$15,597
11/25	$15,816	$29,445	$16,096
12/25	$15,822	$29,752	$16,044
01/26	$17,499	$30,634	$17,707
02/26	$17,685	$31,028	$17,902
03/26	$19,599	$28,800	$19,962
04/26	$20,565	$31,730	$20,801
05/26	$20,243	$33,367	$20,060
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	43.86	13.49	7.95
Class A (including sales charges)	35.62	12.16	7.31
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Commodity Index Total Return	40.47	11.75	7.21

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$503,345,034
Total number of portfolio holdings	325
Management services fees (represents 0.63% of Fund average net assets)	$2,722,784
Portfolio turnover for the reporting period	124%

Columbia Commodity Strategy Fund | Class A | ASR129-01_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Commodities Exposure

Table Summary
Long
Energy	49.5%
Agriculture	35.1%
Livestock	16.9%
Precious Metals	16.5%
Industrial Metals	16.4%
Short
Agriculture	17.5%
Industrial Metals	8.7%
Livestock	0.7%

Asset Categories

Table Summary
Money Market Funds	33.7%
Corporate Bonds & Notes	17.1%
Asset-Backed Securities - Non-Agency	11.2%
Residential Mortgage-Backed Securities - Non-Agency	4.1%
Commercial Mortgage-Backed Securities - Non-Agency	2.7%
Other	1.2%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Investment Strategies, which was enhanced to include the ability to short commodity-linked futures contracts. On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Risks, which included the addition of Short Positions Risk.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Commodity Strategy Fund | Class A | ASR129-01_(07/26) |

Columbia Commodity Strategy Fund

Institutional Class | CCSZX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$109	0.89%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight position in the energy sector, combined with an underweight to industrial metals, were the primary contributors to the Fund’s relative performance during the period. Within energy, overweight exposures to unleaded gasoline and gasoil were the most significant contributors, supported by favorable market dynamics during the period. In industrial metals, an overweight allocation to zinc, along with an underweight position in nickel, also contributed positively to relative performance. Allocations to grains and livestock within the soft commodities sector (softs) also contributed positively to relative performance.

Top Performance Detractors

Security selection | Within the energy sector, exposure to longer-dated contracts in unleaded gasoline and heating oil weighed on relative performance. Positioning across industrial metals and softs also detracted moderately from performance.

Allocation | An overweight allocation to softs during the period weighed on relative performance, particularly an overweight position in coffee.

Columbia Commodity Strategy Fund | Institutional Class | ASR129-08_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Commodity Strategy Fund Institutional Class ($22,034)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Commodity Index Total Return ($20,060)
05/16	$10,000	$10,000	$10,000
06/16	$10,441	$9,939	$10,413
07/16	$9,908	$10,368	$9,881
08/16	$9,743	$10,403	$9,707
09/16	$10,018	$10,466	$10,011
10/16	$9,963	$10,289	$9,962
11/16	$10,110	$10,367	$10,095
12/16	$10,257	$10,591	$10,277
01/17	$10,276	$10,880	$10,291
02/17	$10,276	$11,186	$10,312
03/17	$10,037	$11,323	$10,038
04/17	$9,816	$11,499	$9,886
05/17	$9,724	$11,753	$9,755
06/17	$9,706	$11,806	$9,736
07/17	$9,982	$12,136	$9,957
08/17	$9,982	$12,183	$9,997
09/17	$9,982	$12,418	$9,982
10/17	$10,184	$12,676	$10,196
11/17	$10,147	$12,921	$10,149
12/17	$10,433	$13,130	$10,452
01/18	$10,654	$13,870	$10,659
02/18	$10,470	$13,288	$10,475
03/18	$10,378	$13,004	$10,410
04/18	$10,617	$13,128	$10,679
05/18	$10,727	$13,144	$10,830
06/18	$10,323	$13,073	$10,452
07/18	$10,102	$13,467	$10,228
08/18	$9,881	$13,573	$10,047
09/18	$10,047	$13,632	$10,240
10/18	$9,734	$12,610	$10,019
11/18	$9,679	$12,795	$9,963
12/18	$8,976	$11,894	$9,276
01/19	$9,431	$12,833	$9,782
02/19	$9,518	$13,176	$9,881
03/19	$9,475	$13,342	$9,863
04/19	$9,431	$13,792	$9,821
05/19	$9,171	$12,974	$9,491
06/19	$9,410	$13,824	$9,746
07/19	$9,345	$13,864	$9,680
08/19	$9,128	$13,535	$9,456
09/19	$9,236	$13,820	$9,567
10/19	$9,431	$14,198	$9,760
11/19	$9,193	$14,545	$9,510
12/19	$9,645	$15,057	$9,990
01/20	$8,944	$14,891	$9,255
02/20	$8,483	$13,688	$8,788
03/20	$7,541	$11,840	$7,663
04/20	$7,519	$13,108	$7,545
05/20	$7,782	$13,679	$7,872
06/20	$7,979	$14,116	$8,052
07/20	$8,461	$14,862	$8,512
08/20	$8,965	$15,772	$9,087
09/20	$8,719	$15,263	$8,783
10/20	$8,752	$14,892	$8,906
11/20	$9,059	$16,728	$9,219
12/20	$9,532	$17,505	$9,678
01/21	$9,779	$17,425	$9,932
02/21	$10,454	$17,829	$10,575
03/21	$10,262	$18,305	$10,348
04/21	$11,151	$19,105	$11,205
05/21	$11,552	$19,402	$11,511
06/21	$11,837	$19,658	$11,724
07/21	$12,095	$19,794	$11,940
08/21	$12,100	$20,289	$11,904
09/21	$12,786	$19,451	$12,497
10/21	$13,110	$20,444	$12,820
11/21	$12,139	$19,951	$11,882
12/21	$12,603	$20,750	$12,301
01/22	$13,620	$19,730	$13,381
02/22	$14,394	$19,221	$14,215
03/22	$15,843	$19,637	$15,444
04/22	$16,640	$18,065	$16,084
05/22	$17,050	$18,087	$16,329
06/22	$15,062	$16,562	$14,569
07/22	$15,669	$17,718	$15,190
08/22	$15,813	$17,066	$15,204
09/22	$14,349	$15,432	$13,971
10/22	$14,698	$16,364	$14,249
11/22	$15,350	$17,633	$14,639
12/22	$14,966	$16,939	$14,281
01/23	$14,996	$18,153	$14,211
02/23	$14,282	$17,633	$13,543
03/23	$14,252	$18,177	$13,515
04/23	$14,074	$18,438	$13,414
05/23	$13,226	$18,240	$12,658
06/23	$13,791	$19,299	$13,169
07/23	$14,788	$20,006	$13,993
08/23	$14,698	$19,447	$13,886
09/23	$14,520	$18,643	$13,789
10/23	$14,535	$18,082	$13,826
11/23	$14,327	$19,751	$13,515
12/23	$13,918	$20,700	$13,151
01/24	$13,981	$20,821	$13,203
02/24	$13,841	$21,715	$13,009
03/24	$14,524	$22,396	$13,439
04/24	$14,913	$21,658	$13,801
05/24	$15,084	$22,537	$14,043
06/24	$14,851	$23,039	$13,827
07/24	$14,322	$23,411	$13,269
08/24	$14,291	$24,005	$13,276
09/24	$14,944	$24,563	$13,921
10/24	$14,726	$24,011	$13,663
11/24	$14,773	$24,910	$13,719
12/24	$14,912	$24,320	$13,859
01/25	$15,503	$25,136	$14,407
02/25	$15,588	$24,985	$14,519
03/25	$16,180	$23,998	$15,089
04/25	$15,284	$24,222	$14,364
05/25	$15,284	$25,614	$14,281
06/25	$15,689	$26,764	$14,625
07/25	$15,672	$27,127	$14,558
08/25	$16,095	$27,797	$14,839
09/25	$16,416	$28,804	$15,158
10/25	$16,822	$29,448	$15,597
11/25	$17,194	$29,445	$16,096
12/25	$17,209	$29,752	$16,044
01/26	$19,038	$30,634	$17,707
02/26	$19,230	$31,028	$17,902
03/26	$21,320	$28,800	$19,962
04/26	$22,383	$31,730	$20,801
05/26	$22,034	$33,367	$20,060
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	44.17	13.79	8.22
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Commodity Index Total Return	40.47	11.75	7.21

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$503,345,034
Total number of portfolio holdings	325
Management services fees (represents 0.63% of Fund average net assets)	$2,722,784
Portfolio turnover for the reporting period	124%

Columbia Commodity Strategy Fund | Institutional Class | ASR129-08_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Commodities Exposure

Table Summary
Long
Energy	49.5%
Agriculture	35.1%
Livestock	16.9%
Precious Metals	16.5%
Industrial Metals	16.4%
Short
Agriculture	17.5%
Industrial Metals	8.7%
Livestock	0.7%

Asset Categories

Table Summary
Money Market Funds	33.7%
Corporate Bonds & Notes	17.1%
Asset-Backed Securities - Non-Agency	11.2%
Residential Mortgage-Backed Securities - Non-Agency	4.1%
Commercial Mortgage-Backed Securities - Non-Agency	2.7%
Other	1.2%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Investment Strategies, which was enhanced to include the ability to short commodity-linked futures contracts. On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Risks, which included the addition of Short Positions Risk.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Commodity Strategy Fund | Institutional Class | ASR129-08_(07/26) |

Columbia Commodity Strategy Fund

Institutional 2 Class | CADLX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$92	0.75%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight position in the energy sector, combined with an underweight to industrial metals, were the primary contributors to the Fund’s relative performance during the period. Within energy, overweight exposures to unleaded gasoline and gasoil were the most significant contributors, supported by favorable market dynamics during the period. In industrial metals, an overweight allocation to zinc, along with an underweight position in nickel, also contributed positively to relative performance. Allocations to grains and livestock within the soft commodities sector (softs) also contributed positively to relative performance.

Top Performance Detractors

Security selection | Within the energy sector, exposure to longer-dated contracts in unleaded gasoline and heating oil weighed on relative performance. Positioning across industrial metals and softs also detracted moderately from performance.

Allocation | An overweight allocation to softs during the period weighed on relative performance, particularly an overweight position in coffee.

Columbia Commodity Strategy Fund | Institutional 2 Class | ASR129-15_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Commodity Strategy Fund Institutional 2 Class ($22,259)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Commodity Index Total Return ($20,060)
05/16	$10,000	$10,000	$10,000
06/16	$10,455	$9,939	$10,413
07/16	$9,909	$10,368	$9,881
08/16	$9,745	$10,403	$9,707
09/16	$10,018	$10,466	$10,011
10/16	$9,982	$10,289	$9,962
11/16	$10,128	$10,367	$10,095
12/16	$10,273	$10,591	$10,277
01/17	$10,291	$10,880	$10,291
02/17	$10,291	$11,186	$10,312
03/17	$10,055	$11,323	$10,038
04/17	$9,818	$11,499	$9,886
05/17	$9,745	$11,753	$9,755
06/17	$9,727	$11,806	$9,736
07/17	$10,000	$12,136	$9,957
08/17	$10,000	$12,183	$9,997
09/17	$10,000	$12,418	$9,982
10/17	$10,200	$12,676	$10,196
11/17	$10,164	$12,921	$10,149
12/17	$10,451	$13,130	$10,452
01/18	$10,688	$13,870	$10,659
02/18	$10,506	$13,288	$10,475
03/18	$10,396	$13,004	$10,410
04/18	$10,652	$13,128	$10,679
05/18	$10,761	$13,144	$10,830
06/18	$10,360	$13,073	$10,452
07/18	$10,141	$13,467	$10,228
08/18	$9,904	$13,573	$10,047
09/18	$10,068	$13,632	$10,240
10/18	$9,758	$12,610	$10,019
11/18	$9,685	$12,795	$9,963
12/18	$8,993	$11,894	$9,276
01/19	$9,465	$12,833	$9,782
02/19	$9,551	$13,176	$9,881
03/19	$9,508	$13,342	$9,863
04/19	$9,465	$13,792	$9,821
05/19	$9,186	$12,974	$9,491
06/19	$9,444	$13,824	$9,746
07/19	$9,379	$13,864	$9,680
08/19	$9,165	$13,535	$9,456
09/19	$9,272	$13,820	$9,567
10/19	$9,465	$14,198	$9,760
11/19	$9,229	$14,545	$9,510
12/19	$9,684	$15,057	$9,990
01/20	$8,968	$14,891	$9,255
02/20	$8,512	$13,688	$8,788
03/20	$7,578	$11,840	$7,663
04/20	$7,556	$13,108	$7,545
05/20	$7,817	$13,679	$7,872
06/20	$8,012	$14,116	$8,052
07/20	$8,512	$14,862	$8,512
08/20	$9,011	$15,772	$9,087
09/20	$8,751	$15,263	$8,783
10/20	$8,789	$14,892	$8,906
11/20	$9,093	$16,728	$9,219
12/20	$9,568	$17,505	$9,678
01/21	$9,818	$17,425	$9,932
02/21	$10,498	$17,829	$10,575
03/21	$10,302	$18,305	$10,348
04/21	$11,199	$19,105	$11,205
05/21	$11,601	$19,402	$11,511
06/21	$11,889	$19,658	$11,724
07/21	$12,150	$19,794	$11,940
08/21	$12,161	$20,289	$11,904
09/21	$12,852	$19,451	$12,497
10/21	$13,178	$20,444	$12,820
11/21	$12,199	$19,951	$11,882
12/21	$12,665	$20,750	$12,301
01/22	$13,690	$19,730	$13,381
02/22	$14,468	$19,221	$14,215
03/22	$15,927	$19,637	$15,444
04/22	$16,727	$18,065	$16,084
05/22	$17,146	$18,087	$16,329
06/22	$15,149	$16,562	$14,569
07/22	$15,755	$17,718	$15,190
08/22	$15,904	$17,066	$15,204
09/22	$14,431	$15,432	$13,971
10/22	$14,782	$16,364	$14,249
11/22	$15,440	$17,633	$14,639
12/22	$15,062	$16,939	$14,281
01/23	$15,077	$18,153	$14,211
02/23	$14,370	$17,633	$13,543
03/23	$14,342	$18,177	$13,515
04/23	$14,169	$18,438	$13,414
05/23	$13,318	$18,240	$12,658
06/23	$13,880	$19,299	$13,169
07/23	$14,889	$20,006	$13,993
08/23	$14,788	$19,447	$13,886
09/23	$14,616	$18,643	$13,789
10/23	$14,630	$18,082	$13,826
11/23	$14,414	$19,751	$13,515
12/23	$14,017	$20,700	$13,151
01/24	$14,077	$20,821	$13,203
02/24	$13,941	$21,715	$13,009
03/24	$14,618	$22,396	$13,439
04/24	$15,024	$21,658	$13,801
05/24	$15,190	$22,537	$14,043
06/24	$14,964	$23,039	$13,827
07/24	$14,423	$23,411	$13,269
08/24	$14,393	$24,005	$13,276
09/24	$15,054	$24,563	$13,921
10/24	$14,829	$24,011	$13,663
11/24	$14,889	$24,910	$13,719
12/24	$15,023	$24,320	$13,859
01/25	$15,611	$25,136	$14,407
02/25	$15,692	$24,985	$14,519
03/25	$16,297	$23,998	$15,089
04/25	$15,398	$24,222	$14,364
05/25	$15,398	$25,614	$14,281
06/25	$15,823	$26,764	$14,625
07/25	$15,790	$27,127	$14,558
08/25	$16,231	$27,797	$14,839
09/25	$16,558	$28,804	$15,158
10/25	$16,966	$29,448	$15,597
11/25	$17,342	$29,445	$16,096
12/25	$17,363	$29,752	$16,044
01/26	$19,214	$30,634	$17,707
02/26	$19,416	$31,028	$17,902
03/26	$21,519	$28,800	$19,962
04/26	$22,596	$31,730	$20,801
05/26	$22,259	$33,367	$20,060
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	44.55	13.92	8.33
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Commodity Index Total Return	40.47	11.75	7.21

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$503,345,034
Total number of portfolio holdings	325
Management services fees (represents 0.63% of Fund average net assets)	$2,722,784
Portfolio turnover for the reporting period	124%

Columbia Commodity Strategy Fund | Institutional 2 Class | ASR129-15_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Commodities Exposure

Table Summary
Long
Energy	49.5%
Agriculture	35.1%
Livestock	16.9%
Precious Metals	16.5%
Industrial Metals	16.4%
Short
Agriculture	17.5%
Industrial Metals	8.7%
Livestock	0.7%

Asset Categories

Table Summary
Money Market Funds	33.7%
Corporate Bonds & Notes	17.1%
Asset-Backed Securities - Non-Agency	11.2%
Residential Mortgage-Backed Securities - Non-Agency	4.1%
Commercial Mortgage-Backed Securities - Non-Agency	2.7%
Other	1.2%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Investment Strategies, which was enhanced to include the ability to short commodity-linked futures contracts. On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Risks, which included the addition of Short Positions Risk.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Commodity Strategy Fund | Institutional 2 Class | ASR129-15_(07/26) |

Columbia Commodity Strategy Fund

Institutional 3 Class | CCFYX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$84	0.69%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sector allocation | An overweight position in the energy sector, combined with an underweight to industrial metals, were the primary contributors to the Fund’s relative performance during the period. Within energy, overweight exposures to unleaded gasoline and gasoil were the most significant contributors, supported by favorable market dynamics during the period. In industrial metals, an overweight allocation to zinc, along with an underweight position in nickel, also contributed positively to relative performance. Allocations to grains and livestock within the soft commodities sector (softs) also contributed positively to relative performance.

Top Performance Detractors

Security selection | Within the energy sector, exposure to longer-dated contracts in unleaded gasoline and heating oil weighed on relative performance. Positioning across industrial metals and softs also detracted moderately from performance.

Allocation | An overweight allocation to softs during the period weighed on relative performance, particularly an overweight position in coffee.

Columbia Commodity Strategy Fund | Institutional 3 Class | ASR129-17_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Commodity Strategy Fund Institutional 3 Class ($22,467)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Commodity Index Total Return ($20,060)
05/16	$10,000	$10,000	$10,000
06/16	$10,455	$9,939	$10,413
07/16	$9,909	$10,368	$9,881
08/16	$9,745	$10,403	$9,707
09/16	$10,018	$10,466	$10,011
10/16	$9,982	$10,289	$9,962
11/16	$10,127	$10,367	$10,095
12/16	$10,273	$10,591	$10,277
01/17	$10,291	$10,880	$10,291
02/17	$10,291	$11,186	$10,312
03/17	$10,055	$11,323	$10,038
04/17	$9,818	$11,499	$9,886
05/17	$9,745	$11,753	$9,755
06/17	$9,727	$11,806	$9,736
07/17	$10,000	$12,136	$9,957
08/17	$10,000	$12,183	$9,997
09/17	$10,000	$12,418	$9,982
10/17	$10,200	$12,676	$10,196
11/17	$10,182	$12,921	$10,149
12/17	$10,472	$13,130	$10,452
01/18	$10,690	$13,870	$10,659
02/18	$10,508	$13,288	$10,475
03/18	$10,417	$13,004	$10,410
04/18	$10,654	$13,128	$10,679
05/18	$10,763	$13,144	$10,830
06/18	$10,381	$13,073	$10,452
07/18	$10,144	$13,467	$10,228
08/18	$9,926	$13,573	$10,047
09/18	$10,089	$13,632	$10,240
10/18	$9,780	$12,610	$10,019
11/18	$9,707	$12,795	$9,963
12/18	$9,006	$11,894	$9,276
01/19	$9,477	$12,833	$9,782
02/19	$9,563	$13,176	$9,881
03/19	$9,542	$13,342	$9,863
04/19	$9,499	$13,792	$9,821
05/19	$9,220	$12,974	$9,491
06/19	$9,456	$13,824	$9,746
07/19	$9,392	$13,864	$9,680
08/19	$9,177	$13,535	$9,456
09/19	$9,306	$13,820	$9,567
10/19	$9,499	$14,198	$9,760
11/19	$9,263	$14,545	$9,510
12/19	$9,725	$15,057	$9,990
01/20	$9,009	$14,891	$9,255
02/20	$8,531	$13,688	$8,788
03/20	$7,620	$11,840	$7,663
04/20	$7,598	$13,108	$7,545
05/20	$7,858	$13,679	$7,872
06/20	$8,054	$14,116	$8,052
07/20	$8,553	$14,862	$8,512
08/20	$9,052	$15,772	$9,087
09/20	$8,803	$15,263	$8,783
10/20	$8,841	$14,892	$8,906
11/20	$9,150	$16,728	$9,219
12/20	$9,631	$17,505	$9,678
01/21	$9,881	$17,425	$9,932
02/21	$10,561	$17,829	$10,575
03/21	$10,370	$18,305	$10,348
04/21	$11,273	$19,105	$11,205
05/21	$11,675	$19,402	$11,511
06/21	$11,968	$19,658	$11,724
07/21	$12,229	$19,794	$11,940
08/21	$12,240	$20,289	$11,904
09/21	$12,936	$19,451	$12,497
10/21	$13,262	$20,444	$12,820
11/21	$12,289	$19,951	$11,882
12/21	$12,751	$20,750	$12,301
01/22	$13,788	$19,730	$13,381
02/22	$14,571	$19,221	$14,215
03/22	$16,048	$19,637	$15,444
04/22	$16,847	$18,065	$16,084
05/22	$17,272	$18,087	$16,329
06/22	$15,258	$16,562	$14,569
07/22	$15,877	$17,718	$15,190
08/22	$16,019	$17,066	$15,204
09/22	$14,541	$15,432	$13,971
10/22	$14,899	$16,364	$14,249
11/22	$15,556	$17,633	$14,639
12/22	$15,172	$16,939	$14,281
01/23	$15,201	$18,153	$14,211
02/23	$14,488	$17,633	$13,543
03/23	$14,459	$18,177	$13,515
04/23	$14,274	$18,438	$13,414
05/23	$13,418	$18,240	$12,658
06/23	$13,989	$19,299	$13,169
07/23	$15,015	$20,006	$13,993
08/23	$14,915	$19,447	$13,886
09/23	$14,730	$18,643	$13,789
10/23	$14,744	$18,082	$13,826
11/23	$14,545	$19,751	$13,515
12/23	$14,132	$20,700	$13,151
01/24	$14,206	$20,821	$13,203
02/24	$14,057	$21,715	$13,009
03/24	$14,741	$22,396	$13,439
04/24	$15,158	$21,658	$13,801
05/24	$15,322	$22,537	$14,043
06/24	$15,098	$23,039	$13,827
07/24	$14,548	$23,411	$13,269
08/24	$14,533	$24,005	$13,276
09/24	$15,188	$24,563	$13,921
10/24	$14,965	$24,011	$13,663
11/24	$15,024	$24,910	$13,719
12/24	$15,164	$24,320	$13,859
01/25	$15,761	$25,136	$14,407
02/25	$15,841	$24,985	$14,519
03/25	$16,454	$23,998	$15,089
04/25	$15,535	$24,222	$14,364
05/25	$15,535	$25,614	$14,281
06/25	$15,971	$26,764	$14,625
07/25	$15,938	$27,127	$14,558
08/25	$16,390	$27,797	$14,839
09/25	$16,713	$28,804	$15,158
10/25	$17,116	$29,448	$15,597
11/25	$17,503	$29,445	$16,096
12/25	$17,515	$29,752	$16,044
01/26	$19,392	$30,634	$17,707
02/26	$19,592	$31,028	$17,902
03/26	$21,736	$28,800	$19,962
04/26	$22,816	$31,730	$20,801
05/26	$22,467	$33,367	$20,060
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	44.62	13.99	8.43
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Commodity Index Total Return	40.47	11.75	7.21

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$503,345,034
Total number of portfolio holdings	325
Management services fees (represents 0.63% of Fund average net assets)	$2,722,784
Portfolio turnover for the reporting period	124%

Columbia Commodity Strategy Fund | Institutional 3 Class | ASR129-17_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Commodities Exposure

Table Summary
Long
Energy	49.5%
Agriculture	35.1%
Livestock	16.9%
Precious Metals	16.5%
Industrial Metals	16.4%
Short
Agriculture	17.5%
Industrial Metals	8.7%
Livestock	0.7%

Asset Categories

Table Summary
Money Market Funds	33.7%
Corporate Bonds & Notes	17.1%
Asset-Backed Securities - Non-Agency	11.2%
Residential Mortgage-Backed Securities - Non-Agency	4.1%
Commercial Mortgage-Backed Securities - Non-Agency	2.7%
Other	1.2%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Investment Strategies, which was enhanced to include the ability to short commodity-linked futures contracts. On March 19, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s Principal Risks, which included the addition of Short Positions Risk.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Commodity Strategy Fund | Institutional 3 Class | ASR129-17_(07/26) |

Columbia Dividend Opportunity Fund

Class A | INUTX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$113	1.00%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the energy sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Seagate Technology, a technology hardware company, Corning, an optical communications company, and Cisco Systems, a technology hardware company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the consumer staples sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a processed and packaged foods company, Home Depot, a building materials and home improvement company, and Genuine Parts Company, an automotive and industrial replacement parts company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Dividend Opportunity Fund | Class A | ASR140-01_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Dividend Opportunity Fund Class A (including sales charges) ($26,182)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$9,428	$10,000	$10,000
06/16	$9,739	$10,023	$10,086
07/16	$9,893	$10,404	$10,379
08/16	$9,759	$10,418	$10,459
09/16	$9,746	$10,427	$10,438
10/16	$9,590	$10,223	$10,276
11/16	$9,705	$10,626	$10,863
12/16	$10,010	$10,826	$11,134
01/17	$10,104	$11,044	$11,214
02/17	$10,441	$11,471	$11,617
03/17	$10,426	$11,478	$11,498
04/17	$10,404	$11,600	$11,477
05/17	$10,532	$11,748	$11,466
06/17	$10,516	$11,830	$11,653
07/17	$10,570	$12,064	$11,808
08/17	$10,484	$12,102	$11,670
09/17	$10,844	$12,359	$12,016
10/17	$10,855	$12,643	$12,103
11/17	$11,222	$13,028	$12,474
12/17	$11,441	$13,174	$12,656
01/18	$11,830	$13,897	$13,145
02/18	$11,346	$13,387	$12,518
03/18	$11,192	$13,083	$12,297
04/18	$11,311	$13,127	$12,338
05/18	$11,370	$13,462	$12,411
06/18	$11,370	$13,549	$12,442
07/18	$11,754	$14,017	$12,934
08/18	$11,886	$14,500	$13,125
09/18	$12,005	$14,555	$13,152
10/18	$11,473	$13,525	$12,471
11/18	$11,848	$13,800	$12,843
12/18	$10,831	$12,543	$11,610
01/19	$11,613	$13,595	$12,513
02/19	$12,037	$14,055	$12,913
03/19	$12,179	$14,300	$12,995
04/19	$12,513	$14,877	$13,456
05/19	$11,765	$13,929	$12,591
06/19	$12,484	$14,907	$13,495
07/19	$12,538	$15,138	$13,607
08/19	$12,255	$14,861	$13,206
09/19	$12,691	$15,119	$13,678
10/19	$12,732	$15,439	$13,869
11/19	$12,949	$16,023	$14,298
12/19	$13,361	$16,485	$14,691
01/20	$12,987	$16,503	$14,375
02/20	$11,790	$15,155	$12,983
03/20	$10,327	$13,152	$10,764
04/20	$11,371	$14,890	$11,974
05/20	$11,659	$15,675	$12,385
06/20	$11,586	$16,022	$12,302
07/20	$11,938	$16,960	$12,789
08/20	$12,304	$18,205	$13,317
09/20	$11,921	$17,540	$12,990
10/20	$11,651	$17,117	$12,820
11/20	$12,982	$19,132	$14,544
12/20	$13,471	$19,941	$15,102
01/21	$13,318	$19,777	$14,963
02/21	$13,985	$20,350	$15,868
03/21	$14,917	$21,120	$16,801
04/21	$15,352	$22,257	$17,473
05/21	$15,723	$22,363	$17,881
06/21	$15,668	$22,923	$17,676
07/21	$15,708	$23,399	$17,818
08/21	$15,974	$24,077	$18,171
09/21	$15,505	$22,971	$17,539
10/21	$16,280	$24,565	$18,429
11/21	$15,828	$24,235	$17,780
12/21	$16,989	$25,217	$18,901
01/22	$16,998	$23,795	$18,461
02/22	$16,775	$23,142	$18,247
03/22	$17,265	$23,923	$18,762
04/22	$16,584	$21,790	$17,704
05/22	$17,144	$21,757	$18,048
06/22	$15,844	$19,935	$16,471
07/22	$16,525	$21,792	$17,563
08/22	$16,051	$20,955	$17,040
09/22	$14,754	$19,016	$15,546
10/22	$16,294	$20,541	$17,140
11/22	$17,298	$21,653	$18,211
12/22	$16,697	$20,394	$17,477
01/23	$17,219	$21,761	$18,382
02/23	$16,630	$21,243	$17,734
03/23	$16,422	$21,915	$17,652
04/23	$16,649	$22,187	$17,918
05/23	$15,823	$22,290	$17,227
06/23	$16,686	$23,795	$18,372
07/23	$17,271	$24,614	$19,018
08/23	$16,794	$24,183	$18,504
09/23	$16,201	$23,046	$17,790
10/23	$15,583	$22,489	$17,162
11/23	$16,574	$24,590	$18,457
12/23	$17,506	$25,804	$19,480
01/24	$17,570	$26,164	$19,500
02/24	$17,969	$27,576	$20,219
03/24	$18,985	$28,461	$21,230
04/24	$18,313	$27,249	$20,323
05/24	$18,865	$28,533	$20,968
06/24	$18,723	$29,477	$20,770
07/24	$19,582	$29,906	$21,832
08/24	$20,199	$30,615	$22,418
09/24	$20,495	$31,269	$22,729
10/24	$20,429	$31,051	$22,479
11/24	$21,309	$33,050	$23,914
12/24	$20,168	$32,129	$22,279
01/25	$20,899	$33,151	$23,310
02/25	$21,459	$32,571	$23,405
03/25	$20,839	$30,686	$22,755
04/25	$19,978	$30,504	$22,061
05/25	$20,638	$32,451	$22,836
06/25	$21,386	$34,094	$23,616
07/25	$21,364	$34,852	$23,752
08/25	$22,248	$35,586	$24,509
09/25	$22,686	$36,819	$24,875
10/25	$22,483	$37,614	$24,985
11/25	$23,202	$37,706	$25,648
12/25	$23,313	$37,708	$25,822
01/26	$24,675	$38,227	$27,001
02/26	$25,466	$38,022	$27,701
03/26	$24,519	$36,131	$26,365
04/26	$25,590	$39,783	$28,515
05/26	$26,182	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	26.86	10.74	10.75
Class A (including sales charges)	19.55	9.43	10.10
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,451,571,562
Total number of portfolio holdings	90
Management services fees (represents 0.64% of Fund average net assets)	$14,127,233
Portfolio turnover for the reporting period	28%

Columbia Dividend Opportunity Fund | Class A | ASR140-01_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	17.7%
Information Technology	13.9%
Health Care	12.3%
Consumer Staples	9.5%
Industrials	9.0%
Energy	8.0%
Consumer Discretionary	7.1%
Utilities	3.9%
Real Estate	3.8%
Communication Services	3.5%
Other	3.4%

Top Holdings

Table Summary
Cisco Systems, Inc.	3.6%
Exxon Mobil Corp.	3.3%
JPMorgan Chase & Co.	2.9%
Goldman Sachs Group, Inc. (The)	2.8%
Johnson & Johnson	2.6%
International Business Machines Corp.	2.3%
Philip Morris International, Inc.	2.2%
Chevron Corp.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%

Asset Categories

Table Summary
Common Stocks	92.1%
Convertible Preferred Stocks	5.6%
Money Market Funds	1.3%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Opportunity Fund | Class A | ASR140-01_(07/26) |

Columbia Dividend Opportunity Fund

Class C | ACUIX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$198	1.75%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the energy sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Seagate Technology, a technology hardware company, Corning, an optical communications company, and Cisco Systems, a technology hardware company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the consumer staples sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a processed and packaged foods company, Home Depot, a building materials and home improvement company, and Genuine Parts Company, an automotive and industrial replacement parts company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Dividend Opportunity Fund | Class C | ASR140-04_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Dividend Opportunity Fund Class C (including sales charges) ($25,758)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,317	$10,023	$10,086
07/16	$10,484	$10,404	$10,379
08/16	$10,328	$10,418	$10,459
09/16	$10,317	$10,427	$10,438
10/16	$10,137	$10,223	$10,276
11/16	$10,250	$10,626	$10,863
12/16	$10,570	$10,826	$11,134
01/17	$10,660	$11,044	$11,214
02/17	$11,012	$11,471	$11,617
03/17	$10,986	$11,478	$11,498
04/17	$10,963	$11,600	$11,477
05/17	$11,088	$11,748	$11,466
06/17	$11,062	$11,830	$11,653
07/17	$11,108	$12,064	$11,808
08/17	$11,016	$12,102	$11,670
09/17	$11,381	$12,359	$12,016
10/17	$11,393	$12,643	$12,103
11/17	$11,763	$13,028	$12,474
12/17	$11,998	$13,174	$12,656
01/18	$12,389	$13,897	$13,145
02/18	$11,871	$13,387	$12,518
03/18	$11,708	$13,083	$12,297
04/18	$11,823	$13,127	$12,338
05/18	$11,874	$13,462	$12,411
06/18	$11,876	$13,549	$12,442
07/18	$12,260	$14,017	$12,934
08/18	$12,388	$14,500	$13,125
09/18	$12,505	$14,555	$13,152
10/18	$11,951	$13,525	$12,471
11/18	$12,325	$13,800	$12,843
12/18	$11,256	$12,543	$11,610
01/19	$12,061	$13,595	$12,513
02/19	$12,499	$14,055	$12,913
03/19	$12,641	$14,300	$12,995
04/19	$12,982	$14,877	$13,456
05/19	$12,187	$13,929	$12,591
06/19	$12,927	$14,907	$13,495
07/19	$12,984	$15,138	$13,607
08/19	$12,684	$14,861	$13,206
09/19	$13,121	$15,119	$13,678
10/19	$13,150	$15,439	$13,869
11/19	$13,380	$16,023	$14,298
12/19	$13,790	$16,485	$14,691
01/20	$13,393	$16,503	$14,375
02/20	$12,140	$15,155	$12,983
03/20	$10,638	$13,152	$10,764
04/20	$11,711	$14,890	$11,974
05/20	$11,983	$15,675	$12,385
06/20	$11,900	$16,022	$12,302
07/20	$12,271	$16,960	$12,789
08/20	$12,627	$18,205	$13,317
09/20	$12,238	$17,540	$12,990
10/20	$11,950	$17,117	$12,820
11/20	$13,308	$19,132	$14,544
12/20	$13,803	$19,941	$15,102
01/21	$13,637	$19,777	$14,963
02/21	$14,315	$20,350	$15,868
03/21	$15,257	$21,120	$16,801
04/21	$15,693	$22,257	$17,473
05/21	$16,063	$22,363	$17,881
06/21	$15,995	$22,923	$17,676
07/21	$16,024	$23,399	$17,818
08/21	$16,282	$24,077	$18,171
09/21	$15,795	$22,971	$17,539
10/21	$16,575	$24,565	$18,429
11/21	$16,110	$24,235	$17,780
12/21	$17,275	$25,217	$18,901
01/22	$17,275	$23,795	$18,461
02/22	$17,037	$23,142	$18,247
03/22	$17,522	$23,923	$18,762
04/22	$16,823	$21,790	$17,704
05/22	$17,381	$21,757	$18,048
06/22	$16,051	$19,935	$16,471
07/22	$16,735	$21,792	$17,563
08/22	$16,245	$20,955	$17,040
09/22	$14,919	$19,016	$15,546
10/22	$16,464	$20,541	$17,140
11/22	$17,469	$21,653	$18,211
12/22	$16,853	$20,394	$17,477
01/23	$17,368	$21,761	$18,382
02/23	$16,763	$21,243	$17,734
03/23	$16,548	$21,915	$17,652
04/23	$16,759	$22,187	$17,918
05/23	$15,919	$22,290	$17,227
06/23	$16,775	$23,795	$18,372
07/23	$17,353	$24,614	$19,018
08/23	$16,867	$24,183	$18,504
09/23	$16,258	$23,046	$17,790
10/23	$15,632	$22,489	$17,162
11/23	$16,614	$24,590	$18,457
12/23	$17,539	$25,804	$19,480
01/24	$17,590	$26,164	$19,500
02/24	$17,978	$27,576	$20,219
03/24	$18,985	$28,461	$21,230
04/24	$18,300	$27,249	$20,323
05/24	$18,839	$28,533	$20,968
06/24	$18,688	$29,477	$20,770
07/24	$19,534	$29,906	$21,832
08/24	$20,134	$30,615	$22,418
09/24	$20,418	$31,269	$22,729
10/24	$20,339	$31,051	$22,479
11/24	$21,199	$33,050	$23,914
12/24	$20,050	$32,129	$22,279
01/25	$20,766	$33,151	$23,310
02/25	$21,309	$32,571	$23,405
03/25	$20,681	$30,686	$22,755
04/25	$19,811	$30,504	$22,061
05/25	$20,452	$32,451	$22,836
06/25	$21,188	$34,094	$23,616
07/25	$21,149	$34,852	$23,752
08/25	$22,007	$35,586	$24,509
09/25	$22,431	$36,819	$24,875
10/25	$22,211	$37,614	$24,985
11/25	$22,910	$37,706	$25,648
12/25	$23,002	$37,708	$25,822
01/26	$24,334	$38,227	$27,001
02/26	$25,099	$38,022	$27,701
03/26	$24,150	$36,131	$26,365
04/26	$25,194	$39,783	$28,515
05/26	$25,758	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	25.94	9.90	9.92
Class C (including sales charges)	24.94	9.90	9.92
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,451,571,562
Total number of portfolio holdings	90
Management services fees (represents 0.64% of Fund average net assets)	$14,127,233
Portfolio turnover for the reporting period	28%

Columbia Dividend Opportunity Fund | Class C | ASR140-04_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	17.7%
Information Technology	13.9%
Health Care	12.3%
Consumer Staples	9.5%
Industrials	9.0%
Energy	8.0%
Consumer Discretionary	7.1%
Utilities	3.9%
Real Estate	3.8%
Communication Services	3.5%
Other	3.4%

Top Holdings

Table Summary
Cisco Systems, Inc.	3.6%
Exxon Mobil Corp.	3.3%
JPMorgan Chase & Co.	2.9%
Goldman Sachs Group, Inc. (The)	2.8%
Johnson & Johnson	2.6%
International Business Machines Corp.	2.3%
Philip Morris International, Inc.	2.2%
Chevron Corp.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%

Asset Categories

Table Summary
Common Stocks	92.1%
Convertible Preferred Stocks	5.6%
Money Market Funds	1.3%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Opportunity Fund | Class C | ASR140-04_(07/26) |

Columbia Dividend Opportunity Fund

Institutional Class | CDOZX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$85	0.75%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the energy sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Seagate Technology, a technology hardware company, Corning, an optical communications company, and Cisco Systems, a technology hardware company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the consumer staples sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a processed and packaged foods company, Home Depot, a building materials and home improvement company, and Genuine Parts Company, an automotive and industrial replacement parts company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Dividend Opportunity Fund | Institutional Class | ASR140-08_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Dividend Opportunity Fund Institutional Class ($28,462)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,323	$10,023	$10,086
07/16	$10,498	$10,404	$10,379
08/16	$10,345	$10,418	$10,459
09/16	$10,349	$10,427	$10,438
10/16	$10,184	$10,223	$10,276
11/16	$10,305	$10,626	$10,863
12/16	$10,634	$10,826	$11,134
01/17	$10,734	$11,044	$11,214
02/17	$11,090	$11,471	$11,617
03/17	$11,081	$11,478	$11,498
04/17	$11,058	$11,600	$11,477
05/17	$11,193	$11,748	$11,466
06/17	$11,183	$11,830	$11,653
07/17	$11,240	$12,064	$11,808
08/17	$11,149	$12,102	$11,670
09/17	$11,538	$12,359	$12,016
10/17	$11,549	$12,643	$12,103
11/17	$11,939	$13,028	$12,474
12/17	$12,177	$13,174	$12,656
01/18	$12,590	$13,897	$13,145
02/18	$12,077	$13,387	$12,518
03/18	$11,921	$13,083	$12,297
04/18	$12,060	$13,127	$12,338
05/18	$12,110	$13,462	$12,411
06/18	$12,118	$13,549	$12,442
07/18	$12,525	$14,017	$12,934
08/18	$12,678	$14,500	$13,125
09/18	$12,799	$14,555	$13,152
10/18	$12,234	$13,525	$12,471
11/18	$12,632	$13,800	$12,843
12/18	$11,560	$12,543	$11,610
01/19	$12,390	$13,595	$12,513
02/19	$12,841	$14,055	$12,913
03/19	$12,999	$14,300	$12,995
04/19	$13,354	$14,877	$13,456
05/19	$12,559	$13,929	$12,591
06/19	$13,346	$14,907	$13,495
07/19	$13,403	$15,138	$13,607
08/19	$13,102	$14,861	$13,206
09/19	$13,574	$15,119	$13,678
10/19	$13,618	$15,439	$13,869
11/19	$13,848	$16,023	$14,298
12/19	$14,296	$16,485	$14,691
01/20	$13,898	$16,503	$14,375
02/20	$12,609	$15,155	$12,983
03/20	$11,045	$13,152	$10,764
04/20	$12,174	$14,890	$11,974
05/20	$12,480	$15,675	$12,385
06/20	$12,409	$16,022	$12,302
07/20	$12,800	$16,960	$12,789
08/20	$13,175	$18,205	$13,317
09/20	$12,779	$17,540	$12,990
10/20	$12,487	$17,117	$12,820
11/20	$13,918	$19,132	$14,544
12/20	$14,448	$19,941	$15,102
01/21	$14,285	$19,777	$14,963
02/21	$15,004	$20,350	$15,868
03/21	$16,008	$21,120	$16,801
04/21	$16,480	$22,257	$17,473
05/21	$16,880	$22,363	$17,881
06/21	$16,828	$22,923	$17,676
07/21	$16,871	$23,399	$17,818
08/21	$17,159	$24,077	$18,171
09/21	$16,660	$22,971	$17,539
10/21	$17,498	$24,565	$18,429
11/21	$17,015	$24,235	$17,780
12/21	$18,266	$25,217	$18,901
01/22	$18,280	$23,795	$18,461
02/22	$18,043	$23,142	$18,247
03/22	$18,572	$23,923	$18,762
04/22	$17,845	$21,790	$17,704
05/22	$18,453	$21,757	$18,048
06/22	$17,055	$19,935	$16,471
07/22	$17,793	$21,792	$17,563
08/22	$17,287	$20,955	$17,040
09/22	$15,890	$19,016	$15,546
10/22	$17,558	$20,541	$17,140
11/22	$18,638	$21,653	$18,211
12/22	$18,000	$20,394	$17,477
01/23	$18,565	$21,761	$18,382
02/23	$17,933	$21,243	$17,734
03/23	$17,713	$21,915	$17,652
04/23	$17,956	$22,187	$17,918
05/23	$17,071	$22,290	$17,227
06/23	$18,007	$23,795	$18,372
07/23	$18,644	$24,614	$19,018
08/23	$18,132	$24,183	$18,504
09/23	$17,493	$23,046	$17,790
10/23	$16,830	$22,489	$17,162
11/23	$17,908	$24,590	$18,457
12/23	$18,919	$25,804	$19,480
01/24	$18,988	$26,164	$19,500
02/24	$19,421	$27,576	$20,219
03/24	$20,529	$28,461	$21,230
04/24	$19,802	$27,249	$20,323
05/24	$20,405	$28,533	$20,968
06/24	$20,261	$29,477	$20,770
07/24	$21,194	$29,906	$21,832
08/24	$21,867	$30,615	$22,418
09/24	$22,189	$31,269	$22,729
10/24	$22,123	$31,051	$22,479
11/24	$23,080	$33,050	$23,914
12/24	$21,845	$32,129	$22,279
01/25	$22,643	$33,151	$23,310
02/25	$23,256	$32,571	$23,405
03/25	$22,592	$30,686	$22,755
04/25	$21,660	$30,504	$22,061
05/25	$22,376	$32,451	$22,836
06/25	$23,201	$34,094	$23,616
07/25	$23,177	$34,852	$23,752
08/25	$24,140	$35,586	$24,509
09/25	$24,620	$36,819	$24,875
10/25	$24,402	$37,614	$24,985
11/25	$25,188	$37,706	$25,648
12/25	$25,317	$37,708	$25,822
01/26	$26,802	$38,227	$27,001
02/26	$27,667	$38,022	$27,701
03/26	$26,639	$36,131	$26,365
04/26	$27,812	$39,783	$28,515
05/26	$28,462	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	27.20	11.01	11.03
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,451,571,562
Total number of portfolio holdings	90
Management services fees (represents 0.64% of Fund average net assets)	$14,127,233
Portfolio turnover for the reporting period	28%

Columbia Dividend Opportunity Fund | Institutional Class | ASR140-08_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	17.7%
Information Technology	13.9%
Health Care	12.3%
Consumer Staples	9.5%
Industrials	9.0%
Energy	8.0%
Consumer Discretionary	7.1%
Utilities	3.9%
Real Estate	3.8%
Communication Services	3.5%
Other	3.4%

Top Holdings

Table Summary
Cisco Systems, Inc.	3.6%
Exxon Mobil Corp.	3.3%
JPMorgan Chase & Co.	2.9%
Goldman Sachs Group, Inc. (The)	2.8%
Johnson & Johnson	2.6%
International Business Machines Corp.	2.3%
Philip Morris International, Inc.	2.2%
Chevron Corp.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%

Asset Categories

Table Summary
Common Stocks	92.1%
Convertible Preferred Stocks	5.6%
Money Market Funds	1.3%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Opportunity Fund | Institutional Class | ASR140-08_(07/26) |

Columbia Dividend Opportunity Fund

Institutional 2 Class | RSDFX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$82	0.72%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the energy sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Seagate Technology, a technology hardware company, Corning, an optical communications company, and Cisco Systems, a technology hardware company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the consumer staples sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a processed and packaged foods company, Home Depot, a building materials and home improvement company, and Genuine Parts Company, an automotive and industrial replacement parts company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Dividend Opportunity Fund | Institutional 2 Class | ASR140-15_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Dividend Opportunity Fund Institutional 2 Class ($28,587)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,325	$10,023	$10,086
07/16	$10,499	$10,404	$10,379
08/16	$10,347	$10,418	$10,459
09/16	$10,342	$10,427	$10,438
10/16	$10,188	$10,223	$10,276
11/16	$10,298	$10,626	$10,863
12/16	$10,639	$10,826	$11,134
01/17	$10,739	$11,044	$11,214
02/17	$11,095	$11,471	$11,617
03/17	$11,087	$11,478	$11,498
04/17	$11,065	$11,600	$11,477
05/17	$11,199	$11,748	$11,466
06/17	$11,191	$11,830	$11,653
07/17	$11,248	$12,064	$11,808
08/17	$11,157	$12,102	$11,670
09/17	$11,536	$12,359	$12,016
10/17	$11,559	$12,643	$12,103
11/17	$11,947	$13,028	$12,474
12/17	$12,187	$13,174	$12,656
01/18	$12,600	$13,897	$13,145
02/18	$12,087	$13,387	$12,518
03/18	$11,920	$13,083	$12,297
04/18	$12,059	$13,127	$12,338
05/18	$12,122	$13,462	$12,411
06/18	$12,131	$13,549	$12,442
07/18	$12,538	$14,017	$12,934
08/18	$12,690	$14,500	$13,125
09/18	$12,814	$14,555	$13,152
10/18	$12,249	$13,525	$12,471
11/18	$12,660	$13,800	$12,843
12/18	$11,577	$12,543	$11,610
01/19	$12,407	$13,595	$12,513
02/19	$12,857	$14,055	$12,913
03/19	$13,017	$14,300	$12,995
04/19	$13,385	$14,877	$13,456
05/19	$12,591	$13,929	$12,591
06/19	$13,364	$14,907	$13,495
07/19	$13,422	$15,138	$13,607
08/19	$13,121	$14,861	$13,206
09/19	$13,594	$15,119	$13,678
10/19	$13,637	$15,439	$13,869
11/19	$13,883	$16,023	$14,298
12/19	$14,317	$16,485	$14,691
01/20	$13,935	$16,503	$14,375
02/20	$12,631	$15,155	$12,983
03/20	$11,070	$13,152	$10,764
04/20	$12,198	$14,890	$11,974
05/20	$12,504	$15,675	$12,385
06/20	$12,435	$16,022	$12,302
07/20	$12,825	$16,960	$12,789
08/20	$13,200	$18,205	$13,317
09/20	$12,806	$17,540	$12,990
10/20	$12,519	$17,117	$12,820
11/20	$13,953	$19,132	$14,544
12/20	$14,485	$19,941	$15,102
01/21	$14,321	$19,777	$14,963
02/21	$15,045	$20,350	$15,868
03/21	$16,051	$21,120	$16,801
04/21	$16,522	$22,257	$17,473
05/21	$16,927	$22,363	$17,881
06/21	$16,873	$22,923	$17,676
07/21	$16,919	$23,399	$17,818
08/21	$17,208	$24,077	$18,171
09/21	$16,707	$22,971	$17,539
10/21	$17,549	$24,565	$18,429
11/21	$17,066	$24,235	$17,780
12/21	$18,320	$25,217	$18,901
01/22	$18,334	$23,795	$18,461
02/22	$18,096	$23,142	$18,247
03/22	$18,628	$23,923	$18,762
04/22	$17,900	$21,790	$17,704
05/22	$18,508	$21,757	$18,048
06/22	$17,108	$19,935	$16,471
07/22	$17,851	$21,792	$17,563
08/22	$17,345	$20,955	$17,040
09/22	$15,945	$19,016	$15,546
10/22	$17,614	$20,541	$17,140
11/22	$18,703	$21,653	$18,211
12/22	$18,063	$20,394	$17,477
01/23	$18,633	$21,761	$18,382
02/23	$17,996	$21,243	$17,734
03/23	$17,777	$21,915	$17,652
04/23	$18,020	$22,187	$17,918
05/23	$17,130	$22,290	$17,227
06/23	$18,074	$23,795	$18,372
07/23	$18,711	$24,614	$19,018
08/23	$18,199	$24,183	$18,504
09/23	$17,561	$23,046	$17,790
10/23	$16,892	$22,489	$17,162
11/23	$17,976	$24,590	$18,457
12/23	$18,988	$25,804	$19,480
01/24	$19,063	$26,164	$19,500
02/24	$19,497	$27,576	$20,219
03/24	$20,606	$28,461	$21,230
04/24	$19,884	$27,249	$20,323
05/24	$20,488	$28,533	$20,968
06/24	$20,339	$29,477	$20,770
07/24	$21,279	$29,906	$21,832
08/24	$21,952	$30,615	$22,418
09/24	$22,280	$31,269	$22,729
10/24	$22,215	$31,051	$22,479
11/24	$23,172	$33,050	$23,914
12/24	$21,939	$32,129	$22,279
01/25	$22,737	$33,151	$23,310
02/25	$23,350	$32,571	$23,405
03/25	$22,683	$30,686	$22,755
04/25	$21,750	$30,504	$22,061
05/25	$22,473	$32,451	$22,836
06/25	$23,299	$34,094	$23,616
07/25	$23,276	$34,852	$23,752
08/25	$24,245	$35,586	$24,509
09/25	$24,733	$36,819	$24,875
10/25	$24,514	$37,614	$24,985
11/25	$25,301	$37,706	$25,648
12/25	$25,426	$37,708	$25,822
01/26	$26,924	$38,227	$27,001
02/26	$27,789	$38,022	$27,701
03/26	$26,763	$36,131	$26,365
04/26	$27,943	$39,783	$28,515
05/26	$28,587	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	27.21	11.05	11.08
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,451,571,562
Total number of portfolio holdings	90
Management services fees (represents 0.64% of Fund average net assets)	$14,127,233
Portfolio turnover for the reporting period	28%

Columbia Dividend Opportunity Fund | Institutional 2 Class | ASR140-15_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	17.7%
Information Technology	13.9%
Health Care	12.3%
Consumer Staples	9.5%
Industrials	9.0%
Energy	8.0%
Consumer Discretionary	7.1%
Utilities	3.9%
Real Estate	3.8%
Communication Services	3.5%
Other	3.4%

Top Holdings

Table Summary
Cisco Systems, Inc.	3.6%
Exxon Mobil Corp.	3.3%
JPMorgan Chase & Co.	2.9%
Goldman Sachs Group, Inc. (The)	2.8%
Johnson & Johnson	2.6%
International Business Machines Corp.	2.3%
Philip Morris International, Inc.	2.2%
Chevron Corp.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%

Asset Categories

Table Summary
Common Stocks	92.1%
Convertible Preferred Stocks	5.6%
Money Market Funds	1.3%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Opportunity Fund | Institutional 2 Class | ASR140-15_(07/26) |

Columbia Dividend Opportunity Fund

Institutional 3 Class | CDOYX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$76	0.67%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the energy sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Seagate Technology, a technology hardware company, Corning, an optical communications company, and Cisco Systems, a technology hardware company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the consumer staples sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a processed and packaged foods company, Home Depot, a building materials and home improvement company, and Genuine Parts Company, an automotive and industrial replacement parts company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Dividend Opportunity Fund | Institutional 3 Class | ASR140-17_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Dividend Opportunity Fund Institutional 3 Class ($28,724)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,322	$10,023	$10,086
07/16	$10,494	$10,404	$10,379
08/16	$10,355	$10,418	$10,459
09/16	$10,351	$10,427	$10,438
10/16	$10,188	$10,223	$10,276
11/16	$10,308	$10,626	$10,863
12/16	$10,635	$10,826	$11,134
01/17	$10,745	$11,044	$11,214
02/17	$11,097	$11,471	$11,617
03/17	$11,090	$11,478	$11,498
04/17	$11,068	$11,600	$11,477
05/17	$11,201	$11,748	$11,466
06/17	$11,195	$11,830	$11,653
07/17	$11,251	$12,064	$11,808
08/17	$11,161	$12,102	$11,670
09/17	$11,548	$12,359	$12,016
10/17	$11,570	$12,643	$12,103
11/17	$11,966	$13,028	$12,474
12/17	$12,205	$13,174	$12,656
01/18	$12,612	$13,897	$13,145
02/18	$12,094	$13,387	$12,518
03/18	$11,943	$13,083	$12,297
04/18	$12,079	$13,127	$12,338
05/18	$12,142	$13,462	$12,411
06/18	$12,140	$13,549	$12,442
07/18	$12,554	$14,017	$12,934
08/18	$12,705	$14,500	$13,125
09/18	$12,840	$14,555	$13,152
10/18	$12,271	$13,525	$12,471
11/18	$12,676	$13,800	$12,843
12/18	$11,583	$12,543	$11,610
01/19	$12,429	$13,595	$12,513
02/19	$12,886	$14,055	$12,913
03/19	$13,045	$14,300	$12,995
04/19	$13,395	$14,877	$13,456
05/19	$12,612	$13,929	$12,591
06/19	$13,376	$14,907	$13,495
07/19	$13,446	$15,138	$13,607
08/19	$13,150	$14,861	$13,206
09/19	$13,618	$15,119	$13,678
10/19	$13,661	$15,439	$13,869
11/19	$13,902	$16,023	$14,298
12/19	$14,346	$16,485	$14,691
01/20	$13,955	$16,503	$14,375
02/20	$12,655	$15,155	$12,983
03/20	$11,088	$13,152	$10,764
04/20	$12,231	$14,890	$11,974
05/20	$12,532	$15,675	$12,385
06/20	$12,450	$16,022	$12,302
07/20	$12,850	$16,960	$12,789
08/20	$13,235	$18,205	$13,317
09/20	$12,837	$17,540	$12,990
10/20	$12,546	$17,117	$12,820
11/20	$13,982	$19,132	$14,544
12/20	$14,518	$19,941	$15,102
01/21	$14,353	$19,777	$14,963
02/21	$15,078	$20,350	$15,868
03/21	$16,085	$21,120	$16,801
04/21	$16,562	$22,257	$17,473
05/21	$16,964	$22,363	$17,881
06/21	$16,913	$22,923	$17,676
07/21	$16,959	$23,399	$17,818
08/21	$17,251	$24,077	$18,171
09/21	$16,747	$22,971	$17,539
10/21	$17,592	$24,565	$18,429
11/21	$17,113	$24,235	$17,780
12/21	$18,365	$25,217	$18,901
01/22	$18,384	$23,795	$18,461
02/22	$18,146	$23,142	$18,247
03/22	$18,679	$23,923	$18,762
04/22	$17,950	$21,790	$17,704
05/22	$18,562	$21,757	$18,048
06/22	$17,156	$19,935	$16,471
07/22	$17,904	$21,792	$17,563
08/22	$17,397	$20,955	$17,040
09/22	$15,991	$19,016	$15,546
10/22	$17,668	$20,541	$17,140
11/22	$18,762	$21,653	$18,211
12/22	$18,115	$20,394	$17,477
01/23	$18,689	$21,761	$18,382
02/23	$18,050	$21,243	$17,734
03/23	$17,832	$21,915	$17,652
04/23	$18,081	$22,187	$17,918
05/23	$17,187	$22,290	$17,227
06/23	$18,130	$23,795	$18,372
07/23	$18,775	$24,614	$19,018
08/23	$18,263	$24,183	$18,504
09/23	$17,618	$23,046	$17,790
10/23	$16,953	$22,489	$17,162
11/23	$18,041	$24,590	$18,457
12/23	$19,057	$25,804	$19,480
01/24	$19,131	$26,164	$19,500
02/24	$19,566	$27,576	$20,219
03/24	$20,682	$28,461	$21,230
04/24	$19,954	$27,249	$20,323
05/24	$20,561	$28,533	$20,968
06/24	$20,418	$29,477	$20,770
07/24	$21,360	$29,906	$21,832
08/24	$22,036	$30,615	$22,418
09/24	$22,366	$31,269	$22,729
10/24	$22,302	$31,051	$22,479
11/24	$23,266	$33,050	$23,914
12/24	$22,023	$32,129	$22,279
01/25	$22,833	$33,151	$23,310
02/25	$23,450	$32,571	$23,405
03/25	$22,781	$30,686	$22,755
04/25	$21,840	$30,504	$22,061
05/25	$22,570	$32,451	$22,836
06/25	$23,399	$34,094	$23,616
07/25	$23,376	$34,852	$23,752
08/25	$24,348	$35,586	$24,509
09/25	$24,840	$36,819	$24,875
10/25	$24,620	$37,614	$24,985
11/25	$25,413	$37,706	$25,648
12/25	$25,544	$37,708	$25,822
01/26	$27,046	$38,227	$27,001
02/26	$27,916	$38,022	$27,701
03/26	$26,885	$36,131	$26,365
04/26	$28,076	$39,783	$28,515
05/26	$28,724	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	27.26	11.11	11.13
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,451,571,562
Total number of portfolio holdings	90
Management services fees (represents 0.64% of Fund average net assets)	$14,127,233
Portfolio turnover for the reporting period	28%

Columbia Dividend Opportunity Fund | Institutional 3 Class | ASR140-17_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	17.7%
Information Technology	13.9%
Health Care	12.3%
Consumer Staples	9.5%
Industrials	9.0%
Energy	8.0%
Consumer Discretionary	7.1%
Utilities	3.9%
Real Estate	3.8%
Communication Services	3.5%
Other	3.4%

Top Holdings

Table Summary
Cisco Systems, Inc.	3.6%
Exxon Mobil Corp.	3.3%
JPMorgan Chase & Co.	2.9%
Goldman Sachs Group, Inc. (The)	2.8%
Johnson & Johnson	2.6%
International Business Machines Corp.	2.3%
Philip Morris International, Inc.	2.2%
Chevron Corp.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%

Asset Categories

Table Summary
Common Stocks	92.1%
Convertible Preferred Stocks	5.6%
Money Market Funds	1.3%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Opportunity Fund | Institutional 3 Class | ASR140-17_(07/26) |

Columbia Dividend Opportunity Fund

Class R | RSOOX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$142	1.25%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the energy sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Seagate Technology, a technology hardware company, Corning, an optical communications company, and Cisco Systems, a technology hardware company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the consumer staples sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a processed and packaged foods company, Home Depot, a building materials and home improvement company, and Genuine Parts Company, an automotive and industrial replacement parts company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Dividend Opportunity Fund | Class R | ASR140-12_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Dividend Opportunity Fund Class R ($27,062)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,312	$10,023	$10,086
07/16	$10,487	$10,404	$10,379
08/16	$10,334	$10,418	$10,459
09/16	$10,325	$10,427	$10,438
10/16	$10,160	$10,223	$10,276
11/16	$10,270	$10,626	$10,863
12/16	$10,598	$10,826	$11,134
01/17	$10,698	$11,044	$11,214
02/17	$11,043	$11,471	$11,617
03/17	$11,031	$11,478	$11,498
04/17	$11,009	$11,600	$11,477
05/17	$11,132	$11,748	$11,466
06/17	$11,120	$11,830	$11,653
07/17	$11,177	$12,064	$11,808
08/17	$11,075	$12,102	$11,670
09/17	$11,449	$12,359	$12,016
10/17	$11,472	$12,643	$12,103
11/17	$11,849	$13,028	$12,474
12/17	$12,083	$13,174	$12,656
01/18	$12,482	$13,897	$13,145
02/18	$11,971	$13,387	$12,518
03/18	$11,800	$13,083	$12,297
04/18	$11,939	$13,127	$12,338
05/18	$11,989	$13,462	$12,411
06/18	$11,994	$13,549	$12,442
07/18	$12,386	$14,017	$12,934
08/18	$12,525	$14,500	$13,125
09/18	$12,656	$14,555	$13,152
10/18	$12,083	$13,525	$12,471
11/18	$12,478	$13,800	$12,843
12/18	$11,397	$12,543	$11,610
01/19	$12,221	$13,595	$12,513
02/19	$12,668	$14,055	$12,913
03/19	$12,809	$14,300	$12,995
04/19	$13,161	$14,877	$13,456
05/19	$12,373	$13,929	$12,591
06/19	$13,136	$14,907	$13,495
07/19	$13,179	$15,138	$13,607
08/19	$12,881	$14,861	$13,206
09/19	$13,346	$15,119	$13,678
10/19	$13,374	$15,439	$13,869
11/19	$13,617	$16,023	$14,298
12/19	$14,042	$16,485	$14,691
01/20	$13,649	$16,503	$14,375
02/20	$12,375	$15,155	$12,983
03/20	$10,843	$13,152	$10,764
04/20	$11,940	$14,890	$11,974
05/20	$12,226	$15,675	$12,385
06/20	$12,142	$16,022	$12,302
07/20	$12,527	$16,960	$12,789
08/20	$12,896	$18,205	$13,317
09/20	$12,502	$17,540	$12,990
10/20	$12,211	$17,117	$12,820
11/20	$13,606	$19,132	$14,544
12/20	$14,114	$19,941	$15,102
01/21	$13,950	$19,777	$14,963
02/21	$14,649	$20,350	$15,868
03/21	$15,621	$21,120	$16,801
04/21	$16,076	$22,257	$17,473
05/21	$16,457	$22,363	$17,881
06/21	$16,397	$22,923	$17,676
07/21	$16,435	$23,399	$17,818
08/21	$16,709	$24,077	$18,171
09/21	$16,215	$22,971	$17,539
10/21	$17,023	$24,565	$18,429
11/21	$16,550	$24,235	$17,780
12/21	$17,757	$25,217	$18,901
01/22	$17,762	$23,795	$18,461
02/22	$17,525	$23,142	$18,247
03/22	$18,030	$23,923	$18,762
04/22	$17,319	$21,790	$17,704
05/22	$17,899	$21,757	$18,048
06/22	$16,539	$19,935	$16,471
07/22	$17,250	$21,792	$17,563
08/22	$16,750	$20,955	$17,040
09/22	$15,390	$19,016	$15,546
10/22	$16,997	$20,541	$17,140
11/22	$18,036	$21,653	$18,211
12/22	$17,412	$20,394	$17,477
01/23	$17,952	$21,761	$18,382
02/23	$17,332	$21,243	$17,734
03/23	$17,115	$21,915	$17,652
04/23	$17,341	$22,187	$17,918
05/23	$16,480	$22,290	$17,227
06/23	$17,374	$23,795	$18,372
07/23	$17,978	$24,614	$19,018
08/23	$17,481	$24,183	$18,504
09/23	$16,858	$23,046	$17,790
10/23	$16,215	$22,489	$17,162
11/23	$17,241	$24,590	$18,457
12/23	$18,210	$25,804	$19,480
01/24	$18,267	$26,164	$19,500
02/24	$18,676	$27,576	$20,219
03/24	$19,732	$28,461	$21,230
04/24	$19,028	$27,249	$20,323
05/24	$19,602	$28,533	$20,968
06/24	$19,453	$29,477	$20,770
07/24	$20,340	$29,906	$21,832
08/24	$20,975	$30,615	$22,418
09/24	$21,276	$31,269	$22,729
10/24	$21,202	$31,051	$22,479
11/24	$22,110	$33,050	$23,914
12/24	$20,922	$32,129	$22,279
01/25	$21,676	$33,151	$23,310
02/25	$22,251	$32,571	$23,405
03/25	$21,605	$30,686	$22,755
04/25	$20,707	$30,504	$22,061
05/25	$21,386	$32,451	$22,836
06/25	$22,160	$34,094	$23,616
07/25	$22,131	$34,852	$23,752
08/25	$23,042	$35,586	$24,509
09/25	$23,492	$36,819	$24,875
10/25	$23,276	$37,614	$24,985
11/25	$24,016	$37,706	$25,648
12/25	$24,121	$37,708	$25,822
01/26	$25,531	$38,227	$27,001
02/26	$26,338	$38,022	$27,701
03/26	$25,353	$36,131	$26,365
04/26	$26,462	$39,783	$28,515
05/26	$27,062	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	26.54	10.46	10.47
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,451,571,562
Total number of portfolio holdings	90
Management services fees (represents 0.64% of Fund average net assets)	$14,127,233
Portfolio turnover for the reporting period	28%

Columbia Dividend Opportunity Fund | Class R | ASR140-12_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	17.7%
Information Technology	13.9%
Health Care	12.3%
Consumer Staples	9.5%
Industrials	9.0%
Energy	8.0%
Consumer Discretionary	7.1%
Utilities	3.9%
Real Estate	3.8%
Communication Services	3.5%
Other	3.4%

Top Holdings

Table Summary
Cisco Systems, Inc.	3.6%
Exxon Mobil Corp.	3.3%
JPMorgan Chase & Co.	2.9%
Goldman Sachs Group, Inc. (The)	2.8%
Johnson & Johnson	2.6%
International Business Machines Corp.	2.3%
Philip Morris International, Inc.	2.2%
Chevron Corp.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%

Asset Categories

Table Summary
Common Stocks	92.1%
Convertible Preferred Stocks	5.6%
Money Market Funds	1.3%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Opportunity Fund | Class R | ASR140-12_(07/26) |

Columbia Dividend Opportunity Fund

Class S | CDOAX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Dividend Opportunity Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$85	0.75%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the energy sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Seagate Technology, a technology hardware company, Corning, an optical communications company, and Cisco Systems, a technology hardware company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the consumer staples sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Conagra Brands, a processed and packaged foods company, Home Depot, a building materials and home improvement company, and Genuine Parts Company, an automotive and industrial replacement parts company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Dividend Opportunity Fund | Class S | ASR140-16_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Dividend Opportunity Fund Class S ($27,882)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,329	$10,023	$10,086
07/16	$10,493	$10,404	$10,379
08/16	$10,351	$10,418	$10,459
09/16	$10,338	$10,427	$10,438
10/16	$10,172	$10,223	$10,276
11/16	$10,294	$10,626	$10,863
12/16	$10,617	$10,826	$11,134
01/17	$10,717	$11,044	$11,214
02/17	$11,075	$11,471	$11,617
03/17	$11,058	$11,478	$11,498
04/17	$11,036	$11,600	$11,477
05/17	$11,171	$11,748	$11,466
06/17	$11,154	$11,830	$11,653
07/17	$11,211	$12,064	$11,808
08/17	$11,120	$12,102	$11,670
09/17	$11,502	$12,359	$12,016
10/17	$11,514	$12,643	$12,103
11/17	$11,903	$13,028	$12,474
12/17	$12,135	$13,174	$12,656
01/18	$12,548	$13,897	$13,145
02/18	$12,035	$13,387	$12,518
03/18	$11,871	$13,083	$12,297
04/18	$11,997	$13,127	$12,338
05/18	$12,060	$13,462	$12,411
06/18	$12,060	$13,549	$12,442
07/18	$12,467	$14,017	$12,934
08/18	$12,607	$14,500	$13,125
09/18	$12,734	$14,555	$13,152
10/18	$12,169	$13,525	$12,471
11/18	$12,567	$13,800	$12,843
12/18	$11,488	$12,543	$11,610
01/19	$12,318	$13,595	$12,513
02/19	$12,768	$14,055	$12,913
03/19	$12,918	$14,300	$12,995
04/19	$13,272	$14,877	$13,456
05/19	$12,479	$13,929	$12,591
06/19	$13,241	$14,907	$13,495
07/19	$13,298	$15,138	$13,607
08/19	$12,999	$14,861	$13,206
09/19	$13,461	$15,119	$13,678
10/19	$13,504	$15,439	$13,869
11/19	$13,734	$16,023	$14,298
12/19	$14,172	$16,485	$14,691
01/20	$13,775	$16,503	$14,375
02/20	$12,506	$15,155	$12,983
03/20	$10,953	$13,152	$10,764
04/20	$12,061	$14,890	$11,974
05/20	$12,366	$15,675	$12,385
06/20	$12,289	$16,022	$12,302
07/20	$12,662	$16,960	$12,789
08/20	$13,051	$18,205	$13,317
09/20	$12,645	$17,540	$12,990
10/20	$12,358	$17,117	$12,820
11/20	$13,770	$19,132	$14,544
12/20	$14,288	$19,941	$15,102
01/21	$14,126	$19,777	$14,963
02/21	$14,833	$20,350	$15,868
03/21	$15,822	$21,120	$16,801
04/21	$16,283	$22,257	$17,473
05/21	$16,677	$22,363	$17,881
06/21	$16,619	$22,923	$17,676
07/21	$16,661	$23,399	$17,818
08/21	$16,943	$24,077	$18,171
09/21	$16,445	$22,971	$17,539
10/21	$17,268	$24,565	$18,429
11/21	$16,789	$24,235	$17,780
12/21	$18,020	$25,217	$18,901
01/22	$18,029	$23,795	$18,461
02/22	$17,793	$23,142	$18,247
03/22	$18,312	$23,923	$18,762
04/22	$17,590	$21,790	$17,704
05/22	$18,184	$21,757	$18,048
06/22	$16,805	$19,935	$16,471
07/22	$17,527	$21,792	$17,563
08/22	$17,025	$20,955	$17,040
09/22	$15,649	$19,016	$15,546
10/22	$17,283	$20,541	$17,140
11/22	$18,348	$21,653	$18,211
12/22	$17,710	$20,394	$17,477
01/23	$18,264	$21,761	$18,382
02/23	$17,639	$21,243	$17,734
03/23	$17,419	$21,915	$17,652
04/23	$17,659	$22,187	$17,918
05/23	$16,783	$22,290	$17,227
06/23	$17,699	$23,795	$18,372
07/23	$18,319	$24,614	$19,018
08/23	$17,813	$24,183	$18,504
09/23	$17,184	$23,046	$17,790
10/23	$16,529	$22,489	$17,162
11/23	$17,580	$24,590	$18,457
12/23	$18,568	$25,804	$19,480
01/24	$18,637	$26,164	$19,500
02/24	$19,059	$27,576	$20,219
03/24	$20,137	$28,461	$21,230
04/24	$19,424	$27,249	$20,323
05/24	$20,009	$28,533	$20,968
06/24	$19,860	$29,477	$20,770
07/24	$20,771	$29,906	$21,832
08/24	$21,424	$30,615	$22,418
09/24	$21,739	$31,269	$22,729
10/24	$21,675	$31,051	$22,479
11/24	$22,612	$33,050	$23,914
12/24	$21,400	$32,129	$22,279
01/25	$22,188	$33,151	$23,310
02/25	$22,783	$32,571	$23,405
03/25	$22,132	$30,686	$22,755
04/25	$21,218	$30,504	$22,061
05/25	$21,926	$32,451	$22,836
06/25	$22,728	$34,094	$23,616
07/25	$22,705	$34,852	$23,752
08/25	$23,648	$35,586	$24,509
09/25	$24,124	$36,819	$24,875
10/25	$23,910	$37,614	$24,985
11/25	$24,680	$37,706	$25,648
12/25	$24,800	$37,708	$25,822
01/26	$26,262	$38,227	$27,001
02/26	$27,103	$38,022	$27,701
03/26	$26,101	$36,131	$26,365
04/26	$27,251	$39,783	$28,515
05/26	$27,882	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	27.16	10.83	10.80
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,451,571,562
Total number of portfolio holdings	90
Management services fees (represents 0.64% of Fund average net assets)	$14,127,233
Portfolio turnover for the reporting period	28%

Columbia Dividend Opportunity Fund | Class S | ASR140-16_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	17.7%
Information Technology	13.9%
Health Care	12.3%
Consumer Staples	9.5%
Industrials	9.0%
Energy	8.0%
Consumer Discretionary	7.1%
Utilities	3.9%
Real Estate	3.8%
Communication Services	3.5%
Other	3.4%

Top Holdings

Table Summary
Cisco Systems, Inc.	3.6%
Exxon Mobil Corp.	3.3%
JPMorgan Chase & Co.	2.9%
Goldman Sachs Group, Inc. (The)	2.8%
Johnson & Johnson	2.6%
International Business Machines Corp.	2.3%
Philip Morris International, Inc.	2.2%
Chevron Corp.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%

Asset Categories

Table Summary
Common Stocks	92.1%
Convertible Preferred Stocks	5.6%
Money Market Funds	1.3%
Other	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Opportunity Fund | Class S | ASR140-16_(07/26) |

Columbia Flexible Capital Income Fund

Class A | CFIAX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$110	0.99%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and communication services sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an optical communications company, Texas Instruments, a semiconductor company, and Bank of America, a bank company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Positions in International Paper, a paper company, Kenvue, a consumer health company, and Starwood Property Trust, a commercial real estate company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Flexible Capital Income Fund | Class A | ASR148-01_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Flexible Capital Income Fund Class A (including sales charges) ($23,652)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
05/16	$9,429	$10,000	$10,000
06/16	$9,616	$10,180	$10,109
07/16	$9,953	$10,244	$10,411
08/16	$10,169	$10,232	$10,501
09/16	$10,225	$10,226	$10,540
10/16	$10,077	$10,148	$10,413
11/16	$10,374	$9,908	$10,585
12/16	$10,600	$9,922	$10,750
01/17	$10,777	$9,942	$10,900
02/17	$11,016	$10,008	$11,138
03/17	$10,989	$10,003	$11,130
04/17	$11,106	$10,080	$11,217
05/17	$11,168	$10,158	$11,288
06/17	$11,260	$10,148	$11,411
07/17	$11,477	$10,191	$11,591
08/17	$11,504	$10,283	$11,583
09/17	$11,725	$10,234	$11,754
10/17	$11,817	$10,240	$11,865
11/17	$11,935	$10,227	$11,978
12/17	$12,027	$10,273	$12,078
01/18	$12,342	$10,155	$12,367
02/18	$12,055	$10,059	$12,044
03/18	$11,957	$10,123	$11,981
04/18	$11,957	$10,048	$11,964
05/18	$12,116	$10,120	$12,155
06/18	$12,119	$10,107	$12,144
07/18	$12,374	$10,110	$12,356
08/18	$12,393	$10,175	$12,544
09/18	$12,444	$10,109	$12,517
10/18	$11,825	$10,029	$11,983
11/18	$11,892	$10,089	$12,157
12/18	$11,168	$10,275	$11,585
01/19	$11,976	$10,384	$12,298
02/19	$12,313	$10,378	$12,600
03/19	$12,400	$10,577	$12,721
04/19	$12,721	$10,580	$13,008
05/19	$12,216	$10,768	$12,583
06/19	$12,772	$10,903	$13,175
07/19	$12,802	$10,927	$13,308
08/19	$12,635	$11,210	$13,237
09/19	$12,959	$11,150	$13,348
10/19	$12,969	$11,184	$13,514
11/19	$13,227	$11,178	$13,797
12/19	$13,647	$11,170	$14,072
01/20	$13,537	$11,385	$14,189
02/20	$12,703	$11,590	$13,652
03/20	$10,751	$11,522	$11,901
04/20	$11,741	$11,727	$12,970
05/20	$12,313	$11,781	$13,508
06/20	$12,432	$11,856	$13,824
07/20	$13,032	$12,033	$14,507
08/20	$13,487	$11,936	$15,064
09/20	$13,297	$11,929	$14,812
10/20	$13,265	$11,876	$14,744
11/20	$14,669	$11,992	$16,217
12/20	$15,173	$12,009	$16,851
01/21	$15,396	$11,923	$16,927
02/21	$16,021	$11,750	$17,340
03/21	$16,414	$11,604	$17,388
04/21	$16,874	$11,695	$17,842
05/21	$17,024	$11,734	$17,941
06/21	$17,134	$11,816	$18,154
07/21	$17,048	$11,948	$18,205
08/21	$17,221	$11,925	$18,435
09/21	$16,968	$11,822	$18,044
10/21	$17,415	$11,819	$18,581
11/21	$16,989	$11,854	$18,105
12/21	$17,747	$11,824	$18,477
01/22	$17,471	$11,569	$17,705
02/22	$17,368	$11,440	$17,535
03/22	$17,622	$11,122	$17,630
04/22	$16,867	$10,700	$16,587
05/22	$16,914	$10,769	$16,571
06/22	$15,530	$10,600	$15,581
07/22	$16,283	$10,859	$16,383
08/22	$16,071	$10,552	$16,109
09/22	$14,880	$10,096	$15,052
10/22	$15,808	$9,965	$15,677
11/22	$16,272	$10,332	$16,346
12/22	$15,821	$10,285	$15,948
01/23	$16,688	$10,602	$16,765
02/23	$16,267	$10,328	$16,329
03/23	$16,037	$10,590	$16,427
04/23	$16,087	$10,654	$16,481
05/23	$15,510	$10,538	$16,227
06/23	$16,228	$10,501	$16,899
07/23	$16,763	$10,493	$17,287
08/23	$16,457	$10,426	$16,945
09/23	$16,010	$10,161	$16,448
10/23	$15,390	$10,001	$15,927
11/23	$16,216	$10,454	$16,904
12/23	$17,151	$10,854	$17,786
01/24	$17,099	$10,824	$17,704
02/24	$17,164	$10,671	$17,921
03/24	$17,769	$10,770	$18,430
04/24	$17,239	$10,498	$17,831
05/24	$17,716	$10,676	$18,259
06/24	$17,743	$10,777	$18,291
07/24	$18,387	$11,028	$18,860
08/24	$18,749	$11,187	$19,217
09/24	$19,194	$11,337	$19,590
10/24	$19,085	$11,056	$19,411
11/24	$19,751	$11,173	$20,295
12/24	$19,053	$10,990	$19,473
01/25	$19,631	$11,048	$20,000
02/25	$19,823	$11,291	$20,056
03/25	$19,306	$11,295	$19,666
04/25	$18,792	$11,340	$19,533
05/25	$19,306	$11,258	$19,981
06/25	$20,027	$11,432	$20,583
07/25	$20,167	$11,401	$20,825
08/25	$20,702	$11,538	$21,277
09/25	$21,005	$11,664	$21,832
10/25	$21,033	$11,737	$22,114
11/25	$21,332	$11,809	$22,199
12/25	$21,430	$11,792	$22,181
01/26	$22,178	$11,805	$22,907
02/26	$22,438	$11,998	$23,274
03/26	$21,891	$11,786	$22,527
04/26	$22,910	$11,800	$23,991
05/26	$23,652	$11,836	$24,849
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	22.51	6.80	9.63
Class A (including sales charges)	15.44	5.54	8.99
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index	24.36	6.73	9.53

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,352,381,867
Total number of portfolio holdings	170
Management services fees (represents 0.63% of Fund average net assets)	$7,991,206
Portfolio turnover for the reporting period	43%

Columbia Flexible Capital Income Fund | Class A | ASR148-01_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Hewlett Packard Enterprise Co.	1.5%
Texas Instruments, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Oracle Corp.	1.4%
Microchip Technology, Inc.	1.2%
CVS Health Corp.	1.2%
Morgan Stanley	1.2%
Boeing Co. (The)	1.1%
Lions Gate Capital Holdings LLC 5.500% 04/15/2029	1.0%
AT&T, Inc.	1.0%

Asset Categories

Table Summary
Common Stocks	36.6%
Corporate Bonds & Notes	35.7%
Convertible Preferred Stocks	13.1%
Convertible Bonds	12.3%
Other	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund | Class A | ASR148-01_(07/26) |

Columbia Flexible Capital Income Fund

Class C | CFIGX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$193	1.74%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and communication services sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an optical communications company, Texas Instruments, a semiconductor company, and Bank of America, a bank company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Positions in International Paper, a paper company, Kenvue, a consumer health company, and Starwood Property Trust, a commercial real estate company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Flexible Capital Income Fund | Class C | ASR148-04_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Flexible Capital Income Fund Class C (including sales charges) ($23,261)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
05/16	$10,000	$10,000	$10,000
06/16	$10,190	$10,180	$10,109
07/16	$10,539	$10,244	$10,411
08/16	$10,760	$10,232	$10,501
09/16	$10,818	$10,226	$10,540
10/16	$10,651	$10,148	$10,413
11/16	$10,958	$9,908	$10,585
12/16	$11,188	$9,922	$10,750
01/17	$11,366	$9,942	$10,900
02/17	$11,610	$10,008	$11,138
03/17	$11,579	$10,003	$11,130
04/17	$11,692	$10,080	$11,217
05/17	$11,758	$10,158	$11,288
06/17	$11,844	$10,148	$11,411
07/17	$12,063	$10,191	$11,591
08/17	$12,082	$10,283	$11,583
09/17	$12,302	$10,234	$11,754
10/17	$12,389	$10,240	$11,865
11/17	$12,514	$10,227	$11,978
12/17	$12,597	$10,273	$12,078
01/18	$12,928	$10,155	$12,367
02/18	$12,617	$10,059	$12,044
03/18	$12,499	$10,123	$11,981
04/18	$12,499	$10,048	$11,964
05/18	$12,656	$10,120	$12,155
06/18	$12,647	$10,107	$12,144
07/18	$12,904	$10,110	$12,356
08/18	$12,924	$10,175	$12,544
09/18	$12,973	$10,109	$12,517
10/18	$12,315	$10,029	$11,983
11/18	$12,375	$10,089	$12,157
12/18	$11,614	$10,275	$11,585
01/19	$12,449	$10,384	$12,298
02/19	$12,781	$10,378	$12,600
03/19	$12,869	$10,577	$12,721
04/19	$13,193	$10,580	$13,008
05/19	$12,666	$10,768	$12,583
06/19	$13,232	$10,903	$13,175
07/19	$13,252	$10,927	$13,308
08/19	$13,078	$11,210	$13,237
09/19	$13,401	$11,150	$13,348
10/19	$13,401	$11,184	$13,514
11/19	$13,659	$11,178	$13,797
12/19	$14,091	$11,170	$14,072
01/20	$13,966	$11,385	$14,189
02/20	$13,090	$11,590	$13,652
03/20	$11,066	$11,522	$11,901
04/20	$12,092	$11,727	$12,970
05/20	$12,673	$11,781	$13,508
06/20	$12,785	$11,856	$13,824
07/20	$13,394	$12,033	$14,507
08/20	$13,854	$11,936	$15,064
09/20	$13,653	$11,929	$14,812
10/20	$13,599	$11,876	$14,744
11/20	$15,037	$11,992	$16,217
12/20	$15,540	$12,009	$16,851
01/21	$15,770	$11,923	$16,927
02/21	$16,392	$11,750	$17,340
03/21	$16,777	$11,604	$17,388
04/21	$17,240	$11,695	$17,842
05/21	$17,394	$11,734	$17,941
06/21	$17,485	$11,816	$18,154
07/21	$17,385	$11,948	$18,205
08/21	$17,551	$11,925	$18,435
09/21	$17,280	$11,822	$18,044
10/21	$17,728	$11,819	$18,581
11/21	$17,280	$11,854	$18,105
12/21	$18,045	$11,824	$18,477
01/22	$17,751	$11,569	$17,705
02/22	$17,633	$11,440	$17,535
03/22	$17,884	$11,122	$17,630
04/22	$17,101	$10,700	$16,587
05/22	$17,148	$10,769	$16,571
06/22	$15,740	$10,600	$15,581
07/22	$16,482	$10,859	$16,383
08/22	$16,255	$10,552	$16,109
09/22	$15,047	$10,096	$15,052
10/22	$15,967	$9,965	$15,677
11/22	$16,427	$10,332	$16,346
12/22	$15,963	$10,285	$15,948
01/23	$16,830	$10,602	$16,765
02/23	$16,390	$10,328	$16,329
03/23	$16,150	$10,590	$16,427
04/23	$16,201	$10,654	$16,481
05/23	$15,604	$10,538	$16,227
06/23	$16,314	$10,501	$16,899
07/23	$16,841	$10,493	$17,287
08/23	$16,532	$10,426	$16,945
09/23	$16,061	$10,161	$16,448
10/23	$15,435	$10,001	$15,927
11/23	$16,256	$10,454	$16,904
12/23	$17,169	$10,854	$17,786
01/24	$17,116	$10,824	$17,704
02/24	$17,169	$10,671	$17,921
03/24	$17,773	$10,770	$18,430
04/24	$17,226	$10,498	$17,831
05/24	$17,693	$10,676	$18,259
06/24	$17,713	$10,777	$18,291
07/24	$18,346	$11,028	$18,860
08/24	$18,683	$11,187	$19,217
09/24	$19,108	$11,337	$19,590
10/24	$18,999	$11,056	$19,411
11/24	$19,639	$11,173	$20,295
12/24	$18,946	$10,990	$19,473
01/25	$19,496	$11,048	$20,000
02/25	$19,689	$11,291	$20,056
03/25	$19,149	$11,295	$19,666
04/25	$18,635	$11,340	$19,533
05/25	$19,135	$11,258	$19,981
06/25	$19,833	$11,432	$20,583
07/25	$19,959	$11,401	$20,825
08/25	$20,478	$11,538	$21,277
09/25	$20,770	$11,664	$21,832
10/25	$20,784	$11,737	$22,114
11/25	$21,053	$11,809	$22,199
12/25	$21,154	$11,792	$22,181
01/26	$21,869	$11,805	$22,907
02/26	$22,112	$11,998	$23,274
03/26	$21,571	$11,786	$22,527
04/26	$22,539	$11,800	$23,991
05/26	$23,261	$11,836	$24,849
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	21.56	5.99	8.81
Class C (including sales charges)	20.56	5.99	8.81
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index	24.36	6.73	9.53

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,352,381,867
Total number of portfolio holdings	170
Management services fees (represents 0.63% of Fund average net assets)	$7,991,206
Portfolio turnover for the reporting period	43%

Columbia Flexible Capital Income Fund | Class C | ASR148-04_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Hewlett Packard Enterprise Co.	1.5%
Texas Instruments, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Oracle Corp.	1.4%
Microchip Technology, Inc.	1.2%
CVS Health Corp.	1.2%
Morgan Stanley	1.2%
Boeing Co. (The)	1.1%
Lions Gate Capital Holdings LLC 5.500% 04/15/2029	1.0%
AT&T, Inc.	1.0%

Asset Categories

Table Summary
Common Stocks	36.6%
Corporate Bonds & Notes	35.7%
Convertible Preferred Stocks	13.1%
Convertible Bonds	12.3%
Other	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund | Class C | ASR148-04_(07/26) |

Columbia Flexible Capital Income Fund

Institutional Class | CFIZX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$82	0.74%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and communication services sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an optical communications company, Texas Instruments, a semiconductor company, and Bank of America, a bank company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Positions in International Paper, a paper company, Kenvue, a consumer health company, and Starwood Property Trust, a commercial real estate company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Flexible Capital Income Fund | Institutional Class | ASR148-08_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Flexible Capital Income Fund Institutional Class ($25,712)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
05/16	$10,000	$10,000	$10,000
06/16	$10,205	$10,180	$10,109
07/16	$10,562	$10,244	$10,411
08/16	$10,791	$10,232	$10,501
09/16	$10,858	$10,226	$10,540
10/16	$10,700	$10,148	$10,413
11/16	$11,015	$9,908	$10,585
12/16	$11,263	$9,922	$10,750
01/17	$11,451	$9,942	$10,900
02/17	$11,705	$10,008	$11,138
03/17	$11,684	$10,003	$11,130
04/17	$11,807	$10,080	$11,217
05/17	$11,874	$10,158	$11,288
06/17	$11,979	$10,148	$11,411
07/17	$12,210	$10,191	$11,591
08/17	$12,239	$10,283	$11,583
09/17	$12,472	$10,234	$11,754
10/17	$12,578	$10,240	$11,865
11/17	$12,705	$10,227	$11,978
12/17	$12,801	$10,273	$12,078
01/18	$13,146	$10,155	$12,367
02/18	$12,840	$10,059	$12,044
03/18	$12,734	$10,123	$11,981
04/18	$12,744	$10,048	$11,964
05/18	$12,913	$10,120	$12,155
06/18	$12,915	$10,107	$12,144
07/18	$13,197	$10,110	$12,356
08/18	$13,217	$10,175	$12,544
09/18	$13,280	$10,109	$12,517
10/18	$12,619	$10,029	$11,983
11/18	$12,690	$10,089	$12,157
12/18	$11,916	$10,275	$11,585
01/19	$12,789	$10,384	$12,298
02/19	$13,149	$10,378	$12,600
03/19	$13,250	$10,577	$12,721
04/19	$13,592	$10,580	$13,008
05/19	$13,052	$10,768	$12,583
06/19	$13,645	$10,903	$13,175
07/19	$13,687	$10,927	$13,308
08/19	$13,508	$11,210	$13,237
09/19	$13,853	$11,150	$13,348
10/19	$13,874	$11,184	$13,514
11/19	$14,151	$11,178	$13,797
12/19	$14,609	$11,170	$14,072
01/20	$14,491	$11,385	$14,189
02/20	$13,598	$11,590	$13,652
03/20	$11,507	$11,522	$11,901
04/20	$12,579	$11,727	$12,970
05/20	$13,192	$11,781	$13,508
06/20	$13,327	$11,856	$13,824
07/20	$13,959	$12,033	$14,507
08/20	$14,458	$11,936	$15,064
09/20	$14,252	$11,929	$14,812
10/20	$14,219	$11,876	$14,744
11/20	$15,736	$11,992	$16,217
12/20	$16,275	$12,009	$16,851
01/21	$16,525	$11,923	$16,927
02/21	$17,185	$11,750	$17,340
03/21	$17,617	$11,604	$17,388
04/21	$18,112	$11,695	$17,842
05/21	$18,284	$11,734	$17,941
06/21	$18,402	$11,816	$18,154
07/21	$18,309	$11,948	$18,205
08/21	$18,507	$11,925	$18,435
09/21	$18,235	$11,822	$18,044
10/21	$18,716	$11,819	$18,581
11/21	$18,270	$11,854	$18,105
12/21	$19,085	$11,824	$18,477
01/22	$18,801	$11,569	$17,705
02/22	$18,677	$11,440	$17,535
03/22	$18,962	$11,122	$17,630
04/22	$18,149	$10,700	$16,587
05/22	$18,212	$10,769	$16,571
06/22	$16,721	$10,600	$15,581
07/22	$17,532	$10,859	$16,383
08/22	$17,304	$10,552	$16,109
09/22	$16,030	$10,096	$15,052
10/22	$17,031	$9,965	$15,677
11/22	$17,532	$10,332	$16,346
12/22	$17,056	$10,285	$15,948
01/23	$18,004	$10,602	$16,765
02/23	$17,537	$10,328	$16,329
03/23	$17,300	$10,590	$16,427
04/23	$17,368	$10,654	$16,481
05/23	$16,745	$10,538	$16,227
06/23	$17,517	$10,501	$16,899
07/23	$18,095	$10,493	$17,287
08/23	$17,778	$10,426	$16,945
09/23	$17,292	$10,161	$16,448
10/23	$16,622	$10,001	$15,927
11/23	$17,529	$10,454	$16,904
12/23	$18,537	$10,854	$17,786
01/24	$18,480	$10,824	$17,704
02/24	$18,551	$10,671	$17,921
03/24	$19,217	$10,770	$18,430
04/24	$18,644	$10,498	$17,831
05/24	$19,160	$10,676	$18,259
06/24	$19,201	$10,777	$18,291
07/24	$19,913	$11,028	$18,860
08/24	$20,291	$11,187	$19,217
09/24	$20,785	$11,337	$19,590
10/24	$20,667	$11,056	$19,411
11/24	$21,389	$11,173	$20,295
12/24	$20,646	$10,990	$19,473
01/25	$21,272	$11,048	$20,000
02/25	$21,495	$11,291	$20,056
03/25	$20,918	$11,295	$19,666
04/25	$20,374	$11,340	$19,533
05/25	$20,948	$11,258	$19,981
06/25	$21,727	$11,432	$20,583
07/25	$21,880	$11,401	$20,825
08/25	$22,461	$11,538	$21,277
09/25	$22,803	$11,664	$21,832
10/25	$22,834	$11,737	$22,114
11/25	$23,159	$11,809	$22,199
12/25	$23,280	$11,792	$22,181
01/26	$24,109	$11,805	$22,907
02/26	$24,375	$11,998	$23,274
03/26	$23,796	$11,786	$22,527
04/26	$24,904	$11,800	$23,991
05/26	$25,712	$11,836	$24,849
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	22.74	7.06	9.90
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index	24.36	6.73	9.53

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,352,381,867
Total number of portfolio holdings	170
Management services fees (represents 0.63% of Fund average net assets)	$7,991,206
Portfolio turnover for the reporting period	43%

Columbia Flexible Capital Income Fund | Institutional Class | ASR148-08_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Hewlett Packard Enterprise Co.	1.5%
Texas Instruments, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Oracle Corp.	1.4%
Microchip Technology, Inc.	1.2%
CVS Health Corp.	1.2%
Morgan Stanley	1.2%
Boeing Co. (The)	1.1%
Lions Gate Capital Holdings LLC 5.500% 04/15/2029	1.0%
AT&T, Inc.	1.0%

Asset Categories

Table Summary
Common Stocks	36.6%
Corporate Bonds & Notes	35.7%
Convertible Preferred Stocks	13.1%
Convertible Bonds	12.3%
Other	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund | Institutional Class | ASR148-08_(07/26) |

Columbia Flexible Capital Income Fund

Institutional 2 Class | CFXRX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$80	0.72%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and communication services sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an optical communications company, Texas Instruments, a semiconductor company, and Bank of America, a bank company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Positions in International Paper, a paper company, Kenvue, a consumer health company, and Starwood Property Trust, a commercial real estate company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Flexible Capital Income Fund | Institutional 2 Class | ASR148-15_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Flexible Capital Income Fund Institutional 2 Class ($25,781)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
05/16	$10,000	$10,000	$10,000
06/16	$10,205	$10,180	$10,109
07/16	$10,560	$10,244	$10,411
08/16	$10,787	$10,232	$10,501
09/16	$10,855	$10,226	$10,540
10/16	$10,698	$10,148	$10,413
11/16	$11,012	$9,908	$10,585
12/16	$11,268	$9,922	$10,750
01/17	$11,455	$9,942	$10,900
02/17	$11,707	$10,008	$11,138
03/17	$11,687	$10,003	$11,130
04/17	$11,810	$10,080	$11,217
05/17	$11,885	$10,158	$11,288
06/17	$11,981	$10,148	$11,411
07/17	$12,210	$10,191	$11,591
08/17	$12,248	$10,283	$11,583
09/17	$12,480	$10,234	$11,754
10/17	$12,577	$10,240	$11,865
11/17	$12,712	$10,227	$11,978
12/17	$12,808	$10,273	$12,078
01/18	$13,150	$10,155	$12,367
02/18	$12,847	$10,059	$12,044
03/18	$12,742	$10,123	$11,981
04/18	$12,752	$10,048	$11,964
05/18	$12,920	$10,120	$12,155
06/18	$12,923	$10,107	$12,144
07/18	$13,202	$10,110	$12,356
08/18	$13,232	$10,175	$12,544
09/18	$13,286	$10,109	$12,517
10/18	$12,630	$10,029	$11,983
11/18	$12,701	$10,089	$12,157
12/18	$11,934	$10,275	$11,585
01/19	$12,800	$10,384	$12,298
02/19	$13,157	$10,378	$12,600
03/19	$13,258	$10,577	$12,721
04/19	$13,609	$10,580	$13,008
05/19	$13,062	$10,768	$12,583
06/19	$13,662	$10,903	$13,175
07/19	$13,694	$10,927	$13,308
08/19	$13,527	$11,210	$13,237
09/19	$13,870	$11,150	$13,348
10/19	$13,891	$11,184	$13,514
11/19	$14,165	$11,178	$13,797
12/19	$14,621	$11,170	$14,072
01/20	$14,514	$11,385	$14,189
02/20	$13,618	$11,590	$13,652
03/20	$11,524	$11,522	$11,901
04/20	$12,587	$11,727	$12,970
05/20	$13,205	$11,781	$13,508
06/20	$13,340	$11,856	$13,824
07/20	$13,978	$12,033	$14,507
08/20	$14,473	$11,936	$15,064
09/20	$14,281	$11,929	$14,812
10/20	$14,237	$11,876	$14,744
11/20	$15,764	$11,992	$16,217
12/20	$16,300	$12,009	$16,851
01/21	$16,548	$11,923	$16,927
02/21	$17,214	$11,750	$17,340
03/21	$17,643	$11,604	$17,388
04/21	$18,145	$11,695	$17,842
05/21	$18,316	$11,734	$17,941
06/21	$18,422	$11,816	$18,154
07/21	$18,342	$11,948	$18,205
08/21	$18,537	$11,925	$18,435
09/21	$18,269	$11,822	$18,044
10/21	$18,746	$11,819	$18,581
11/21	$18,292	$11,854	$18,105
12/21	$19,126	$11,824	$18,477
01/22	$18,831	$11,569	$17,705
02/22	$18,709	$11,440	$17,535
03/22	$18,993	$11,122	$17,630
04/22	$18,187	$10,700	$16,587
05/22	$18,249	$10,769	$16,571
06/22	$16,760	$10,600	$15,581
07/22	$17,563	$10,859	$16,383
08/22	$17,337	$10,552	$16,109
09/22	$16,064	$10,096	$15,052
10/22	$17,069	$9,965	$15,677
11/22	$17,565	$10,332	$16,346
12/22	$17,094	$10,285	$15,948
01/23	$18,034	$10,602	$16,765
02/23	$17,571	$10,328	$16,329
03/23	$17,338	$10,590	$16,427
04/23	$17,405	$10,654	$16,481
05/23	$16,774	$10,538	$16,227
06/23	$17,554	$10,501	$16,899
07/23	$18,140	$10,493	$17,287
08/23	$17,813	$10,426	$16,945
09/23	$17,332	$10,161	$16,448
10/23	$16,669	$10,001	$15,927
11/23	$17,567	$10,454	$16,904
12/23	$18,580	$10,854	$17,786
01/24	$18,523	$10,824	$17,704
02/24	$18,594	$10,671	$17,921
03/24	$19,268	$10,770	$18,430
04/24	$18,686	$10,498	$17,831
05/24	$19,212	$10,676	$18,259
06/24	$19,253	$10,777	$18,291
07/24	$19,958	$11,028	$18,860
08/24	$20,347	$11,187	$19,217
09/24	$20,822	$11,337	$19,590
10/24	$20,720	$11,056	$19,411
11/24	$21,449	$11,173	$20,295
12/24	$20,701	$10,990	$19,473
01/25	$21,320	$11,048	$20,000
02/25	$21,542	$11,291	$20,056
03/25	$20,986	$11,295	$19,666
04/25	$20,433	$11,340	$19,533
05/25	$21,001	$11,258	$19,981
06/25	$21,788	$11,432	$20,583
07/25	$21,939	$11,401	$20,825
08/25	$22,514	$11,538	$21,277
09/25	$22,869	$11,664	$21,832
10/25	$22,900	$11,737	$22,114
11/25	$23,221	$11,809	$22,199
12/25	$23,342	$11,792	$22,181
01/26	$24,162	$11,805	$22,907
02/26	$24,441	$11,998	$23,274
03/26	$23,870	$11,786	$22,527
04/26	$24,966	$11,800	$23,991
05/26	$25,781	$11,836	$24,849
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	22.76	7.08	9.93
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index	24.36	6.73	9.53

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,352,381,867
Total number of portfolio holdings	170
Management services fees (represents 0.63% of Fund average net assets)	$7,991,206
Portfolio turnover for the reporting period	43%

Columbia Flexible Capital Income Fund | Institutional 2 Class | ASR148-15_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Hewlett Packard Enterprise Co.	1.5%
Texas Instruments, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Oracle Corp.	1.4%
Microchip Technology, Inc.	1.2%
CVS Health Corp.	1.2%
Morgan Stanley	1.2%
Boeing Co. (The)	1.1%
Lions Gate Capital Holdings LLC 5.500% 04/15/2029	1.0%
AT&T, Inc.	1.0%

Asset Categories

Table Summary
Common Stocks	36.6%
Corporate Bonds & Notes	35.7%
Convertible Preferred Stocks	13.1%
Convertible Bonds	12.3%
Other	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund | Institutional 2 Class | ASR148-15_(07/26) |

Columbia Flexible Capital Income Fund

Institutional 3 Class | CFCYX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$76	0.68%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and communication services sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an optical communications company, Texas Instruments, a semiconductor company, and Bank of America, a bank company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Positions in International Paper, a paper company, Kenvue, a consumer health company, and Starwood Property Trust, a commercial real estate company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Flexible Capital Income Fund | Institutional 3 Class | ASR148-17_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Flexible Capital Income Fund Institutional 3 Class ($25,858)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
05/16	$10,000	$10,000	$10,000
06/16	$10,198	$10,180	$10,109
07/16	$10,556	$10,244	$10,411
08/16	$10,785	$10,232	$10,501
09/16	$10,844	$10,226	$10,540
10/16	$10,687	$10,148	$10,413
11/16	$11,002	$9,908	$10,585
12/16	$11,243	$9,922	$10,750
01/17	$11,430	$9,942	$10,900
02/17	$11,684	$10,008	$11,138
03/17	$11,657	$10,003	$11,130
04/17	$11,791	$10,080	$11,217
05/17	$11,858	$10,158	$11,288
06/17	$11,965	$10,148	$11,411
07/17	$12,187	$10,191	$11,591
08/17	$12,226	$10,283	$11,583
09/17	$12,466	$10,234	$11,754
10/17	$12,563	$10,240	$11,865
11/17	$12,699	$10,227	$11,978
12/17	$12,789	$10,273	$12,078
01/18	$13,134	$10,155	$12,367
02/18	$12,838	$10,059	$12,044
03/18	$12,724	$10,123	$11,981
04/18	$12,734	$10,048	$11,964
05/18	$12,904	$10,120	$12,155
06/18	$12,908	$10,107	$12,144
07/18	$13,191	$10,110	$12,356
08/18	$13,211	$10,175	$12,544
09/18	$13,276	$10,109	$12,517
10/18	$12,614	$10,029	$11,983
11/18	$12,695	$10,089	$12,157
12/18	$11,921	$10,275	$11,585
01/19	$12,787	$10,384	$12,298
02/19	$13,148	$10,378	$12,600
03/19	$13,252	$10,577	$12,721
04/19	$13,596	$10,580	$13,008
05/19	$13,054	$10,768	$12,583
06/19	$13,652	$10,903	$13,175
07/19	$13,694	$10,927	$13,308
08/19	$13,525	$11,210	$13,237
09/19	$13,863	$11,150	$13,348
10/19	$13,885	$11,184	$13,514
11/19	$14,162	$11,178	$13,797
12/19	$14,615	$11,170	$14,072
01/20	$14,507	$11,385	$14,189
02/20	$13,610	$11,590	$13,652
03/20	$11,523	$11,522	$11,901
04/20	$12,590	$11,727	$12,970
05/20	$13,205	$11,781	$13,508
06/20	$13,344	$11,856	$13,824
07/20	$13,979	$12,033	$14,507
08/20	$14,481	$11,936	$15,064
09/20	$14,277	$11,929	$14,812
10/20	$14,243	$11,876	$14,744
11/20	$15,758	$11,992	$16,217
12/20	$16,303	$12,009	$16,851
01/21	$16,554	$11,923	$16,927
02/21	$17,218	$11,750	$17,340
03/21	$17,644	$11,604	$17,388
04/21	$18,153	$11,695	$17,842
05/21	$18,315	$11,734	$17,941
06/21	$18,437	$11,816	$18,154
07/21	$18,344	$11,948	$18,205
08/21	$18,542	$11,925	$18,435
09/21	$18,272	$11,822	$18,044
10/21	$18,757	$11,819	$18,581
11/21	$18,307	$11,854	$18,105
12/21	$19,131	$11,824	$18,477
01/22	$18,845	$11,569	$17,705
02/22	$18,733	$11,440	$17,535
03/22	$19,011	$11,122	$17,630
04/22	$18,192	$10,700	$16,587
05/22	$18,255	$10,769	$16,571
06/22	$16,770	$10,600	$15,581
07/22	$17,586	$10,859	$16,383
08/22	$17,357	$10,552	$16,109
09/22	$16,077	$10,096	$15,052
10/22	$17,086	$9,965	$15,677
11/22	$17,590	$10,332	$16,346
12/22	$17,114	$10,285	$15,948
01/23	$18,056	$10,602	$16,765
02/23	$17,598	$10,328	$16,329
03/23	$17,363	$10,590	$16,427
04/23	$17,418	$10,654	$16,481
05/23	$16,803	$10,538	$16,227
06/23	$17,585	$10,501	$16,899
07/23	$18,168	$10,493	$17,287
08/23	$17,835	$10,426	$16,945
09/23	$17,361	$10,161	$16,448
10/23	$16,686	$10,001	$15,927
11/23	$17,587	$10,454	$16,904
12/23	$18,607	$10,854	$17,786
01/24	$18,549	$10,824	$17,704
02/24	$18,635	$10,671	$17,921
03/24	$19,297	$10,770	$18,430
04/24	$18,732	$10,498	$17,831
05/24	$19,253	$10,676	$18,259
06/24	$19,283	$10,777	$18,291
07/24	$19,987	$11,028	$18,860
08/24	$20,384	$11,187	$19,217
09/24	$20,871	$11,337	$19,590
10/24	$20,767	$11,056	$19,411
11/24	$21,481	$11,173	$20,295
12/24	$20,749	$10,990	$19,473
01/25	$21,367	$11,048	$20,000
02/25	$21,593	$11,291	$20,056
03/25	$21,028	$11,295	$19,666
04/25	$20,479	$11,340	$19,533
05/25	$21,043	$11,258	$19,981
06/25	$21,834	$11,432	$20,583
07/25	$21,989	$11,401	$20,825
08/25	$22,576	$11,538	$21,277
09/25	$22,910	$11,664	$21,832
10/25	$22,957	$11,737	$22,114
11/25	$23,285	$11,809	$22,199
12/25	$23,410	$11,792	$22,181
01/26	$24,233	$11,805	$22,907
02/26	$24,502	$11,998	$23,274
03/26	$23,920	$11,786	$22,527
04/26	$25,041	$11,800	$23,991
05/26	$25,858	$11,836	$24,849
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	22.88	7.14	9.97
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index	24.36	6.73	9.53
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,352,381,867
Total number of portfolio holdings	170
Management services fees (represents 0.63% of Fund average net assets)	$7,991,206
Portfolio turnover for the reporting period	43%

Columbia Flexible Capital Income Fund | Institutional 3 Class | ASR148-17_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Hewlett Packard Enterprise Co.	1.5%
Texas Instruments, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Oracle Corp.	1.4%
Microchip Technology, Inc.	1.2%
CVS Health Corp.	1.2%
Morgan Stanley	1.2%
Boeing Co. (The)	1.1%
Lions Gate Capital Holdings LLC 5.500% 04/15/2029	1.0%
AT&T, Inc.	1.0%

Asset Categories

Table Summary
Common Stocks	36.6%
Corporate Bonds & Notes	35.7%
Convertible Preferred Stocks	13.1%
Convertible Bonds	12.3%
Other	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund | Institutional 3 Class | ASR148-17_(07/26) |

Columbia Flexible Capital Income Fund

Class S | CFILX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$82	0.74%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and communication services sectors boosted the Fund’s relative performance during the annual period.

Allocations | An overweight position in the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, an optical communications company, Texas Instruments, a semiconductor company, and Bank of America, a bank company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight position in the utilities sector detracted from the Fund’s relative performance.

Individual holdings | Positions in International Paper, a paper company, Kenvue, a consumer health company, and Starwood Property Trust, a commercial real estate company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Flexible Capital Income Fund | Class S | ASR148-16_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Flexible Capital Income Fund Class S ($25,178)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index ($24,849)
05/16	$10,000	$10,000	$10,000
06/16	$10,198	$10,180	$10,109
07/16	$10,556	$10,244	$10,411
08/16	$10,785	$10,232	$10,501
09/16	$10,844	$10,226	$10,540
10/16	$10,687	$10,148	$10,413
11/16	$11,002	$9,908	$10,585
12/16	$11,243	$9,922	$10,750
01/17	$11,430	$9,942	$10,900
02/17	$11,684	$10,008	$11,138
03/17	$11,655	$10,003	$11,130
04/17	$11,778	$10,080	$11,217
05/17	$11,845	$10,158	$11,288
06/17	$11,943	$10,148	$11,411
07/17	$12,172	$10,191	$11,591
08/17	$12,201	$10,283	$11,583
09/17	$12,436	$10,234	$11,754
10/17	$12,532	$10,240	$11,865
11/17	$12,658	$10,227	$11,978
12/17	$12,756	$10,273	$12,078
01/18	$13,089	$10,155	$12,367
02/18	$12,785	$10,059	$12,044
03/18	$12,681	$10,123	$11,981
04/18	$12,681	$10,048	$11,964
05/18	$12,850	$10,120	$12,155
06/18	$12,854	$10,107	$12,144
07/18	$13,124	$10,110	$12,356
08/18	$13,144	$10,175	$12,544
09/18	$13,198	$10,109	$12,517
10/18	$12,542	$10,029	$11,983
11/18	$12,612	$10,089	$12,157
12/18	$11,845	$10,275	$11,585
01/19	$12,702	$10,384	$12,298
02/19	$13,059	$10,378	$12,600
03/19	$13,151	$10,577	$12,721
04/19	$13,492	$10,580	$13,008
05/19	$12,956	$10,768	$12,583
06/19	$13,546	$10,903	$13,175
07/19	$13,577	$10,927	$13,308
08/19	$13,400	$11,210	$13,237
09/19	$13,744	$11,150	$13,348
10/19	$13,754	$11,184	$13,514
11/19	$14,028	$11,178	$13,797
12/19	$14,474	$11,170	$14,072
01/20	$14,357	$11,385	$14,189
02/20	$13,472	$11,590	$13,652
03/20	$11,402	$11,522	$11,901
04/20	$12,452	$11,727	$12,970
05/20	$13,059	$11,781	$13,508
06/20	$13,185	$11,856	$13,824
07/20	$13,821	$12,033	$14,507
08/20	$14,304	$11,936	$15,064
09/20	$14,102	$11,929	$14,812
10/20	$14,069	$11,876	$14,744
11/20	$15,558	$11,992	$16,217
12/20	$16,092	$12,009	$16,851
01/21	$16,329	$11,923	$16,927
02/21	$16,992	$11,750	$17,340
03/21	$17,408	$11,604	$17,388
04/21	$17,897	$11,695	$17,842
05/21	$18,056	$11,734	$17,941
06/21	$18,172	$11,816	$18,154
07/21	$18,081	$11,948	$18,205
08/21	$18,264	$11,925	$18,435
09/21	$17,995	$11,822	$18,044
10/21	$18,470	$11,819	$18,581
11/21	$18,019	$11,854	$18,105
12/21	$18,822	$11,824	$18,477
01/22	$18,530	$11,569	$17,705
02/22	$18,420	$11,440	$17,535
03/22	$18,690	$11,122	$17,630
04/22	$17,889	$10,700	$16,587
05/22	$17,938	$10,769	$16,571
06/22	$16,471	$10,600	$15,581
07/22	$17,269	$10,859	$16,383
08/22	$17,045	$10,552	$16,109
09/22	$15,781	$10,096	$15,052
10/22	$16,766	$9,965	$15,677
11/22	$17,258	$10,332	$16,346
12/22	$16,779	$10,285	$15,948
01/23	$17,699	$10,602	$16,765
02/23	$17,252	$10,328	$16,329
03/23	$17,009	$10,590	$16,427
04/23	$17,062	$10,654	$16,481
05/23	$16,450	$10,538	$16,227
06/23	$17,211	$10,501	$16,899
07/23	$17,778	$10,493	$17,287
08/23	$17,454	$10,426	$16,945
09/23	$16,979	$10,161	$16,448
10/23	$16,322	$10,001	$15,927
11/23	$17,199	$10,454	$16,904
12/23	$18,190	$10,854	$17,786
01/24	$18,135	$10,824	$17,704
02/24	$18,204	$10,671	$17,921
03/24	$18,845	$10,770	$18,430
04/24	$18,283	$10,498	$17,831
05/24	$18,789	$10,676	$18,259
06/24	$18,818	$10,777	$18,291
07/24	$19,501	$11,028	$18,860
08/24	$19,885	$11,187	$19,217
09/24	$20,357	$11,337	$19,590
10/24	$20,241	$11,056	$19,411
11/24	$20,948	$11,173	$20,295
12/24	$20,218	$10,990	$19,473
01/25	$20,831	$11,048	$20,000
02/25	$21,050	$11,291	$20,056
03/25	$20,499	$11,295	$19,666
04/25	$19,967	$11,340	$19,533
05/25	$20,514	$11,258	$19,981
06/25	$21,276	$11,432	$20,583
07/25	$21,441	$11,401	$20,825
08/25	$21,995	$11,538	$21,277
09/25	$22,330	$11,664	$21,832
10/25	$22,375	$11,737	$22,114
11/25	$22,693	$11,809	$22,199
12/25	$22,812	$11,792	$22,181
01/26	$23,608	$11,805	$22,907
02/26	$23,884	$11,998	$23,274
03/26	$23,317	$11,786	$22,527
04/26	$24,387	$11,800	$23,991
05/26	$25,178	$11,836	$24,849
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	22.74	6.88	9.67
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Blended Benchmark - 33.34% Russell 1000® Value, 33.33% BBG U.S. Corp Inv Grade & High Yld, 33.33% BBG U.S. Conv Comp Index	24.36	6.73	9.53
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,352,381,867
Total number of portfolio holdings	170
Management services fees (represents 0.63% of Fund average net assets)	$7,991,206
Portfolio turnover for the reporting period	43%

Columbia Flexible Capital Income Fund | Class S | ASR148-16_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Hewlett Packard Enterprise Co.	1.5%
Texas Instruments, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Oracle Corp.	1.4%
Microchip Technology, Inc.	1.2%
CVS Health Corp.	1.2%
Morgan Stanley	1.2%
Boeing Co. (The)	1.1%
Lions Gate Capital Holdings LLC 5.500% 04/15/2029	1.0%
AT&T, Inc.	1.0%

Asset Categories

Table Summary
Common Stocks	36.6%
Corporate Bonds & Notes	35.7%
Convertible Preferred Stocks	13.1%
Convertible Bonds	12.3%
Other	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund | Class S | ASR148-16_(07/26) |

Columbia High Yield Bond Fund

Class A | INEAX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$100	0.97%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation and security selection | The largest contributor to the Fund’s performance was driven by industry allocation to and security selection within oil field equipment and services. Additional positive performance was driven by allocation to and security selection within printing and publishing.

Credit allocation | Allocations to BB-rated, CCC-rated and lower-rated debt were most additive to the Fund’s relative performance.

Top Performance Detractors

Industry allocation and security selection | Despite overall relative positive performance for the Fund, industry allocation to and security selection within software services detracted from the Fund’s performance. Industry allocation to and security selection within insurance brokerage and real estate investment trusts (REITs) also weighed on Fund performance.

Credit allocation | An allocation to B-rated debt was most detractive from the Fund’s overall performance.

Columbia High Yield Bond Fund | Class A | ASR160-01_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia High Yield Bond Fund Class A (including sales charges) ($15,475)	Bloomberg U.S. Aggregate Bond Index ($11,836)	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
05/16	$9,530	$10,000	$10,000
06/16	$9,567	$10,180	$10,107
07/16	$9,773	$10,244	$10,363
08/16	$9,979	$10,232	$10,594
09/16	$9,987	$10,226	$10,663
10/16	$9,996	$10,148	$10,695
11/16	$9,939	$9,908	$10,653
12/16	$10,086	$9,922	$10,861
01/17	$10,194	$9,942	$11,007
02/17	$10,338	$10,008	$11,179
03/17	$10,272	$10,003	$11,155
04/17	$10,416	$10,080	$11,281
05/17	$10,491	$10,158	$11,383
06/17	$10,531	$10,148	$11,395
07/17	$10,643	$10,191	$11,527
08/17	$10,648	$10,283	$11,524
09/17	$10,724	$10,234	$11,628
10/17	$10,732	$10,240	$11,672
11/17	$10,705	$10,227	$11,640
12/17	$10,714	$10,273	$11,673
01/18	$10,717	$10,155	$11,748
02/18	$10,574	$10,059	$11,637
03/18	$10,501	$10,123	$11,564
04/18	$10,538	$10,048	$11,641
05/18	$10,501	$10,120	$11,639
06/18	$10,504	$10,107	$11,680
07/18	$10,656	$10,110	$11,811
08/18	$10,736	$10,175	$11,896
09/18	$10,779	$10,109	$11,965
10/18	$10,599	$10,029	$11,769
11/18	$10,496	$10,089	$11,664
12/18	$10,243	$10,275	$11,409
01/19	$10,746	$10,384	$11,933
02/19	$10,943	$10,378	$12,134
03/19	$11,026	$10,577	$12,253
04/19	$11,225	$10,580	$12,425
05/19	$11,075	$10,768	$12,266
06/19	$11,351	$10,903	$12,568
07/19	$11,435	$10,927	$12,632
08/19	$11,559	$11,210	$12,683
09/19	$11,644	$11,150	$12,723
10/19	$11,691	$11,184	$12,753
11/19	$11,743	$11,178	$12,787
12/19	$11,951	$11,170	$13,052
01/20	$11,920	$11,385	$13,053
02/20	$11,728	$11,590	$12,852
03/20	$10,447	$11,522	$11,346
04/20	$10,814	$11,727	$11,777
05/20	$11,387	$11,781	$12,312
06/20	$11,434	$11,856	$12,426
07/20	$11,971	$12,033	$13,016
08/20	$12,061	$11,936	$13,146
09/20	$11,905	$11,929	$13,010
10/20	$11,951	$11,876	$13,070
11/20	$12,392	$11,992	$13,588
12/20	$12,607	$12,009	$13,849
01/21	$12,610	$11,923	$13,893
02/21	$12,644	$11,750	$13,939
03/21	$12,655	$11,604	$13,962
04/21	$12,793	$11,695	$14,114
05/21	$12,794	$11,734	$14,153
06/21	$12,986	$11,816	$14,345
07/21	$13,019	$11,948	$14,397
08/21	$13,095	$11,925	$14,477
09/21	$13,076	$11,822	$14,480
10/21	$13,055	$11,819	$14,454
11/21	$12,907	$11,854	$14,304
12/21	$13,185	$11,824	$14,579
01/22	$12,793	$11,569	$14,179
02/22	$12,693	$11,440	$14,050
03/22	$12,603	$11,122	$13,922
04/22	$12,138	$10,700	$13,415
05/22	$12,182	$10,769	$13,455
06/22	$11,338	$10,600	$12,540
07/22	$12,054	$10,859	$13,296
08/22	$11,767	$10,552	$12,975
09/22	$11,289	$10,096	$12,455
10/22	$11,624	$9,965	$12,814
11/22	$11,850	$10,332	$13,060
12/22	$11,714	$10,285	$12,961
01/23	$12,144	$10,602	$13,464
02/23	$11,954	$10,328	$13,290
03/23	$12,132	$10,590	$13,438
04/23	$12,242	$10,654	$13,567
05/23	$12,099	$10,538	$13,436
06/23	$12,284	$10,501	$13,654
07/23	$12,448	$10,493	$13,849
08/23	$12,474	$10,426	$13,891
09/23	$12,307	$10,161	$13,726
10/23	$12,174	$10,001	$13,555
11/23	$12,702	$10,454	$14,176
12/23	$13,128	$10,854	$14,700
01/24	$13,116	$10,824	$14,701
02/24	$13,127	$10,671	$14,741
03/24	$13,261	$10,770	$14,915
04/24	$13,163	$10,498	$14,765
05/24	$13,323	$10,676	$14,928
06/24	$13,448	$10,777	$15,068
07/24	$13,685	$11,028	$15,362
08/24	$13,898	$11,187	$15,609
09/24	$14,063	$11,337	$15,862
10/24	$13,951	$11,056	$15,772
11/24	$14,107	$11,173	$15,952
12/24	$14,022	$10,990	$15,882
01/25	$14,217	$11,048	$16,102
02/25	$14,284	$11,291	$16,209
03/25	$14,140	$11,295	$16,036
04/25	$14,190	$11,340	$16,036
05/25	$14,450	$11,258	$16,307
06/25	$14,703	$11,432	$16,608
07/25	$14,760	$11,401	$16,672
08/25	$14,937	$11,538	$16,879
09/25	$15,024	$11,664	$17,008
10/25	$15,057	$11,737	$17,041
11/25	$15,120	$11,809	$17,130
12/25	$15,216	$11,792	$17,240
01/26	$15,281	$11,805	$17,323
02/26	$15,314	$11,998	$17,355
03/26	$15,164	$11,786	$17,148
04/26	$15,401	$11,800	$17,439
05/26	$15,475	$11,836	$17,524
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.09	3.88	4.97
Class A (including sales charges)	2.00	2.87	4.46
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
ICE BofA US Cash Pay High Yield Constrained Index	7.46	4.37	5.77

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,052,396,614
Total number of portfolio holdings	489
Management services fees (represents 0.63% of Fund average net assets)	$7,549,233
Portfolio turnover for the reporting period	49%

Columbia High Yield Bond Fund | Class A | ASR160-01_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia US High Yield ETF	2.0%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.8%
NextEra Energy Partners LP 2.500% 06/15/2026	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Beach Acquisition Bidco LLC 10.000% 07/15/2033	0.5%
Six Flags Entertainment Corp. 7.250% 05/15/2031	0.5%
Panther Escrow Issuer LLC 7.125% 06/01/2031	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	92.3%
Exchange-Traded Fixed Income Funds	2.4%
Money Market Funds	2.2%
Other	1.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund | Class A | ASR160-01_(07/26) |

Columbia High Yield Bond Fund

Class C | APECX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$177	1.72%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation and security selection | The largest contributor to the Fund’s performance was driven by industry allocation to and security selection within oil field equipment and services. Additional positive performance was driven by allocation to and security selection within printing and publishing.

Credit allocation | Allocations to BB-rated, CCC-rated and lower-rated debt were most additive to the Fund’s relative performance.

Top Performance Detractors

Industry allocation and security selection | Despite overall relative positive performance for the Fund, industry allocation to and security selection within software services detracted from the Fund’s performance. Industry allocation to and security selection within insurance brokerage and real estate investment trusts (REITs) also weighed on Fund performance.

Credit allocation | An allocation to B-rated debt was most detractive from the Fund’s overall performance.

Columbia High Yield Bond Fund | Class C | ASR160-04_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia High Yield Bond Fund Class C (including sales charges) ($15,026)	Bloomberg U.S. Aggregate Bond Index ($11,836)	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
05/16	$10,000	$10,000	$10,000
06/16	$9,997	$10,180	$10,107
07/16	$10,207	$10,244	$10,363
08/16	$10,417	$10,232	$10,594
09/16	$10,455	$10,226	$10,663
10/16	$10,421	$10,148	$10,695
11/16	$10,355	$9,908	$10,653
12/16	$10,501	$9,922	$10,861
01/17	$10,608	$9,942	$11,007
02/17	$10,752	$10,008	$11,179
03/17	$10,713	$10,003	$11,155
04/17	$10,821	$10,080	$11,281
05/17	$10,891	$10,158	$11,383
06/17	$10,927	$10,148	$11,395
07/17	$11,036	$10,191	$11,527
08/17	$11,034	$10,283	$11,524
09/17	$11,107	$10,234	$11,628
10/17	$11,107	$10,240	$11,672
11/17	$11,072	$10,227	$11,640
12/17	$11,074	$10,273	$11,673
01/18	$11,108	$10,155	$11,748
02/18	$10,914	$10,059	$11,637
03/18	$10,831	$10,123	$11,564
04/18	$10,862	$10,048	$11,641
05/18	$10,817	$10,120	$11,639
06/18	$10,814	$10,107	$11,680
07/18	$10,964	$10,110	$11,811
08/18	$11,039	$10,175	$11,896
09/18	$11,115	$10,109	$11,965
10/18	$10,883	$10,029	$11,769
11/18	$10,808	$10,089	$11,664
12/18	$10,500	$10,275	$11,409
01/19	$11,012	$10,384	$11,933
02/19	$11,209	$10,378	$12,134
03/19	$11,288	$10,577	$12,253
04/19	$11,485	$10,580	$12,425
05/19	$11,324	$10,768	$12,266
06/19	$11,640	$10,903	$12,568
07/19	$11,678	$10,927	$12,632
08/19	$11,798	$11,210	$12,683
09/19	$11,878	$11,150	$12,723
10/19	$11,919	$11,184	$12,753
11/19	$11,964	$11,178	$12,787
12/19	$12,170	$11,170	$13,052
01/20	$12,130	$11,385	$13,053
02/20	$11,967	$11,590	$12,852
03/20	$10,648	$11,522	$11,346
04/20	$11,016	$11,727	$11,777
05/20	$11,554	$11,781	$12,312
06/20	$11,594	$11,856	$12,426
07/20	$12,176	$12,033	$13,016
08/20	$12,218	$11,936	$13,146
09/20	$12,062	$11,929	$13,010
10/20	$12,101	$11,876	$13,070
11/20	$12,542	$11,992	$13,588
12/20	$12,742	$12,009	$13,849
01/21	$12,736	$11,923	$13,893
02/21	$12,764	$11,750	$13,939
03/21	$12,767	$11,604	$13,962
04/21	$12,898	$11,695	$14,114
05/21	$12,901	$11,734	$14,153
06/21	$13,077	$11,816	$14,345
07/21	$13,102	$11,948	$14,397
08/21	$13,171	$11,925	$14,477
09/21	$13,153	$11,822	$14,480
10/21	$13,113	$11,819	$14,454
11/21	$12,965	$11,854	$14,304
12/21	$13,227	$11,824	$14,579
01/22	$12,833	$11,569	$14,179
02/22	$12,725	$11,440	$14,050
03/22	$12,626	$11,122	$13,922
04/22	$12,149	$10,700	$13,415
05/22	$12,186	$10,769	$13,455
06/22	$11,340	$10,600	$12,540
07/22	$12,053	$10,859	$13,296
08/22	$11,756	$10,552	$12,975
09/22	$11,268	$10,096	$12,455
10/22	$11,586	$9,965	$12,814
11/22	$11,805	$10,332	$13,060
12/22	$11,672	$10,285	$12,961
01/23	$12,095	$10,602	$13,464
02/23	$11,886	$10,328	$13,290
03/23	$12,068	$10,590	$13,438
04/23	$12,159	$10,654	$13,567
05/23	$12,019	$10,538	$13,436
06/23	$12,185	$10,501	$13,654
07/23	$12,340	$10,493	$13,849
08/23	$12,370	$10,426	$13,891
09/23	$12,195	$10,161	$13,726
10/23	$12,054	$10,001	$13,555
11/23	$12,561	$10,454	$14,176
12/23	$12,988	$10,854	$14,700
01/24	$12,956	$10,824	$14,701
02/24	$12,971	$10,671	$14,741
03/24	$13,083	$10,770	$14,915
04/24	$12,977	$10,498	$14,765
05/24	$13,128	$10,676	$14,928
06/24	$13,256	$10,777	$15,068
07/24	$13,469	$11,028	$15,362
08/24	$13,671	$11,187	$15,609
09/24	$13,826	$11,337	$15,862
10/24	$13,706	$11,056	$15,772
11/24	$13,851	$11,173	$15,952
12/24	$13,770	$10,990	$15,882
01/25	$13,941	$11,048	$16,102
02/25	$13,999	$11,291	$16,209
03/25	$13,860	$11,295	$16,036
04/25	$13,888	$11,340	$16,036
05/25	$14,135	$11,258	$16,307
06/25	$14,375	$11,432	$16,608
07/25	$14,421	$11,401	$16,672
08/25	$14,586	$11,538	$16,879
09/25	$14,662	$11,664	$17,008
10/25	$14,684	$11,737	$17,041
11/25	$14,750	$11,809	$17,130
12/25	$14,821	$11,792	$17,240
01/26	$14,887	$11,805	$17,323
02/26	$14,898	$11,998	$17,355
03/26	$14,741	$11,786	$17,148
04/26	$14,976	$11,800	$17,439
05/26	$15,026	$11,836	$17,524
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.30	3.10	4.16
Class C (including sales charges)	5.30	3.10	4.16
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
ICE BofA US Cash Pay High Yield Constrained Index	7.46	4.37	5.77

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,052,396,614
Total number of portfolio holdings	489
Management services fees (represents 0.63% of Fund average net assets)	$7,549,233
Portfolio turnover for the reporting period	49%

Columbia High Yield Bond Fund | Class C | ASR160-04_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia US High Yield ETF	2.0%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.8%
NextEra Energy Partners LP 2.500% 06/15/2026	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Beach Acquisition Bidco LLC 10.000% 07/15/2033	0.5%
Six Flags Entertainment Corp. 7.250% 05/15/2031	0.5%
Panther Escrow Issuer LLC 7.125% 06/01/2031	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	92.3%
Exchange-Traded Fixed Income Funds	2.4%
Money Market Funds	2.2%
Other	1.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund | Class C | ASR160-04_(07/26) |

Columbia High Yield Bond Fund

Institutional Class | CHYZX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$75	0.72%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation and security selection | The largest contributor to the Fund’s performance was driven by industry allocation to and security selection within oil field equipment and services. Additional positive performance was driven by allocation to and security selection within printing and publishing.

Credit allocation | Allocations to BB-rated, CCC-rated and lower-rated debt were most additive to the Fund’s relative performance.

Top Performance Detractors

Industry allocation and security selection | Despite overall relative positive performance for the Fund, industry allocation to and security selection within software services detracted from the Fund’s performance. Industry allocation to and security selection within insurance brokerage and real estate investment trusts (REITs) also weighed on Fund performance.

Credit allocation | An allocation to B-rated debt was most detractive from the Fund’s overall performance.

Columbia High Yield Bond Fund | Institutional Class | ASR160-08_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia High Yield Bond Fund Institutional Class ($16,632)	Bloomberg U.S. Aggregate Bond Index ($11,836)	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
05/16	$10,000	$10,000	$10,000
06/16	$10,041	$10,180	$10,107
07/16	$10,258	$10,244	$10,363
08/16	$10,442	$10,232	$10,594
09/16	$10,488	$10,226	$10,663
10/16	$10,464	$10,148	$10,695
11/16	$10,406	$9,908	$10,653
12/16	$10,598	$9,922	$10,861
01/17	$10,678	$9,942	$11,007
02/17	$10,831	$10,008	$11,179
03/17	$10,801	$10,003	$11,155
04/17	$10,918	$10,080	$11,281
05/17	$11,036	$10,158	$11,383
06/17	$11,043	$10,148	$11,395
07/17	$11,200	$10,191	$11,527
08/17	$11,171	$10,283	$11,524
09/17	$11,253	$10,234	$11,628
10/17	$11,301	$10,240	$11,672
11/17	$11,237	$10,227	$11,640
12/17	$11,249	$10,273	$11,673
01/18	$11,293	$10,155	$11,748
02/18	$11,144	$10,059	$11,637
03/18	$11,069	$10,123	$11,564
04/18	$11,110	$10,048	$11,641
05/18	$11,074	$10,120	$11,639
06/18	$11,080	$10,107	$11,680
07/18	$11,203	$10,110	$11,811
08/18	$11,329	$10,175	$11,896
09/18	$11,376	$10,109	$11,965
10/18	$11,189	$10,029	$11,769
11/18	$11,082	$10,089	$11,664
12/18	$10,818	$10,275	$11,409
01/19	$11,351	$10,384	$11,933
02/19	$11,561	$10,378	$12,134
03/19	$11,652	$10,577	$12,253
04/19	$11,823	$10,580	$12,425
05/19	$11,709	$10,768	$12,266
06/19	$12,002	$10,903	$12,568
07/19	$12,093	$10,927	$12,632
08/19	$12,227	$11,210	$12,683
09/19	$12,278	$11,150	$12,723
10/19	$12,331	$11,184	$12,753
11/19	$12,430	$11,178	$12,787
12/19	$12,653	$11,170	$13,052
01/20	$12,623	$11,385	$13,053
02/20	$12,422	$11,590	$12,852
03/20	$11,067	$11,522	$11,346
04/20	$11,458	$11,727	$11,777
05/20	$12,068	$11,781	$12,312
06/20	$12,077	$11,856	$12,426
07/20	$12,692	$12,033	$13,016
08/20	$12,747	$11,936	$13,146
09/20	$12,616	$11,929	$13,010
10/20	$12,668	$11,876	$13,070
11/20	$13,139	$11,992	$13,588
12/20	$13,369	$12,009	$13,849
01/21	$13,375	$11,923	$13,893
02/21	$13,415	$11,750	$13,939
03/21	$13,429	$11,604	$13,962
04/21	$13,578	$11,695	$14,114
05/21	$13,582	$11,734	$14,153
06/21	$13,789	$11,816	$14,345
07/21	$13,827	$11,948	$14,397
08/21	$13,911	$11,925	$14,477
09/21	$13,892	$11,822	$14,480
10/21	$13,873	$11,819	$14,454
11/21	$13,730	$11,854	$14,304
12/21	$14,017	$11,824	$14,579
01/22	$13,603	$11,569	$14,179
02/22	$13,499	$11,440	$14,050
03/22	$13,406	$11,122	$13,922
04/22	$12,913	$10,700	$13,415
05/22	$12,963	$10,769	$13,455
06/22	$12,067	$10,600	$12,540
07/22	$12,832	$10,859	$13,296
08/22	$12,541	$10,552	$12,975
09/22	$12,021	$10,096	$12,455
10/22	$12,381	$9,965	$12,814
11/22	$12,625	$10,332	$13,060
12/22	$12,495	$10,285	$12,961
01/23	$12,944	$10,602	$13,464
02/23	$12,743	$10,328	$13,290
03/23	$12,948	$10,590	$13,438
04/23	$13,056	$10,654	$13,567
05/23	$12,918	$10,538	$13,436
06/23	$13,107	$10,501	$13,654
07/23	$13,284	$10,493	$13,849
08/23	$13,314	$10,426	$13,891
09/23	$13,139	$10,161	$13,726
10/23	$12,999	$10,001	$13,555
11/23	$13,567	$10,454	$14,176
12/23	$14,038	$10,854	$14,700
01/24	$14,015	$10,824	$14,701
02/24	$14,030	$10,671	$14,741
03/24	$14,175	$10,770	$14,915
04/24	$14,073	$10,498	$14,765
05/24	$14,248	$10,676	$14,928
06/24	$14,398	$10,777	$15,068
07/24	$14,641	$11,028	$15,362
08/24	$14,872	$11,187	$15,609
09/24	$15,052	$11,337	$15,862
10/24	$14,935	$11,056	$15,772
11/24	$15,105	$11,173	$15,952
12/24	$15,017	$10,990	$15,882
01/25	$15,229	$11,048	$16,102
02/25	$15,304	$11,291	$16,209
03/25	$15,152	$11,295	$16,036
04/25	$15,209	$11,340	$16,036
05/25	$15,492	$11,258	$16,307
06/25	$15,767	$11,432	$16,608
07/25	$15,831	$11,401	$16,672
08/25	$16,024	$11,538	$16,879
09/25	$16,121	$11,664	$17,008
10/25	$16,160	$11,737	$17,041
11/25	$16,245	$11,809	$17,130
12/25	$16,337	$11,792	$17,240
01/26	$16,410	$11,805	$17,323
02/26	$16,449	$11,998	$17,355
03/26	$16,291	$11,786	$17,148
04/26	$16,549	$11,800	$17,439
05/26	$16,632	$11,836	$17,524
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.36	4.14	5.22
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
ICE BofA US Cash Pay High Yield Constrained Index	7.46	4.37	5.77

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,052,396,614
Total number of portfolio holdings	489
Management services fees (represents 0.63% of Fund average net assets)	$7,549,233
Portfolio turnover for the reporting period	49%

Columbia High Yield Bond Fund | Institutional Class | ASR160-08_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia US High Yield ETF	2.0%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.8%
NextEra Energy Partners LP 2.500% 06/15/2026	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Beach Acquisition Bidco LLC 10.000% 07/15/2033	0.5%
Six Flags Entertainment Corp. 7.250% 05/15/2031	0.5%
Panther Escrow Issuer LLC 7.125% 06/01/2031	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	92.3%
Exchange-Traded Fixed Income Funds	2.4%
Money Market Funds	2.2%
Other	1.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund | Institutional Class | ASR160-08_(07/26) |

Columbia High Yield Bond Fund

Institutional 2 Class | RSHRX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$69	0.67%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation and security selection | The largest contributor to the Fund’s performance was driven by industry allocation to and security selection within oil field equipment and services. Additional positive performance was driven by allocation to and security selection within printing and publishing.

Credit allocation | Allocations to BB-rated, CCC-rated and lower-rated debt were most additive to the Fund’s relative performance.

Top Performance Detractors

Industry allocation and security selection | Despite overall relative positive performance for the Fund, industry allocation to and security selection within software services detracted from the Fund’s performance. Industry allocation to and security selection within insurance brokerage and real estate investment trusts (REITs) also weighed on Fund performance.

Credit allocation | An allocation to B-rated debt was most detractive from the Fund’s overall performance.

Columbia High Yield Bond Fund | Institutional 2 Class | ASR160-15_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia High Yield Bond Fund Institutional 2 Class ($16,707)	Bloomberg U.S. Aggregate Bond Index ($11,836)	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
05/16	$10,000	$10,000	$10,000
06/16	$10,006	$10,180	$10,107
07/16	$10,225	$10,244	$10,363
08/16	$10,444	$10,232	$10,594
09/16	$10,491	$10,226	$10,663
10/16	$10,467	$10,148	$10,695
11/16	$10,411	$9,908	$10,653
12/16	$10,567	$9,922	$10,861
01/17	$10,685	$9,942	$11,007
02/17	$10,838	$10,008	$11,179
03/17	$10,809	$10,003	$11,155
04/17	$10,927	$10,080	$11,281
05/17	$11,008	$10,158	$11,383
06/17	$11,053	$10,148	$11,395
07/17	$11,173	$10,191	$11,527
08/17	$11,182	$10,283	$11,524
09/17	$11,265	$10,234	$11,628
10/17	$11,275	$10,240	$11,672
11/17	$11,250	$10,227	$11,640
12/17	$11,262	$10,273	$11,673
01/18	$11,269	$10,155	$11,748
02/18	$11,120	$10,059	$11,637
03/18	$11,046	$10,123	$11,564
04/18	$11,087	$10,048	$11,641
05/18	$11,052	$10,120	$11,639
06/18	$11,058	$10,107	$11,680
07/18	$11,221	$10,110	$11,811
08/18	$11,309	$10,175	$11,896
09/18	$11,357	$10,109	$11,965
10/18	$11,170	$10,029	$11,769
11/18	$11,063	$10,089	$11,664
12/18	$10,799	$10,275	$11,409
01/19	$11,333	$10,384	$11,933
02/19	$11,545	$10,378	$12,134
03/19	$11,636	$10,577	$12,253
04/19	$11,809	$10,580	$12,425
05/19	$11,694	$10,768	$12,266
06/19	$11,990	$10,903	$12,568
07/19	$12,081	$10,927	$12,632
08/19	$12,216	$11,210	$12,683
09/19	$12,268	$11,150	$12,723
10/19	$12,321	$11,184	$12,753
11/19	$12,420	$11,178	$12,787
12/19	$12,645	$11,170	$13,052
01/20	$12,615	$11,385	$13,053
02/20	$12,414	$11,590	$12,852
03/20	$11,099	$11,522	$11,346
04/20	$11,492	$11,727	$11,777
05/20	$12,061	$11,781	$12,312
06/20	$12,114	$11,856	$12,426
07/20	$12,688	$12,033	$13,016
08/20	$12,788	$11,936	$13,146
09/20	$12,624	$11,929	$13,010
10/20	$12,677	$11,876	$13,070
11/20	$13,150	$11,992	$13,588
12/20	$13,370	$12,009	$13,849
01/21	$13,377	$11,923	$13,893
02/21	$13,417	$11,750	$13,939
03/21	$13,432	$11,604	$13,962
04/21	$13,583	$11,695	$14,114
05/21	$13,598	$11,734	$14,153
06/21	$13,795	$11,816	$14,345
07/21	$13,834	$11,948	$14,397
08/21	$13,919	$11,925	$14,477
09/21	$13,913	$11,822	$14,480
10/21	$13,883	$11,819	$14,454
11/21	$13,740	$11,854	$14,304
12/21	$14,029	$11,824	$14,579
01/22	$13,625	$11,569	$14,179
02/22	$13,521	$11,440	$14,050
03/22	$13,428	$11,122	$13,922
04/22	$12,934	$10,700	$13,415
05/22	$12,985	$10,769	$13,455
06/22	$12,085	$10,600	$12,540
07/22	$12,867	$10,859	$13,296
08/22	$12,563	$10,552	$12,975
09/22	$12,054	$10,096	$12,455
10/22	$12,404	$9,965	$12,814
11/22	$12,649	$10,332	$13,060
12/22	$12,519	$10,285	$12,961
01/23	$12,971	$10,602	$13,464
02/23	$12,769	$10,328	$13,290
03/23	$12,976	$10,590	$13,438
04/23	$13,085	$10,654	$13,567
05/23	$12,947	$10,538	$13,436
06/23	$13,137	$10,501	$13,654
07/23	$13,316	$10,493	$13,849
08/23	$13,360	$10,426	$13,891
09/23	$13,171	$10,161	$13,726
10/23	$13,031	$10,001	$13,555
11/23	$13,603	$10,454	$14,176
12/23	$14,077	$10,854	$14,700
01/24	$14,055	$10,824	$14,701
02/24	$14,071	$10,671	$14,741
03/24	$14,218	$10,770	$14,915
04/24	$14,116	$10,498	$14,765
05/24	$14,292	$10,676	$14,928
06/24	$14,444	$10,777	$15,068
07/24	$14,689	$11,028	$15,362
08/24	$14,923	$11,187	$15,609
09/24	$15,104	$11,337	$15,862
10/24	$14,987	$11,056	$15,772
11/24	$15,159	$11,173	$15,952
12/24	$15,085	$10,990	$15,882
01/25	$15,285	$11,048	$16,102
02/25	$15,361	$11,291	$16,209
03/25	$15,223	$11,295	$16,036
04/25	$15,267	$11,340	$16,036
05/25	$15,552	$11,258	$16,307
06/25	$15,829	$11,432	$16,608
07/25	$15,894	$11,401	$16,672
08/25	$16,090	$11,538	$16,879
09/25	$16,188	$11,664	$17,008
10/25	$16,227	$11,737	$17,041
11/25	$16,314	$11,809	$17,130
12/25	$16,407	$11,792	$17,240
01/26	$16,495	$11,805	$17,323
02/26	$16,520	$11,998	$17,355
03/26	$16,361	$11,786	$17,148
04/26	$16,637	$11,800	$17,439
05/26	$16,707	$11,836	$17,524
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.42	4.20	5.27
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
ICE BofA US Cash Pay High Yield Constrained Index	7.46	4.37	5.77

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,052,396,614
Total number of portfolio holdings	489
Management services fees (represents 0.63% of Fund average net assets)	$7,549,233
Portfolio turnover for the reporting period	49%

Columbia High Yield Bond Fund | Institutional 2 Class | ASR160-15_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia US High Yield ETF	2.0%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.8%
NextEra Energy Partners LP 2.500% 06/15/2026	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Beach Acquisition Bidco LLC 10.000% 07/15/2033	0.5%
Six Flags Entertainment Corp. 7.250% 05/15/2031	0.5%
Panther Escrow Issuer LLC 7.125% 06/01/2031	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	92.3%
Exchange-Traded Fixed Income Funds	2.4%
Money Market Funds	2.2%
Other	1.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund | Institutional 2 Class | ASR160-15_(07/26) |

Columbia High Yield Bond Fund

Institutional 3 Class | CHYYX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$63	0.61%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation and security selection | The largest contributor to the Fund’s performance was driven by industry allocation to and security selection within oil field equipment and services. Additional positive performance was driven by allocation to and security selection within printing and publishing.

Credit allocation | Allocations to BB-rated, CCC-rated and lower-rated debt were most additive to the Fund’s relative performance.

Top Performance Detractors

Industry allocation and security selection | Despite overall relative positive performance for the Fund, industry allocation to and security selection within software services detracted from the Fund’s performance. Industry allocation to and security selection within insurance brokerage and real estate investment trusts (REITs) also weighed on Fund performance.

Credit allocation | An allocation to B-rated debt was most detractive from the Fund’s overall performance.

Columbia High Yield Bond Fund | Institutional 3 Class | ASR160-17_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia High Yield Bond Fund Institutional 3 Class ($16,821)	Bloomberg U.S. Aggregate Bond Index ($11,836)	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
05/16	$10,000	$10,000	$10,000
06/16	$10,007	$10,180	$10,107
07/16	$10,226	$10,244	$10,363
08/16	$10,445	$10,232	$10,594
09/16	$10,493	$10,226	$10,663
10/16	$10,470	$10,148	$10,695
11/16	$10,413	$9,908	$10,653
12/16	$10,571	$9,922	$10,861
01/17	$10,688	$9,942	$11,007
02/17	$10,842	$10,008	$11,179
03/17	$10,813	$10,003	$11,155
04/17	$10,932	$10,080	$11,281
05/17	$11,013	$10,158	$11,383
06/17	$11,059	$10,148	$11,395
07/17	$11,217	$10,191	$11,527
08/17	$11,189	$10,283	$11,524
09/17	$11,273	$10,234	$11,628
10/17	$11,284	$10,240	$11,672
11/17	$11,259	$10,227	$11,640
12/17	$11,271	$10,273	$11,673
01/18	$11,317	$10,155	$11,748
02/18	$11,168	$10,059	$11,637
03/18	$11,056	$10,123	$11,564
04/18	$11,137	$10,048	$11,641
05/18	$11,063	$10,120	$11,639
06/18	$11,070	$10,107	$11,680
07/18	$11,234	$10,110	$11,811
08/18	$11,322	$10,175	$11,896
09/18	$11,410	$10,109	$11,965
10/18	$11,184	$10,029	$11,769
11/18	$11,117	$10,089	$11,664
12/18	$10,813	$10,275	$11,409
01/19	$11,389	$10,384	$11,933
02/19	$11,561	$10,378	$12,134
03/19	$11,694	$10,577	$12,253
04/19	$11,867	$10,580	$12,425
05/19	$11,712	$10,768	$12,266
06/19	$12,049	$10,903	$12,568
07/19	$12,142	$10,927	$12,632
08/19	$12,236	$11,210	$12,683
09/19	$12,330	$11,150	$12,723
10/19	$12,384	$11,184	$12,753
11/19	$12,442	$11,178	$12,787
12/19	$12,667	$11,170	$13,052
01/20	$12,639	$11,385	$13,053
02/20	$12,480	$11,590	$12,852
03/20	$11,121	$11,522	$11,346
04/20	$11,515	$11,727	$11,777
05/20	$12,085	$11,781	$12,312
06/20	$12,139	$11,856	$12,426
07/20	$12,758	$12,033	$13,016
08/20	$12,815	$11,936	$13,146
09/20	$12,674	$11,929	$13,010
10/20	$12,727	$11,876	$13,070
11/20	$13,201	$11,992	$13,588
12/20	$13,434	$12,009	$13,849
01/21	$13,442	$11,923	$13,893
02/21	$13,471	$11,750	$13,939
03/21	$13,499	$11,604	$13,962
04/21	$13,650	$11,695	$14,114
05/21	$13,655	$11,734	$14,153
06/21	$13,865	$11,816	$14,345
07/21	$13,904	$11,948	$14,397
08/21	$13,990	$11,925	$14,477
09/21	$13,973	$11,822	$14,480
10/21	$13,944	$11,819	$14,454
11/21	$13,801	$11,854	$14,304
12/21	$14,091	$11,824	$14,579
01/22	$13,687	$11,569	$14,179
02/22	$13,584	$11,440	$14,050
03/22	$13,491	$11,122	$13,922
04/22	$12,996	$10,700	$13,415
05/22	$13,048	$10,769	$13,455
06/22	$12,146	$10,600	$12,540
07/22	$12,918	$10,859	$13,296
08/22	$12,626	$10,552	$12,975
09/22	$12,116	$10,096	$12,455
10/22	$12,468	$9,965	$12,814
11/22	$12,715	$10,332	$13,060
12/22	$12,585	$10,285	$12,961
01/23	$13,039	$10,602	$13,464
02/23	$12,837	$10,328	$13,290
03/23	$13,045	$10,590	$13,438
04/23	$13,156	$10,654	$13,567
05/23	$13,018	$10,538	$13,436
06/23	$13,209	$10,501	$13,654
07/23	$13,389	$10,493	$13,849
08/23	$13,421	$10,426	$13,891
09/23	$13,245	$10,161	$13,726
10/23	$13,105	$10,001	$13,555
11/23	$13,680	$10,454	$14,176
12/23	$14,157	$10,854	$14,700
01/24	$14,135	$10,824	$14,701
02/24	$14,151	$10,671	$14,741
03/24	$14,300	$10,770	$14,915
04/24	$14,198	$10,498	$14,765
05/24	$14,376	$10,676	$14,928
06/24	$14,529	$10,777	$15,068
07/24	$14,776	$11,028	$15,362
08/24	$15,011	$11,187	$15,609
09/24	$15,194	$11,337	$15,862
10/24	$15,078	$11,056	$15,772
11/24	$15,251	$11,173	$15,952
12/24	$15,163	$10,990	$15,882
01/25	$15,379	$11,048	$16,102
02/25	$15,456	$11,291	$16,209
03/25	$15,318	$11,295	$16,036
04/25	$15,363	$11,340	$16,036
05/25	$15,650	$11,258	$16,307
06/25	$15,930	$11,432	$16,608
07/25	$15,996	$11,401	$16,672
08/25	$16,193	$11,538	$16,879
09/25	$16,292	$11,664	$17,008
10/25	$16,333	$11,737	$17,041
11/25	$16,406	$11,809	$17,130
12/25	$16,500	$11,792	$17,240
01/26	$16,590	$11,805	$17,323
02/26	$16,631	$11,998	$17,355
03/26	$16,472	$11,786	$17,148
04/26	$16,735	$11,800	$17,439
05/26	$16,821	$11,836	$17,524
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	7.48	4.26	5.34
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
ICE BofA US Cash Pay High Yield Constrained Index	7.46	4.37	5.77

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,052,396,614
Total number of portfolio holdings	489
Management services fees (represents 0.63% of Fund average net assets)	$7,549,233
Portfolio turnover for the reporting period	49%

Columbia High Yield Bond Fund | Institutional 3 Class | ASR160-17_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia US High Yield ETF	2.0%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.8%
NextEra Energy Partners LP 2.500% 06/15/2026	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Beach Acquisition Bidco LLC 10.000% 07/15/2033	0.5%
Six Flags Entertainment Corp. 7.250% 05/15/2031	0.5%
Panther Escrow Issuer LLC 7.125% 06/01/2031	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	92.3%
Exchange-Traded Fixed Income Funds	2.4%
Money Market Funds	2.2%
Other	1.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund | Institutional 3 Class | ASR160-17_(07/26) |

Columbia High Yield Bond Fund

Class R | CHBRX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$126	1.22%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation and security selection | The largest contributor to the Fund’s performance was driven by industry allocation to and security selection within oil field equipment and services. Additional positive performance was driven by allocation to and security selection within printing and publishing.

Credit allocation | Allocations to BB-rated, CCC-rated and lower-rated debt were most additive to the Fund’s relative performance.

Top Performance Detractors

Industry allocation and security selection | Despite overall relative positive performance for the Fund, industry allocation to and security selection within software services detracted from the Fund’s performance. Industry allocation to and security selection within insurance brokerage and real estate investment trusts (REITs) also weighed on Fund performance.

Credit allocation | An allocation to B-rated debt was most detractive from the Fund’s overall performance.

Columbia High Yield Bond Fund | Class R | ASR160-12_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia High Yield Bond Fund Class R ($15,826)	Bloomberg U.S. Aggregate Bond Index ($11,836)	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
05/16	$10,000	$10,000	$10,000
06/16	$10,037	$10,180	$10,107
07/16	$10,249	$10,244	$10,363
08/16	$10,463	$10,232	$10,594
09/16	$10,470	$10,226	$10,663
10/16	$10,441	$10,148	$10,695
11/16	$10,416	$9,908	$10,653
12/16	$10,566	$9,922	$10,861
01/17	$10,678	$9,942	$11,007
02/17	$10,790	$10,008	$11,179
03/17	$10,756	$10,003	$11,155
04/17	$10,867	$10,080	$11,281
05/17	$10,979	$10,158	$11,383
06/17	$11,019	$10,148	$11,395
07/17	$11,133	$10,191	$11,527
08/17	$11,136	$10,283	$11,524
09/17	$11,177	$10,234	$11,628
10/17	$11,219	$10,240	$11,672
11/17	$11,189	$10,227	$11,640
12/17	$11,196	$10,273	$11,673
01/18	$11,198	$10,155	$11,748
02/18	$11,047	$10,059	$11,637
03/18	$10,968	$10,123	$11,564
04/18	$11,004	$10,048	$11,641
05/18	$10,964	$10,120	$11,639
06/18	$10,966	$10,107	$11,680
07/18	$11,083	$10,110	$11,811
08/18	$11,202	$10,175	$11,896
09/18	$11,244	$10,109	$11,965
10/18	$11,055	$10,029	$11,769
11/18	$10,946	$10,089	$11,664
12/18	$10,681	$10,275	$11,409
01/19	$11,201	$10,384	$11,933
02/19	$11,404	$10,378	$12,134
03/19	$11,488	$10,577	$12,253
04/19	$11,652	$10,580	$12,425
05/19	$11,535	$10,768	$12,266
06/19	$11,819	$10,903	$12,568
07/19	$11,903	$10,927	$12,632
08/19	$12,029	$11,210	$12,683
09/19	$12,075	$11,150	$12,723
10/19	$12,121	$11,184	$12,753
11/19	$12,213	$11,178	$12,787
12/19	$12,427	$11,170	$13,052
01/20	$12,392	$11,385	$13,053
02/20	$12,191	$11,590	$12,852
03/20	$10,862	$11,522	$11,346
04/20	$11,240	$11,727	$11,777
05/20	$11,831	$11,781	$12,312
06/20	$11,835	$11,856	$12,426
07/20	$12,430	$12,033	$13,016
08/20	$12,521	$11,936	$13,146
09/20	$12,357	$11,929	$13,010
10/20	$12,392	$11,876	$13,070
11/20	$12,845	$11,992	$13,588
12/20	$13,065	$12,009	$13,849
01/21	$13,065	$11,923	$13,893
02/21	$13,099	$11,750	$13,939
03/21	$13,107	$11,604	$13,962
04/21	$13,247	$11,695	$14,114
05/21	$13,256	$11,734	$14,153
06/21	$13,441	$11,816	$14,345
07/21	$13,473	$11,948	$14,397
08/21	$13,549	$11,925	$14,477
09/21	$13,536	$11,822	$14,480
10/21	$13,501	$11,819	$14,454
11/21	$13,357	$11,854	$14,304
12/21	$13,630	$11,824	$14,579
01/22	$13,223	$11,569	$14,179
02/22	$13,129	$11,440	$14,050
03/22	$13,022	$11,122	$13,922
04/22	$12,540	$10,700	$13,415
05/22	$12,583	$10,769	$13,455
06/22	$11,712	$10,600	$12,540
07/22	$12,458	$10,859	$13,296
08/22	$12,160	$10,552	$12,975
09/22	$11,654	$10,096	$12,455
10/22	$11,996	$9,965	$12,814
11/22	$12,227	$10,332	$13,060
12/22	$12,096	$10,285	$12,961
01/23	$12,524	$10,602	$13,464
02/23	$12,326	$10,328	$13,290
03/23	$12,519	$10,590	$13,438
04/23	$12,618	$10,654	$13,567
05/23	$12,480	$10,538	$13,436
06/23	$12,656	$10,501	$13,654
07/23	$12,822	$10,493	$13,849
08/23	$12,846	$10,426	$13,891
09/23	$12,672	$10,161	$13,726
10/23	$12,533	$10,001	$13,555
11/23	$13,073	$10,454	$14,176
12/23	$13,520	$10,854	$14,700
01/24	$13,492	$10,824	$14,701
02/24	$13,502	$10,671	$14,741
03/24	$13,636	$10,770	$14,915
04/24	$13,532	$10,498	$14,765
05/24	$13,694	$10,676	$14,928
06/24	$13,833	$10,777	$15,068
07/24	$14,060	$11,028	$15,362
08/24	$14,276	$11,187	$15,609
09/24	$14,442	$11,337	$15,862
10/24	$14,337	$11,056	$15,772
11/24	$14,481	$11,173	$15,952
12/24	$14,404	$10,990	$15,882
01/25	$14,601	$11,048	$16,102
02/25	$14,653	$11,291	$16,209
03/25	$14,516	$11,295	$16,036
04/25	$14,552	$11,340	$16,036
05/25	$14,815	$11,258	$16,307
06/25	$15,084	$11,432	$16,608
07/25	$15,126	$11,401	$16,672
08/25	$15,304	$11,538	$16,879
09/25	$15,403	$11,664	$17,008
10/25	$15,421	$11,737	$17,041
11/25	$15,496	$11,809	$17,130
12/25	$15,577	$11,792	$17,240
01/26	$15,653	$11,805	$17,323
02/26	$15,671	$11,998	$17,355
03/26	$15,514	$11,786	$17,148
04/26	$15,767	$11,800	$17,439
05/26	$15,826	$11,836	$17,524
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	6.82	3.61	4.70
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
ICE BofA US Cash Pay High Yield Constrained Index	7.46	4.37	5.77

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,052,396,614
Total number of portfolio holdings	489
Management services fees (represents 0.63% of Fund average net assets)	$7,549,233
Portfolio turnover for the reporting period	49%

Columbia High Yield Bond Fund | Class R | ASR160-12_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia US High Yield ETF	2.0%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.8%
NextEra Energy Partners LP 2.500% 06/15/2026	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Beach Acquisition Bidco LLC 10.000% 07/15/2033	0.5%
Six Flags Entertainment Corp. 7.250% 05/15/2031	0.5%
Panther Escrow Issuer LLC 7.125% 06/01/2031	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	92.3%
Exchange-Traded Fixed Income Funds	2.4%
Money Market Funds	2.2%
Other	1.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund | Class R | ASR160-12_(07/26) |

Columbia High Yield Bond Fund

Class S | CHYEX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$75	0.72%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Industry allocation and security selection | The largest contributor to the Fund’s performance was driven by industry allocation to and security selection within oil field equipment and services. Additional positive performance was driven by allocation to and security selection within printing and publishing.

Credit allocation | Allocations to BB-rated, CCC-rated and lower-rated debt were most additive to the Fund’s relative performance.

Top Performance Detractors

Industry allocation and security selection | Despite overall relative positive performance for the Fund, industry allocation to and security selection within software services detracted from the Fund’s performance. Industry allocation to and security selection within insurance brokerage and real estate investment trusts (REITs) also weighed on Fund performance.

Credit allocation | An allocation to B-rated debt was most detractive from the Fund’s overall performance.

Columbia High Yield Bond Fund | Class S | ASR160-16_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia High Yield Bond Fund Class S ($16,303)	Bloomberg U.S. Aggregate Bond Index ($11,836)	ICE BofA US Cash Pay High Yield Constrained Index ($17,524)
05/16	$10,000	$10,000	$10,000
06/16	$10,039	$10,180	$10,107
07/16	$10,254	$10,244	$10,363
08/16	$10,471	$10,232	$10,594
09/16	$10,480	$10,226	$10,663
10/16	$10,489	$10,148	$10,695
11/16	$10,429	$9,908	$10,653
12/16	$10,583	$9,922	$10,861
01/17	$10,697	$9,942	$11,007
02/17	$10,848	$10,008	$11,179
03/17	$10,779	$10,003	$11,155
04/17	$10,930	$10,080	$11,281
05/17	$11,008	$10,158	$11,383
06/17	$11,050	$10,148	$11,395
07/17	$11,167	$10,191	$11,527
08/17	$11,173	$10,283	$11,524
09/17	$11,253	$10,234	$11,628
10/17	$11,261	$10,240	$11,672
11/17	$11,232	$10,227	$11,640
12/17	$11,242	$10,273	$11,673
01/18	$11,246	$10,155	$11,748
02/18	$11,095	$10,059	$11,637
03/18	$11,019	$10,123	$11,564
04/18	$11,057	$10,048	$11,641
05/18	$11,018	$10,120	$11,639
06/18	$11,022	$10,107	$11,680
07/18	$11,181	$10,110	$11,811
08/18	$11,265	$10,175	$11,896
09/18	$11,310	$10,109	$11,965
10/18	$11,122	$10,029	$11,769
11/18	$11,013	$10,089	$11,664
12/18	$10,748	$10,275	$11,409
01/19	$11,275	$10,384	$11,933
02/19	$11,482	$10,378	$12,134
03/19	$11,570	$10,577	$12,253
04/19	$11,778	$10,580	$12,425
05/19	$11,621	$10,768	$12,266
06/19	$11,911	$10,903	$12,568
07/19	$11,998	$10,927	$12,632
08/19	$12,129	$11,210	$12,683
09/19	$12,218	$11,150	$12,723
10/19	$12,268	$11,184	$12,753
11/19	$12,322	$11,178	$12,787
12/19	$12,540	$11,170	$13,052
01/20	$12,508	$11,385	$13,053
02/20	$12,306	$11,590	$12,852
03/20	$10,962	$11,522	$11,346
04/20	$11,347	$11,727	$11,777
05/20	$11,948	$11,781	$12,312
06/20	$11,998	$11,856	$12,426
07/20	$12,561	$12,033	$13,016
08/20	$12,656	$11,936	$13,146
09/20	$12,492	$11,929	$13,010
10/20	$12,540	$11,876	$13,070
11/20	$13,003	$11,992	$13,588
12/20	$13,228	$12,009	$13,849
01/21	$13,231	$11,923	$13,893
02/21	$13,268	$11,750	$13,939
03/21	$13,279	$11,604	$13,962
04/21	$13,424	$11,695	$14,114
05/21	$13,424	$11,734	$14,153
06/21	$13,626	$11,816	$14,345
07/21	$13,661	$11,948	$14,397
08/21	$13,741	$11,925	$14,477
09/21	$13,720	$11,822	$14,480
10/21	$13,699	$11,819	$14,454
11/21	$13,543	$11,854	$14,304
12/21	$13,835	$11,824	$14,579
01/22	$13,424	$11,569	$14,179
02/22	$13,319	$11,440	$14,050
03/22	$13,224	$11,122	$13,922
04/22	$12,736	$10,700	$13,415
05/22	$12,783	$10,769	$13,455
06/22	$11,897	$10,600	$12,540
07/22	$12,648	$10,859	$13,296
08/22	$12,347	$10,552	$12,975
09/22	$11,845	$10,096	$12,455
10/22	$12,197	$9,965	$12,814
11/22	$12,434	$10,332	$13,060
12/22	$12,292	$10,285	$12,961
01/23	$12,743	$10,602	$13,464
02/23	$12,543	$10,328	$13,290
03/23	$12,730	$10,590	$13,438
04/23	$12,846	$10,654	$13,567
05/23	$12,695	$10,538	$13,436
06/23	$12,890	$10,501	$13,654
07/23	$13,061	$10,493	$13,849
08/23	$13,089	$10,426	$13,891
09/23	$12,913	$10,161	$13,726
10/23	$12,774	$10,001	$13,555
11/23	$13,328	$10,454	$14,176
12/23	$13,775	$10,854	$14,700
01/24	$13,762	$10,824	$14,701
02/24	$13,775	$10,671	$14,741
03/24	$13,914	$10,770	$14,915
04/24	$13,811	$10,498	$14,765
05/24	$13,980	$10,676	$14,928
06/24	$14,111	$10,777	$15,068
07/24	$14,360	$11,028	$15,362
08/24	$14,583	$11,187	$15,609
09/24	$14,757	$11,337	$15,862
10/24	$14,640	$11,056	$15,772
11/24	$14,807	$11,173	$15,952
12/24	$14,734	$10,990	$15,882
01/25	$14,928	$11,048	$16,102
02/25	$15,002	$11,291	$16,209
03/25	$14,867	$11,295	$16,036
04/25	$14,909	$11,340	$16,036
05/25	$15,186	$11,258	$16,307
06/25	$15,455	$11,432	$16,608
07/25	$15,518	$11,401	$16,672
08/25	$15,707	$11,538	$16,879
09/25	$15,802	$11,664	$17,008
10/25	$15,840	$11,737	$17,041
11/25	$15,924	$11,809	$17,130
12/25	$16,014	$11,792	$17,240
01/26	$16,085	$11,805	$17,323
02/26	$16,123	$11,998	$17,355
03/26	$15,968	$11,786	$17,148
04/26	$16,221	$11,800	$17,439
05/26	$16,303	$11,836	$17,524
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	7.36	3.96	5.01
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
ICE BofA US Cash Pay High Yield Constrained Index	7.46	4.37	5.77
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,052,396,614
Total number of portfolio holdings	489
Management services fees (represents 0.63% of Fund average net assets)	$7,549,233
Portfolio turnover for the reporting period	49%

Columbia High Yield Bond Fund | Class S | ASR160-16_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia US High Yield ETF	2.0%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.8%
NextEra Energy Partners LP 2.500% 06/15/2026	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Beach Acquisition Bidco LLC 10.000% 07/15/2033	0.5%
Six Flags Entertainment Corp. 7.250% 05/15/2031	0.5%
Panther Escrow Issuer LLC 7.125% 06/01/2031	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	92.3%
Exchange-Traded Fixed Income Funds	2.4%
Money Market Funds	2.2%
Other	1.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund | Class S | ASR160-16_(07/26) |

Columbia Intrinsic Value Fund

Class A | INDZX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$111	0.96%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, industrials, health care, real estate and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, consumer discretionary and energy sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Alphabet, a global technology company specializing in search, digital advertising, and cloud services; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Corning, a manufacturer of specialty glass, ceramics, and optical materials; nVent, a provider of electrical connection and protection solutions; and Citigroup, a multinational banking and financial services corporation, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations in the health care, utilities and consumer staples sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Baxter International, a provider of medical products and healthcare solutions; Marsh & McLennan Companies, a global professional services firm specializing in risk, insurance, and consulting; Procter & Gamble, a multinational consumer goods company; and Lowe’s, a home improvement retail company, were top detractors from the Fund’s relative performance during the period.

Columbia Intrinsic Value Fund | Class A | ASR138-01_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Intrinsic Value Fund Class A (including sales charges) ($29,780)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$9,427	$10,000	$10,000
06/16	$9,475	$10,023	$10,086
07/16	$9,697	$10,404	$10,379
08/16	$9,827	$10,418	$10,459
09/16	$9,800	$10,427	$10,438
10/16	$9,692	$10,223	$10,276
11/16	$10,199	$10,626	$10,863
12/16	$10,461	$10,826	$11,134
01/17	$10,524	$11,044	$11,214
02/17	$10,909	$11,471	$11,617
03/17	$10,850	$11,478	$11,498
04/17	$10,905	$11,600	$11,477
05/17	$10,952	$11,748	$11,466
06/17	$11,113	$11,830	$11,653
07/17	$11,255	$12,064	$11,808
08/17	$11,176	$12,102	$11,670
09/17	$11,542	$12,359	$12,016
10/17	$11,724	$12,643	$12,103
11/17	$12,009	$13,028	$12,474
12/17	$12,203	$13,174	$12,656
01/18	$12,732	$13,897	$13,145
02/18	$12,069	$13,387	$12,518
03/18	$11,834	$13,083	$12,297
04/18	$11,809	$13,127	$12,338
05/18	$11,809	$13,462	$12,411
06/18	$11,820	$13,549	$12,442
07/18	$12,268	$14,017	$12,934
08/18	$12,403	$14,500	$13,125
09/18	$12,402	$14,555	$13,152
10/18	$11,750	$13,525	$12,471
11/18	$12,046	$13,800	$12,843
12/18	$10,839	$12,543	$11,610
01/19	$11,802	$13,595	$12,513
02/19	$12,148	$14,055	$12,913
03/19	$12,258	$14,300	$12,995
04/19	$12,737	$14,877	$13,456
05/19	$11,883	$13,929	$12,591
06/19	$12,798	$14,907	$13,495
07/19	$12,920	$15,138	$13,607
08/19	$12,515	$14,861	$13,206
09/19	$13,026	$15,119	$13,678
10/19	$13,206	$15,439	$13,869
11/19	$13,527	$16,023	$14,298
12/19	$14,071	$16,485	$14,691
01/20	$13,773	$16,503	$14,375
02/20	$12,417	$15,155	$12,983
03/20	$10,356	$13,152	$10,764
04/20	$11,551	$14,890	$11,974
05/20	$11,969	$15,675	$12,385
06/20	$11,953	$16,022	$12,302
07/20	$12,473	$16,960	$12,789
08/20	$13,043	$18,205	$13,317
09/20	$12,734	$17,540	$12,990
10/20	$12,513	$17,117	$12,820
11/20	$14,290	$19,132	$14,544
12/20	$14,822	$19,941	$15,102
01/21	$14,530	$19,777	$14,963
02/21	$15,506	$20,350	$15,868
03/21	$16,448	$21,120	$16,801
04/21	$17,114	$22,257	$17,473
05/21	$17,558	$22,363	$17,881
06/21	$17,232	$22,923	$17,676
07/21	$17,343	$23,399	$17,818
08/21	$17,637	$24,077	$18,171
09/21	$16,896	$22,971	$17,539
10/21	$17,759	$24,565	$18,429
11/21	$17,109	$24,235	$17,780
12/21	$18,335	$25,217	$18,901
01/22	$18,098	$23,795	$18,461
02/22	$17,840	$23,142	$18,247
03/22	$18,278	$23,923	$18,762
04/22	$17,394	$21,790	$17,704
05/22	$17,847	$21,757	$18,048
06/22	$16,309	$19,935	$16,471
07/22	$17,098	$21,792	$17,563
08/22	$16,709	$20,955	$17,040
09/22	$15,312	$19,016	$15,546
10/22	$16,897	$20,541	$17,140
11/22	$18,125	$21,653	$18,211
12/22	$17,367	$20,394	$17,477
01/23	$18,197	$21,761	$18,382
02/23	$17,413	$21,243	$17,734
03/23	$17,282	$21,915	$17,652
04/23	$17,517	$22,187	$17,918
05/23	$16,741	$22,290	$17,227
06/23	$17,799	$23,795	$18,372
07/23	$18,566	$24,614	$19,018
08/23	$18,129	$24,183	$18,504
09/23	$17,527	$23,046	$17,790
10/23	$17,041	$22,489	$17,162
11/23	$18,001	$24,590	$18,457
12/23	$19,026	$25,804	$19,480
01/24	$19,199	$26,164	$19,500
02/24	$19,857	$27,576	$20,219
03/24	$20,976	$28,461	$21,230
04/24	$20,216	$27,249	$20,323
05/24	$20,652	$28,533	$20,968
06/24	$20,660	$29,477	$20,770
07/24	$21,522	$29,906	$21,832
08/24	$22,022	$30,615	$22,418
09/24	$22,196	$31,269	$22,729
10/24	$22,008	$31,051	$22,479
11/24	$23,261	$33,050	$23,914
12/24	$21,966	$32,129	$22,279
01/25	$23,062	$33,151	$23,310
02/25	$23,049	$32,571	$23,405
03/25	$22,199	$30,686	$22,755
04/25	$21,602	$30,504	$22,061
05/25	$22,606	$32,451	$22,836
06/25	$23,365	$34,094	$23,616
07/25	$23,651	$34,852	$23,752
08/25	$24,576	$35,586	$24,509
09/25	$25,184	$36,819	$24,875
10/25	$25,348	$37,614	$24,985
11/25	$26,193	$37,706	$25,648
12/25	$26,279	$37,708	$25,822
01/26	$27,282	$38,227	$27,001
02/26	$28,198	$38,022	$27,701
03/26	$26,737	$36,131	$26,365
04/26	$28,746	$39,783	$28,515
05/26	$29,780	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	31.74	11.14	12.19
Class A (including sales charges)	24.14	9.84	11.53
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,459,153,026
Total number of portfolio holdings	58
Management services fees (represents 0.62% of Fund average net assets)	$17,224,634
Portfolio turnover for the reporting period	55%

Columbia Intrinsic Value Fund | Class A | ASR138-01_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.7%
Information Technology	18.3%
Industrials	13.8%
Health Care	12.6%
Consumer Discretionary	6.0%
Consumer Staples	5.9%
Energy	5.6%
Communication Services	5.2%
Utilities	4.6%
Real Estate	3.7%
Other	2.9%

Top Holdings

Table Summary
Micron Technology, Inc.	3.6%
Alphabet, Inc., Class A	3.0%
Salesforce, Inc.	3.0%
Centene Corp.	2.9%
Broadcom, Inc.	2.9%
Southwest Airlines Co.	2.9%
JPMorgan Chase & Co.	2.9%
Boeing Co. (The)	2.5%
Lam Research Corp.	2.4%
Morgan Stanley	2.3%

Asset Categories

Table Summary
Common Stocks	97.4%
Money Market Funds	2.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Intrinsic Value Fund from Columbia Large Cap Value Fund. Related changes were made to the Fund's principal investment strategies.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intrinsic Value Fund | Class A | ASR138-01_(07/26) |

Columbia Intrinsic Value Fund

Class C | ADECX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$197	1.71%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, industrials, health care, real estate and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, consumer discretionary and energy sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Alphabet, a global technology company specializing in search, digital advertising, and cloud services; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Corning, a manufacturer of specialty glass, ceramics, and optical materials; nVent, a provider of electrical connection and protection solutions; and Citigroup, a multinational banking and financial services corporation, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations in the health care, utilities and consumer staples sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Baxter International, a provider of medical products and healthcare solutions; Marsh & McLennan Companies, a global professional services firm specializing in risk, insurance, and consulting; Procter & Gamble, a multinational consumer goods company; and Lowe’s, a home improvement retail company, were top detractors from the Fund’s relative performance during the period.

Columbia Intrinsic Value Fund | Class C | ASR138-04_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Intrinsic Value Fund Class C (including sales charges) ($29,294)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,040	$10,023	$10,086
07/16	$10,268	$10,404	$10,379
08/16	$10,398	$10,418	$10,459
09/16	$10,366	$10,427	$10,438
10/16	$10,252	$10,223	$10,276
11/16	$10,772	$10,626	$10,863
12/16	$11,047	$10,826	$11,134
01/17	$11,096	$11,044	$11,214
02/17	$11,503	$11,471	$11,617
03/17	$11,436	$11,478	$11,498
04/17	$11,486	$11,600	$11,477
05/17	$11,528	$11,748	$11,466
06/17	$11,684	$11,830	$11,653
07/17	$11,834	$12,064	$11,808
08/17	$11,742	$12,102	$11,670
09/17	$12,114	$12,359	$12,016
10/17	$12,297	$12,643	$12,103
11/17	$12,588	$13,028	$12,474
12/17	$12,785	$13,174	$12,656
01/18	$13,331	$13,897	$13,145
02/18	$12,627	$13,387	$12,518
03/18	$12,375	$13,083	$12,297
04/18	$12,348	$13,127	$12,338
05/18	$12,331	$13,462	$12,411
06/18	$12,337	$13,549	$12,442
07/18	$12,796	$14,017	$12,934
08/18	$12,928	$14,500	$13,125
09/18	$12,922	$14,555	$13,152
10/18	$12,233	$13,525	$12,471
11/18	$12,533	$13,800	$12,843
12/18	$11,267	$12,543	$11,610
01/19	$12,261	$13,595	$12,513
02/19	$12,621	$14,055	$12,913
03/19	$12,723	$14,300	$12,995
04/19	$13,212	$14,877	$13,456
05/19	$12,323	$13,929	$12,591
06/19	$13,260	$14,907	$13,495
07/19	$13,378	$15,138	$13,607
08/19	$12,957	$14,861	$13,206
09/19	$13,463	$15,119	$13,678
10/19	$13,649	$15,439	$13,869
11/19	$13,973	$16,023	$14,298
12/19	$14,519	$16,485	$14,691
01/20	$14,211	$16,503	$14,375
02/20	$12,798	$15,155	$12,983
03/20	$10,665	$13,152	$10,764
04/20	$11,888	$14,890	$11,974
05/20	$12,319	$15,675	$12,385
06/20	$12,292	$16,022	$12,302
07/20	$12,807	$16,960	$12,789
08/20	$13,394	$18,205	$13,317
09/20	$13,072	$17,540	$12,990
10/20	$12,835	$17,117	$12,820
11/20	$14,651	$19,132	$14,544
12/20	$15,181	$19,941	$15,102
01/21	$14,871	$19,777	$14,963
02/21	$15,863	$20,350	$15,868
03/21	$16,810	$21,120	$16,801
04/21	$17,493	$22,257	$17,473
05/21	$17,928	$22,363	$17,881
06/21	$17,590	$22,923	$17,676
07/21	$17,684	$23,399	$17,818
08/21	$17,973	$24,077	$18,171
09/21	$17,203	$22,971	$17,539
10/21	$18,073	$24,565	$18,429
11/21	$17,399	$24,235	$17,780
12/21	$18,635	$25,217	$18,901
01/22	$18,394	$23,795	$18,461
02/22	$18,121	$23,142	$18,247
03/22	$18,543	$23,923	$18,762
04/22	$17,644	$21,790	$17,704
05/22	$18,083	$21,757	$18,048
06/22	$16,517	$19,935	$16,471
07/22	$17,307	$21,792	$17,563
08/22	$16,901	$20,955	$17,040
09/22	$15,475	$19,016	$15,546
10/22	$17,070	$20,541	$17,140
11/22	$18,302	$21,653	$18,211
12/22	$17,525	$20,394	$17,477
01/23	$18,353	$21,761	$18,382
02/23	$17,548	$21,243	$17,734
03/23	$17,404	$21,915	$17,652
04/23	$17,629	$22,187	$17,918
05/23	$16,835	$22,290	$17,227
06/23	$17,893	$23,795	$18,372
07/23	$18,654	$24,614	$19,018
08/23	$18,202	$24,183	$18,504
09/23	$17,585	$23,046	$17,790
10/23	$17,084	$22,489	$17,162
11/23	$18,037	$24,590	$18,457
12/23	$19,058	$25,804	$19,480
01/24	$19,207	$26,164	$19,500
02/24	$19,855	$27,576	$20,219
03/24	$20,965	$28,461	$21,230
04/24	$20,192	$27,249	$20,323
05/24	$20,629	$28,533	$20,968
06/24	$20,611	$29,477	$20,770
07/24	$21,448	$29,906	$21,832
08/24	$21,935	$30,615	$22,418
09/24	$22,107	$31,269	$22,729
10/24	$21,894	$31,051	$22,479
11/24	$23,132	$33,050	$23,914
12/24	$21,835	$32,129	$22,279
01/25	$22,914	$33,151	$23,310
02/25	$22,887	$32,571	$23,405
03/25	$22,026	$30,686	$22,755
04/25	$21,418	$30,504	$22,061
05/25	$22,404	$32,451	$22,836
06/25	$23,144	$34,094	$23,616
07/25	$23,414	$34,852	$23,752
08/25	$24,306	$35,586	$24,509
09/25	$24,891	$36,819	$24,875
10/25	$25,039	$37,614	$24,985
11/25	$25,864	$37,706	$25,648
12/25	$25,927	$37,708	$25,822
01/26	$26,906	$38,227	$27,001
02/26	$27,784	$38,022	$27,701
03/26	$26,345	$36,131	$26,365
04/26	$28,287	$39,783	$28,515
05/26	$29,294	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	30.76	10.32	11.35
Class C (including sales charges)	29.76	10.32	11.35
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,459,153,026
Total number of portfolio holdings	58
Management services fees (represents 0.62% of Fund average net assets)	$17,224,634
Portfolio turnover for the reporting period	55%

Columbia Intrinsic Value Fund | Class C | ASR138-04_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.7%
Information Technology	18.3%
Industrials	13.8%
Health Care	12.6%
Consumer Discretionary	6.0%
Consumer Staples	5.9%
Energy	5.6%
Communication Services	5.2%
Utilities	4.6%
Real Estate	3.7%
Other	2.9%

Top Holdings

Table Summary
Micron Technology, Inc.	3.6%
Alphabet, Inc., Class A	3.0%
Salesforce, Inc.	3.0%
Centene Corp.	2.9%
Broadcom, Inc.	2.9%
Southwest Airlines Co.	2.9%
JPMorgan Chase & Co.	2.9%
Boeing Co. (The)	2.5%
Lam Research Corp.	2.4%
Morgan Stanley	2.3%

Asset Categories

Table Summary
Common Stocks	97.4%
Money Market Funds	2.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Intrinsic Value Fund from Columbia Large Cap Value Fund. Related changes were made to the Fund's principal investment strategies.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intrinsic Value Fund | Class C | ASR138-04_(07/26) |

Columbia Intrinsic Value Fund

Institutional Class | CDVZX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$82	0.71%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, industrials, health care, real estate and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, consumer discretionary and energy sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Alphabet, a global technology company specializing in search, digital advertising, and cloud services; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Corning, a manufacturer of specialty glass, ceramics, and optical materials; nVent, a provider of electrical connection and protection solutions; and Citigroup, a multinational banking and financial services corporation, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations in the health care, utilities and consumer staples sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Baxter International, a provider of medical products and healthcare solutions; Marsh & McLennan Companies, a global professional services firm specializing in risk, insurance, and consulting; Procter & Gamble, a multinational consumer goods company; and Lowe’s, a home improvement retail company, were top detractors from the Fund’s relative performance during the period.

Columbia Intrinsic Value Fund | Institutional Class | ASR138-08_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Intrinsic Value Fund Institutional Class ($32,384)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,048	$10,023	$10,086
07/16	$10,284	$10,404	$10,379
08/16	$10,423	$10,418	$10,459
09/16	$10,400	$10,427	$10,438
10/16	$10,294	$10,223	$10,276
11/16	$10,824	$10,626	$10,863
12/16	$11,109	$10,826	$11,134
01/17	$11,176	$11,044	$11,214
02/17	$11,593	$11,471	$11,617
03/17	$11,530	$11,478	$11,498
04/17	$11,588	$11,600	$11,477
05/17	$11,639	$11,748	$11,466
06/17	$11,808	$11,830	$11,653
07/17	$11,968	$12,064	$11,808
08/17	$11,884	$12,102	$11,670
09/17	$12,273	$12,359	$12,016
10/17	$12,476	$12,643	$12,103
11/17	$12,787	$13,028	$12,474
12/17	$12,985	$13,174	$12,656
01/18	$13,557	$13,897	$13,145
02/18	$12,851	$13,387	$12,518
03/18	$12,599	$13,083	$12,297
04/18	$12,582	$13,127	$12,338
05/18	$12,582	$13,462	$12,411
06/18	$12,593	$13,549	$12,442
07/18	$13,079	$14,017	$12,934
08/18	$13,232	$14,500	$13,125
09/18	$13,231	$14,555	$13,152
10/18	$12,534	$13,525	$12,471
11/18	$12,851	$13,800	$12,843
12/18	$11,568	$12,543	$11,610
01/19	$12,598	$13,595	$12,513
02/19	$12,978	$14,055	$12,913
03/19	$13,083	$14,300	$12,995
04/19	$13,605	$14,877	$13,456
05/19	$12,702	$13,929	$12,591
06/19	$13,679	$14,907	$13,495
07/19	$13,810	$15,138	$13,607
08/19	$13,386	$14,861	$13,206
09/19	$13,922	$15,119	$13,678
10/19	$14,125	$15,439	$13,869
11/19	$14,469	$16,023	$14,298
12/19	$15,050	$16,485	$14,691
01/20	$14,742	$16,503	$14,375
02/20	$13,288	$15,155	$12,983
03/20	$11,089	$13,152	$10,764
04/20	$12,371	$14,890	$11,974
05/20	$12,820	$15,675	$12,385
06/20	$12,800	$16,022	$12,302
07/20	$13,358	$16,960	$12,789
08/20	$13,981	$18,205	$13,317
09/20	$13,647	$17,540	$12,990
10/20	$13,410	$17,117	$12,820
11/20	$15,328	$19,132	$14,544
12/20	$15,898	$19,941	$15,102
01/21	$15,584	$19,777	$14,963
02/21	$16,634	$20,350	$15,868
03/21	$17,645	$21,120	$16,801
04/21	$18,373	$22,257	$17,473
05/21	$18,851	$22,363	$17,881
06/21	$18,512	$22,923	$17,676
07/21	$18,621	$23,399	$17,818
08/21	$18,948	$24,077	$18,171
09/21	$18,151	$22,971	$17,539
10/21	$19,091	$24,565	$18,429
11/21	$18,392	$24,235	$17,780
12/21	$19,713	$25,217	$18,901
01/22	$19,470	$23,795	$18,461
02/22	$19,192	$23,142	$18,247
03/22	$19,664	$23,923	$18,762
04/22	$18,722	$21,790	$17,704
05/22	$19,210	$21,757	$18,048
06/22	$17,564	$19,935	$16,471
07/22	$18,416	$21,792	$17,563
08/22	$17,996	$20,955	$17,040
09/22	$16,499	$19,016	$15,546
10/22	$18,211	$20,541	$17,140
11/22	$19,536	$21,653	$18,211
12/22	$18,717	$20,394	$17,477
01/23	$19,628	$21,761	$18,382
02/23	$18,781	$21,243	$17,734
03/23	$18,651	$21,915	$17,652
04/23	$18,892	$22,187	$17,918
05/23	$18,066	$22,290	$17,227
06/23	$19,209	$23,795	$18,372
07/23	$20,039	$24,614	$19,018
08/23	$19,579	$24,183	$18,504
09/23	$18,927	$23,046	$17,790
10/23	$18,414	$22,489	$17,162
11/23	$19,453	$24,590	$18,457
12/23	$20,563	$25,804	$19,480
01/24	$20,751	$26,164	$19,500
02/24	$21,463	$27,576	$20,219
03/24	$22,689	$28,461	$21,230
04/24	$21,866	$27,249	$20,323
05/24	$22,352	$28,533	$20,968
06/24	$22,361	$29,477	$20,770
07/24	$23,283	$29,906	$21,832
08/24	$23,838	$30,615	$22,418
09/24	$24,028	$31,269	$22,729
10/24	$23,838	$31,051	$22,479
11/24	$25,198	$33,050	$23,914
12/24	$23,808	$32,129	$22,279
01/25	$24,999	$33,151	$23,310
02/25	$24,984	$32,571	$23,405
03/25	$24,062	$30,686	$22,755
04/25	$23,427	$30,504	$22,061
05/25	$24,519	$32,451	$22,836
06/25	$25,359	$34,094	$23,616
07/25	$25,670	$34,852	$23,752
08/25	$26,661	$35,586	$24,509
09/25	$27,339	$36,819	$24,875
10/25	$27,517	$37,614	$24,985
11/25	$28,438	$37,706	$25,648
12/25	$28,548	$37,708	$25,822
01/26	$29,641	$38,227	$27,001
02/26	$30,639	$38,022	$27,701
03/26	$29,066	$36,131	$26,365
04/26	$31,241	$39,783	$28,515
05/26	$32,384	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	32.08	11.43	12.47
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,459,153,026
Total number of portfolio holdings	58
Management services fees (represents 0.62% of Fund average net assets)	$17,224,634
Portfolio turnover for the reporting period	55%

Columbia Intrinsic Value Fund | Institutional Class | ASR138-08_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.7%
Information Technology	18.3%
Industrials	13.8%
Health Care	12.6%
Consumer Discretionary	6.0%
Consumer Staples	5.9%
Energy	5.6%
Communication Services	5.2%
Utilities	4.6%
Real Estate	3.7%
Other	2.9%

Top Holdings

Table Summary
Micron Technology, Inc.	3.6%
Alphabet, Inc., Class A	3.0%
Salesforce, Inc.	3.0%
Centene Corp.	2.9%
Broadcom, Inc.	2.9%
Southwest Airlines Co.	2.9%
JPMorgan Chase & Co.	2.9%
Boeing Co. (The)	2.5%
Lam Research Corp.	2.4%
Morgan Stanley	2.3%

Asset Categories

Table Summary
Common Stocks	97.4%
Money Market Funds	2.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Intrinsic Value Fund from Columbia Large Cap Value Fund. Related changes were made to the Fund's principal investment strategies.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intrinsic Value Fund | Institutional Class | ASR138-08_(07/26) |

Columbia Intrinsic Value Fund

Institutional 2 Class | RSEDX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$80	0.69%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, industrials, health care, real estate and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, consumer discretionary and energy sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Alphabet, a global technology company specializing in search, digital advertising, and cloud services; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Corning, a manufacturer of specialty glass, ceramics, and optical materials; nVent, a provider of electrical connection and protection solutions; and Citigroup, a multinational banking and financial services corporation, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations in the health care, utilities and consumer staples sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Baxter International, a provider of medical products and healthcare solutions; Marsh & McLennan Companies, a global professional services firm specializing in risk, insurance, and consulting; Procter & Gamble, a multinational consumer goods company; and Lowe’s, a home improvement retail company, were top detractors from the Fund’s relative performance during the period.

Columbia Intrinsic Value Fund | Institutional 2 Class | ASR138-15_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Intrinsic Value Fund Institutional 2 Class ($32,520)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,050	$10,023	$10,086
07/16	$10,286	$10,404	$10,379
08/16	$10,424	$10,418	$10,459
09/16	$10,403	$10,427	$10,438
10/16	$10,297	$10,223	$10,276
11/16	$10,827	$10,626	$10,863
12/16	$11,114	$10,826	$11,134
01/17	$11,181	$11,044	$11,214
02/17	$11,598	$11,471	$11,617
03/17	$11,536	$11,478	$11,498
04/17	$11,595	$11,600	$11,477
05/17	$11,653	$11,748	$11,466
06/17	$11,825	$11,830	$11,653
07/17	$11,976	$12,064	$11,808
08/17	$11,901	$12,102	$11,670
09/17	$12,292	$12,359	$12,016
10/17	$12,486	$12,643	$12,103
11/17	$12,797	$13,028	$12,474
12/17	$13,005	$13,174	$12,656
01/18	$13,577	$13,897	$13,145
02/18	$12,862	$13,387	$12,518
03/18	$12,622	$13,083	$12,297
04/18	$12,604	$13,127	$12,338
05/18	$12,595	$13,462	$12,411
06/18	$12,617	$13,549	$12,442
07/18	$13,103	$14,017	$12,934
08/18	$13,247	$14,500	$13,125
09/18	$13,248	$14,555	$13,152
10/18	$12,552	$13,525	$12,471
11/18	$12,868	$13,800	$12,843
12/18	$11,588	$12,543	$11,610
01/19	$12,617	$13,595	$12,513
02/19	$12,997	$14,055	$12,913
03/19	$13,115	$14,300	$12,995
04/19	$13,627	$14,877	$13,456
05/19	$12,723	$13,929	$12,591
06/19	$13,703	$14,907	$13,495
07/19	$13,834	$15,138	$13,607
08/19	$13,411	$14,861	$13,206
09/19	$13,948	$15,119	$13,678
10/19	$14,161	$15,439	$13,869
11/19	$14,506	$16,023	$14,298
12/19	$15,090	$16,485	$14,691
01/20	$14,771	$16,503	$14,375
02/20	$13,316	$15,155	$12,983
03/20	$11,108	$13,152	$10,764
04/20	$12,401	$14,890	$11,974
05/20	$12,861	$15,675	$12,385
06/20	$12,832	$16,022	$12,302
07/20	$13,391	$16,960	$12,789
08/20	$14,014	$18,205	$13,317
09/20	$13,682	$17,540	$12,990
10/20	$13,455	$17,117	$12,820
11/20	$15,376	$19,132	$14,544
12/20	$15,948	$19,941	$15,102
01/21	$15,623	$19,777	$14,963
02/21	$16,685	$20,350	$15,868
03/21	$17,700	$21,120	$16,801
04/21	$18,428	$22,257	$17,473
05/21	$18,907	$22,363	$17,881
06/21	$18,570	$22,923	$17,676
07/21	$18,679	$23,399	$17,818
08/21	$19,006	$24,077	$18,171
09/21	$18,210	$22,971	$17,539
10/21	$19,141	$24,565	$18,429
11/21	$18,451	$24,235	$17,780
12/21	$19,777	$25,217	$18,901
01/22	$19,533	$23,795	$18,461
02/22	$19,255	$23,142	$18,247
03/22	$19,729	$23,923	$18,762
04/22	$18,786	$21,790	$17,704
05/22	$19,275	$21,757	$18,048
06/22	$17,616	$19,935	$16,471
07/22	$18,470	$21,792	$17,563
08/22	$18,049	$20,955	$17,040
09/22	$16,551	$19,016	$15,546
10/22	$18,266	$20,541	$17,140
11/22	$19,606	$21,653	$18,211
12/22	$18,787	$20,394	$17,477
01/23	$19,699	$21,761	$18,382
02/23	$18,838	$21,243	$17,734
03/23	$18,710	$21,915	$17,652
04/23	$18,964	$22,187	$17,918
05/23	$18,124	$22,290	$17,227
06/23	$19,283	$23,795	$18,372
07/23	$20,115	$24,614	$19,018
08/23	$19,642	$24,183	$18,504
09/23	$18,990	$23,046	$17,790
10/23	$18,476	$22,489	$17,162
11/23	$19,517	$24,590	$18,457
12/23	$20,644	$25,804	$19,480
01/24	$20,832	$26,164	$19,500
02/24	$21,546	$27,576	$20,219
03/24	$22,762	$28,461	$21,230
04/24	$21,951	$27,249	$20,323
05/24	$22,438	$28,533	$20,968
06/24	$22,449	$29,477	$20,770
07/24	$23,372	$29,906	$21,832
08/24	$23,929	$30,615	$22,418
09/24	$24,121	$31,269	$22,729
10/24	$23,930	$31,051	$22,479
11/24	$25,294	$33,050	$23,914
12/24	$23,902	$32,129	$22,279
01/25	$25,095	$33,151	$23,310
02/25	$25,081	$32,571	$23,405
03/25	$24,157	$30,686	$22,755
04/25	$23,521	$30,504	$22,061
05/25	$24,615	$32,451	$22,836
06/25	$25,459	$34,094	$23,616
07/25	$25,770	$34,852	$23,752
08/25	$26,779	$35,586	$24,509
09/25	$27,445	$36,819	$24,875
10/25	$27,638	$37,614	$24,985
11/25	$28,561	$37,706	$25,648
12/25	$28,658	$37,708	$25,822
01/26	$29,769	$38,227	$27,001
02/26	$30,770	$38,022	$27,701
03/26	$29,194	$36,131	$26,365
04/26	$31,374	$39,783	$28,515
05/26	$32,520	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	32.11	11.46	12.52
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,459,153,026
Total number of portfolio holdings	58
Management services fees (represents 0.62% of Fund average net assets)	$17,224,634
Portfolio turnover for the reporting period	55%

Columbia Intrinsic Value Fund | Institutional 2 Class | ASR138-15_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.7%
Information Technology	18.3%
Industrials	13.8%
Health Care	12.6%
Consumer Discretionary	6.0%
Consumer Staples	5.9%
Energy	5.6%
Communication Services	5.2%
Utilities	4.6%
Real Estate	3.7%
Other	2.9%

Top Holdings

Table Summary
Micron Technology, Inc.	3.6%
Alphabet, Inc., Class A	3.0%
Salesforce, Inc.	3.0%
Centene Corp.	2.9%
Broadcom, Inc.	2.9%
Southwest Airlines Co.	2.9%
JPMorgan Chase & Co.	2.9%
Boeing Co. (The)	2.5%
Lam Research Corp.	2.4%
Morgan Stanley	2.3%

Asset Categories

Table Summary
Common Stocks	97.4%
Money Market Funds	2.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Intrinsic Value Fund from Columbia Large Cap Value Fund. Related changes were made to the Fund's principal investment strategies.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intrinsic Value Fund | Institutional 2 Class | ASR138-15_(07/26) |

Columbia Intrinsic Value Fund

Institutional 3 Class | CDEYX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Intrinsic Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$74	0.64%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, industrials, health care, real estate and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, consumer discretionary and energy sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Alphabet, a global technology company specializing in search, digital advertising, and cloud services; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Corning, a manufacturer of specialty glass, ceramics, and optical materials; nVent, a provider of electrical connection and protection solutions; and Citigroup, a multinational banking and financial services corporation, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations in the health care, utilities and consumer staples sectors detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Baxter International, a provider of medical products and healthcare solutions; Marsh & McLennan Companies, a global professional services firm specializing in risk, insurance, and consulting; Procter & Gamble, a multinational consumer goods company; and Lowe’s, a home improvement retail company, were top detractors from the Fund’s relative performance during the period.

Columbia Intrinsic Value Fund | Institutional 3 Class | ASR138-17_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Intrinsic Value Fund Institutional 3 Class ($32,655)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,059	$10,023	$10,086
07/16	$10,293	$10,404	$10,379
08/16	$10,438	$10,418	$10,459
09/16	$10,410	$10,427	$10,438
10/16	$10,305	$10,223	$10,276
11/16	$10,839	$10,626	$10,863
12/16	$11,124	$10,826	$11,134
01/17	$11,190	$11,044	$11,214
02/17	$11,612	$11,471	$11,617
03/17	$11,552	$11,478	$11,498
04/17	$11,602	$11,600	$11,477
05/17	$11,660	$11,748	$11,466
06/17	$11,832	$11,830	$11,653
07/17	$11,990	$12,064	$11,808
08/17	$11,906	$12,102	$11,670
09/17	$12,304	$12,359	$12,016
10/17	$12,504	$12,643	$12,103
11/17	$12,813	$13,028	$12,474
12/17	$13,020	$13,174	$12,656
01/18	$13,587	$13,897	$13,145
02/18	$12,879	$13,387	$12,518
03/18	$12,632	$13,083	$12,297
04/18	$12,614	$13,127	$12,338
05/18	$12,614	$13,462	$12,411
06/18	$12,628	$13,549	$12,442
07/18	$13,119	$14,017	$12,934
08/18	$13,262	$14,500	$13,125
09/18	$13,263	$14,555	$13,152
10/18	$12,564	$13,525	$12,471
11/18	$12,886	$13,800	$12,843
12/18	$11,600	$12,543	$11,610
01/19	$12,639	$13,595	$12,513
02/19	$13,015	$14,055	$12,913
03/19	$13,132	$14,300	$12,995
04/19	$13,649	$14,877	$13,456
05/19	$12,744	$13,929	$12,591
06/19	$13,725	$14,907	$13,495
07/19	$13,855	$15,138	$13,607
08/19	$13,425	$14,861	$13,206
09/19	$13,968	$15,119	$13,678
10/19	$14,179	$15,439	$13,869
11/19	$14,530	$16,023	$14,298
12/19	$15,109	$16,485	$14,691
01/20	$14,793	$16,503	$14,375
02/20	$13,333	$15,155	$12,983
03/20	$11,128	$13,152	$10,764
04/20	$12,418	$14,890	$11,974
05/20	$12,873	$15,675	$12,385
06/20	$12,855	$16,022	$12,302
07/20	$13,419	$16,960	$12,789
08/20	$14,046	$18,205	$13,317
09/20	$13,708	$17,540	$12,990
10/20	$13,473	$17,117	$12,820
11/20	$15,394	$19,132	$14,544
12/20	$15,972	$19,941	$15,102
01/21	$15,651	$19,777	$14,963
02/21	$16,712	$20,350	$15,868
03/21	$17,728	$21,120	$16,801
04/21	$18,459	$22,257	$17,473
05/21	$18,943	$22,363	$17,881
06/21	$18,602	$22,923	$17,676
07/21	$18,720	$23,399	$17,818
08/21	$19,044	$24,077	$18,171
09/21	$18,248	$22,971	$17,539
10/21	$19,190	$24,565	$18,429
11/21	$18,486	$24,235	$17,780
12/21	$19,821	$25,217	$18,901
01/22	$19,568	$23,795	$18,461
02/22	$19,293	$23,142	$18,247
03/22	$19,764	$23,923	$18,762
04/22	$18,832	$21,790	$17,704
05/22	$19,315	$21,757	$18,048
06/22	$17,654	$19,935	$16,471
07/22	$18,521	$21,792	$17,563
08/22	$18,093	$20,955	$17,040
09/22	$16,591	$19,016	$15,546
10/22	$18,310	$20,541	$17,140
11/22	$19,658	$21,653	$18,211
12/22	$18,839	$20,394	$17,477
01/23	$19,740	$21,761	$18,382
02/23	$18,889	$21,243	$17,734
03/23	$18,764	$21,915	$17,652
04/23	$19,016	$22,187	$17,918
05/23	$18,186	$22,290	$17,227
06/23	$19,333	$23,795	$18,372
07/23	$20,168	$24,614	$19,018
08/23	$19,700	$24,183	$18,504
09/23	$19,045	$23,046	$17,790
10/23	$18,537	$22,489	$17,162
11/23	$19,578	$24,590	$18,457
12/23	$20,707	$25,804	$19,480
01/24	$20,893	$26,164	$19,500
02/24	$21,611	$27,576	$20,219
03/24	$22,842	$28,461	$21,230
04/24	$22,014	$27,249	$20,323
05/24	$22,508	$28,533	$20,968
06/24	$22,522	$29,477	$20,770
07/24	$23,460	$29,906	$21,832
08/24	$24,010	$30,615	$22,418
09/24	$24,203	$31,269	$22,729
10/24	$24,014	$31,051	$22,479
11/24	$25,374	$33,050	$23,914
12/24	$23,974	$32,129	$22,279
01/25	$25,181	$33,151	$23,310
02/25	$25,167	$32,571	$23,405
03/25	$24,243	$30,686	$22,755
04/25	$23,602	$30,504	$22,061
05/25	$24,710	$32,451	$22,836
06/25	$25,545	$34,094	$23,616
07/25	$25,867	$34,852	$23,752
08/25	$26,877	$35,586	$24,509
09/25	$27,552	$36,819	$24,875
10/25	$27,742	$37,614	$24,985
11/25	$28,667	$37,706	$25,648
12/25	$28,782	$37,708	$25,822
01/26	$29,893	$38,227	$27,001
02/26	$30,894	$38,022	$27,701
03/26	$29,314	$36,131	$26,365
04/26	$31,510	$39,783	$28,515
05/26	$32,655	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	32.15	11.51	12.56
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,459,153,026
Total number of portfolio holdings	58
Management services fees (represents 0.62% of Fund average net assets)	$17,224,634
Portfolio turnover for the reporting period	55%

Columbia Intrinsic Value Fund | Institutional 3 Class | ASR138-17_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	18.7%
Information Technology	18.3%
Industrials	13.8%
Health Care	12.6%
Consumer Discretionary	6.0%
Consumer Staples	5.9%
Energy	5.6%
Communication Services	5.2%
Utilities	4.6%
Real Estate	3.7%
Other	2.9%

Top Holdings

Table Summary
Micron Technology, Inc.	3.6%
Alphabet, Inc., Class A	3.0%
Salesforce, Inc.	3.0%
Centene Corp.	2.9%
Broadcom, Inc.	2.9%
Southwest Airlines Co.	2.9%
JPMorgan Chase & Co.	2.9%
Boeing Co. (The)	2.5%
Lam Research Corp.	2.4%
Morgan Stanley	2.3%

Asset Categories

Table Summary
Common Stocks	97.4%
Money Market Funds	2.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On September 1, 2025, the Fund's name was changed to Columbia Intrinsic Value Fund from Columbia Large Cap Value Fund. Related changes were made to the Fund's principal investment strategies.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intrinsic Value Fund | Institutional 3 Class | ASR138-17_(07/26) |

Columbia Mortgage Opportunities Fund

Class A | CLMAX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$103	1.00%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency residential mortgage-backed securities | Agency residential mortgage-backed securities contributed to the Fund’s absolute performance during the annual period. Agency pass-through holdings were the largest contributor, while collateralized mortgage obligations also added to results. The sector benefited from solid investor demand and a more supportive rate environment, including lower interest rate volatility.

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the second-largest contributor to the Fund’s performance during the annual period. The sector benefited from solid housing fundamentals, low borrower delinquencies and investor demand for income-producing mortgage credit.

Asset-backed securities | Asset-backed securities contributed during the annual period. Results were supported by generally solid consumer fundamentals, demand for shorter-duration securities with attractive income, and continued investor demand for collateralized loan obligations.

Top Performance Detractors

Interest rate positioning | Interest rate positioning detracted from relative performance as the Fund’s broader rate positioning and hedging activity reduced the Fund's performance relative to the Fund’s Treasury bill benchmark.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Columbia Mortgage Opportunities Fund | Class A | ASR251-01_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Mortgage Opportunities Fund Class A (including sales charges) ($14,556)	Bloomberg U.S. Aggregate Bond Index ($11,836)	FTSE One-Month U.S. Treasury Bill Index ($12,573)
05/16	$9,700	$10,000	$10,000
06/16	$9,798	$10,180	$10,002
07/16	$9,876	$10,244	$10,003
08/16	$9,893	$10,232	$10,005
09/16	$10,010	$10,226	$10,007
10/16	$10,095	$10,148	$10,009
11/16	$10,111	$9,908	$10,010
12/16	$10,172	$9,922	$10,013
01/17	$10,222	$9,942	$10,017
02/17	$10,282	$10,008	$10,021
03/17	$10,342	$10,003	$10,024
04/17	$10,476	$10,080	$10,030
05/17	$10,621	$10,158	$10,036
06/17	$10,536	$10,148	$10,043
07/17	$10,546	$10,191	$10,051
08/17	$10,514	$10,283	$10,059
09/17	$10,600	$10,234	$10,067
10/17	$10,634	$10,240	$10,076
11/17	$10,687	$10,227	$10,084
12/17	$10,701	$10,273	$10,094
01/18	$10,912	$10,155	$10,105
02/18	$10,918	$10,059	$10,116
03/18	$10,959	$10,123	$10,129
04/18	$11,078	$10,048	$10,142
05/18	$11,208	$10,120	$10,157
06/18	$11,250	$10,107	$10,171
07/18	$11,270	$10,110	$10,187
08/18	$11,370	$10,175	$10,203
09/18	$11,302	$10,109	$10,220
10/18	$11,282	$10,029	$10,238
11/18	$11,446	$10,089	$10,257
12/18	$11,511	$10,275	$10,277
01/19	$11,618	$10,384	$10,299
02/19	$11,617	$10,378	$10,318
03/19	$11,848	$10,577	$10,340
04/19	$11,868	$10,580	$10,360
05/19	$12,006	$10,768	$10,382
06/19	$12,014	$10,903	$10,403
07/19	$12,094	$10,927	$10,422
08/19	$12,231	$11,210	$10,440
09/19	$12,107	$11,150	$10,458
10/19	$12,233	$11,184	$10,475
11/19	$12,240	$11,178	$10,489
12/19	$12,215	$11,170	$10,504
01/20	$12,319	$11,385	$10,517
02/20	$12,436	$11,590	$10,530
03/20	$11,091	$11,522	$10,544
04/20	$11,122	$11,727	$10,544
05/20	$11,461	$11,781	$10,545
06/20	$12,063	$11,856	$10,546
07/20	$12,280	$12,033	$10,547
08/20	$12,511	$11,936	$10,548
09/20	$12,605	$11,929	$10,549
10/20	$12,803	$11,876	$10,549
11/20	$13,087	$11,992	$10,550
12/20	$13,306	$12,009	$10,551
01/21	$13,619	$11,923	$10,551
02/21	$13,941	$11,750	$10,552
03/21	$14,128	$11,604	$10,552
04/21	$14,149	$11,695	$10,552
05/21	$14,130	$11,734	$10,552
06/21	$14,123	$11,816	$10,553
07/21	$14,018	$11,948	$10,553
08/21	$14,046	$11,925	$10,553
09/21	$13,984	$11,822	$10,554
10/21	$14,000	$11,819	$10,554
11/21	$13,977	$11,854	$10,555
12/21	$13,989	$11,824	$10,556
01/22	$13,951	$11,569	$10,556
02/22	$13,794	$11,440	$10,556
03/22	$13,315	$11,122	$10,557
04/22	$13,131	$10,700	$10,558
05/22	$13,030	$10,769	$10,562
06/22	$12,565	$10,600	$10,568
07/22	$12,894	$10,859	$10,578
08/22	$12,600	$10,552	$10,598
09/22	$11,649	$10,096	$10,618
10/22	$11,123	$9,965	$10,643
11/22	$11,487	$10,332	$10,675
12/22	$11,466	$10,285	$10,712
01/23	$11,930	$10,602	$10,749
02/23	$11,605	$10,328	$10,786
03/23	$11,777	$10,590	$10,829
04/23	$11,835	$10,654	$10,872
05/23	$11,693	$10,538	$10,912
06/23	$11,639	$10,501	$10,959
07/23	$11,702	$10,493	$11,008
08/23	$11,590	$10,426	$11,059
09/23	$11,301	$10,161	$11,108
10/23	$11,012	$10,001	$11,159
11/23	$11,664	$10,454	$11,209
12/23	$12,297	$10,854	$11,261
01/24	$12,356	$10,824	$11,313
02/24	$12,139	$10,671	$11,361
03/24	$12,259	$10,770	$11,414
04/24	$11,862	$10,498	$11,465
05/24	$12,072	$10,676	$11,517
06/24	$12,238	$10,777	$11,568
07/24	$12,691	$11,028	$11,621
08/24	$13,069	$11,187	$11,675
09/24	$13,303	$11,337	$11,726
10/24	$12,868	$11,056	$11,774
11/24	$13,079	$11,173	$11,820
12/24	$12,925	$10,990	$11,867
01/25	$13,045	$11,048	$11,910
02/25	$13,492	$11,291	$11,950
03/25	$13,430	$11,295	$11,994
04/25	$13,720	$11,340	$12,037
05/25	$13,616	$11,258	$12,081
06/25	$13,824	$11,432	$12,124
07/25	$13,757	$11,401	$12,168
08/25	$14,020	$11,538	$12,214
09/25	$14,187	$11,664	$12,257
10/25	$14,317	$11,737	$12,301
11/25	$14,398	$11,809	$12,341
12/25	$14,422	$11,792	$12,383
01/26	$14,512	$11,805	$12,421
02/26	$14,753	$11,998	$12,456
03/26	$14,518	$11,786	$12,496
04/26	$14,537	$11,800	$12,534
05/26	$14,556	$11,836	$12,573
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	6.90	0.60	4.14
Class A (including sales charges)	3.66	(0.02)	3.83
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,650,535,700
Total number of portfolio holdings	510
Management services fees (represents 0.64% of Fund average net assets)	$15,654,278
Portfolio turnover for the reporting period	650%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	15%

Columbia Mortgage Opportunities Fund | Class A | ASR251-01_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	60.5%
Credit Risk	10.0%
Short
Interest Rate Risk	94.2%
Credit Risk	3.8%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	103.2%
Residential Mortgage-Backed Securities - Non-Agency	53.8%
Asset-Backed Securities - Non-Agency	15.0%
Money Market Funds	3.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.1%
Other	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund | Class A | ASR251-01_(07/26) |

Columbia Mortgage Opportunities Fund

Class C | CLMCX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$179	1.74%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency residential mortgage-backed securities | Agency residential mortgage-backed securities contributed to the Fund’s absolute performance during the annual period. Agency pass-through holdings were the largest contributor, while collateralized mortgage obligations also added to results. The sector benefited from solid investor demand and a more supportive rate environment, including lower interest rate volatility.

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the second-largest contributor to the Fund’s performance during the annual period. The sector benefited from solid housing fundamentals, low borrower delinquencies and investor demand for income-producing mortgage credit.

Asset-backed securities | Asset-backed securities contributed during the annual period. Results were supported by generally solid consumer fundamentals, demand for shorter-duration securities with attractive income, and continued investor demand for collateralized loan obligations.

Top Performance Detractors

Interest rate positioning | Interest rate positioning detracted from relative performance as the Fund’s broader rate positioning and hedging activity reduced the Fund's performance relative to the Fund’s Treasury bill benchmark.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Columbia Mortgage Opportunities Fund | Class C | ASR251-04_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Mortgage Opportunities Fund Class C (including sales charges) ($13,924)	Bloomberg U.S. Aggregate Bond Index ($11,836)	FTSE One-Month U.S. Treasury Bill Index ($12,573)
05/16	$10,000	$10,000	$10,000
06/16	$10,095	$10,180	$10,002
07/16	$10,169	$10,244	$10,003
08/16	$10,181	$10,232	$10,005
09/16	$10,284	$10,226	$10,007
10/16	$10,375	$10,148	$10,009
11/16	$10,386	$9,908	$10,010
12/16	$10,442	$9,922	$10,013
01/17	$10,486	$9,942	$10,017
02/17	$10,541	$10,008	$10,021
03/17	$10,596	$10,003	$10,024
04/17	$10,727	$10,080	$10,030
05/17	$10,869	$10,158	$10,036
06/17	$10,775	$10,148	$10,043
07/17	$10,778	$10,191	$10,051
08/17	$10,739	$10,283	$10,059
09/17	$10,820	$10,234	$10,067
10/17	$10,847	$10,240	$10,076
11/17	$10,895	$10,227	$10,084
12/17	$10,902	$10,273	$10,094
01/18	$11,110	$10,155	$10,105
02/18	$11,110	$10,059	$10,116
03/18	$11,144	$10,123	$10,129
04/18	$11,259	$10,048	$10,142
05/18	$11,384	$10,120	$10,157
06/18	$11,408	$10,107	$10,171
07/18	$11,421	$10,110	$10,187
08/18	$11,515	$10,175	$10,203
09/18	$11,439	$10,109	$10,220
10/18	$11,423	$10,029	$10,238
11/18	$11,570	$10,089	$10,257
12/18	$11,641	$10,275	$10,277
01/19	$11,730	$10,384	$10,299
02/19	$11,733	$10,378	$10,318
03/19	$11,959	$10,577	$10,340
04/19	$11,960	$10,580	$10,360
05/19	$12,103	$10,768	$10,382
06/19	$12,104	$10,903	$10,403
07/19	$12,176	$10,927	$10,422
08/19	$12,307	$11,210	$10,440
09/19	$12,175	$11,150	$10,458
10/19	$12,282	$11,184	$10,475
11/19	$12,281	$11,178	$10,489
12/19	$12,260	$11,170	$10,504
01/20	$12,357	$11,385	$10,517
02/20	$12,454	$11,590	$10,530
03/20	$11,110	$11,522	$10,544
04/20	$11,134	$11,727	$10,544
05/20	$11,467	$11,781	$10,545
06/20	$12,062	$11,856	$10,546
07/20	$12,259	$12,033	$10,547
08/20	$12,481	$11,936	$10,548
09/20	$12,580	$11,929	$10,549
10/20	$12,769	$11,876	$10,549
11/20	$13,032	$11,992	$10,550
12/20	$13,255	$12,009	$10,551
01/21	$13,558	$11,923	$10,551
02/21	$13,870	$11,750	$10,552
03/21	$14,035	$11,604	$10,552
04/21	$14,047	$11,695	$10,552
05/21	$14,032	$11,734	$10,552
06/21	$14,016	$11,816	$10,553
07/21	$13,904	$11,948	$10,553
08/21	$13,909	$11,925	$10,553
09/21	$13,853	$11,822	$10,554
10/21	$13,847	$11,819	$10,554
11/21	$13,816	$11,854	$10,555
12/21	$13,818	$11,824	$10,556
01/22	$13,773	$11,569	$10,556
02/22	$13,609	$11,440	$10,556
03/22	$13,127	$11,122	$10,557
04/22	$12,952	$10,700	$10,558
05/22	$12,830	$10,769	$10,562
06/22	$12,377	$10,600	$10,568
07/22	$12,680	$10,859	$10,578
08/22	$12,396	$10,552	$10,598
09/22	$11,440	$10,096	$10,618
10/22	$10,929	$9,965	$10,643
11/22	$11,265	$10,332	$10,675
12/22	$11,252	$10,285	$10,712
01/23	$11,700	$10,602	$10,749
02/23	$11,374	$10,328	$10,786
03/23	$11,535	$10,590	$10,829
04/23	$11,571	$10,654	$10,872
05/23	$11,439	$10,538	$10,912
06/23	$11,379	$10,501	$10,959
07/23	$11,420	$10,493	$11,008
08/23	$11,317	$10,426	$11,059
09/23	$11,014	$10,161	$11,108
10/23	$10,739	$10,001	$11,159
11/23	$11,368	$10,454	$11,209
12/23	$11,978	$10,854	$11,261
01/24	$12,013	$10,824	$11,313
02/24	$11,794	$10,671	$11,361
03/24	$11,919	$10,770	$11,414
04/24	$11,510	$10,498	$11,465
05/24	$11,722	$10,676	$11,517
06/24	$11,876	$10,777	$11,568
07/24	$12,308	$11,028	$11,621
08/24	$12,666	$11,187	$11,675
09/24	$12,885	$11,337	$11,726
10/24	$12,455	$11,056	$11,774
11/24	$12,652	$11,173	$11,820
12/24	$12,479	$10,990	$11,867
01/25	$12,588	$11,048	$11,910
02/25	$13,013	$11,291	$11,950
03/25	$12,944	$11,295	$11,994
04/25	$13,232	$11,340	$12,037
05/25	$13,107	$11,258	$12,081
06/25	$13,315	$11,432	$12,124
07/25	$13,242	$11,401	$12,168
08/25	$13,486	$11,538	$12,214
09/25	$13,639	$11,664	$12,257
10/25	$13,739	$11,737	$12,301
11/25	$13,824	$11,809	$12,341
12/25	$13,822	$11,792	$12,383
01/26	$13,916	$11,805	$12,421
02/26	$14,139	$11,998	$12,456
03/26	$13,905	$11,786	$12,496
04/26	$13,915	$11,800	$12,534
05/26	$13,924	$11,836	$12,573
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.23	(0.15)	3.37
Class C (including sales charges)	5.23	(0.15)	3.37
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,650,535,700
Total number of portfolio holdings	510
Management services fees (represents 0.64% of Fund average net assets)	$15,654,278
Portfolio turnover for the reporting period	650%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	15%

Columbia Mortgage Opportunities Fund | Class C | ASR251-04_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	60.5%
Credit Risk	10.0%
Short
Interest Rate Risk	94.2%
Credit Risk	3.8%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	103.2%
Residential Mortgage-Backed Securities - Non-Agency	53.8%
Asset-Backed Securities - Non-Agency	15.0%
Money Market Funds	3.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.1%
Other	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund | Class C | ASR251-04_(07/26) |

Columbia Mortgage Opportunities Fund

Institutional Class | CLMZX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$77	0.74%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency residential mortgage-backed securities | Agency residential mortgage-backed securities contributed to the Fund’s absolute performance during the annual period. Agency pass-through holdings were the largest contributor, while collateralized mortgage obligations also added to results. The sector benefited from solid investor demand and a more supportive rate environment, including lower interest rate volatility.

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the second-largest contributor to the Fund’s performance during the annual period. The sector benefited from solid housing fundamentals, low borrower delinquencies and investor demand for income-producing mortgage credit.

Asset-backed securities | Asset-backed securities contributed during the annual period. Results were supported by generally solid consumer fundamentals, demand for shorter-duration securities with attractive income, and continued investor demand for collateralized loan obligations.

Top Performance Detractors

Interest rate positioning | Interest rate positioning detracted from relative performance as the Fund’s broader rate positioning and hedging activity reduced the Fund's performance relative to the Fund’s Treasury bill benchmark.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Columbia Mortgage Opportunities Fund | Institutional Class | ASR251-08_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Mortgage Opportunities Fund Institutional Class ($15,375)	Bloomberg U.S. Aggregate Bond Index ($11,836)	FTSE One-Month U.S. Treasury Bill Index ($12,573)
05/16	$10,000	$10,000	$10,000
06/16	$10,103	$10,180	$10,002
07/16	$10,186	$10,244	$10,003
08/16	$10,206	$10,232	$10,005
09/16	$10,329	$10,226	$10,007
10/16	$10,419	$10,148	$10,009
11/16	$10,437	$9,908	$10,010
12/16	$10,503	$9,922	$10,013
01/17	$10,556	$9,942	$10,017
02/17	$10,620	$10,008	$10,021
03/17	$10,684	$10,003	$10,024
04/17	$10,814	$10,080	$10,030
05/17	$10,978	$10,158	$10,036
06/17	$10,892	$10,148	$10,043
07/17	$10,904	$10,191	$10,051
08/17	$10,874	$10,283	$10,059
09/17	$10,965	$10,234	$10,067
10/17	$11,002	$10,240	$10,076
11/17	$11,060	$10,227	$10,084
12/17	$11,076	$10,273	$10,094
01/18	$11,297	$10,155	$10,105
02/18	$11,306	$10,059	$10,116
03/18	$11,350	$10,123	$10,129
04/18	$11,476	$10,048	$10,142
05/18	$11,614	$10,120	$10,157
06/18	$11,647	$10,107	$10,171
07/18	$11,671	$10,110	$10,187
08/18	$11,777	$10,175	$10,203
09/18	$11,709	$10,109	$10,220
10/18	$11,702	$10,029	$10,238
11/18	$11,863	$10,089	$10,257
12/18	$11,945	$10,275	$10,277
01/19	$12,047	$10,384	$10,299
02/19	$12,059	$10,378	$10,318
03/19	$12,303	$10,577	$10,340
04/19	$12,313	$10,580	$10,360
05/19	$12,471	$10,768	$10,382
06/19	$12,483	$10,903	$10,403
07/19	$12,568	$10,927	$10,422
08/19	$12,714	$11,210	$10,440
09/19	$12,587	$11,150	$10,458
10/19	$12,708	$11,184	$10,475
11/19	$12,718	$11,178	$10,489
12/19	$12,708	$11,170	$10,504
01/20	$12,819	$11,385	$10,517
02/20	$12,930	$11,590	$10,530
03/20	$11,546	$11,522	$10,544
04/20	$11,580	$11,727	$10,544
05/20	$11,936	$11,781	$10,545
06/20	$12,565	$11,856	$10,546
07/20	$12,782	$12,033	$10,547
08/20	$13,024	$11,936	$10,548
09/20	$13,138	$11,929	$10,549
10/20	$13,347	$11,876	$10,549
11/20	$13,633	$11,992	$10,550
12/20	$13,878	$12,009	$10,551
01/21	$14,207	$11,923	$10,551
02/21	$14,545	$11,750	$10,552
03/21	$14,731	$11,604	$10,552
04/21	$14,755	$11,695	$10,552
05/21	$14,739	$11,734	$10,552
06/21	$14,748	$11,816	$10,553
07/21	$14,642	$11,948	$10,553
08/21	$14,660	$11,925	$10,553
09/21	$14,613	$11,822	$10,554
10/21	$14,619	$11,819	$10,554
11/21	$14,598	$11,854	$10,555
12/21	$14,613	$11,824	$10,556
01/22	$14,577	$11,569	$10,556
02/22	$14,415	$11,440	$10,556
03/22	$13,917	$11,122	$10,557
04/22	$13,742	$10,700	$10,558
05/22	$13,624	$10,769	$10,562
06/22	$13,155	$10,600	$10,568
07/22	$13,488	$10,859	$10,578
08/22	$13,183	$10,552	$10,598
09/22	$12,190	$10,096	$10,618
10/22	$11,641	$9,965	$10,643
11/22	$12,024	$10,332	$10,675
12/22	$12,020	$10,285	$10,712
01/23	$12,509	$10,602	$10,749
02/23	$12,171	$10,328	$10,786
03/23	$12,354	$10,590	$10,829
04/23	$12,402	$10,654	$10,872
05/23	$12,256	$10,538	$10,912
06/23	$12,217	$10,501	$10,959
07/23	$12,271	$10,493	$11,008
08/23	$12,171	$10,426	$11,059
09/23	$11,855	$10,161	$11,108
10/23	$11,553	$10,001	$11,159
11/23	$12,256	$10,454	$11,209
12/23	$12,925	$10,854	$11,261
01/24	$12,973	$10,824	$11,313
02/24	$12,747	$10,671	$11,361
03/24	$12,877	$10,770	$11,414
04/24	$12,462	$10,498	$11,465
05/24	$12,702	$10,676	$11,517
06/24	$12,879	$10,777	$11,568
07/24	$13,359	$11,028	$11,621
08/24	$13,759	$11,187	$11,675
09/24	$14,008	$11,337	$11,726
10/24	$13,553	$11,056	$11,774
11/24	$13,779	$11,173	$11,820
12/24	$13,602	$10,990	$11,867
01/25	$13,732	$11,048	$11,910
02/25	$14,206	$11,291	$11,950
03/25	$14,143	$11,295	$11,994
04/25	$14,469	$11,340	$12,037
05/25	$14,346	$11,258	$12,081
06/25	$14,585	$11,432	$12,124
07/25	$14,517	$11,401	$12,168
08/25	$14,798	$11,538	$12,214
09/25	$14,977	$11,664	$12,257
10/25	$15,101	$11,737	$12,301
11/25	$15,206	$11,809	$12,341
12/25	$15,217	$11,792	$12,383
01/26	$15,333	$11,805	$12,421
02/26	$15,591	$11,998	$12,456
03/26	$15,328	$11,786	$12,496
04/26	$15,369	$11,800	$12,534
05/26	$15,375	$11,836	$12,573
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.18	0.85	4.40
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,650,535,700
Total number of portfolio holdings	510
Management services fees (represents 0.64% of Fund average net assets)	$15,654,278
Portfolio turnover for the reporting period	650%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	15%

Columbia Mortgage Opportunities Fund | Institutional Class | ASR251-08_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	60.5%
Credit Risk	10.0%
Short
Interest Rate Risk	94.2%
Credit Risk	3.8%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	103.2%
Residential Mortgage-Backed Securities - Non-Agency	53.8%
Asset-Backed Securities - Non-Agency	15.0%
Money Market Funds	3.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.1%
Other	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund | Institutional Class | ASR251-08_(07/26) |

Columbia Mortgage Opportunities Fund

Institutional 2 Class | CLMVX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$71	0.69%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency residential mortgage-backed securities | Agency residential mortgage-backed securities contributed to the Fund’s absolute performance during the annual period. Agency pass-through holdings were the largest contributor, while collateralized mortgage obligations also added to results. The sector benefited from solid investor demand and a more supportive rate environment, including lower interest rate volatility.

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the second-largest contributor to the Fund’s performance during the annual period. The sector benefited from solid housing fundamentals, low borrower delinquencies and investor demand for income-producing mortgage credit.

Asset-backed securities | Asset-backed securities contributed during the annual period. Results were supported by generally solid consumer fundamentals, demand for shorter-duration securities with attractive income, and continued investor demand for collateralized loan obligations.

Top Performance Detractors

Interest rate positioning | Interest rate positioning detracted from relative performance as the Fund’s broader rate positioning and hedging activity reduced the Fund's performance relative to the Fund’s Treasury bill benchmark.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Columbia Mortgage Opportunities Fund | Institutional 2 Class | ASR251-15_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Mortgage Opportunities Fund Institutional 2 Class ($15,435)	Bloomberg U.S. Aggregate Bond Index ($11,836)	FTSE One-Month U.S. Treasury Bill Index ($12,573)
05/16	$10,000	$10,000	$10,000
06/16	$10,104	$10,180	$10,002
07/16	$10,187	$10,244	$10,003
08/16	$10,208	$10,232	$10,005
09/16	$10,321	$10,226	$10,007
10/16	$10,423	$10,148	$10,009
11/16	$10,442	$9,908	$10,010
12/16	$10,508	$9,922	$10,013
01/17	$10,562	$9,942	$10,017
02/17	$10,616	$10,008	$10,021
03/17	$10,681	$10,003	$10,024
04/17	$10,822	$10,080	$10,030
05/17	$10,976	$10,158	$10,036
06/17	$10,901	$10,148	$10,043
07/17	$10,903	$10,191	$10,051
08/17	$10,884	$10,283	$10,059
09/17	$10,965	$10,234	$10,067
10/17	$11,013	$10,240	$10,076
11/17	$11,060	$10,227	$10,084
12/17	$11,077	$10,273	$10,094
01/18	$11,298	$10,155	$10,105
02/18	$11,308	$10,059	$10,116
03/18	$11,352	$10,123	$10,129
04/18	$11,490	$10,048	$10,142
05/18	$11,617	$10,120	$10,157
06/18	$11,662	$10,107	$10,171
07/18	$11,674	$10,110	$10,187
08/18	$11,781	$10,175	$10,203
09/18	$11,725	$10,109	$10,220
10/18	$11,707	$10,029	$10,238
11/18	$11,880	$10,089	$10,257
12/18	$11,952	$10,275	$10,277
01/19	$12,066	$10,384	$10,299
02/19	$12,067	$10,378	$10,318
03/19	$12,311	$10,577	$10,340
04/19	$12,323	$10,580	$10,360
05/19	$12,481	$10,768	$10,382
06/19	$12,494	$10,903	$10,403
07/19	$12,579	$10,927	$10,422
08/19	$12,726	$11,210	$10,440
09/19	$12,600	$11,150	$10,458
10/19	$12,734	$11,184	$10,475
11/19	$12,744	$11,178	$10,489
12/19	$12,721	$11,170	$10,504
01/20	$12,833	$11,385	$10,517
02/20	$12,945	$11,590	$10,530
03/20	$11,558	$11,522	$10,544
04/20	$11,593	$11,727	$10,544
05/20	$11,963	$11,781	$10,545
06/20	$12,582	$11,856	$10,546
07/20	$12,811	$12,033	$10,547
08/20	$13,055	$11,936	$10,548
09/20	$13,157	$11,929	$10,549
10/20	$13,367	$11,876	$10,549
11/20	$13,667	$11,992	$10,550
12/20	$13,900	$12,009	$10,551
01/21	$14,230	$11,923	$10,551
02/21	$14,570	$11,750	$10,552
03/21	$14,756	$11,604	$10,552
04/21	$14,781	$11,695	$10,552
05/21	$14,778	$11,734	$10,552
06/21	$14,774	$11,816	$10,553
07/21	$14,669	$11,948	$10,553
08/21	$14,701	$11,925	$10,553
09/21	$14,640	$11,822	$10,554
10/21	$14,661	$11,819	$10,554
11/21	$14,640	$11,854	$10,555
12/21	$14,656	$11,824	$10,556
01/22	$14,606	$11,569	$10,556
02/22	$14,458	$11,440	$10,556
03/22	$13,959	$11,122	$10,557
04/22	$13,770	$10,700	$10,558
05/22	$13,667	$10,769	$10,562
06/22	$13,182	$10,600	$10,568
07/22	$13,531	$10,859	$10,578
08/22	$13,225	$10,552	$10,598
09/22	$12,215	$10,096	$10,618
10/22	$11,680	$9,965	$10,643
11/22	$12,064	$10,332	$10,675
12/22	$12,046	$10,285	$10,712
01/23	$12,537	$10,602	$10,749
02/23	$12,197	$10,328	$10,786
03/23	$12,381	$10,590	$10,829
04/23	$12,446	$10,654	$10,872
05/23	$12,299	$10,538	$10,912
06/23	$12,245	$10,501	$10,959
07/23	$12,315	$10,493	$11,008
08/23	$12,200	$10,426	$11,059
09/23	$11,899	$10,161	$11,108
10/23	$11,596	$10,001	$11,159
11/23	$12,287	$10,454	$11,209
12/23	$12,958	$10,854	$11,261
01/24	$13,024	$10,824	$11,313
02/24	$12,797	$10,671	$11,361
03/24	$12,928	$10,770	$11,414
04/24	$12,495	$10,498	$11,465
05/24	$12,737	$10,676	$11,517
06/24	$12,915	$10,777	$11,568
07/24	$13,398	$11,028	$11,621
08/24	$13,800	$11,187	$11,675
09/24	$14,051	$11,337	$11,726
10/24	$13,594	$11,056	$11,774
11/24	$13,821	$11,173	$11,820
12/24	$13,644	$10,990	$11,867
01/25	$13,775	$11,048	$11,910
02/25	$14,252	$11,291	$11,950
03/25	$14,189	$11,295	$11,994
04/25	$14,517	$11,340	$12,037
05/25	$14,394	$11,258	$12,081
06/25	$14,635	$11,432	$12,124
07/25	$14,567	$11,401	$12,168
08/25	$14,849	$11,538	$12,214
09/25	$15,030	$11,664	$12,257
10/25	$15,155	$11,737	$12,301
11/25	$15,262	$11,809	$12,341
12/25	$15,273	$11,792	$12,383
01/26	$15,390	$11,805	$12,421
02/26	$15,650	$11,998	$12,456
03/26	$15,404	$11,786	$12,496
04/26	$15,429	$11,800	$12,534
05/26	$15,435	$11,836	$12,573
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.24	0.87	4.44
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,650,535,700
Total number of portfolio holdings	510
Management services fees (represents 0.64% of Fund average net assets)	$15,654,278
Portfolio turnover for the reporting period	650%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	15%

Columbia Mortgage Opportunities Fund | Institutional 2 Class | ASR251-15_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	60.5%
Credit Risk	10.0%
Short
Interest Rate Risk	94.2%
Credit Risk	3.8%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	103.2%
Residential Mortgage-Backed Securities - Non-Agency	53.8%
Asset-Backed Securities - Non-Agency	15.0%
Money Market Funds	3.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.1%
Other	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund | Institutional 2 Class | ASR251-15_(07/26) |

Columbia Mortgage Opportunities Fund

Institutional 3 Class | CMOYX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$67	0.65%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency residential mortgage-backed securities | Agency residential mortgage-backed securities contributed to the Fund’s absolute performance during the annual period. Agency pass-through holdings were the largest contributor, while collateralized mortgage obligations also added to results. The sector benefited from solid investor demand and a more supportive rate environment, including lower interest rate volatility.

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the second-largest contributor to the Fund’s performance during the annual period. The sector benefited from solid housing fundamentals, low borrower delinquencies and investor demand for income-producing mortgage credit.

Asset-backed securities | Asset-backed securities contributed during the annual period. Results were supported by generally solid consumer fundamentals, demand for shorter-duration securities with attractive income, and continued investor demand for collateralized loan obligations.

Top Performance Detractors

Interest rate positioning | Interest rate positioning detracted from relative performance as the Fund’s broader rate positioning and hedging activity reduced the Fund's performance relative to the Fund’s Treasury bill benchmark.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Columbia Mortgage Opportunities Fund | Institutional 3 Class | ASR251-17_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Mortgage Opportunities Fund Institutional 3 Class ($15,497)	Bloomberg U.S. Aggregate Bond Index ($11,836)	FTSE One-Month U.S. Treasury Bill Index ($12,573)
05/16	$10,000	$10,000	$10,000
06/16	$10,101	$10,180	$10,002
07/16	$10,181	$10,244	$10,003
08/16	$10,200	$10,232	$10,005
09/16	$10,320	$10,226	$10,007
10/16	$10,408	$10,148	$10,009
11/16	$10,424	$9,908	$10,010
12/16	$10,487	$9,922	$10,013
01/17	$10,538	$9,942	$10,017
02/17	$10,600	$10,008	$10,021
03/17	$10,665	$10,003	$10,024
04/17	$10,807	$10,080	$10,030
05/17	$10,960	$10,158	$10,036
06/17	$10,875	$10,148	$10,043
07/17	$10,888	$10,191	$10,051
08/17	$10,859	$10,283	$10,059
09/17	$10,951	$10,234	$10,067
10/17	$10,989	$10,240	$10,076
11/17	$11,047	$10,227	$10,084
12/17	$11,065	$10,273	$10,094
01/18	$11,286	$10,155	$10,105
02/18	$11,296	$10,059	$10,116
03/18	$11,341	$10,123	$10,129
04/18	$11,468	$10,048	$10,142
05/18	$11,606	$10,120	$10,157
06/18	$11,641	$10,107	$10,171
07/18	$11,665	$10,110	$10,187
08/18	$11,772	$10,175	$10,203
09/18	$11,705	$10,109	$10,220
10/18	$11,699	$10,029	$10,238
11/18	$11,861	$10,089	$10,257
12/18	$11,945	$10,275	$10,277
01/19	$12,047	$10,384	$10,299
02/19	$12,061	$10,378	$10,318
03/19	$12,305	$10,577	$10,340
04/19	$12,317	$10,580	$10,360
05/19	$12,476	$10,768	$10,382
06/19	$12,489	$10,903	$10,403
07/19	$12,575	$10,927	$10,422
08/19	$12,722	$11,210	$10,440
09/19	$12,597	$11,150	$10,458
10/19	$12,719	$11,184	$10,475
11/19	$12,729	$11,178	$10,489
12/19	$12,720	$11,170	$10,504
01/20	$12,832	$11,385	$10,517
02/20	$12,944	$11,590	$10,530
03/20	$11,559	$11,522	$10,544
04/20	$11,594	$11,727	$10,544
05/20	$11,952	$11,781	$10,545
06/20	$12,583	$11,856	$10,546
07/20	$12,801	$12,033	$10,547
08/20	$13,045	$11,936	$10,548
09/20	$13,160	$11,929	$10,549
10/20	$13,370	$11,876	$10,549
11/20	$13,671	$11,992	$10,550
12/20	$13,904	$12,009	$10,551
01/21	$14,235	$11,923	$10,551
02/21	$14,575	$11,750	$10,552
03/21	$14,762	$11,604	$10,552
04/21	$14,787	$11,695	$10,552
05/21	$14,785	$11,734	$10,552
06/21	$14,782	$11,816	$10,553
07/21	$14,677	$11,948	$10,553
08/21	$14,696	$11,925	$10,553
09/21	$14,650	$11,822	$10,554
10/21	$14,657	$11,819	$10,554
11/21	$14,637	$11,854	$10,555
12/21	$14,653	$11,824	$10,556
01/22	$14,618	$11,569	$10,556
02/22	$14,457	$11,440	$10,556
03/22	$13,958	$11,122	$10,557
04/22	$13,784	$10,700	$10,558
05/22	$13,681	$10,769	$10,562
06/22	$13,197	$10,600	$10,568
07/22	$13,533	$10,859	$10,578
08/22	$13,242	$10,552	$10,598
09/22	$12,232	$10,096	$10,618
10/22	$11,697	$9,965	$10,643
11/22	$12,082	$10,332	$10,675
12/22	$12,065	$10,285	$10,712
01/23	$12,556	$10,602	$10,749
02/23	$12,217	$10,328	$10,786
03/23	$12,402	$10,590	$10,829
04/23	$12,452	$10,654	$10,872
05/23	$12,321	$10,538	$10,912
06/23	$12,267	$10,501	$10,959
07/23	$12,338	$10,493	$11,008
08/23	$12,223	$10,426	$11,059
09/23	$11,906	$10,161	$11,108
10/23	$11,620	$10,001	$11,159
11/23	$12,311	$10,454	$11,209
12/23	$12,984	$10,854	$11,261
01/24	$13,034	$10,824	$11,313
02/24	$12,823	$10,671	$11,361
03/24	$12,955	$10,770	$11,414
04/24	$12,522	$10,498	$11,465
05/24	$12,764	$10,676	$11,517
06/24	$12,944	$10,777	$11,568
07/24	$13,427	$11,028	$11,621
08/24	$13,830	$11,187	$11,675
09/24	$14,081	$11,337	$11,726
10/24	$13,625	$11,056	$11,774
11/24	$13,853	$11,173	$11,820
12/24	$13,676	$10,990	$11,867
01/25	$13,825	$11,048	$11,910
02/25	$14,285	$11,291	$11,950
03/25	$14,223	$11,295	$11,994
04/25	$14,552	$11,340	$12,037
05/25	$14,429	$11,258	$12,081
06/25	$14,671	$11,432	$12,124
07/25	$14,604	$11,401	$12,168
08/25	$14,887	$11,538	$12,214
09/25	$15,069	$11,664	$12,257
10/25	$15,212	$11,737	$12,301
11/25	$15,302	$11,809	$12,341
12/25	$15,314	$11,792	$12,383
01/26	$15,432	$11,805	$12,421
02/26	$15,692	$11,998	$12,456
03/26	$15,447	$11,786	$12,496
04/26	$15,472	$11,800	$12,534
05/26	$15,497	$11,836	$12,573
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	7.40	0.94	4.48
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,650,535,700
Total number of portfolio holdings	510
Management services fees (represents 0.64% of Fund average net assets)	$15,654,278
Portfolio turnover for the reporting period	650%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	15%

Columbia Mortgage Opportunities Fund | Institutional 3 Class | ASR251-17_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	60.5%
Credit Risk	10.0%
Short
Interest Rate Risk	94.2%
Credit Risk	3.8%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	103.2%
Residential Mortgage-Backed Securities - Non-Agency	53.8%
Asset-Backed Securities - Non-Agency	15.0%
Money Market Funds	3.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.1%
Other	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund | Institutional 3 Class | ASR251-17_(07/26) |

Columbia Mortgage Opportunities Fund

Class S | CLMDX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$78	0.75%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Agency residential mortgage-backed securities | Agency residential mortgage-backed securities contributed to the Fund’s absolute performance during the annual period. Agency pass-through holdings were the largest contributor, while collateralized mortgage obligations also added to results. The sector benefited from solid investor demand and a more supportive rate environment, including lower interest rate volatility.

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the second-largest contributor to the Fund’s performance during the annual period. The sector benefited from solid housing fundamentals, low borrower delinquencies and investor demand for income-producing mortgage credit.

Asset-backed securities | Asset-backed securities contributed during the annual period. Results were supported by generally solid consumer fundamentals, demand for shorter-duration securities with attractive income, and continued investor demand for collateralized loan obligations.

Top Performance Detractors

Interest rate positioning | Interest rate positioning detracted from relative performance as the Fund’s broader rate positioning and hedging activity reduced the Fund's performance relative to the Fund’s Treasury bill benchmark.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Columbia Mortgage Opportunities Fund | Class S | ASR251-16_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Mortgage Opportunities Fund Class S ($15,051)	Bloomberg U.S. Aggregate Bond Index ($11,836)	FTSE One-Month U.S. Treasury Bill Index ($12,573)
05/16	$10,000	$10,000	$10,000
06/16	$10,101	$10,180	$10,002
07/16	$10,181	$10,244	$10,003
08/16	$10,200	$10,232	$10,005
09/16	$10,320	$10,226	$10,007
10/16	$10,408	$10,148	$10,009
11/16	$10,424	$9,908	$10,010
12/16	$10,487	$9,922	$10,013
01/17	$10,538	$9,942	$10,017
02/17	$10,600	$10,008	$10,021
03/17	$10,662	$10,003	$10,024
04/17	$10,800	$10,080	$10,030
05/17	$10,950	$10,158	$10,036
06/17	$10,862	$10,148	$10,043
07/17	$10,872	$10,191	$10,051
08/17	$10,840	$10,283	$10,059
09/17	$10,929	$10,234	$10,067
10/17	$10,963	$10,240	$10,076
11/17	$11,018	$10,227	$10,084
12/17	$11,032	$10,273	$10,094
01/18	$11,250	$10,155	$10,105
02/18	$11,256	$10,059	$10,116
03/18	$11,298	$10,123	$10,129
04/18	$11,421	$10,048	$10,142
05/18	$11,555	$10,120	$10,157
06/18	$11,598	$10,107	$10,171
07/18	$11,619	$10,110	$10,187
08/18	$11,722	$10,175	$10,203
09/18	$11,652	$10,109	$10,220
10/18	$11,631	$10,029	$10,238
11/18	$11,800	$10,089	$10,257
12/18	$11,868	$10,275	$10,277
01/19	$11,978	$10,384	$10,299
02/19	$11,976	$10,378	$10,318
03/19	$12,215	$10,577	$10,340
04/19	$12,236	$10,580	$10,360
05/19	$12,378	$10,768	$10,382
06/19	$12,386	$10,903	$10,403
07/19	$12,468	$10,927	$10,422
08/19	$12,610	$11,210	$10,440
09/19	$12,482	$11,150	$10,458
10/19	$12,612	$11,184	$10,475
11/19	$12,619	$11,178	$10,489
12/19	$12,593	$11,170	$10,504
01/20	$12,701	$11,385	$10,517
02/20	$12,821	$11,590	$10,530
03/20	$11,435	$11,522	$10,544
04/20	$11,466	$11,727	$10,544
05/20	$11,816	$11,781	$10,545
06/20	$12,437	$11,856	$10,546
07/20	$12,661	$12,033	$10,547
08/20	$12,898	$11,936	$10,548
09/20	$12,995	$11,929	$10,549
10/20	$13,199	$11,876	$10,549
11/20	$13,492	$11,992	$10,550
12/20	$13,718	$12,009	$10,551
01/21	$14,041	$11,923	$10,551
02/21	$14,372	$11,750	$10,552
03/21	$14,566	$11,604	$10,552
04/21	$14,587	$11,695	$10,552
05/21	$14,567	$11,734	$10,552
06/21	$14,560	$11,816	$10,553
07/21	$14,452	$11,948	$10,553
08/21	$14,480	$11,925	$10,553
09/21	$14,417	$11,822	$10,554
10/21	$14,434	$11,819	$10,554
11/21	$14,410	$11,854	$10,555
12/21	$14,422	$11,824	$10,556
01/22	$14,383	$11,569	$10,556
02/22	$14,221	$11,440	$10,556
03/22	$13,727	$11,122	$10,557
04/22	$13,538	$10,700	$10,558
05/22	$13,433	$10,769	$10,562
06/22	$12,954	$10,600	$10,568
07/22	$13,294	$10,859	$10,578
08/22	$12,990	$10,552	$10,598
09/22	$12,010	$10,096	$10,618
10/22	$11,468	$9,965	$10,643
11/22	$11,842	$10,332	$10,675
12/22	$11,821	$10,285	$10,712
01/23	$12,299	$10,602	$10,749
02/23	$11,964	$10,328	$10,786
03/23	$12,141	$10,590	$10,829
04/23	$12,202	$10,654	$10,872
05/23	$12,055	$10,538	$10,912
06/23	$11,999	$10,501	$10,959
07/23	$12,065	$10,493	$11,008
08/23	$11,949	$10,426	$11,059
09/23	$11,651	$10,161	$11,108
10/23	$11,353	$10,001	$11,159
11/23	$12,025	$10,454	$11,209
12/23	$12,678	$10,854	$11,261
01/24	$12,739	$10,824	$11,313
02/24	$12,514	$10,671	$11,361
03/24	$12,639	$10,770	$11,414
04/24	$12,229	$10,498	$11,465
05/24	$12,446	$10,676	$11,517
06/24	$12,617	$10,777	$11,568
07/24	$13,084	$11,028	$11,621
08/24	$13,473	$11,187	$11,675
09/24	$13,714	$11,337	$11,726
10/24	$13,269	$11,056	$11,774
11/24	$13,490	$11,173	$11,820
12/24	$13,316	$10,990	$11,867
01/25	$13,443	$11,048	$11,910
02/25	$13,907	$11,291	$11,950
03/25	$13,846	$11,295	$11,994
04/25	$14,165	$11,340	$12,037
05/25	$14,044	$11,258	$12,081
06/25	$14,279	$11,432	$12,124
07/25	$14,212	$11,401	$12,168
08/25	$14,486	$11,538	$12,214
09/25	$14,662	$11,664	$12,257
10/25	$14,783	$11,737	$12,301
11/25	$14,887	$11,809	$12,341
12/25	$14,897	$11,792	$12,383
01/26	$15,011	$11,805	$12,421
02/26	$15,245	$11,998	$12,456
03/26	$15,005	$11,786	$12,496
04/26	$15,028	$11,800	$12,534
05/26	$15,051	$11,836	$12,573
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	7.17	0.66	4.17
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,650,535,700
Total number of portfolio holdings	510
Management services fees (represents 0.64% of Fund average net assets)	$15,654,278
Portfolio turnover for the reporting period	650%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	15%

Columbia Mortgage Opportunities Fund | Class S | ASR251-16_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Interest Rate Risk	60.5%
Credit Risk	10.0%
Short
Interest Rate Risk	94.2%
Credit Risk	3.8%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	103.2%
Residential Mortgage-Backed Securities - Non-Agency	53.8%
Asset-Backed Securities - Non-Agency	15.0%
Money Market Funds	3.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.1%
Other	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund | Class S | ASR251-16_(07/26) |

Columbia Quality Income Fund

Class A | AUGAX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$91	0.89%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the largest contributor to the Fund’s relative performance, driven by solid housing fundamentals and low borrower delinquencies. These positions added to performance both on an absolute basis and relative to the benchmark, which has no exposure to this market segment.

Commercial mortgage-backed securities | Allocations to commercial mortgage-backed securities contributed as commercial real estate fundamentals improved alongside stronger market sentiment. The allocation added to performance both on an absolute basis and relative to the benchmark, which did not hold these securities.

Asset-backed securities | Asset-backed securities contributed modestly to performance, supported by generally stable consumer fundamentals and continued demand for shorter-duration, income-generating assets. The allocation added to performance on both an absolute basis and relative to the benchmark, which did not hold these securities.

Top Performance Detractors

Interest rate positioning | Positioning with respect to interest rates weighed most heavily on the Fund’s relative performance during the period. Hedging costs, along with active duration and yield-curve positioning, were the primary detractors. However, interest rate positioning was still a positive contributor to absolute returns over the period.

Agency residential mortgage-backed securities | Holdings in agency residential mortgage-backed securities performed well in absolute terms but lagged the benchmark, which is fully invested in agency pass-throughs. Relative performance was held back by Fund underweights in 30-year Ginnie Mae securities and lower coupon conventional mortgages. Agency collateralized mortgage obligations contributed positively but did not fully offset the impact of these underweights.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Columbia Quality Income Fund | Class A | ASR236-01_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Quality Income Fund Class A (including sales charges) ($10,923)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Bloomberg U.S. Mortgage-Backed Securities Index ($11,537)
05/16	$9,699	$10,000	$10,000
06/16	$9,804	$10,180	$10,081
07/16	$9,802	$10,244	$10,102
08/16	$9,800	$10,232	$10,114
09/16	$9,870	$10,226	$10,141
10/16	$9,868	$10,148	$10,115
11/16	$9,698	$9,908	$9,941
12/16	$9,715	$9,922	$9,941
01/17	$9,713	$9,942	$9,938
02/17	$9,783	$10,008	$9,985
03/17	$9,783	$10,003	$9,988
04/17	$9,873	$10,080	$10,053
05/17	$9,947	$10,158	$10,116
06/17	$9,914	$10,148	$10,075
07/17	$9,953	$10,191	$10,121
08/17	$9,993	$10,283	$10,195
09/17	$9,998	$10,234	$10,172
10/17	$9,986	$10,240	$10,169
11/17	$9,976	$10,227	$10,154
12/17	$10,003	$10,273	$10,187
01/18	$9,938	$10,155	$10,068
02/18	$9,872	$10,059	$10,002
03/18	$9,912	$10,123	$10,066
04/18	$9,875	$10,048	$10,015
05/18	$9,970	$10,120	$10,085
06/18	$9,969	$10,107	$10,090
07/18	$9,949	$10,110	$10,079
08/18	$10,021	$10,175	$10,140
09/18	$9,943	$10,109	$10,078
10/18	$9,883	$10,029	$10,014
11/18	$9,993	$10,089	$10,105
12/18	$10,152	$10,275	$10,288
01/19	$10,231	$10,384	$10,370
02/19	$10,236	$10,378	$10,360
03/19	$10,412	$10,577	$10,511
04/19	$10,419	$10,580	$10,505
05/19	$10,579	$10,768	$10,641
06/19	$10,625	$10,903	$10,717
07/19	$10,671	$10,927	$10,760
08/19	$10,791	$11,210	$10,856
09/19	$10,757	$11,150	$10,864
10/19	$10,797	$11,184	$10,902
11/19	$10,797	$11,178	$10,911
12/19	$10,815	$11,170	$10,941
01/20	$10,931	$11,385	$11,018
02/20	$11,106	$11,590	$11,132
03/20	$10,522	$11,522	$11,250
04/20	$10,699	$11,727	$11,321
05/20	$10,877	$11,781	$11,335
06/20	$11,077	$11,856	$11,325
07/20	$11,159	$12,033	$11,345
08/20	$11,224	$11,936	$11,350
09/20	$11,257	$11,929	$11,337
10/20	$11,275	$11,876	$11,333
11/20	$11,355	$11,992	$11,341
12/20	$11,443	$12,009	$11,365
01/21	$11,568	$11,923	$11,374
02/21	$11,645	$11,750	$11,298
03/21	$11,675	$11,604	$11,240
04/21	$11,687	$11,695	$11,302
05/21	$11,677	$11,734	$11,282
06/21	$11,640	$11,816	$11,278
07/21	$11,664	$11,948	$11,348
08/21	$11,646	$11,925	$11,330
09/21	$11,590	$11,822	$11,289
10/21	$11,488	$11,819	$11,267
11/21	$11,473	$11,854	$11,257
12/21	$11,426	$11,824	$11,247
01/22	$11,265	$11,569	$11,080
02/22	$11,151	$11,440	$10,973
03/22	$10,711	$11,122	$10,687
04/22	$10,364	$10,700	$10,312
05/22	$10,422	$10,769	$10,426
06/22	$10,170	$10,600	$10,259
07/22	$10,518	$10,859	$10,589
08/22	$10,098	$10,552	$10,227
09/22	$9,411	$10,096	$9,710
10/22	$9,123	$9,965	$9,572
11/22	$9,540	$10,332	$9,962
12/22	$9,472	$10,285	$9,918
01/23	$9,797	$10,602	$10,245
02/23	$9,473	$10,328	$9,975
03/23	$9,690	$10,590	$10,169
04/23	$9,746	$10,654	$10,222
05/23	$9,611	$10,538	$10,147
06/23	$9,497	$10,501	$10,103
07/23	$9,487	$10,493	$10,096
08/23	$9,380	$10,426	$10,013
09/23	$9,075	$10,161	$9,694
10/23	$8,850	$10,001	$9,493
11/23	$9,370	$10,454	$9,988
12/23	$9,852	$10,854	$10,419
01/24	$9,846	$10,824	$10,371
02/24	$9,626	$10,671	$10,202
03/24	$9,707	$10,770	$10,310
04/24	$9,367	$10,498	$9,998
05/24	$9,560	$10,676	$10,198
06/24	$9,710	$10,777	$10,317
07/24	$10,056	$11,028	$10,589
08/24	$10,330	$11,187	$10,760
09/24	$10,498	$11,337	$10,888
10/24	$10,066	$11,056	$10,579
11/24	$10,210	$11,173	$10,720
12/24	$10,001	$10,990	$10,544
01/25	$10,065	$11,048	$10,598
02/25	$10,387	$11,291	$10,868
03/25	$10,377	$11,295	$10,866
04/25	$10,547	$11,340	$10,897
05/25	$10,402	$11,258	$10,798
06/25	$10,612	$11,432	$10,990
07/25	$10,523	$11,401	$10,945
08/25	$10,726	$11,538	$11,121
09/25	$10,825	$11,664	$11,256
10/25	$10,900	$11,737	$11,354
11/25	$10,986	$11,809	$11,424
12/25	$10,928	$11,792	$11,449
01/26	$10,936	$11,805	$11,496
02/26	$11,197	$11,998	$11,688
03/26	$10,948	$11,786	$11,495
04/26	$10,927	$11,800	$11,503
05/26	$10,923	$11,836	$11,537
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	5.00	(1.33)	1.20
Class A (including sales charges)	1.88	(1.93)	0.89
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Bloomberg U.S. Mortgage-Backed Securities Index	6.85	0.45	1.44

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,199,453,315
Total number of portfolio holdings	342
Management services fees (represents 0.49% of Fund average net assets)	$5,979,874
Portfolio turnover for the reporting period	354%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Columbia Quality Income Fund | Class A | ASR236-01_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Uniform Mortgage-Backed Security TBA 5.500% 06/13/2054	8.5%
Government National Mortgage Association TBA 4.500% 06/20/2054	5.2%
Uniform Mortgage-Backed Security TBA 4.500% 06/13/2054	3.4%
Uniform Mortgage-Backed Security TBA 3.500% 06/11/2056	3.0%
Uniform Mortgage-Backed Security TBA 3.000% 06/16/2041	2.9%
Uniform Mortgage-Backed Security TBA 5.000% 06/11/2056	2.7%
Federal National Mortgage Association 4.000% 08/01/2052	2.3%
Federal National Mortgage Association 4.500% 11/01/2052	1.8%
Uniform Mortgage-Backed Security TBA 6.000% 06/11/2056	1.6%
Home Partners of America Trust, Series 2021-2, Class B 2.302% 12/17/2026	1.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	92.6%
Residential Mortgage-Backed Securities - Non-Agency	21.9%
Asset-Backed Securities - Non-Agency	10.1%
Commercial Mortgage-Backed Securities - Non-Agency	3.3%
Money Market Funds	2.4%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Quality Income Fund | Class A | ASR236-01_(07/26) |

Columbia Quality Income Fund

Class C | AUGCX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$167	1.64%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the largest contributor to the Fund’s relative performance, driven by solid housing fundamentals and low borrower delinquencies. These positions added to performance both on an absolute basis and relative to the benchmark, which has no exposure to this market segment.

Commercial mortgage-backed securities | Allocations to commercial mortgage-backed securities contributed as commercial real estate fundamentals improved alongside stronger market sentiment. The allocation added to performance both on an absolute basis and relative to the benchmark, which did not hold these securities.

Asset-backed securities | Asset-backed securities contributed modestly to performance, supported by generally stable consumer fundamentals and continued demand for shorter-duration, income-generating assets. The allocation added to performance on both an absolute basis and relative to the benchmark, which did not hold these securities.

Top Performance Detractors

Interest rate positioning | Positioning with respect to interest rates weighed most heavily on the Fund’s relative performance during the period. Hedging costs, along with active duration and yield-curve positioning, were the primary detractors. However, interest rate positioning was still a positive contributor to absolute returns over the period.

Agency residential mortgage-backed securities | Holdings in agency residential mortgage-backed securities performed well in absolute terms but lagged the benchmark, which is fully invested in agency pass-throughs. Relative performance was held back by Fund underweights in 30-year Ginnie Mae securities and lower coupon conventional mortgages. Agency collateralized mortgage obligations contributed positively but did not fully offset the impact of these underweights.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Columbia Quality Income Fund | Class C | ASR236-04_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Quality Income Fund Class C (including sales charges) ($10,447)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Bloomberg U.S. Mortgage-Backed Securities Index ($11,537)
05/16	$10,000	$10,000	$10,000
06/16	$10,083	$10,180	$10,081
07/16	$10,093	$10,244	$10,102
08/16	$10,085	$10,232	$10,114
09/16	$10,151	$10,226	$10,141
10/16	$10,142	$10,148	$10,115
11/16	$9,962	$9,908	$9,941
12/16	$9,954	$9,922	$9,941
01/17	$9,964	$9,942	$9,938
02/17	$10,031	$10,008	$9,985
03/17	$10,024	$10,003	$9,988
04/17	$10,111	$10,080	$10,053
05/17	$10,180	$10,158	$10,116
06/17	$10,139	$10,148	$10,075
07/17	$10,154	$10,191	$10,121
08/17	$10,207	$10,283	$10,195
09/17	$10,187	$10,234	$10,172
10/17	$10,187	$10,240	$10,169
11/17	$10,152	$10,227	$10,154
12/17	$10,173	$10,273	$10,187
01/18	$10,101	$10,155	$10,068
02/18	$10,027	$10,059	$10,002
03/18	$10,080	$10,123	$10,066
04/18	$10,037	$10,048	$10,015
05/18	$10,126	$10,120	$10,085
06/18	$10,120	$10,107	$10,090
07/18	$10,093	$10,110	$10,079
08/18	$10,159	$10,175	$10,140
09/18	$10,074	$10,109	$10,078
10/18	$10,008	$10,029	$10,014
11/18	$10,113	$10,089	$10,105
12/18	$10,268	$10,275	$10,288
01/19	$10,340	$10,384	$10,370
02/19	$10,339	$10,378	$10,360
03/19	$10,511	$10,577	$10,511
04/19	$10,492	$10,580	$10,505
05/19	$10,647	$10,768	$10,641
06/19	$10,705	$10,903	$10,717
07/19	$10,744	$10,927	$10,760
08/19	$10,839	$11,210	$10,856
09/19	$10,798	$11,150	$10,864
10/19	$10,851	$11,184	$10,902
11/19	$10,845	$11,178	$10,911
12/19	$10,856	$11,170	$10,941
01/20	$10,965	$11,385	$11,018
02/20	$11,134	$11,590	$11,132
03/20	$10,543	$11,522	$11,250
04/20	$10,713	$11,727	$11,321
05/20	$10,884	$11,781	$11,335
06/20	$11,077	$11,856	$11,325
07/20	$11,152	$12,033	$11,345
08/20	$11,210	$11,936	$11,350
09/20	$11,230	$11,929	$11,337
10/20	$11,246	$11,876	$11,333
11/20	$11,319	$11,992	$11,341
12/20	$11,400	$12,009	$11,365
01/21	$11,516	$11,923	$11,374
02/21	$11,586	$11,750	$11,298
03/21	$11,608	$11,604	$11,240
04/21	$11,613	$11,695	$11,302
05/21	$11,596	$11,734	$11,282
06/21	$11,552	$11,816	$11,278
07/21	$11,569	$11,948	$11,348
08/21	$11,543	$11,925	$11,330
09/21	$11,476	$11,822	$11,289
10/21	$11,373	$11,819	$11,267
11/21	$11,351	$11,854	$11,257
12/21	$11,298	$11,824	$11,247
01/22	$11,127	$11,569	$11,080
02/22	$11,008	$11,440	$10,973
03/22	$10,567	$11,122	$10,687
04/22	$10,224	$10,700	$10,312
05/22	$10,269	$10,769	$10,426
06/22	$10,015	$10,600	$10,259
07/22	$10,356	$10,859	$10,589
08/22	$9,932	$10,552	$10,227
09/22	$9,252	$10,096	$9,710
10/22	$8,963	$9,965	$9,572
11/22	$9,367	$10,332	$9,962
12/22	$9,294	$10,285	$9,918
01/23	$9,606	$10,602	$10,245
02/23	$9,284	$10,328	$9,975
03/23	$9,491	$10,590	$10,169
04/23	$9,540	$10,654	$10,222
05/23	$9,401	$10,538	$10,147
06/23	$9,284	$10,501	$10,103
07/23	$9,269	$10,493	$10,096
08/23	$9,154	$10,426	$10,013
09/23	$8,856	$10,161	$9,694
10/23	$8,632	$10,001	$9,493
11/23	$9,126	$10,454	$9,988
12/23	$9,595	$10,854	$10,419
01/24	$9,583	$10,824	$10,371
02/24	$9,358	$10,671	$10,202
03/24	$9,436	$10,770	$10,310
04/24	$9,100	$10,498	$9,998
05/24	$9,283	$10,676	$10,198
06/24	$9,421	$10,777	$10,317
07/24	$9,751	$11,028	$10,589
08/24	$10,010	$11,187	$10,760
09/24	$10,166	$11,337	$10,888
10/24	$9,743	$11,056	$10,579
11/24	$9,875	$11,173	$10,720
12/24	$9,667	$10,990	$10,544
01/25	$9,723	$11,048	$10,598
02/25	$10,028	$11,291	$10,868
03/25	$10,012	$11,295	$10,866
04/25	$10,170	$11,340	$10,897
05/25	$10,025	$11,258	$10,798
06/25	$10,220	$11,432	$10,990
07/25	$10,128	$11,401	$10,945
08/25	$10,323	$11,538	$11,121
09/25	$10,405	$11,664	$11,256
10/25	$10,471	$11,737	$11,354
11/25	$10,547	$11,809	$11,424
12/25	$10,485	$11,792	$11,449
01/26	$10,485	$11,805	$11,496
02/26	$10,729	$11,998	$11,688
03/26	$10,484	$11,786	$11,495
04/26	$10,458	$11,800	$11,503
05/26	$10,447	$11,836	$11,537
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	4.22	(2.06)	0.44
Class C (including sales charges)	3.22	(2.06)	0.44
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Bloomberg U.S. Mortgage-Backed Securities Index	6.85	0.45	1.44

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,199,453,315
Total number of portfolio holdings	342
Management services fees (represents 0.49% of Fund average net assets)	$5,979,874
Portfolio turnover for the reporting period	354%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Columbia Quality Income Fund | Class C | ASR236-04_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Uniform Mortgage-Backed Security TBA 5.500% 06/13/2054	8.5%
Government National Mortgage Association TBA 4.500% 06/20/2054	5.2%
Uniform Mortgage-Backed Security TBA 4.500% 06/13/2054	3.4%
Uniform Mortgage-Backed Security TBA 3.500% 06/11/2056	3.0%
Uniform Mortgage-Backed Security TBA 3.000% 06/16/2041	2.9%
Uniform Mortgage-Backed Security TBA 5.000% 06/11/2056	2.7%
Federal National Mortgage Association 4.000% 08/01/2052	2.3%
Federal National Mortgage Association 4.500% 11/01/2052	1.8%
Uniform Mortgage-Backed Security TBA 6.000% 06/11/2056	1.6%
Home Partners of America Trust, Series 2021-2, Class B 2.302% 12/17/2026	1.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	92.6%
Residential Mortgage-Backed Securities - Non-Agency	21.9%
Asset-Backed Securities - Non-Agency	10.1%
Commercial Mortgage-Backed Securities - Non-Agency	3.3%
Money Market Funds	2.4%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Quality Income Fund | Class C | ASR236-04_(07/26) |

Columbia Quality Income Fund

Institutional Class | CUGZX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$66	0.64%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the largest contributor to the Fund’s relative performance, driven by solid housing fundamentals and low borrower delinquencies. These positions added to performance both on an absolute basis and relative to the benchmark, which has no exposure to this market segment.

Commercial mortgage-backed securities | Allocations to commercial mortgage-backed securities contributed as commercial real estate fundamentals improved alongside stronger market sentiment. The allocation added to performance both on an absolute basis and relative to the benchmark, which did not hold these securities.

Asset-backed securities | Asset-backed securities contributed modestly to performance, supported by generally stable consumer fundamentals and continued demand for shorter-duration, income-generating assets. The allocation added to performance on both an absolute basis and relative to the benchmark, which did not hold these securities.

Top Performance Detractors

Interest rate positioning | Positioning with respect to interest rates weighed most heavily on the Fund’s relative performance during the period. Hedging costs, along with active duration and yield-curve positioning, were the primary detractors. However, interest rate positioning was still a positive contributor to absolute returns over the period.

Agency residential mortgage-backed securities | Holdings in agency residential mortgage-backed securities performed well in absolute terms but lagged the benchmark, which is fully invested in agency pass-throughs. Relative performance was held back by Fund underweights in 30-year Ginnie Mae securities and lower coupon conventional mortgages. Agency collateralized mortgage obligations contributed positively but did not fully offset the impact of these underweights.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Columbia Quality Income Fund | Institutional Class | ASR236-08_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Quality Income Fund Institutional Class ($11,557)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Bloomberg U.S. Mortgage-Backed Securities Index ($11,537)
05/16	$10,000	$10,000	$10,000
06/16	$10,110	$10,180	$10,081
07/16	$10,129	$10,244	$10,102
08/16	$10,129	$10,232	$10,114
09/16	$10,185	$10,226	$10,141
10/16	$10,185	$10,148	$10,115
11/16	$10,030	$9,908	$9,941
12/16	$10,031	$9,922	$9,941
01/17	$10,050	$9,942	$9,938
02/17	$10,106	$10,008	$9,985
03/17	$10,127	$10,003	$9,988
04/17	$10,223	$10,080	$10,053
05/17	$10,301	$10,158	$10,116
06/17	$10,250	$10,148	$10,075
07/17	$10,293	$10,191	$10,121
08/17	$10,355	$10,283	$10,195
09/17	$10,343	$10,234	$10,172
10/17	$10,333	$10,240	$10,169
11/17	$10,324	$10,227	$10,154
12/17	$10,355	$10,273	$10,187
01/18	$10,290	$10,155	$10,068
02/18	$10,223	$10,059	$10,002
03/18	$10,267	$10,123	$10,066
04/18	$10,251	$10,048	$10,015
05/18	$10,331	$10,120	$10,085
06/18	$10,333	$10,107	$10,090
07/18	$10,314	$10,110	$10,079
08/18	$10,411	$10,175	$10,140
09/18	$10,312	$10,109	$10,078
10/18	$10,273	$10,029	$10,014
11/18	$10,389	$10,089	$10,105
12/18	$10,557	$10,275	$10,288
01/19	$10,641	$10,384	$10,370
02/19	$10,648	$10,378	$10,360
03/19	$10,834	$10,577	$10,511
04/19	$10,824	$10,580	$10,505
05/19	$10,993	$10,768	$10,641
06/19	$11,063	$10,903	$10,717
07/19	$11,112	$10,927	$10,760
08/19	$11,220	$11,210	$10,856
09/19	$11,186	$11,150	$10,864
10/19	$11,251	$11,184	$10,902
11/19	$11,253	$11,178	$10,911
12/19	$11,274	$11,170	$10,941
01/20	$11,397	$11,385	$11,018
02/20	$11,561	$11,590	$11,132
03/20	$10,975	$11,522	$11,250
04/20	$11,142	$11,727	$11,321
05/20	$11,350	$11,781	$11,335
06/20	$11,561	$11,856	$11,325
07/20	$11,629	$12,033	$11,345
08/20	$11,700	$11,936	$11,350
09/20	$11,747	$11,929	$11,337
10/20	$11,773	$11,876	$11,333
11/20	$11,859	$11,992	$11,341
12/20	$11,954	$12,009	$11,365
01/21	$12,081	$11,923	$11,374
02/21	$12,164	$11,750	$11,298
03/21	$12,203	$11,604	$11,240
04/21	$12,218	$11,695	$11,302
05/21	$12,205	$11,734	$11,282
06/21	$12,168	$11,816	$11,278
07/21	$12,202	$11,948	$11,348
08/21	$12,185	$11,925	$11,330
09/21	$12,124	$11,822	$11,289
10/21	$12,020	$11,819	$11,267
11/21	$12,011	$11,854	$11,257
12/21	$11,960	$11,824	$11,247
01/22	$11,794	$11,569	$11,080
02/22	$11,676	$11,440	$10,973
03/22	$11,217	$11,122	$10,687
04/22	$10,861	$10,700	$10,312
05/22	$10,925	$10,769	$10,426
06/22	$10,657	$10,600	$10,259
07/22	$11,024	$10,859	$10,589
08/22	$10,585	$10,552	$10,227
09/22	$9,873	$10,096	$9,710
10/22	$9,572	$9,965	$9,572
11/22	$10,012	$10,332	$9,962
12/22	$9,943	$10,285	$9,918
01/23	$10,280	$10,602	$10,245
02/23	$9,942	$10,328	$9,975
03/23	$10,178	$10,590	$10,169
04/23	$10,239	$10,654	$10,222
05/23	$10,099	$10,538	$10,147
06/23	$9,981	$10,501	$10,103
07/23	$9,973	$10,493	$10,096
08/23	$9,857	$10,426	$10,013
09/23	$9,543	$10,161	$9,694
10/23	$9,309	$10,001	$9,493
11/23	$9,858	$10,454	$9,988
12/23	$10,367	$10,854	$10,419
01/24	$10,363	$10,824	$10,371
02/24	$10,127	$10,671	$10,202
03/24	$10,221	$10,770	$10,310
04/24	$9,864	$10,498	$9,998
05/24	$10,071	$10,676	$10,198
06/24	$10,230	$10,777	$10,317
07/24	$10,597	$11,028	$10,589
08/24	$10,883	$11,187	$10,760
09/24	$11,068	$11,337	$10,888
10/24	$10,615	$11,056	$10,579
11/24	$10,769	$11,173	$10,720
12/24	$10,551	$10,990	$10,544
01/25	$10,621	$11,048	$10,598
02/25	$10,963	$11,291	$10,868
03/25	$10,948	$11,295	$10,866
04/25	$11,130	$11,340	$10,897
05/25	$10,986	$11,258	$10,798
06/25	$11,209	$11,432	$10,990
07/25	$11,118	$11,401	$10,945
08/25	$11,335	$11,538	$11,121
09/25	$11,441	$11,664	$11,256
10/25	$11,518	$11,737	$11,354
11/25	$11,611	$11,809	$11,424
12/25	$11,552	$11,792	$11,449
01/26	$11,568	$11,805	$11,496
02/26	$11,840	$11,998	$11,688
03/26	$11,586	$11,786	$11,495
04/26	$11,566	$11,800	$11,503
05/26	$11,557	$11,836	$11,537
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	5.20	(1.09)	1.46
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Bloomberg U.S. Mortgage-Backed Securities Index	6.85	0.45	1.44

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,199,453,315
Total number of portfolio holdings	342
Management services fees (represents 0.49% of Fund average net assets)	$5,979,874
Portfolio turnover for the reporting period	354%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Columbia Quality Income Fund | Institutional Class | ASR236-08_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Uniform Mortgage-Backed Security TBA 5.500% 06/13/2054	8.5%
Government National Mortgage Association TBA 4.500% 06/20/2054	5.2%
Uniform Mortgage-Backed Security TBA 4.500% 06/13/2054	3.4%
Uniform Mortgage-Backed Security TBA 3.500% 06/11/2056	3.0%
Uniform Mortgage-Backed Security TBA 3.000% 06/16/2041	2.9%
Uniform Mortgage-Backed Security TBA 5.000% 06/11/2056	2.7%
Federal National Mortgage Association 4.000% 08/01/2052	2.3%
Federal National Mortgage Association 4.500% 11/01/2052	1.8%
Uniform Mortgage-Backed Security TBA 6.000% 06/11/2056	1.6%
Home Partners of America Trust, Series 2021-2, Class B 2.302% 12/17/2026	1.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	92.6%
Residential Mortgage-Backed Securities - Non-Agency	21.9%
Asset-Backed Securities - Non-Agency	10.1%
Commercial Mortgage-Backed Securities - Non-Agency	3.3%
Money Market Funds	2.4%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Quality Income Fund | Institutional Class | ASR236-08_(07/26) |

Columbia Quality Income Fund

Institutional 2 Class | CGVRX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$56	0.55%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the largest contributor to the Fund’s relative performance, driven by solid housing fundamentals and low borrower delinquencies. These positions added to performance both on an absolute basis and relative to the benchmark, which has no exposure to this market segment.

Commercial mortgage-backed securities | Allocations to commercial mortgage-backed securities contributed as commercial real estate fundamentals improved alongside stronger market sentiment. The allocation added to performance both on an absolute basis and relative to the benchmark, which did not hold these securities.

Asset-backed securities | Asset-backed securities contributed modestly to performance, supported by generally stable consumer fundamentals and continued demand for shorter-duration, income-generating assets. The allocation added to performance on both an absolute basis and relative to the benchmark, which did not hold these securities.

Top Performance Detractors

Interest rate positioning | Positioning with respect to interest rates weighed most heavily on the Fund’s relative performance during the period. Hedging costs, along with active duration and yield-curve positioning, were the primary detractors. However, interest rate positioning was still a positive contributor to absolute returns over the period.

Agency residential mortgage-backed securities | Holdings in agency residential mortgage-backed securities performed well in absolute terms but lagged the benchmark, which is fully invested in agency pass-throughs. Relative performance was held back by Fund underweights in 30-year Ginnie Mae securities and lower coupon conventional mortgages. Agency collateralized mortgage obligations contributed positively but did not fully offset the impact of these underweights.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Columbia Quality Income Fund | Institutional 2 Class | ASR236-15_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Quality Income Fund Institutional 2 Class ($11,643)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Bloomberg U.S. Mortgage-Backed Securities Index ($11,537)
05/16	$10,000	$10,000	$10,000
06/16	$10,093	$10,180	$10,081
07/16	$10,112	$10,244	$10,102
08/16	$10,113	$10,232	$10,114
09/16	$10,169	$10,226	$10,141
10/16	$10,170	$10,148	$10,115
11/16	$10,016	$9,908	$9,941
12/16	$10,017	$9,922	$9,941
01/17	$10,037	$9,942	$9,938
02/17	$10,112	$10,008	$9,985
03/17	$10,115	$10,003	$9,988
04/17	$10,211	$10,080	$10,053
05/17	$10,290	$10,158	$10,116
06/17	$10,258	$10,148	$10,075
07/17	$10,282	$10,191	$10,121
08/17	$10,346	$10,283	$10,195
09/17	$10,335	$10,234	$10,172
10/17	$10,345	$10,240	$10,169
11/17	$10,318	$10,227	$10,154
12/17	$10,350	$10,273	$10,187
01/18	$10,287	$10,155	$10,068
02/18	$10,220	$10,059	$10,002
03/18	$10,284	$10,123	$10,066
04/18	$10,249	$10,048	$10,015
05/18	$10,350	$10,120	$10,085
06/18	$10,353	$10,107	$10,090
07/18	$10,315	$10,110	$10,079
08/18	$10,413	$10,175	$10,140
09/18	$10,316	$10,109	$10,078
10/18	$10,277	$10,029	$10,014
11/18	$10,395	$10,089	$10,105
12/18	$10,564	$10,275	$10,288
01/19	$10,649	$10,384	$10,370
02/19	$10,657	$10,378	$10,360
03/19	$10,844	$10,577	$10,511
04/19	$10,834	$10,580	$10,505
05/19	$11,004	$10,768	$10,641
06/19	$11,075	$10,903	$10,717
07/19	$11,125	$10,927	$10,760
08/19	$11,235	$11,210	$10,856
09/19	$11,201	$11,150	$10,864
10/19	$11,267	$11,184	$10,902
11/19	$11,270	$11,178	$10,911
12/19	$11,293	$11,170	$10,941
01/20	$11,417	$11,385	$11,018
02/20	$11,582	$11,590	$11,132
03/20	$10,996	$11,522	$11,250
04/20	$11,184	$11,727	$11,321
05/20	$11,373	$11,781	$11,335
06/20	$11,585	$11,856	$11,325
07/20	$11,654	$12,033	$11,345
08/20	$11,725	$11,936	$11,350
09/20	$11,773	$11,929	$11,337
10/20	$11,800	$11,876	$11,333
11/20	$11,887	$11,992	$11,341
12/20	$11,983	$12,009	$11,365
01/21	$12,112	$11,923	$11,374
02/21	$12,201	$11,750	$11,298
03/21	$12,236	$11,604	$11,240
04/21	$12,252	$11,695	$11,302
05/21	$12,239	$11,734	$11,282
06/21	$12,209	$11,816	$11,278
07/21	$12,238	$11,948	$11,348
08/21	$12,223	$11,925	$11,330
09/21	$12,162	$11,822	$11,289
10/21	$12,064	$11,819	$11,267
11/21	$12,051	$11,854	$11,257
12/21	$12,006	$11,824	$11,247
01/22	$11,834	$11,569	$11,080
02/22	$11,717	$11,440	$10,973
03/22	$11,258	$11,122	$10,687
04/22	$10,901	$10,700	$10,312
05/22	$10,965	$10,769	$10,426
06/22	$10,703	$10,600	$10,259
07/22	$11,067	$10,859	$10,589
08/22	$10,633	$10,552	$10,227
09/22	$9,913	$10,096	$9,710
10/22	$9,612	$9,965	$9,572
11/22	$10,054	$10,332	$9,962
12/22	$9,985	$10,285	$9,918
01/23	$10,331	$10,602	$10,245
02/23	$9,986	$10,328	$9,975
03/23	$10,224	$10,590	$10,169
04/23	$10,286	$10,654	$10,222
05/23	$10,146	$10,538	$10,147
06/23	$10,029	$10,501	$10,103
07/23	$10,021	$10,493	$10,096
08/23	$9,905	$10,426	$10,013
09/23	$9,591	$10,161	$9,694
10/23	$9,357	$10,001	$9,493
11/23	$9,903	$10,454	$9,988
12/23	$10,421	$10,854	$10,419
01/24	$10,419	$10,824	$10,371
02/24	$10,182	$10,671	$10,202
03/24	$10,277	$10,770	$10,310
04/24	$9,919	$10,498	$9,998
05/24	$10,128	$10,676	$10,198
06/24	$10,289	$10,777	$10,317
07/24	$10,659	$11,028	$10,589
08/24	$10,947	$11,187	$10,760
09/24	$11,134	$11,337	$10,888
10/24	$10,679	$11,056	$10,579
11/24	$10,829	$11,173	$10,720
12/24	$10,616	$10,990	$10,544
01/25	$10,687	$11,048	$10,598
02/25	$11,032	$11,291	$10,868
03/25	$11,018	$11,295	$10,866
04/25	$11,202	$11,340	$10,897
05/25	$11,057	$11,258	$10,798
06/25	$11,284	$11,432	$10,990
07/25	$11,192	$11,401	$10,945
08/25	$11,412	$11,538	$11,121
09/25	$11,520	$11,664	$11,256
10/25	$11,597	$11,737	$11,354
11/25	$11,692	$11,809	$11,424
12/25	$11,633	$11,792	$11,449
01/26	$11,650	$11,805	$11,496
02/26	$11,925	$11,998	$11,688
03/26	$11,670	$11,786	$11,495
04/26	$11,650	$11,800	$11,503
05/26	$11,643	$11,836	$11,537
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	5.30	(0.99)	1.53
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Bloomberg U.S. Mortgage-Backed Securities Index	6.85	0.45	1.44

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,199,453,315
Total number of portfolio holdings	342
Management services fees (represents 0.49% of Fund average net assets)	$5,979,874
Portfolio turnover for the reporting period	354%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Columbia Quality Income Fund | Institutional 2 Class | ASR236-15_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Uniform Mortgage-Backed Security TBA 5.500% 06/13/2054	8.5%
Government National Mortgage Association TBA 4.500% 06/20/2054	5.2%
Uniform Mortgage-Backed Security TBA 4.500% 06/13/2054	3.4%
Uniform Mortgage-Backed Security TBA 3.500% 06/11/2056	3.0%
Uniform Mortgage-Backed Security TBA 3.000% 06/16/2041	2.9%
Uniform Mortgage-Backed Security TBA 5.000% 06/11/2056	2.7%
Federal National Mortgage Association 4.000% 08/01/2052	2.3%
Federal National Mortgage Association 4.500% 11/01/2052	1.8%
Uniform Mortgage-Backed Security TBA 6.000% 06/11/2056	1.6%
Home Partners of America Trust, Series 2021-2, Class B 2.302% 12/17/2026	1.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	92.6%
Residential Mortgage-Backed Securities - Non-Agency	21.9%
Asset-Backed Securities - Non-Agency	10.1%
Commercial Mortgage-Backed Securities - Non-Agency	3.3%
Money Market Funds	2.4%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Quality Income Fund | Institutional 2 Class | ASR236-15_(07/26) |

Columbia Quality Income Fund

Institutional 3 Class | CUGYX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Quality Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$51	0.50%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Non-agency residential mortgage-backed securities | Non-agency residential mortgage-backed securities were the largest contributor to the Fund’s relative performance, driven by solid housing fundamentals and low borrower delinquencies. These positions added to performance both on an absolute basis and relative to the benchmark, which has no exposure to this market segment.

Commercial mortgage-backed securities | Allocations to commercial mortgage-backed securities contributed as commercial real estate fundamentals improved alongside stronger market sentiment. The allocation added to performance both on an absolute basis and relative to the benchmark, which did not hold these securities.

Asset-backed securities | Asset-backed securities contributed modestly to performance, supported by generally stable consumer fundamentals and continued demand for shorter-duration, income-generating assets. The allocation added to performance on both an absolute basis and relative to the benchmark, which did not hold these securities.

Top Performance Detractors

Interest rate positioning | Positioning with respect to interest rates weighed most heavily on the Fund’s relative performance during the period. Hedging costs, along with active duration and yield-curve positioning, were the primary detractors. However, interest rate positioning was still a positive contributor to absolute returns over the period.

Agency residential mortgage-backed securities | Holdings in agency residential mortgage-backed securities performed well in absolute terms but lagged the benchmark, which is fully invested in agency pass-throughs. Relative performance was held back by Fund underweights in 30-year Ginnie Mae securities and lower coupon conventional mortgages. Agency collateralized mortgage obligations contributed positively but did not fully offset the impact of these underweights.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance.

Columbia Quality Income Fund | Institutional 3 Class | ASR236-17_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Quality Income Fund Institutional 3 Class ($11,721)	Bloomberg U.S. Aggregate Bond Index ($11,836)	Bloomberg U.S. Mortgage-Backed Securities Index ($11,537)
05/16	$10,000	$10,000	$10,000
06/16	$10,112	$10,180	$10,081
07/16	$10,114	$10,244	$10,102
08/16	$10,115	$10,232	$10,114
09/16	$10,191	$10,226	$10,141
10/16	$10,192	$10,148	$10,115
11/16	$10,019	$9,908	$9,941
12/16	$10,039	$9,922	$9,941
01/17	$10,060	$9,942	$9,938
02/17	$10,117	$10,008	$9,985
03/17	$10,139	$10,003	$9,988
04/17	$10,217	$10,080	$10,053
05/17	$10,316	$10,158	$10,116
06/17	$10,265	$10,148	$10,075
07/17	$10,310	$10,191	$10,121
08/17	$10,354	$10,283	$10,195
09/17	$10,362	$10,234	$10,172
10/17	$10,353	$10,240	$10,169
11/17	$10,346	$10,227	$10,154
12/17	$10,378	$10,273	$10,187
01/18	$10,314	$10,155	$10,068
02/18	$10,248	$10,059	$10,002
03/18	$10,293	$10,123	$10,066
04/18	$10,278	$10,048	$10,015
05/18	$10,360	$10,120	$10,085
06/18	$10,364	$10,107	$10,090
07/18	$10,346	$10,110	$10,079
08/18	$10,444	$10,175	$10,140
09/18	$10,346	$10,109	$10,078
10/18	$10,307	$10,029	$10,014
11/18	$10,426	$10,089	$10,105
12/18	$10,597	$10,275	$10,288
01/19	$10,683	$10,384	$10,370
02/19	$10,671	$10,378	$10,360
03/19	$10,860	$10,577	$10,511
04/19	$10,870	$10,580	$10,505
05/19	$11,042	$10,768	$10,641
06/19	$11,114	$10,903	$10,717
07/19	$11,165	$10,927	$10,760
08/19	$11,275	$11,210	$10,856
09/19	$11,242	$11,150	$10,864
10/19	$11,308	$11,184	$10,902
11/19	$11,312	$11,178	$10,911
12/19	$11,335	$11,170	$10,941
01/20	$11,460	$11,385	$11,018
02/20	$11,627	$11,590	$11,132
03/20	$11,037	$11,522	$11,250
04/20	$11,206	$11,727	$11,321
05/20	$11,418	$11,781	$11,335
06/20	$11,632	$11,856	$11,325
07/20	$11,702	$12,033	$11,345
08/20	$11,775	$11,936	$11,350
09/20	$11,818	$11,929	$11,337
10/20	$11,846	$11,876	$11,333
11/20	$11,934	$11,992	$11,341
12/20	$12,031	$12,009	$11,365
01/21	$12,161	$11,923	$11,374
02/21	$12,246	$11,750	$11,298
03/21	$12,286	$11,604	$11,240
04/21	$12,303	$11,695	$11,302
05/21	$12,290	$11,734	$11,282
06/21	$12,255	$11,816	$11,278
07/21	$12,290	$11,948	$11,348
08/21	$12,275	$11,925	$11,330
09/21	$12,214	$11,822	$11,289
10/21	$12,115	$11,819	$11,267
11/21	$12,103	$11,854	$11,257
12/21	$12,057	$11,824	$11,247
01/22	$11,885	$11,569	$11,080
02/22	$11,773	$11,440	$10,973
03/22	$11,309	$11,122	$10,687
04/22	$10,950	$10,700	$10,312
05/22	$11,015	$10,769	$10,426
06/22	$10,751	$10,600	$10,259
07/22	$11,118	$10,859	$10,589
08/22	$10,681	$10,552	$10,227
09/22	$9,960	$10,096	$9,710
10/22	$9,657	$9,965	$9,572
11/22	$10,104	$10,332	$9,962
12/22	$10,034	$10,285	$9,918
01/23	$10,378	$10,602	$10,245
02/23	$10,036	$10,328	$9,975
03/23	$10,276	$10,590	$10,169
04/23	$10,334	$10,654	$10,222
05/23	$10,198	$10,538	$10,147
06/23	$10,080	$10,501	$10,103
07/23	$10,073	$10,493	$10,096
08/23	$9,962	$10,426	$10,013
09/23	$9,639	$10,161	$9,694
10/23	$9,409	$10,001	$9,493
11/23	$9,960	$10,454	$9,988
12/23	$10,478	$10,854	$10,419
01/24	$10,476	$10,824	$10,371
02/24	$10,243	$10,671	$10,202
03/24	$10,333	$10,770	$10,310
04/24	$9,972	$10,498	$9,998
05/24	$10,183	$10,676	$10,198
06/24	$10,346	$10,777	$10,317
07/24	$10,720	$11,028	$10,589
08/24	$11,011	$11,187	$10,760
09/24	$11,201	$11,337	$10,888
10/24	$10,741	$11,056	$10,579
11/24	$10,898	$11,173	$10,720
12/24	$10,678	$10,990	$10,544
01/25	$10,750	$11,048	$10,598
02/25	$11,099	$11,291	$10,868
03/25	$11,085	$11,295	$10,866
04/25	$11,272	$11,340	$10,897
05/25	$11,126	$11,258	$10,798
06/25	$11,354	$11,432	$10,990
07/25	$11,262	$11,401	$10,945
08/25	$11,484	$11,538	$11,121
09/25	$11,594	$11,664	$11,256
10/25	$11,672	$11,737	$11,354
11/25	$11,768	$11,809	$11,424
12/25	$11,709	$11,792	$11,449
01/26	$11,727	$11,805	$11,496
02/26	$12,005	$11,998	$11,688
03/26	$11,747	$11,786	$11,495
04/26	$11,728	$11,800	$11,503
05/26	$11,721	$11,836	$11,537
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	5.35	(0.94)	1.60
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
Bloomberg U.S. Mortgage-Backed Securities Index	6.85	0.45	1.44

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,199,453,315
Total number of portfolio holdings	342
Management services fees (represents 0.49% of Fund average net assets)	$5,979,874
Portfolio turnover for the reporting period	354%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Columbia Quality Income Fund | Institutional 3 Class | ASR236-17_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Uniform Mortgage-Backed Security TBA 5.500% 06/13/2054	8.5%
Government National Mortgage Association TBA 4.500% 06/20/2054	5.2%
Uniform Mortgage-Backed Security TBA 4.500% 06/13/2054	3.4%
Uniform Mortgage-Backed Security TBA 3.500% 06/11/2056	3.0%
Uniform Mortgage-Backed Security TBA 3.000% 06/16/2041	2.9%
Uniform Mortgage-Backed Security TBA 5.000% 06/11/2056	2.7%
Federal National Mortgage Association 4.000% 08/01/2052	2.3%
Federal National Mortgage Association 4.500% 11/01/2052	1.8%
Uniform Mortgage-Backed Security TBA 6.000% 06/11/2056	1.6%
Home Partners of America Trust, Series 2021-2, Class B 2.302% 12/17/2026	1.6%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	92.6%
Residential Mortgage-Backed Securities - Non-Agency	21.9%
Asset-Backed Securities - Non-Agency	10.1%
Commercial Mortgage-Backed Securities - Non-Agency	3.3%
Money Market Funds	2.4%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Quality Income Fund | Institutional 3 Class | ASR236-17_(07/26) |

Columbia Select Large Cap Value Fund

Class A | SLVAX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$97	0.82%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, energy and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the energy, consumer discretionary and financials sectors lifted the Fund’s relative performance during the period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Applied Materials, a supplier of semiconductor manufacturing equipment; TechnipFMC, a provider of energy services and subsea engineering solutions; Caterpillar, a global manufacturer of construction and mining equipment; and Freeport-McMoRan, a leading copper and gold mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology, consumer staples, real estate and consumer discretionary sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight in the communication services and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; Constellation Brands, a producer and marketer of beer, wine, and spirits; American Tower Corp., a global owner and operator of wireless communications infrastructure; and American International Group, a multinational insurance and financial services organization, were top detractors from the Fund’s relative performance during the period.

Columbia Select Large Cap Value Fund | Class A | ASR216-01_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Large Cap Value Fund Class A (including sales charges) ($32,702)	S&P 500® Index ($42,788)	Russell 1000® Value Index ($29,355)
05/16	$9,424	$10,000	$10,000
06/16	$9,420	$10,026	$10,086
07/16	$9,771	$10,396	$10,379
08/16	$9,912	$10,410	$10,459
09/16	$9,943	$10,412	$10,438
10/16	$9,859	$10,222	$10,276
11/16	$10,633	$10,601	$10,863
12/16	$10,900	$10,810	$11,134
01/17	$10,967	$11,015	$11,214
02/17	$11,395	$11,453	$11,617
03/17	$11,290	$11,466	$11,498
04/17	$11,371	$11,584	$11,477
05/17	$11,390	$11,747	$11,466
06/17	$11,543	$11,820	$11,653
07/17	$11,652	$12,063	$11,808
08/17	$11,600	$12,100	$11,670
09/17	$12,142	$12,350	$12,016
10/17	$12,271	$12,638	$12,103
11/17	$12,828	$13,026	$12,474
12/17	$13,086	$13,170	$12,656
01/18	$13,615	$13,924	$13,145
02/18	$12,867	$13,411	$12,518
03/18	$12,587	$13,070	$12,297
04/18	$12,682	$13,121	$12,338
05/18	$12,802	$13,436	$12,411
06/18	$12,807	$13,519	$12,442
07/18	$13,361	$14,022	$12,934
08/18	$13,405	$14,479	$13,125
09/18	$13,490	$14,562	$13,152
10/18	$12,537	$13,566	$12,471
11/18	$12,717	$13,843	$12,843
12/18	$11,477	$12,593	$11,610
01/19	$12,547	$13,602	$12,513
02/19	$12,787	$14,039	$12,913
03/19	$12,772	$14,312	$12,995
04/19	$13,466	$14,891	$13,456
05/19	$12,151	$13,945	$12,591
06/19	$13,189	$14,928	$13,495
07/19	$13,362	$15,142	$13,607
08/19	$12,772	$14,902	$13,206
09/19	$13,122	$15,181	$13,678
10/19	$13,471	$15,510	$13,869
11/19	$14,009	$16,073	$14,298
12/19	$14,528	$16,558	$14,691
01/20	$13,811	$16,551	$14,375
02/20	$12,485	$15,189	$12,983
03/20	$10,291	$13,313	$10,764
04/20	$11,724	$15,020	$11,974
05/20	$12,032	$15,735	$12,385
06/20	$12,328	$16,048	$12,302
07/20	$12,938	$16,953	$12,789
08/20	$13,548	$18,171	$13,317
09/20	$13,101	$17,481	$12,990
10/20	$12,871	$17,016	$12,820
11/20	$14,841	$18,879	$14,544
12/20	$15,416	$19,604	$15,102
01/21	$15,584	$19,407	$14,963
02/21	$16,667	$19,942	$15,868
03/21	$17,696	$20,815	$16,801
04/21	$18,382	$21,926	$17,473
05/21	$19,164	$22,079	$17,881
06/21	$18,659	$22,594	$17,676
07/21	$18,406	$23,131	$17,818
08/21	$18,490	$23,835	$18,171
09/21	$17,955	$22,726	$17,539
10/21	$19,014	$24,318	$18,429
11/21	$18,388	$24,150	$17,780
12/21	$19,480	$25,232	$18,901
01/22	$19,518	$23,926	$18,461
02/22	$19,876	$23,210	$18,247
03/22	$20,093	$24,072	$18,762
04/22	$18,963	$21,973	$17,704
05/22	$19,423	$22,013	$18,048
06/22	$17,419	$20,196	$16,471
07/22	$18,312	$22,058	$17,563
08/22	$18,032	$21,158	$17,040
09/22	$16,736	$19,210	$15,546
10/22	$18,663	$20,765	$17,140
11/22	$20,099	$21,925	$18,211
12/22	$19,269	$20,662	$17,477
01/23	$20,142	$21,961	$18,382
02/23	$19,450	$21,425	$17,734
03/23	$18,985	$22,211	$17,652
04/23	$19,036	$22,558	$17,918
05/23	$18,260	$22,656	$17,227
06/23	$19,612	$24,153	$18,372
07/23	$20,252	$24,929	$19,018
08/23	$19,373	$24,532	$18,504
09/23	$18,629	$23,362	$17,790
10/23	$18,176	$22,871	$17,162
11/23	$19,276	$24,960	$18,457
12/23	$20,334	$26,094	$19,480
01/24	$20,226	$26,532	$19,500
02/24	$20,676	$27,949	$20,219
03/24	$22,052	$28,848	$21,230
04/24	$21,414	$27,670	$20,323
05/24	$22,401	$29,042	$20,968
06/24	$22,105	$30,084	$20,770
07/24	$22,971	$30,450	$21,832
08/24	$23,219	$31,189	$22,418
09/24	$23,488	$31,855	$22,729
10/24	$23,166	$31,566	$22,479
11/24	$24,327	$33,419	$23,914
12/24	$22,885	$32,622	$22,279
01/25	$23,794	$33,531	$23,310
02/25	$23,808	$33,093	$23,405
03/25	$23,537	$31,229	$22,755
04/25	$22,795	$31,017	$22,061
05/25	$23,988	$32,969	$22,836
06/25	$24,945	$34,646	$23,616
07/25	$24,841	$35,424	$23,752
08/25	$26,152	$36,142	$24,509
09/25	$26,769	$37,461	$24,875
10/25	$27,233	$38,338	$24,985
11/25	$28,128	$38,432	$25,648
12/25	$29,203	$38,455	$25,822
01/26	$30,613	$39,013	$27,001
02/26	$32,099	$38,717	$27,701
03/26	$29,957	$36,789	$26,365
04/26	$31,842	$40,649	$28,515
05/26	$32,702	$42,788	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	36.33	11.28	13.25
Class A (including sales charges)	28.49	9.97	12.58
S&P 500® Index	29.78	14.15	15.65
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,018,175,580
Total number of portfolio holdings	41
Management services fees (represents 0.66% of Fund average net assets)	$17,775,205
Portfolio turnover for the reporting period	43%

Columbia Select Large Cap Value Fund | Class A | ASR216-01_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.4%
Financials	18.0%
Industrials	13.2%
Health Care	12.4%
Energy	8.8%
Consumer Staples	5.9%
Consumer Discretionary	5.3%
Materials	4.8%
Communication Services	4.6%
Real Estate	3.6%
Other	2.9%

Top Holdings

Table Summary
Salesforce, Inc.	3.8%
American Tower Corp.	3.6%
Micron Technology, Inc.	3.6%
Southwest Airlines Co.	3.3%
Constellation Brands, Inc., Class A	3.2%
EPAM Systems, Inc.	3.2%
Boeing Co. (The)	3.1%
Broadcom, Inc.	3.1%
Centene Corp.	3.1%
Morgan Stanley	3.1%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Value Fund | Class A | ASR216-01_(07/26) |

Columbia Select Large Cap Value Fund

Class C | SVLCX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$185	1.57%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, energy and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the energy, consumer discretionary and financials sectors lifted the Fund’s relative performance during the period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Applied Materials, a supplier of semiconductor manufacturing equipment; TechnipFMC, a provider of energy services and subsea engineering solutions; Caterpillar, a global manufacturer of construction and mining equipment; and Freeport-McMoRan, a leading copper and gold mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology, consumer staples, real estate and consumer discretionary sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight in the communication services and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; Constellation Brands, a producer and marketer of beer, wine, and spirits; American Tower Corp., a global owner and operator of wireless communications infrastructure; and American International Group, a multinational insurance and financial services organization, were top detractors from the Fund’s relative performance during the period.

Columbia Select Large Cap Value Fund | Class C | ASR216-04_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Large Cap Value Fund Class C (including sales charges) ($32,209)	S&P 500® Index ($42,788)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$9,995	$10,026	$10,086
07/16	$10,358	$10,396	$10,379
08/16	$10,504	$10,410	$10,459
09/16	$10,524	$10,412	$10,438
10/16	$10,434	$10,222	$10,276
11/16	$11,246	$10,601	$10,863
12/16	$11,516	$10,810	$11,134
01/17	$11,582	$11,015	$11,214
02/17	$12,029	$11,453	$11,617
03/17	$11,914	$11,466	$11,498
04/17	$11,991	$11,584	$11,477
05/17	$12,002	$11,747	$11,466
06/17	$12,154	$11,820	$11,653
07/17	$12,264	$12,063	$11,808
08/17	$12,198	$12,100	$11,670
09/17	$12,760	$12,350	$12,016
10/17	$12,891	$12,638	$12,103
11/17	$13,464	$13,026	$12,474
12/17	$13,728	$13,170	$12,656
01/18	$14,269	$13,924	$13,145
02/18	$13,477	$13,411	$12,518
03/18	$13,181	$13,070	$12,297
04/18	$13,266	$13,121	$12,338
05/18	$13,386	$13,436	$12,411
06/18	$13,380	$13,519	$12,442
07/18	$13,950	$14,022	$12,934
08/18	$13,990	$14,479	$13,125
09/18	$14,070	$14,562	$13,152
10/18	$13,067	$13,566	$12,471
11/18	$13,249	$13,843	$12,843
12/18	$11,951	$12,593	$11,610
01/19	$13,055	$13,602	$12,513
02/19	$13,298	$14,039	$12,913
03/19	$13,268	$14,312	$12,995
04/19	$13,986	$14,891	$13,456
05/19	$12,610	$13,945	$12,591
06/19	$13,677	$14,928	$13,495
07/19	$13,849	$15,142	$13,607
08/19	$13,227	$14,902	$13,206
09/19	$13,583	$15,181	$13,678
10/19	$13,938	$15,510	$13,869
11/19	$14,484	$16,073	$14,298
12/19	$15,008	$16,558	$14,691
01/20	$14,265	$16,551	$14,375
02/20	$12,881	$15,189	$12,983
03/20	$10,613	$13,313	$10,764
04/20	$12,087	$15,020	$11,974
05/20	$12,398	$15,735	$12,385
06/20	$12,690	$16,048	$12,302
07/20	$13,312	$16,953	$12,789
08/20	$13,928	$18,171	$13,317
09/20	$13,458	$17,481	$12,990
10/20	$13,217	$17,016	$12,820
11/20	$15,231	$18,879	$14,544
12/20	$15,814	$19,604	$15,102
01/21	$15,971	$19,407	$14,963
02/21	$17,071	$19,942	$15,868
03/21	$18,116	$20,815	$16,801
04/21	$18,806	$21,926	$17,473
05/21	$19,592	$22,079	$17,881
06/21	$19,066	$22,594	$17,676
07/21	$18,799	$23,131	$17,818
08/21	$18,868	$23,835	$18,171
09/21	$18,307	$22,726	$17,539
10/21	$19,380	$24,318	$18,429
11/21	$18,731	$24,150	$17,780
12/21	$19,830	$25,232	$18,901
01/22	$19,859	$23,926	$18,461
02/22	$20,206	$23,210	$18,247
03/22	$20,416	$24,072	$18,762
04/22	$19,258	$21,973	$17,704
05/22	$19,707	$22,013	$18,048
06/22	$17,667	$20,196	$16,471
07/22	$18,564	$22,058	$17,563
08/22	$18,260	$21,158	$17,040
09/22	$16,937	$19,210	$15,546
10/22	$18,875	$20,765	$17,140
11/22	$20,322	$21,925	$18,211
12/22	$19,468	$20,662	$17,477
01/23	$20,342	$21,961	$18,382
02/23	$19,628	$21,425	$17,734
03/23	$19,148	$22,211	$17,652
04/23	$19,192	$22,558	$17,918
05/23	$18,391	$22,656	$17,227
06/23	$19,745	$24,153	$18,372
07/23	$20,371	$24,929	$19,018
08/23	$19,475	$24,532	$18,504
09/23	$18,711	$23,362	$17,790
10/23	$18,245	$22,871	$17,162
11/23	$19,344	$24,960	$18,457
12/23	$20,388	$26,094	$19,480
01/24	$20,275	$26,532	$19,500
02/24	$20,704	$27,949	$20,219
03/24	$22,072	$28,848	$21,230
04/24	$21,426	$27,670	$20,323
05/24	$22,396	$29,042	$20,968
06/24	$22,087	$30,084	$20,770
07/24	$22,937	$30,450	$21,832
08/24	$23,163	$31,189	$22,418
09/24	$23,418	$31,855	$22,729
10/24	$23,088	$31,566	$22,479
11/24	$24,223	$33,419	$23,914
12/24	$22,773	$32,622	$22,279
01/25	$23,663	$33,531	$23,310
02/25	$23,663	$33,093	$23,405
03/25	$23,377	$31,229	$22,755
04/25	$22,634	$31,017	$22,061
05/25	$23,802	$32,969	$22,836
06/25	$24,731	$34,646	$23,616
07/25	$24,615	$35,424	$23,752
08/25	$25,899	$36,142	$24,509
09/25	$26,487	$37,461	$24,875
10/25	$26,936	$38,338	$24,985
11/25	$27,803	$38,432	$25,648
12/25	$28,842	$38,455	$25,822
01/26	$30,226	$39,013	$27,001
02/26	$31,669	$38,717	$27,701
03/26	$29,534	$36,789	$26,365
04/26	$31,374	$40,649	$28,515
05/26	$32,209	$42,788	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	35.32	10.45	12.41
Class C (including sales charges)	34.32	10.45	12.41
S&P 500® Index	29.78	14.15	15.65
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,018,175,580
Total number of portfolio holdings	41
Management services fees (represents 0.66% of Fund average net assets)	$17,775,205
Portfolio turnover for the reporting period	43%

Columbia Select Large Cap Value Fund | Class C | ASR216-04_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.4%
Financials	18.0%
Industrials	13.2%
Health Care	12.4%
Energy	8.8%
Consumer Staples	5.9%
Consumer Discretionary	5.3%
Materials	4.8%
Communication Services	4.6%
Real Estate	3.6%
Other	2.9%

Top Holdings

Table Summary
Salesforce, Inc.	3.8%
American Tower Corp.	3.6%
Micron Technology, Inc.	3.6%
Southwest Airlines Co.	3.3%
Constellation Brands, Inc., Class A	3.2%
EPAM Systems, Inc.	3.2%
Boeing Co. (The)	3.1%
Broadcom, Inc.	3.1%
Centene Corp.	3.1%
Morgan Stanley	3.1%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Value Fund | Class C | ASR216-04_(07/26) |

Columbia Select Large Cap Value Fund

Institutional Class | CSVZX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$67	0.57%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, energy and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the energy, consumer discretionary and financials sectors lifted the Fund’s relative performance during the period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Applied Materials, a supplier of semiconductor manufacturing equipment; TechnipFMC, a provider of energy services and subsea engineering solutions; Caterpillar, a global manufacturer of construction and mining equipment; and Freeport-McMoRan, a leading copper and gold mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology, consumer staples, real estate and consumer discretionary sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight in the communication services and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; Constellation Brands, a producer and marketer of beer, wine, and spirits; American Tower Corp., a global owner and operator of wireless communications infrastructure; and American International Group, a multinational insurance and financial services organization, were top detractors from the Fund’s relative performance during the period.

Columbia Select Large Cap Value Fund | Institutional Class | ASR216-08_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Large Cap Value Fund Institutional Class ($35,588)	S&P 500® Index ($42,788)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,000	$10,026	$10,086
07/16	$10,375	$10,396	$10,379
08/16	$10,529	$10,410	$10,459
09/16	$10,560	$10,412	$10,438
10/16	$10,474	$10,222	$10,276
11/16	$11,297	$10,601	$10,863
12/16	$11,586	$10,810	$11,134
01/17	$11,655	$11,015	$11,214
02/17	$12,114	$11,453	$11,617
03/17	$12,012	$11,466	$11,498
04/17	$12,100	$11,584	$11,477
05/17	$12,119	$11,747	$11,466
06/17	$12,285	$11,820	$11,653
07/17	$12,403	$12,063	$11,808
08/17	$12,349	$12,100	$11,670
09/17	$12,931	$12,350	$12,016
10/17	$13,073	$12,638	$12,103
11/17	$13,664	$13,026	$12,474
12/17	$13,945	$13,170	$12,656
01/18	$14,509	$13,924	$13,145
02/18	$13,715	$13,411	$12,518
03/18	$13,423	$13,070	$12,297
04/18	$13,525	$13,121	$12,338
05/18	$13,653	$13,436	$12,411
06/18	$13,664	$13,519	$12,442
07/18	$14,253	$14,022	$12,934
08/18	$14,304	$14,479	$13,125
09/18	$14,402	$14,562	$13,152
10/18	$13,387	$13,566	$12,471
11/18	$13,581	$13,843	$12,843
12/18	$12,259	$12,593	$11,610
01/19	$13,408	$13,602	$12,513
02/19	$13,666	$14,039	$12,913
03/19	$13,650	$14,312	$12,995
04/19	$14,401	$14,891	$13,456
05/19	$12,989	$13,945	$12,591
06/19	$14,106	$14,928	$13,495
07/19	$14,294	$15,142	$13,607
08/19	$13,666	$14,902	$13,206
09/19	$14,042	$15,181	$13,678
10/19	$14,423	$15,510	$13,869
11/19	$14,997	$16,073	$14,298
12/19	$15,556	$16,558	$14,691
01/20	$14,796	$16,551	$14,375
02/20	$13,375	$15,189	$12,983
03/20	$11,027	$13,313	$10,764
04/20	$12,569	$15,020	$11,974
05/20	$12,897	$15,735	$12,385
06/20	$13,220	$16,048	$12,302
07/20	$13,876	$16,953	$12,789
08/20	$14,532	$18,171	$13,317
09/20	$14,054	$17,481	$12,990
10/20	$13,818	$17,016	$12,820
11/20	$15,930	$18,879	$14,544
12/20	$16,556	$19,604	$15,102
01/21	$16,736	$19,407	$14,963
02/21	$17,898	$19,942	$15,868
03/21	$19,011	$20,815	$16,801
04/21	$19,753	$21,926	$17,473
05/21	$20,593	$22,079	$17,881
06/21	$20,056	$22,594	$17,676
07/21	$19,790	$23,131	$17,818
08/21	$19,883	$23,835	$18,171
09/21	$19,314	$22,726	$17,539
10/21	$20,457	$24,318	$18,429
11/21	$19,790	$24,150	$17,780
12/21	$20,968	$25,232	$18,901
01/22	$21,013	$23,926	$18,461
02/22	$21,400	$23,210	$18,247
03/22	$21,643	$24,072	$18,762
04/22	$20,430	$21,973	$17,704
05/22	$20,922	$22,013	$18,048
06/22	$18,772	$20,196	$16,471
07/22	$19,742	$22,058	$17,563
08/22	$19,440	$21,158	$17,040
09/22	$18,044	$19,210	$15,546
10/22	$20,129	$20,765	$17,140
11/22	$21,682	$21,925	$18,211
12/22	$20,794	$20,662	$17,477
01/23	$21,740	$21,961	$18,382
02/23	$20,994	$21,425	$17,734
03/23	$20,502	$22,211	$17,652
04/23	$20,562	$22,558	$17,918
05/23	$19,723	$22,656	$17,227
06/23	$21,187	$24,153	$18,372
07/23	$21,886	$24,929	$19,018
08/23	$20,934	$24,532	$18,504
09/23	$20,136	$23,362	$17,790
10/23	$19,650	$22,871	$17,162
11/23	$20,841	$24,960	$18,457
12/23	$21,990	$26,094	$19,480
01/24	$21,886	$26,532	$19,500
02/24	$22,370	$27,949	$20,219
03/24	$23,870	$28,848	$21,230
04/24	$23,186	$27,670	$20,323
05/24	$24,257	$29,042	$20,968
06/24	$23,946	$30,084	$20,770
07/24	$24,886	$30,450	$21,832
08/24	$25,155	$31,189	$22,418
09/24	$25,452	$31,855	$22,729
10/24	$25,114	$31,566	$22,479
11/24	$26,372	$33,419	$23,914
12/24	$24,813	$32,622	$22,279
01/25	$25,806	$33,531	$23,310
02/25	$25,828	$33,093	$23,405
03/25	$25,535	$31,229	$22,755
04/25	$24,742	$31,017	$22,061
05/25	$26,042	$32,969	$22,836
06/25	$27,086	$34,646	$23,616
07/25	$26,978	$35,424	$23,752
08/25	$28,408	$36,142	$24,509
09/25	$29,080	$37,461	$24,875
10/25	$29,594	$38,338	$24,985
11/25	$30,573	$38,432	$25,648
12/25	$31,742	$38,455	$25,822
01/26	$33,293	$39,013	$27,001
02/26	$34,913	$38,717	$27,701
03/26	$32,587	$36,789	$26,365
04/26	$34,642	$40,649	$28,515
05/26	$35,588	$42,788	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	36.65	11.56	13.54
S&P 500® Index	29.78	14.15	15.65
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,018,175,580
Total number of portfolio holdings	41
Management services fees (represents 0.66% of Fund average net assets)	$17,775,205
Portfolio turnover for the reporting period	43%

Columbia Select Large Cap Value Fund | Institutional Class | ASR216-08_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.4%
Financials	18.0%
Industrials	13.2%
Health Care	12.4%
Energy	8.8%
Consumer Staples	5.9%
Consumer Discretionary	5.3%
Materials	4.8%
Communication Services	4.6%
Real Estate	3.6%
Other	2.9%

Top Holdings

Table Summary
Salesforce, Inc.	3.8%
American Tower Corp.	3.6%
Micron Technology, Inc.	3.6%
Southwest Airlines Co.	3.3%
Constellation Brands, Inc., Class A	3.2%
EPAM Systems, Inc.	3.2%
Boeing Co. (The)	3.1%
Broadcom, Inc.	3.1%
Centene Corp.	3.1%
Morgan Stanley	3.1%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Value Fund | Institutional Class | ASR216-08_(07/26) |

Columbia Select Large Cap Value Fund

Institutional 2 Class | SLVIX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$59	0.50%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, energy and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the energy, consumer discretionary and financials sectors lifted the Fund’s relative performance during the period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Applied Materials, a supplier of semiconductor manufacturing equipment; TechnipFMC, a provider of energy services and subsea engineering solutions; Caterpillar, a global manufacturer of construction and mining equipment; and Freeport-McMoRan, a leading copper and gold mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology, consumer staples, real estate and consumer discretionary sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight in the communication services and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; Constellation Brands, a producer and marketer of beer, wine, and spirits; American Tower Corp., a global owner and operator of wireless communications infrastructure; and American International Group, a multinational insurance and financial services organization, were top detractors from the Fund’s relative performance during the period.

Columbia Select Large Cap Value Fund | Institutional 2 Class | ASR216-15_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Large Cap Value Fund Institutional 2 Class ($35,822)	S&P 500® Index ($42,788)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,000	$10,026	$10,086
07/16	$10,375	$10,396	$10,379
08/16	$10,528	$10,410	$10,459
09/16	$10,565	$10,412	$10,438
10/16	$10,479	$10,222	$10,276
11/16	$11,305	$10,601	$10,863
12/16	$11,590	$10,810	$11,134
01/17	$11,663	$11,015	$11,214
02/17	$12,123	$11,453	$11,617
03/17	$12,020	$11,466	$11,498
04/17	$12,108	$11,584	$11,477
05/17	$12,133	$11,747	$11,466
06/17	$12,299	$11,820	$11,653
07/17	$12,416	$12,063	$11,808
08/17	$12,362	$12,100	$11,670
09/17	$12,944	$12,350	$12,016
10/17	$13,086	$12,638	$12,103
11/17	$13,683	$13,026	$12,474
12/17	$13,959	$13,170	$12,656
01/18	$14,529	$13,924	$13,145
02/18	$13,734	$13,411	$12,518
03/18	$13,441	$13,070	$12,297
04/18	$13,544	$13,121	$12,338
05/18	$13,672	$13,436	$12,411
06/18	$13,682	$13,519	$12,442
07/18	$14,278	$14,022	$12,934
08/18	$14,329	$14,479	$13,125
09/18	$14,421	$14,562	$13,152
10/18	$13,410	$13,566	$12,471
11/18	$13,605	$13,843	$12,843
12/18	$12,284	$12,593	$11,610
01/19	$13,430	$13,602	$12,513
02/19	$13,688	$14,039	$12,913
03/19	$13,672	$14,312	$12,995
04/19	$14,425	$14,891	$13,456
05/19	$13,015	$13,945	$12,591
06/19	$14,134	$14,928	$13,495
07/19	$14,322	$15,142	$13,607
08/19	$13,693	$14,902	$13,206
09/19	$14,070	$15,181	$13,678
10/19	$14,451	$15,510	$13,869
11/19	$15,027	$16,073	$14,298
12/19	$15,588	$16,558	$14,691
01/20	$14,827	$16,551	$14,375
02/20	$13,403	$15,189	$12,983
03/20	$11,050	$13,313	$10,764
04/20	$12,595	$15,020	$11,974
05/20	$12,930	$15,735	$12,385
06/20	$13,247	$16,048	$12,302
07/20	$13,916	$16,953	$12,789
08/20	$14,573	$18,171	$13,317
09/20	$14,089	$17,481	$12,990
10/20	$13,852	$17,016	$12,820
11/20	$15,975	$18,879	$14,544
12/20	$16,600	$19,604	$15,102
01/21	$16,780	$19,407	$14,963
02/21	$17,952	$19,942	$15,868
03/21	$19,067	$20,815	$16,801
04/21	$19,811	$21,926	$17,473
05/21	$20,654	$22,079	$17,881
06/21	$20,115	$22,594	$17,676
07/21	$19,855	$23,131	$17,818
08/21	$19,941	$23,835	$18,171
09/21	$19,371	$22,726	$17,539
10/21	$20,524	$24,318	$18,429
11/21	$19,855	$24,150	$17,780
12/21	$21,035	$25,232	$18,901
01/22	$21,081	$23,926	$18,461
02/22	$21,475	$23,210	$18,247
03/22	$21,719	$24,072	$18,762
04/22	$20,502	$21,973	$17,704
05/22	$20,995	$22,013	$18,048
06/22	$18,839	$20,196	$16,471
07/22	$19,812	$22,058	$17,563
08/22	$19,509	$21,158	$17,040
09/22	$18,109	$19,210	$15,546
10/22	$20,200	$20,765	$17,140
11/22	$21,765	$21,925	$18,211
12/22	$20,873	$20,662	$17,477
01/23	$21,829	$21,961	$18,382
02/23	$21,081	$21,425	$17,734
03/23	$20,586	$22,211	$17,652
04/23	$20,646	$22,558	$17,918
05/23	$19,804	$22,656	$17,227
06/23	$21,281	$24,153	$18,372
07/23	$21,983	$24,929	$19,018
08/23	$21,027	$24,532	$18,504
09/23	$20,225	$23,362	$17,790
10/23	$19,744	$22,871	$17,162
11/23	$20,940	$24,960	$18,457
12/23	$22,098	$26,094	$19,480
01/24	$21,993	$26,532	$19,500
02/24	$22,479	$27,949	$20,219
03/24	$23,986	$28,848	$21,230
04/24	$23,299	$27,670	$20,323
05/24	$24,375	$29,042	$20,968
06/24	$24,069	$30,084	$20,770
07/24	$25,013	$30,450	$21,832
08/24	$25,291	$31,189	$22,418
09/24	$25,590	$31,855	$22,729
10/24	$25,249	$31,566	$22,479
11/24	$26,513	$33,419	$23,914
12/24	$24,953	$32,622	$22,279
01/25	$25,952	$33,531	$23,310
02/25	$25,973	$33,093	$23,405
03/25	$25,686	$31,229	$22,755
04/25	$24,888	$31,017	$22,061
05/25	$26,196	$32,969	$22,836
06/25	$27,245	$34,646	$23,616
07/25	$27,145	$35,424	$23,752
08/25	$28,582	$36,142	$24,509
09/25	$29,264	$37,461	$24,875
10/25	$29,774	$38,338	$24,985
11/25	$30,766	$38,432	$25,648
12/25	$31,946	$38,455	$25,822
01/26	$33,506	$39,013	$27,001
02/26	$35,136	$38,717	$27,701
03/26	$32,796	$36,789	$26,365
04/26	$34,870	$40,649	$28,515
05/26	$35,822	$42,788	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	36.74	11.64	13.61
S&P 500® Index	29.78	14.15	15.65
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,018,175,580
Total number of portfolio holdings	41
Management services fees (represents 0.66% of Fund average net assets)	$17,775,205
Portfolio turnover for the reporting period	43%

Columbia Select Large Cap Value Fund | Institutional 2 Class | ASR216-15_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.4%
Financials	18.0%
Industrials	13.2%
Health Care	12.4%
Energy	8.8%
Consumer Staples	5.9%
Consumer Discretionary	5.3%
Materials	4.8%
Communication Services	4.6%
Real Estate	3.6%
Other	2.9%

Top Holdings

Table Summary
Salesforce, Inc.	3.8%
American Tower Corp.	3.6%
Micron Technology, Inc.	3.6%
Southwest Airlines Co.	3.3%
Constellation Brands, Inc., Class A	3.2%
EPAM Systems, Inc.	3.2%
Boeing Co. (The)	3.1%
Broadcom, Inc.	3.1%
Centene Corp.	3.1%
Morgan Stanley	3.1%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Value Fund | Institutional 2 Class | ASR216-15_(07/26) |

Columbia Select Large Cap Value Fund

Institutional 3 Class | CSRYX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$54	0.46%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, energy and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the energy, consumer discretionary and financials sectors lifted the Fund’s relative performance during the period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Applied Materials, a supplier of semiconductor manufacturing equipment; TechnipFMC, a provider of energy services and subsea engineering solutions; Caterpillar, a global manufacturer of construction and mining equipment; and Freeport-McMoRan, a leading copper and gold mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology, consumer staples, real estate and consumer discretionary sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight in the communication services and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; Constellation Brands, a producer and marketer of beer, wine, and spirits; American Tower Corp., a global owner and operator of wireless communications infrastructure; and American International Group, a multinational insurance and financial services organization, were top detractors from the Fund’s relative performance during the period.

Columbia Select Large Cap Value Fund | Institutional 3 Class | ASR216-17_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Large Cap Value Fund Institutional 3 Class ($36,003)	S&P 500® Index ($42,788)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,000	$10,026	$10,086
07/16	$10,379	$10,396	$10,379
08/16	$10,531	$10,410	$10,459
09/16	$10,566	$10,412	$10,438
10/16	$10,481	$10,222	$10,276
11/16	$11,306	$10,601	$10,863
12/16	$11,596	$10,810	$11,134
01/17	$11,668	$11,015	$11,214
02/17	$12,131	$11,453	$11,617
03/17	$12,025	$11,466	$11,498
04/17	$12,117	$11,584	$11,477
05/17	$12,136	$11,747	$11,466
06/17	$12,305	$11,820	$11,653
07/17	$12,426	$12,063	$11,808
08/17	$12,373	$12,100	$11,670
09/17	$12,956	$12,350	$12,016
10/17	$13,096	$12,638	$12,103
11/17	$13,694	$13,026	$12,474
12/17	$13,973	$13,170	$12,656
01/18	$14,540	$13,924	$13,145
02/18	$13,745	$13,411	$12,518
03/18	$13,452	$13,070	$12,297
04/18	$13,558	$13,121	$12,338
05/18	$13,690	$13,436	$12,411
06/18	$13,695	$13,519	$12,442
07/18	$14,292	$14,022	$12,934
08/18	$14,348	$14,479	$13,125
09/18	$14,444	$14,562	$13,152
10/18	$13,427	$13,566	$12,471
11/18	$13,624	$13,843	$12,843
12/18	$12,296	$12,593	$11,610
01/19	$13,452	$13,602	$12,513
02/19	$13,706	$14,039	$12,913
03/19	$13,696	$14,312	$12,995
04/19	$14,449	$14,891	$13,456
05/19	$13,038	$13,945	$12,591
06/19	$14,152	$14,928	$13,495
07/19	$14,343	$15,142	$13,607
08/19	$13,717	$14,902	$13,206
09/19	$14,099	$15,181	$13,678
10/19	$14,480	$15,510	$13,869
11/19	$15,058	$16,073	$14,298
12/19	$15,619	$16,558	$14,691
01/20	$14,858	$16,551	$14,375
02/20	$13,432	$15,189	$12,983
03/20	$11,074	$13,313	$10,764
04/20	$12,625	$15,020	$11,974
05/20	$12,960	$15,735	$12,385
06/20	$13,278	$16,048	$12,302
07/20	$13,943	$16,953	$12,789
08/20	$14,608	$18,171	$13,317
09/20	$14,125	$17,481	$12,990
10/20	$13,886	$17,016	$12,820
11/20	$16,017	$18,879	$14,544
12/20	$16,639	$19,604	$15,102
01/21	$16,822	$19,407	$14,963
02/21	$17,994	$19,942	$15,868
03/21	$19,117	$20,815	$16,801
04/21	$19,861	$21,926	$17,473
05/21	$20,709	$22,079	$17,881
06/21	$20,172	$22,594	$17,676
07/21	$19,904	$23,131	$17,818
08/21	$20,001	$23,835	$18,171
09/21	$19,428	$22,726	$17,539
10/21	$20,581	$24,318	$18,429
11/21	$19,910	$24,150	$17,780
12/21	$21,094	$25,232	$18,901
01/22	$21,145	$23,926	$18,461
02/22	$21,540	$23,210	$18,247
03/22	$21,779	$24,072	$18,762
04/22	$20,563	$21,973	$17,704
05/22	$21,061	$22,013	$18,048
06/22	$18,901	$20,196	$16,471
07/22	$19,877	$22,058	$17,563
08/22	$19,573	$21,158	$17,040
09/22	$18,170	$19,210	$15,546
10/22	$20,272	$20,765	$17,140
11/22	$21,837	$21,925	$18,211
12/22	$20,944	$20,662	$17,477
01/23	$21,904	$21,961	$18,382
02/23	$21,155	$21,425	$17,734
03/23	$20,655	$22,211	$17,652
04/23	$20,721	$22,558	$17,918
05/23	$19,879	$22,656	$17,227
06/23	$21,359	$24,153	$18,372
07/23	$22,062	$24,929	$19,018
08/23	$21,109	$24,532	$18,504
09/23	$20,300	$23,362	$17,790
10/23	$19,820	$22,871	$17,162
11/23	$21,023	$24,960	$18,457
12/23	$22,184	$26,094	$19,480
01/24	$22,075	$26,532	$19,500
02/24	$22,574	$27,949	$20,219
03/24	$24,083	$28,848	$21,230
04/24	$23,393	$27,670	$20,323
05/24	$24,479	$29,042	$20,968
06/24	$24,164	$30,084	$20,770
07/24	$25,120	$30,450	$21,832
08/24	$25,394	$31,189	$22,418
09/24	$25,701	$31,855	$22,729
10/24	$25,359	$31,566	$22,479
11/24	$26,629	$33,419	$23,914
12/24	$25,064	$32,622	$22,279
01/25	$26,067	$33,531	$23,310
02/25	$26,088	$33,093	$23,405
03/25	$25,798	$31,229	$22,755
04/25	$25,000	$31,017	$22,061
05/25	$26,314	$32,969	$22,836
06/25	$27,374	$34,646	$23,616
07/25	$27,268	$35,424	$23,752
08/25	$28,716	$36,142	$24,509
09/25	$29,401	$37,461	$24,875
10/25	$29,917	$38,338	$24,985
11/25	$30,913	$38,432	$25,648
12/25	$32,098	$38,455	$25,822
01/26	$33,667	$39,013	$27,001
02/26	$35,314	$38,717	$27,701
03/26	$32,963	$36,789	$26,365
04/26	$35,046	$40,649	$28,515
05/26	$36,003	$42,788	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	36.82	11.70	13.67
S&P 500® Index	29.78	14.15	15.65
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,018,175,580
Total number of portfolio holdings	41
Management services fees (represents 0.66% of Fund average net assets)	$17,775,205
Portfolio turnover for the reporting period	43%

Columbia Select Large Cap Value Fund | Institutional 3 Class | ASR216-17_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.4%
Financials	18.0%
Industrials	13.2%
Health Care	12.4%
Energy	8.8%
Consumer Staples	5.9%
Consumer Discretionary	5.3%
Materials	4.8%
Communication Services	4.6%
Real Estate	3.6%
Other	2.9%

Top Holdings

Table Summary
Salesforce, Inc.	3.8%
American Tower Corp.	3.6%
Micron Technology, Inc.	3.6%
Southwest Airlines Co.	3.3%
Constellation Brands, Inc., Class A	3.2%
EPAM Systems, Inc.	3.2%
Boeing Co. (The)	3.1%
Broadcom, Inc.	3.1%
Centene Corp.	3.1%
Morgan Stanley	3.1%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Value Fund | Institutional 3 Class | ASR216-17_(07/26) |

Columbia Select Large Cap Value Fund

Class R | SLVRX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$126	1.07%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, energy and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the energy, consumer discretionary and financials sectors lifted the Fund’s relative performance during the period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Applied Materials, a supplier of semiconductor manufacturing equipment; TechnipFMC, a provider of energy services and subsea engineering solutions; Caterpillar, a global manufacturer of construction and mining equipment; and Freeport-McMoRan, a leading copper and gold mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology, consumer staples, real estate and consumer discretionary sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight in the communication services and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; Constellation Brands, a producer and marketer of beer, wine, and spirits; American Tower Corp., a global owner and operator of wireless communications infrastructure; and American International Group, a multinational insurance and financial services organization, were top detractors from the Fund’s relative performance during the period.

Columbia Select Large Cap Value Fund | Class R | ASR216-12_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Large Cap Value Fund Class R ($33,878)	S&P 500® Index ($42,788)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$9,995	$10,026	$10,086
07/16	$10,364	$10,396	$10,379
08/16	$10,516	$10,410	$10,459
09/16	$10,544	$10,412	$10,438
10/16	$10,454	$10,222	$10,276
11/16	$11,268	$10,601	$10,863
12/16	$11,549	$10,810	$11,134
01/17	$11,616	$11,015	$11,214
02/17	$12,071	$11,453	$11,617
03/17	$11,959	$11,466	$11,498
04/17	$12,046	$11,584	$11,477
05/17	$12,061	$11,747	$11,466
06/17	$12,220	$11,820	$11,653
07/17	$12,332	$12,063	$11,808
08/17	$12,276	$12,100	$11,670
09/17	$12,844	$12,350	$12,016
10/17	$12,982	$12,638	$12,103
11/17	$13,565	$13,026	$12,474
12/17	$13,831	$13,170	$12,656
01/18	$14,388	$13,924	$13,145
02/18	$13,595	$13,411	$12,518
03/18	$13,301	$13,070	$12,297
04/18	$13,392	$13,121	$12,338
05/18	$13,520	$13,436	$12,411
06/18	$13,520	$13,519	$12,442
07/18	$14,099	$14,022	$12,934
08/18	$14,147	$14,479	$13,125
09/18	$14,233	$14,562	$13,152
10/18	$13,226	$13,566	$12,471
11/18	$13,413	$13,843	$12,843
12/18	$12,102	$12,593	$11,610
01/19	$13,231	$13,602	$12,513
02/19	$13,477	$14,039	$12,913
03/19	$13,460	$14,312	$12,995
04/19	$14,193	$14,891	$13,456
05/19	$12,801	$13,945	$12,591
06/19	$13,891	$14,928	$13,495
07/19	$14,070	$15,142	$13,607
08/19	$13,444	$14,902	$13,206
09/19	$13,812	$15,181	$13,678
10/19	$14,176	$15,510	$13,869
11/19	$14,735	$16,073	$14,298
12/19	$15,281	$16,558	$14,691
01/20	$14,527	$16,551	$14,375
02/20	$13,126	$15,189	$12,983
03/20	$10,816	$13,313	$10,764
04/20	$12,324	$15,020	$11,974
05/20	$12,641	$15,735	$12,385
06/20	$12,953	$16,048	$12,302
07/20	$13,593	$16,953	$12,789
08/20	$14,228	$18,171	$13,317
09/20	$13,755	$17,481	$12,990
10/20	$13,515	$17,016	$12,820
11/20	$15,580	$18,879	$14,544
12/20	$16,185	$19,604	$15,102
01/21	$16,352	$19,407	$14,963
02/21	$17,484	$19,942	$15,868
03/21	$18,565	$20,815	$16,801
04/21	$19,279	$21,926	$17,473
05/21	$20,096	$22,079	$17,881
06/21	$19,562	$22,594	$17,676
07/21	$19,299	$23,131	$17,818
08/21	$19,376	$23,835	$18,171
09/21	$18,816	$22,726	$17,539
10/21	$19,923	$24,318	$18,429
11/21	$19,266	$24,150	$17,780
12/21	$20,401	$25,232	$18,901
01/22	$20,442	$23,926	$18,461
02/22	$20,810	$23,210	$18,247
03/22	$21,035	$24,072	$18,762
04/22	$19,849	$21,973	$17,704
05/22	$20,319	$22,013	$18,048
06/22	$18,227	$20,196	$16,471
07/22	$19,154	$22,058	$17,563
08/22	$18,854	$21,158	$17,040
09/22	$17,497	$19,210	$15,546
10/22	$19,501	$20,765	$17,140
11/22	$21,001	$21,925	$18,211
12/22	$20,137	$20,662	$17,477
01/23	$21,040	$21,961	$18,382
02/23	$20,316	$21,425	$17,734
03/23	$19,827	$22,211	$17,652
04/23	$19,875	$22,558	$17,918
05/23	$19,055	$22,656	$17,227
06/23	$20,468	$24,153	$18,372
07/23	$21,130	$24,929	$19,018
08/23	$20,206	$24,532	$18,504
09/23	$19,427	$23,362	$17,790
10/23	$18,951	$22,871	$17,162
11/23	$20,089	$24,960	$18,457
12/23	$21,189	$26,094	$19,480
01/24	$21,074	$26,532	$19,500
02/24	$21,539	$27,949	$20,219
03/24	$22,966	$28,848	$21,230
04/24	$22,302	$27,670	$20,323
05/24	$23,316	$29,042	$20,968
06/24	$23,016	$30,084	$20,770
07/24	$23,909	$30,450	$21,832
08/24	$24,159	$31,189	$22,418
09/24	$24,430	$31,855	$22,729
10/24	$24,094	$31,566	$22,479
11/24	$25,294	$33,419	$23,914
12/24	$23,786	$32,622	$22,279
01/25	$24,728	$33,531	$23,310
02/25	$24,736	$33,093	$23,405
03/25	$24,448	$31,229	$22,755
04/25	$23,683	$31,017	$22,061
05/25	$24,912	$32,969	$22,836
06/25	$25,899	$34,646	$23,616
07/25	$25,789	$35,424	$23,752
08/25	$27,144	$36,142	$24,509
09/25	$27,777	$37,461	$24,875
10/25	$28,248	$38,338	$24,985
11/25	$29,176	$38,432	$25,648
12/25	$30,285	$38,455	$25,822
01/26	$31,741	$39,013	$27,001
02/26	$33,278	$38,717	$27,701
03/26	$31,045	$36,789	$26,365
04/26	$32,990	$40,649	$28,515
05/26	$33,878	$42,788	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	35.99	11.01	12.98
S&P 500® Index	29.78	14.15	15.65
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,018,175,580
Total number of portfolio holdings	41
Management services fees (represents 0.66% of Fund average net assets)	$17,775,205
Portfolio turnover for the reporting period	43%

Columbia Select Large Cap Value Fund | Class R | ASR216-12_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.4%
Financials	18.0%
Industrials	13.2%
Health Care	12.4%
Energy	8.8%
Consumer Staples	5.9%
Consumer Discretionary	5.3%
Materials	4.8%
Communication Services	4.6%
Real Estate	3.6%
Other	2.9%

Top Holdings

Table Summary
Salesforce, Inc.	3.8%
American Tower Corp.	3.6%
Micron Technology, Inc.	3.6%
Southwest Airlines Co.	3.3%
Constellation Brands, Inc., Class A	3.2%
EPAM Systems, Inc.	3.2%
Boeing Co. (The)	3.1%
Broadcom, Inc.	3.1%
Centene Corp.	3.1%
Morgan Stanley	3.1%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Value Fund | Class R | ASR216-12_(07/26) |

Columbia Select Large Cap Value Fund

Class S | CSVGX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Select Large Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$67	0.57%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, energy and health care sectors boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the energy, consumer discretionary and financials sectors lifted the Fund’s relative performance during the period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Applied Materials, a supplier of semiconductor manufacturing equipment; TechnipFMC, a provider of energy services and subsea engineering solutions; Caterpillar, a global manufacturer of construction and mining equipment; and Freeport-McMoRan, a leading copper and gold mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the information technology, consumer staples, real estate and consumer discretionary sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight in the communication services and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in EPAM Systems, a global IT services and digital transformation company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; Constellation Brands, a producer and marketer of beer, wine, and spirits; American Tower Corp., a global owner and operator of wireless communications infrastructure; and American International Group, a multinational insurance and financial services organization, were top detractors from the Fund’s relative performance during the period.

Columbia Select Large Cap Value Fund | Class S | ASR216-16_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Large Cap Value Fund Class S ($34,845)	S&P 500® Index ($42,788)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$9,995	$10,026	$10,086
07/16	$10,369	$10,396	$10,379
08/16	$10,518	$10,410	$10,459
09/16	$10,551	$10,412	$10,438
10/16	$10,462	$10,222	$10,276
11/16	$11,283	$10,601	$10,863
12/16	$11,566	$10,810	$11,134
01/17	$11,637	$11,015	$11,214
02/17	$12,092	$11,453	$11,617
03/17	$11,981	$11,466	$11,498
04/17	$12,066	$11,584	$11,477
05/17	$12,087	$11,747	$11,466
06/17	$12,248	$11,820	$11,653
07/17	$12,364	$12,063	$11,808
08/17	$12,309	$12,100	$11,670
09/17	$12,885	$12,350	$12,016
10/17	$13,021	$12,638	$12,103
11/17	$13,612	$13,026	$12,474
12/17	$13,886	$13,170	$12,656
01/18	$14,447	$13,924	$13,145
02/18	$13,653	$13,411	$12,518
03/18	$13,357	$13,070	$12,297
04/18	$13,457	$13,121	$12,338
05/18	$13,584	$13,436	$12,411
06/18	$13,590	$13,519	$12,442
07/18	$14,177	$14,022	$12,934
08/18	$14,225	$14,479	$13,125
09/18	$14,315	$14,562	$13,152
10/18	$13,304	$13,566	$12,471
11/18	$13,494	$13,843	$12,843
12/18	$12,179	$12,593	$11,610
01/19	$13,314	$13,602	$12,513
02/19	$13,569	$14,039	$12,913
03/19	$13,553	$14,312	$12,995
04/19	$14,289	$14,891	$13,456
05/19	$12,893	$13,945	$12,591
06/19	$13,996	$14,928	$13,495
07/19	$14,178	$15,142	$13,607
08/19	$13,553	$14,902	$13,206
09/19	$13,924	$15,181	$13,678
10/19	$14,295	$15,510	$13,869
11/19	$14,865	$16,073	$14,298
12/19	$15,416	$16,558	$14,691
01/20	$14,656	$16,551	$14,375
02/20	$13,248	$15,189	$12,983
03/20	$10,920	$13,313	$10,764
04/20	$12,441	$15,020	$11,974
05/20	$12,767	$15,735	$12,385
06/20	$13,082	$16,048	$12,302
07/20	$13,729	$16,953	$12,789
08/20	$14,376	$18,171	$13,317
09/20	$13,901	$17,481	$12,990
10/20	$13,658	$17,016	$12,820
11/20	$15,748	$18,879	$14,544
12/20	$16,358	$19,604	$15,102
01/21	$16,537	$19,407	$14,963
02/21	$17,686	$19,942	$15,868
03/21	$18,778	$20,815	$16,801
04/21	$19,506	$21,926	$17,473
05/21	$20,336	$22,079	$17,881
06/21	$19,800	$22,594	$17,676
07/21	$19,531	$23,131	$17,818
08/21	$19,621	$23,835	$18,171
09/21	$19,053	$22,726	$17,539
10/21	$20,176	$24,318	$18,429
11/21	$19,512	$24,150	$17,780
12/21	$20,671	$25,232	$18,901
01/22	$20,712	$23,926	$18,461
02/22	$21,091	$23,210	$18,247
03/22	$21,321	$24,072	$18,762
04/22	$20,123	$21,973	$17,704
05/22	$20,610	$22,013	$18,048
06/22	$18,484	$20,196	$16,471
07/22	$19,432	$22,058	$17,563
08/22	$19,134	$21,158	$17,040
09/22	$17,760	$19,210	$15,546
10/22	$19,804	$20,765	$17,140
11/22	$21,328	$21,925	$18,211
12/22	$20,447	$20,662	$17,477
01/23	$21,374	$21,961	$18,382
02/23	$20,639	$21,425	$17,734
03/23	$20,145	$22,211	$17,652
04/23	$20,200	$22,558	$17,918
05/23	$19,376	$22,656	$17,227
06/23	$20,811	$24,153	$18,372
07/23	$21,490	$24,929	$19,018
08/23	$20,557	$24,532	$18,504
09/23	$19,768	$23,362	$17,790
10/23	$19,287	$22,871	$17,162
11/23	$20,454	$24,960	$18,457
12/23	$21,577	$26,094	$19,480
01/24	$21,463	$26,532	$19,500
02/24	$21,940	$27,949	$20,219
03/24	$23,400	$28,848	$21,230
04/24	$22,723	$27,670	$20,323
05/24	$23,770	$29,042	$20,968
06/24	$23,457	$30,084	$20,770
07/24	$24,375	$30,450	$21,832
08/24	$24,639	$31,189	$22,418
09/24	$24,924	$31,855	$22,729
10/24	$24,589	$31,566	$22,479
11/24	$25,821	$33,419	$23,914
12/24	$24,295	$32,622	$22,279
01/25	$25,268	$33,531	$23,310
02/25	$25,288	$33,093	$23,405
03/25	$25,009	$31,229	$22,755
04/25	$24,225	$31,017	$22,061
05/25	$25,498	$32,969	$22,836
06/25	$26,520	$34,646	$23,616
07/25	$26,415	$35,424	$23,752
08/25	$27,815	$36,142	$24,509
09/25	$28,472	$37,461	$24,875
10/25	$28,976	$38,338	$24,985
11/25	$29,935	$38,432	$25,648
12/25	$31,087	$38,455	$25,822
01/26	$32,598	$39,013	$27,001
02/26	$34,184	$38,717	$27,701
03/26	$31,907	$36,789	$26,365
04/26	$33,919	$40,649	$28,515
05/26	$34,845	$42,788	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	36.65	11.37	13.30
S&P 500® Index	29.78	14.15	15.65
Russell 1000® Value Index	28.55	10.42	11.37
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,018,175,580
Total number of portfolio holdings	41
Management services fees (represents 0.66% of Fund average net assets)	$17,775,205
Portfolio turnover for the reporting period	43%

Columbia Select Large Cap Value Fund | Class S | ASR216-16_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.4%
Financials	18.0%
Industrials	13.2%
Health Care	12.4%
Energy	8.8%
Consumer Staples	5.9%
Consumer Discretionary	5.3%
Materials	4.8%
Communication Services	4.6%
Real Estate	3.6%
Other	2.9%

Top Holdings

Table Summary
Salesforce, Inc.	3.8%
American Tower Corp.	3.6%
Micron Technology, Inc.	3.6%
Southwest Airlines Co.	3.3%
Constellation Brands, Inc., Class A	3.2%
EPAM Systems, Inc.	3.2%
Boeing Co. (The)	3.1%
Broadcom, Inc.	3.1%
Centene Corp.	3.1%
Morgan Stanley	3.1%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Value Fund | Class S | ASR216-16_(07/26) |

Columbia Select Small Cap Value Fund

Class A | SSCVX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$143	1.21%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, real estate, and information technology sectors buoyed the Fund’s relative performance during the period.

Allocations | Underweights in the information technology sector, as well as allocations to the utilities and real estate sectors, lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Viavi Solutions, a provider of network test and monitoring solutions; MACOM Technology Solutions, a supplier of semiconductor products for wireless and optical applications; Kulicke & Soffa Industries, a manufacturer of semiconductor assembly equipment; Kratos Defense & Security, a provider of advanced engineering and defense technology solutions; and ATI, a producer of specialty materials and high performance alloys, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the financials, health care, consumer discretionary, materials, energy and consumer staples sectors hurt the Fund’s relative performance during the period.

Allocations | No allocation to the communication services sector, as well as allocations to the energy, financials and consumer staples sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Six Flags, an operator of amusement parks and entertainment venues; Alight, a provider of cloud-based human capital and business solutions; Kemper Corp., an insurance and financial services company; SM Energy Company, an independent oil and natural gas exploration and production company; and Fluence Energy, a provider of energy storage products and services for renewable power integration, were top detractors from the Fund’s relative performance during the period.

Columbia Select Small Cap Value Fund | Class A | ASR218-01_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Small Cap Value Fund Class A (including sales charges) ($23,385)	Russell 3000® Index ($40,876)	Russell 2000® Value Index ($27,132)
05/16	$9,423	$10,000	$10,000
06/16	$9,111	$10,021	$10,030
07/16	$9,644	$10,418	$10,572
08/16	$9,693	$10,445	$10,834
09/16	$9,730	$10,461	$10,920
10/16	$9,235	$10,235	$10,561
11/16	$10,038	$10,693	$11,962
12/16	$10,418	$10,902	$12,456
01/17	$10,435	$11,107	$12,368
02/17	$10,584	$11,520	$12,547
03/17	$10,549	$11,528	$12,440
04/17	$10,607	$11,650	$12,489
05/17	$10,784	$11,769	$12,100
06/17	$10,944	$11,875	$12,524
07/17	$11,024	$12,099	$12,603
08/17	$10,870	$12,123	$12,293
09/17	$11,373	$12,418	$13,164
10/17	$11,510	$12,689	$13,181
11/17	$11,825	$13,074	$13,562
12/17	$11,730	$13,205	$13,433
01/18	$12,159	$13,901	$13,598
02/18	$11,678	$13,389	$12,918
03/18	$11,827	$13,120	$13,078
04/18	$11,554	$13,170	$13,305
05/18	$11,957	$13,542	$14,079
06/18	$11,886	$13,630	$14,164
07/18	$12,276	$14,083	$14,414
08/18	$12,653	$14,577	$14,758
09/18	$12,458	$14,601	$14,391
10/18	$11,184	$13,526	$13,103
11/18	$11,353	$13,797	$13,314
12/18	$10,139	$12,513	$11,705
01/19	$11,309	$13,587	$12,985
02/19	$11,741	$14,065	$13,490
03/19	$11,491	$14,270	$13,101
04/19	$12,020	$14,840	$13,596
05/19	$11,024	$13,880	$12,486
06/19	$11,672	$14,855	$13,281
07/19	$11,692	$15,075	$13,302
08/19	$10,906	$14,768	$12,560
09/19	$11,289	$15,027	$13,205
10/19	$11,414	$15,351	$13,525
11/19	$11,616	$15,934	$13,841
12/19	$12,042	$16,394	$14,326
01/20	$11,881	$16,376	$13,553
02/20	$10,508	$15,036	$12,236
03/20	$7,705	$12,968	$9,217
04/20	$9,037	$14,685	$10,354
05/20	$9,643	$15,471	$10,651
06/20	$9,804	$15,825	$10,960
07/20	$10,396	$16,723	$11,186
08/20	$10,815	$17,935	$11,789
09/20	$10,515	$17,282	$11,240
10/20	$10,724	$16,909	$11,642
11/20	$12,328	$18,966	$13,890
12/20	$13,195	$19,819	$14,990
01/21	$13,618	$19,731	$15,779
02/21	$14,940	$20,347	$17,261
03/21	$15,683	$21,077	$18,163
04/21	$16,404	$22,163	$18,530
05/21	$16,842	$22,264	$19,107
06/21	$16,493	$22,813	$18,991
07/21	$16,189	$23,199	$18,311
08/21	$16,545	$23,861	$18,802
09/21	$16,255	$22,790	$18,425
10/21	$16,746	$24,331	$19,128
11/21	$16,233	$23,961	$18,474
12/21	$17,307	$24,905	$19,228
01/22	$16,435	$23,439	$18,107
02/22	$16,657	$22,849	$18,406
03/22	$16,482	$23,590	$18,766
04/22	$15,198	$21,473	$17,310
05/22	$15,436	$21,444	$17,642
06/22	$13,835	$19,650	$15,899
07/22	$15,301	$21,494	$17,439
08/22	$14,873	$20,692	$16,887
09/22	$13,494	$18,773	$15,166
10/22	$15,206	$20,312	$17,076
11/22	$15,579	$21,373	$17,597
12/22	$14,647	$20,121	$16,443
01/23	$16,039	$21,507	$18,012
02/23	$15,973	$21,004	$17,597
03/23	$15,020	$21,566	$16,335
04/23	$14,871	$21,796	$15,927
05/23	$14,349	$21,880	$15,614
06/23	$15,724	$23,375	$16,854
07/23	$16,635	$24,212	$18,126
08/23	$15,964	$23,745	$17,254
09/23	$14,871	$22,614	$16,356
10/23	$13,935	$22,015	$15,380
11/23	$15,053	$24,067	$16,765
12/23	$16,463	$25,344	$18,851
01/24	$15,914	$25,625	$17,995
02/24	$16,419	$27,012	$18,583
03/24	$17,394	$27,883	$19,398
04/24	$16,650	$26,656	$18,162
05/24	$17,305	$27,916	$19,011
06/24	$17,093	$28,780	$18,691
07/24	$18,661	$29,315	$20,969
08/24	$18,555	$29,953	$20,575
09/24	$18,519	$30,573	$20,588
10/24	$18,342	$30,348	$20,266
11/24	$20,212	$32,367	$22,221
12/24	$18,512	$31,378	$20,369
01/25	$18,987	$32,368	$20,788
02/25	$17,835	$31,748	$19,992
03/25	$16,842	$29,896	$18,792
04/25	$16,113	$29,696	$18,038
05/25	$17,149	$31,578	$18,795
06/25	$17,899	$33,182	$19,726
07/25	$18,068	$33,913	$20,074
08/25	$19,420	$34,698	$21,774
09/25	$19,473	$35,895	$22,212
10/25	$19,188	$36,664	$22,267
11/25	$19,779	$36,765	$22,893
12/25	$19,532	$36,758	$22,935
01/26	$20,890	$37,328	$24,508
02/26	$22,038	$37,150	$24,980
03/26	$21,207	$35,303	$24,071
04/26	$23,338	$38,905	$26,397
05/26	$23,385	$40,876	$27,132
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	36.36	6.78	9.51
Class A (including sales charges)	28.52	5.53	8.87
Russell 3000® Index	29.45	12.92	15.12
Russell 2000® Value Index	44.36	7.27	10.50

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$403,555,474
Total number of portfolio holdings	58
Management services fees (represents 0.87% of Fund average net assets)	$3,324,777
Portfolio turnover for the reporting period	9%

Columbia Select Small Cap Value Fund | Class A | ASR218-01_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	26.0%
Industrials	15.9%
Information Technology	15.0%
Health Care	8.8%
Consumer Discretionary	8.4%
Energy	7.3%
Real Estate	7.2%
Consumer Staples	4.1%
Materials	3.9%
Utilities	2.9%

Top Holdings

Table Summary
MACOM Technology Solutions Holdings, Inc.	4.5%
Viavi Solutions, Inc.	3.5%
Kulicke & Soffa Industries, Inc.	3.1%
Outfront Media, Inc.	3.1%
Popular, Inc.	3.0%
Extreme Networks, Inc.	3.0%
Knight-Swift Transportation Holdings, Inc.	2.9%
Portland General Electric Co.	2.9%
LivaNova PLC	2.6%
Axos Financial, Inc.	2.6%

Asset Categories

Table Summary
Common Stocks	99.5%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Small Cap Value Fund | Class A | ASR218-01_(07/26) |

Columbia Select Small Cap Value Fund

Institutional Class | CSSZX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$114	0.96%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, real estate, and information technology sectors buoyed the Fund’s relative performance during the period.

Allocations | Underweights in the information technology sector, as well as allocations to the utilities and real estate sectors, lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Viavi Solutions, a provider of network test and monitoring solutions; MACOM Technology Solutions, a supplier of semiconductor products for wireless and optical applications; Kulicke & Soffa Industries, a manufacturer of semiconductor assembly equipment; Kratos Defense & Security, a provider of advanced engineering and defense technology solutions; and ATI, a producer of specialty materials and high performance alloys, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the financials, health care, consumer discretionary, materials, energy and consumer staples sectors hurt the Fund’s relative performance during the period.

Allocations | No allocation to the communication services sector, as well as allocations to the energy, financials and consumer staples sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Six Flags, an operator of amusement parks and entertainment venues; Alight, a provider of cloud-based human capital and business solutions; Kemper Corp., an insurance and financial services company; SM Energy Company, an independent oil and natural gas exploration and production company; and Fluence Energy, a provider of energy storage products and services for renewable power integration, were top detractors from the Fund’s relative performance during the period.

Columbia Select Small Cap Value Fund | Institutional Class | ASR218-08_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Small Cap Value Fund Institutional Class ($25,450)	Russell 3000® Index ($40,876)	Russell 2000® Value Index ($27,132)
05/16	$10,000	$10,000	$10,000
06/16	$9,671	$10,021	$10,030
07/16	$10,236	$10,418	$10,572
08/16	$10,293	$10,445	$10,834
09/16	$10,334	$10,461	$10,920
10/16	$9,810	$10,235	$10,561
11/16	$10,662	$10,693	$11,962
12/16	$11,070	$10,902	$12,456
01/17	$11,087	$11,107	$12,368
02/17	$11,249	$11,520	$12,547
03/17	$11,222	$11,528	$12,440
04/17	$11,276	$11,650	$12,489
05/17	$11,471	$11,769	$12,100
06/17	$11,644	$11,875	$12,524
07/17	$11,731	$12,099	$12,603
08/17	$11,568	$12,123	$12,293
09/17	$12,104	$12,418	$13,164
10/17	$12,256	$12,689	$13,181
11/17	$12,591	$13,074	$13,562
12/17	$12,496	$13,205	$13,433
01/18	$12,956	$13,901	$13,598
02/18	$12,448	$13,389	$12,918
03/18	$12,605	$13,120	$13,078
04/18	$12,320	$13,170	$13,305
05/18	$12,751	$13,542	$14,079
06/18	$12,678	$13,630	$14,164
07/18	$13,096	$14,083	$14,414
08/18	$13,496	$14,577	$14,758
09/18	$13,296	$14,601	$14,391
10/18	$11,939	$13,526	$13,103
11/18	$12,121	$13,797	$13,314
12/18	$10,831	$12,513	$11,705
01/19	$12,081	$13,587	$12,985
02/19	$12,544	$14,065	$13,490
03/19	$12,280	$14,270	$13,101
04/19	$12,847	$14,840	$13,596
05/19	$11,791	$13,880	$12,486
06/19	$12,480	$14,855	$13,281
07/19	$12,512	$15,075	$13,302
08/19	$11,668	$14,768	$12,560
09/19	$12,074	$15,027	$13,205
10/19	$12,209	$15,351	$13,525
11/19	$12,435	$15,934	$13,841
12/19	$12,891	$16,394	$14,326
01/20	$12,723	$16,376	$13,553
02/20	$11,256	$15,036	$12,236
03/20	$8,252	$12,968	$9,217
04/20	$9,686	$14,685	$10,354
05/20	$10,339	$15,471	$10,651
06/20	$10,507	$15,825	$10,960
07/20	$11,153	$16,723	$11,186
08/20	$11,599	$17,935	$11,789
09/20	$11,282	$17,282	$11,240
10/20	$11,509	$16,909	$11,642
11/20	$13,227	$18,966	$13,890
12/20	$14,161	$19,819	$14,990
01/21	$14,626	$19,731	$15,779
02/21	$16,048	$20,347	$17,261
03/21	$16,841	$21,077	$18,163
04/21	$17,621	$22,163	$18,530
05/21	$18,099	$22,264	$19,107
06/21	$17,730	$22,813	$18,991
07/21	$17,402	$23,199	$18,311
08/21	$17,792	$23,861	$18,802
09/21	$17,484	$22,790	$18,425
10/21	$18,017	$24,331	$19,128
11/21	$17,463	$23,961	$18,474
12/21	$18,622	$24,905	$19,228
01/22	$17,695	$23,439	$18,107
02/22	$17,934	$22,849	$18,406
03/22	$17,753	$23,590	$18,766
04/22	$16,370	$21,473	$17,310
05/22	$16,624	$21,444	$17,642
06/22	$14,908	$19,650	$15,899
07/22	$16,493	$21,494	$17,439
08/22	$16,037	$20,692	$16,887
09/22	$14,546	$18,773	$15,166
10/22	$16,399	$20,312	$17,076
11/22	$16,812	$21,373	$17,597
12/22	$15,796	$20,121	$16,443
01/23	$17,302	$21,507	$18,012
02/23	$17,242	$21,004	$17,597
03/23	$16,218	$21,566	$16,335
04/23	$16,052	$21,796	$15,927
05/23	$15,502	$21,880	$15,614
06/23	$16,979	$23,375	$16,854
07/23	$17,973	$24,212	$18,126
08/23	$17,257	$23,745	$17,254
09/23	$16,075	$22,614	$16,356
10/23	$15,065	$22,015	$15,380
11/23	$16,278	$24,067	$16,765
12/23	$17,803	$25,344	$18,851
01/24	$17,211	$25,625	$17,995
02/24	$17,771	$27,012	$18,583
03/24	$18,825	$27,883	$19,398
04/24	$18,026	$26,656	$18,162
05/24	$18,729	$27,916	$19,011
06/24	$18,505	$28,780	$18,691
07/24	$20,215	$29,315	$20,969
08/24	$20,103	$29,953	$20,575
09/24	$20,063	$30,573	$20,588
10/24	$19,879	$30,348	$20,266
11/24	$21,908	$32,367	$22,221
12/24	$20,071	$31,378	$20,369
01/25	$20,589	$32,368	$20,788
02/25	$19,350	$31,748	$19,992
03/25	$18,268	$29,896	$18,792
04/25	$17,482	$29,696	$18,038
05/25	$18,610	$31,578	$18,795
06/25	$19,433	$33,182	$19,726
07/25	$19,618	$33,913	$20,074
08/25	$21,088	$34,698	$21,774
09/25	$21,153	$35,895	$22,212
10/25	$20,848	$36,664	$22,267
11/25	$21,504	$36,765	$22,893
12/25	$21,227	$36,758	$22,935
01/26	$22,715	$37,328	$24,508
02/26	$23,962	$37,150	$24,980
03/26	$23,067	$35,303	$24,071
04/26	$25,390	$38,905	$26,397
05/26	$25,450	$40,876	$27,132
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	36.75	7.06	9.79
Russell 3000® Index	29.45	12.92	15.12
Russell 2000® Value Index	44.36	7.27	10.50

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$403,555,474
Total number of portfolio holdings	58
Management services fees (represents 0.87% of Fund average net assets)	$3,324,777
Portfolio turnover for the reporting period	9%

Columbia Select Small Cap Value Fund | Institutional Class | ASR218-08_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	26.0%
Industrials	15.9%
Information Technology	15.0%
Health Care	8.8%
Consumer Discretionary	8.4%
Energy	7.3%
Real Estate	7.2%
Consumer Staples	4.1%
Materials	3.9%
Utilities	2.9%

Top Holdings

Table Summary
MACOM Technology Solutions Holdings, Inc.	4.5%
Viavi Solutions, Inc.	3.5%
Kulicke & Soffa Industries, Inc.	3.1%
Outfront Media, Inc.	3.1%
Popular, Inc.	3.0%
Extreme Networks, Inc.	3.0%
Knight-Swift Transportation Holdings, Inc.	2.9%
Portland General Electric Co.	2.9%
LivaNova PLC	2.6%
Axos Financial, Inc.	2.6%

Asset Categories

Table Summary
Common Stocks	99.5%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Small Cap Value Fund | Institutional Class | ASR218-08_(07/26) |

Columbia Select Small Cap Value Fund

Institutional 2 Class | SSVIX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$108	0.91%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, real estate, and information technology sectors buoyed the Fund’s relative performance during the period.

Allocations | Underweights in the information technology sector, as well as allocations to the utilities and real estate sectors, lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Viavi Solutions, a provider of network test and monitoring solutions; MACOM Technology Solutions, a supplier of semiconductor products for wireless and optical applications; Kulicke & Soffa Industries, a manufacturer of semiconductor assembly equipment; Kratos Defense & Security, a provider of advanced engineering and defense technology solutions; and ATI, a producer of specialty materials and high performance alloys, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the financials, health care, consumer discretionary, materials, energy and consumer staples sectors hurt the Fund’s relative performance during the period.

Allocations | No allocation to the communication services sector, as well as allocations to the energy, financials and consumer staples sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Six Flags, an operator of amusement parks and entertainment venues; Alight, a provider of cloud-based human capital and business solutions; Kemper Corp., an insurance and financial services company; SM Energy Company, an independent oil and natural gas exploration and production company; and Fluence Energy, a provider of energy storage products and services for renewable power integration, were top detractors from the Fund’s relative performance during the period.

Columbia Select Small Cap Value Fund | Institutional 2 Class | ASR218-15_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Small Cap Value Fund Institutional 2 Class ($25,627)	Russell 3000® Index ($40,876)	Russell 2000® Value Index ($27,132)
05/16	$10,000	$10,000	$10,000
06/16	$9,674	$10,021	$10,030
07/16	$10,244	$10,418	$10,572
08/16	$10,300	$10,445	$10,834
09/16	$10,341	$10,461	$10,920
10/16	$9,817	$10,235	$10,561
11/16	$10,677	$10,693	$11,962
12/16	$11,086	$10,902	$12,456
01/17	$11,102	$11,107	$12,368
02/17	$11,268	$11,520	$12,547
03/17	$11,236	$11,528	$12,440
04/17	$11,295	$11,650	$12,489
05/17	$11,488	$11,769	$12,100
06/17	$11,660	$11,875	$12,524
07/17	$11,751	$12,099	$12,603
08/17	$11,590	$12,123	$12,293
09/17	$12,126	$12,418	$13,164
10/17	$12,276	$12,689	$13,181
11/17	$12,614	$13,074	$13,562
12/17	$12,519	$13,205	$13,433
01/18	$12,981	$13,901	$13,598
02/18	$12,471	$13,389	$12,918
03/18	$12,633	$13,120	$13,078
04/18	$12,346	$13,170	$13,305
05/18	$12,777	$13,542	$14,079
06/18	$12,711	$13,630	$14,164
07/18	$13,124	$14,083	$14,414
08/18	$13,532	$14,577	$14,758
09/18	$13,328	$14,601	$14,391
10/18	$11,968	$13,526	$13,103
11/18	$12,154	$13,797	$13,314
12/18	$10,859	$12,513	$11,705
01/19	$12,112	$13,587	$12,985
02/19	$12,577	$14,065	$13,490
03/19	$12,316	$14,270	$13,101
04/19	$12,883	$14,840	$13,596
05/19	$11,826	$13,880	$12,486
06/19	$12,513	$14,855	$13,281
07/19	$12,545	$15,075	$13,302
08/19	$11,699	$14,768	$12,560
09/19	$12,112	$15,027	$13,205
10/19	$12,252	$15,351	$13,525
11/19	$12,475	$15,934	$13,841
12/19	$12,935	$16,394	$14,326
01/20	$12,762	$16,376	$13,553
02/20	$11,292	$15,036	$12,236
03/20	$8,282	$12,968	$9,217
04/20	$9,720	$14,685	$10,354
05/20	$10,378	$15,471	$10,651
06/20	$10,545	$15,825	$10,960
07/20	$11,190	$16,723	$11,186
08/20	$11,644	$17,935	$11,789
09/20	$11,324	$17,282	$11,240
10/20	$11,548	$16,909	$11,642
11/20	$13,280	$18,966	$13,890
12/20	$14,218	$19,819	$14,990
01/21	$14,684	$19,731	$15,779
02/21	$16,111	$20,347	$17,261
03/21	$16,915	$21,077	$18,163
04/21	$17,693	$22,163	$18,530
05/21	$18,179	$22,264	$19,107
06/21	$17,807	$22,813	$18,991
07/21	$17,476	$23,199	$18,311
08/21	$17,875	$23,861	$18,802
09/21	$17,557	$22,790	$18,425
10/21	$18,098	$24,331	$19,128
11/21	$17,544	$23,961	$18,474
12/21	$18,703	$24,905	$19,228
01/22	$17,773	$23,439	$18,107
02/22	$18,017	$22,849	$18,406
03/22	$17,838	$23,590	$18,766
04/22	$16,450	$21,473	$17,310
05/22	$16,707	$21,444	$17,642
06/22	$14,983	$19,650	$15,899
07/22	$16,571	$21,494	$17,439
08/22	$16,113	$20,692	$16,887
09/22	$14,618	$18,773	$15,166
10/22	$16,478	$20,312	$17,076
11/22	$16,893	$21,373	$17,597
12/22	$15,877	$20,121	$16,443
01/23	$17,396	$21,507	$18,012
02/23	$17,336	$21,004	$17,597
03/23	$16,301	$21,566	$16,335
04/23	$16,138	$21,796	$15,927
05/23	$15,579	$21,880	$15,614
06/23	$17,076	$23,375	$16,854
07/23	$18,073	$24,212	$18,126
08/23	$17,351	$23,745	$17,254
09/23	$16,167	$22,614	$16,356
10/23	$15,148	$22,015	$15,380
11/23	$16,376	$24,067	$16,765
12/23	$17,907	$25,344	$18,851
01/24	$17,315	$25,625	$17,995
02/24	$17,875	$27,012	$18,583
03/24	$18,932	$27,883	$19,398
04/24	$18,128	$26,656	$18,162
05/24	$18,846	$27,916	$19,011
06/24	$18,617	$28,780	$18,691
07/24	$20,337	$29,315	$20,969
08/24	$20,226	$29,953	$20,575
09/24	$20,187	$30,573	$20,588
10/24	$20,005	$30,348	$20,266
11/24	$22,040	$32,367	$22,221
12/24	$20,205	$31,378	$20,369
01/25	$20,715	$32,368	$20,788
02/25	$19,476	$31,748	$19,992
03/25	$18,383	$29,896	$18,792
04/25	$17,600	$29,696	$18,038
05/25	$18,729	$31,578	$18,795
06/25	$19,567	$33,182	$19,726
07/25	$19,750	$33,913	$20,074
08/25	$21,235	$34,698	$21,774
09/25	$21,298	$35,895	$22,212
10/25	$20,989	$36,664	$22,267
11/25	$21,644	$36,765	$22,893
12/25	$21,372	$36,758	$22,935
01/26	$22,867	$37,328	$24,508
02/26	$24,133	$37,150	$24,980
03/26	$23,223	$35,303	$24,071
04/26	$25,568	$38,905	$26,397
05/26	$25,627	$40,876	$27,132
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	36.83	7.11	9.87
Russell 3000® Index	29.45	12.92	15.12
Russell 2000® Value Index	44.36	7.27	10.50

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$403,555,474
Total number of portfolio holdings	58
Management services fees (represents 0.87% of Fund average net assets)	$3,324,777
Portfolio turnover for the reporting period	9%

Columbia Select Small Cap Value Fund | Institutional 2 Class | ASR218-15_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	26.0%
Industrials	15.9%
Information Technology	15.0%
Health Care	8.8%
Consumer Discretionary	8.4%
Energy	7.3%
Real Estate	7.2%
Consumer Staples	4.1%
Materials	3.9%
Utilities	2.9%

Top Holdings

Table Summary
MACOM Technology Solutions Holdings, Inc.	4.5%
Viavi Solutions, Inc.	3.5%
Kulicke & Soffa Industries, Inc.	3.1%
Outfront Media, Inc.	3.1%
Popular, Inc.	3.0%
Extreme Networks, Inc.	3.0%
Knight-Swift Transportation Holdings, Inc.	2.9%
Portland General Electric Co.	2.9%
LivaNova PLC	2.6%
Axos Financial, Inc.	2.6%

Asset Categories

Table Summary
Common Stocks	99.5%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Small Cap Value Fund | Institutional 2 Class | ASR218-15_(07/26) |

Columbia Select Small Cap Value Fund

Institutional 3 Class | CSSYX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$101	0.85%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, real estate, and information technology sectors buoyed the Fund’s relative performance during the period.

Allocations | Underweights in the information technology sector, as well as allocations to the utilities and real estate sectors, lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Viavi Solutions, a provider of network test and monitoring solutions; MACOM Technology Solutions, a supplier of semiconductor products for wireless and optical applications; Kulicke & Soffa Industries, a manufacturer of semiconductor assembly equipment; Kratos Defense & Security, a provider of advanced engineering and defense technology solutions; and ATI, a producer of specialty materials and high performance alloys, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the financials, health care, consumer discretionary, materials, energy and consumer staples sectors hurt the Fund’s relative performance during the period.

Allocations | No allocation to the communication services sector, as well as allocations to the energy, financials and consumer staples sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Six Flags, an operator of amusement parks and entertainment venues; Alight, a provider of cloud-based human capital and business solutions; Kemper Corp., an insurance and financial services company; SM Energy Company, an independent oil and natural gas exploration and production company; and Fluence Energy, a provider of energy storage products and services for renewable power integration, were top detractors from the Fund’s relative performance during the period.

Columbia Select Small Cap Value Fund | Institutional 3 Class | ASR218-17_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Small Cap Value Fund Institutional 3 Class ($25,748)	Russell 3000® Index ($40,876)	Russell 2000® Value Index ($27,132)
05/16	$10,000	$10,000	$10,000
06/16	$9,673	$10,021	$10,030
07/16	$10,238	$10,418	$10,572
08/16	$10,297	$10,445	$10,834
09/16	$10,337	$10,461	$10,920
10/16	$9,812	$10,235	$10,561
11/16	$10,673	$10,693	$11,962
12/16	$11,082	$10,902	$12,456
01/17	$11,098	$11,107	$12,368
02/17	$11,264	$11,520	$12,547
03/17	$11,233	$11,528	$12,440
04/17	$11,290	$11,650	$12,489
05/17	$11,488	$11,769	$12,100
06/17	$11,660	$11,875	$12,524
07/17	$11,754	$12,099	$12,603
08/17	$11,592	$12,123	$12,293
09/17	$12,129	$12,418	$13,164
10/17	$12,280	$12,689	$13,181
11/17	$12,619	$13,074	$13,562
12/17	$12,522	$13,205	$13,433
01/18	$12,986	$13,901	$13,598
02/18	$12,476	$13,389	$12,918
03/18	$12,638	$13,120	$13,078
04/18	$12,354	$13,170	$13,305
05/18	$12,783	$13,542	$14,079
06/18	$12,714	$13,630	$14,164
07/18	$13,131	$14,083	$14,414
08/18	$13,538	$14,577	$14,758
09/18	$13,334	$14,601	$14,391
10/18	$11,977	$13,526	$13,103
11/18	$12,162	$13,797	$13,314
12/18	$10,869	$12,513	$11,705
01/19	$12,125	$13,587	$12,985
02/19	$12,586	$14,065	$13,490
03/19	$12,322	$14,270	$13,101
04/19	$12,894	$14,840	$13,596
05/19	$11,836	$13,880	$12,486
06/19	$12,525	$14,855	$13,281
07/19	$12,562	$15,075	$13,302
08/19	$11,712	$14,768	$12,560
09/19	$12,125	$15,027	$13,205
10/19	$12,266	$15,351	$13,525
11/19	$12,494	$15,934	$13,841
12/19	$12,950	$16,394	$14,326
01/20	$12,783	$16,376	$13,553
02/20	$11,306	$15,036	$12,236
03/20	$8,296	$12,968	$9,217
04/20	$9,736	$14,685	$10,354
05/20	$10,391	$15,471	$10,651
06/20	$10,564	$15,825	$10,960
07/20	$11,213	$16,723	$11,186
08/20	$11,664	$17,935	$11,789
09/20	$11,343	$17,282	$11,240
10/20	$11,572	$16,909	$11,642
11/20	$13,303	$18,966	$13,890
12/20	$14,246	$19,819	$14,990
01/21	$14,709	$19,731	$15,779
02/21	$16,139	$20,347	$17,261
03/21	$16,942	$21,077	$18,163
04/21	$17,732	$22,163	$18,530
05/21	$18,215	$22,264	$19,107
06/21	$17,843	$22,813	$18,991
07/21	$17,510	$23,199	$18,311
08/21	$17,908	$23,861	$18,802
09/21	$17,602	$22,790	$18,425
10/21	$18,137	$24,331	$19,128
11/21	$17,582	$23,961	$18,474
12/21	$18,750	$24,905	$19,228
01/22	$17,819	$23,439	$18,107
02/22	$18,060	$22,849	$18,406
03/22	$17,881	$23,590	$18,766
04/22	$16,487	$21,473	$17,310
05/22	$16,749	$21,444	$17,642
06/22	$15,018	$19,650	$15,899
07/22	$16,618	$21,494	$17,439
08/22	$16,156	$20,692	$16,887
09/22	$14,659	$18,773	$15,166
10/22	$16,529	$20,312	$17,076
11/22	$16,943	$21,373	$17,597
12/22	$15,922	$20,121	$16,443
01/23	$17,449	$21,507	$18,012
02/23	$17,385	$21,004	$17,597
03/23	$16,352	$21,566	$16,335
04/23	$16,187	$21,796	$15,927
05/23	$15,628	$21,880	$15,614
06/23	$17,127	$23,375	$16,854
07/23	$18,130	$24,212	$18,126
08/23	$17,406	$23,745	$17,254
09/23	$16,223	$22,614	$16,356
10/23	$15,198	$22,015	$15,380
11/23	$16,431	$24,067	$16,765
12/23	$17,964	$25,344	$18,851
01/24	$17,381	$25,625	$17,995
02/24	$17,942	$27,012	$18,583
03/24	$19,003	$27,883	$19,398
04/24	$18,199	$26,656	$18,162
05/24	$18,912	$27,916	$19,011
06/24	$18,692	$28,780	$18,691
07/24	$20,414	$29,315	$20,969
08/24	$20,308	$29,953	$20,575
09/24	$20,270	$30,573	$20,588
10/24	$20,080	$30,348	$20,266
11/24	$22,135	$32,367	$22,221
12/24	$20,288	$31,378	$20,369
01/25	$20,801	$32,368	$20,788
02/25	$19,557	$31,748	$19,992
03/25	$18,469	$29,896	$18,792
04/25	$17,668	$29,696	$18,038
05/25	$18,808	$31,578	$18,795
06/25	$19,652	$33,182	$19,726
07/25	$19,835	$33,913	$20,074
08/25	$21,324	$34,698	$21,774
09/25	$21,393	$35,895	$22,212
10/25	$21,080	$36,664	$22,267
11/25	$21,750	$36,765	$22,893
12/25	$21,472	$36,758	$22,935
01/26	$22,979	$37,328	$24,508
02/26	$24,241	$37,150	$24,980
03/26	$23,337	$35,303	$24,071
04/26	$25,691	$38,905	$26,397
05/26	$25,748	$40,876	$27,132
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	36.90	7.17	9.92
Russell 3000® Index	29.45	12.92	15.12
Russell 2000® Value Index	44.36	7.27	10.50

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$403,555,474
Total number of portfolio holdings	58
Management services fees (represents 0.87% of Fund average net assets)	$3,324,777
Portfolio turnover for the reporting period	9%

Columbia Select Small Cap Value Fund | Institutional 3 Class | ASR218-17_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	26.0%
Industrials	15.9%
Information Technology	15.0%
Health Care	8.8%
Consumer Discretionary	8.4%
Energy	7.3%
Real Estate	7.2%
Consumer Staples	4.1%
Materials	3.9%
Utilities	2.9%

Top Holdings

Table Summary
MACOM Technology Solutions Holdings, Inc.	4.5%
Viavi Solutions, Inc.	3.5%
Kulicke & Soffa Industries, Inc.	3.1%
Outfront Media, Inc.	3.1%
Popular, Inc.	3.0%
Extreme Networks, Inc.	3.0%
Knight-Swift Transportation Holdings, Inc.	2.9%
Portland General Electric Co.	2.9%
LivaNova PLC	2.6%
Axos Financial, Inc.	2.6%

Asset Categories

Table Summary
Common Stocks	99.5%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Small Cap Value Fund | Institutional 3 Class | ASR218-17_(07/26) |

Columbia Seligman Technology and Information Fund

Class A | SLMCX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$182	1.14%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware, storage, semiconductor and semiconductor equipment, software, and electronic equipment industries added to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry contributed significantly, with allocations to the software, IT services and semiconductor and semiconductor equipment industries also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Bloom Energy, a provider of solid oxide fuel cell-based power generation solutions; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Western Digital, a provider of data storage solutions including hard drives and flash memory; Marvell, a designer of semiconductor solutions for data infrastructure; and Applied Materials, a supplier of semiconductor manufacturing equipment, were top contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the IT services and communications equipment industries hurt the Fund’s relative performance during the annual period.

Allocations | An overweight to the financial services and ground transportation industries detracted from the Fund’s relative performance.

Individual holdings | Positions in Wix.com, a provider of cloud-based website creation and digital presence tools; GoDaddy, a provider of domain registration and web hosting services; Visa, a global payments technology company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; and Pinterest, a visual discovery and social media platform, were top detractors from the Fund’s relative performance during the period.

Columbia Seligman Technology and Information Fund | Class A | ASR219-01_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Seligman Technology and Information Fund Class A (including sales charges) ($106,258)	Russell 3000® Index ($40,876)	S&P North American Technology Sector Index ($96,714)
05/16	$9,426	$10,000	$10,000
06/16	$9,209	$10,021	$9,774
07/16	$9,914	$10,418	$10,501
08/16	$10,264	$10,445	$10,728
09/16	$10,523	$10,461	$11,029
10/16	$10,427	$10,235	$10,960
11/16	$10,671	$10,693	$10,962
12/16	$10,736	$10,902	$11,073
01/17	$11,535	$11,107	$11,617
02/17	$11,970	$11,520	$12,132
03/17	$12,335	$11,528	$12,415
04/17	$12,732	$11,650	$12,743
05/17	$13,358	$11,769	$13,315
06/17	$12,723	$11,875	$13,011
07/17	$13,236	$12,099	$13,575
08/17	$13,539	$12,123	$13,868
09/17	$13,981	$12,418	$14,015
10/17	$14,775	$12,689	$15,075
11/17	$14,719	$13,074	$15,259
12/17	$14,393	$13,205	$15,257
01/18	$15,275	$13,901	$16,722
02/18	$15,330	$13,389	$16,796
03/18	$15,166	$13,120	$16,278
04/18	$14,480	$13,170	$16,412
05/18	$15,609	$13,542	$17,491
06/18	$15,227	$13,630	$17,540
07/18	$15,566	$14,083	$17,838
08/18	$16,115	$14,577	$19,154
09/18	$15,753	$14,601	$19,099
10/18	$14,305	$13,526	$17,142
11/18	$14,476	$13,797	$17,088
12/18	$13,275	$12,513	$15,696
01/19	$14,949	$13,587	$17,253
02/19	$15,855	$14,065	$18,072
03/19	$16,247	$14,270	$18,834
04/19	$17,504	$14,840	$20,067
05/19	$15,375	$13,880	$18,386
06/19	$16,707	$14,855	$19,773
07/19	$17,754	$15,075	$20,477
08/19	$17,235	$14,768	$19,973
09/19	$17,597	$15,027	$20,035
10/19	$18,405	$15,351	$20,670
11/19	$19,368	$15,934	$21,643
12/19	$20,434	$16,394	$22,396
01/20	$20,480	$16,376	$23,215
02/20	$19,004	$15,036	$21,651
03/20	$16,403	$12,968	$19,544
04/20	$18,708	$14,685	$22,710
05/20	$20,197	$15,471	$24,473
06/20	$21,565	$15,825	$25,843
07/20	$22,785	$16,723	$27,561
08/20	$23,768	$17,935	$30,327
09/20	$22,931	$17,282	$28,639
10/20	$22,806	$16,909	$27,877
11/20	$27,133	$18,966	$31,166
12/20	$29,485	$19,819	$32,509
01/21	$30,228	$19,731	$32,261
02/21	$32,288	$20,347	$33,351
03/21	$33,008	$21,077	$33,618
04/21	$33,952	$22,163	$35,785
05/21	$34,356	$22,264	$35,390
06/21	$36,159	$22,813	$37,749
07/21	$36,043	$23,199	$38,690
08/21	$37,075	$23,861	$40,132
09/21	$35,085	$22,790	$37,680
10/21	$37,383	$24,331	$40,106
11/21	$38,835	$23,961	$40,583
12/21	$40,962	$24,905	$41,092
01/22	$36,487	$23,439	$37,452
02/22	$36,208	$22,849	$35,525
03/22	$36,714	$23,590	$36,548
04/22	$32,533	$21,473	$31,492
05/22	$33,210	$21,444	$31,007
06/22	$28,975	$19,650	$27,924
07/22	$32,561	$21,494	$31,493
08/22	$30,389	$20,692	$29,686
09/22	$26,862	$18,773	$26,159
10/22	$28,295	$20,312	$27,232
11/22	$30,733	$21,373	$28,923
12/22	$28,168	$20,121	$26,562
01/23	$31,606	$21,507	$29,752
02/23	$31,207	$21,004	$29,407
03/23	$32,774	$21,566	$32,261
04/23	$31,317	$21,796	$32,165
05/23	$34,304	$21,880	$35,414
06/23	$36,720	$23,375	$37,337
07/23	$38,229	$24,212	$39,285
08/23	$37,316	$23,745	$38,775
09/23	$35,472	$22,614	$36,528
10/23	$33,522	$22,015	$35,633
11/23	$38,160	$24,067	$40,261
12/23	$40,624	$25,344	$42,798
01/24	$40,922	$25,625	$44,610
02/24	$42,419	$27,012	$48,197
03/24	$44,112	$27,883	$49,350
04/24	$42,364	$26,656	$46,850
05/24	$45,471	$27,916	$49,938
06/24	$47,244	$28,780	$53,978
07/24	$46,870	$29,315	$52,617
08/24	$47,034	$29,953	$53,309
09/24	$47,709	$30,573	$54,982
10/24	$47,244	$30,348	$54,670
11/24	$51,448	$32,367	$57,837
12/24	$51,506	$31,378	$58,238
01/25	$53,079	$32,368	$59,893
02/25	$49,883	$31,748	$57,021
03/25	$44,795	$29,896	$51,583
04/25	$44,265	$29,696	$52,502
05/25	$48,347	$31,578	$58,178
06/25	$53,617	$33,182	$63,641
07/25	$57,103	$33,913	$66,092
08/25	$59,513	$34,698	$66,755
09/25	$67,379	$35,895	$72,003
10/25	$74,023	$36,664	$76,857
11/25	$71,411	$36,765	$74,826
12/25	$70,766	$36,758	$74,441
01/26	$77,604	$37,328	$74,608
02/26	$78,186	$37,150	$71,570
03/26	$74,840	$35,303	$68,232
04/26	$96,052	$38,905	$82,823
05/26	$106,258	$40,876	$96,714
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	119.78	25.33	27.41
Class A (including sales charges)	107.15	23.86	26.66
Russell 3000® Index	29.45	12.92	15.12
S&P North American Technology Sector Index	66.24	22.27	25.47

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$28,176,414,138
Total number of portfolio holdings	83
Management services fees (represents 0.79% of Fund average net assets)	$148,344,537
Portfolio turnover for the reporting period	47%

Columbia Seligman Technology and Information Fund | Class A | ASR219-01_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	23.3%
Semiconductor Materials & Equipment	13.0%
Systems Software	8.4%
Technology Hardware, Storage & Peripherals	8.2%
Application Software	5.3%
Communications Equipment	3.3%
Internet Services & Infrastructure	3.2%
Other	2.3%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.2%
Lam Research Corp.	7.5%
Marvell Technology, Inc.	6.2%
Broadcom, Inc.	4.7%
NVIDIA Corp.	4.4%
Applied Materials, Inc.	3.9%
Alphabet, Inc., Class A	3.8%
Western Digital Corp.	3.2%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Equity Sector Allocation

Table Summary
Information Technology	67.0%
Industrials	12.0%
Communication Services	8.9%
Financials	3.8%
Consumer Discretionary	1.5%
Utilities	0.4%
Health Care	0.2%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund | Class A | ASR219-01_(07/26) |

Columbia Seligman Technology and Information Fund

Class C | SCICX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$301	1.89%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware, storage, semiconductor and semiconductor equipment, software, and electronic equipment industries added to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry contributed significantly, with allocations to the software, IT services and semiconductor and semiconductor equipment industries also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Bloom Energy, a provider of solid oxide fuel cell-based power generation solutions; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Western Digital, a provider of data storage solutions including hard drives and flash memory; Marvell, a designer of semiconductor solutions for data infrastructure; and Applied Materials, a supplier of semiconductor manufacturing equipment, were top contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the IT services and communications equipment industries hurt the Fund’s relative performance during the annual period.

Allocations | An overweight to the financial services and ground transportation industries detracted from the Fund’s relative performance.

Individual holdings | Positions in Wix.com, a provider of cloud-based website creation and digital presence tools; GoDaddy, a provider of domain registration and web hosting services; Visa, a global payments technology company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; and Pinterest, a visual discovery and social media platform, were top detractors from the Fund’s relative performance during the period.

Columbia Seligman Technology and Information Fund | Class C | ASR219-04_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Seligman Technology and Information Fund Class C (including sales charges) ($104,587)	Russell 3000® Index ($40,876)	S&P North American Technology Sector Index ($96,714)
05/16	$10,000	$10,000	$10,000
06/16	$9,762	$10,021	$9,774
07/16	$10,505	$10,418	$10,501
08/16	$10,868	$10,445	$10,728
09/16	$11,137	$10,461	$11,029
10/16	$11,025	$10,235	$10,960
11/16	$11,278	$10,693	$10,962
12/16	$11,342	$10,902	$11,073
01/17	$12,175	$11,107	$11,617
02/17	$12,628	$11,520	$12,132
03/17	$13,003	$11,528	$12,415
04/17	$13,416	$11,650	$12,743
05/17	$14,064	$11,769	$13,315
06/17	$13,389	$11,875	$13,011
07/17	$13,917	$12,099	$13,575
08/17	$14,230	$12,123	$13,868
09/17	$14,683	$12,418	$14,015
10/17	$15,508	$12,689	$15,075
11/17	$15,439	$13,074	$15,259
12/17	$15,089	$13,205	$15,257
01/18	$16,003	$13,901	$16,722
02/18	$16,053	$13,389	$16,796
03/18	$15,871	$13,120	$16,278
04/18	$15,144	$13,170	$16,412
05/18	$16,311	$13,542	$17,491
06/18	$15,902	$13,630	$17,540
07/18	$16,247	$14,083	$17,838
08/18	$16,810	$14,577	$19,154
09/18	$16,422	$14,601	$19,099
10/18	$14,904	$13,526	$17,142
11/18	$15,070	$13,797	$17,088
12/18	$13,812	$12,513	$15,696
01/19	$15,546	$13,587	$17,253
02/19	$16,478	$14,065	$18,072
03/19	$16,873	$14,270	$18,834
04/19	$18,167	$14,840	$20,067
05/19	$15,948	$13,880	$18,386
06/19	$17,319	$14,855	$19,773
07/19	$18,392	$15,075	$20,477
08/19	$17,845	$14,768	$19,973
09/19	$18,207	$15,027	$20,035
10/19	$19,030	$15,351	$20,670
11/19	$20,013	$15,934	$21,643
12/19	$21,101	$16,394	$22,396
01/20	$21,135	$16,376	$23,215
02/20	$19,604	$15,036	$21,651
03/20	$16,908	$12,968	$19,544
04/20	$19,272	$14,685	$22,710
05/20	$20,795	$15,471	$24,473
06/20	$22,188	$15,825	$25,843
07/20	$23,430	$16,723	$27,561
08/20	$24,422	$17,935	$30,327
09/20	$23,551	$17,282	$28,639
10/20	$23,404	$16,909	$27,877
11/20	$27,830	$18,966	$31,166
12/20	$30,220	$19,819	$32,509
01/21	$30,966	$19,731	$32,261
02/21	$33,056	$20,347	$33,351
03/21	$33,772	$21,077	$33,618
04/21	$34,715	$22,163	$35,785
05/21	$35,111	$22,264	$35,390
06/21	$36,928	$22,813	$37,749
07/21	$36,785	$23,199	$38,690
08/21	$37,815	$23,861	$40,132
09/21	$35,761	$22,790	$37,680
10/21	$38,079	$24,331	$40,106
11/21	$39,530	$23,961	$40,583
12/21	$41,673	$24,905	$41,092
01/22	$37,100	$23,439	$37,452
02/22	$36,792	$22,849	$35,525
03/22	$37,279	$23,590	$36,548
04/22	$33,014	$21,473	$31,492
05/22	$33,679	$21,444	$31,007
06/22	$29,366	$19,650	$27,924
07/22	$32,983	$21,494	$31,493
08/22	$30,758	$20,692	$29,686
09/22	$27,178	$18,773	$26,159
10/22	$28,608	$20,312	$27,232
11/22	$31,054	$21,373	$28,923
12/22	$28,437	$20,121	$26,562
01/23	$31,893	$21,507	$29,752
02/23	$31,476	$21,004	$29,407
03/23	$33,028	$21,566	$32,261
04/23	$31,549	$21,796	$32,165
05/23	$34,529	$21,880	$35,414
06/23	$36,938	$23,375	$37,337
07/23	$38,431	$24,212	$39,285
08/23	$37,487	$23,745	$38,775
09/23	$35,620	$22,614	$36,528
10/23	$33,636	$22,015	$35,633
11/23	$38,270	$24,067	$40,261
12/23	$40,712	$25,344	$42,798
01/24	$40,984	$25,625	$44,610
02/24	$42,456	$27,012	$48,197
03/24	$44,125	$27,883	$49,350
04/24	$42,349	$26,656	$46,850
05/24	$45,432	$27,916	$49,938
06/24	$47,176	$28,780	$53,978
07/24	$46,764	$29,315	$52,617
08/24	$46,904	$29,953	$53,309
09/24	$47,546	$30,573	$54,982
10/24	$47,052	$30,348	$54,670
11/24	$51,213	$32,367	$57,837
12/24	$51,240	$31,378	$58,238
01/25	$52,769	$32,368	$59,893
02/25	$49,554	$31,748	$57,021
03/25	$44,476	$29,896	$51,583
04/25	$43,918	$29,696	$52,502
05/25	$47,947	$31,578	$58,178
06/25	$53,137	$33,182	$63,641
07/25	$56,552	$33,913	$66,092
08/25	$58,907	$34,698	$66,755
09/25	$66,653	$35,895	$72,003
10/25	$73,171	$36,664	$76,857
11/25	$70,548	$36,765	$74,826
12/25	$69,872	$36,758	$74,441
01/26	$76,565	$37,328	$74,608
02/26	$77,105	$37,150	$71,570
03/26	$73,751	$35,303	$68,232
04/26	$94,597	$38,905	$82,823
05/26	$104,587	$40,876	$96,714
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	118.13	24.40	26.46
Class C (including sales charges)	117.13	24.40	26.46
Russell 3000® Index	29.45	12.92	15.12
S&P North American Technology Sector Index	66.24	22.27	25.47

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$28,176,414,138
Total number of portfolio holdings	83
Management services fees (represents 0.79% of Fund average net assets)	$148,344,537
Portfolio turnover for the reporting period	47%

Columbia Seligman Technology and Information Fund | Class C | ASR219-04_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	23.3%
Semiconductor Materials & Equipment	13.0%
Systems Software	8.4%
Technology Hardware, Storage & Peripherals	8.2%
Application Software	5.3%
Communications Equipment	3.3%
Internet Services & Infrastructure	3.2%
Other	2.3%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.2%
Lam Research Corp.	7.5%
Marvell Technology, Inc.	6.2%
Broadcom, Inc.	4.7%
NVIDIA Corp.	4.4%
Applied Materials, Inc.	3.9%
Alphabet, Inc., Class A	3.8%
Western Digital Corp.	3.2%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Equity Sector Allocation

Table Summary
Information Technology	67.0%
Industrials	12.0%
Communication Services	8.9%
Financials	3.8%
Consumer Discretionary	1.5%
Utilities	0.4%
Health Care	0.2%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund | Class C | ASR219-04_(07/26) |

Columbia Seligman Technology and Information Fund

Institutional Class | CCIZX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$143	0.89%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware, storage, semiconductor and semiconductor equipment, software, and electronic equipment industries added to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry contributed significantly, with allocations to the software, IT services and semiconductor and semiconductor equipment industries also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Bloom Energy, a provider of solid oxide fuel cell-based power generation solutions; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Western Digital, a provider of data storage solutions including hard drives and flash memory; Marvell, a designer of semiconductor solutions for data infrastructure; and Applied Materials, a supplier of semiconductor manufacturing equipment, were top contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the IT services and communications equipment industries hurt the Fund’s relative performance during the annual period.

Allocations | An overweight to the financial services and ground transportation industries detracted from the Fund’s relative performance.

Individual holdings | Positions in Wix.com, a provider of cloud-based website creation and digital presence tools; GoDaddy, a provider of domain registration and web hosting services; Visa, a global payments technology company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; and Pinterest, a visual discovery and social media platform, were top detractors from the Fund’s relative performance during the period.

Columbia Seligman Technology and Information Fund | Institutional Class | ASR219-08_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Seligman Technology and Information Fund Institutional Class ($115,571)	Russell 3000® Index ($40,876)	S&P North American Technology Sector Index ($96,714)
05/16	$10,000	$10,000	$10,000
06/16	$9,771	$10,021	$9,774
07/16	$10,521	$10,418	$10,501
08/16	$10,896	$10,445	$10,728
09/16	$11,174	$10,461	$11,029
10/16	$11,072	$10,235	$10,960
11/16	$11,335	$10,693	$10,962
12/16	$11,406	$10,902	$11,073
01/17	$12,258	$11,107	$11,617
02/17	$12,723	$11,520	$12,132
03/17	$13,112	$11,528	$12,415
04/17	$13,538	$11,650	$12,743
05/17	$14,205	$11,769	$13,315
06/17	$13,534	$11,875	$13,011
07/17	$14,081	$12,099	$13,575
08/17	$14,407	$12,123	$13,868
09/17	$14,880	$12,418	$14,015
10/17	$15,729	$12,689	$15,075
11/17	$15,673	$13,074	$15,259
12/17	$15,329	$13,205	$15,257
01/18	$16,270	$13,901	$16,722
02/18	$16,334	$13,389	$16,796
03/18	$16,161	$13,120	$16,278
04/18	$15,436	$13,170	$16,412
05/18	$16,641	$13,542	$17,491
06/18	$16,237	$13,630	$17,540
07/18	$16,601	$14,083	$17,838
08/18	$17,192	$14,577	$19,154
09/18	$16,810	$14,601	$19,099
10/18	$15,267	$13,526	$17,142
11/18	$15,452	$13,797	$17,088
12/18	$14,174	$12,513	$15,696
01/19	$15,964	$13,587	$17,253
02/19	$16,934	$14,065	$18,072
03/19	$17,358	$14,270	$18,834
04/19	$18,704	$14,840	$20,067
05/19	$16,432	$13,880	$18,386
06/19	$17,860	$14,855	$19,773
07/19	$18,982	$15,075	$20,477
08/19	$18,432	$14,768	$19,973
09/19	$18,823	$15,027	$20,035
10/19	$19,692	$15,351	$20,670
11/19	$20,726	$15,934	$21,643
12/19	$21,872	$16,394	$22,396
01/20	$21,926	$16,376	$23,215
02/20	$20,350	$15,036	$21,651
03/20	$17,568	$12,968	$19,544
04/20	$20,043	$14,685	$22,710
05/20	$21,641	$15,471	$24,473
06/20	$23,112	$15,825	$25,843
07/20	$24,423	$16,723	$27,561
08/20	$25,484	$17,935	$30,327
09/20	$24,592	$17,282	$28,639
10/20	$24,462	$16,909	$27,877
11/20	$29,110	$18,966	$31,166
12/20	$31,639	$19,819	$32,509
01/21	$32,444	$19,731	$32,261
02/21	$34,660	$20,347	$33,351
03/21	$35,441	$21,077	$33,618
04/21	$36,464	$22,163	$35,785
05/21	$36,903	$22,264	$35,390
06/21	$38,850	$22,813	$37,749
07/21	$38,732	$23,199	$38,690
08/21	$39,849	$23,861	$40,132
09/21	$37,719	$22,790	$37,680
10/21	$40,197	$24,331	$40,106
11/21	$41,767	$23,961	$40,583
12/21	$44,063	$24,905	$41,092
01/22	$39,260	$23,439	$37,452
02/22	$38,965	$22,849	$35,525
03/22	$39,519	$23,590	$36,548
04/22	$35,026	$21,473	$31,492
05/22	$35,762	$21,444	$31,007
06/22	$31,208	$19,650	$27,924
07/22	$35,079	$21,494	$31,493
08/22	$32,743	$20,692	$29,686
09/22	$28,950	$18,773	$26,159
10/22	$30,502	$20,312	$27,232
11/22	$33,136	$21,373	$28,923
12/22	$30,374	$20,121	$26,562
01/23	$34,094	$21,507	$29,752
02/23	$33,667	$21,004	$29,407
03/23	$35,365	$21,566	$32,261
04/23	$33,802	$21,796	$32,165
05/23	$37,034	$21,880	$35,414
06/23	$39,647	$23,375	$37,337
07/23	$41,285	$24,212	$39,285
08/23	$40,309	$23,745	$38,775
09/23	$38,325	$22,614	$36,528
10/23	$36,229	$22,015	$35,633
11/23	$41,246	$24,067	$40,261
12/23	$43,918	$25,344	$42,798
01/24	$44,252	$25,625	$44,610
02/24	$45,880	$27,012	$48,197
03/24	$47,717	$27,883	$49,350
04/24	$45,839	$26,656	$46,850
05/24	$49,210	$27,916	$49,938
06/24	$51,141	$28,780	$53,978
07/24	$50,744	$29,315	$52,617
08/24	$50,936	$29,953	$53,309
09/24	$51,676	$30,573	$54,982
10/24	$51,185	$30,348	$54,670
11/24	$55,750	$32,367	$57,837
12/24	$55,824	$31,378	$58,238
01/25	$57,541	$32,368	$59,893
02/25	$54,085	$31,748	$57,021
03/25	$48,581	$29,896	$51,583
04/25	$48,016	$29,696	$52,502
05/25	$52,455	$31,578	$58,178
06/25	$58,184	$33,182	$63,641
07/25	$61,983	$33,913	$66,092
08/25	$64,610	$34,698	$66,755
09/25	$73,167	$35,895	$72,003
10/25	$80,395	$36,664	$76,857
11/25	$77,575	$36,765	$74,826
12/25	$76,892	$36,758	$74,441
01/26	$84,335	$37,328	$74,608
02/26	$84,987	$37,150	$71,570
03/26	$81,367	$35,303	$68,232
04/26	$104,448	$38,905	$82,823
05/26	$115,571	$40,876	$96,714
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	120.33	25.65	27.73
Russell 3000® Index	29.45	12.92	15.12
S&P North American Technology Sector Index	66.24	22.27	25.47

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$28,176,414,138
Total number of portfolio holdings	83
Management services fees (represents 0.79% of Fund average net assets)	$148,344,537
Portfolio turnover for the reporting period	47%

Columbia Seligman Technology and Information Fund | Institutional Class | ASR219-08_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	23.3%
Semiconductor Materials & Equipment	13.0%
Systems Software	8.4%
Technology Hardware, Storage & Peripherals	8.2%
Application Software	5.3%
Communications Equipment	3.3%
Internet Services & Infrastructure	3.2%
Other	2.3%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.2%
Lam Research Corp.	7.5%
Marvell Technology, Inc.	6.2%
Broadcom, Inc.	4.7%
NVIDIA Corp.	4.4%
Applied Materials, Inc.	3.9%
Alphabet, Inc., Class A	3.8%
Western Digital Corp.	3.2%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Equity Sector Allocation

Table Summary
Information Technology	67.0%
Industrials	12.0%
Communication Services	8.9%
Financials	3.8%
Consumer Discretionary	1.5%
Utilities	0.4%
Health Care	0.2%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund | Institutional Class | ASR219-08_(07/26) |

Columbia Seligman Technology and Information Fund

Institutional 2 Class | SCMIX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$138	0.86%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware, storage, semiconductor and semiconductor equipment, software, and electronic equipment industries added to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry contributed significantly, with allocations to the software, IT services and semiconductor and semiconductor equipment industries also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Bloom Energy, a provider of solid oxide fuel cell-based power generation solutions; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Western Digital, a provider of data storage solutions including hard drives and flash memory; Marvell, a designer of semiconductor solutions for data infrastructure; and Applied Materials, a supplier of semiconductor manufacturing equipment, were top contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the IT services and communications equipment industries hurt the Fund’s relative performance during the annual period.

Allocations | An overweight to the financial services and ground transportation industries detracted from the Fund’s relative performance.

Individual holdings | Positions in Wix.com, a provider of cloud-based website creation and digital presence tools; GoDaddy, a provider of domain registration and web hosting services; Visa, a global payments technology company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; and Pinterest, a visual discovery and social media platform, were top detractors from the Fund’s relative performance during the period.

Columbia Seligman Technology and Information Fund | Institutional 2 Class | ASR219-15_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Seligman Technology and Information Fund Institutional 2 Class ($116,074)	Russell 3000® Index ($40,876)	S&P North American Technology Sector Index ($96,714)
05/16	$10,000	$10,000	$10,000
06/16	$9,771	$10,021	$9,774
07/16	$10,524	$10,418	$10,501
08/16	$10,899	$10,445	$10,728
09/16	$11,178	$10,461	$11,029
10/16	$11,078	$10,235	$10,960
11/16	$11,340	$10,693	$10,962
12/16	$11,413	$10,902	$11,073
01/17	$12,266	$11,107	$11,617
02/17	$12,730	$11,520	$12,132
03/17	$13,122	$11,528	$12,415
04/17	$13,548	$11,650	$12,743
05/17	$14,216	$11,769	$13,315
06/17	$13,546	$11,875	$13,011
07/17	$14,092	$12,099	$13,575
08/17	$14,421	$12,123	$13,868
09/17	$14,893	$12,418	$14,015
10/17	$15,745	$12,689	$15,075
11/17	$15,689	$13,074	$15,259
12/17	$15,344	$13,205	$15,257
01/18	$16,288	$13,901	$16,722
02/18	$16,354	$13,389	$16,796
03/18	$16,181	$13,120	$16,278
04/18	$15,455	$13,170	$16,412
05/18	$16,662	$13,542	$17,491
06/18	$16,257	$13,630	$17,540
07/18	$16,624	$14,083	$17,838
08/18	$17,215	$14,577	$19,154
09/18	$16,834	$14,601	$19,099
10/18	$15,290	$13,526	$17,142
11/18	$15,475	$13,797	$17,088
12/18	$14,195	$12,513	$15,696
01/19	$15,990	$13,587	$17,253
02/19	$16,962	$14,065	$18,072
03/19	$17,387	$14,270	$18,834
04/19	$18,735	$14,840	$20,067
05/19	$16,462	$13,880	$18,386
06/19	$17,891	$14,855	$19,773
07/19	$19,017	$15,075	$20,477
08/19	$18,466	$14,768	$19,973
09/19	$18,858	$15,027	$20,035
10/19	$19,731	$15,351	$20,670
11/19	$20,766	$15,934	$21,643
12/19	$21,916	$16,394	$22,396
01/20	$21,973	$16,376	$23,215
02/20	$20,392	$15,036	$21,651
03/20	$17,604	$12,968	$19,544
04/20	$20,086	$14,685	$22,710
05/20	$21,689	$15,471	$24,473
06/20	$23,164	$15,825	$25,843
07/20	$24,478	$16,723	$27,561
08/20	$25,543	$17,935	$30,327
09/20	$24,647	$17,282	$28,639
10/20	$24,517	$16,909	$27,877
11/20	$29,179	$18,966	$31,166
12/20	$31,715	$19,819	$32,509
01/21	$32,523	$19,731	$32,261
02/21	$34,744	$20,347	$33,351
03/21	$35,528	$21,077	$33,618
04/21	$36,555	$22,163	$35,785
05/21	$36,998	$22,264	$35,390
06/21	$38,949	$22,813	$37,749
07/21	$38,831	$23,199	$38,690
08/21	$39,955	$23,861	$40,132
09/21	$37,819	$22,790	$37,680
10/21	$40,304	$24,331	$40,106
11/21	$41,881	$23,961	$40,583
12/21	$44,187	$24,905	$41,092
01/22	$39,370	$23,439	$37,452
02/22	$39,076	$22,849	$35,525
03/22	$39,631	$23,590	$36,548
04/22	$35,126	$21,473	$31,492
05/22	$35,868	$21,444	$31,007
06/22	$31,300	$19,650	$27,924
07/22	$35,182	$21,494	$31,493
08/22	$32,840	$20,692	$29,686
09/22	$29,039	$18,773	$26,159
10/22	$30,597	$20,312	$27,232
11/22	$33,238	$21,373	$28,923
12/22	$30,469	$20,121	$26,562
01/23	$34,201	$21,507	$29,752
02/23	$33,776	$21,004	$29,407
03/23	$35,479	$21,566	$32,261
04/23	$33,910	$21,796	$32,165
05/23	$37,154	$21,880	$35,414
06/23	$39,780	$23,375	$37,337
07/23	$41,423	$24,212	$39,285
08/23	$40,445	$23,745	$38,775
09/23	$38,454	$22,614	$36,528
10/23	$36,352	$22,015	$35,633
11/23	$41,388	$24,067	$40,261
12/23	$44,069	$25,344	$42,798
01/24	$44,407	$25,625	$44,610
02/24	$46,041	$27,012	$48,197
03/24	$47,889	$27,883	$49,350
04/24	$46,004	$26,656	$46,850
05/24	$49,389	$27,916	$49,938
06/24	$51,328	$28,780	$53,978
07/24	$50,933	$29,315	$52,617
08/24	$51,124	$29,953	$53,309
09/24	$51,870	$30,573	$54,982
10/24	$51,378	$30,348	$54,670
11/24	$55,962	$32,367	$57,837
12/24	$56,039	$31,378	$58,238
01/25	$57,761	$32,368	$59,893
02/25	$54,298	$31,748	$57,021
03/25	$48,772	$29,896	$51,583
04/25	$48,206	$29,696	$52,502
05/25	$52,662	$31,578	$58,178
06/25	$58,420	$33,182	$63,641
07/25	$62,236	$33,913	$66,092
08/25	$64,872	$34,698	$66,755
09/25	$73,468	$35,895	$72,003
10/25	$80,728	$36,664	$76,857
11/25	$77,901	$36,765	$74,826
12/25	$77,216	$36,758	$74,441
01/26	$84,691	$37,328	$74,608
02/26	$85,348	$37,150	$71,570
03/26	$81,713	$35,303	$68,232
04/26	$104,900	$38,905	$82,823
05/26	$116,074	$40,876	$96,714
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	120.42	25.69	27.78
Russell 3000® Index	29.45	12.92	15.12
S&P North American Technology Sector Index	66.24	22.27	25.47

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$28,176,414,138
Total number of portfolio holdings	83
Management services fees (represents 0.79% of Fund average net assets)	$148,344,537
Portfolio turnover for the reporting period	47%

Columbia Seligman Technology and Information Fund | Institutional 2 Class | ASR219-15_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	23.3%
Semiconductor Materials & Equipment	13.0%
Systems Software	8.4%
Technology Hardware, Storage & Peripherals	8.2%
Application Software	5.3%
Communications Equipment	3.3%
Internet Services & Infrastructure	3.2%
Other	2.3%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.2%
Lam Research Corp.	7.5%
Marvell Technology, Inc.	6.2%
Broadcom, Inc.	4.7%
NVIDIA Corp.	4.4%
Applied Materials, Inc.	3.9%
Alphabet, Inc., Class A	3.8%
Western Digital Corp.	3.2%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Equity Sector Allocation

Table Summary
Information Technology	67.0%
Industrials	12.0%
Communication Services	8.9%
Financials	3.8%
Consumer Discretionary	1.5%
Utilities	0.4%
Health Care	0.2%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund | Institutional 2 Class | ASR219-15_(07/26) |

Columbia Seligman Technology and Information Fund

Institutional 3 Class | CCOYX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$130	0.81%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware, storage, semiconductor and semiconductor equipment, software, and electronic equipment industries added to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry contributed significantly, with allocations to the software, IT services and semiconductor and semiconductor equipment industries also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Bloom Energy, a provider of solid oxide fuel cell-based power generation solutions; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Western Digital, a provider of data storage solutions including hard drives and flash memory; Marvell, a designer of semiconductor solutions for data infrastructure; and Applied Materials, a supplier of semiconductor manufacturing equipment, were top contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the IT services and communications equipment industries hurt the Fund’s relative performance during the annual period.

Allocations | An overweight to the financial services and ground transportation industries detracted from the Fund’s relative performance.

Individual holdings | Positions in Wix.com, a provider of cloud-based website creation and digital presence tools; GoDaddy, a provider of domain registration and web hosting services; Visa, a global payments technology company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; and Pinterest, a visual discovery and social media platform, were top detractors from the Fund’s relative performance during the period.

Columbia Seligman Technology and Information Fund | Institutional 3 Class | ASR219-17_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Seligman Technology and Information Fund Institutional 3 Class ($116,328)	Russell 3000® Index ($40,876)	S&P North American Technology Sector Index ($96,714)
05/16	$10,000	$10,000	$10,000
06/16	$9,770	$10,021	$9,774
07/16	$10,518	$10,418	$10,501
08/16	$10,890	$10,445	$10,728
09/16	$11,165	$10,461	$11,029
10/16	$11,062	$10,235	$10,960
11/16	$11,321	$10,693	$10,962
12/16	$11,390	$10,902	$11,073
01/17	$12,237	$11,107	$11,617
02/17	$12,700	$11,520	$12,132
03/17	$13,090	$11,528	$12,415
04/17	$13,517	$11,650	$12,743
05/17	$14,184	$11,769	$13,315
06/17	$13,515	$11,875	$13,011
07/17	$14,061	$12,099	$13,575
08/17	$14,390	$12,123	$13,868
09/17	$14,862	$12,418	$14,015
10/17	$15,711	$12,689	$15,075
11/17	$15,657	$13,074	$15,259
12/17	$15,314	$13,205	$15,257
01/18	$16,257	$13,901	$16,722
02/18	$16,321	$13,389	$16,796
03/18	$16,149	$13,120	$16,278
04/18	$15,426	$13,170	$16,412
05/18	$16,631	$13,542	$17,491
06/18	$16,229	$13,630	$17,540
07/18	$16,595	$14,083	$17,838
08/18	$17,188	$14,577	$19,154
09/18	$16,806	$14,601	$19,099
10/18	$15,266	$13,526	$17,142
11/18	$15,450	$13,797	$17,088
12/18	$14,173	$12,513	$15,696
01/19	$15,966	$13,587	$17,253
02/19	$16,938	$14,065	$18,072
03/19	$17,362	$14,270	$18,834
04/19	$18,711	$14,840	$20,067
05/19	$16,441	$13,880	$18,386
06/19	$17,870	$14,855	$19,773
07/19	$18,995	$15,075	$20,477
08/19	$18,445	$14,768	$19,973
09/19	$18,837	$15,027	$20,035
10/19	$19,709	$15,351	$20,670
11/19	$20,746	$15,934	$21,643
12/19	$21,893	$16,394	$22,396
01/20	$21,950	$16,376	$23,215
02/20	$20,372	$15,036	$21,651
03/20	$17,590	$12,968	$19,544
04/20	$20,069	$14,685	$22,710
05/20	$21,671	$15,471	$24,473
06/20	$23,147	$15,825	$25,843
07/20	$24,460	$16,723	$27,561
08/20	$25,524	$17,935	$30,327
09/20	$24,633	$17,282	$28,639
10/20	$24,505	$16,909	$27,877
11/20	$29,163	$18,966	$31,166
12/20	$31,696	$19,819	$32,509
01/21	$32,507	$19,731	$32,261
02/21	$34,729	$20,347	$33,351
03/21	$35,515	$21,077	$33,618
04/21	$36,542	$22,163	$35,785
05/21	$36,986	$22,264	$35,390
06/21	$38,940	$22,813	$37,749
07/21	$38,824	$23,199	$38,690
08/21	$39,948	$23,861	$40,132
09/21	$37,815	$22,790	$37,680
10/21	$40,301	$24,331	$40,106
11/21	$41,878	$23,961	$40,583
12/21	$44,185	$24,905	$41,092
01/22	$39,370	$23,439	$37,452
02/22	$39,079	$22,849	$35,525
03/22	$39,634	$23,590	$36,548
04/22	$35,131	$21,473	$31,492
05/22	$35,873	$21,444	$31,007
06/22	$31,306	$19,650	$27,924
07/22	$35,191	$21,494	$31,493
08/22	$32,852	$20,692	$29,686
09/22	$29,049	$18,773	$26,159
10/22	$30,607	$20,312	$27,232
11/22	$33,252	$21,373	$28,923
12/22	$30,484	$20,121	$26,562
01/23	$34,220	$21,507	$29,752
02/23	$33,793	$21,004	$29,407
03/23	$35,501	$21,566	$32,261
04/23	$33,932	$21,796	$32,165
05/23	$37,180	$21,880	$35,414
06/23	$39,807	$23,375	$37,337
07/23	$41,454	$24,212	$39,285
08/23	$40,477	$23,745	$38,775
09/23	$38,487	$22,614	$36,528
10/23	$36,384	$22,015	$35,633
11/23	$41,428	$24,067	$40,261
12/23	$44,115	$25,344	$42,798
01/24	$44,455	$25,625	$44,610
02/24	$46,090	$27,012	$48,197
03/24	$47,942	$27,883	$49,350
04/24	$46,056	$26,656	$46,850
05/24	$49,448	$27,916	$49,938
06/24	$51,388	$28,780	$53,978
07/24	$50,995	$29,315	$52,617
08/24	$51,192	$29,953	$53,309
09/24	$51,941	$30,573	$54,982
10/24	$51,449	$30,348	$54,670
11/24	$56,042	$32,367	$57,837
12/24	$56,122	$31,378	$58,238
01/25	$57,851	$32,368	$59,893
02/25	$54,381	$31,748	$57,021
03/25	$48,852	$29,896	$51,583
04/25	$48,285	$29,696	$52,502
05/25	$52,751	$31,578	$58,178
06/25	$58,519	$33,182	$63,641
07/25	$62,342	$33,913	$66,092
08/25	$64,991	$34,698	$66,755
09/25	$73,602	$35,895	$72,003
10/25	$80,880	$36,664	$76,857
11/25	$78,049	$36,765	$74,826
12/25	$77,369	$36,758	$74,441
01/26	$84,863	$37,328	$74,608
02/26	$85,527	$37,150	$71,570
03/26	$81,886	$35,303	$68,232
04/26	$105,127	$38,905	$82,823
05/26	$116,328	$40,876	$96,714
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	120.51	25.76	27.81
Russell 3000® Index	29.45	12.92	15.12
S&P North American Technology Sector Index	66.24	22.27	25.47
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$28,176,414,138
Total number of portfolio holdings	83
Management services fees (represents 0.79% of Fund average net assets)	$148,344,537
Portfolio turnover for the reporting period	47%

Columbia Seligman Technology and Information Fund | Institutional 3 Class | ASR219-17_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	23.3%
Semiconductor Materials & Equipment	13.0%
Systems Software	8.4%
Technology Hardware, Storage & Peripherals	8.2%
Application Software	5.3%
Communications Equipment	3.3%
Internet Services & Infrastructure	3.2%
Other	2.3%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.2%
Lam Research Corp.	7.5%
Marvell Technology, Inc.	6.2%
Broadcom, Inc.	4.7%
NVIDIA Corp.	4.4%
Applied Materials, Inc.	3.9%
Alphabet, Inc., Class A	3.8%
Western Digital Corp.	3.2%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Equity Sector Allocation

Table Summary
Information Technology	67.0%
Industrials	12.0%
Communication Services	8.9%
Financials	3.8%
Consumer Discretionary	1.5%
Utilities	0.4%
Health Care	0.2%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund | Institutional 3 Class | ASR219-17_(07/26) |

Columbia Seligman Technology and Information Fund

Class R | SCIRX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$222	1.39%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware, storage, semiconductor and semiconductor equipment, software, and electronic equipment industries added to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry contributed significantly, with allocations to the software, IT services and semiconductor and semiconductor equipment industries also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Bloom Energy, a provider of solid oxide fuel cell-based power generation solutions; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Western Digital, a provider of data storage solutions including hard drives and flash memory; Marvell, a designer of semiconductor solutions for data infrastructure; and Applied Materials, a supplier of semiconductor manufacturing equipment, were top contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the IT services and communications equipment industries hurt the Fund’s relative performance during the annual period.

Allocations | An overweight to the financial services and ground transportation industries detracted from the Fund’s relative performance.

Individual holdings | Positions in Wix.com, a provider of cloud-based website creation and digital presence tools; GoDaddy, a provider of domain registration and web hosting services; Visa, a global payments technology company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; and Pinterest, a visual discovery and social media platform, were top detractors from the Fund’s relative performance during the period.

Columbia Seligman Technology and Information Fund | Class R | ASR219-12_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Seligman Technology and Information Fund Class R ($109,950)	Russell 3000® Index ($40,876)	S&P North American Technology Sector Index ($96,714)
05/16	$10,000	$10,000	$10,000
06/16	$9,766	$10,021	$9,774
07/16	$10,513	$10,418	$10,501
08/16	$10,882	$10,445	$10,728
09/16	$11,155	$10,461	$11,029
10/16	$11,050	$10,235	$10,960
11/16	$11,307	$10,693	$10,962
12/16	$11,375	$10,902	$11,073
01/17	$12,218	$11,107	$11,617
02/17	$12,676	$11,520	$12,132
03/17	$13,058	$11,528	$12,415
04/17	$13,478	$11,650	$12,743
05/17	$14,136	$11,769	$13,315
06/17	$13,461	$11,875	$13,011
07/17	$14,000	$12,099	$13,575
08/17	$14,318	$12,123	$13,868
09/17	$14,782	$12,418	$14,015
10/17	$15,619	$12,689	$15,075
11/17	$15,558	$13,074	$15,259
12/17	$15,210	$13,205	$15,257
01/18	$16,137	$13,901	$16,722
02/18	$16,193	$13,389	$16,796
03/18	$16,015	$13,120	$16,278
04/18	$15,289	$13,170	$16,412
05/18	$16,477	$13,542	$17,491
06/18	$16,069	$13,630	$17,540
07/18	$16,423	$14,083	$17,838
08/18	$17,001	$14,577	$19,154
09/18	$16,617	$14,601	$19,099
10/18	$15,086	$13,526	$17,142
11/18	$15,261	$13,797	$17,088
12/18	$13,991	$12,513	$15,696
01/19	$15,755	$13,587	$17,253
02/19	$16,704	$14,065	$18,072
03/19	$17,115	$14,270	$18,834
04/19	$18,433	$14,840	$20,067
05/19	$16,189	$13,880	$18,386
06/19	$17,588	$14,855	$19,773
07/19	$18,687	$15,075	$20,477
08/19	$18,136	$14,768	$19,973
09/19	$18,514	$15,027	$20,035
10/19	$19,359	$15,351	$20,670
11/19	$20,367	$15,934	$21,643
12/19	$21,485	$16,394	$22,396
01/20	$21,531	$16,376	$23,215
02/20	$19,972	$15,036	$21,651
03/20	$17,236	$12,968	$19,544
04/20	$19,655	$14,685	$22,710
05/20	$21,213	$15,471	$24,473
06/20	$22,646	$15,825	$25,843
07/20	$23,921	$16,723	$27,561
08/20	$24,950	$17,935	$30,327
09/20	$24,067	$17,282	$28,639
10/20	$23,930	$16,909	$27,877
11/20	$28,465	$18,966	$31,166
12/20	$30,922	$19,819	$32,509
01/21	$31,698	$19,731	$32,261
02/21	$33,848	$20,347	$33,351
03/21	$34,596	$21,077	$33,618
04/21	$35,582	$22,163	$35,785
05/21	$35,999	$22,264	$35,390
06/21	$37,879	$22,813	$37,749
07/21	$37,745	$23,199	$38,690
08/21	$38,820	$23,861	$40,132
09/21	$36,730	$22,790	$37,680
10/21	$39,126	$24,331	$40,106
11/21	$40,637	$23,961	$40,583
12/21	$42,853	$24,905	$41,092
01/22	$38,166	$23,439	$37,452
02/22	$37,865	$22,849	$35,525
03/22	$38,384	$23,590	$36,548
04/22	$34,009	$21,473	$31,492
05/22	$34,708	$21,444	$31,007
06/22	$30,275	$19,650	$27,924
07/22	$34,016	$21,494	$31,493
08/22	$31,737	$20,692	$29,686
09/22	$28,049	$18,773	$26,159
10/22	$29,540	$20,312	$27,232
11/22	$32,077	$21,373	$28,923
12/22	$29,392	$20,121	$26,562
01/23	$32,976	$21,507	$29,752
02/23	$32,555	$21,004	$29,407
03/23	$34,180	$21,566	$32,261
04/23	$32,657	$21,796	$32,165
05/23	$35,761	$21,880	$35,414
06/23	$38,271	$23,375	$37,337
07/23	$39,833	$24,212	$39,285
08/23	$38,877	$23,745	$38,775
09/23	$36,949	$22,614	$36,528
10/23	$34,911	$22,015	$35,633
11/23	$39,731	$24,067	$40,261
12/23	$42,287	$25,344	$42,798
01/24	$42,591	$25,625	$44,610
02/24	$44,139	$27,012	$48,197
03/24	$45,890	$27,883	$49,350
04/24	$44,064	$26,656	$46,850
05/24	$47,283	$27,916	$49,938
06/24	$49,119	$28,780	$53,978
07/24	$48,718	$29,315	$52,617
08/24	$48,881	$29,953	$53,309
09/24	$49,569	$30,573	$54,982
10/24	$49,077	$30,348	$54,670
11/24	$53,435	$32,367	$57,837
12/24	$53,483	$31,378	$58,238
01/25	$55,104	$32,368	$59,893
02/25	$51,776	$31,748	$57,021
03/25	$46,486	$29,896	$51,583
04/25	$45,928	$29,696	$52,502
05/25	$50,151	$31,578	$58,178
06/25	$55,604	$33,182	$63,641
07/25	$59,211	$33,913	$66,092
08/25	$61,693	$34,698	$66,755
09/25	$69,835	$35,895	$72,003
10/25	$76,702	$36,664	$76,857
11/25	$73,985	$36,765	$74,826
12/25	$73,298	$36,758	$74,441
01/26	$80,363	$37,328	$74,608
02/26	$80,950	$37,150	$71,570
03/26	$77,468	$35,303	$68,232
04/26	$99,403	$38,905	$82,823
05/26	$109,950	$40,876	$96,714
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	119.26	25.02	27.09
Russell 3000® Index	29.45	12.92	15.12
S&P North American Technology Sector Index	66.24	22.27	25.47

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$28,176,414,138
Total number of portfolio holdings	83
Management services fees (represents 0.79% of Fund average net assets)	$148,344,537
Portfolio turnover for the reporting period	47%

Columbia Seligman Technology and Information Fund | Class R | ASR219-12_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	23.3%
Semiconductor Materials & Equipment	13.0%
Systems Software	8.4%
Technology Hardware, Storage & Peripherals	8.2%
Application Software	5.3%
Communications Equipment	3.3%
Internet Services & Infrastructure	3.2%
Other	2.3%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.2%
Lam Research Corp.	7.5%
Marvell Technology, Inc.	6.2%
Broadcom, Inc.	4.7%
NVIDIA Corp.	4.4%
Applied Materials, Inc.	3.9%
Alphabet, Inc., Class A	3.8%
Western Digital Corp.	3.2%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Equity Sector Allocation

Table Summary
Information Technology	67.0%
Industrials	12.0%
Communication Services	8.9%
Financials	3.8%
Consumer Discretionary	1.5%
Utilities	0.4%
Health Care	0.2%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund | Class R | ASR219-12_(07/26) |

Columbia Seligman Technology and Information Fund

Class S | CCIFX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$143	0.89%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware, storage, semiconductor and semiconductor equipment, software, and electronic equipment industries added to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry contributed significantly, with allocations to the software, IT services and semiconductor and semiconductor equipment industries also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Bloom Energy, a provider of solid oxide fuel cell-based power generation solutions; Lam Research, a supplier of wafer fabrication equipment used in semiconductor manufacturing; Western Digital, a provider of data storage solutions including hard drives and flash memory; Marvell, a designer of semiconductor solutions for data infrastructure; and Applied Materials, a supplier of semiconductor manufacturing equipment, were top contributors to relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the IT services and communications equipment industries hurt the Fund’s relative performance during the annual period.

Allocations | An overweight to the financial services and ground transportation industries detracted from the Fund’s relative performance.

Individual holdings | Positions in Wix.com, a provider of cloud-based website creation and digital presence tools; GoDaddy, a provider of domain registration and web hosting services; Visa, a global payments technology company; Salesforce, a provider of customer relationship management software and cloud-based enterprise solutions; and Pinterest, a visual discovery and social media platform, were top detractors from the Fund’s relative performance during the period.

Columbia Seligman Technology and Information Fund | Class S | ASR219-16_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Seligman Technology and Information Fund Class S ($113,201)	Russell 3000® Index ($40,876)	S&P North American Technology Sector Index ($96,714)
05/16	$10,000	$10,000	$10,000
06/16	$9,770	$10,021	$9,774
07/16	$10,518	$10,418	$10,501
08/16	$10,890	$10,445	$10,728
09/16	$11,165	$10,461	$11,029
10/16	$11,062	$10,235	$10,960
11/16	$11,321	$10,693	$10,962
12/16	$11,390	$10,902	$11,073
01/17	$12,237	$11,107	$11,617
02/17	$12,700	$11,520	$12,132
03/17	$13,086	$11,528	$12,415
04/17	$13,508	$11,650	$12,743
05/17	$14,172	$11,769	$13,315
06/17	$13,498	$11,875	$13,011
07/17	$14,042	$12,099	$13,575
08/17	$14,364	$12,123	$13,868
09/17	$14,832	$12,418	$14,015
10/17	$15,675	$12,689	$15,075
11/17	$15,615	$13,074	$15,259
12/17	$15,270	$13,205	$15,257
01/18	$16,206	$13,901	$16,722
02/18	$16,264	$13,389	$16,796
03/18	$16,090	$13,120	$16,278
04/18	$15,363	$13,170	$16,412
05/18	$16,560	$13,542	$17,491
06/18	$16,154	$13,630	$17,540
07/18	$16,515	$14,083	$17,838
08/18	$17,097	$14,577	$19,154
09/18	$16,713	$14,601	$19,099
10/18	$15,177	$13,526	$17,142
11/18	$15,358	$13,797	$17,088
12/18	$14,084	$12,513	$15,696
01/19	$15,859	$13,587	$17,253
02/19	$16,821	$14,065	$18,072
03/19	$17,236	$14,270	$18,834
04/19	$18,570	$14,840	$20,067
05/19	$16,311	$13,880	$18,386
06/19	$17,724	$14,855	$19,773
07/19	$18,836	$15,075	$20,477
08/19	$18,285	$14,768	$19,973
09/19	$18,669	$15,027	$20,035
10/19	$19,527	$15,351	$20,670
11/19	$20,548	$15,934	$21,643
12/19	$21,679	$16,394	$22,396
01/20	$21,728	$16,376	$23,215
02/20	$20,162	$15,036	$21,651
03/20	$17,402	$12,968	$19,544
04/20	$19,848	$14,685	$22,710
05/20	$21,427	$15,471	$24,473
06/20	$22,879	$15,825	$25,843
07/20	$24,174	$16,723	$27,561
08/20	$25,216	$17,935	$30,327
09/20	$24,328	$17,282	$28,639
10/20	$24,195	$16,909	$27,877
11/20	$28,786	$18,966	$31,166
12/20	$31,281	$19,819	$32,509
01/21	$32,069	$19,731	$32,261
02/21	$34,255	$20,347	$33,351
03/21	$35,019	$21,077	$33,618
04/21	$36,021	$22,163	$35,785
05/21	$36,449	$22,264	$35,390
06/21	$38,362	$22,813	$37,749
07/21	$38,239	$23,199	$38,690
08/21	$39,333	$23,861	$40,132
09/21	$37,223	$22,790	$37,680
10/21	$39,660	$24,331	$40,106
11/21	$41,201	$23,961	$40,583
12/21	$43,458	$24,905	$41,092
01/22	$38,710	$23,439	$37,452
02/22	$38,414	$22,849	$35,525
03/22	$38,951	$23,590	$36,548
04/22	$34,515	$21,473	$31,492
05/22	$35,233	$21,444	$31,007
06/22	$30,740	$19,650	$27,924
07/22	$34,545	$21,494	$31,493
08/22	$32,240	$20,692	$29,686
09/22	$28,499	$18,773	$26,159
10/22	$30,019	$20,312	$27,232
11/22	$32,606	$21,373	$28,923
12/22	$29,884	$20,121	$26,562
01/23	$33,532	$21,507	$29,752
02/23	$33,108	$21,004	$29,407
03/23	$34,771	$21,566	$32,261
04/23	$33,225	$21,796	$32,165
05/23	$36,394	$21,880	$35,414
06/23	$38,957	$23,375	$37,337
07/23	$40,558	$24,212	$39,285
08/23	$39,589	$23,745	$38,775
09/23	$37,633	$22,614	$36,528
10/23	$35,564	$22,015	$35,633
11/23	$40,485	$24,067	$40,261
12/23	$43,099	$25,344	$42,798
01/24	$43,415	$25,625	$44,610
02/24	$45,003	$27,012	$48,197
03/24	$46,800	$27,883	$49,350
04/24	$44,946	$26,656	$46,850
05/24	$48,242	$27,916	$49,938
06/24	$50,123	$28,780	$53,978
07/24	$49,726	$29,315	$52,617
08/24	$49,899	$29,953	$53,309
09/24	$50,616	$30,573	$54,982
10/24	$50,135	$30,348	$54,670
11/24	$54,606	$32,367	$57,837
12/24	$54,679	$31,378	$58,238
01/25	$56,360	$32,368	$59,893
02/25	$52,975	$31,748	$57,021
03/25	$47,584	$29,896	$51,583
04/25	$47,031	$29,696	$52,502
05/25	$51,379	$31,578	$58,178
06/25	$56,991	$33,182	$63,641
07/25	$60,711	$33,913	$66,092
08/25	$63,285	$34,698	$66,755
09/25	$71,666	$35,895	$72,003
10/25	$78,746	$36,664	$76,857
11/25	$75,984	$36,765	$74,826
12/25	$75,316	$36,758	$74,441
01/26	$82,606	$37,328	$74,608
02/26	$83,245	$37,150	$71,570
03/26	$79,696	$35,303	$68,232
04/26	$102,306	$38,905	$82,823
05/26	$113,201	$40,876	$96,714
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	120.34	25.44	27.46
Russell 3000® Index	29.45	12.92	15.12
S&P North American Technology Sector Index	66.24	22.27	25.47
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$28,176,414,138
Total number of portfolio holdings	83
Management services fees (represents 0.79% of Fund average net assets)	$148,344,537
Portfolio turnover for the reporting period	47%

Columbia Seligman Technology and Information Fund | Class S | ASR219-16_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	23.3%
Semiconductor Materials & Equipment	13.0%
Systems Software	8.4%
Technology Hardware, Storage & Peripherals	8.2%
Application Software	5.3%
Communications Equipment	3.3%
Internet Services & Infrastructure	3.2%
Other	2.3%

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.2%
Lam Research Corp.	7.5%
Marvell Technology, Inc.	6.2%
Broadcom, Inc.	4.7%
NVIDIA Corp.	4.4%
Applied Materials, Inc.	3.9%
Alphabet, Inc., Class A	3.8%
Western Digital Corp.	3.2%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Equity Sector Allocation

Table Summary
Information Technology	67.0%
Industrials	12.0%
Communication Services	8.9%
Financials	3.8%
Consumer Discretionary	1.5%
Utilities	0.4%
Health Care	0.2%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund | Class S | ASR219-16_(07/26) |

Multi-Manager Value Strategies Fund

Institutional Class | CZMVX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Multi-Manager Value Strategies Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$75	0.68%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the industrials, materials, energy and utilities sectors boosted the Fund’s results relative to the benchmark most during the annual period.

Allocations | Overweights to the information technology and energy sectors and an underweight to the real estate sector positively impacted relative performance.

Individual holdings | Positions in Lam Research, a designer and manufacturer of semiconductor processing equipment; Texas Instruments, a designer and manufacturer of semiconductors; and KLA Corporation, a supplier of process control and yield management solutions for the semiconductor and related nano-electronics industries, were among the top contributors to the Fund’s relative performance. A relative underweight to Berkshire Hathaway Class B, a holding company, which engages in the provision of property and casualty insurance and reinsurance, utilities and energy, freight rail transportation, finance, manufacturing, and retailing services also contributed. Not holding Boston Scientific, a developer, manufacturer and marketer of medical devices that are used in interventional medical procedures, also contributed to relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology sector was the primary detractor from the Fund’s relative performance during the period. Selection in the communication services and health care sectors also detracted from the Fund’s relative results during the period.

Allocations | Holding cash and an overweight to the consumer discretionary sector detracted from relative performance.

Individual holdings | Not holding positions in Intel, a designer and manufacturer of computer products and technologies; Advanced Micro Devices, a semiconductor company; or Sandisk, a developer, manufacturer, and provisioner of storage devices and solutions based on NAND flash technology, were among the largest detractors from relative performance. An underweight to Micron Technology, a provider of memory and storage solutions, and an overweight to Abbott Laboratories, a developer, manufacturer, and seller of healthcare products, also detracted from relative performance over the period.

Multi-Manager Value Strategies Fund | Institutional Class | ASR116-08_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Multi-Manager Value Strategies Fund Institutional Class ($29,649)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,140	$10,023	$10,086
07/16	$10,406	$10,404	$10,379
08/16	$10,466	$10,418	$10,459
09/16	$10,436	$10,427	$10,438
10/16	$10,272	$10,223	$10,276
11/16	$10,877	$10,626	$10,863
12/16	$11,120	$10,826	$11,134
01/17	$11,292	$11,044	$11,214
02/17	$11,719	$11,471	$11,617
03/17	$11,660	$11,478	$11,498
04/17	$11,751	$11,600	$11,477
05/17	$11,815	$11,748	$11,466
06/17	$11,974	$11,830	$11,653
07/17	$12,157	$12,064	$11,808
08/17	$12,130	$12,102	$11,670
09/17	$12,490	$12,359	$12,016
10/17	$12,655	$12,643	$12,103
11/17	$13,087	$13,028	$12,474
12/17	$13,305	$13,174	$12,656
01/18	$13,905	$13,897	$13,145
02/18	$13,276	$13,387	$12,518
03/18	$12,959	$13,083	$12,297
04/18	$12,882	$13,127	$12,338
05/18	$13,045	$13,462	$12,411
06/18	$13,045	$13,549	$12,442
07/18	$13,640	$14,017	$12,934
08/18	$13,832	$14,500	$13,125
09/18	$13,914	$14,555	$13,152
10/18	$13,105	$13,525	$12,471
11/18	$13,452	$13,800	$12,843
12/18	$12,112	$12,543	$11,610
01/19	$13,069	$13,595	$12,513
02/19	$13,491	$14,055	$12,913
03/19	$13,566	$14,300	$12,995
04/19	$14,175	$14,877	$13,456
05/19	$13,256	$13,929	$12,591
06/19	$14,200	$14,907	$13,495
07/19	$14,408	$15,138	$13,607
08/19	$13,972	$14,861	$13,206
09/19	$14,429	$15,119	$13,678
10/19	$14,668	$15,439	$13,869
11/19	$15,168	$16,023	$14,298
12/19	$15,572	$16,485	$14,691
01/20	$15,167	$16,503	$14,375
02/20	$13,757	$15,155	$12,983
03/20	$11,530	$13,152	$10,764
04/20	$12,904	$14,890	$11,974
05/20	$13,398	$15,675	$12,385
06/20	$13,388	$16,022	$12,302
07/20	$14,023	$16,960	$12,789
08/20	$14,703	$18,205	$13,317
09/20	$14,349	$17,540	$12,990
10/20	$14,100	$17,117	$12,820
11/20	$15,962	$19,132	$14,544
12/20	$16,483	$19,941	$15,102
01/21	$16,296	$19,777	$14,963
02/21	$17,251	$20,350	$15,868
03/21	$18,336	$21,120	$16,801
04/21	$19,008	$22,257	$17,473
05/21	$19,448	$22,363	$17,881
06/21	$19,229	$22,923	$17,676
07/21	$19,427	$23,399	$17,818
08/21	$19,792	$24,077	$18,171
09/21	$19,034	$22,971	$17,539
10/21	$20,064	$24,565	$18,429
11/21	$19,499	$24,235	$17,780
12/21	$20,695	$25,217	$18,901
01/22	$20,220	$23,795	$18,461
02/22	$19,876	$23,142	$18,247
03/22	$20,352	$23,923	$18,762
04/22	$19,173	$21,790	$17,704
05/22	$19,685	$21,757	$18,048
06/22	$17,823	$19,935	$16,471
07/22	$18,961	$21,792	$17,563
08/22	$18,434	$20,955	$17,040
09/22	$16,866	$19,016	$15,546
10/22	$18,729	$20,541	$17,140
11/22	$19,883	$21,653	$18,211
12/22	$19,045	$20,394	$17,477
01/23	$20,000	$21,761	$18,382
02/23	$19,323	$21,243	$17,734
03/23	$19,048	$21,915	$17,652
04/23	$19,301	$22,187	$17,918
05/23	$18,595	$22,290	$17,227
06/23	$19,877	$23,795	$18,372
07/23	$20,613	$24,614	$19,018
08/23	$20,117	$24,183	$18,504
09/23	$19,433	$23,046	$17,790
10/23	$18,775	$22,489	$17,162
11/23	$20,159	$24,590	$18,457
12/23	$21,297	$25,804	$19,480
01/24	$21,438	$26,164	$19,500
02/24	$22,304	$27,576	$20,219
03/24	$23,453	$28,461	$21,230
04/24	$22,457	$27,249	$20,323
05/24	$22,955	$28,533	$20,968
06/24	$22,805	$29,477	$20,770
07/24	$23,806	$29,906	$21,832
08/24	$24,421	$30,615	$22,418
09/24	$24,548	$31,269	$22,729
10/24	$24,361	$31,051	$22,479
11/24	$25,682	$33,050	$23,914
12/24	$24,053	$32,129	$22,279
01/25	$25,072	$33,151	$23,310
02/25	$25,226	$32,571	$23,405
03/25	$24,520	$30,686	$22,755
04/25	$23,544	$30,504	$22,061
05/25	$24,427	$32,451	$22,836
06/25	$25,266	$34,094	$23,616
07/25	$25,312	$34,852	$23,752
08/25	$26,183	$35,586	$24,509
09/25	$26,339	$36,819	$24,875
10/25	$26,183	$37,614	$24,985
11/25	$26,838	$37,706	$25,648
12/25	$27,161	$37,708	$25,822
01/26	$28,322	$38,227	$27,001
02/26	$29,232	$38,022	$27,701
03/26	$27,929	$36,131	$26,365
04/26	$29,416	$39,783	$28,515
05/26	$29,649	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)Footnote Reference(b)	21.38	8.80	11.48
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37
Footnote	Description
Footnote(a)	The returns shown for periods prior to January 3, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund's performance prior to May 27, 2025, reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund's current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$5,619,919,110
Total number of portfolio holdings	324
Management services fees (represents 0.59% of Fund average net assets)	$32,136,474
Portfolio turnover for the reporting period	37%

Multi-Manager Value Strategies Fund | Institutional Class | ASR116-08_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	20.0%
Information Technology	16.2%
Industrials	13.4%
Health Care	10.8%
Energy	8.9%
Consumer Discretionary	8.4%
Consumer Staples	7.6%
Communication Services	5.5%
Materials	2.7%
Real Estate	2.1%
Other	1.9%

Top Holdings

Table Summary
Microsoft Corp.	2.3%
JPMorgan Chase & Co.	2.1%
Apple, Inc.	1.8%
Micron Technology, Inc.	1.8%
Amazon.com, Inc.	1.8%
ConocoPhillips Co.	1.7%
Abbott Laboratories	1.7%
Union Pacific Corp.	1.5%
Berkshire Hathaway, Inc., Class B	1.5%
American International Group, Inc.	1.4%

Asset Categories

Table Summary
Common Stocks	97.4%
Money Market Funds	2.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective June 25, 2026, Diamond Hill Capital Management, Inc. ceased serving as a subadviser.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Multi-Manager Value Strategies Fund | Institutional Class | ASR116-08_(07/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Amrit Kanwal and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett, Mr. Kanwal and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Audit fees (a)	426,790	411,580	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	178,094	159,070	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	392,000	474,000

(a)

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)	All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Dividend Opportunity Fund
Annual Financial Statements and Additional Information
May 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Dividend Opportunity Fund | 2026

Portfolio of Investments
May 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 92.1%
Issuer	Shares	Value ($)
Communication Services 3.5%
Diversified Telecommunication Services 3.5%
AT&T, Inc.	1,339,200	33,212,161
Comcast Corp., Class A	714,500	17,769,615
Verizon Communications, Inc.	744,300	35,584,983
Total		86,566,759
Total Communication Services		86,566,759
Consumer Discretionary 7.1%
Automobiles 1.6%
Ford Motor Co.	2,256,000	39,344,640
Distributors 0.5%
Genuine Parts Co.	114,300	11,281,410
Hotels, Restaurants & Leisure 1.8%
Darden Restaurants, Inc.	123,300	25,142,103
Starbucks Corp.	199,600	19,792,336
Total		44,934,439
Specialty Retail 3.2%
Best Buy Co., Inc.	412,900	32,185,555
Gap, Inc. (The)	993,100	21,004,065
Home Depot, Inc. (The)	78,400	24,863,776
Total		78,053,396
Total Consumer Discretionary		173,613,885
Consumer Staples 9.5%
Beverages 2.4%
Coca-Cola Co. (The)	299,100	23,631,891
PepsiCo, Inc.	240,300	34,648,857
Total		58,280,748
Consumer Staples Distribution & Retail 0.9%
Target Corp.	168,400	21,398,588
Food Products 2.3%
Bunge Global SA	202,100	24,918,930
Conagra Brands, Inc.	912,400	12,116,672
Tyson Foods, Inc., Class A	308,000	18,794,160
Total		55,829,762
Household Products 0.8%
Procter & Gamble Co. (The)	144,800	20,787,488
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.1%
Altria Group, Inc.	338,800	23,573,704
Philip Morris International, Inc.	299,900	53,196,262
Total		76,769,966
Total Consumer Staples		233,066,552
Energy 8.0%
Oil, Gas & Consumable Fuels 8.0%
Chevron Corp.	280,100	51,107,046
Devon Energy Corp.	121,870	5,421,996
Exxon Mobil Corp.	564,800	82,042,848
Kinder Morgan, Inc.	960,300	29,846,124
Valero Energy Corp.	109,900	26,905,718
Total		195,323,732
Total Energy		195,323,732
Financials 17.7%
Banks 9.5%
Bank of America Corp.	805,100	41,543,160
Citigroup, Inc.	329,300	41,458,870
JPMorgan Chase & Co.	238,400	71,355,504
Truist Financial Corp.	384,300	18,527,103
U.S. Bancorp	575,200	31,549,720
Wells Fargo & Co.	355,000	27,526,700
Total		231,961,057
Capital Markets 5.4%
Blackstone, Inc.	145,900	17,065,923
CME Group, Inc.	94,500	25,849,530
Goldman Sachs Group, Inc. (The)	66,900	68,609,964
Invesco Ltd.	759,800	21,623,908
Total		133,149,325
Insurance 2.4%
American Financial Group, Inc.	263,700	34,228,260
MetLife, Inc.	285,300	23,591,457
Total		57,819,717
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Starwood Property Trust, Inc.	641,200	10,951,696
Total Financials		433,881,795
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Opportunity Fund  | 2026
3

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.3%
Biotechnology 2.6%
AbbVie, Inc.	221,500	48,224,980
Amgen, Inc.	47,600	16,031,204
Total		64,256,184
Health Care Equipment & Supplies 1.0%
Medtronic PLC	322,000	23,766,820
Health Care Providers & Services 2.4%
CVS Health Corp.	378,500	34,435,930
UnitedHealth Group, Inc.	64,000	24,339,840
Total		58,775,770
Pharmaceuticals 6.3%
Bristol-Myers Squibb Co.	308,200	17,622,876
Johnson & Johnson	282,800	63,723,324
Merck & Co., Inc.	391,200	46,443,264
Pfizer, Inc.	1,029,800	26,960,164
Total		154,749,628
Total Health Care		301,548,402
Industrials 9.0%
Aerospace & Defense 1.9%
Lockheed Martin Corp.	58,400	30,978,280
RTX Corp.	86,500	15,540,590
Total		46,518,870
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	325,600	34,738,264
Building Products 0.5%
Johnson Controls International PLC	85,600	11,475,536
Ground Transportation 0.7%
Union Pacific Corp.	69,900	18,358,536
Industrial Conglomerates 0.9%
3M Co.	140,600	21,530,078
Machinery 2.0%
PACCAR, Inc.	175,700	19,392,009
Stanley Black & Decker, Inc.	360,500	28,630,910
Total		48,022,919
Passenger Airlines 0.8%
Southwest Airlines Co.	444,000	19,069,800
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.8%
Watsco, Inc.	56,100	20,594,310
Total Industrials		220,308,313
Information Technology 13.9%
Communications Equipment 3.6%
Cisco Systems, Inc.	731,800	88,123,356
Electronic Equipment, Instruments & Components 1.3%
Corning, Inc.	179,100	32,445,756
IT Services 2.3%
International Business Machines Corp.	189,100	56,313,980
Semiconductors & Semiconductor Equipment 4.3%
Broadcom, Inc.	55,600	24,840,412
Microchip Technology, Inc.	148,200	14,027,130
Skyworks Solutions, Inc.	343,000	26,702,550
Texas Instruments, Inc.	132,750	40,579,020
Total		106,149,112
Technology Hardware, Storage & Peripherals 2.4%
Hewlett Packard Enterprise Co.	580,000	24,963,200
Seagate Technology Holdings PLC	36,900	32,464,620
Total		57,427,820
Total Information Technology		340,460,024
Materials 3.4%
Chemicals 1.7%
Eastman Chemical Co.	323,900	24,574,293
Nutrien Ltd.	255,600	17,521,380
Total		42,095,673
Containers & Packaging 0.8%
International Paper Co.	614,400	20,563,968
Metals & Mining 0.9%
Anglogold Ashanti PLC	217,700	21,082,068
Total Materials		83,741,709
Real Estate 3.8%
Health Care REITs 0.3%
Welltower, Inc.	40,400	8,295,332
Residential REITs 1.0%
UDR, Inc.	663,500	24,483,150
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Dividend Opportunity Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 1.3%
Simon Property Group, Inc.	160,100	32,806,091
Specialized REITs 1.2%
Digital Realty Trust, Inc.	147,600	28,044,000
Total Real Estate		93,628,573
Utilities 3.9%
Electric Utilities 2.1%
American Electric Power Co., Inc.	113,500	14,377,045
NextEra Energy, Inc.	114,500	9,962,645
Southern Co. (The)	121,900	11,220,895
Xcel Energy, Inc.	210,700	16,750,650
Total		52,311,235
Gas Utilities 1.1%
UGI Corp.	794,500	27,743,940
Multi-Utilities 0.7%
DTE Energy Co.	117,700	16,815,799
Total Utilities		96,870,974
Total Common Stocks (Cost $1,383,225,154)		2,259,010,718

Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.7%
Welltower OP LLC(a)
07/15/2029	3.125%	10,000,000	16,405,000
Total Convertible Bonds (Cost $10,000,000)			16,405,000

Convertible Preferred Stocks 5.6%
Issuer		Shares	Value ($)
Financials 1.1%
Capital Markets 0.7%
Ares Management Corp.	6.750%	399,300	16,746,642
Financial Services 0.4%
Apollo Global Management, Inc.	6.750%	150,800	9,972,554
Total Financials			26,719,196
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 0.4%
Aerospace & Defense 0.4%
Boeing Co. (The)	6.000%	143,358	10,390,588
Total Industrials			10,390,588
Information Technology 1.8%
Semiconductors & Semiconductor Equipment 0.7%
Microchip Technology, Inc.	7.500%	205,000	16,504,550
Technology Hardware, Storage & Peripherals 1.1%
Hewlett Packard Enterprise Co.	7.625%	248,581	27,642,563
Total Information Technology			44,147,113
Materials 0.7%
Chemicals 0.7%
Albemarle Corp.	7.250%	232,300	16,267,810
Total Materials			16,267,810
Utilities 1.6%
Electric Utilities 1.6%
NextEra Energy, Inc.	7.234%	240,000	11,906,400
PPL Corp.	7.000%	235,950	11,290,207
Southern Co. (The)	7.125%	318,488	16,049,880
Total			39,246,487
Total Utilities			39,246,487
Total Convertible Preferred Stocks (Cost $103,616,749)			136,771,194

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(b),(c)	31,744,978	31,732,280
Total Money Market Funds (Cost $31,731,278)		31,732,280
Total Investments in Securities (Cost: $1,528,573,181)		2,443,919,192
Other Assets & Liabilities, Net		7,652,370
Net Assets		2,451,571,562
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Opportunity Fund  | 2026
5

Portfolio of Investments (continued)
May 31, 2026
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $16,405,000, which represents 0.67% of total net assets.

(b)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	15,689,889	285,994,615	(269,951,985)	(239)	31,732,280	1,977	957,686	31,744,978
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	86,566,759	—	—	86,566,759
Consumer Discretionary	173,613,885	—	—	173,613,885
Consumer Staples	233,066,552	—	—	233,066,552
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Dividend Opportunity Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Energy	195,323,732	—	—	195,323,732
Financials	433,881,795	—	—	433,881,795
Health Care	301,548,402	—	—	301,548,402
Industrials	220,308,313	—	—	220,308,313
Information Technology	340,460,024	—	—	340,460,024
Materials	83,741,709	—	—	83,741,709
Real Estate	93,628,573	—	—	93,628,573
Utilities	96,870,974	—	—	96,870,974
Total Common Stocks	2,259,010,718	—	—	2,259,010,718
Convertible Bonds	—	16,405,000	—	16,405,000
Convertible Preferred Stocks
Financials	—	26,719,196	—	26,719,196
Industrials	—	10,390,588	—	10,390,588
Information Technology	—	44,147,113	—	44,147,113
Materials	—	16,267,810	—	16,267,810
Utilities	—	39,246,487	—	39,246,487
Total Convertible Preferred Stocks	—	136,771,194	—	136,771,194
Money Market Funds	31,732,280	—	—	31,732,280
Total Investments in Securities	2,290,742,998	153,176,194	—	2,443,919,192
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Opportunity Fund  | 2026
7

Statement of Assets and Liabilities
May 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,496,841,903)	$2,412,186,912
Affiliated issuers (cost $31,731,278)	31,732,280
Receivable for:
Investments sold	2,671,499
Capital shares sold	2,515,058
Dividends	6,902,251
Interest	117,187
Foreign tax reclaims	319,565
Prepaid expenses	2,779
Total assets	2,456,447,531
Liabilities
Payable for:
Investments purchased	2,650,491
Capital shares redeemed	1,475,769
Management services fees	42,454
Distribution and/or service fees	11,174
Transfer agent fees	153,951
Compensation of board members	3,485
Other expenses	71,277
Deferred compensation of board members	467,368
Total liabilities	4,875,969
Net assets applicable to outstanding capital stock	$2,451,571,562
Represented by
Paid in capital	1,452,394,593
Total distributable earnings (loss)	999,176,969
Total - representing net assets applicable to outstanding capital stock	$2,451,571,562
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Dividend Opportunity Fund  | 2026

Statement of Assets and Liabilities (continued)
May 31, 2026
Class A
Net assets	$1,315,544,799
Shares outstanding	29,425,785
Net asset value per share	$44.71
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$47.44
Class C
Net assets	$57,873,088
Shares outstanding	1,348,466
Net asset value per share	$42.92
Institutional Class
Net assets	$732,490,971
Shares outstanding	16,242,825
Net asset value per share	$45.10
Institutional 2 Class
Net assets	$117,485,579
Shares outstanding	2,594,363
Net asset value per share	$45.28
Institutional 3 Class
Net assets	$158,961,071
Shares outstanding	3,414,640
Net asset value per share	$46.55
Class R
Net assets	$41,912,774
Shares outstanding	938,195
Net asset value per share	$44.67
Class S
Net assets	$27,303,280
Shares outstanding	605,356
Net asset value per share	$45.10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Opportunity Fund  | 2026
9

Statement of Operations
Year Ended May 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$75,393,287
Dividends — affiliated issuers	957,686
Interest	311,632
European Union tax reclaim	45,420
Foreign taxes withheld	(166,362)
Total income	76,541,663
Expenses:
Management services fees	14,127,233
Distribution and/or service fees
Class A	3,087,565
Class C	574,097
Class R	197,420
Transfer agent fees
Class A	1,010,782
Class C	47,014
Institutional Class	493,942
Institutional 2 Class	55,596
Institutional 3 Class	7,117
Class R	32,317
Class S	21,225
Custodian fees	18,044
Printing and postage fees	90,759
Registration fees	167,924
Accounting services fees	33,372
Legal fees	50,214
Compensation of chief compliance officer	355
Compensation of board members	33,162
Deferred compensation of board members	142,568
Other	73,602
Total expenses	20,264,308
Expense reduction	(80)
Total net expenses	20,264,228
Net investment income	56,277,435
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	154,209,249
Investments — affiliated issuers	1,977
Net realized gain	154,211,226
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	321,314,565
Investments — affiliated issuers	(239)
Foreign currency translations	8,479
Net change in unrealized appreciation (depreciation)	321,322,805
Net realized and unrealized gain	475,534,031
Net increase in net assets resulting from operations	$531,811,466
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Dividend Opportunity Fund  | 2026

Statement of Changes in Net Assets

	Year Ended May 31, 2026	Year Ended May 31, 2025
Operations
Net investment income	$56,277,435	$58,860,771
Net realized gain	154,211,226	133,927,529
Net change in unrealized appreciation (depreciation)	321,322,805	4,021,526
Net increase in net assets resulting from operations	531,811,466	196,809,826
Distributions to shareholders
Net investment income and net realized gains
Class A	(94,686,082)	(92,132,908)
Advisor Class	—	(1,257,877)
Class C	(4,178,072)	(4,329,500)
Institutional Class	(47,021,478)	(43,610,947)
Institutional 2 Class	(8,091,544)	(7,021,930)
Institutional 3 Class	(11,602,391)	(11,033,750)
Class R	(2,938,679)	(2,851,736)
Class S	(2,026,344)	(1,754,646)
Total distributions to shareholders	(170,544,590)	(163,993,294)
Increase (decrease) in net assets from capital stock activity	23,546,262	(104,862,997)
Total increase (decrease) in net assets	384,813,138	(72,046,465)
Net assets at beginning of year	2,066,758,424	2,138,804,889
Net assets at end of year	$2,451,571,562	$2,066,758,424
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Opportunity Fund  | 2026
11

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2026		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	774,871	32,097,707	953,338	36,787,299
Distributions reinvested	2,295,401	92,606,310	2,349,929	90,094,989
Shares redeemed	(4,238,031)	(174,905,738)	(4,533,829)	(174,811,544)
Net decrease	(1,167,759)	(50,201,721)	(1,230,562)	(47,929,256)
Advisor Class
Shares sold	—	—	142,493	5,702,053
Distributions reinvested	—	—	31,672	1,252,848
Shares redeemed	—	—	(2,385,676)	(101,581,519)
Net decrease	—	—	(2,211,511)	(94,626,618)
Class C
Shares sold	110,260	4,397,824	135,739	5,018,799
Distributions reinvested	106,042	4,115,635	115,843	4,283,332
Shares redeemed	(384,142)	(15,334,737)	(552,897)	(20,617,728)
Net decrease	(167,840)	(6,821,278)	(301,315)	(11,315,597)
Institutional Class
Shares sold	4,174,990	178,123,170	4,188,940	168,808,548
Distributions reinvested	1,080,570	43,953,344	1,052,146	40,634,866
Shares redeemed	(3,297,579)	(137,744,020)	(4,202,990)	(164,671,121)
Net increase	1,957,981	84,332,494	1,038,096	44,772,293
Institutional 2 Class
Shares sold	666,056	28,085,760	565,552	22,067,942
Distributions reinvested	167,450	6,839,726	152,416	5,904,553
Shares redeemed	(606,714)	(25,287,929)	(1,003,402)	(39,259,578)
Net increase (decrease)	226,792	9,637,557	(285,434)	(11,287,083)
Institutional 3 Class
Shares sold	686,431	29,736,262	590,313	23,276,882
Distributions reinvested	261,346	10,965,642	243,103	9,663,335
Shares redeemed	(1,149,278)	(50,396,086)	(1,037,959)	(42,133,122)
Net decrease	(201,501)	(9,694,182)	(204,543)	(9,192,905)
Class R
Shares sold	68,388	2,865,265	57,411	2,199,421
Distributions reinvested	72,835	2,937,811	74,360	2,849,943
Shares redeemed	(179,992)	(7,461,732)	(181,679)	(7,041,317)
Net decrease	(38,769)	(1,658,656)	(49,908)	(1,991,953)
Class S
Shares sold	27,082	1,125,900	768,117	31,233,106
Distributions reinvested	49,821	2,026,344	45,421	1,754,324
Shares redeemed	(125,738)	(5,200,196)	(159,347)	(6,279,308)
Net increase (decrease)	(48,835)	(2,047,952)	654,191	26,708,122
Total net increase (decrease)	560,069	23,546,262	(2,590,986)	(104,862,997)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Dividend Opportunity Fund  | 2026

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Columbia Dividend Opportunity Fund  | 2026
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2026	$38.11	1.01	8.82	9.83	(1.09)	(2.14)	(3.23)
Year Ended 5/31/2025	$37.61	1.03 (d)	2.47	3.50	(1.04)	(1.96)	(3.00)
Year Ended 5/31/2024	$32.75	0.99 (d)	5.17	6.16	(1.00)	(0.30)	(1.30)
Year Ended 5/31/2023	$38.28	1.04 (d)	(3.86)	(2.82)	(1.02)	(1.69)	(2.71)
Year Ended 5/31/2022	$39.82	1.04	2.32	3.36	(1.05)	(3.85)	(4.90)
Class C
Year Ended 5/31/2026	$36.68	0.68	8.48	9.16	(0.78)	(2.14)	(2.92)
Year Ended 5/31/2025	$36.30	0.72 (d)	2.37	3.09	(0.75)	(1.96)	(2.71)
Year Ended 5/31/2024	$31.64	0.70 (d)	5.00	5.70	(0.74)	(0.30)	(1.04)
Year Ended 5/31/2023	$37.06	0.75 (d)	(3.73)	(2.98)	(0.75)	(1.69)	(2.44)
Year Ended 5/31/2022	$38.69	0.72	2.25	2.97	(0.75)	(3.85)	(4.60)
Institutional Class
Year Ended 5/31/2026	$38.41	1.12	8.90	10.02	(1.19)	(2.14)	(3.33)
Year Ended 5/31/2025	$37.89	1.14 (d)	2.48	3.62	(1.14)	(1.96)	(3.10)
Year Ended 5/31/2024	$32.98	1.08 (d)	5.22	6.30	(1.09)	(0.30)	(1.39)
Year Ended 5/31/2023	$38.54	1.13 (d)	(3.88)	(2.75)	(1.12)	(1.69)	(2.81)
Year Ended 5/31/2022	$40.06	1.15	2.33	3.48	(1.15)	(3.85)	(5.00)
Institutional 2 Class
Year Ended 5/31/2026	$38.56	1.14	8.92	10.06	(1.20)	(2.14)	(3.34)
Year Ended 5/31/2025	$38.03	1.15 (d)	2.49	3.64	(1.15)	(1.96)	(3.11)
Year Ended 5/31/2024	$33.09	1.10 (d)	5.24	6.34	(1.10)	(0.30)	(1.40)
Year Ended 5/31/2023	$38.66	1.15 (d)	(3.90)	(2.75)	(1.13)	(1.69)	(2.82)
Year Ended 5/31/2022	$40.18	1.17	2.33	3.50	(1.17)	(3.85)	(5.02)
Institutional 3 Class
Year Ended 5/31/2026	$39.56	1.19	9.16	10.35	(1.22)	(2.14)	(3.36)
Year Ended 5/31/2025	$38.93	1.20 (d)	2.56	3.76	(1.17)	(1.96)	(3.13)
Year Ended 5/31/2024	$33.85	1.14 (d)	5.36	6.50	(1.12)	(0.30)	(1.42)
Year Ended 5/31/2023	$39.48	1.20 (d)	(3.99)	(2.79)	(1.15)	(1.69)	(2.84)
Year Ended 5/31/2022	$40.92	1.21	2.39	3.60	(1.19)	(3.85)	(5.04)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Dividend Opportunity Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2026	$44.71	26.86%	1.00%	1.00% (c)	2.46%	28%	$1,315,545
Year Ended 5/31/2025	$38.11	9.40%	1.00%	1.00% (c)	2.68% (d)	36%	$1,165,770
Year Ended 5/31/2024	$37.61	19.22%	1.00% (e)	1.00% (c),(e)	2.84% (d)	33%	$1,196,911
Year Ended 5/31/2023	$32.75	(7.70% )	1.00% (e)	1.00% (c),(e)	2.95% (d)	52%	$1,179,047
Year Ended 5/31/2022	$38.28	9.04%	0.99% (e)	0.99% (c),(e)	2.64%	41%	$1,391,270
Class C
Year Ended 5/31/2026	$42.92	25.94%	1.75%	1.75% (c)	1.71%	28%	$57,873
Year Ended 5/31/2025	$36.68	8.56%	1.75%	1.75% (c)	1.92% (d)	36%	$55,624
Year Ended 5/31/2024	$36.30	18.35%	1.75% (e)	1.75% (c),(e)	2.08% (d)	33%	$65,979
Year Ended 5/31/2023	$31.64	(8.41% )	1.75% (e)	1.75% (c),(e)	2.20% (d)	52%	$80,832
Year Ended 5/31/2022	$37.06	8.21%	1.74% (e)	1.74% (c),(e)	1.89%	41%	$94,620
Institutional Class
Year Ended 5/31/2026	$45.10	27.20%	0.75%	0.75% (c)	2.71%	28%	$732,491
Year Ended 5/31/2025	$38.41	9.66%	0.75%	0.75% (c)	2.95% (d)	36%	$548,695
Year Ended 5/31/2024	$37.89	19.54%	0.75% (e)	0.75% (c),(e)	3.08% (d)	33%	$501,940
Year Ended 5/31/2023	$32.98	(7.48% )	0.75% (e)	0.75% (c),(e)	3.20% (d)	52%	$588,310
Year Ended 5/31/2022	$38.54	9.32%	0.74% (e)	0.74% (c),(e)	2.89%	41%	$597,311
Institutional 2 Class
Year Ended 5/31/2026	$45.28	27.21%	0.72%	0.72%	2.73%	28%	$117,486
Year Ended 5/31/2025	$38.56	9.69%	0.71%	0.71%	2.97% (d)	36%	$91,296
Year Ended 5/31/2024	$38.03	19.60%	0.72% (e)	0.72% (e)	3.14% (d)	33%	$100,890
Year Ended 5/31/2023	$33.09	(7.44% )	0.71% (e)	0.70% (e)	3.24% (d)	52%	$117,286
Year Ended 5/31/2022	$38.66	9.35%	0.70% (e)	0.69% (e)	2.94%	41%	$123,165
Institutional 3 Class
Year Ended 5/31/2026	$46.55	27.26%	0.67%	0.67%	2.79%	28%	$158,961
Year Ended 5/31/2025	$39.56	9.78%	0.67%	0.67%	3.01% (d)	36%	$143,040
Year Ended 5/31/2024	$38.93	19.64%	0.67% (e)	0.67% (e)	3.16% (d)	33%	$148,758
Year Ended 5/31/2023	$33.85	(7.41% )	0.66% (e)	0.66% (e)	3.30% (d)	52%	$158,595
Year Ended 5/31/2022	$39.48	9.42%	0.65% (e)	0.65% (e)	2.97%	41%	$146,214
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Opportunity Fund  | 2026
15

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 5/31/2026	$38.08	0.91	8.81	9.72	(0.99)	(2.14)	(3.13)
Year Ended 5/31/2025	$37.59	0.94 (d)	2.46	3.40	(0.95)	(1.96)	(2.91)
Year Ended 5/31/2024	$32.73	0.90 (d)	5.18	6.08	(0.92)	(0.30)	(1.22)
Year Ended 5/31/2023	$38.25	0.95 (d)	(3.85)	(2.90)	(0.93)	(1.69)	(2.62)
Year Ended 5/31/2022	$39.79	0.94	2.32	3.26	(0.95)	(3.85)	(4.80)
Class S
Year Ended 5/31/2026	$38.42	1.12	8.89	10.01	(1.19)	(2.14)	(3.33)
Year Ended 5/31/2025(f)	$40.55	0.77 (d)	(0.37)(g)	0.40	(0.57)	(1.96)	(2.53)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 5/31/2026
Class A	lessthan 0.01	lessthan 0.01
Class C	lessthan 0.01	lessthan 0.01
Institutional Class	lessthan 0.01	lessthan 0.01
Institutional 2 Class	lessthan 0.01	lessthan 0.01
Institutional 3 Class	lessthan 0.01	lessthan 0.01
Class R	lessthan 0.01	lessthan 0.01
Class S	lessthan 0.01	lessthan 0.01
Year Ended 5/31/2025
Class A	0.06	0.15
Class C	0.06	0.15
Institutional Class	0.06	0.15
Institutional 2 Class	0.06	0.15
Institutional 3 Class	0.06	0.15
Class R	0.06	0.15
Class S	0.04	0.15
Year Ended 5/31/2024
Class A	0.05	0.14
Class C	0.05	0.14
Institutional Class	0.05	0.14
Institutional 2 Class	0.05	0.14
Institutional 3 Class	0.05	0.14
Class R	0.05	0.14
Year Ended 5/31/2023
Class A	lessthan 0.01	0.01
Class C	lessthan 0.01	0.01
Institutional Class	lessthan 0.01	0.01
Institutional 2 Class	lessthan 0.01	0.01
Institutional 3 Class	lessthan 0.01	0.01
Class R	lessthan 0.01	0.01

The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Dividend Opportunity Fund  | 2026

Financial Highlights (continued)
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Opportunity Fund  | 2026
17

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 5/31/2026	$44.67	26.54%	1.25%	1.25% (c)	2.21%	28%	$41,913
Year Ended 5/31/2025	$38.08	9.11%	1.25%	1.25% (c)	2.43% (d)	36%	$37,202
Year Ended 5/31/2024	$37.59	18.94%	1.25% (e)	1.25% (c),(e)	2.59% (d)	33%	$38,595
Year Ended 5/31/2023	$32.73	(7.93% )	1.25% (e)	1.25% (c),(e)	2.70% (d)	52%	$37,060
Year Ended 5/31/2022	$38.25	8.76%	1.24% (e)	1.24% (c),(e)	2.39%	41%	$40,089
Class S
Year Ended 5/31/2026	$45.10	27.16%	0.75%	0.75% (c)	2.71%	28%	$27,303
Year Ended 5/31/2025 (f)	$38.42	0.99%	0.75%	0.75%	3.02% (d)	36%	$25,131
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Dividend Opportunity Fund  | 2026

Notes to Financial Statements
May 31, 2026
Note 1. Organization
Columbia Dividend Opportunity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Columbia Dividend Opportunity Fund  | 2026
19

Notes to Financial Statements (continued)
May 31, 2026
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
20
Columbia Dividend Opportunity Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Columbia Dividend Opportunity Fund  | 2026
21

Notes to Financial Statements (continued)
May 31, 2026
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2026 was 0.64% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
22
Columbia Dividend Opportunity Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended May 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.08
Class S	0.08
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $80.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $749,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Columbia Dividend Opportunity Fund  | 2026
23

Notes to Financial Statements (continued)
May 31, 2026
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended May 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	291,834
Class C	—	1.00 (b)	3,523

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	1.02	1.06
Class C	1.77	1.81
Institutional Class	0.77	0.81
Institutional 2 Class	0.74	0.77
Institutional 3 Class	0.69	0.73
Class R	1.27	1.31
Class S	0.77	0.81
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, investments in certain convertible securities, deemed distributions and trustees’ deferred compensation.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
24
Columbia Dividend Opportunity Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
(4)	4	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2026			Year Ended May 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
59,290,966	111,253,624	170,544,590	59,008,768	104,984,526	163,993,294
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
7,969,362	82,193,216	—	909,498,538
At May 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,534,420,654	930,469,071	(20,970,533)	909,498,538
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $613,537,745 and $720,465,867, respectively, for the year ended May 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Dividend Opportunity Fund  | 2026
25

Notes to Financial Statements (continued)
May 31, 2026
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended May 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
26
Columbia Dividend Opportunity Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Shareholder concentration risk
At May 31, 2026, affiliated shareholders of record owned 55.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Dividend Opportunity Fund  | 2026
27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Dividend Opportunity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Dividend Opportunity Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
28
Columbia Dividend Opportunity Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
100.00%	100.00%	$163,118,939
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Columbia Dividend Opportunity Fund  | 2026
29

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Dividend Opportunity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN140_(07/26)

Columbia High Yield Bond Fund
Annual Financial Statements and Additional Information
May 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia High Yield Bond Fund | 2026

Portfolio of Investments
May 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.2%
Issuer	Shares	Value ($)
Communication Services 0.2%
Wireless Telecommunication Services 0.2%
Altice Luxco 3(a)	82,594	1,686,535
Total Communication Services		1,686,535
Total Common Stocks (Cost $10)		1,686,535

Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.7%
NextEra Energy Partners LP(b)
06/15/2026	2.500%	7,035,000	7,015,394
Total Convertible Bonds (Cost $7,021,613)			7,015,394

Corporate Bonds & Notes 92.3%

Aerospace & Defense 1.8%
Allegheny Technologies, Inc.
10/01/2029	4.875%	1,139,000	1,126,032
10/01/2031	5.125%	2,347,000	2,325,792
TransDigm, Inc.(b)
03/01/2029	6.375%	3,089,000	3,150,391
03/01/2032	6.625%	3,229,000	3,323,245
01/15/2033	6.000%	2,379,000	2,406,225
05/31/2033	6.375%	3,110,000	3,142,135
01/31/2034	6.750%	2,906,000	2,980,398
07/31/2034	6.125%	730,000	726,573
Total			19,180,791
Airlines 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2029	5.750%	1,602,691	1,601,480
Automotive 2.3%
American Axle & Manufacturing, Inc.(b)
10/15/2033	7.750%	2,638,000	2,645,226
Clarios Global LP/US Finance Co.(b)
02/15/2030	6.750%	1,637,000	1,692,881
09/15/2032	6.750%	2,375,000	2,433,382
IHO Verwaltungs GmbH(b),(c)
11/15/2032	8.000%	1,948,000	2,034,001
05/15/2033	7.375%	1,082,000	1,112,144
Nissan Motor Acceptance Co. LLC(b)
09/30/2030	6.125%	1,252,000	1,236,921
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Motor Co., Ltd.(b)
07/17/2032	7.750%	557,000	583,844
07/17/2035	8.125%	3,695,000	3,925,236
ZF North America Capital, Inc.(b)
04/14/2030	7.125%	1,203,000	1,211,287
03/24/2031	7.500%	1,835,000	1,852,695
04/23/2032	6.875%	5,207,000	5,109,934
Total			23,837,551
Brokerage/Asset Managers/Exchanges 1.9%
Aretec Escrow Issuer 2, Inc.(b)
08/15/2030	10.000%	2,769,000	2,939,130
Focus Financial Partners LLC(b)
09/15/2031	6.750%	1,668,000	1,680,058
Hightower Holding LLC(b)
04/15/2029	6.750%	1,727,000	1,720,359
01/31/2030	9.125%	4,543,000	4,700,389
Jane Street Group/Finance, Inc.(b)
05/01/2033	6.750%	1,130,000	1,162,022
Osaic Holdings, Inc.(b)
08/01/2032	6.750%	4,158,000	4,196,950
08/01/2033	8.000%	3,934,000	3,997,753
Total			20,396,661
Building Materials 1.9%
LBM Acquisition LLC(b)
01/15/2029	6.250%	1,255,000	772,103
06/15/2031	9.500%	3,022,000	2,527,965
Quikrete Holdings, Inc.(b)
03/01/2032	6.375%	4,400,000	4,480,758
03/01/2033	6.750%	1,648,000	1,672,786
QXO Building Products, Inc.(b)
04/30/2032	6.750%	2,225,000	2,267,864
Standard Building Solutions, Inc.(b)
08/15/2032	6.500%	2,523,000	2,557,858
08/01/2033	6.250%	580,000	580,417
03/15/2034	5.875%	540,000	526,471
White Cap Supply Holdings LLC(b)
11/15/2030	7.375%	4,632,000	4,616,552
Total			20,002,774
Cable and Satellite 5.5%
CCO Holdings LLC/Capital Corp.(b)
06/01/2029	5.375%	2,730,000	2,678,513
03/01/2030	4.750%	5,338,000	5,045,993
08/15/2030	4.500%	4,269,000	3,970,882
03/01/2031	7.375%	1,235,000	1,252,327
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2026
3

Portfolio of Investments (continued)
May 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/2032	4.750%	4,141,000	3,695,801
02/01/2033	7.000%	1,040,000	1,016,189
06/01/2033	4.500%	1,260,000	1,077,034
01/15/2034	4.250%	4,360,000	3,642,570
02/01/2036	7.375%	1,195,000	1,166,507
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,585,000	2,268,377
CSC Holdings LLC(b)
02/01/2028	5.375%	1,020,000	646,294
04/01/2028	7.500%	460,000	153,691
05/15/2028	11.250%	681,000	453,471
01/31/2029	11.750%	1,770,000	1,117,687
02/01/2029	6.500%	1,199,000	707,938
01/15/2030	5.750%	2,571,000	639,386
12/01/2030	4.625%	1,277,000	306,166
02/15/2031	3.375%	2,688,000	1,506,529
DirectTV Financing LLC/Co-Obligor, Inc.(b)
06/01/2032	9.250%	1,586,000	1,628,545
DirecTV Financing LLC(b)
02/01/2030	8.875%	606,000	622,566
DISH DBS Corp.
07/01/2028	7.375%	1,150,000	1,116,520
06/01/2029	5.125%	3,241,000	2,933,379
DISH DBS Corp.(b)
12/01/2028	5.750%	2,603,000	2,551,333
DISH Network Corp.(b)
11/15/2027	11.750%	4,451,000	4,589,336
EchoStar Corp.
11/30/2029	10.750%	4,747,670	5,160,473
EchoStar Corp.(c)
11/30/2030	6.750%	1,932,949	1,977,405
Sirius XM Radio, Inc.(b)
07/15/2028	4.000%	615,000	598,975
07/01/2030	4.125%	1,890,000	1,779,650
Virgin Media Finance PLC(b)
07/15/2030	5.000%	1,121,000	920,512
VZ Secured Financing BV(b)
01/15/2032	5.000%	3,124,000	2,715,292
Total			57,939,341
Chemicals 4.6%
Ashland LLC(b)
09/01/2031	3.375%	4,281,000	3,910,691
Celanese US Holdings LLC
04/15/2030	6.500%	798,000	818,367
02/15/2031	7.000%	695,000	720,173
07/15/2032	6.879%	953,000	1,002,615
04/15/2033	6.750%	519,000	535,260
11/15/2033	7.700%	1,087,000	1,167,583
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2034	7.375%	1,280,000	1,336,441
Element Solutions, Inc.(b)
09/01/2028	3.875%	891,000	868,616
FMC Corp.
05/18/2033	5.650%	32,000	28,775
10/01/2049	4.500%	1,088,000	679,963
FMC Corp.(d)
Subordinated
11/01/2055	8.450%	60,000	44,684
INEOS Finance PLC(b)
05/15/2028	6.750%	516,000	519,023
04/15/2029	7.500%	2,104,000	2,094,362
INEOS Quattro Finance 2 PLC(b)
03/15/2029	9.625%	4,766,000	4,595,964
Innophos Holdings, Inc.(b)
06/15/2029	11.500%	3,421,851	3,221,057
Inversion Escrow Issuer LLC(b)
08/01/2032	6.750%	3,546,000	3,465,131
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	1,200,000	1,168,569
10/01/2029	6.250%	1,758,000	1,723,225
06/15/2031	7.250%	2,829,000	2,872,096
02/15/2033	7.250%	2,823,000	2,787,392
Qnity Electronics, Inc.(b)
08/15/2032	5.750%	1,290,000	1,300,039
08/15/2033	6.250%	1,035,000	1,056,207
Tronox, Inc.(b)
03/15/2029	4.625%	1,788,000	1,423,735
W.R. Grace Holdings LLC(b)
08/15/2029	5.625%	4,453,000	4,266,499
03/01/2031	7.375%	1,104,000	1,111,980
08/15/2032	6.625%	4,182,000	4,150,203
08/01/2033	7.000%	1,081,000	1,072,150
Total			47,940,800
Construction Machinery 1.4%
Herc Holdings, Inc.(b)
06/15/2029	6.625%	1,213,000	1,243,235
06/15/2030	7.000%	2,317,000	2,408,257
03/15/2031	5.750%	671,000	671,011
06/15/2033	7.250%	3,819,000	3,983,907
03/15/2034	6.000%	1,298,000	1,289,467
Ritchie Bros Holdings, Inc.(b)
03/15/2031	7.750%	2,162,000	2,244,912
Synergy Infrastructure Holdings LLC(b)
12/01/2030	7.875%	2,131,000	2,237,507
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia High Yield Bond Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
02/15/2031	3.875%	1,228,000	1,161,021
Total			15,239,317
Consumer Cyclical Services 1.2%
Arches Buyer, Inc.(b)
06/01/2028	4.250%	2,193,000	2,130,794
12/01/2028	6.125%	3,546,000	3,435,469
ASGN, Inc.(b)
05/15/2028	4.625%	2,679,000	2,478,939
Garda World Security Corp.(b)
08/01/2032	8.250%	650,000	666,385
11/15/2032	8.375%	1,140,000	1,182,153
Match Group Holdings II LLC(b)
10/01/2031	3.625%	1,536,000	1,377,155
Match Group, Inc.(b)
06/01/2028	4.625%	1,207,000	1,190,275
Total			12,461,170
Consumer Products 0.7%
Newell Brands, Inc.(b)
06/01/2028	8.500%	1,711,000	1,787,610
Newell Brands, Inc.
05/15/2030	6.375%	541,000	534,191
05/15/2032	6.625%	573,000	557,633
Opal Bidco SAS(b)
03/31/2032	6.500%	2,520,000	2,565,000
Prestige Brands, Inc.(b)
04/01/2031	3.750%	1,155,000	1,060,592
Whirlpool Corp.
06/15/2030	6.125%	536,000	504,537
06/15/2033	6.500%	559,000	507,447
Total			7,517,010
Diversified Manufacturing 1.5%
Columbus McKinnon Corp.(b)
02/01/2033	7.125%	679,000	687,881
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%	2,770,000	2,833,815
EMRLD Borrower LP/Co-Issuer, Inc.(b)
07/15/2031	6.750%	1,126,000	1,163,605
Gates Corp. (The)(b)
07/01/2029	6.875%	573,000	589,828
Madison IAQ LLC(b)
06/30/2029	5.875%	2,959,000	2,960,753
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(b)
06/15/2028	7.250%	1,312,000	1,314,179
04/15/2031	5.250%	795,000	788,672
03/15/2032	6.625%	2,234,000	2,304,837
03/15/2033	6.375%	1,404,000	1,441,735
04/15/2034	5.500%	1,335,000	1,325,111
Total			15,410,416
Electric 4.5%
Alpha Generation LLC(b)
10/15/2032	6.750%	1,116,000	1,141,759
01/15/2034	6.250%	1,312,000	1,300,182
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(b)
02/15/2032	6.375%	1,592,000	1,583,670
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	1,741,000	1,728,639
02/15/2031	3.750%	3,711,000	3,461,409
01/15/2032	3.750%	3,029,000	2,777,184
01/15/2034	5.750%	1,138,000	1,129,056
Long Ridge Energy LLC(b)
02/15/2032	8.750%	2,135,000	2,218,798
NextEra Energy Operating Partners LP(b)
09/15/2027	4.500%	1,771,000	1,759,275
01/15/2029	7.250%	1,702,000	1,772,974
NRG Energy, Inc.(b)
06/15/2029	5.250%	1,761,000	1,753,954
07/15/2029	5.750%	294,000	294,165
02/15/2031	3.625%	958,000	888,491
02/01/2033	6.000%	1,546,000	1,557,526
01/15/2034	5.750%	1,937,000	1,915,848
05/15/2034	5.875%	903,000	896,973
11/01/2034	6.250%	1,180,000	1,190,005
01/15/2036	6.000%	1,937,000	1,924,142
05/15/2036	6.125%	920,000	917,888
PG&E Corp.(d)
03/15/2055	7.375%	1,165,000	1,186,366
09/15/2056	6.850%	540,000	537,655
Talen Energy Supply LLC(b)
02/01/2034	6.250%	2,288,000	2,279,279
02/01/2036	6.500%	2,288,000	2,301,351
TerraForm Power Operating LLC(b)
01/31/2028	5.000%	1,764,000	1,753,884
01/15/2030	4.750%	2,189,000	2,116,569
VoltaGrid LLC(b)
11/01/2030	7.375%	785,000	817,250
XPLR Infrastructure Operating Partners LP(b)
01/15/2031	8.375%	1,654,000	1,772,661
03/15/2033	8.625%	1,979,000	2,127,782
04/15/2034	7.750%	2,177,000	2,299,740
Total			47,404,475
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2026
5

Portfolio of Investments (continued)
May 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.5%
Waste Pro USA, Inc.(b)
02/01/2033	7.000%	4,648,000	4,761,616
Finance Companies 4.4%
CrossCountry Intermediate HoldCo LLC(b)
10/01/2030	6.500%	1,327,000	1,308,028
GGAM Finance Ltd.(b)
04/15/2029	6.875%	507,000	520,129
03/15/2030	5.875%	2,651,000	2,671,652
goeasy Ltd.(b)
07/01/2029	7.625%	760,000	711,976
05/15/2030	6.875%	370,000	332,772
10/01/2030	7.375%	369,000	331,687
Navient Corp.
03/15/2029	5.500%	1,194,000	1,146,736
03/15/2031	11.500%	1,312,000	1,396,279
OneMain Finance Corp.
05/15/2029	6.625%	4,204,000	4,274,496
03/15/2030	7.875%	1,925,000	2,002,132
09/15/2030	4.000%	2,692,000	2,482,696
11/15/2031	7.125%	991,000	1,003,511
03/15/2032	6.750%	2,477,000	2,462,244
09/15/2032	7.125%	557,000	561,625
03/15/2033	6.500%	2,683,000	2,619,744
09/15/2033	6.750%	1,258,000	1,231,543
Provident Funding Associates LP/PFG Finance Corp.(b)
09/15/2029	9.750%	4,593,000	4,805,240
Rocket Cos, Inc.(b)
08/01/2030	6.125%	1,350,000	1,370,794
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
03/01/2031	3.875%	2,598,000	2,415,725
10/15/2033	4.000%	2,963,000	2,659,407
United Wholesale Mortgage LLC(b)
04/15/2029	5.500%	3,066,000	2,926,863
UWM Holdings LLC(b)
02/01/2030	6.625%	3,693,000	3,502,336
03/15/2031	6.250%	4,204,000	3,861,391
Total			46,599,006
Food and Beverage 1.7%
Chobani LLC/Finance Corp., Inc.(b)
04/15/2034	6.375%	3,054,000	3,103,874
Post Holdings, Inc.(b)
09/15/2031	4.500%	2,109,000	1,979,302
02/15/2032	6.250%	1,302,000	1,323,108
03/01/2033	6.375%	790,000	787,935
10/15/2034	6.250%	2,157,000	2,137,708
03/15/2036	6.500%	1,994,000	1,979,411
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	2,275,000	2,280,748
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	3,303,000	3,193,149
US Foods, Inc.(b)
01/15/2032	7.250%	1,499,000	1,558,385
Total			18,343,620
Gaming 2.7%
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	1,842,000	1,775,228
02/15/2030	7.000%	1,302,000	1,317,151
02/15/2032	6.500%	1,298,000	1,266,463
10/15/2032	6.000%	1,994,000	1,785,084
Churchill Downs, Inc.(b)
05/01/2031	6.750%	1,017,000	1,039,117
Light & Wonder International, Inc.(b)
10/01/2033	6.250%	1,606,000	1,587,836
Midwest Gaming Borrower LLC(b)
05/01/2029	4.875%	1,220,000	1,186,996
Penn Entertainment, Inc.(b)
04/01/2031	6.750%	2,406,000	2,396,285
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	3,605,000	3,452,190
Rivers Enterprise Borrower LLC/Finance Corp.(b)
02/01/2033	6.625%	2,067,000	2,097,077
Rivers Enterprise Lender LLC/Corp.(b)
10/15/2030	6.250%	1,734,000	1,747,005
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	5,352,000	4,646,817
Voyager Parent LLC(b)
07/01/2032	9.250%	4,008,000	4,251,730
Total			28,548,979
Health Care 4.4%
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	601,000	597,408
04/15/2029	5.000%	2,050,000	2,007,832
03/15/2033	7.375%	2,409,000	2,469,518
Avantor Funding, Inc.(b)
11/01/2029	3.875%	1,204,000	1,142,013
Bausch & Lomb Escrow Corp.(b)
10/01/2028	8.375%	1,194,000	1,235,864
Charles River Laboratories International, Inc.(b)
03/15/2029	3.750%	1,397,000	1,338,420
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia High Yield Bond Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(b)
04/15/2029	6.875%	2,524,000	2,492,956
05/15/2030	5.250%	2,773,000	2,614,420
02/15/2031	4.750%	581,000	533,491
01/15/2032	10.875%	921,000	992,540
Concentra Escrow Issuer Corp.(b)
07/15/2032	6.875%	2,137,000	2,213,337
DaVita, Inc.(b)
07/15/2033	6.750%	2,002,000	2,068,802
IQVIA, Inc.(b)
05/15/2030	6.500%	1,268,000	1,300,032
06/01/2032	6.250%	2,244,000	2,293,017
LifePoint Health, Inc.(b)
05/01/2034	7.000%	2,175,000	2,122,792
Mozart Debt Merger Sub, Inc.(b)
10/01/2029	5.250%	2,824,000	2,819,645
Select Medical Corp.(b)
12/01/2032	6.250%	602,000	585,850
Star Parent, Inc.(b)
10/01/2030	9.000%	4,402,000	4,632,820
Surgery Center Holdings, Inc.(b)
04/15/2032	7.250%	4,551,000	4,565,894
Tenet Healthcare Corp.
10/01/2028	6.125%	1,456,000	1,457,931
06/15/2030	6.125%	2,352,000	2,374,952
05/15/2031	6.750%	1,992,000	2,051,494
Tenet Healthcare Corp.(b)
11/15/2032	5.500%	2,671,000	2,660,768
Total			46,571,796
Healthcare Insurance 0.5%
Centene Corp.
02/15/2030	3.375%	1,605,000	1,492,765
10/15/2030	3.000%	1,790,000	1,613,301
03/01/2031	2.500%	1,720,000	1,497,798
08/01/2031	2.625%	1,065,000	924,622
Total			5,528,486
Independent Energy 3.2%
Civitas Resources, Inc.(b)
11/01/2030	8.625%	1,110,000	1,173,608
07/01/2031	8.750%	3,452,000	3,615,662
06/15/2033	9.625%	3,735,000	4,156,200
CNX Resources Corp.(b)
03/01/2032	7.250%	1,093,000	1,129,387
03/01/2034	5.875%	1,392,000	1,369,557
Comstock Resources, Inc.(b)
03/01/2029	6.750%	1,440,000	1,415,529
01/15/2030	5.875%	579,000	547,272
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crescent Energy Finance LLC(b)
04/01/2032	7.625%	1,720,000	1,761,954
01/15/2033	7.375%	1,247,000	1,266,942
01/15/2034	8.375%	495,000	519,824
Hilcorp Energy I LP/Finance Co.(b)
11/01/2028	6.250%	1,144,000	1,148,470
04/15/2032	6.250%	1,794,000	1,767,007
11/01/2033	8.375%	988,000	1,050,915
02/15/2035	7.250%	1,560,000	1,582,719
Matador Resources Co.(b)
04/15/2032	6.500%	2,887,000	2,923,938
04/15/2033	6.250%	1,569,000	1,578,302
04/15/2034	6.000%	1,176,000	1,161,059
SM Energy Co.
07/15/2028	6.500%	1,332,000	1,334,488
SM Energy Co.(b)
08/01/2032	7.000%	1,757,000	1,800,735
04/15/2034	6.625%	1,805,000	1,815,072
Vital Energy, Inc.(b)
04/15/2032	7.875%	575,000	592,742
Total			33,711,382
Leisure 3.4%
Boyne USA, Inc.(b)
05/15/2029	4.750%	1,775,000	1,750,066
Carnival Corp.(b)
03/15/2030	5.750%	2,231,000	2,253,839
08/01/2032	5.750%	3,159,000	3,190,666
02/15/2033	6.125%	2,771,000	2,806,244
Cedar Fair LP
07/15/2029	5.250%	615,000	596,027
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	1,180,000	1,182,576
NCL Corp., Ltd.(b)
01/15/2031	5.875%	3,180,000	3,072,653
02/01/2032	6.750%	2,214,000	2,195,358
09/15/2033	6.250%	1,767,000	1,695,038
Six Flags Entertainment Corp.(b)
05/15/2031	7.250%	5,673,000	5,660,934
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(b)
01/15/2032	8.625%	3,734,000	3,840,744
Six Flags Entertainment Corp./Theme Parks, Inc.(b)
05/01/2032	6.625%	1,022,000	1,044,005
Vail Resorts, Inc.(b)
05/15/2032	6.500%	1,970,000	2,008,396
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2026
7

Portfolio of Investments (continued)
May 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viking Cruises Ltd.(b)
07/15/2031	9.125%	2,484,000	2,611,385
10/15/2033	5.875%	1,794,000	1,794,576
Total			35,702,507
Lodging 1.5%
Hilton Domestic Operating Co., Inc.(b)
02/15/2032	3.625%	1,295,000	1,189,649
03/15/2033	5.875%	1,048,000	1,060,199
09/15/2033	5.750%	1,468,000	1,481,715
Hilton Grand Vacations Borrower Escrow LLC(b)
01/15/2032	6.625%	4,254,000	4,330,681
Marriott Ownership Resorts, Inc.(b)
10/01/2033	6.500%	4,977,000	4,876,438
Travel + Leisure Co.(b)
06/01/2031	6.250%	2,597,000	2,611,850
09/01/2033	6.125%	219,000	215,337
Total			15,765,869
Media and Entertainment 4.2%
CBS Corp.
07/01/2042	4.850%	730,000	492,122
Clear Channel Outdoor Holdings, Inc.(b)
02/15/2031	7.125%	1,746,000	1,805,081
03/15/2033	7.500%	2,565,000	2,690,874
Gray Escrow II, Inc.(b)
11/15/2031	5.375%	765,000	548,530
Gray Media, Inc.(b)
07/15/2032	9.625%	2,308,000	2,274,659
08/15/2033	7.250%	2,070,000	2,052,775
iHeartCommunications, Inc.(b)
05/01/2029	9.125%	787,348	764,760
08/15/2030	7.750%	596,490	547,575
Mav Acquisition Corp.(b)
08/01/2029	8.000%	1,215,000	1,220,216
McGraw-Hill Education, Inc.(b)
09/01/2031	7.375%	1,407,000	1,437,938
Nexstar Media, Inc.(b)
09/15/2033	6.500%	3,467,000	3,494,959
04/15/2034	7.250%	4,717,000	4,747,595
OAK-Eagle Acquireco, Inc.(b)
07/01/2033	7.250%	1,706,000	1,777,749
07/01/2034	8.750%	1,737,000	1,835,614
Outfront Media Capital LLC/Corp.(b)
01/15/2029	4.250%	610,000	594,985
03/15/2030	4.625%	601,000	584,426
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Snap, Inc.(b)
03/01/2033	6.875%	3,744,000	3,710,622
03/15/2034	6.875%	2,470,000	2,432,770
Univision Communications, Inc.(b)
06/30/2030	7.375%	1,626,000	1,619,745
04/15/2033	8.875%	1,384,000	1,378,713
Viacom, Inc.
09/01/2043	5.850%	1,220,000	898,935
ViacomCBS, Inc.
05/19/2050	4.950%	675,000	432,830
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	2,105,000	1,912,913
03/15/2042	5.050%	5,060,000	3,702,243
03/15/2052	5.141%	1,105,000	762,112
Total			43,720,741
Metals and Mining 2.6%
Carpenter Technology Corp.(b)
03/01/2034	5.625%	1,740,000	1,732,766
Cleveland-Cliffs, Inc.(b)
11/01/2029	6.875%	923,000	943,722
03/15/2032	7.000%	407,000	411,812
05/01/2033	7.375%	437,000	449,066
Compass Minerals International, Inc.(b)
07/01/2030	8.000%	546,000	575,602
Constellium SE(b)
04/15/2029	3.750%	1,836,000	1,769,708
08/15/2032	6.375%	2,228,000	2,278,234
Hudbay Minerals, Inc.(b)
04/01/2029	6.125%	1,703,000	1,716,802
Kaiser Aluminum Corp.(b)
06/01/2031	4.500%	2,173,000	2,082,677
03/01/2034	5.875%	4,108,000	4,088,601
Novelis Corp.(b)
01/30/2030	4.750%	2,994,000	2,888,583
08/15/2031	3.875%	2,766,000	2,515,812
08/15/2033	6.375%	1,790,000	1,807,263
Novelis, Inc.(b)
01/30/2030	6.875%	1,070,000	1,100,333
WS Escrow LLC(b),(e)
06/01/2033	7.750%	2,956,000	3,016,081
Total			27,377,062
Midstream 6.1%
AmeriGas Partners LP/Finance Corp.(b)
06/01/2030	9.500%	2,741,000	2,946,952
Antero Midstream Partners LP/Finance Corp.(b)
02/01/2032	6.625%	2,160,000	2,205,616
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia High Yield Bond Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Midstream Partners LP(b)
04/15/2030	4.750%	2,768,000	2,671,634
Delek Logistics Partners LP/Finance Corp.(b)
03/15/2029	8.625%	3,016,000	3,140,843
06/30/2033	7.375%	3,718,000	3,837,774
06/01/2034	6.875%	1,884,000	1,910,229
Harvest Midstream I LP(b)
05/15/2034	6.750%	955,000	980,521
Hess Midstream Operations LP(b)
03/01/2028	5.875%	983,000	992,666
10/15/2030	5.500%	802,000	800,430
ITT Holdings LLC(b)
08/01/2029	6.500%	436,000	433,302
NuStar Logistics LP
04/28/2027	5.625%	1,089,000	1,092,687
Rockies Express Pipeline LLC(b)
03/15/2033	6.750%	1,077,000	1,119,119
Sunoco LP(b),(d),(f)
	7.875%	5,082,000	5,309,090
Sunoco LP(b)
05/01/2029	7.000%	2,606,000	2,688,603
07/15/2031	5.375%	1,645,000	1,635,543
05/01/2032	7.250%	1,670,000	1,744,635
07/01/2033	6.250%	2,350,000	2,388,988
TransMontaigne Partners LLC(b)
06/15/2030	8.500%	3,984,000	4,105,883
Venture Global Calcasieu Pass LLC(b)
08/15/2031	4.125%	1,323,000	1,241,483
11/01/2033	3.875%	1,096,000	976,555
05/01/2036	6.000%	2,662,000	2,692,020
Venture Global LNG, Inc.(b),(d),(f)
	9.000%	2,709,000	2,676,102
Venture Global LNG, Inc.(b)
02/01/2029	9.500%	1,512,000	1,645,509
01/15/2030	7.000%	1,148,000	1,178,269
06/01/2031	8.375%	1,375,000	1,430,694
02/01/2032	9.875%	1,388,000	1,484,472
Venture Global Plaquemines LNG LLC(b)
12/15/2030	6.125%	845,000	867,409
01/15/2034	6.500%	3,716,000	3,886,568
06/15/2034	6.500%	1,119,000	1,167,923
05/01/2035	7.750%	1,572,000	1,764,448
01/15/2036	6.750%	3,465,000	3,674,751
Total			64,690,718
Oil Field Services 2.1%
Archrock Partners LP/Finance Corp.(b)
09/01/2032	6.625%	1,692,000	1,733,246
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Archrock Services LP /Partners Finance Corp.(b)
02/01/2034	6.000%	2,358,000	2,353,251
Kodiak Gas Services LLC(b)
04/01/2031	5.875%	1,540,000	1,548,220
10/01/2033	6.500%	2,334,000	2,375,583
10/01/2035	6.750%	1,027,000	1,055,760
Nabors Industries, Inc.(b)
01/31/2030	9.125%	2,460,000	2,578,241
08/15/2031	8.875%	527,000	552,466
11/15/2032	7.625%	2,134,000	2,223,924
Transocean Aquila Ltd.(b)
09/30/2028	8.000%	2,177,231	2,228,061
Transocean, Inc.(b)
05/15/2031	8.500%	2,670,000	2,819,864
USA Compression Partners LP/Finance Corp.(b)
03/15/2029	7.125%	2,029,000	2,090,176
Total			21,558,792
Other Industry 0.4%
Williams Scotsman International, Inc.(b)
08/15/2028	4.625%	2,944,000	2,916,942
Williams Scotsman, Inc.(b)
06/15/2029	6.625%	1,276,000	1,306,119
Total			4,223,061
Other REIT 1.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
10/01/2028	5.875%	3,522,000	3,523,341
05/15/2029	4.875%	1,757,000	1,714,670
RHP Hotel Properties LP/Finance Corp.(b)
07/15/2028	7.250%	811,000	828,450
04/01/2032	6.500%	986,000	1,010,679
06/15/2033	6.500%	1,475,000	1,515,856
03/15/2034	5.750%	553,000	548,097
Service Properties Trust(b)
11/15/2031	8.625%	1,075,000	1,134,414
Total			10,275,507
Packaging 1.4%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
09/01/2029	4.000%	4,589,000	4,348,444
01/30/2031	6.250%	1,188,000	1,196,046
Clydesdale Acquisition Holdings, Inc.(b)
04/15/2030	8.750%	2,899,000	2,785,154
04/15/2032	6.750%	1,116,000	1,072,865
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2026
9

Portfolio of Investments (continued)
May 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sword Purchaser LLC(b)
04/15/2033	8.250%	2,842,000	2,927,295
04/15/2034	10.500%	2,041,000	2,120,737
Total			14,450,541
Pharmaceuticals 1.4%
1261229 BC Ltd.(b)
04/15/2032	10.000%	5,204,000	5,328,674
Bausch Health Companies, Inc.(b)
01/31/2027	8.500%	535,000	532,272
06/01/2028	4.875%	1,785,000	1,651,605
09/30/2028	11.000%	323,000	336,703
02/15/2029	6.250%	602,000	431,677
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	4,339,000	4,272,198
Organon Finance 1 LLC(b)
04/30/2028	4.125%	1,548,000	1,529,266
04/30/2031	5.125%	624,000	618,499
Total			14,700,894
Property & Casualty 5.3%
Acrisure LLC/Finance, Inc.(b)
02/01/2029	8.250%	3,005,000	2,964,692
02/15/2029	4.250%	1,110,000	1,051,916
08/01/2029	6.000%	3,294,000	3,103,917
07/01/2032	6.750%	2,411,000	2,331,340
Alliant Holdings Intermediate LLC/Co-Issuer(b)
04/15/2028	6.750%	1,058,000	1,067,473
11/01/2029	5.875%	1,090,000	1,063,349
10/01/2031	6.500%	1,559,000	1,562,559
10/01/2032	7.375%	4,828,000	4,792,942
Ardonagh Finco Ltd.(b)
02/15/2031	7.750%	4,899,000	4,935,586
Ardonagh Group Finance Ltd.(b)
02/15/2032	8.875%	5,215,000	5,092,281
Asurion LLC and Asurion Co-Issuer, Inc.(b)
02/01/2034	8.375%	1,771,000	1,731,013
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	4,036,000	3,986,135
Howden UK Refinance PLC/2 PLC/US Refinance LLC(b)
02/15/2032	8.125%	1,216,000	1,125,430
HUB International Ltd.(b)
12/01/2029	5.625%	3,885,000	3,839,376
06/15/2030	7.250%	6,080,000	6,250,129
01/31/2032	7.375%	4,487,000	4,596,238
Panther Escrow Issuer LLC(b)
06/01/2031	7.125%	5,576,000	5,588,077
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ryan Specialty LLC(b)
08/01/2032	5.875%	1,164,000	1,156,318
Total			56,238,771
Railroads 0.6%
Genesee & Wyoming, Inc.(b)
04/15/2032	6.250%	3,088,000	3,135,206
Watco Cos LLC/Finance Corp.(b)
08/01/2032	7.125%	3,549,000	3,655,775
Total			6,790,981
Restaurants 0.6%
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2029	4.625%	596,000	581,042
01/15/2030	6.750%	5,482,000	5,346,633
Total			5,927,675
Retailers 1.9%
Advance Auto Parts, Inc.(b)
08/01/2030	7.000%	1,799,000	1,848,949
08/01/2033	7.375%	2,559,000	2,660,868
Beach Acquisition Bidco LLC(b),(c)
07/15/2033	10.000%	5,121,622	5,665,534
Group 1 Automotive, Inc.(b)
08/15/2028	4.000%	1,179,000	1,146,765
01/15/2030	6.375%	885,000	899,719
L Brands, Inc.
06/15/2029	7.500%	735,000	746,480
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	1,796,000	1,754,300
08/01/2031	8.250%	1,102,000	1,150,001
Lithia Motors, Inc.(b)
01/15/2031	4.375%	1,665,000	1,577,163
PetSmart LLC/Finance Corp.(b)
09/15/2033	10.000%	540,000	545,174
Wolverine World Wide, Inc.(b)
08/15/2029	4.000%	2,273,000	2,146,021
Total			20,140,974
Supermarkets 0.2%
Albertsons Cos, Inc.(b)
03/31/2032	5.625%	2,401,000	2,343,490
Technology 11.9%
Amentum Escrow Corp.(b)
08/01/2032	7.250%	2,036,000	2,107,887
APLD ComputeCo 2 LLC(b)
03/15/2031	6.750%	5,179,000	5,219,214
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia High Yield Bond Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
APLD ComputeCo LLC(b)
12/15/2030	9.250%	4,335,000	4,679,037
Black Pearl Compute LLC(b)
02/15/2031	6.125%	1,685,000	1,714,101
Block, Inc.(b)
08/15/2030	5.625%	1,679,000	1,685,272
08/15/2033	6.000%	1,313,000	1,313,402
Block, Inc.
05/15/2032	6.500%	3,353,000	3,417,124
CACI International, Inc.(b)
06/15/2033	6.375%	2,565,000	2,623,441
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(b)
06/15/2029	8.000%	403,000	218,952
Central Parent, Inc./CDK Global, Inc.(b)
06/15/2029	7.250%	831,000	426,527
Cipher Compute LLC(b)
11/15/2030	7.125%	2,204,000	2,296,729
Clarivate Science Holdings Corp.(b)
07/01/2029	4.875%	4,821,000	4,409,813
Cloud Software Group, Inc.(b)
09/30/2029	9.000%	6,492,000	6,414,824
06/30/2032	8.250%	1,396,000	1,370,705
08/15/2033	6.625%	576,000	524,447
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	9,849,000	8,423,412
Core Scientific Finance I LLC(b)
05/15/2031	7.750%	3,869,000	3,959,306
CoreWeave, Inc.(b)
06/01/2030	9.250%	1,760,000	1,795,840
02/01/2031	9.000%	3,355,000	3,401,457
10/01/2031	9.750%	2,043,000	2,106,591
Entegris Escrow Corp.(b)
06/15/2030	5.950%	3,628,000	3,663,746
Fair Isaac Corp.(b)
05/15/2033	6.000%	1,259,000	1,246,405
Flash Compute LLC(b)
12/31/2030	7.250%	1,613,000	1,665,072
HealthEquity, Inc.(b)
10/01/2029	4.500%	1,785,000	1,737,318
ION Platform Finance US, Inc.(b)
09/30/2032	7.875%	2,722,000	2,102,469
ION Platform Finance US, Inc./SARL(b)
05/01/2028	4.625%	2,261,000	2,106,070
05/01/2028	5.000%	260,000	243,092
05/15/2028	5.750%	2,323,000	2,203,667
05/01/2029	8.750%	533,000	491,554
05/30/2029	9.500%	267,000	249,516
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain, Inc.(b)
02/15/2029	7.000%	1,342,000	1,371,198
09/15/2029	4.875%	594,000	583,624
01/15/2033	6.250%	1,457,000	1,479,171
Meridian Arc Holdco LLC(b)
04/30/2031	6.250%	2,855,000	2,870,008
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	2,776,000	2,676,099
NCR Corp.(b)
10/01/2028	5.000%	142,000	139,516
04/15/2029	5.125%	2,161,000	2,114,789
Neptune Bidco US, Inc.(b)
04/15/2029	9.290%	3,169,000	3,240,891
05/15/2031	10.375%	767,000	801,308
Picard Midco, Inc.(b)
03/31/2029	6.500%	4,019,000	3,994,722
PR RNO Property Owner 1 LLC(b)
05/01/2031	6.500%	5,961,000	5,967,706
Sabre GLBL, Inc.(b)
11/15/2029	10.750%	159,000	143,200
03/15/2030	10.750%	362,000	321,289
07/15/2030	11.125%	772,000	688,121
Science Applications International Corp.(b)
11/01/2033	5.875%	2,826,000	2,792,108
Seagate Data Storage Technology Pte Ltd.(b)
12/15/2029	8.250%	1,495,000	1,562,431
Shift4 Payments LLC/Finance Sub, Inc.(b)
08/15/2032	6.750%	4,673,000	4,673,859
SV RNO Property Owner 1 LLC(b)
03/01/2031	5.875%	7,024,000	6,934,125
Synaptics, Inc.(b)
06/15/2029	4.000%	1,105,000	1,056,563
UKG, Inc.(b)
02/01/2031	6.875%	1,233,000	1,212,401
WEX, Inc.(b)
03/15/2033	6.500%	2,644,000	2,629,990
WULF Compute LLC(b)
10/15/2030	7.750%	1,401,000	1,473,886
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	3,248,000	2,545,967
Total			125,089,962
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(b)
02/15/2031	8.000%	3,618,000	3,648,081
06/15/2032	8.375%	1,626,000	1,659,009
Total			5,307,090
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2026
11

Portfolio of Investments (continued)
May 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.9%
Altice France(b)
04/15/2032	6.500%	5,501,927	5,350,261
Altice France Lux 3/Holdings 1(b)
01/15/2033	10.000%	928,400	906,132
Vmed O2 UK Financing I PLC(b)
07/15/2031	4.750%	3,125,000	2,639,990
04/15/2032	7.750%	546,000	509,145
Total			9,405,528
Wirelines 1.4%
Fibercop SpA(b)
07/18/2036	7.200%	451,000	452,369
Iliad Holding SAS(b)
10/15/2028	7.000%	3,036,000	3,059,165
Iliad Holding SASU(b)
04/15/2031	8.500%	637,000	674,881
04/15/2032	7.000%	527,000	536,490
Level 3 Financing, Inc.(b)
01/15/2036	8.500%	2,176,000	2,351,748
02/15/2037	7.500%	440,000	453,845
Optics Bidco SpA(b)
06/04/2038	7.721%	1,549,000	1,562,496
Uniti Group LP/Fiber Holdings, Inc./CSL Capital LLC(b)
01/15/2030	6.000%	1,249,000	1,213,801
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(b)
06/15/2032	8.625%	1,008,000	1,054,968
Windstream Escrow LLC/Finance Corp.(b)
10/01/2031	8.250%	2,013,000	2,124,639
Windstream Services LLC(b)
10/15/2033	7.500%	1,487,000	1,565,614
Total			15,050,016
Total Corporate Bonds & Notes (Cost $976,317,642)			971,756,850

Exchange-Traded Fixed Income Funds 2.4%
	Shares	Value ($)
High Yield 2.4%
Columbia Short Duration High Yield ETF(g)	200,000	4,052,000
Columbia US High Yield ETF(g)	1,040,000	21,008,000
Total		25,060,000
Total Exchange-Traded Fixed Income Funds (Cost $24,922,400)		25,060,000

Foreign Government Obligations(h) 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.2%
NOVA Chemicals Corp.(b)
02/15/2030	9.000%	2,298,000	2,420,645
Total Foreign Government Obligations (Cost $2,304,392)			2,420,645

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(b),(i),(j),(k)	3,882	59,996
Total Communication Services		59,996
Total Rights (Cost $226)		59,996

Senior Loans 0.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
CP Atlas Buyer, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	8.870%	2,434,190	2,106,451
Chemicals 0.2%
Ineos US Finance LLC(l),(m)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.870%	2,334,285	2,209,797
Technology 0.1%
Ascend Learning LLC(l),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.620%	1,336,806	1,317,904
Total Senior Loans (Cost $6,027,076)			5,634,152
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia High Yield Bond Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(g),(n)	23,373,613	23,364,264
Total Money Market Funds (Cost $23,371,397)		23,364,264
Total Investments in Securities (Cost: $1,039,964,756)		1,036,997,836
Other Assets & Liabilities, Net		15,398,778
Net Assets		1,052,396,614
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $905,857,790, which represents 86.08% of total net assets.

(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2026.

(e)	Represents a security purchased on a when-issued basis.
(f)	Perpetual security with no specified maturity date.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	—	4,053,000	—	(1,000)	4,052,000	2,290	—	173,242	200,000
Columbia Short-Term Cash Fund, 3.741%
	45,302,659	382,684,944	(404,624,896)	1,557	23,364,264	—	(6,074)	1,386,870	23,373,613
Columbia US High Yield ETF
	13,805,382	7,110,600	—	92,018	21,008,000	—	—	1,081,284	1,040,000
Total	59,108,041			92,575	48,424,264	2,290	(6,074)	2,641,396

(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $59,996, which represents 0.01% of total net assets.

(j)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At May 31, 2026, the total market value of these securities amounted to $59,996, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	3,882	226	59,996

(k)	Valuation based on significant unobservable inputs.
(l)
The stated interest rate represents the weighted average interest rate at May 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2026
13

Portfolio of Investments (continued)
May 31, 2026
Notes to Portfolio of Investments (continued)
(m)	Variable rate security. The interest rate shown was the current rate as of May 31, 2026.
(n)	The rate shown is the seven-day current annualized yield at May 31, 2026.
Abbreviation Legend
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	—	1,686,535	—	1,686,535
Total Common Stocks	—	1,686,535	—	1,686,535
Convertible Bonds	—	7,015,394	—	7,015,394
Corporate Bonds & Notes	—	971,756,850	—	971,756,850
Exchange-Traded Fixed Income Funds	25,060,000	—	—	25,060,000
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia High Yield Bond Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Foreign Government Obligations	—	2,420,645	—	2,420,645
Rights
Communication Services	—	—	59,996	59,996
Total Rights	—	—	59,996	59,996
Senior Loans	—	5,634,152	—	5,634,152
Money Market Funds	23,364,264	—	—	23,364,264
Total Investments in Securities	48,424,264	988,513,576	59,996	1,036,997,836
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2026
15

Statement of Assets and Liabilities
May 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $991,670,959)	$988,573,572
Affiliated issuers (cost $48,293,797)	48,424,264
Cash	18,924
Receivable for:
Investments sold	1,439,759
Investments sold on a delayed delivery basis	2,695,014
Capital shares sold	5,770,898
Dividends	85,017
Interest	17,076,172
Foreign tax reclaims	11,244
Expense reimbursement due from Investment Manager	1,956
Prepaid expenses	2,256
Total assets	1,064,099,076
Liabilities
Payable for:
Investments purchased	669,433
Investments purchased on a delayed delivery basis	4,026,226
Capital shares redeemed	1,235,001
Distributions to shareholders	5,296,659
Management services fees	18,560
Distribution and/or service fees	3,116
Transfer agent fees	77,916
Compensation of board members	2,378
Other expenses	57,023
Deferred compensation of board members	316,150
Total liabilities	11,702,462
Net assets applicable to outstanding capital stock	$1,052,396,614
Represented by
Paid in capital	1,159,510,140
Total distributable earnings (loss)	(107,113,526)
Total - representing net assets applicable to outstanding capital stock	$1,052,396,614
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia High Yield Bond Fund  | 2026

Statement of Assets and Liabilities (continued)
May 31, 2026
Class A
Net assets	$395,155,594
Shares outstanding	35,507,420
Net asset value per share	$11.13
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.69
Class C
Net assets	$6,984,150
Shares outstanding	631,434
Net asset value per share	$11.06
Institutional Class
Net assets	$267,855,004
Shares outstanding	24,089,515
Net asset value per share	$11.12
Institutional 2 Class
Net assets	$31,848,995
Shares outstanding	2,871,797
Net asset value per share	$11.09
Institutional 3 Class
Net assets	$330,336,910
Shares outstanding	29,740,515
Net asset value per share	$11.11
Class R
Net assets	$16,716,131
Shares outstanding	1,497,579
Net asset value per share	$11.16
Class S
Net assets	$3,499,830
Shares outstanding	314,742
Net asset value per share	$11.12
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2026
17

Statement of Operations
Year Ended May 31, 2026

Net investment income
Income:
Dividends — affiliated issuers	$2,641,396
Interest	79,586,697
Interfund lending	2,066
Foreign taxes withheld	(19,213)
Total income	82,210,946
Expenses:
Management services fees	7,643,560
Distribution and/or service fees
Class A	1,016,259
Class C	73,293
Class R	80,718
Transfer agent fees
Class A	462,305
Class C	8,339
Institutional Class	299,102
Institutional 2 Class	19,812
Institutional 3 Class	18,836
Class R	18,384
Class S	4,476
Custodian fees	15,039
Printing and postage fees	60,323
Registration fees	141,492
Accounting services fees	43,778
Legal fees	35,692
Compensation of chief compliance officer	188
Compensation of board members	23,081
Deferred compensation of board members	97,521
Other	37,236
Total expenses	10,099,434
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(759,768)
Fees waived by transfer agent
Institutional 2 Class	(711)
Institutional 3 Class	(18,836)
Expense reduction	(1,003)
Total net expenses	9,319,116
Net investment income	72,891,830
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,612,333
Investments — affiliated issuers	(6,074)
Capital gain distributions from underlying affiliated funds	2,290
Foreign currency translations	2
Net realized gain	2,608,551
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	11,003,581
Investments — affiliated issuers	92,575
Net change in unrealized appreciation (depreciation)	11,096,156
Net realized and unrealized gain	13,704,707
Net increase in net assets resulting from operations	$86,596,537
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia High Yield Bond Fund  | 2026

Statement of Changes in Net Assets

	Year Ended May 31, 2026	Year Ended May 31, 2025
Operations
Net investment income	$72,891,830	$79,177,769
Net realized gain (loss)	2,608,551	(1,613,624)
Net change in unrealized appreciation (depreciation)	11,096,156	35,811,259
Net increase in net assets resulting from operations	86,596,537	113,375,404
Distributions to shareholders
Net investment income and net realized gains
Class A	(23,944,987)	(23,858,124)
Advisor Class	—	(1,745,334)
Class C	(377,019)	(374,384)
Institutional Class	(16,159,004)	(10,426,472)
Institutional 2 Class	(2,231,533)	(2,602,160)
Institutional 3 Class	(29,169,004)	(39,253,478)
Class R	(912,134)	(840,536)
Class S	(241,674)	(174,636)
Total distributions to shareholders	(73,035,355)	(79,275,124)
Decrease in net assets from capital stock activity	(316,662,979)	(60,904,786)
Total decrease in net assets	(303,101,797)	(26,804,506)
Net assets at beginning of year	1,355,498,411	1,382,302,917
Net assets at end of year	$1,052,396,614	$1,355,498,411
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2026
19

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2026		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,011,031	33,549,926	3,127,669	34,165,859
Distributions reinvested	2,068,008	23,103,891	2,096,914	23,020,508
Shares redeemed	(7,175,188)	(80,024,055)	(8,308,037)	(90,922,417)
Net decrease	(2,096,149)	(23,370,238)	(3,083,454)	(33,736,050)
Advisor Class
Shares sold	—	—	1,002,831	11,030,654
Distributions reinvested	—	—	130,549	1,440,598
Shares redeemed	—	—	(9,773,442)	(107,573,699)
Net decrease	—	—	(8,640,062)	(95,102,447)
Class C
Shares sold	89,849	998,625	167,037	1,825,190
Distributions reinvested	33,081	367,378	33,725	367,943
Shares redeemed	(160,351)	(1,780,530)	(282,016)	(3,069,366)
Net decrease	(37,421)	(414,527)	(81,254)	(876,233)
Institutional Class
Shares sold	11,560,529	128,927,886	13,983,714	153,218,695
Distributions reinvested	1,081,532	12,067,949	843,786	9,254,869
Shares redeemed	(10,359,333)	(114,995,833)	(5,920,729)	(64,746,763)
Net increase	2,282,728	26,000,002	8,906,771	97,726,801
Institutional 2 Class
Shares sold	335,242	3,737,323	1,219,416	13,306,467
Distributions reinvested	199,873	2,225,693	237,754	2,601,626
Shares redeemed	(1,523,213)	(16,879,343)	(1,559,980)	(17,032,675)
Net decrease	(988,098)	(10,916,327)	(102,810)	(1,124,582)
Institutional 3 Class
Shares sold	7,087,424	78,967,645	7,920,607	86,702,986
Distributions reinvested	2,538,323	28,305,150	3,501,812	38,382,154
Shares redeemed	(37,300,953)	(415,388,428)	(14,462,717)	(157,524,401)
Net decrease	(27,675,206)	(308,115,633)	(3,040,298)	(32,439,261)
Class R
Shares sold	280,437	3,137,974	535,830	5,866,910
Distributions reinvested	81,266	910,650	76,159	838,697
Shares redeemed	(258,677)	(2,895,558)	(597,856)	(6,546,983)
Net increase	103,026	1,153,066	14,133	158,624
Class S
Shares sold	1,242	13,876	480,377	5,321,563
Distributions reinvested	21,647	241,674	15,905	174,541
Shares redeemed	(112,683)	(1,254,872)	(91,746)	(1,007,742)
Net increase (decrease)	(89,794)	(999,322)	404,536	4,488,362
Total net decrease	(28,500,914)	(316,662,979)	(5,622,438)	(60,904,786)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia High Yield Bond Fund  | 2026
21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2026	$11.02	0.65	0.12	0.77	(0.66)	—	(0.66)
Year Ended 5/31/2025	$10.74	0.61	0.28	0.89	(0.61)	—	(0.61)
Year Ended 5/31/2024	$10.32	0.59	0.43	1.02	(0.60)	—	(0.60)
Year Ended 5/31/2023	$10.95	0.53	(0.62)	(0.09)	(0.54)	—	(0.54)
Year Ended 5/31/2022	$12.03	0.48	(1.03)	(0.55)	(0.49)	(0.04)	(0.53)
Class C
Year Ended 5/31/2026	$10.95	0.57	0.11	0.68	(0.57)	—	(0.57)
Year Ended 5/31/2025	$10.67	0.53	0.28	0.81	(0.53)	—	(0.53)
Year Ended 5/31/2024	$10.26	0.51	0.42	0.93	(0.52)	—	(0.52)
Year Ended 5/31/2023	$10.88	0.45	(0.61)	(0.16)	(0.46)	—	(0.46)
Year Ended 5/31/2022	$11.96	0.39	(1.03)	(0.64)	(0.40)	(0.04)	(0.44)
Institutional Class
Year Ended 5/31/2026	$11.01	0.68	0.11	0.79	(0.68)	—	(0.68)
Year Ended 5/31/2025	$10.73	0.64	0.28	0.92	(0.64)	—	(0.64)
Year Ended 5/31/2024	$10.32	0.61	0.42	1.03	(0.62)	—	(0.62)
Year Ended 5/31/2023	$10.94	0.56	(0.61)	(0.05)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$12.02	0.51	(1.03)	(0.52)	(0.52)	(0.04)	(0.56)
Institutional 2 Class
Year Ended 5/31/2026	$10.98	0.69	0.11	0.80	(0.69)	—	(0.69)
Year Ended 5/31/2025	$10.70	0.64	0.28	0.92	(0.64)	—	(0.64)
Year Ended 5/31/2024	$10.29	0.62	0.42	1.04	(0.63)	—	(0.63)
Year Ended 5/31/2023	$10.91	0.57	(0.62)	(0.05)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$11.99	0.52	(1.03)	(0.51)	(0.53)	(0.04)	(0.57)
Institutional 3 Class
Year Ended 5/31/2026	$11.00	0.69	0.11	0.80	(0.69)	—	(0.69)
Year Ended 5/31/2025	$10.72	0.65	0.28	0.93	(0.65)	—	(0.65)
Year Ended 5/31/2024	$10.31	0.63	0.42	1.05	(0.64)	—	(0.64)
Year Ended 5/31/2023	$10.93	0.57	(0.61)	(0.04)	(0.58)	—	(0.58)
Year Ended 5/31/2022	$12.01	0.52	(1.03)	(0.51)	(0.53)	(0.04)	(0.57)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2026	$11.13	7.09%	1.04%	0.97% (c)	5.87%	49%	$395,156
Year Ended 5/31/2025	$11.02	8.46%	1.03%	0.97% (c)	5.58%	45%	$414,326
Year Ended 5/31/2024	$10.74	10.12%	1.05%	0.98% (c)	5.58%	36%	$437,014
Year Ended 5/31/2023	$10.32	(0.68% )	1.05%	1.00% (c)	5.14%	30%	$454,106
Year Ended 5/31/2022	$10.95	(4.78% )	1.02%	1.00% (c)	4.03%	47%	$530,844
Class C
Year Ended 5/31/2026	$11.06	6.30%	1.79%	1.72% (c)	5.12%	49%	$6,984
Year Ended 5/31/2025	$10.95	7.67%	1.78%	1.72% (c)	4.83%	45%	$7,324
Year Ended 5/31/2024	$10.67	9.22%	1.80%	1.73% (c)	4.82%	36%	$8,007
Year Ended 5/31/2023	$10.26	(1.37% )	1.80%	1.75% (c)	4.37%	30%	$10,072
Year Ended 5/31/2022	$10.88	(5.54% )	1.77%	1.75% (c)	3.28%	47%	$14,237
Institutional Class
Year Ended 5/31/2026	$11.12	7.36%	0.79%	0.72% (c)	6.12%	49%	$267,855
Year Ended 5/31/2025	$11.01	8.73%	0.78%	0.72% (c)	5.84%	45%	$240,069
Year Ended 5/31/2024	$10.73	10.29%	0.80%	0.73% (c)	5.83%	36%	$138,446
Year Ended 5/31/2023	$10.32	(0.34% )	0.80%	0.75% (c)	5.38%	30%	$135,507
Year Ended 5/31/2022	$10.94	(4.55% )	0.77%	0.75% (c)	4.28%	47%	$177,452
Institutional 2 Class
Year Ended 5/31/2026	$11.09	7.42%	0.73%	0.67%	6.17%	49%	$31,849
Year Ended 5/31/2025	$10.98	8.82%	0.71%	0.65%	5.90%	45%	$42,382
Year Ended 5/31/2024	$10.70	10.38%	0.72%	0.66%	5.91%	36%	$42,414
Year Ended 5/31/2023	$10.29	(0.29% )	0.72%	0.68%	5.46%	30%	$37,596
Year Ended 5/31/2022	$10.91	(4.51% )	0.70%	0.68%	4.30%	47%	$37,114
Institutional 3 Class
Year Ended 5/31/2026	$11.11	7.48%	0.68%	0.61%	6.22%	49%	$330,337
Year Ended 5/31/2025	$11.00	8.87%	0.66%	0.60%	5.95%	45%	$631,532
Year Ended 5/31/2024	$10.72	10.43%	0.67%	0.61%	5.96%	36%	$648,213
Year Ended 5/31/2023	$10.31	(0.23% )	0.67%	0.63%	5.50%	30%	$534,874
Year Ended 5/31/2022	$10.93	(4.44% )	0.65%	0.63%	4.40%	47%	$670,696
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2026
23

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 5/31/2026	$11.05	0.63	0.11	0.74	(0.63)	—	(0.63)
Year Ended 5/31/2025	$10.77	0.58	0.28	0.86	(0.58)	—	(0.58)
Year Ended 5/31/2024	$10.36	0.56	0.42	0.98	(0.57)	—	(0.57)
Year Ended 5/31/2023	$10.98	0.51	(0.61)	(0.10)	(0.52)	—	(0.52)
Year Ended 5/31/2022	$12.07	0.45	(1.04)	(0.59)	(0.46)	(0.04)	(0.50)
Class S
Year Ended 5/31/2026	$11.01	0.68	0.11	0.79	(0.68)	—	(0.68)
Year Ended 5/31/2025(d)	$11.11	0.42	(0.10)(e)	0.32	(0.42)	—	(0.42)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia High Yield Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 5/31/2026	$11.16	6.82%	1.29%	1.22% (c)	5.62%	49%	$16,716
Year Ended 5/31/2025	$11.05	8.18%	1.28%	1.22% (c)	5.34%	45%	$15,411
Year Ended 5/31/2024	$10.77	9.73%	1.30%	1.23% (c)	5.34%	36%	$14,872
Year Ended 5/31/2023	$10.36	(0.82% )	1.30%	1.25% (c)	4.89%	30%	$12,152
Year Ended 5/31/2022	$10.98	(5.07% )	1.27%	1.25% (c)	3.79%	47%	$14,451
Class S
Year Ended 5/31/2026	$11.12	7.36%	0.79%	0.72% (c)	6.11%	49%	$3,500
Year Ended 5/31/2025 (d)	$11.01	2.97%	0.79%	0.72% (c)	5.93%	45%	$4,454
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2026
25

Notes to Financial Statements
May 31, 2026
Note 1. Organization
Columbia High Yield Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
26
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Notes to Financial Statements (continued)
May 31, 2026
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia High Yield Bond Fund  | 2026
27

Notes to Financial Statements (continued)
May 31, 2026
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
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Columbia High Yield Bond Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia High Yield Bond Fund  | 2026
29

Notes to Financial Statements (continued)
May 31, 2026
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2026 was 0.63% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
30
Columbia High Yield Bond Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through September 30, 2026, Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to that share class. Prior to October 1, 2025, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% of the average daily net assets attributable to that share class.
For the year ended May 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.11
Class S	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $1,003.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $5,522,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended May 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	124,988
Class C	—	1.00 (b)	432

Columbia High Yield Bond Fund  | 2026
31

Notes to Financial Statements (continued)
May 31, 2026
(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	0.98	0.98
Class C	1.73	1.73
Institutional Class	0.73	0.73
Institutional 2 Class	0.68	0.65
Institutional 3 Class	0.62	0.60
Class R	1.23	1.23
Class S	0.73	0.73
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective through September 30, 2026, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Reflected in the contractual cap commitment, prior to October 1, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class of the average daily net assets attributable to that share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, investments in partnerships and/or grantor trusts, principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation, distributions, foreign currency transactions and re-characterization of distributions for investments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
32
Columbia High Yield Bond Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
518,583	(518,583)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2026			Year Ended May 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
73,035,355	—	73,035,355	79,275,124	—	79,275,124
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
6,063,439	—	(103,733,561)	(3,830,595)
At May 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,040,828,431	17,697,978	(21,528,573)	(3,830,595)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(12,152,272)	(91,581,289)	(103,733,561)	1,815,753
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $570,607,064 and $886,178,337, respectively, for the year ended May 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia High Yield Bond Fund  | 2026
33

Notes to Financial Statements (continued)
May 31, 2026
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	8,250,000	4.69	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2026.
34
Columbia High Yield Bond Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At May 31, 2026, affiliated shareholders of record owned 61.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia High Yield Bond Fund  | 2026
35

Notes to Financial Statements (continued)
May 31, 2026
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
36
Columbia High Yield Bond Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia High Yield Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia High Yield Bond Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia High Yield Bond Fund  | 2026
37

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Section 163(j) Interest Dividends
98.46%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
38
Columbia High Yield Bond Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia High Yield Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN160_(07/26)

Columbia Intrinsic Value Fund
Annual Financial Statements and Additional Information
May 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Intrinsic Value Fund | 2026

Portfolio of Investments
May 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 5.2%
Diversified Telecommunication Services 2.2%
Verizon Communications, Inc.	1,611,074	77,025,448
Interactive Media & Services 3.0%
Alphabet, Inc., Class A	274,243	104,305,582
Total Communication Services		181,331,030
Consumer Discretionary 6.0%
Broadline Retail 2.2%
Amazon.com, Inc.(a)	286,314	77,488,021
Hotels, Restaurants & Leisure 1.6%
Norwegian Cruise Line Holdings Ltd.(a)	2,952,820	54,154,719
Specialty Retail 2.2%
Lowe’s Companies, Inc.	348,224	74,645,296
Total Consumer Discretionary		206,288,036
Consumer Staples 5.9%
Beverages 1.7%
Constellation Brands, Inc., Class A	420,681	58,398,936
Consumer Staples Distribution & Retail 1.2%
Walmart, Inc.	375,685	43,485,539
Household Products 1.0%
Colgate-Palmolive Co.	370,903	33,429,487
Tobacco 2.0%
Philip Morris International, Inc.	393,862	69,863,242
Total Consumer Staples		205,177,204
Energy 5.6%
Oil, Gas & Consumable Fuels 5.6%
EOG Resources, Inc.	278,186	37,104,449
EQT Corp.	558,539	30,680,547
Exxon Mobil Corp.	433,347	62,947,985
Valero Energy Corp.	257,094	62,941,753
Total		193,674,734
Total Energy		193,674,734
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 18.7%
Banks 5.5%
Citigroup, Inc.	548,734	69,085,611
JPMorgan Chase & Co.	332,100	99,400,851
Wells Fargo & Co.	297,763	23,088,543
Total		191,575,005
Capital Markets 6.2%
Bank of New York Mellon Corp. (The)	499,595	69,658,531
Goldman Sachs Group, Inc. (The)	62,022	63,607,282
Morgan Stanley	386,991	80,494,128
Total		213,759,941
Consumer Finance 0.9%
Capital One Financial Corp.	167,100	31,403,103
Financial Services 4.0%
Berkshire Hathaway, Inc., Class B(a)	144,224	68,431,403
Global Payments, Inc.	601,286	45,403,106
MasterCard, Inc., Class A	49,595	24,498,938
Total		138,333,447
Insurance 2.1%
Chubb Ltd.	146,732	45,740,767
Marsh & McLennan Companies, Inc.	167,824	26,846,805
Total		72,587,572
Total Financials		647,659,068
Health Care 12.6%
Biotechnology 1.3%
Vertex Pharmaceuticals, Inc.(a)	101,584	45,462,903
Health Care Providers & Services 8.4%
Centene Corp.(a)	1,701,126	101,387,110
Cigna Group (The)	228,212	63,306,009
CVS Health Corp.	508,146	46,231,123
Tenet Healthcare Corp.(a)	215,974	37,864,562
UnitedHealth Group, Inc.	110,362	41,971,772
Total		290,760,576
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intrinsic Value Fund  | 2026
3

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	831,025	47,518,010
Merck & Co., Inc.	425,488	50,513,935
Total		98,031,945
Total Health Care		434,255,424
Industrials 13.8%
Aerospace & Defense 4.1%
Boeing Co. (The)(a)	376,471	87,021,272
Northrop Grumman Corp.	98,957	55,780,082
Total		142,801,354
Electrical Equipment 2.0%
nVent Electric PLC	412,583	68,897,235
Ground Transportation 1.1%
Norfolk Southern Corp.	129,516	39,497,199
Machinery 3.7%
Cummins, Inc.	78,097	50,499,863
Ingersoll Rand, Inc.	455,017	32,597,418
Stanley Black & Decker, Inc.	548,740	43,580,931
Total		126,678,212
Passenger Airlines 2.9%
Southwest Airlines Co.	2,328,533	100,010,492
Total Industrials		477,884,492
Information Technology 18.3%
Electronic Equipment, Instruments & Components 1.5%
Corning, Inc.	294,013	53,263,395
IT Services 2.3%
EPAM Systems, Inc.(a)	772,983	79,199,838
Semiconductors & Semiconductor Equipment 8.9%
Broadcom, Inc.	226,457	101,174,194
Lam Research Corp.	258,012	82,094,258
Micron Technology, Inc.	127,933	124,222,943
Total		307,491,395
Software 4.2%
Microsoft Corp.	92,577	41,681,869
Salesforce, Inc.	535,072	102,252,259
Total		143,934,128
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.4%
Dell Technologies, Inc.	116,381	48,985,927
Total Information Technology		632,874,683
Materials 2.9%
Metals & Mining 2.9%
Barrick Mining Corp.	664,775	28,286,176
Freeport-McMoRan, Inc.	1,091,577	71,727,525
Total		100,013,701
Total Materials		100,013,701
Real Estate 3.8%
Health Care REITs 1.4%
Welltower, Inc.	235,200	48,293,616
Specialized REITs 2.4%
American Tower Corp.	216,433	40,464,314
Equinix, Inc.	38,100	40,692,324
Total		81,156,638
Total Real Estate		129,450,254
Utilities 4.6%
Electric Utilities 3.3%
Entergy Corp.	543,033	59,217,749
Xcel Energy, Inc.	714,242	56,782,239
Total		115,999,988
Multi-Utilities 1.3%
Ameren Corp.	405,764	43,810,339
Total Utilities		159,810,327
Total Common Stocks (Cost $2,141,759,248)		3,368,418,953

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(b),(c)	91,336,105	91,299,570
Total Money Market Funds (Cost $91,299,570)		91,299,570
Total Investments in Securities (Cost: $2,233,058,818)		3,459,718,523
Other Assets & Liabilities, Net		(565,497)
Net Assets		3,459,153,026
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Intrinsic Value Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	25,820,838	818,341,016	(752,860,843)	(1,441)	91,299,570	11,682	1,510,193	91,336,105
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	181,331,030	—	—	181,331,030
Consumer Discretionary	206,288,036	—	—	206,288,036
Consumer Staples	205,177,204	—	—	205,177,204
Energy	193,674,734	—	—	193,674,734
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intrinsic Value Fund  | 2026
5

Portfolio of Investments (continued)
May 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Financials	647,659,068	—	—	647,659,068
Health Care	434,255,424	—	—	434,255,424
Industrials	477,884,492	—	—	477,884,492
Information Technology	632,874,683	—	—	632,874,683
Materials	100,013,701	—	—	100,013,701
Real Estate	129,450,254	—	—	129,450,254
Utilities	159,810,327	—	—	159,810,327
Total Common Stocks	3,368,418,953	—	—	3,368,418,953
Money Market Funds	91,299,570	—	—	91,299,570
Total Investments in Securities	3,459,718,523	—	—	3,459,718,523
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Intrinsic Value Fund  | 2026

Statement of Assets and Liabilities
May 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,141,759,248)	$3,368,418,953
Affiliated issuers (cost $91,299,570)	91,299,570
Receivable for:
Capital shares sold	2,477,016
Dividends	2,234,998
Foreign tax reclaims	11,634
Prepaid expenses	3,000
Total assets	3,464,445,171
Liabilities
Payable for:
Investments purchased	3,382,037
Capital shares redeemed	1,051,745
Management services fees	57,446
Distribution and/or service fees	12,782
Transfer agent fees	164,226
Compensation of board members	4,176
Other expenses	74,595
Deferred compensation of board members	545,138
Total liabilities	5,292,145
Net assets applicable to outstanding capital stock	$3,459,153,026
Represented by
Paid in capital	1,875,114,842
Total distributable earnings (loss)	1,584,038,184
Total - representing net assets applicable to outstanding capital stock	$3,459,153,026
Class A
Net assets	$1,840,598,724
Shares outstanding	90,015,651
Net asset value per share	$20.45
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$21.70
Class C
Net assets	$9,592,440
Shares outstanding	471,213
Net asset value per share	$20.36
Institutional Class
Net assets	$1,009,820,210
Shares outstanding	49,510,108
Net asset value per share	$20.40
Institutional 2 Class
Net assets	$55,128,298
Shares outstanding	2,697,498
Net asset value per share	$20.44
Institutional 3 Class
Net assets	$544,013,354
Shares outstanding	26,135,305
Net asset value per share	$20.82
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intrinsic Value Fund  | 2026
7

Statement of Operations
Year Ended May 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$46,964,846
Dividends — affiliated issuers	1,510,193
Interfund lending	200
Foreign taxes withheld	(17,450)
Total income	48,457,789
Expenses:
Management services fees	17,224,634
Distribution and/or service fees
Class A	4,225,676
Class C	92,270
Transfer agent fees
Class A	1,205,043
Class C	6,578
Institutional Class	367,334
Institutional 2 Class	26,265
Institutional 3 Class	18,993
Custodian fees	13,484
Printing and postage fees	98,156
Registration fees	176,732
Accounting services fees	32,824
Legal fees	58,188
Compensation of chief compliance officer	438
Compensation of board members	38,583
Deferred compensation of board members	170,922
Other	46,449
Total expenses	23,802,569
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(191,063)
Total net expenses	23,611,506
Net investment income	24,846,283
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	435,922,847
Investments — affiliated issuers	11,682
Net realized gain	435,934,529
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	311,921,546
Investments — affiliated issuers	(1,441)
Net change in unrealized appreciation (depreciation)	311,920,105
Net realized and unrealized gain	747,854,634
Net increase in net assets resulting from operations	$772,700,917
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Intrinsic Value Fund  | 2026

Statement of Changes in Net Assets

	Year Ended May 31, 2026	Year Ended May 31, 2025
Operations
Net investment income	$24,846,283	$30,577,587
Net realized gain	435,934,529	217,530,856
Net change in unrealized appreciation (depreciation)	311,920,105	(24,111,894)
Net increase in net assets resulting from operations	772,700,917	223,996,549
Distributions to shareholders
Net investment income and net realized gains
Class A	(117,818,198)	(138,367,499)
Advisor Class	—	(303,943)
Class C	(582,856)	(777,656)
Institutional Class	(31,903,602)	(30,102,239)
Institutional 2 Class	(3,443,225)	(3,771,030)
Institutional 3 Class	(36,326,970)	(37,382,686)
Total distributions to shareholders	(190,074,851)	(210,705,053)
Increase in net assets from capital stock activity	454,060,048	23,183,566
Total increase in net assets	1,036,686,114	36,475,062
Net assets at beginning of year	2,422,466,912	2,385,991,850
Net assets at end of year	$3,459,153,026	$2,422,466,912
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intrinsic Value Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2026		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,321,990	24,371,345	1,402,373	23,797,393
Distributions reinvested	6,472,410	117,321,632	8,240,621	137,757,383
Shares redeemed	(12,084,518)	(222,907,779)	(12,601,913)	(212,422,449)
Net decrease	(4,290,118)	(81,214,802)	(2,958,919)	(50,867,673)
Advisor Class
Shares sold	—	—	249,722	4,350,000
Distributions reinvested	—	—	17,852	303,415
Shares redeemed	—	—	(2,512,086)	(45,640,847)
Net decrease	—	—	(2,244,512)	(40,987,432)
Class C
Shares sold	57,455	1,058,648	94,352	1,585,420
Distributions reinvested	32,135	582,094	46,648	777,649
Shares redeemed	(152,889)	(2,803,637)	(198,306)	(3,330,215)
Net decrease	(63,299)	(1,162,895)	(57,306)	(967,146)
Institutional Class
Shares sold	33,531,277	635,899,585	10,078,668	172,092,354
Distributions reinvested	1,762,424	31,869,439	1,801,151	30,021,022
Shares redeemed	(8,419,264)	(151,288,966)	(5,592,104)	(94,847,439)
Net increase	26,874,437	516,480,058	6,287,715	107,265,937
Institutional 2 Class
Shares sold	514,791	9,630,189	513,962	8,808,332
Distributions reinvested	190,207	3,443,154	225,757	3,769,671
Shares redeemed	(482,220)	(8,902,178)	(819,563)	(13,792,380)
Net increase (decrease)	222,778	4,171,165	(79,844)	(1,214,377)
Institutional 3 Class
Shares sold	4,094,365	73,243,332	6,062,295	106,069,725
Distributions reinvested	1,969,860	36,326,208	2,201,085	37,380,339
Shares redeemed	(5,034,518)	(93,783,018)	(7,600,291)	(133,495,807)
Net increase	1,029,707	15,786,522	663,089	9,954,257
Total net increase	23,773,505	454,060,048	1,610,223	23,183,566
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Intrinsic Value Fund  | 2026

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Columbia Intrinsic Value Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2026	$16.66	0.15	4.96	5.11	(0.15)	(1.17)	(1.32)
Year Ended 5/31/2025	$16.59	0.20	1.36	1.56	(0.21)	(1.28)	(1.49)
Year Ended 5/31/2024	$14.25	0.25	2.98	3.23	(0.26)	(0.63)	(0.89)
Year Ended 5/31/2023	$16.56	0.24	(1.20)	(0.96)	(0.23)	(1.12)	(1.35)
Year Ended 5/31/2022	$17.39	0.19	0.09	0.28	(0.19)	(0.92)	(1.11)
Class C
Year Ended 5/31/2026	$16.60	0.01	4.95	4.96	(0.03)	(1.17)	(1.20)
Year Ended 5/31/2025	$16.54	0.07	1.35	1.42	(0.08)	(1.28)	(1.36)
Year Ended 5/31/2024	$14.20	0.14	2.98	3.12	(0.15)	(0.63)	(0.78)
Year Ended 5/31/2023	$16.50	0.12	(1.19)	(1.07)	(0.11)	(1.12)	(1.23)
Year Ended 5/31/2022	$17.33	0.06	0.09	0.15	(0.06)	(0.92)	(0.98)
Institutional Class
Year Ended 5/31/2026	$16.62	0.19	4.95	5.14	(0.19)	(1.17)	(1.36)
Year Ended 5/31/2025	$16.56	0.23	1.36	1.59	(0.25)	(1.28)	(1.53)
Year Ended 5/31/2024	$14.22	0.29	2.98	3.27	(0.30)	(0.63)	(0.93)
Year Ended 5/31/2023	$16.53	0.28	(1.20)	(0.92)	(0.27)	(1.12)	(1.39)
Year Ended 5/31/2022	$17.36	0.23	0.09	0.32	(0.23)	(0.92)	(1.15)
Institutional 2 Class
Year Ended 5/31/2026	$16.65	0.20	4.96	5.16	(0.20)	(1.17)	(1.37)
Year Ended 5/31/2025	$16.59	0.24	1.36	1.60	(0.26)	(1.28)	(1.54)
Year Ended 5/31/2024	$14.24	0.30	2.99	3.29	(0.31)	(0.63)	(0.94)
Year Ended 5/31/2023	$16.56	0.28	(1.20)	(0.92)	(0.28)	(1.12)	(1.40)
Year Ended 5/31/2022	$17.39	0.24	0.09	0.33	(0.24)	(0.92)	(1.16)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Intrinsic Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2026	$20.45	31.74%	0.97%	0.96%	0.80%	55%	$1,840,599
Year Ended 5/31/2025	$16.66	9.46%	0.97%	0.96%	1.16%	27%	$1,571,009
Year Ended 5/31/2024	$16.59	23.36%	0.99%	0.98% (c)	1.63%	17%	$1,614,092
Year Ended 5/31/2023	$14.25	(6.20% )	0.99%	0.99%	1.57%	12%	$1,466,080
Year Ended 5/31/2022	$16.56	1.64%	0.97%	0.97% (c)	1.11%	21%	$1,720,873
Class C
Year Ended 5/31/2026	$20.36	30.76%	1.72%	1.71%	0.05%	55%	$9,592
Year Ended 5/31/2025	$16.60	8.61%	1.72%	1.71%	0.42%	27%	$8,872
Year Ended 5/31/2024	$16.54	22.53%	1.74%	1.73% (c)	0.89%	17%	$9,786
Year Ended 5/31/2023	$14.20	(6.90% )	1.74%	1.74%	0.82%	12%	$10,248
Year Ended 5/31/2022	$16.50	0.86%	1.72%	1.72% (c)	0.36%	21%	$12,043
Institutional Class
Year Ended 5/31/2026	$20.40	32.08%	0.72%	0.71%	1.02%	55%	$1,009,820
Year Ended 5/31/2025	$16.62	9.70%	0.72%	0.72%	1.40%	27%	$376,174
Year Ended 5/31/2024	$16.56	23.72%	0.74%	0.73% (c)	1.88%	17%	$270,698
Year Ended 5/31/2023	$14.22	(5.95% )	0.74%	0.74%	1.82%	12%	$218,834
Year Ended 5/31/2022	$16.53	1.91%	0.72%	0.72% (c)	1.36%	21%	$233,329
Institutional 2 Class
Year Ended 5/31/2026	$20.44	32.11%	0.70%	0.69%	1.06%	55%	$55,128
Year Ended 5/31/2025	$16.65	9.71%	0.70%	0.69%	1.43%	27%	$41,205
Year Ended 5/31/2024	$16.59	23.80%	0.71%	0.70%	1.92%	17%	$42,375
Year Ended 5/31/2023	$14.24	(5.97% )	0.70%	0.70%	1.86%	12%	$37,877
Year Ended 5/31/2022	$16.56	1.95%	0.68%	0.68%	1.39%	21%	$31,720
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intrinsic Value Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 5/31/2026	$16.94	0.21	5.05	5.26	(0.21)	(1.17)	(1.38)
Year Ended 5/31/2025	$16.85	0.25	1.39	1.64	(0.27)	(1.28)	(1.55)
Year Ended 5/31/2024	$14.46	0.31	3.02	3.33	(0.31)	(0.63)	(0.94)
Year Ended 5/31/2023	$16.78	0.29	(1.21)	(0.92)	(0.28)	(1.12)	(1.40)
Year Ended 5/31/2022	$17.61	0.25	0.08	0.33	(0.24)	(0.92)	(1.16)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Intrinsic Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 5/31/2026	$20.82	32.15%	0.65%	0.64%	1.11%	55%	$544,013
Year Ended 5/31/2025	$16.94	9.78%	0.65%	0.65%	1.48%	27%	$425,207
Year Ended 5/31/2024	$16.85	23.76%	0.66%	0.65%	1.97%	17%	$411,829
Year Ended 5/31/2023	$14.46	(5.85% )	0.66%	0.66%	1.91%	12%	$408,731
Year Ended 5/31/2022	$16.78	1.96%	0.64%	0.64%	1.43%	21%	$595,155
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intrinsic Value Fund  | 2026
15

Notes to Financial Statements
May 31, 2026
Note 1. Organization
Columbia Intrinsic Value Fund (formerly known as Columbia Large Cap Value Fund) (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective September 1, 2025, Columbia Large Cap Value Fund was renamed Columbia Intrinsic Value Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Intrinsic Value Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Intrinsic Value Fund  | 2026
17

Notes to Financial Statements (continued)
May 31, 2026
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2026 was 0.62% of the Fund’s average daily net assets.
18
Columbia Intrinsic Value Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
The Fund is permitted to engage in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers under specified conditions outlined in a policy adopted by the Board, pursuant to Rule 17a-7 under the 1940 Act (cross-trades). The Board relies on quarterly written representation from the Fund’s Chief Compliance Officer that cross-trades complied with approved policy.
For the year ended May 31, 2026, the Fund engaged in cross-trades as follows:
Purchases ($)	Sales ($)	Net realized gain (loss) ($)
66,006,335	—	—
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Intrinsic Value Fund  | 2026
19

Notes to Financial Statements (continued)
May 31, 2026
For the year ended May 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $575,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended May 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	196,756
Class C	—	1.00 (b)	750

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
20
Columbia Intrinsic Value Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	0.97	0.97
Class C	1.72	1.72
Institutional Class	0.72	0.72
Institutional 2 Class	0.70	0.69
Institutional 3 Class	0.65	0.65
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
—	(12,255,000)	12,255,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Columbia Intrinsic Value Fund  | 2026
21

Notes to Financial Statements (continued)
May 31, 2026
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2026			Year Ended May 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
24,867,561	165,207,290	190,074,851	31,982,986	178,722,067	210,705,053
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
4,255,799	354,303,146	—	1,226,024,377
At May 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,233,694,146	1,290,810,130	(64,785,753)	1,226,024,377
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,725,432,809 and $1,499,429,434, respectively, for the year ended May 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
22
Columbia Intrinsic Value Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,700,000	4.24	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Columbia Intrinsic Value Fund  | 2026
23

Notes to Financial Statements (continued)
May 31, 2026
Shareholder concentration risk
At May 31, 2026, affiliated shareholders of record owned 83.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Intrinsic Value Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Intrinsic Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Intrinsic Value Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Intrinsic Value Fund  | 2026
25

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
100.00%	100.00%	$457,176,188
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
26
Columbia Intrinsic Value Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Intrinsic Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN138_(07/26)

Columbia Quality Income Fund
Annual Financial Statements and Additional Information
May 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Quality Income Fund | 2026

Portfolio of Investments
May 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 10.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class C
04/25/2031	6.420%	518,022	521,488
Affirm Asset Securitization Trust(a),(b),(c)
Series 2024-X2 Class CERT
12/17/2029	0.000%	22,000	188,720
ASP WHCO Participation LP(a),(d),(e)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	7,600,000	7,600,000
Bain Capital Credit CLO Ltd.(a),(e)
Series 2019-4A Class DRR
3-month Term SOFR + 2.900% Floor 2.900% 04/23/2035	6.566%	5,000,000	4,872,885
Cayuga Park CLO Ltd.(a),(e)
Series 2020-1A Class AR2
3-month Term SOFR + 1.200% Floor 1.200% 10/17/2038	4.880%	11,000,000	11,012,100
Exeter Automobile Receivables Trust(a)
Series 2025-2A Class E
10/15/2032	7.810%	5,230,000	5,430,286
GoldenTree Loan Management US CLO 30 Ltd.(a),(e),(f)
Series 2026-30A Class D
3-month Term SOFR + 2.450% Floor 2.450% 07/20/2039	3.662%	3,400,000	3,399,881
Invesco US CLO Ltd.(a),(e)
Series 2026-1A Class E
3-month Term SOFR + 6.030% Floor 6.030% 04/15/2039	9.711%	3,000,000	3,035,154
Magnetite XVII Ltd.(a),(e)
Series 2016-17A Class D1R3
3-month Term SOFR + 2.600% Floor 2.600% 07/25/2039	6.251%	4,850,000	4,850,000
MPOWER Education Trust(a)
Series 2025-1 Class A
12/22/2042	6.250%	6,309,790	6,328,709
Series 2025-1 Class B
12/22/2042	8.180%	2,000,000	2,034,483
Series 2025-A Class A
07/21/2042	6.620%	1,443,697	1,468,620
NetCredit Combined Receivables A LLC(a)
Series 2025-A Class A
10/20/2031	7.290%	1,110,971	1,120,241
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Grantor Trust(a)
Series 2025-5 Class D
03/15/2033	5.865%	2,499,903	2,496,353
Series 2026-1 Class B
09/15/2033	5.370%	5,610,000	5,587,527
Series 2026-2 Class B
11/15/2033	6.029%	9,750,000	9,719,741
Series 2026-3 Class B
12/15/2033	6.201%	6,420,000	6,417,521
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	1,704,623	1,708,175
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	1,295,851	1,296,044
Research-Driven Pagaya Motor Asset Trust(a)
Series 2026-2A Class A4
02/26/2035	5.620%	2,390,000	2,384,781
Series 2026-3 Class B
03/26/2035	6.761%	8,150,000	8,156,677
Series 2026-R1A Class A
07/25/2034	5.659%	4,882,754	4,878,513
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	854,064	849,208
Sound Point IV-R CLO Ltd.(a),(e)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	5.687%	10,000,000	10,024,990
Upgrade Master Pass-Thru Trust(a)
Series 2026-ST2 Class E
06/15/2034	7.735%	1,000,000	1,003,898
Upstart Securitization Trust(a)
Series 2025-4 Class D
11/20/2035	7.670%	3,000,000	3,067,209
Series 2026-2 Class C
05/20/2036	5.830%	3,250,000	3,244,746
Subordinated Series 2024-1 Class B
11/20/2034	6.240%	5,100,000	5,116,664
Voya CLO Ltd.(a),(e),(f)
Series 2026-2A Class D1
3-month Term SOFR + 2.550% Floor 2.550% 07/15/2039	3.651%	3,050,000	3,050,000
Total Asset-Backed Securities — Non-Agency (Cost $121,536,299)			120,864,614

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2026
3

Portfolio of Investments (continued)
May 31, 2026
Commercial Mortgage-Backed Securities - Agency 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(g),(h)
Series 2019-102 Class IB
03/16/2060	0.836%	11,822,482	527,153
Series 2019-118 Class IO
06/16/2061	0.759%	15,495,124	726,682
Series 2019-131 Class IO
07/16/2061	0.803%	23,805,238	1,321,693
Series 2019-134 Class IO
08/16/2061	0.643%	16,005,490	648,525
Series 2019-139 Class IO
11/16/2061	0.671%	16,926,219	693,154
Series 2020-19 Class IO
12/16/2061	0.734%	15,887,414	703,250
Series 2020-3 Class IO
02/16/2062	0.616%	18,075,503	630,770
Total Commercial Mortgage-Backed Securities - Agency (Cost $16,808,994)			5,251,227

Commercial Mortgage-Backed Securities - Non-Agency 3.3%

BHMS Commercial Mortgage Trust(a),(e)
Series 2025-ATLS Class A
1-month Term SOFR + 1.850% Floor 1.850% 08/15/2042	5.505%	3,700,000	3,704,641
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	1,600,000	1,274,783
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	1,300,000	936,631
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class D
11/05/2035	0.000%	5,000,000	566,098
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	8,700,000	175,380
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	19,186,900	18,919,079
KSL Commercial Mortgage Trust(a),(e),(f)
Series 2026-HT3 Class D
1-month Term SOFR + 2.750% Floor 2.750% 06/15/2043	6.350%	4,700,000	4,705,875
SFO Commercial Mortgage Trust(a),(e)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	4.893%	1,750,000	1,748,906
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STAR Trust(a),(e)
Series 2025-SFR6 Class A
1-month Term SOFR + 1.650% Floor 1.650% 08/17/2042	5.055%	8,000,000	8,001,152
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $53,503,211)			40,032,545

Residential Mortgage-Backed Securities - Agency 92.6%

Fannie Mae REMICS(e),(h)
CMO Series 2023-34 Class S
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	2.473%	17,581,994	1,940,396
CMO Series 2025-45 Class SC
-1.0 x 30-day Average SOFR + 5.800% Cap 5.800% 06/25/2055	2.188%	21,165,919	1,453,150
CMO Series 2026-16 Class SA
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 03/25/2056	2.038%	28,816,800	2,348,644
Fannie Mae REMICS(e)
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	7.562%	14,028,444	14,207,126
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	7.562%	4,571,354	4,629,531
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.462%	11,979,642	11,944,311
Federal Home Loan Mortgage Corp.
06/01/2030	5.500%	317,438	320,292
05/01/2036	2.000%	4,012,787	3,696,394
03/01/2042- 11/01/2046	3.500%	24,236,896	22,668,651
11/01/2043- 11/01/2051	3.000%	19,808,975	17,718,673
08/01/2044- 12/01/2052	4.000%	26,408,065	25,044,767
02/01/2051	2.500%	17,597,386	15,039,785
12/01/2052- 06/01/2056	5.000%	47,822,022	47,563,503
09/01/2054- 07/01/2055	6.000%	16,578,420	17,045,713
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Quality Income Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(e),(h)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	2.193%	2,319,816	200,300
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	2.193%	3,376,950	311,063
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	2.143%	1,520,885	156,321
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	2.193%	3,062,844	319,029
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	2.026%	2,201,305	232,464
CMO Series 4935 Class JS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	2.323%	5,613,441	672,934
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	2.123%	4,684,422	467,636
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	2.353%	9,973,328	1,296,267
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	2.323%	13,220,004	1,745,850
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	2.213%	3,218,619	291,736
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	2.243%	1,140,388	101,796
Federal Home Loan Mortgage Corp.(h)
CMO Series 304 Class C69
12/15/2042	4.000%	827,431	141,817
CMO Series 4139 Class CI
05/15/2042	3.500%	895,456	49,316
CMO Series 4177 Class IY
03/15/2043	4.000%	2,507,553	343,882
CMO Series 4215 Class IL
07/15/2041	3.500%	88,804	1,498
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4068 Class GI
09/15/2036	2.333%	1,259,732	138,589
CMO Series 4107 Class KS
06/15/2038	2.032%	1,206,358	57,392
Federal Home Loan Mortgage Corp. REMICS(e),(h)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	2.373%	18,771,783	2,451,069
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	2.243%	26,161,322	2,489,344
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	17,261,560	3,309,127
Federal National Mortgage Association
03/01/2036- 04/01/2056	4.500%	56,805,523	55,096,020
09/01/2036	6.500%	603,769	627,170
01/01/2042	4.000%	1,233,179	1,188,899
08/01/2042- 05/01/2052	3.500%	26,869,960	24,673,116
11/01/2046- 06/01/2052	3.000%	58,216,010	51,867,720
10/01/2050- 03/01/2052	2.000%	99,116,081	80,718,576
12/01/2050- 05/01/2051	2.500%	31,165,163	26,600,203
09/01/2052- 09/01/2053	5.000%	31,220,901	31,035,679
08/01/2055	6.000%	9,467,997	9,673,555
CMO Series 2017-72 Class B
09/25/2047	3.000%	3,466,607	3,211,989
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2026
5

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(j)
08/01/2052	4.000%	29,132,823	27,533,861
Federal National Mortgage Association(e),(h)
CMO Series 2005-74 Class NI
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 05/25/2035	2.353%	2,646,814	105,209
CMO Series 2007-54 Class DI
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2037	2.373%	2,808,352	197,613
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	2.423%	5,393,858	585,580
CMO Series 2016-101 Class SK
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 01/25/2047	2.223%	11,822,830	1,244,094
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	2.123%	6,342,190	613,131
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	2.273%	9,108,490	990,209
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	2.273%	8,283,009	777,121
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.423%	6,095,675	653,832
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.223%	21,526,498	375,112
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	2.423%	4,564,886	506,448
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	2.323%	12,981,319	1,244,384
CMO Series 2019-57 Class AS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	2.323%	9,125,180	1,066,251
CMO Series 2019-77 Class SP
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 01/25/2050	2.223%	11,882,488	1,376,554
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	2.353%	14,098,541	1,874,291
Federal National Mortgage Association(g),(h)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,378,010	14
Federal National Mortgage Association(h)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	46,444	60
CMO Series 2012-144 Class HI
07/25/2042	3.500%	810,109	55,335
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,189,216	161,045
CMO Series 2020-55 Class MI
08/25/2050	2.500%	16,315,901	2,657,815
CMO Series 417 Class C4
02/25/2043	3.500%	4,326,304	845,044
Federal National Mortgage Association REMICS(e),(h)
CMO Series 2016-1 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2046	2.423%	9,725,454	982,006
CMO Series 2022-46 Class SG
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/25/2052	2.388%	15,024,764	1,475,125
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Quality Income Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(h)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	12,280,440	2,331,555
CMO Series 2021-54 Class LI
04/25/2049	2.500%	17,199,025	2,302,924
Freddie Mac REMICS
CMO Series 5104 Class LH
06/25/2049	2.000%	4,006,130	3,326,476
Freddie Mac REMICS(e),(h)
CMO Series 5371 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2048	2.293%	18,209,958	1,861,162
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	3.388%	11,924,775	1,446,732
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	1.488%	18,167,226	894,376
CMO Series 5604 Class SN
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.938%	34,627,210	2,727,582
Freddie Mac REMICS(e)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.562%	5,861,060	5,938,180
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.562%	10,046,305	10,175,519
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	7.562%	5,067,113	5,129,360
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.562%	10,543,508	10,685,122
CMO Series 5533 Class F
30-day Average SOFR + 3.450% Floor 3.450%, Cap 7.950% 04/25/2055	7.062%	9,990,513	10,029,533
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	7.912%	5,093,493	5,187,680
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.212%	8,738,418	8,929,099
Freddie Mac REMICS(d),(e),(k)
CMO Series 5668 Class FL
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.000% 06/25/2056	5.071%	10,000,000	10,097,196
Government National Mortgage Association
12/15/2031- 02/15/2032	6.500%	90,468	91,889
01/15/2039- 08/20/2040	5.000%	3,227,164	3,276,267
04/20/2051	2.500%	18,113,287	15,331,941
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	3,999,377	3,990,050
CMO Series 2024-80 Class DT
05/20/2064	3.000%	7,961,068	6,883,037
CMO Series 2024-80 Class PT
05/20/2064	3.500%	11,746,768	10,545,459
Government National Mortgage Association(j)
04/20/2048	4.500%	5,075,419	4,980,767
Government National Mortgage Association(h)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	1,249,435	160,975
CMO Series 2014-131 Class EI
09/16/2039	4.000%	2,313,119	111,139
CMO Series 2015-175 Class AI
10/16/2038	3.500%	6,276,686	374,759
CMO Series 2020-138 Class IN
09/20/2050	2.500%	11,111,943	1,850,141
CMO Series 2020-191 Class TI
12/20/2050	2.500%	7,381,950	1,055,778
CMO Series 2020-191 Class UC
12/20/2050	4.000%	13,649,458	3,041,120
CMO Series 2021-1 Class IB
01/20/2051	2.500%	16,386,514	2,405,914
CMO Series 2021-111 Class AI
06/20/2051	2.500%	14,476,582	2,096,819
CMO Series 2021-119 Class LI
07/20/2051	3.000%	16,149,614	2,779,147
CMO Series 2021-122 Class HI
11/20/2050	2.500%	13,658,676	1,798,580
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2026
7

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-142 Class IX
08/20/2051	2.500%	18,885,124	2,540,151
CMO Series 2021-146 Class IK
08/20/2051	3.500%	17,344,702	3,314,562
CMO Series 2021-158 Class VI
09/20/2051	3.000%	14,142,440	2,359,798
CMO Series 2021-159 Class IP
09/20/2051	3.000%	10,587,359	1,816,352
CMO Series 2021-27 Class IN
02/20/2051	2.500%	10,153,461	1,474,985
CMO Series 2021-67 Class GI
04/20/2051	3.000%	15,112,121	2,606,442
CMO Series 2021-8 Class BI
01/20/2051	2.500%	16,323,667	2,766,005
Government National Mortgage Association(e),(h)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	2.461%	7,859,773	853,698
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.483%	4,768,636	540,517
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	2.483%	5,787,168	700,093
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.483%	4,277,532	456,950
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.433%	2,792,529	315,514
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.433%	5,616,481	550,420
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	2.483%	5,298,144	711,810
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	2.483%	3,293,676	380,783
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	2.483%	3,731,747	436,659
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	2.483%	5,170,605	694,128
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.483%	4,352,138	473,735
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	2.383%	9,722,649	1,088,398
CMO Series 2019-119 Class GS
-1.0 x 1-month Term SOFR + 5.986% Floor 0.400%, Cap 6.100% 09/20/2049	2.383%	5,469,178	494,008
CMO Series 2019-21 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	2.333%	4,912,141	454,312
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	2.333%	5,583,403	658,211
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	2.383%	9,060,533	892,662
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	2.311%	12,874,625	1,662,825
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Quality Income Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	2.383%	11,940,934	1,308,769
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.483%	8,883,267	986,314
CMO Series 2020-125 Class AS
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	2.533%	14,670,345	1,874,712
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	2.533%	10,096,814	1,321,504
CMO Series 2020-77 Class GS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	2.333%	12,002,978	951,211
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	2.383%	8,949,557	1,027,610
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.583%	15,199,883	1,889,125
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.583%	16,310,577	2,167,761
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	120,502,793	171,801
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.583%	17,090,587	1,956,254
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-126 Class SN
-1.0 x 30-day Average SOFR + 5.970% Cap 5.970% 07/20/2052	2.345%	17,599,984	1,800,457
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 07/20/2052	2.355%	15,421,099	1,407,635
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 09/20/2052	2.425%	25,543,241	2,374,117
CMO Series 2022-190 Class CS
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 11/20/2049	2.333%	21,356,255	1,564,247
CMO Series 2022-190 Class GS
-1.0 x 1-month Term SOFR + 6.150% Cap 6.150% 07/20/2049	2.433%	25,121,148	2,871,475
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850% Cap 6.850% 07/20/2053	3.225%	19,112,135	1,685,977
CMO Series 2023-100 Class SC
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	2.333%	23,141,079	2,437,561
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	2.105%	12,337,983	797,192
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	2.333%	27,071,652	2,763,065
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	2.333%	19,705,930	2,057,013
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2026
9

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-17 Class NS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 02/20/2053	2.525%	18,584,598	1,811,740
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.333%	19,204,440	1,841,961
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.725%	11,412,508	933,105
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	2.425%	11,852,217	878,277
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.775%	24,049,417	1,330,801
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.625%	12,619,501	1,669,522
CMO Series 2024-95 Class SW
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 06/20/2054	1.775%	14,014,460	842,413
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	3.675%	17,131,068	2,420,421
CMO Series 2025-131 Class NS
-1.0 x 30-day Average SOFR + 7.150% Cap 7.150% 08/20/2055	3.525%	24,527,348	2,705,266
CMO Series 2025-150 Class MS
-1.0 x 30-day Average SOFR + 4.350% Cap 4.350% 09/20/2055	0.725%	68,984,392	1,736,034
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(e)
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050% Cap 16.050% 09/20/2053	7.029%	1,373,148	1,353,799
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.625%	5,307,885	5,250,714
Government National Mortgage Association TBA(f)
06/20/2054	4.500%	65,000,000	62,520,550
06/22/2056	2.000%	12,000,000	9,841,866
06/22/2056	3.000%	17,000,000	15,110,545
Uniform Mortgage-Backed Security TBA(f)
06/16/2041	3.000%	36,000,000	34,218,046
06/13/2054	4.500%	43,000,000	41,275,767
06/13/2054	5.500%	102,000,000	102,450,175
06/11/2056	3.500%	40,000,000	36,354,220
06/11/2056	5.000%	33,000,000	32,463,444
06/11/2056	6.000%	19,000,000	19,400,333
Total Residential Mortgage-Backed Securities - Agency (Cost $1,174,693,777)			1,110,313,522

Residential Mortgage-Backed Securities - Non-Agency 21.9%

A&D Mortgage Trust(a),(l)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	1,354,552	1,359,204
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	4,865,629	4,868,014
A&D Mortgage Trust(a),(g)
Subordinated CMO Series 2024-NQM1 Class B1
02/25/2069	8.422%	2,000,000	2,017,496
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	2,900,000	2,688,625
BINOM Mortgage Loan Trust(a),(l)
CMO Series 2026-NQM1 Class A2
02/25/2066	5.750%	3,611,624	3,592,153
Center Street Lending Resi-Investor ABS Mortgage Trust(a),(l)
CMO Series 2026-RTL1 Class A1
12/25/2030	5.375%	9,150,000	9,094,361
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	5,104,115	5,065,861
CMO Series 2023-1 Class M1
03/25/2058	8.026%	6,144,000	6,134,007
CMO Series 2023-4 Class M1
09/25/2058	8.372%	5,480,320	5,499,582
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Quality Income Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(l)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	1,820,923	1,815,411
CMO Series 2023-4 Class A1
09/25/2058	7.573%	1,410,664	1,412,822
CIM Trust(a),(d),(k),(l)
CMO Series 2026-NR1 Class A1
07/25/2065	5.000%	10,400,000	10,092,388
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2009-11 Class 1A2
02/25/2037	6.244%	130,097	129,068
CMO Series 2014-A Class B2
01/25/2035	5.486%	209,089	208,403
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	1,787,090	1,746,578
CSMC(a),(g)
CMO Series 2022-ATH1 Class A2
01/25/2067	3.405%	2,328,682	2,187,743
CSMC Trust(a),(g)
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	4,160,204	3,600,707
EASY(a),(l)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	4,350,000	4,386,818
Easy Street Mortgage Loan Trust(a),(l)
CMO Series 2025-RTL2 Class A1
10/25/2040	5.606%	8,300,000	8,285,976
FIGRE Trust(a),(g)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	2,539,870	2,512,852
Subordinated CMO Series 2023-HE3 Class C
01/25/2042	7.310%	1,608,190	1,649,867
Freddie Mac STACR REMIC Trust(a),(e)
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	8.362%	4,000,000	4,443,239
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.112%	7,000,000	8,519,770
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(e)
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	8.362%	4,500,000	4,610,979
GCAT Trust(a),(g)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	939,786	909,372
CMO Series 2023-NQM4 Class A1
05/25/2067	4.250%	5,079,933	4,833,067
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homes Trust(a),(l)
CMO Series 2026-INV1 Class A1D
08/25/2060	5.077%	5,963,784	5,905,067
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	5,929,818	5,912,763
Imperial Fund Mortgage Trust(a),(g)
CMO Series 2021-NQM4 Class A3
01/25/2057	2.450%	5,830,754	5,226,281
Legacy Mortgage Asset Trust(a),(l)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	3,177,474	3,186,741
Mello Mortgage Capital Acceptance(a),(l)
CMO Series 2024-SD1 Class M1
04/25/2054	4.000%	2,789,000	2,674,229
MFA Trust(a),(g)
CMO Series 2025-NQM4 Class A1
08/25/2070	5.229%	5,312,848	5,315,907
MFA Trust(a),(l)
CMO Series 2026-INVR1 Class A2
12/25/2059	5.795%	3,571,085	3,560,624
Morgan Stanley Residential Mortgage Loan Trust(a),(l)
CMO Series 2026-NQM4 Class A2
03/25/2071	5.400%	2,893,918	2,883,119
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	1.990%	5,249,044	204,091
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	4,420,000	3,603,979
Subordinated CMO Series 2019-RPL3 Class B3
07/25/2059	3.968%	12,000,000	10,044,583
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	1,363,727	1,351,926
OBX Trust(a),(g)
CMO Series 2022-NQM3 Class A2
01/25/2062	3.833%	5,264,000	4,369,844
Point Securitization Trust(a),(l)
CMO Series 2026-1 Class A1
02/25/2056	5.250%	9,295,030	9,109,689
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2022-NQM1 Class M1
08/25/2067	5.344%	6,000,000	5,988,966
Preston Ridge Partners Mortgage Trust(a),(l)
CMO Series 2023-RCF2 Class A3
11/25/2053	4.000%	5,000,000	4,918,823
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2026
11

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRKCM Trust(a),(g)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	3,338,855	3,156,406
PRPM LLC(a),(l)
CMO Series 2024-RCF1 Class A2
01/25/2054	4.000%	3,600,000	3,539,279
CMO Series 2024-RCF1 Class A3
01/25/2054	4.000%	4,200,000	4,122,086
CMO Series 2025-2 Class A2
05/25/2030	9.560%	3,000,000	2,990,881
CMO Series 2025-RCF3 Class A2
07/25/2055	5.250%	2,750,000	2,749,048
CMO Series 2025-RCF3 Class A3
07/25/2055	5.250%	2,000,000	1,987,248
CMO Series 2025-RCF4 Class M1A
08/25/2055	4.500%	2,200,000	2,103,162
PRPM Trust(a),(g)
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	2,645,286	2,630,820
RCO IX Mortgage LLC(a),(l)
CMO Series 2025-4 Class A1
10/25/2030	5.310%	6,589,738	6,572,255
RCO Trust(a),(l)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	4,411,946	4,352,066
RUN Trust(a),(g)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.017%	5,000,000	4,031,332
SAIF Securitization Trust(a),(l)
CMO Series 2025-CES1 Class A3
06/25/2065	5.991%	2,250,000	2,257,229
Saluda Grade Alternative Mortgage Trust(a),(e),(f)
CMO Series 2026-LOC6 Class B1
30-day Average SOFR + 3.900% 06/25/2056	7.484%	6,000,000	6,000,000
CMO Series 2026-LOC6 Class B2
30-day Average SOFR + 4.900% 06/25/2056	8.484%	3,000,000	3,000,000
Saluda Grade Alternative Mortgage Trust(a),(g)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	2,468,533	4,396,998
SG Residential Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,327,640	3,286,090
Splitero Trust(a)
CMO Series 2025-1 Class A1
12/25/2055	5.750%	4,300,000	4,232,324
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Trust(a),(g)
CMO Series 2024-RRTL1 Class M1
02/25/2039	9.162%	4,000,000	4,025,817
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	3,030,537	3,025,975
Vendee Mortgage Trust(g),(h)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	110,607	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	125,932	0
Verus Securitization Trust(a),(g)
CMO Series 2022-3 Class A3
02/25/2067	4.120%	9,974,288	9,444,944
Visio Trust(a)
CMO Series 2021-1R Class A3
05/25/2056	1.688%	1,017,513	958,665
Vista Point Securitization Trust(a),(l)
CMO Series 2024-CES3 Class A3
01/25/2055	6.194%	5,000,000	5,042,866
CMO Series 2025-CES2 Class A2
08/25/2055	5.768%	3,050,000	3,051,552
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $254,293,938)			262,878,038

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $11,000,185)	1,166,204

Put Option Contracts Purchased 0.3%

(Cost $2,812,125)	4,114,492

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(m),(n)	28,353,497	28,342,156
Total Money Market Funds (Cost $28,342,156)		28,342,156
Total Investments in Securities (Cost: $1,662,990,685)		1,572,962,798
Other Assets & Liabilities, Net		(373,509,483)
Net Assets		1,199,453,315
At May 31, 2026, securities and/or cash totaling $14,988,518 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Quality Income Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	148	09/2026	USD	15,867,219	16,754	—
U.S. Treasury Ultra Bond	91	09/2026	USD	10,410,969	180,849	—
Total					197,603	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(676)	06/2026	USD	(162,865,300)	161,529	—
U.S. Long Bond	(383)	09/2026	USD	(42,979,781)	—	(718,872)
U.S. Treasury 10-Year Note	(1,659)	09/2026	USD	(182,204,859)	—	(1,650,135)
U.S. Treasury 2-Year Note	(440)	09/2026	USD	(90,887,500)	—	(172,198)
Total					161,529	(2,541,205)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	129,000,000	129,000,000	3.50	07/09/2026	2,257,500	21,246
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	100,000,000	100,000,000	3.50	12/01/2026	1,735,000	314,860
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	100,000,000	100,000,000	3.50	06/05/2026	1,839,000	20
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	74,126,000	74,126,000	3.50	06/11/2026	1,223,079	460
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	30,503,000	30,503,000	3.50	10/29/2026	825,106	56,568
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	130,000,000	130,000,000	3.40	09/08/2026	1,280,500	193,310
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	200,000,000	200,000,000	3.50	10/08/2026	1,840,000	579,740
Total							11,000,185	1,166,204

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	75,000,000	75,000,000	3.75	08/04/2026	418,125	724,267
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	150,000,000	150,000,000	3.40	08/05/2026	2,394,000	3,390,225
Total							2,812,125	4,114,492

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(240,000,000)	(240,000,000)	3.90	08/06/2026	(1,056,000)	(1,437,936)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2026
13

Portfolio of Investments (continued)
May 31, 2026
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	574,212	(2,084)	635,976	—	—	(63,848)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	86.916	USD	4,895,241	(1,406,020)	2,040	—	(938,075)	—	(465,905)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	86.916	USD	4,895,241	(1,406,020)	2,040	—	(531,796)	—	(872,184)
CMBX North America Index, Series 16 BBB-	Goldman Sachs International	04/17/2065	3.000	Monthly	7.994	USD	5,000,000	(918,105)	2,083	—	(628,279)	—	(287,743)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.32	USD	18,000,000	(2,537,869)	7,500	—	(2,635,791)	105,422	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.32	USD	3,000,000	(422,978)	1,250	—	(283,839)	—	(137,889)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	86.916	USD	9,790,482	(2,812,040)	4,080	—	(1,383,761)	—	(1,424,199)
CMBX North America Index, Series 18 BBB-	Morgan Stanley	12/17/2057	3.000	Monthly	6.103	USD	10,000,000	(798,977)	4,167	—	(895,317)	100,507	—
CMBX North America Index, Series 18 BBB-	Morgan Stanley	12/17/2057	3.000	Monthly	6.103	USD	13,000,000	(1,038,670)	5,416	—	(1,082,880)	49,626	—
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	22.878	USD	1,621,273	(184,085)	675	—	(74,372)	—	(109,038)
Total								(11,524,764)	29,251	—	(8,454,110)	255,555	(3,296,958)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $423,775,197, which represents 35.33% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of May 31, 2026 and is not reflective of the cash flow payments.  The security is represented in shares.

The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Quality Income Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Notes to Portfolio of Investments (continued)
(d)	Valuation based on significant unobservable inputs.
(e)	Variable rate security. The interest rate shown was the current rate as of May 31, 2026.
(f)	Represents a security purchased on a when-issued basis.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2026.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(k)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $20,189,584, which represents 1.68% of total net assets.

(l)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2026.

(m)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(n)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	36,516,188	563,810,138	(571,985,111)	941	28,342,156	(3,604)	2,089,822	28,353,497
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2026
15

Portfolio of Investments (continued)
May 31, 2026
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	113,264,614	7,600,000	120,864,614
Commercial Mortgage-Backed Securities - Agency	—	5,251,227	—	5,251,227
Commercial Mortgage-Backed Securities - Non-Agency	—	40,032,545	—	40,032,545
Residential Mortgage-Backed Securities - Agency	—	1,100,216,326	10,097,196	1,110,313,522
Residential Mortgage-Backed Securities - Non-Agency	—	252,785,650	10,092,388	262,878,038
Call Option Contracts Purchased	—	1,166,204	—	1,166,204
Put Option Contracts Purchased	—	4,114,492	—	4,114,492
Money Market Funds	28,342,156	—	—	28,342,156
Total Investments in Securities	28,342,156	1,516,831,058	27,789,584	1,572,962,798
Investments in Derivatives
Asset
Futures Contracts	359,132	—	—	359,132
Swap Contracts	—	255,555	—	255,555
Liability
Futures Contracts	(2,541,205)	—	—	(2,541,205)
Put Option Contracts Written	—	(1,437,936)	—	(1,437,936)
Swap Contracts	—	(3,360,806)	—	(3,360,806)
Total	26,160,083	1,512,287,871	27,789,584	1,566,237,538
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Quality Income Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Fair value measurements   (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2025 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 05/31/2026 ($)
Asset-Backed Securities — Non-Agency	17,308,435	(652,981)	(907,078)	118,349	-	(5,266,875)	-	(2,999,850)	7,600,000
Residential Mortgage-Backed Securities — Agency	15,699,645	(3)	-	87,824	10,009,375	-	-	(15,699,645)	10,097,196
Residential Mortgage-Backed Securities — Non-Agency	-	-	-	-	10,092,388	-	-	-	10,092,388
Total	33,008,080	(652,984)	(907,078)	206,173	20,101,763	(5,266,875)	-	(18,699,495)	27,789,584
(a) Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2026 was $87,824, which is comprised of Residential Mortgage-Backed Securities — Agency.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable, and observable market data to value these assets as of period end.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at May 31, 2026:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	7,600,000
Residential Mortgage-Backed Securities - Agency	Single Market Quotes from Broker	10,097,196
Residential Mortgage-Backed Securities - Non-Agency	Single Market Quotes from Broker	10,092,388
Total		27,789,584
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2026
17

Statement of Assets and Liabilities
May 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,620,836,219)	$1,539,339,946
Affiliated issuers (cost $28,342,156)	28,342,156
Option contracts purchased (cost $13,812,310)	5,280,696
Cash	96,010
Cash collateral held at broker for:
Swap contracts	5,926,000
TBA	293,000
Other(a)	1,113,000
Unrealized appreciation on swap contracts	255,555
Upfront payments on swap contracts	635,976
Receivable for:
Investments sold on a delayed delivery basis	12,799,696
Capital shares sold	4,524,084
Dividends	190,981
Interest	4,904,766
Variation margin for futures contracts	41,688
Expense reimbursement due from Investment Manager	2,179
Prepaid expenses	2,344
Total assets	1,603,748,077
Liabilities
Option contracts written, at value (premiums received $1,056,000)	1,437,936
Unrealized depreciation on swap contracts	3,360,806
Upfront receipts on swap contracts	8,454,110
Payable for:
Investments purchased on a delayed delivery basis	386,220,082
Capital shares redeemed	500,696
Distributions to shareholders	3,803,803
Variation margin for futures contracts	86,881
Management services fees	16,327
Distribution and/or service fees	1,239
Transfer agent fees	69,397
Compensation of board members	2,328
Other expenses	61,065
Deferred compensation of board members	280,092
Total liabilities	404,294,762
Net assets applicable to outstanding capital stock	$1,199,453,315
Represented by
Paid in capital	1,600,867,473
Total distributable earnings (loss)	(401,414,158)
Total - representing net assets applicable to outstanding capital stock	$1,199,453,315
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Quality Income Fund  | 2026

Statement of Assets and Liabilities (continued)
May 31, 2026
Class A
Net assets	$168,298,520
Shares outstanding	9,315,343
Net asset value per share	$18.07
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$18.63
Class C
Net assets	$3,238,178
Shares outstanding	178,928
Net asset value per share	$18.10
Institutional Class
Net assets	$438,880,639
Shares outstanding	24,309,560
Net asset value per share	$18.05
Institutional 2 Class
Net assets	$13,069,811
Shares outstanding	723,993
Net asset value per share	$18.05
Institutional 3 Class
Net assets	$575,966,167
Shares outstanding	32,029,276
Net asset value per share	$17.98

(a)	Includes collateral related to option contracts purchased and swap contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2026
19

Statement of Operations
Year Ended May 31, 2026

Net investment income
Income:
Dividends — affiliated issuers	$2,089,822
Interest	54,769,264
Interfund lending	1,062
Total income	56,860,148
Expenses:
Management services fees	5,979,874
Distribution and/or service fees
Class A	439,263
Class C	34,103
Transfer agent fees
Class A	244,890
Class C	4,751
Institutional Class	554,638
Institutional 2 Class	7,141
Institutional 3 Class	23,718
Custodian fees	35,504
Printing and postage fees	41,899
Registration fees	134,253
Accounting services fees	54,733
Legal fees	36,977
Interest on collateral	403,020
Compensation of chief compliance officer	192
Compensation of board members	22,967
Deferred compensation of board members	78,727
Other	27,070
Total expenses	8,123,720
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(770,833)
Expense reduction	(2,667)
Total net expenses	7,350,220
Net investment income	49,509,928
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	413,059
Investments — affiliated issuers	(3,604)
Foreign currency translations	(50)
Futures contracts	(493,011)
Option contracts purchased	(16,849,761)
Option contracts written	7,383,443
Swap contracts	906,694
Net realized loss	(8,643,230)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	32,949,781
Investments — affiliated issuers	941
Futures contracts	474,803
Option contracts purchased	(5,471,898)
Option contracts written	(1,954,019)
Swap contracts	(2,035,462)
Net change in unrealized appreciation (depreciation)	23,964,146
Net realized and unrealized gain	15,320,916
Net increase in net assets resulting from operations	$64,830,844
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Quality Income Fund  | 2026

Statement of Changes in Net Assets

	Year Ended May 31, 2026	Year Ended May 31, 2025
Operations
Net investment income	$49,509,928	$56,610,893
Net realized gain (loss)	(8,643,230)	18,640,979
Net change in unrealized appreciation (depreciation)	23,964,146	44,510,296
Net increase in net assets resulting from operations	64,830,844	119,762,168
Distributions to shareholders
Net investment income and net realized gains
Class A	(7,254,798)	(7,332,930)
Advisor Class	—	(386,929)
Class C	(114,966)	(103,289)
Institutional Class	(17,378,539)	(15,474,042)
Institutional 2 Class	(579,754)	(574,534)
Institutional 3 Class	(28,046,127)	(30,436,040)
Total distributions to shareholders	(53,374,184)	(54,307,764)
Decrease in net assets from capital stock activity	(86,071,964)	(145,257,071)
Total decrease in net assets	(74,615,304)	(79,802,667)
Net assets at beginning of year	1,274,068,619	1,353,871,286
Net assets at end of year	$1,199,453,315	$1,274,068,619
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2026
21

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2026		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	569,486	10,418,943	723,270	12,939,415
Distributions reinvested	340,664	6,237,200	333,672	5,975,233
Shares redeemed	(1,558,702)	(28,507,355)	(3,216,494)	(57,130,752)
Net decrease	(648,552)	(11,851,212)	(2,159,552)	(38,216,104)
Advisor Class
Shares sold	—	—	36,602	655,403
Distributions reinvested	—	—	18,955	339,629
Shares redeemed	—	—	(1,347,226)	(23,741,339)
Net decrease	—	—	(1,291,669)	(22,746,307)
Class C
Shares sold	23,717	435,503	64,478	1,156,301
Distributions reinvested	6,219	114,057	5,423	97,271
Shares redeemed	(52,006)	(947,374)	(77,133)	(1,381,637)
Net decrease	(22,070)	(397,814)	(7,232)	(128,065)
Institutional Class
Shares sold	9,341,139	169,542,665	4,798,538	85,772,110
Distributions reinvested	909,358	16,631,238	825,619	14,773,231
Shares redeemed	(8,212,028)	(150,215,617)	(5,608,908)	(100,607,875)
Net increase (decrease)	2,038,469	35,958,286	15,249	(62,534)
Institutional 2 Class
Shares sold	205,753	3,771,237	435,277	7,865,242
Distributions reinvested	31,682	579,584	32,030	573,642
Shares redeemed	(219,251)	(4,026,423)	(729,989)	(12,858,775)
Net increase (decrease)	18,184	324,398	(262,682)	(4,419,891)
Institutional 3 Class
Shares sold	6,959,627	126,078,064	6,729,582	120,073,325
Distributions reinvested	1,503,107	27,384,968	1,661,793	29,613,307
Shares redeemed	(14,539,871)	(263,568,654)	(12,836,301)	(229,370,802)
Net decrease	(6,077,137)	(110,105,622)	(4,444,926)	(79,684,170)
Total net decrease	(4,691,106)	(86,071,964)	(8,150,812)	(145,257,071)
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Quality Income Fund  | 2026

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Columbia Quality Income Fund  | 2026
23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 5/31/2026	$17.93	0.69	0.20	0.89	(0.75)	(0.75)
Year Ended 5/31/2025	$17.10	0.69	0.80	1.49	(0.66)	(0.66)
Year Ended 5/31/2024	$17.89	0.67	(0.77)	(0.10)	(0.69)	(0.69)
Year Ended 5/31/2023	$20.05	0.58	(2.14)	(1.56)	(0.60)	(0.60)
Year Ended 5/31/2022	$22.86	0.46	(2.89)	(2.43)	(0.38)	(0.38)
Class C
Year Ended 5/31/2026	$17.96	0.56	0.20	0.76	(0.62)	(0.62)
Year Ended 5/31/2025	$17.13	0.57	0.79	1.36	(0.53)	(0.53)
Year Ended 5/31/2024	$17.92	0.54	(0.77)	(0.23)	(0.56)	(0.56)
Year Ended 5/31/2023	$20.08	0.44	(2.13)	(1.69)	(0.47)	(0.47)
Year Ended 5/31/2022	$22.90	0.29	(2.89)	(2.60)	(0.22)	(0.22)
Institutional Class
Year Ended 5/31/2026	$17.92	0.74	0.19	0.93	(0.80)	(0.80)
Year Ended 5/31/2025	$17.09	0.74	0.80	1.54	(0.71)	(0.71)
Year Ended 5/31/2024	$17.88	0.72	(0.78)	(0.06)	(0.73)	(0.73)
Year Ended 5/31/2023	$20.04	0.63	(2.14)	(1.51)	(0.65)	(0.65)
Year Ended 5/31/2022	$22.84	0.51	(2.87)	(2.36)	(0.44)	(0.44)
Institutional 2 Class
Year Ended 5/31/2026	$17.92	0.75	0.19	0.94	(0.81)	(0.81)
Year Ended 5/31/2025	$17.09	0.75	0.80	1.55	(0.72)	(0.72)
Year Ended 5/31/2024	$17.88	0.73	(0.77)	(0.04)	(0.75)	(0.75)
Year Ended 5/31/2023	$20.04	0.64	(2.13)	(1.49)	(0.67)	(0.67)
Year Ended 5/31/2022	$22.84	0.53	(2.88)	(2.35)	(0.45)	(0.45)
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Quality Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2026	$18.07	5.00%	0.95% (c)	0.89% (c),(d)	3.81%	354%	$168,299
Year Ended 5/31/2025	$17.93	8.81%	0.95% (c)	0.89% (c),(d)	3.89%	330%	$178,656
Year Ended 5/31/2024	$17.10	(0.52% )	0.95% (c)	0.90% (c),(d)	3.90%	375%	$207,275
Year Ended 5/31/2023	$17.89	(7.78% )	0.95% (c)	0.93% (c),(d)	3.14%	341%	$252,442
Year Ended 5/31/2022	$20.05	(10.74% )	0.89% (c)	0.89% (c),(d)	2.06%	207%	$323,845
Class C
Year Ended 5/31/2026	$18.10	4.22%	1.70% (c)	1.64% (c),(d)	3.05%	354%	$3,238
Year Ended 5/31/2025	$17.96	7.99%	1.70% (c)	1.64% (c),(d)	3.17%	330%	$3,610
Year Ended 5/31/2024	$17.13	(1.26% )	1.70% (c)	1.65% (c),(d)	3.13%	375%	$3,566
Year Ended 5/31/2023	$17.92	(8.45% )	1.69% (c)	1.68% (c),(d)	2.36%	341%	$6,737
Year Ended 5/31/2022	$20.08	(11.44% )	1.64% (c)	1.64% (c),(d)	1.31%	207%	$12,902
Institutional Class
Year Ended 5/31/2026	$18.05	5.20%	0.70% (c)	0.64% (c),(d)	4.07%	354%	$438,881
Year Ended 5/31/2025	$17.92	9.08%	0.70% (c)	0.64% (c),(d)	4.16%	330%	$399,048
Year Ended 5/31/2024	$17.09	(0.27% )	0.70% (c)	0.64% (c),(d)	4.17%	375%	$380,248
Year Ended 5/31/2023	$17.88	(7.56% )	0.70% (c)	0.68% (c),(d)	3.40%	341%	$291,134
Year Ended 5/31/2022	$20.04	(10.49% )	0.64% (c)	0.64% (c),(d)	2.30%	207%	$332,225
Institutional 2 Class
Year Ended 5/31/2026	$18.05	5.30%	0.62% (c)	0.55% (c)	4.14%	354%	$13,070
Year Ended 5/31/2025	$17.92	9.18%	0.62% (c)	0.55% (c)	4.22%	330%	$12,645
Year Ended 5/31/2024	$17.09	(0.18% )	0.60% (c)	0.55% (c)	4.25%	375%	$16,547
Year Ended 5/31/2023	$17.88	(7.47% )	0.60% (c)	0.59% (c)	3.49%	341%	$18,400
Year Ended 5/31/2022	$20.04	(10.41% )	0.56% (c)	0.56% (c)	2.37%	207%	$24,711
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Quality Income Fund  | 2026
25

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Year Ended 5/31/2026	$17.85	0.76	0.19	0.95	(0.82)	(0.82)
Year Ended 5/31/2025	$17.02	0.76	0.80	1.56	(0.73)	(0.73)
Year Ended 5/31/2024	$17.81	0.74	(0.77)	(0.03)	(0.76)	(0.76)
Year Ended 5/31/2023	$19.96	0.65	(2.13)	(1.48)	(0.67)	(0.67)
Year Ended 5/31/2022	$22.75	0.54	(2.87)	(2.33)	(0.46)	(0.46)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	5/31/2026	5/31/2025	5/31/2024	5/31/2023	5/31/2022
Class A	0.03%	0.04%	0.02%	0.02%	less than 0.01%
Class C	0.03%	0.04%	0.02%	0.02%	less than 0.01%
Institutional Class	0.03%	0.04%	0.02%	0.02%	less than 0.01%
Institutional 2 Class	0.03%	0.04%	0.02%	0.02%	less than 0.01%
Institutional 3 Class	0.03%	0.04%	0.02%	0.02%	less than 0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Columbia Quality Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 5/31/2026	$17.98	5.35%	0.57% (c)	0.50% (c)	4.20%	354%	$575,966
Year Ended 5/31/2025	$17.85	9.25%	0.56% (c)	0.50% (c)	4.29%	330%	$680,110
Year Ended 5/31/2024	$17.02	(0.15% )	0.55% (c)	0.50% (c)	4.31%	375%	$724,162
Year Ended 5/31/2023	$17.81	(7.42% )	0.54% (c)	0.54% (c)	3.54%	341%	$813,449
Year Ended 5/31/2022	$19.96	(10.38% )	0.51% (c)	0.51% (c)	2.45%	207%	$987,973
The accompanying Notes to Financial Statements are an integral part of this statement.
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27

Notes to Financial Statements
May 31, 2026
Note 1. Organization
Columbia Quality Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may
28
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Notes to Financial Statements (continued)
May 31, 2026
also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in
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29

Notes to Financial Statements (continued)
May 31, 2026
value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
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Notes to Financial Statements (continued)
May 31, 2026
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the
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Notes to Financial Statements (continued)
May 31, 2026
Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the option is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has
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Notes to Financial Statements (continued)
May 31, 2026
exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
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Notes to Financial Statements (continued)
May 31, 2026
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at May 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	255,555 *
Credit risk	Upfront payments on swap contracts	635,976
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	359,132 *
Interest rate risk	Investments, at value — Option contracts purchased	5,280,696
Total		6,531,359

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	3,360,806 *
Credit risk	Upfront receipts on swap contracts	8,454,110
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,541,205 *
Interest rate risk	Option contracts written, at value	1,437,936
Total		15,794,057

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended May 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	906,694	906,694
Interest rate risk	(493,011)	(16,849,761)	7,383,443	—	(9,959,329)
Total	(493,011)	(16,849,761)	7,383,443	906,694	(9,052,635)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(2,035,462)	(2,035,462)
Interest rate risk	474,803	(5,471,898)	(1,954,019)	—	(6,951,114)
Total	474,803	(5,471,898)	(1,954,019)	(2,035,462)	(8,986,576)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended May 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	305,701,353
Futures contracts — short	527,783,640
Credit default swap contracts — buy protection	5,000,000
Credit default swap contracts — sell protection	52,166,434

34
Columbia Quality Income Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Derivative instrument	Average value ($)
Option contracts purchased	12,935,892
Option contracts written	(362,601)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly
Columbia Quality Income Fund  | 2026
35

Notes to Financial Statements (continued)
May 31, 2026
basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of May 31, 2026:
	Citi (a)	Citi (a)	Goldman Sachs International	Morgan Stanley	Total
Assets
Call option contracts purchased	$1,109,156	-	-	57,048	1,166,204
Put option contracts purchased	$-	-	-	4,114,492	4,114,492
OTC credit default swap contracts (b)	$-	635,976	105,422	150,133	891,531
Total assets	1,109,156	635,976	105,422	4,321,673	6,172,227
Liabilities
Put option contracts written	$1,437,936	-	-	-	1,437,936
OTC credit default swap contracts (b)	$-	2,871,808	3,973,541	4,969,567	11,814,916
Total liabilities	1,437,936	2,871,808	3,973,541	4,969,567	13,252,852
Total financial and derivative net assets	(328,780)	(2,235,832)	(3,868,119)	(647,894)	(7,080,625)
Total collateral received (pledged) (c)	(328,780)	(2,106,000)	(3,820,000)	(647,894)	(6,902,674)
Net amount (d)	$-	(129,832)	(48,119)	-	(177,951)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
36
Columbia Quality Income Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2026 was 0.49% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Columbia Quality Income Fund  | 2026
37

Notes to Financial Statements (continued)
May 31, 2026
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended May 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.06
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $2,667.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
38
Columbia Quality Income Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $367,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended May 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00 (a)	23,102
Class C	—	1.00 (b)	792

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	0.86	0.86
Class C	1.61	1.61
Institutional Class	0.61	0.61
Institutional 2 Class	0.53	0.51
Institutional 3 Class	0.48	0.47
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Quality Income Fund  | 2026
39

Notes to Financial Statements (continued)
May 31, 2026
At May 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, investments in partnerships and/or grantor trusts, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, distributions, foreign currency transactions and miscellaneous adjustments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(266,773)	(116,108)	382,881
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2026			Year Ended May 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
53,374,184	—	53,374,184	54,307,764	—	54,307,764
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
4,268,583	—	(292,047,162)	(109,551,683)
At May 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,667,971,087	21,611,489	(131,163,172)	(109,551,683)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(157,235,387)	(134,811,775)	(292,047,162)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
40
Columbia Quality Income Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,413,065,050 and $5,569,979,321, respectively, for the year ended May 31, 2026, of which $5,167,289,868 and $5,373,220,473, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,866,667	4.53	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate
Columbia Quality Income Fund  | 2026
41

Notes to Financial Statements (continued)
May 31, 2026
borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At May 31, 2026, affiliated shareholders of record owned 74.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
42
Columbia Quality Income Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Quality Income Fund  | 2026
43

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Quality Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Quality Income Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
44
Columbia Quality Income Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Section 163(j) Interest Dividends
100.00%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Columbia Quality Income Fund  | 2026
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Columbia Quality Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN236_(07/26)

Columbia Seligman Technology and Information Fund
Annual Financial Statements and Additional Information
May 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Seligman Technology and Information Fund | 2026

Portfolio of Investments
May 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 93.9%
Issuer	Shares	Value ($)
Communication Services 8.9%
Interactive Media & Services 8.9%
Alphabet, Inc., Class A	2,830,929	1,076,715,536
Alphabet, Inc., Class C	1,423,460	535,833,048
Match Group, Inc.	9,648,526	348,601,244
Pinterest, Inc., Class A(a),(b)	24,945,701	500,161,305
TripAdvisor, Inc.(b)	3,589,192	40,127,167
Total		2,501,438,300
Total Communication Services		2,501,438,300
Consumer Discretionary 1.5%
Broadline Retail 0.7%
Amazon.com, Inc.(b)	401,150	108,567,236
eBay, Inc.	932,336	101,876,355
Total		210,443,591
Hotels, Resorts & Cruise Lines 0.8%
Airbnb, Inc., Class A(b)	1,672,336	222,939,112
Total Consumer Discretionary		433,382,703
Financials 3.8%
Transaction & Payment Processing Services 3.8%
Block, Inc., Class A(b)	2,433,951	184,298,770
Global Payments, Inc.	4,646,948	350,891,043
Visa, Inc., Class A	1,606,735	524,374,035
Total		1,059,563,848
Total Financials		1,059,563,848
Health Care 0.2%
Biotechnology 0.1%
Apnimed, Inc.(b),(c),(d),(e)	1,127,586	10,892,481
Apnimed, Inc., Tranche 1(b),(c),(d),(e)	675,613	6,526,422
Apnimed, Inc., Tranche 2(b),(c),(d),(e)	360,327	3,480,759
Apnimed, Inc., Tranche 3(b),(c),(d),(e)	450,409	4,350,951
Apnimed, Inc., Tranche 4(b),(c),(d),(e)	518,016	5,004,034
Total		30,254,647
Pharmaceuticals 0.1%
Apnimed, Series D-1(b),(c),(d),(e)	2,070,393	19,999,996
Total Health Care		50,254,643
Industrials 12.0%
Common Stocks (continued)
Issuer	Shares	Value ($)
Heavy Electrical Equipment 10.5%
Bloom Energy Corp., Class A(a),(b),(f)	10,123,905	2,885,312,925
Forgent Power Solutions, Inc.(b)	965,429	52,770,349
X-Energy, Inc.(b)	461,740	12,425,424
Total		2,950,508,698
Passenger Ground Transportation 1.5%
Lyft, Inc., Class A(a),(b)	30,438,995	429,494,219
Total Industrials		3,380,002,917
Information Technology 67.0%
Application Software 5.3%
Atlassian Corp., Class A(b)	1,547,899	166,569,411
BILL Holdings, Inc.(b)	3,243,949	120,090,992
Cognichip, Inc.(b),(d),(e)	764,928	15,882,965
DocuSign, Inc.(b)	3,185,937	167,325,411
Five9, Inc.(b)	2,653,690	64,617,352
Intuit, Inc.	342,710	113,618,646
RingCentral, Inc., Class A(a)	2,886,407	125,010,287
Salesforce, Inc.	1,073,669	205,178,146
Synopsys, Inc.(b)	351,992	167,414,435
Trimble, Inc.(b)	5,612,656	316,609,925
Unity Software, Inc.(b)	1,190,170	36,264,480
Total		1,498,582,050
Communications Equipment 3.3%
Arista Networks, Inc.(b)	3,393,468	541,156,342
Cisco Systems, Inc.	2,008,515	241,865,376
F5, Inc.(b)	391,890	150,270,221
Total		933,291,939
Electronic Components 1.0%
Amphenol Corp., Class A	1,093,120	162,612,531
Coherent Corp.(b)	304,250	109,977,248
Total		272,589,779
Electronic Equipment & Instruments 0.9%
Advanced Energy Industries, Inc.	732,108	221,228,395
Rigaku Holdings Corp.	1,989,700	35,054,651
Total		256,283,046
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2026
3

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Services & Infrastructure 3.2%
GoDaddy, Inc., Class A(a),(b)	6,904,873	592,645,250
Wix.com Ltd.(a),(b)	5,339,307	299,321,550
Total		891,966,800
IT Consulting & Other Services 0.4%
Eliyan Corp.(b),(d),(e)	1,060,471	31,417,514
EPAM Systems, Inc.(b)	471,300	48,289,398
Exaforce, Inc.(b),(d),(e)	623,914	10,183,524
Lumilens VC Investment(b),(d),(e)	525,486	10,429,846
Total		100,320,282
Semiconductor Materials & Equipment 13.0%
Applied Materials, Inc.(f)	2,415,311	1,087,034,869
Lam Research Corp.(f)	6,651,108	2,116,249,543
Teradyne, Inc.	1,221,872	457,358,908
Total		3,660,643,320
Semiconductors 23.3%
Broadcom, Inc.	2,939,428	1,313,248,248
Marvell Technology, Inc.(f)	8,510,148	1,744,580,340
NVIDIA Corp.	5,932,528	1,252,593,962
NXP Semiconductors NV	1,521,790	489,027,216
ON Semiconductor Corp.(b)	2,316,760	279,447,591
QUALCOMM, Inc.	712,348	178,813,595
Semtech Corp.(b),(f)	1,697,946	259,004,683
Synaptics, Inc.(a),(b)	4,575,900	628,179,552
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,034,160	432,744,252
Total		6,577,639,439
Systems Software 8.4%
Adeia, Inc.(a)	8,335,999	222,737,893
CommVault Systems, Inc.(b)	781,390	92,790,063
Gen Digital, Inc.	15,991,663	412,424,989
Microsoft Corp.	1,569,650	706,719,216
Oracle Corp.	900,295	203,268,605
Palo Alto Networks, Inc.(b)	1,044,305	294,170,275
ServiceNow, Inc.(b)	1,550,350	192,817,029
StackGen, Inc.(b),(d),(e)	4,000,000	4,000,000
Tenable Holdings, Inc.(a),(b)	8,878,977	250,653,521
Total		2,379,581,591
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Distributors 0.0%
Upscale AI, Inc.(b),(d),(e)	1,214,936	9,957,616
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	2,621,530	818,074,652
Hewlett Packard Enterprise Co.	4,804,305	206,777,287
NetApp, Inc.(f)	2,009,422	350,222,160
SambaNova Systems(b),(d),(e)	322,644	11,796,833
Western Digital Corp.(f)	1,717,950	912,592,220
Total		2,299,463,152
Total Information Technology		18,880,319,014
Real Estate 0.1%
Telecom Tower REITs 0.1%
SBA Communications Corp.	113,960	23,152,113
Total Real Estate		23,152,113
Utilities 0.4%
Electric Utilities 0.4%
American Electric Power Co., Inc.	991,590	125,604,705
Total Utilities		125,604,705
Total Common Stocks (Cost: $10,832,763,905)		26,453,718,243

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount	Value ($)
Pharmaceuticals 0.0%
Apnimed, Inc.(d),(e)
09/17/2027	8.000%	5,850,000	6,377,670
Total Convertible Bonds (Cost: $5,850,000)			6,377,670

Warrants 0.0%
Issuer	Shares	Value ($)
Information Technology 0.0%
IT Consulting & Other Services 0.0%
Eliyan Corp.(b),(d),(e)	117,829	2,199,867
Total Information Technology		2,199,867
Total Warrants (Cost: $0)		2,199,867

The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Seligman Technology and Information Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Money Market Funds 6.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(a),(g)	1,788,170,349	1,787,455,081
Total Money Market Funds (Cost: $1,787,445,948)		1,787,455,081
Total Investments in Securities (Cost $12,626,059,853)		28,249,750,861
Other Assets & Liabilities, Net		(73,336,723)
Net Assets		$28,176,414,138
At May 31, 2026, securities and/or cash totaling $1,641,681,754 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Applied Materials, Inc.	Morgan Stanley	USD	(183,534,468)	(4,078)	490.00	06/18/2026	(4,318,525)	(4,261,510)
Bloom Energy Corp.	Morgan Stanley	USD	(395,922,000)	(13,892)	260.00	06/18/2026	(22,184,791)	(64,215,770)
Lam Research Corp.	Morgan Stanley	USD	(271,884,810)	(8,545)	370.00	06/18/2026	(4,285,713)	(3,695,712)
Marvell Technology, Inc.	Morgan Stanley	USD	(343,723,500)	(16,767)	180.00	06/18/2026	(5,428,154)	(52,229,205)
NetApp, Inc.	Morgan Stanley	USD	(51,886,133)	(2,977)	145.00	06/18/2026	(1,782,350)	(8,856,575)
Semtech Corp.	Morgan Stanley	USD	(64,265,102)	(4,213)	200.00	06/18/2026	(4,200,242)	(1,126,978)
Total							(42,199,775)	(134,385,750)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Adeia, Inc.
	102,359,273	7,524,364	(4,197,821)	117,052,077	222,737,893	—	(1,099,275)	1,659,125	8,335,999
Bloom Energy Corp., Class A †
	508,706,244	56,505,208	(309,773,414)	(164,705,435)	—	—	1,663,937,822	—	—
Columbia Select Technology ETF
	13,637,824	—	(8,811,780)	(4,826,044)	—	—	5,200,572	—	—
Columbia Short-Term Cash Fund, 3.741%
	275,925,415	5,067,903,447	(3,556,372,459)	(1,322)	1,787,455,081	—	(77,847)	18,810,337	1,788,170,349
GoDaddy, Inc., Class A ‡
	—	541,156,542	—	(67,917,816)	592,645,250	—	—	—	6,904,873
Lyft, Inc., Class A ‡
	—	257,626,094	—	(30,119,593)	429,494,219	—	—	—	30,438,995
Pinterest, Inc., Class A ‡
	—	452,898,278	(9,255,431)	(93,704,400)	500,161,305	—	(145,183)	—	24,945,701
RingCentral, Inc., Class A †
	112,895,538	10,211,916	(63,391,319)	29,297,284	—	—	406,586	233,330	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2026
5

Portfolio of Investments (continued)
May 31, 2026
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Synaptics, Inc.
	209,548,443	73,003,563	—	345,627,546	628,179,552	—	—	—	4,575,900
Tenable Holdings, Inc. ‡
	—	126,004,540	(23,650,723)	(3,595,202)	250,653,521	—	(9,106,028)	—	8,878,977
Wix.com Ltd. ‡
	—	507,303,756	—	(326,698,010)	299,321,550	—	—	—	5,339,307
Total	1,223,072,737			(199,590,915)	4,710,648,371	—	1,659,116,647	20,702,792

†	Issuer was not an affiliate at the end of period.
‡	Issuer was not an affiliate at the beginning of period.

(b)	Non-income producing investment.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $50,254,643, which represents 0.18% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At May 31, 2026, the total market value of these securities amounted to $152,500,478, which represents 0.54% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Apnimed, Inc.	09/17/2025	5,850,000	5,850,000	6,377,670
Apnimed, Inc.	03/12/2021	1,127,586	9,999,997	10,892,481
Apnimed, Inc., Tranche 1	04/28/2022	675,613	5,999,993	6,526,422
Apnimed, Inc., Tranche 2	04/28/2022	360,327	4,002,965	3,480,759
Apnimed, Inc., Tranche 3	12/22/2022	450,409	5,005,765	4,350,951
Apnimed, Inc., Tranche 4	04/23/2025	518,016	4,999,994	5,004,034
Apnimed, Series D-1	03/11/2026	2,070,393	19,999,996	19,999,996
Cognichip, Inc.	01/26/2026	764,928	15,999,999	15,882,965
Eliyan Corp.	04/22/2026	117,829	—	2,199,867
Eliyan Corp.	04/22/2026	1,060,471	29,999,982	31,417,514
Exaforce, Inc.	03/24/2026 - 05/06/2026	623,914	9,999,969	10,183,524
Lumilens VC Investment	03/10/2026	525,486	9,999,998	10,429,846
SambaNova Systems	02/09/2026	322,644	9,999,993	11,796,833
StackGen, Inc.	05/07/2026	4,000,000	4,000,000	4,000,000
Upscale AI, Inc.	04/01/2026 - 04/23/2026	1,214,936	9,649,994	9,957,616
			145,508,645	152,500,478

(e)	Valuation based on significant unobservable inputs.
(f)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(g)	The rate shown is the seven-day current annualized yield at May 31, 2026.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Seligman Technology and Information Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	2,501,438,300	—	—	2,501,438,300
Consumer Discretionary	433,382,703	—	—	433,382,703
Financials	1,059,563,848	—	—	1,059,563,848
Health Care	—	—	50,254,643	50,254,643
Industrials	3,380,002,917	—	—	3,380,002,917
Information Technology	18,751,596,065	35,054,651	93,668,298	18,880,319,014
Real Estate	23,152,113	—	—	23,152,113
Utilities	125,604,705	—	—	125,604,705
Total Common Stocks	26,274,740,651	35,054,651	143,922,941	26,453,718,243
Convertible Bonds	—	—	6,377,670	6,377,670
Warrants
Information Technology	—	—	2,199,867	2,199,867
Total Warrants	—	—	2,199,867	2,199,867
Money Market Funds	1,787,455,081	—	—	1,787,455,081
Total Investments in Securities	28,062,195,732	35,054,651	152,500,478	28,249,750,861
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2026
7

Portfolio of Investments (continued)
May 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Call Option Contracts Written	(134,385,750)	—	—	(134,385,750)
Total	27,927,809,982	35,054,651	152,500,478	28,115,365,111
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Seligman Technology and Information Fund  | 2026

Statement of Assets and Liabilities
May 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,844,058,415)	$23,539,102,490
Affiliated issuers (cost $4,782,001,438)	4,710,648,371
Cash	15
Receivable for:
Investments sold	356,130,259
Capital shares sold	20,848,669
Dividends	11,385,688
Interest	395,556
Foreign tax reclaims	145,187
Prepaid expenses	10,650
Total assets	28,638,666,885
Liabilities
Option contracts written, at value (premiums received $42,199,775)	134,385,750
Payable for:
Investments purchased	293,940,338
Capital shares redeemed	30,467,783
Management services fees	595,236
Distribution and/or service fees	124,510
Transfer agent fees	1,742,950
Compensation of board members	20,719
Other expenses	281,265
Deferred compensation of board members	694,196
Total liabilities	462,252,747
Net assets applicable to outstanding capital stock	$28,176,414,138
Represented by
Paid in capital	8,410,087,770
Total distributable earnings (loss)	19,766,326,368
Total - representing net assets applicable to outstanding capital stock	$28,176,414,138
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2026
9

Statement of Assets and Liabilities (continued)
May 31, 2026
Class A
Net assets	$15,327,173,826
Shares outstanding	65,141,035
Net asset value per share	$235.29
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$249.64
Class C
Net assets	$667,334,345
Shares outstanding	9,067,004
Net asset value per share	$73.60
Institutional Class
Net assets	$8,960,661,114
Shares outstanding	31,428,301
Net asset value per share	$285.11
Institutional 2 Class
Net assets	$1,795,590,263
Shares outstanding	6,233,590
Net asset value per share	$288.05
Institutional 3 Class
Net assets	$1,085,647,182
Shares outstanding	3,822,025
Net asset value per share	$284.05
Class R
Net assets	$159,503,409
Shares outstanding	767,702
Net asset value per share	$207.77
Class S
Net assets	$180,503,999
Shares outstanding	633,077
Net asset value per share	$285.12
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Seligman Technology and Information Fund  | 2026

Statement of Operations
Year Ended May 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$95,926,371
Dividends — affiliated issuers	20,702,792
Interest	395,556
Interfund lending	326
Foreign taxes withheld	(1,264,752)
Total income	115,760,293
Expenses:
Management services fees	148,346,235
Distribution and/or service fees
Class A	26,254,450
Class C	4,607,805
Class R	541,894
Transfer agent fees
Class A	9,162,941
Class C	402,100
Institutional Class	4,941,284
Institutional 2 Class	620,935
Institutional 3 Class	24,253
Class R	94,563
Class S	111,525
Custodian fees	87,204
Printing and postage fees	343,432
Registration fees	381,562
Accounting services fees	33,529
Legal fees	301,717
Compensation of chief compliance officer	3,016
Compensation of board members	195,181
Deferred compensation of board members	227,282
Other	215,343
Total expenses	196,896,251
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,698)
Expense reduction	(1,683)
Total net expenses	196,892,870
Net investment loss	(81,132,577)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,846,281,609
Investments — affiliated issuers	1,659,116,647
Foreign currency translations	211,388
Option contracts purchased	5,058,693
Option contracts written	46,839,446
Net realized gain	5,557,507,783
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	10,111,559,309
Investments — affiliated issuers	(199,590,915)
Foreign currency translations	3,852
Option contracts written	(91,068,168)
Net change in unrealized appreciation (depreciation)	9,820,904,078
Net realized and unrealized gain	15,378,411,861
Net increase in net assets resulting from operations	$15,297,279,284
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2026
11

Statement of Changes in Net Assets

	Year Ended May 31, 2026	Year Ended May 31, 2025
Operations
Net investment loss	$(81,132,577)	$(36,161,601)
Net realized gain	5,557,507,783	1,031,317,737
Net change in unrealized appreciation (depreciation)	9,820,904,078	(156,335,891)
Net increase in net assets resulting from operations	15,297,279,284	838,820,245
Distributions to shareholders
Net investment income and net realized gains
Class A	(912,397,827)	(1,051,179,370)
Class C	(103,639,552)	(108,940,408)
Institutional Class	(415,601,818)	(454,623,543)
Institutional 2 Class	(87,660,563)	(88,688,677)
Institutional 3 Class	(46,698,613)	(44,812,841)
Class R	(10,535,380)	(12,082,625)
Class S	(9,404,812)	(13,082,979)
Total distributions to shareholders	(1,585,938,565)	(1,773,410,443)
Increase in net assets from capital stock activity	1,489,980,434	913,972,805
Total increase (decrease) in net assets	15,201,321,153	(20,617,393)
Net assets at beginning of year	12,975,092,985	12,995,710,378
Net assets at end of year	$28,176,414,138	$12,975,092,985
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Seligman Technology and Information Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2026		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,282,464	570,374,829	2,915,923	363,294,879
Distributions reinvested	5,104,151	832,384,896	7,525,791	958,936,257
Shares redeemed	(7,087,855)	(1,173,433,542)	(7,715,920)	(954,413,425)
Net increase	1,298,760	229,326,183	2,725,794	367,817,711
Advisor Class
Shares sold	—	—	773,156	95,804,009
Shares redeemed	—	—	(5,575,822)	(737,450,880)
Net decrease	—	—	(4,802,666)	(641,646,871)
Class C
Shares sold	1,814,837	102,790,627	1,363,411	66,750,486
Distributions reinvested	1,962,711	100,471,193	2,242,234	105,474,711
Shares redeemed	(2,554,836)	(140,961,724)	(2,678,323)	(130,920,736)
Net increase	1,222,712	62,300,096	927,322	41,304,461
Institutional Class
Shares sold	8,463,328	1,780,638,298	9,946,483	1,516,148,961
Distributions reinvested	1,846,454	364,453,025	2,588,971	393,161,194
Shares redeemed	(6,392,289)	(1,287,955,885)	(7,097,279)	(1,032,702,384)
Net increase	3,917,493	857,135,438	5,438,175	876,607,771
Institutional 2 Class
Shares sold	1,609,206	335,597,115	1,723,193	253,238,446
Distributions reinvested	434,788	86,688,109	572,385	87,723,794
Shares redeemed	(1,378,128)	(286,309,547)	(1,817,078)	(266,849,497)
Net increase	665,866	135,975,677	478,500	74,112,743
Institutional 3 Class
Shares sold	1,476,767	312,836,408	1,052,478	155,572,787
Distributions reinvested	220,136	43,272,063	265,653	40,172,010
Shares redeemed	(703,356)	(145,046,486)	(734,683)	(106,068,313)
Net increase	993,547	211,061,985	583,448	89,676,484
Class R
Shares sold	164,828	25,010,308	121,325	13,400,298
Distributions reinvested	72,781	10,492,870	105,539	12,022,986
Shares redeemed	(211,976)	(30,709,188)	(236,118)	(26,666,999)
Net increase (decrease)	25,633	4,793,990	(9,254)	(1,243,715)
Class S
Shares sold	23,804	5,555,713	753,528	115,750,899
Distributions reinvested	47,648	9,404,812	86,152	13,082,979
Shares redeemed	(129,855)	(25,573,460)	(148,200)	(21,489,657)
Net increase (decrease)	(58,403)	(10,612,935)	691,480	107,344,221
Total net increase	8,065,608	1,489,980,434	6,032,799	913,972,805
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2026
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2026	$116.78	(0.85)	134.17	133.32	(14.81)	(14.81)
Year Ended 5/31/2025	$125.14	(0.43)	9.83	9.40	(17.76)	(17.76)
Year Ended 5/31/2024	$99.56	(0.28)	31.63	31.35	(5.77)	(5.77)
Year Ended 5/31/2023	$105.00	(0.26)	2.52	2.26	(7.70)	(7.70)
Year Ended 5/31/2022	$121.58	(0.48)	(0.88)	(1.36)	(15.22)	(15.22)
Class C
Year Ended 5/31/2026	$42.96	(0.71)	45.34	44.63	(13.99)	(13.99)
Year Ended 5/31/2025	$55.25	(0.55)	5.07	4.52	(16.81)	(16.81)
Year Ended 5/31/2024	$47.16	(0.51)	14.37	13.86	(5.77)	(5.77)
Year Ended 5/31/2023	$54.65	(0.47)	0.68	0.21	(7.70)	(7.70)
Year Ended 5/31/2022	$69.20	(0.76)	0.51 (e)	(0.25)	(14.30)	(14.30)
Institutional Class
Year Ended 5/31/2026	$139.34	(0.54)	161.47	160.93	(15.16)	(15.16)
Year Ended 5/31/2025	$146.28	(0.15)	11.28	11.13	(18.07)	(18.07)
Year Ended 5/31/2024	$115.37	0.00	36.84	36.84	(5.93)	(5.93)
Year Ended 5/31/2023	$120.01	(0.03)	3.09	3.06	(7.70)	(7.70)
Year Ended 5/31/2022	$137.04	(0.20)	(1.31)	(1.51)	(15.52)	(15.52)
Institutional 2 Class
Year Ended 5/31/2026	$140.65	(0.47)	163.07	162.60	(15.20)	(15.20)
Year Ended 5/31/2025	$147.51	(0.09)	11.36	11.27	(18.13)	(18.13)
Year Ended 5/31/2024	$116.27	0.05	37.14	37.19	(5.95)	(5.95)
Year Ended 5/31/2023	$120.85	0.01	3.11	3.12	(7.70)	(7.70)
Year Ended 5/31/2022	$137.89	(0.16)	(1.31)	(1.47)	(15.57)	(15.57)
Institutional 3 Class
Year Ended 5/31/2026	$138.81	(0.38)	160.88	160.50	(15.26)	(15.26)
Year Ended 5/31/2025	$145.77	(0.02)	11.25	11.23	(18.19)	(18.19)
Year Ended 5/31/2024	$114.93	0.11	36.71	36.82	(5.98)	(5.98)
Year Ended 5/31/2023	$119.49	0.06	3.08	3.14	(7.70)	(7.70)
Year Ended 5/31/2022	$136.48	(0.09)	(1.27)	(1.36)	(15.63)	(15.63)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Seligman Technology and Information Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2026	$235.29	119.78%	1.14%	1.14% (c)	(0.52% )	47%	$15,327,174
Year Ended 5/31/2025	$116.78	6.33%	1.16%	1.16% (c)	(0.35% )	33%	$7,455,387
Year Ended 5/31/2024	$125.14	32.55%	1.17%	1.17% (c)	(0.25% )	39%	$7,648,155
Year Ended 5/31/2023	$99.56	3.29%	1.20%	1.20% (c)	(0.28% )	13%	$6,081,865
Year Ended 5/31/2022	$105.00	(3.34% )	1.17% (d)	1.17% (c),(d)	(0.39% )	16%	$6,373,137
Class C
Year Ended 5/31/2026	$73.60	118.13%	1.89%	1.89% (c)	(1.27% )	47%	$667,334
Year Ended 5/31/2025	$42.96	5.54%	1.91%	1.91% (c)	(1.09% )	33%	$336,957
Year Ended 5/31/2024	$55.25	31.58%	1.92%	1.92% (c)	(1.00% )	39%	$382,137
Year Ended 5/31/2023	$47.16	2.52%	1.95%	1.95% (c)	(1.03% )	13%	$312,210
Year Ended 5/31/2022	$54.65	(4.08% )	1.92% (d)	1.92% (c),(d)	(1.14% )	16%	$359,106
Institutional Class
Year Ended 5/31/2026	$285.11	120.33%	0.89%	0.89% (c)	(0.27% )	47%	$8,960,661
Year Ended 5/31/2025	$139.34	6.60%	0.91%	0.91% (c)	(0.10% )	33%	$3,833,269
Year Ended 5/31/2024	$146.28	32.88%	0.92%	0.92% (c)	0.00%	39%	$3,228,859
Year Ended 5/31/2023	$115.37	3.57%	0.95%	0.95% (c)	(0.03% )	13%	$2,139,513
Year Ended 5/31/2022	$120.01	(3.09% )	0.92% (d)	0.92% (c),(d)	(0.14% )	16%	$1,922,182
Institutional 2 Class
Year Ended 5/31/2026	$288.05	120.42%	0.86%	0.86%	(0.24% )	47%	$1,795,590
Year Ended 5/31/2025	$140.65	6.63%	0.87%	0.87%	(0.06% )	33%	$783,119
Year Ended 5/31/2024	$147.51	32.94%	0.89%	0.89%	0.04%	39%	$750,719
Year Ended 5/31/2023	$116.27	3.58%	0.91%	0.91%	0.01%	13%	$453,797
Year Ended 5/31/2022	$120.85	(3.05% )	0.89% (d)	0.89% (d)	(0.11% )	16%	$351,625
Institutional 3 Class
Year Ended 5/31/2026	$284.05	120.51%	0.81%	0.81%	(0.19% )	47%	$1,085,647
Year Ended 5/31/2025	$138.81	6.68%	0.83%	0.83%	(0.01% )	33%	$392,631
Year Ended 5/31/2024	$145.77	33.00%	0.84%	0.84%	0.09%	39%	$327,258
Year Ended 5/31/2023	$114.93	3.64%	0.86%	0.86%	0.06%	13%	$178,005
Year Ended 5/31/2022	$119.49	(3.01% )	0.84% (d)	0.84% (d)	(0.07% )	16%	$135,794
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2026
15

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 5/31/2026	$104.28	(1.12)	119.08	117.96	(14.47)	(14.47)
Year Ended 5/31/2025	$113.37	(0.67)	9.02	8.35	(17.44)	(17.44)
Year Ended 5/31/2024	$90.90	(0.50)	28.74	28.24	(5.77)	(5.77)
Year Ended 5/31/2023	$96.85	(0.45)	2.20	1.75	(7.70)	(7.70)
Year Ended 5/31/2022	$113.17	(0.73)	(0.67)	(1.40)	(14.92)	(14.92)
Class S
Year Ended 5/31/2026	$139.34	(0.53)	161.46	160.93	(15.15)	(15.15)
Year Ended 5/31/2025(f)	$151.95	(0.19)	5.65	5.46	(18.07)	(18.07)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Seligman Technology and Information Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 5/31/2026	$207.77	119.26%	1.39%	1.39% (c)	(0.77% )	47%	$159,503
Year Ended 5/31/2025	$104.28	6.06%	1.41%	1.41% (c)	(0.60% )	33%	$77,382
Year Ended 5/31/2024	$113.37	32.22%	1.42%	1.42% (c)	(0.50% )	39%	$85,180
Year Ended 5/31/2023	$90.90	3.04%	1.45%	1.45% (c)	(0.53% )	13%	$69,138
Year Ended 5/31/2022	$96.85	(3.59% )	1.42% (d)	1.42% (c),(d)	(0.64% )	16%	$74,421
Class S
Year Ended 5/31/2026	$285.12	120.34%	0.89%	0.89% (c)	(0.27% )	47%	$180,504
Year Ended 5/31/2025 (f)	$139.34	2.61%	0.93%	0.92%	(0.20% )	33%	$96,348
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2026
17

Notes to Financial Statements
May 31, 2026
Note 1. Organization
Columbia Seligman Technology and Information Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
18
Columbia Seligman Technology and Information Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Seligman Technology and Information Fund  | 2026
19

Notes to Financial Statements (continued)
May 31, 2026
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on
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Notes to Financial Statements (continued)
May 31, 2026
cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
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Notes to Financial Statements (continued)
May 31, 2026
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at May 31, 2026:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	134,385,750
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended May 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	5,058,693	46,839,446	51,898,139

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	(91,068,168)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended May 31, 2026:
Derivative instrument	Average value ($)
Option contracts purchased	457,671
Option contracts written	(41,842,486)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of May 31, 2026:
Morgan Stanley
Liabilities
Call option contracts written	$134,385,750
Total financial and derivative net assets	(134,385,750)
Total collateral received (pledged) (a)	(134,385,750)
Net amount (b)	$-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
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Notes to Financial Statements (continued)
May 31, 2026
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
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Notes to Financial Statements (continued)
May 31, 2026
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.705% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2026 was 0.794% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
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Notes to Financial Statements (continued)
May 31, 2026
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended May 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.09
Class S	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $1,683.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
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Notes to Financial Statements (continued)
May 31, 2026
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $12,836,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended May 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	5,722,015
Class C	—	1.00 (b)	30,428

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	1.21	1.25
Class C	1.96	2.00
Institutional Class	0.96	1.00
Institutional 2 Class	0.93	0.97
Institutional 3 Class	0.88	0.92
Class R	1.46	1.50
Class S	0.96	1.00
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
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Notes to Financial Statements (continued)
May 31, 2026
At May 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, tax straddles, trustees’ deferred compensation, foreign currency transactions, net operating loss reclassification and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
80,929,239	(199,213,239)	118,284,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2026			Year Ended May 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
94,964,723	1,490,973,842	1,585,938,565	151,009,343	1,622,401,100	1,773,410,443
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
613,101,048	3,669,937,138	—	15,483,972,657
At May 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
12,631,392,454	16,410,471,946	(926,499,289)	15,483,972,657
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,729,912,406 and $10,370,000,273, respectively, for the year ended May 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
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Notes to Financial Statements (continued)
May 31, 2026
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	400,000	4.19	7
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2026.
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Notes to Financial Statements (continued)
May 31, 2026
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Seligman Technology and Information Fund  | 2026
29

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Seligman Technology and Information Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Seligman Technology and Information Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent, issuer of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
30
Columbia Seligman Technology and Information Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
58.14%	57.55%	$5,085,232,990
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Columbia Seligman Technology and Information Fund  | 2026
31

Columbia Seligman Technology and Information Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN219_(07/26)

Columbia Select Large Cap Value Fund
Annual Financial Statements and Additional Information
May 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Select Large Cap Value Fund | 2026

Portfolio of Investments
May 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 4.6%
Diversified Telecommunication Services 2.7%
Verizon Communications, Inc.	1,704,970	81,514,616
Interactive Media & Services 1.9%
Alphabet, Inc., Class A	151,744	57,714,313
Total Communication Services		139,228,929
Consumer Discretionary 5.3%
Broadline Retail 0.5%
Amazon.com, Inc.(a)	55,357	14,981,819
Hotels, Restaurants & Leisure 1.8%
Norwegian Cruise Line Holdings Ltd.(a)	3,016,426	55,321,253
Specialty Retail 3.0%
Lowe’s Companies, Inc.	413,051	88,541,612
Total Consumer Discretionary		158,844,684
Consumer Staples 5.9%
Beverages 3.2%
Constellation Brands, Inc., Class A	698,670	96,989,370
Tobacco 2.7%
Philip Morris International, Inc.	456,330	80,943,815
Total Consumer Staples		177,933,185
Energy 8.8%
Energy Equipment & Services 2.2%
TechnipFMC PLC	967,265	66,180,271
Oil, Gas & Consumable Fuels 6.6%
Chevron Corp.	318,164	58,052,204
Marathon Petroleum Corp.	282,642	70,312,850
Williams Companies, Inc. (The)	995,470	71,066,603
Total		199,431,657
Total Energy		265,611,928
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 18.0%
Banks 9.4%
Bank of America Corp.	1,330,630	68,660,508
Citigroup, Inc.	611,738	77,017,814
JPMorgan Chase & Co.	209,553	62,721,309
Wells Fargo & Co.	974,047	75,527,604
Total		283,927,235
Capital Markets 3.1%
Morgan Stanley	446,648	92,902,784
Consumer Finance 1.5%
Capital One Financial Corp.	248,572	46,714,136
Financial Services 1.6%
Global Payments, Inc.	637,330	48,124,788
Insurance 2.4%
American International Group, Inc.	978,598	72,641,330
Total Financials		544,310,273
Health Care 12.4%
Health Care Providers & Services 10.2%
Centene Corp.(a)	1,575,630	93,907,548
Cigna Group (The)	272,103	75,481,372
CVS Health Corp.	949,158	86,354,395
Tenet Healthcare Corp.(a)	300,629	52,706,276
Total		308,449,591
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co.	1,154,450	66,011,451
Total Health Care		374,461,042
Industrials 13.2%
Aerospace & Defense 5.6%
Boeing Co. (The)(a)	409,499	94,655,694
RTX Corp.	415,009	74,560,517
Total		169,216,211
Ground Transportation 2.4%
CSX Corp.	1,636,139	74,051,651
Machinery 1.9%
Caterpillar, Inc.	65,484	57,355,471
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Value Fund  | 2026
3

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Passenger Airlines 3.3%
Southwest Airlines Co.	2,290,071	98,358,549
Total Industrials		398,981,882
Information Technology 19.4%
Electronic Equipment, Instruments & Components 2.6%
Corning, Inc.	442,454	80,154,967
IT Services 3.2%
EPAM Systems, Inc.(a)	929,679	95,254,910
Semiconductors & Semiconductor Equipment 9.2%
Applied Materials, Inc.	163,308	73,498,398
Broadcom, Inc.	210,606	94,092,443
Micron Technology, Inc.	112,864	109,590,944
Total		277,181,785
Software 4.4%
Salesforce, Inc.	602,344	115,107,938
Teradata Corp.(a)	516,374	17,582,535
Total		132,690,473
Total Information Technology		585,282,135
Materials 4.8%
Metals & Mining 4.8%
Barrick Mining Corp.	1,528,409	65,033,803
Freeport-McMoRan, Inc.	1,237,429	81,311,460
Total		146,345,263
Total Materials		146,345,263
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.6%
Specialized REITs 3.6%
American Tower Corp.	586,691	109,687,749
Total Real Estate		109,687,749
Utilities 2.9%
Electric Utilities 2.9%
PG&E Corp.	5,265,358	86,035,950
Total Utilities		86,035,950
Total Common Stocks (Cost $1,743,938,621)		2,986,723,020

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(b),(c)	32,371,608	32,358,659
Total Money Market Funds (Cost $32,358,619)		32,358,659
Total Investments in Securities (Cost: $1,776,297,240)		3,019,081,679
Other Assets & Liabilities, Net		(906,099)
Net Assets		3,018,175,580
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	61,208,635	890,493,040	(919,341,537)	(1,479)	32,358,659	(5,209)	2,620,937	32,371,608
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Select Large Cap Value Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	139,228,929	—	—	139,228,929
Consumer Discretionary	158,844,684	—	—	158,844,684
Consumer Staples	177,933,185	—	—	177,933,185
Energy	265,611,928	—	—	265,611,928
Financials	544,310,273	—	—	544,310,273
Health Care	374,461,042	—	—	374,461,042
Industrials	398,981,882	—	—	398,981,882
Information Technology	585,282,135	—	—	585,282,135
Materials	146,345,263	—	—	146,345,263
Real Estate	109,687,749	—	—	109,687,749
Utilities	86,035,950	—	—	86,035,950
Total Common Stocks	2,986,723,020	—	—	2,986,723,020
Money Market Funds	32,358,659	—	—	32,358,659
Total Investments in Securities	3,019,081,679	—	—	3,019,081,679
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Value Fund  | 2026
5

Statement of Assets and Liabilities
May 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,743,938,621)	$2,986,723,020
Affiliated issuers (cost $32,358,619)	32,358,659
Receivable for:
Capital shares sold	2,830,318
Dividends	2,597,331
Foreign tax reclaims	95,544
Expense reimbursement due from Investment Manager	16,806
Prepaid expenses	2,252
Total assets	3,024,623,930
Liabilities
Payable for:
Investments purchased	2,971,805
Capital shares redeemed	2,876,866
Management services fees	54,051
Distribution and/or service fees	4,436
Transfer agent fees	279,606
Compensation of board members	4,092
Other expenses	74,033
Deferred compensation of board members	183,461
Total liabilities	6,448,350
Net assets applicable to outstanding capital stock	$3,018,175,580
Represented by
Paid in capital	1,496,944,515
Total distributable earnings (loss)	1,521,231,065
Total - representing net assets applicable to outstanding capital stock	$3,018,175,580
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Select Large Cap Value Fund  | 2026

Statement of Assets and Liabilities (continued)
May 31, 2026
Class A
Net assets	$381,189,806
Shares outstanding	8,788,660
Net asset value per share	$43.37
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$46.02
Class C
Net assets	$41,390,260
Shares outstanding	1,084,435
Net asset value per share	$38.17
Institutional Class
Net assets	$2,090,861,824
Shares outstanding	45,549,875
Net asset value per share	$45.90
Institutional 2 Class
Net assets	$160,907,873
Shares outstanding	3,503,038
Net asset value per share	$45.93
Institutional 3 Class
Net assets	$271,229,038
Shares outstanding	5,768,054
Net asset value per share	$47.02
Class R
Net assets	$52,421,085
Shares outstanding	1,238,331
Net asset value per share	$42.33
Class S
Net assets	$20,175,694
Shares outstanding	439,511
Net asset value per share	$45.90
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Value Fund  | 2026
7

Statement of Operations
Year Ended May 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$54,366,052
Dividends — affiliated issuers	2,620,937
Interfund lending	485
Foreign taxes withheld	(236,011)
Total income	56,751,463
Expenses:
Management services fees	17,775,205
Distribution and/or service fees
Class A	841,737
Class C	394,550
Class R	213,846
Transfer agent fees
Class A	391,243
Class C	45,911
Institutional Class	2,180,592
Institutional 2 Class	69,491
Institutional 3 Class	9,489
Class R	49,586
Class S	22,494
Custodian fees	12,753
Printing and postage fees	97,971
Registration fees	172,790
Accounting services fees	32,824
Legal fees	56,800
Compensation of chief compliance officer	449
Compensation of board members	38,040
Deferred compensation of board members	57,678
Other	48,277
Total expenses	22,511,726
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(6,169,742)
Fees waived by transfer agent
Institutional 2 Class	(1,705)
Expense reduction	(280)
Total net expenses	16,339,999
Net investment income	40,411,464
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	396,741,814
Investments — affiliated issuers	(5,209)
Net realized gain	396,736,605
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	404,121,331
Investments — affiliated issuers	(1,479)
Net change in unrealized appreciation (depreciation)	404,119,852
Net realized and unrealized gain	800,856,457
Net increase in net assets resulting from operations	$841,267,921
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Select Large Cap Value Fund  | 2026

Statement of Changes in Net Assets

	Year Ended May 31, 2026	Year Ended May 31, 2025
Operations
Net investment income	$40,411,464	$44,651,957
Net realized gain	396,736,605	141,743,299
Net change in unrealized appreciation (depreciation)	404,119,852	(12,028,110)
Net increase in net assets resulting from operations	841,267,921	174,367,146
Distributions to shareholders
Net investment income and net realized gains
Class A	(27,272,894)	(12,140,067)
Class C	(3,347,772)	(1,181,464)
Institutional Class	(154,718,379)	(55,914,449)
Institutional 2 Class	(10,479,719)	(4,185,015)
Institutional 3 Class	(18,386,113)	(6,971,953)
Class R	(3,492,792)	(1,264,493)
Class S	(1,431,548)	(812,339)
Total distributions to shareholders	(219,129,217)	(82,469,780)
Increase (decrease) in net assets from capital stock activity	50,376,530	(135,397,163)
Total increase (decrease) in net assets	672,515,234	(43,499,797)
Net assets at beginning of year	2,345,660,346	2,389,160,143
Net assets at end of year	$3,018,175,580	$2,345,660,346
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Value Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2026		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,304,881	51,440,153	1,555,519	52,892,021
Distributions reinvested	534,803	20,269,016	221,015	7,563,140
Shares redeemed	(1,819,850)	(70,573,084)	(3,776,767)	(126,867,011)
Net increase (decrease)	19,834	1,136,085	(2,000,233)	(66,411,850)
Advisor Class
Shares sold	—	—	676,336	24,501,111
Shares redeemed	—	—	(11,961,520)	(456,765,658)
Net decrease	—	—	(11,285,184)	(432,264,547)
Class C
Shares sold	151,518	5,298,542	90,031	2,705,411
Distributions reinvested	81,163	2,716,519	31,618	965,295
Shares redeemed	(352,286)	(12,282,759)	(368,831)	(11,122,062)
Net decrease	(119,605)	(4,267,698)	(247,182)	(7,451,356)
Institutional Class
Shares sold	14,417,948	600,106,750	20,931,803	766,403,103
Distributions reinvested	3,071,726	123,053,363	1,233,988	44,423,571
Shares redeemed	(16,661,768)	(698,608,827)	(13,184,873)	(472,264,136)
Net increase	827,906	24,551,286	8,980,918	338,562,538
Institutional 2 Class
Shares sold	981,186	41,867,852	798,663	28,388,583
Distributions reinvested	261,118	10,465,627	116,055	4,179,133
Shares redeemed	(721,770)	(30,110,916)	(1,195,500)	(43,072,203)
Net increase (decrease)	520,534	22,222,563	(280,782)	(10,504,487)
Institutional 3 Class
Shares sold	1,532,067	65,579,740	1,918,478	68,522,140
Distributions reinvested	320,239	13,136,199	124,827	4,591,135
Shares redeemed	(1,772,855)	(75,378,139)	(1,242,257)	(45,255,600)
Net increase	79,451	3,337,800	801,048	27,857,675
Class R
Shares sold	264,484	10,334,605	258,972	8,498,174
Distributions reinvested	94,174	3,487,268	37,694	1,262,730
Shares redeemed	(166,120)	(6,341,888)	(459,143)	(15,131,939)
Net increase (decrease)	192,538	7,479,985	(162,477)	(5,371,035)
Class S
Shares sold	18,318	804,069	688,487	25,457,268
Distributions reinvested	35,735	1,431,548	22,565	812,339
Shares redeemed	(155,068)	(6,319,108)	(170,526)	(6,083,708)
Net increase (decrease)	(101,015)	(4,083,491)	540,526	20,185,899
Total net increase (decrease)	1,419,643	50,376,530	(3,653,366)	(135,397,163)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Select Large Cap Value Fund  | 2026

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Columbia Select Large Cap Value Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2026	$34.59	0.51	11.58	12.09	(0.56)	(2.75)	(3.31)
Year Ended 5/31/2025	$33.38	0.56	1.79	2.35	(0.58)	(0.56)	(1.14)
Year Ended 5/31/2024	$28.23	0.56	5.68	6.24	(0.61)	(0.48)	(1.09)
Year Ended 5/31/2023	$30.44	0.49	(2.29)	(1.80)	(0.38)	(0.03)	(0.41)
Year Ended 5/31/2022	$31.85	0.45	(0.05)	0.40	(0.56)	(1.25)	(1.81)
Class C
Year Ended 5/31/2026	$30.76	0.19	10.25	10.44	(0.28)	(2.75)	(3.03)
Year Ended 5/31/2025	$29.78	0.27	1.59	1.86	(0.32)	(0.56)	(0.88)
Year Ended 5/31/2024	$25.26	0.29	5.09	5.38	(0.38)	(0.48)	(0.86)
Year Ended 5/31/2023	$27.25	0.24	(2.05)	(1.81)	(0.15)	(0.03)	(0.18)
Year Ended 5/31/2022	$28.68	0.19	(0.05)	0.14	(0.32)	(1.25)	(1.57)
Institutional Class
Year Ended 5/31/2026	$36.44	0.64	12.22	12.86	(0.65)	(2.75)	(3.40)
Year Ended 5/31/2025	$35.10	0.67	1.90	2.57	(0.67)	(0.56)	(1.23)
Year Ended 5/31/2024	$29.63	0.66	5.98	6.64	(0.69)	(0.48)	(1.17)
Year Ended 5/31/2023	$31.92	0.59	(2.39)	(1.80)	(0.46)	(0.03)	(0.49)
Year Ended 5/31/2022	$33.31	0.55	(0.06)	0.49	(0.63)	(1.25)	(1.88)
Institutional 2 Class
Year Ended 5/31/2026	$36.46	0.66	12.24	12.90	(0.68)	(2.75)	(3.43)
Year Ended 5/31/2025	$35.11	0.71	1.90	2.61	(0.70)	(0.56)	(1.26)
Year Ended 5/31/2024	$29.64	0.68	5.98	6.66	(0.71)	(0.48)	(1.19)
Year Ended 5/31/2023	$31.93	0.61	(2.39)	(1.78)	(0.48)	(0.03)	(0.51)
Year Ended 5/31/2022	$33.32	0.56	(0.05)	0.51	(0.65)	(1.25)	(1.90)
Institutional 3 Class
Year Ended 5/31/2026	$37.25	0.70	12.51	13.21	(0.69)	(2.75)	(3.44)
Year Ended 5/31/2025	$35.85	0.74	1.93	2.67	(0.71)	(0.56)	(1.27)
Year Ended 5/31/2024	$30.24	0.72	6.10	6.82	(0.73)	(0.48)	(1.21)
Year Ended 5/31/2023	$32.56	0.64	(2.44)	(1.80)	(0.49)	(0.03)	(0.52)
Year Ended 5/31/2022	$33.94	0.60	(0.06)	0.54	(0.67)	(1.25)	(1.92)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Select Large Cap Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2026	$43.37	36.33%	1.05%	0.82% (c)	1.30%	43%	$381,190
Year Ended 5/31/2025	$34.59	7.08%	1.07% (d)	0.80% (c),(d)	1.65%	28%	$303,327
Year Ended 5/31/2024	$33.38	22.67%	1.08%	0.79% (c)	1.83%	20%	$359,427
Year Ended 5/31/2023	$28.23	(5.98% )	1.08%	0.80% (c)	1.67%	7%	$316,269
Year Ended 5/31/2022	$30.44	1.35%	1.08%	0.79% (c)	1.46%	8%	$341,762
Class C
Year Ended 5/31/2026	$38.17	35.32%	1.80%	1.57% (c)	0.55%	43%	$41,390
Year Ended 5/31/2025	$30.76	6.28%	1.82% (d)	1.55% (c),(d)	0.91%	28%	$37,035
Year Ended 5/31/2024	$29.78	21.78%	1.83%	1.55% (c)	1.07%	20%	$43,211
Year Ended 5/31/2023	$25.26	(6.68% )	1.83%	1.55% (c)	0.91%	7%	$47,988
Year Ended 5/31/2022	$27.25	0.59%	1.83%	1.54% (c)	0.70%	8%	$56,553
Institutional Class
Year Ended 5/31/2026	$45.90	36.65%	0.80%	0.57% (c)	1.55%	43%	$2,090,862
Year Ended 5/31/2025	$36.44	7.36%	0.82% (d)	0.55% (c),(d)	1.89%	28%	$1,629,572
Year Ended 5/31/2024	$35.10	22.99%	0.82%	0.54% (c)	2.07%	20%	$1,254,354
Year Ended 5/31/2023	$29.63	(5.73% )	0.83%	0.55% (c)	1.92%	7%	$1,270,104
Year Ended 5/31/2022	$31.92	1.59%	0.83%	0.54% (c)	1.70%	8%	$1,321,063
Institutional 2 Class
Year Ended 5/31/2026	$45.93	36.74%	0.74%	0.50%	1.61%	43%	$160,908
Year Ended 5/31/2025	$36.46	7.47%	0.74% (d)	0.46% (d)	1.99%	28%	$108,742
Year Ended 5/31/2024	$35.11	23.08%	0.74%	0.46%	2.15%	20%	$114,583
Year Ended 5/31/2023	$29.64	(5.67% )	0.75%	0.47%	1.99%	7%	$218,820
Year Ended 5/31/2022	$31.93	1.65%	0.75%	0.49%	1.73%	8%	$177,246
Institutional 3 Class
Year Ended 5/31/2026	$47.02	36.82%	0.69%	0.46%	1.66%	43%	$271,229
Year Ended 5/31/2025	$37.25	7.50%	0.69% (d)	0.42% (d)	2.04%	28%	$211,908
Year Ended 5/31/2024	$35.85	23.13%	0.70%	0.42%	2.21%	20%	$175,200
Year Ended 5/31/2023	$30.24	(5.61% )	0.70%	0.42%	2.05%	7%	$142,580
Year Ended 5/31/2022	$32.56	1.70%	0.70%	0.44%	1.81%	8%	$123,025
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Value Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 5/31/2026	$33.83	0.40	11.31	11.71	(0.46)	(2.75)	(3.21)
Year Ended 5/31/2025	$32.66	0.46	1.77	2.23	(0.50)	(0.56)	(1.06)
Year Ended 5/31/2024	$27.64	0.47	5.56	6.03	(0.53)	(0.48)	(1.01)
Year Ended 5/31/2023	$29.81	0.40	(2.24)	(1.84)	(0.30)	(0.03)	(0.33)
Year Ended 5/31/2022	$31.24	0.37	(0.05)	0.32	(0.50)	(1.25)	(1.75)
Class S
Year Ended 5/31/2026	$36.44	0.64	12.22	12.86	(0.65)	(2.75)	(3.40)
Year Ended 5/31/2025(e)	$36.75	0.45	0.47	0.92	(0.67)	(0.56)	(1.23)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Select Large Cap Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 5/31/2026	$42.33	35.99%	1.30%	1.07% (c)	1.04%	43%	$52,421
Year Ended 5/31/2025	$33.83	6.84%	1.32% (d)	1.05% (c),(d)	1.41%	28%	$35,380
Year Ended 5/31/2024	$32.66	22.36%	1.33%	1.05% (c)	1.58%	20%	$39,466
Year Ended 5/31/2023	$27.64	(6.22% )	1.33%	1.05% (c)	1.41%	7%	$36,646
Year Ended 5/31/2022	$29.81	1.11%	1.31%	1.02% (c)	1.23%	8%	$39,107
Class S
Year Ended 5/31/2026	$45.90	36.65%	0.80%	0.57% (c)	1.55%	43%	$20,176
Year Ended 5/31/2025 (e)	$36.44	2.54%	0.83% (d)	0.55% (d)	1.92%	28%	$19,696
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Value Fund  | 2026
15

Notes to Financial Statements
May 31, 2026
Note 1. Organization
Columbia Select Large Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Select Large Cap Value Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Select Large Cap Value Fund  | 2026
17

Notes to Financial Statements (continued)
May 31, 2026
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2026 was 0.66% of the Fund’s average daily net assets.
18
Columbia Select Large Cap Value Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
The Fund is permitted to engage in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers under specified conditions outlined in a policy adopted by the Board, pursuant to Rule 17a-7 under the 1940 Act (cross-trades). The Board relies on quarterly written representation from the Fund’s Chief Compliance Officer that cross-trades complied with approved policy.
For the year ended May 31, 2026, the Fund engaged in cross-trades as follows:
Purchases ($)	Sales ($)	Net realized gain (loss) ($)
—	66,006,335	12,586,487
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to October 1, 2025, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% of the average daily net assets attributable to that share class.
Columbia Select Large Cap Value Fund  | 2026
19

Notes to Financial Statements (continued)
May 31, 2026
For the year ended May 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.12
Class S	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $280.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,325,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended May 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	208,837
Class C	—	1.00 (b)	3,931

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
20
Columbia Select Large Cap Value Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	0.85	0.80
Class C	1.60	1.55
Institutional Class	0.60	0.55
Institutional 2 Class	0.53	0.46
Institutional 3 Class	0.48	0.42
Class R	1.10	1.05
Class S	0.60	0.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to October 1, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class of the average daily net assets attributable to that share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation, earnings and profits distributed to shareholders on the redemption of shares and miscellaneous adjustments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
—	(26,782,000)	26,782,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Columbia Select Large Cap Value Fund  | 2026
21

Notes to Financial Statements (continued)
May 31, 2026
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2026			Year Ended May 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
50,252,029	168,877,188	219,129,217	45,858,212	36,611,568	82,469,780
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
54,657,121	249,011,030	—	1,217,746,375
At May 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,801,335,304	1,299,549,229	(81,802,854)	1,217,746,375
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,129,466,307 and $1,227,538,118, respectively, for the year ended May 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
22
Columbia Select Large Cap Value Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	666,667	4.40	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Columbia Select Large Cap Value Fund  | 2026
23

Notes to Financial Statements (continued)
May 31, 2026
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Select Large Cap Value Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Select Large Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Select Large Cap Value Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Select Large Cap Value Fund  | 2026
25

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend
72.51%	71.09%	1.99%	$370,098,369
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
26
Columbia Select Large Cap Value Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN216_(07/26)

Columbia Select Small Cap Value Fund
Annual Financial Statements and Additional Information
May 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Select Small Cap Value Fund | 2026

Portfolio of Investments
May 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Consumer Discretionary 8.4%
Automobile Components 2.0%
Visteon Corp.	67,638	8,000,899
Hotels, Restaurants & Leisure 2.4%
Six Flags Entertainment Corp.(a)	98,720	2,074,107
Texas Roadhouse, Inc.	42,477	7,672,196
Total		9,746,303
Household Durables 1.7%
KB Home	136,264	6,657,859
Textiles, Apparel & Luxury Goods 2.3%
Kontoor Brands, Inc.	130,386	9,357,803
Total Consumer Discretionary		33,762,864
Consumer Staples 4.1%
Beverages 2.2%
Primo Brands Corp., Class A	355,228	8,809,655
Food Products 1.9%
Nomad Foods Ltd.	476,347	4,830,158
Utz Brands, Inc.	371,890	2,722,235
Total		7,552,393
Total Consumer Staples		16,362,048
Energy 7.3%
Energy Equipment & Services 2.2%
Patterson-UTI Energy, Inc.	806,827	9,044,531
Oil, Gas & Consumable Fuels 5.1%
Murphy Oil Corp.	172,439	6,240,567
PBF Energy, Inc., Class A	215,842	8,784,769
SM Energy Co.	182,019	5,589,804
Total		20,615,140
Total Energy		29,659,671
Financials 26.0%
Banks 17.6%
Atlantic Union Bankshares Corp.	271,833	10,226,357
Axos Financial, Inc.(a)	119,215	10,360,976
Columbia Banking System, Inc.	338,604	10,036,223
OceanFirst Financial Corp.	388,515	7,300,197
Popular, Inc.	82,333	12,228,920
Common Stocks (continued)
Issuer	Shares	Value ($)
Seacoast Banking Corp. of Florida	236,481	7,167,739
Stock Yards Bancorp, Inc.	143,329	10,282,422
Triumph Financial, Inc.(a)	49,899	3,555,304
Total		71,158,138
Capital Markets 1.7%
Lazard, Inc.	144,108	6,820,632
Financial Services 1.5%
Radian Group, Inc.	174,712	5,966,415
Insurance 5.2%
CNO Financial Group, Inc.	193,308	8,886,369
Hanover Insurance Group, Inc. (The)	27,598	5,138,747
Kemper Corp.	63,379	1,563,560
Skyward Specialty Insurance Group, Inc.(a)	122,051	5,384,890
Total		20,973,566
Total Financials		104,918,751
Health Care 8.8%
Biotechnology 2.3%
Cytokinetics, Inc.(a)	72,902	5,595,958
Syndax Pharmaceuticals, Inc.(a)	192,839	3,777,716
Total		9,373,674
Health Care Equipment & Supplies 4.2%
CONMED Corp.	87,312	3,117,038
Integer Holdings Corp.(a)	34,487	3,082,448
LivaNova PLC(a)	142,768	10,536,279
Total		16,735,765
Health Care Providers & Services 1.1%
Tenet Healthcare Corp.(a)	26,198	4,593,033
Pharmaceuticals 1.2%
Ligand Pharmaceuticals, Inc.(a)	20,993	4,869,536
Total Health Care		35,572,008
Industrials 15.9%
Aerospace & Defense 4.4%
ATI, Inc.(a)	58,661	10,275,061
Kratos Defense & Security Solutions, Inc.(a)	116,750	7,487,177
Total		17,762,238
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Small Cap Value Fund  | 2026
3

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.8%
Zurn Elkay Water Solutions Corp.	156,413	7,351,411
Commercial Services & Supplies 0.6%
HNI Corp.	80,072	2,497,446
Construction & Engineering 1.7%
Primoris Services Corp.	54,119	6,807,088
Electrical Equipment 2.4%
Regal Rexnord Corp.	47,050	9,492,808
Ground Transportation 2.9%
Knight-Swift Transportation Holdings, Inc.	155,789	11,782,322
Machinery 1.8%
Atmus Filtration Technologies, Inc.	159,039	7,439,844
Professional Services 0.3%
Alight, Inc., Class A	1,082,533	1,020,071
Total Industrials		64,153,228
Information Technology 15.0%
Communications Equipment 6.5%
Extreme Networks, Inc.(a)	459,409	12,178,932
Viavi Solutions, Inc.(a)	289,507	14,058,460
Total		26,237,392
Electronic Equipment, Instruments & Components 0.9%
Crane NXT Co.	94,368	3,665,253
Semiconductors & Semiconductor Equipment 7.6%
Kulicke & Soffa Industries, Inc.	122,330	12,464,204
MACOM Technology Solutions Holdings, Inc.(a)	50,177	18,296,541
Total		30,760,745
Total Information Technology		60,663,390
Materials 3.9%
Chemicals 3.0%
Chemours Co. (The)	332,487	7,367,912
Minerals Technologies, Inc.	62,060	4,779,861
Total		12,147,773
Containers & Packaging 0.9%
O-I Glass, Inc.(a)	404,234	3,537,048
Total Materials		15,684,821
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.2%
Health Care REITs 1.9%
Sabra Health Care REIT, Inc.	383,199	7,621,828
Industrial REITs 1.2%
First Industrial Realty Trust, Inc.	79,979	4,948,301
Specialized REITs 4.1%
Gaming and Leisure Properties, Inc.	92,160	4,328,755
Outfront Media, Inc.	382,161	12,320,871
Total		16,649,626
Total Real Estate		29,219,755
Utilities 2.9%
Electric Utilities 2.9%
Portland General Electric Co.	230,456	11,550,455
Total Utilities		11,550,455
Total Common Stocks (Cost $250,873,353)		401,546,991

Rights —%

Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	9,220	0
OmniAb, Inc.(a),(b),(c),(d)	9,220	0
Total		0
Total Health Care		0
Total Rights (Cost $—)		0

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(e),(f)	1,896,076	1,895,318
Total Money Market Funds (Cost $1,895,294)		1,895,318
Total Investments in Securities (Cost: $252,768,647)		403,442,309
Other Assets & Liabilities, Net		113,165
Net Assets		403,555,474
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Select Small Cap Value Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At May 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	02/13/2015 - 02/27/2015	9,220	—	—
OmniAb, Inc.	02/13/2015 - 02/27/2015	9,220	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	3,760,867	62,145,754	(64,010,951)	(352)	1,895,318	739	113,078	1,896,076
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Small Cap Value Fund  | 2026
5

Portfolio of Investments (continued)
May 31, 2026
Fair value measurements   (continued)
determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	33,762,864	—	—	33,762,864
Consumer Staples	16,362,048	—	—	16,362,048
Energy	29,659,671	—	—	29,659,671
Financials	104,918,751	—	—	104,918,751
Health Care	35,572,008	—	—	35,572,008
Industrials	64,153,228	—	—	64,153,228
Information Technology	60,663,390	—	—	60,663,390
Materials	15,684,821	—	—	15,684,821
Real Estate	29,219,755	—	—	29,219,755
Utilities	11,550,455	—	—	11,550,455
Total Common Stocks	401,546,991	—	—	401,546,991
Rights
Health Care	—	—	0 *	0 *
Total Rights	—	—	0 *	0 *
Money Market Funds	1,895,318	—	—	1,895,318
Total Investments in Securities	403,442,309	—	0 *	403,442,309

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Select Small Cap Value Fund  | 2026

Statement of Assets and Liabilities
May 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $250,873,353)	$401,546,991
Affiliated issuers (cost $1,895,294)	1,895,318
Receivable for:
Capital shares sold	46,865
Dividends	468,170
Expense reimbursement due from Investment Manager	771
Prepaid expenses	1,263
Total assets	403,959,378
Liabilities
Payable for:
Capital shares redeemed	144,606
Management services fees	9,703
Distribution and/or service fees	2,208
Transfer agent fees	30,941
Compensation of board members	1,505
Other expenses	35,429
Deferred compensation of board members	179,512
Total liabilities	403,904
Net assets applicable to outstanding capital stock	$403,555,474
Represented by
Paid in capital	228,964,365
Total distributable earnings (loss)	174,591,109
Total - representing net assets applicable to outstanding capital stock	$403,555,474
Class A
Net assets	$319,486,135
Shares outstanding	15,997,172
Net asset value per share	$19.97
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$21.19
Institutional Class
Net assets	$30,931,422
Shares outstanding	1,222,257
Net asset value per share	$25.31
Institutional 2 Class
Net assets	$2,112,281
Shares outstanding	81,557
Net asset value per share	$25.90
Institutional 3 Class
Net assets	$51,025,636
Shares outstanding	1,866,106
Net asset value per share	$27.34
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Small Cap Value Fund  | 2026
7

Statement of Operations
Year Ended May 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$7,477,503
Dividends — affiliated issuers	113,078
Foreign taxes withheld	(37,540)
Total income	7,553,041
Expenses:
Management services fees	3,324,777
Distribution and/or service fees
Class A	740,641
Transfer agent fees
Class A	321,184
Institutional Class	34,422
Institutional 2 Class	1,082
Institutional 3 Class	2,142
Custodian fees	3,852
Printing and postage fees	39,374
Registration fees	74,442
Accounting services fees	32,824
Legal fees	22,419
Compensation of chief compliance officer	60
Compensation of board members	14,628
Deferred compensation of board members	54,811
Other	14,241
Total expenses	4,680,899
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(333,084)
Expense reduction	(300)
Total net expenses	4,347,515
Net investment income	3,205,526
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	45,891,454
Investments — affiliated issuers	739
Net realized gain	45,892,193
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	70,084,975
Investments — affiliated issuers	(352)
Net change in unrealized appreciation (depreciation)	70,084,623
Net realized and unrealized gain	115,976,816
Net increase in net assets resulting from operations	$119,182,342
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Select Small Cap Value Fund  | 2026

Statement of Changes in Net Assets

	Year Ended May 31, 2026	Year Ended May 31, 2025
Operations
Net investment income	$3,205,526	$3,127,871
Net realized gain	45,892,193	65,214,598
Net change in unrealized appreciation (depreciation)	70,084,623	(68,825,101)
Net increase (decrease) in net assets resulting from operations	119,182,342	(482,632)
Distributions to shareholders
Net investment income and net realized gains
Class A	(28,524,050)	(55,312,169)
Institutional Class	(2,525,948)	(5,508,299)
Institutional 2 Class	(158,952)	(343,798)
Institutional 3 Class	(3,882,879)	(8,533,756)
Total distributions to shareholders	(35,091,829)	(69,698,022)
Increase (decrease) in net assets from capital stock activity	(44,785,814)	11,759,796
Total increase (decrease) in net assets	39,304,699	(58,420,858)
Net assets at beginning of year	364,250,775	422,671,633
Net assets at end of year	$403,555,474	$364,250,775
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Small Cap Value Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2026		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	194,104	3,483,646	274,054	5,040,780
Distributions reinvested	1,658,883	28,018,534	2,917,344	54,320,951
Shares redeemed	(2,908,416)	(52,299,389)	(2,479,169)	(45,522,632)
Net increase (decrease)	(1,055,429)	(20,797,209)	712,229	13,839,099
Advisor Class
Shares sold	—	—	8,312	211,172
Shares redeemed	—	—	(84,986)	(2,336,332)
Net decrease	—	—	(76,674)	(2,125,160)
Institutional Class
Shares sold	374,878	8,400,560	557,807	12,443,771
Distributions reinvested	117,332	2,508,557	236,806	5,463,103
Shares redeemed	(745,193)	(16,886,289)	(831,328)	(17,992,960)
Net decrease	(252,983)	(5,977,172)	(36,715)	(86,086)
Institutional 2 Class
Shares sold	16,160	399,626	23,702	545,654
Distributions reinvested	7,268	158,952	14,575	343,389
Shares redeemed	(33,440)	(784,386)	(47,967)	(1,097,930)
Net decrease	(10,012)	(225,808)	(9,690)	(208,887)
Institutional 3 Class
Shares sold	72,095	1,728,966	41,385	973,280
Distributions reinvested	167,848	3,875,610	323,438	8,008,328
Shares redeemed	(964,126)	(23,390,201)	(336,035)	(8,640,778)
Net increase (decrease)	(724,183)	(17,785,625)	28,788	340,830
Total net increase (decrease)	(2,042,607)	(44,785,814)	617,938	11,759,796
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Select Small Cap Value Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2026	$16.23	0.14	5.43	5.57	(0.15)	(1.68)	(1.83)
Year Ended 5/31/2025	$19.53	0.13	0.15 (d)	0.28	(0.11)	(3.47)	(3.58)
Year Ended 5/31/2024	$17.32	0.10	3.33	3.43	(0.14)	(1.08)	(1.22)
Year Ended 5/31/2023	$19.47	0.16	(1.49)	(1.33)	(0.15)	(0.67)	(0.82)
Year Ended 5/31/2022	$22.67	0.03	(1.78)	(1.75)	(0.01)	(1.44)	(1.45)
Institutional Class
Year Ended 5/31/2026	$20.13	0.23	6.82	7.05	(0.19)	(1.68)	(1.87)
Year Ended 5/31/2025	$23.45	0.21	0.10 (d)	0.31	(0.16)	(3.47)	(3.63)
Year Ended 5/31/2024	$20.58	0.17	3.97	4.14	(0.19)	(1.08)	(1.27)
Year Ended 5/31/2023	$22.96	0.24	(1.75)	(1.51)	(0.20)	(0.67)	(0.87)
Year Ended 5/31/2022	$26.47	0.09	(2.10)	(2.01)	(0.06)	(1.44)	(1.50)
Institutional 2 Class
Year Ended 5/31/2026	$20.56	0.25	6.97	7.22	(0.20)	(1.68)	(1.88)
Year Ended 5/31/2025	$23.89	0.23	0.09 (d)	0.32	(0.18)	(3.47)	(3.65)
Year Ended 5/31/2024	$20.93	0.19	4.05	4.24	(0.20)	(1.08)	(1.28)
Year Ended 5/31/2023	$23.35	0.27	(1.81)	(1.54)	(0.21)	(0.67)	(0.88)
Year Ended 5/31/2022	$26.89	0.12	(2.15)	(2.03)	(0.07)	(1.44)	(1.51)
Institutional 3 Class
Year Ended 5/31/2026	$21.61	0.27	7.35	7.62	(0.21)	(1.68)	(1.89)
Year Ended 5/31/2025	$24.94	0.25	0.08 (d)	0.33	(0.19)	(3.47)	(3.66)
Year Ended 5/31/2024	$21.80	0.21	4.22	4.43	(0.21)	(1.08)	(1.29)
Year Ended 5/31/2023	$24.28	0.29	(1.88)	(1.59)	(0.22)	(0.67)	(0.89)
Year Ended 5/31/2022	$27.90	0.13	(2.23)	(2.10)	(0.08)	(1.44)	(1.52)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Select Small Cap Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2026	$19.97	36.36%	1.30%	1.21% (c)	0.77%	9%	$319,486
Year Ended 5/31/2025	$16.23	(0.91% )	1.29%	1.23% (c)	0.69%	20%	$276,691
Year Ended 5/31/2024	$19.53	20.61%	1.30%	1.26% (c)	0.52%	7%	$319,061
Year Ended 5/31/2023	$17.32	(7.04% )	1.31%	1.28% (c)	0.88%	11%	$299,209
Year Ended 5/31/2022	$19.47	(8.35% )	1.28%	1.26% (c)	0.12%	7%	$356,657
Institutional Class
Year Ended 5/31/2026	$25.31	36.75%	1.05%	0.96% (c)	1.02%	9%	$30,931
Year Ended 5/31/2025	$20.13	(0.63% )	1.04%	0.98% (c)	0.93%	20%	$29,692
Year Ended 5/31/2024	$23.45	20.81%	1.05%	1.01% (c)	0.78%	7%	$35,461
Year Ended 5/31/2023	$20.58	(6.75% )	1.06%	1.03% (c)	1.12%	11%	$46,062
Year Ended 5/31/2022	$22.96	(8.15% )	1.03%	1.01% (c)	0.37%	7%	$49,338
Institutional 2 Class
Year Ended 5/31/2026	$25.90	36.83%	0.99%	0.91%	1.08%	9%	$2,112
Year Ended 5/31/2025	$20.56	(0.62% )	0.98%	0.92%	1.00%	20%	$1,883
Year Ended 5/31/2024	$23.89	20.96%	0.99%	0.95%	0.84%	7%	$2,419
Year Ended 5/31/2023	$20.93	(6.75% )	0.99%	0.96%	1.23%	11%	$2,398
Year Ended 5/31/2022	$23.35	(8.10% )	0.97%	0.95%	0.46%	7%	$2,729
Institutional 3 Class
Year Ended 5/31/2026	$27.34	36.90%	0.94%	0.85%	1.12%	9%	$51,026
Year Ended 5/31/2025	$21.61	(0.55% )	0.93%	0.87%	1.05%	20%	$55,985
Year Ended 5/31/2024	$24.94	21.01%	0.93%	0.89%	0.89%	7%	$63,895
Year Ended 5/31/2023	$21.80	(6.69% )	0.93%	0.91%	1.25%	11%	$84,978
Year Ended 5/31/2022	$24.28	(8.05% )	0.92%	0.90%	0.48%	7%	$106,349
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Small Cap Value Fund  | 2026
13

Notes to Financial Statements
May 31, 2026
Note 1. Organization
Columbia Select Small Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
14
Columbia Select Small Cap Value Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Select Small Cap Value Fund  | 2026
15

Notes to Financial Statements (continued)
May 31, 2026
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2026 was 0.87% of the Fund’s average daily net assets.
16
Columbia Select Small Cap Value Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended May 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $300.
Columbia Select Small Cap Value Fund  | 2026
17

Notes to Financial Statements (continued)
May 31, 2026
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended May 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	27,025

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through September 30, 2026 (%)
Class A	1.22
Institutional Class	0.97
Institutional 2 Class	0.91
Institutional 3 Class	0.86
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
18
Columbia Select Small Cap Value Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
At May 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, post-October capital losses, trustees’ deferred compensation, distribution reclassifications and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
(28)	(2,646,972)	2,647,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2026			Year Ended May 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
6,558,036	28,533,793	35,091,829	2,420,823	67,277,199	69,698,022
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
2,018,990	23,657,177	—	150,565,051
At May 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
252,877,258	182,693,175	(32,128,124)	150,565,051
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of May 31, 2026, the Fund will elect to treat the following late-year ordinary losses and post-October capital losses as arising on June 1, 2026.
Late year ordinary losses ($)	Post-October capital losses ($)
—	1,470,597
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Select Small Cap Value Fund  | 2026
19

Notes to Financial Statements (continued)
May 31, 2026
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $36,079,855 and $110,630,721, respectively, for the year ended May 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended May 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2026.
20
Columbia Select Small Cap Value Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At May 31, 2026, affiliated shareholders of record owned 73.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Select Small Cap Value Fund  | 2026
21

Notes to Financial Statements (continued)
May 31, 2026
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
22
Columbia Select Small Cap Value Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Select Small Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Select Small Cap Value Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Select Small Cap Value Fund  | 2026
23

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend
90.14%	85.10%	9.86%	$46,001,609
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
24
Columbia Select Small Cap Value Fund  | 2026

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Columbia Select Small Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN218_(07/26)

Columbia Commodity Strategy Fund
Annual Financial Statements and Additional Information
May 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Commodity Strategy Fund | 2026

Consolidated Portfolio of Investments
May 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 11.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	10,754	10,784
Series 2024-2PL Class A
10/27/2031	5.070%	164,402	164,869
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	37,579	37,859
Affirm Asset Securitization Trust(a)
Series 2024-B Class A
09/15/2029	4.620%	3,020,000	3,024,661
Series 2026-X1 Class A
04/15/2031	4.270%	1,000,000	1,000,219
Affirm Master Trust(a)
Series 2025-2A Class A
07/15/2033	4.670%	1,000,000	1,003,880
American Credit Acceptance Receivables Trust(a)
Series 2022-4 Class D
02/15/2029	8.000%	428,768	430,449
BMW Vehicle Lease Trust
Series 2024-1 Class A4
06/25/2027	5.000%	537,169	537,802
CarMax Auto Owner Trust
Series 2023-1 Class A4
01/16/2029	4.650%	2,462,000	2,467,842
Series 2023-3 Class A3
05/15/2028	5.280%	1,654,316	1,661,054
Series 2025-1 Class A3
01/15/2030	4.840%	1,250,000	1,258,454
CNH Equipment Trust
Series 2023-A Class A3
08/15/2028	4.810%	1,234,548	1,239,622
Series 2024-C Class A2A
02/18/2028	4.300%	43,413	43,420
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	225,000	225,412
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	192,207	192,406
Enterprise Fleet Financing LLC(a)
Series 2024-1 Class A2
03/20/2030	5.230%	689,688	692,948
FCCU Auto Receivables Trust(a)
Series 2026-1A Class A2
10/15/2029	3.980%	1,475,000	1,472,462
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust(a)
Series 2022-1 Class A
11/15/2034	3.880%	2,975,000	2,967,731
Ford Credit Auto Owner Trust
Series 2023-A Class A4
12/15/2028	4.560%	2,500,000	2,507,375
Series 2024-C Class A2A
08/15/2027	4.320%	29,820	29,823
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	689,242	694,308
Series 2024-4A Class A2
12/17/2029	4.430%	2,310,527	2,313,722
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	2,500,000	2,520,463
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	9,267	9,275
Series 2025-1A Class A2
03/25/2060	5.120%	103,258	103,598
Series 2025-2 Class A2
06/25/2060	4.930%	358,069	358,631
Harley-Davidson Motorcycle Trust
Series 2024-A Class A3
03/15/2029	5.370%	3,156,488	3,177,434
Hyundai Auto Lease Securitization Trust(a)
Series 2024-C Class A3
04/17/2028	4.620%	2,650,000	2,655,943
Hyundai Auto Receivables Trust
Series 2025-B Class A2A
08/15/2028	4.450%	551,977	552,880
John Deere Owner Trust
Series 2024-A Class A3
11/15/2028	4.960%	3,496,264	3,514,852
Kubota Credit Owner Trust(a)
Series 2024-2A Class A2
04/15/2027	5.450%	3,357	3,359
Series 2024-2A Class A3
11/15/2028	5.260%	2,900,000	2,924,370
Marlette Funding Trust(a)
Series 2025-1A Class A
07/16/2035	4.750%	99,420	99,472
Mercedes-Benz Auto Receivables Trust
Series 2023-2 Class A3
11/15/2028	5.950%	281,219	283,687
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2026
3

Consolidated Portfolio of Investments (continued)
May 31, 2026
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Auto Receivables Owner Trust
Series 2025-A Class A2A
02/15/2028	4.500%	807,223	808,517
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	398,278	399,339
Series 2024-5 Class A
10/15/2031	6.278%	59,950	59,983
Series 2024-6 Class A
11/15/2031	6.093%	48,664	48,688
Series 2025-1 Class A2
07/15/2032	5.156%	134,569	134,943
Series 2025-R3 Class A
01/18/2033	4.841%	365,744	365,292
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	345,410	345,920
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	416,213	416,773
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	156,250	156,952
Series 2024-2A Class A2
04/20/2027	4.740%	124,557	124,714
RCKT Trust(a)
Series 2025-1A Class A
07/25/2034	4.900%	354,795	355,397
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	106,988	107,099
Series 2025-2A Class A
08/18/2032	4.930%	336,415	337,565
Research-Driven Pagaya Motor Asset Trust(a)
Series 2025-4A Class A2
04/25/2034	5.124%	379,596	380,602
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%	1,101,016	1,101,731
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	142,980	143,342
Series 2025-2 Class A
06/25/2034	4.820%	1,343,379	1,346,480
Series 2025-4 Class A
08/25/2035	4.240%	832,935	832,844
Series 2026-1 Class A
12/26/2035	4.060%	1,726,303	1,723,677
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2026-2 Class A
03/25/2036	4.270%	500,000	499,785
Toyota Auto Receivables Owner Trust
Series 2023-A Class A3
09/15/2027	4.630%	109,626	109,716
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST5 Class A
09/15/2032	4.794%	535,010	535,412
Series 2025-ST8 Class A
12/15/2033	4.618%	1,281,230	1,282,281
Series 2026-ST2 Class A
06/15/2034	4.413%	1,075,000	1,075,006
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	27,931	27,952
Series 2025-3 Class A2
09/20/2035	4.600%	552,681	552,948
Volkswagen Auto Lease Trust
Series 2024-A Class A4
12/20/2028	5.200%	1,500,000	1,505,924
World Omni Auto Receivables Trust
Series 2024-A Class A3
03/15/2029	4.860%	504,322	506,472
Series 2024-B Class A3
09/17/2029	5.270%	947,398	954,126
Total Asset-Backed Securities — Non-Agency (Cost $56,473,100)			56,420,546

Commercial Mortgage-Backed Securities - Non-Agency 2.7%

BANK
Series 2017-BNK5 Class A4
06/15/2060	3.131%	1,367,335	1,351,824
Series 2019-BNK18 Class ASB
05/15/2062	3.432%	2,250,357	2,225,710
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	1,083,554	1,079,446
CD Mortgage Trust
Series 2017-CD4 Class ASB
05/10/2050	3.317%	361,228	359,924
Series 2017-CD6 Class ASB
11/13/2050	3.332%	286,197	284,514
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	45,385	45,278
Citigroup Commercial Mortgage Trust
Series 2016-P6 Class A4
12/10/2049	3.458%	1,190,860	1,186,632
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
4
Columbia Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class ASB
12/15/2052	2.868%	803,224	782,607
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	370,353	369,647
GS Mortgage Securities Trust
Series 2016-GS4 Class A3
11/10/2049	3.178%	624,863	624,030
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	424,113	423,155
Tricon American Homes(a)
Series 2020-SFR1 Class A
07/17/2038	1.499%	1,355,509	1,349,662
UBS Commercial Mortgage Trust
Series 2017-C3 Class ASB
08/15/2050	3.215%	805,579	800,736
Wells Fargo Commercial Mortgage Trust
Series 2016-C36 Class A3
11/15/2059	2.807%	339,374	338,120
Series 2016-LC25 Class A4
12/15/2059	3.640%	1,500,000	1,494,412
Series 2017-C40 Class A3
10/15/2050	3.317%	477,182	471,820
Series 2018-C45 Class ASB
06/15/2051	4.147%	260,238	259,661
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $13,376,543)			13,447,178

Corporate Bonds & Notes 17.1%

Aerospace & Defense 0.7%
BAE Systems PLC(a)
03/26/2027	5.000%	825,000	830,369
Boeing Co. (The)
03/01/2029	3.200%	975,000	941,409
L3Harris Technologies, Inc.
06/15/2028	4.400%	925,000	923,470
RTX Corp.
03/15/2027	3.500%	900,000	895,786
Total			3,591,034
Automotive 0.2%
Toyota Motor Credit Corp.(b)
SOFR + 0.480% 05/12/2028	4.100%	900,000	901,401
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 4.9%
Bank of America Corp.(b)
SOFR + 1.110% 05/09/2029	4.730%	1,900,000	1,914,499
Bank of Montreal(c)
09/10/2027	4.567%	1,075,000	1,075,458
Bank of New York Mellon Corp. (The)(b)
SOFR + 0.680% 06/09/2028	4.300%	925,000	925,473
Bank of Nova Scotia (The)(b)
SOFR + 0.760% 09/15/2028	4.380%	925,000	926,186
Canadian Imperial Bank of Commerce(c)
09/08/2028	4.243%	925,000	922,868
Citigroup, Inc.(c)
06/09/2027	1.462%	1,700,000	1,698,931
Cooperatieve Rabobank UA(b)
SOFR + 0.410% 01/14/2028	4.030%	800,000	800,237
Goldman Sachs Group, Inc. (The)(c)
03/15/2028	3.615%	1,750,000	1,738,972
HSBC Holdings PLC(c)
03/13/2028	4.041%	1,165,000	1,161,579
JPMorgan Chase & Co.(c)
04/22/2028	5.571%	1,800,000	1,819,173
Morgan Stanley(c)
07/20/2027	1.512%	1,775,000	1,768,121
PNC Financial Services Group, Inc. (The)(c)
07/23/2027	5.102%	900,000	900,878
Royal Bank of Canada(b)
SOFR + 0.790% 07/23/2027	4.410%	925,000	925,525
Skandinaviska Enskilda Banken AB(a)
03/05/2027	5.125%	800,000	806,357
State Street Corp.(c)
04/24/2028	4.543%	925,000	927,036
Toronto-Dominion Bank (The)(b)
SOFR + 0.580% 01/13/2028	4.200%	950,000	950,618
Truist Bank(c)
01/27/2029	4.144%	1,000,000	994,359
UBS Group AG(a),(c)
05/12/2028	4.751%	825,000	827,650
US Bank(b)
SOFR + 0.660% 05/20/2029	4.280%	1,100,000	1,099,663
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2026
5

Consolidated Portfolio of Investments (continued)
May 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(b)
SOFR + 0.720% 05/20/2029	4.340%	1,675,000	1,674,857
Westpac Banking Corp.(a),(b)
SOFR + 0.440% 05/11/2028	4.060%	875,000	875,338
Total			24,733,778
Cable and Satellite 0.4%
Charter Communications Operating LLC/Capital
03/15/2028	4.200%	925,000	915,016
Comcast Corp.
01/15/2027	2.350%	900,000	890,610
Total			1,805,626
Chemicals 0.2%
LYB International Finance II BV
03/02/2027	3.500%	900,000	894,405
Construction Machinery 0.3%
Caterpillar Financial Services Corp.(b)
SOFR + 0.430% 05/15/2028	4.050%	900,000	899,971
John Deere Capital Corp.(b)
SOFR + 0.500% 03/06/2028	4.120%	900,000	900,812
Total			1,800,783
Diversified Manufacturing 0.3%
Carrier Global Corp.
02/15/2027	2.493%	900,000	889,223
Siemens Financieringsmaatschappij NV(a)
03/16/2027	3.400%	700,000	696,933
Total			1,586,156
Electric 1.7%
Dominion Energy, Inc.
05/15/2028	4.600%	900,000	902,169
DTE Energy Co.
06/01/2028	4.875%	875,000	881,744
Duke Energy Corp.
08/15/2027	3.150%	925,000	912,388
Eversource Energy
03/01/2027	2.900%	900,000	890,897
Georgia Power Co.(b)
SOFR + 0.420% 11/22/2027	4.040%	489,000	490,025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	900,000	904,095
Public Service Enterprise Group, Inc.
11/15/2027	5.850%	900,000	918,659
Vistra Operations Co. LLC(a)
10/15/2028	4.300%	695,000	686,918
WEC Energy Group, Inc.
01/15/2028	4.750%	900,000	904,724
Xcel Energy, Inc.
03/21/2028	4.750%	900,000	903,653
Total			8,395,272
Food and Beverage 1.0%
Bacardi Ltd.(a)
05/15/2028	4.700%	935,000	934,100
Diageo Capital PLC
10/24/2027	5.300%	300,000	304,169
Kraft Heinz Foods Co.
05/15/2027	3.875%	900,000	897,306
Mars, Inc.(a)
03/01/2027	4.450%	925,000	928,446
Mondelez International, Inc.
03/17/2027	2.625%	925,000	914,232
PepsiCo, Inc.
01/15/2029	4.100%	925,000	922,619
Total			4,900,872
Health Care 0.9%
Becton Dickinson and Co.
06/06/2027	3.700%	900,000	894,728
Cigna Corp.
10/15/2028	4.375%	925,000	923,764
CVS Health Corp.
03/25/2028	4.300%	925,000	922,067
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	900,000	915,914
HCA, Inc.
09/01/2028	5.625%	900,000	916,547
Total			4,573,020
Healthcare Insurance 0.4%
Elevance Health, Inc.
03/01/2028	4.101%	925,000	920,111
UnitedHealth Group, Inc.
06/15/2028	4.400%	900,000	901,121
Total			1,821,232
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6
Columbia Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.2%
Woodside Finance Ltd.(a)
03/15/2028	3.700%	950,000	935,986
Integrated Energy 0.2%
BP Capital Markets PLC
09/19/2027	3.279%	925,000	916,946
Life Insurance 0.7%
Corebridge Global Funding(a)
08/20/2027	4.650%	900,000	900,230
Metropolitan Life Global Funding I(a)
04/13/2028	4.250%	925,000	922,677
Pricoa Global Funding I(a)
08/27/2027	4.400%	925,000	926,552
Principal Life Global Funding II(a)
08/18/2028	4.250%	925,000	918,959
Total			3,668,418
Midstream 1.4%
Enbridge, Inc.
11/20/2028	4.200%	925,000	918,840
Energy Transfer Operating LP
06/15/2028	4.950%	875,000	881,802
Enterprise Products Operating LLC
06/20/2028	4.300%	900,000	899,023
Kinder Morgan, Inc.
11/15/2026	1.750%	900,000	890,354
MPLX LP
03/15/2028	4.000%	900,000	893,002
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	900,000	900,940
Western Midstream Operating LP
01/15/2029	6.350%	850,000	883,311
Williams Companies, Inc. (The)
06/15/2027	3.750%	925,000	920,465
Total			7,187,737
Natural Gas 0.3%
CenterPoint Energy Resources Corp.
03/01/2028	5.250%	875,000	888,729
NiSource, Inc.
03/30/2028	5.250%	900,000	912,478
Total			1,801,207
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.1%
AbbVie, Inc.(b)
SOFR + 0.480% 03/03/2028	4.100%	925,000	926,027
Amgen, Inc.
03/02/2028	5.150%	900,000	911,261
AstraZeneca Finance LLC
05/28/2028	1.750%	975,000	930,486
Bristol Myers Squibb Co.
02/20/2028	3.900%	775,000	772,224
Gilead Sciences, Inc.
05/20/2028	4.250%	925,000	924,845
Merck & Co., Inc.(b)
SOFR + 0.370% 05/22/2028	3.990%	925,000	924,700
Total			5,389,543
Railroads 0.2%
Norfolk Southern Corp.
06/01/2027	3.150%	350,000	346,227
Union Pacific Corp.
02/05/2027	2.150%	900,000	888,233
Total			1,234,460
Retailers 0.2%
Home Depot, Inc. (The)
06/25/2026	5.150%	900,000	900,663
Technology 0.9%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	925,000	915,152
Fidelity National Information Services, Inc.(b)
SOFR + 1.210% 03/10/2029	4.830%	925,000	927,234
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	900,000	901,048
Oracle Corp.
02/04/2029	4.550%	975,000	965,377
Synopsys, Inc.
04/01/2028	4.650%	910,000	913,681
Total			4,622,492
Transportation Services 0.2%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	900,000	903,566
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2026
7

Consolidated Portfolio of Investments (continued)
May 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.3%
American Tower Corp.
07/15/2027	3.550%	900,000	892,684
T-Mobile US, Inc.
04/15/2027	3.750%	900,000	896,469
Total			1,789,153
Wirelines 0.4%
AT&T, Inc.
02/15/2028	4.100%	900,000	896,341
Verizon Communications, Inc.
03/22/2028	2.100%	1,100,000	1,058,018
Total			1,954,359
Total Corporate Bonds & Notes (Cost $86,428,208)			86,308,109

Foreign Government Obligations(d) 0.4%

Canada 0.4%
Province of Ontario Canada
05/21/2027	1.050%	950,000	923,348
Province of Quebec Canada
04/13/2028	3.625%	925,000	917,293
Total			1,840,641
Total Foreign Government Obligations (Cost $1,847,093)			1,840,641

Residential Mortgage-Backed Securities - Non-Agency 4.1%

A&D Mortgage Trust(a),(c)
CMO Series 2023-NQM2 Class A1
05/25/2068	6.132%	565,110	563,868
BRAVO Residential Funding Trust(a),(c)
CMO Series 2024-NQM6 Class A1
08/01/2064	5.409%	478,556	479,969
BRAVO Residential Funding Trust(a),(b)
CMO Series 2025-HE1 Class A1
30-day Average SOFR + 1.350% 09/25/2072	4.962%	2,612,164	2,618,263
COLT Mortgage Loan Trust(a),(c)
CMO Series 2024-6 Class A1
11/25/2069	5.390%	2,036,695	2,043,292
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	5.512%	10,382	10,388
Cross Mortgage Trust(a),(e)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	2,026,529	2,035,714
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homes Trust(a),(e)
CMO Series 2025-NQM3 Class A1
02/25/2070	5.630%	1,201,811	1,208,862
Homeward Opportunities Fund Trust(a),(c)
CMO Series 2025-RRTL2 Class A1
09/25/2040	5.237%	1,650,000	1,652,919
JP Morgan Mortgage Trust(a),(b)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	4.840%	445,461	445,701
OBX Trust(a),(e)
CMO Series 2024-NQ17 Class A1
11/25/2064	5.610%	788,779	793,186
PRET LLC(a),(c)
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	529,407	529,681
CMO Series 2025-NPL8 Class A1
08/25/2055	5.732%	1,035,650	1,036,301
PRPM LLC(a),(c)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	578,229	578,514
RCO VIII Mortgage LLC(a),(c)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	128,815	128,907
Reneu Redi Q-1 Trust(a),(c),(f)
CMO Series 2026-RTL1 Class A1
06/25/2041	5.925%	1,025,000	1,026,545
SAIF Securitization Trust(a),(c)
CMO Series 2024-CES1 Class A1
07/25/2054	5.965%	935,492	940,294
Towd Point Mortgage Trust(a),(e)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	251,922	246,250
VCAT LLC(a),(c)
CMO Series 2026-NPL2 Class A1
02/25/2056	4.987%	1,503,215	1,503,222
Verus Securitization Trust(a),(c)
CMO Series 2024-1 Class A1
01/25/2069	5.712%	1,913,950	1,917,971
Series 2025-10 Class A1FC
06/25/2070	5.017%	934,854	935,472
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $20,704,481)			20,695,319

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8
Columbia Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Treasury Bills 0.4%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.4%
U.S. Treasury Bills
07/28/2026	3.620%	1,850,000	1,839,052
Total Treasury Bills (Cost $1,839,056)			1,839,052

U.S. Government & Agency Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(b)
SOFR + 0.115% 02/10/2027	3.735%	225,000	225,440
Federal Farm Credit Banks Funding Corp.
08/27/2027	3.625%	750,000	746,551
11/10/2027	3.500%	475,000	471,486
Federal Home Loan Banks
03/12/2027	4.500%	350,000	351,634
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
09/24/2026	1.875%	40,000	39,759
Total U.S. Government & Agency Obligations (Cost $1,841,715)			1,834,870

Money Market Funds 33.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(g),(h)	170,002,693	169,934,692
Total Money Market Funds (Cost $169,934,692)		169,934,692
Total Investments in Securities (Cost: $352,444,888)		352,320,407
Other Assets & Liabilities, Net		151,024,627
Net Assets		503,345,034
At May 31, 2026, securities and/or cash totaling $42,791,103 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	73	07/2026	USD	6,505,030	163,387	—
Brent Crude	93	07/2026	USD	8,287,230	—	(318,760)
Brent Crude	82	09/2026	USD	7,019,200	166,467	—
Brent Crude	40	09/2026	USD	3,424,000	—	(56,202)
Brent Crude	162	11/2026	USD	13,436,280	418,932	—
Brent Crude	90	11/2026	USD	7,464,600	—	(58,806)
Brent Crude	129	01/2027	USD	10,439,970	—	(341,697)
Cocoa	14	07/2026	USD	549,220	18,296	—
Cocoa	1	07/2026	USD	39,230	—	(6,604)
Cocoa	27	09/2026	USD	1,079,730	65,595	—
Cocoa	53	12/2026	USD	2,173,530	126,322	—
Cocoa	26	03/2027	USD	1,086,280	—	(59,409)
Coffee	326	07/2026	USD	32,469,600	—	(2,251,150)
Coffee	16	09/2026	USD	1,552,200	—	(85,005)
Coffee	34	12/2026	USD	3,202,800	—	(193,116)
Coffee	17	03/2027	USD	1,587,375	—	(69,390)
Copper	30	09/2026	USD	4,836,375	454,636	—
Copper	7	09/2026	USD	1,128,488	—	(2,199)
Copper	73	12/2026	USD	11,931,850	848,609	—
Copper	19	03/2027	USD	3,148,063	1,838	—
Copper	17	03/2027	USD	2,816,688	—	(24,630)
Corn	72	12/2026	USD	1,710,000	12,106	—
Corn	298	12/2026	USD	7,077,500	—	(224,985)
Corn	179	03/2027	USD	4,383,263	—	(165,450)
Cotton	106	12/2026	USD	4,218,270	—	(6,661)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2026
9

Consolidated Portfolio of Investments (continued)
May 31, 2026
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Cotton	35	03/2027	USD	1,412,600	—	(62,041)
Feeder Cattle	203	08/2026	USD	35,365,138	—	(1,478,744)
Gas Oil	76	07/2026	USD	7,609,500	187,270	—
Gas Oil	47	07/2026	USD	4,705,875	—	(167,903)
Gas Oil	16	09/2026	USD	1,530,800	76,301	—
Gas Oil	16	09/2026	USD	1,530,800	—	(109,456)
Gas Oil	12	11/2026	USD	1,097,100	65,735	—
Gas Oil	22	11/2026	USD	2,011,350	—	(104,037)
Gas Oil	28	01/2027	USD	2,433,900	44,862	—
Gas Oil	43	01/2027	USD	3,737,775	—	(139,950)
Gold 100 oz.	147	08/2026	USD	67,517,100	—	(1,775,689)
Hard Red Winter Wheat	42	09/2026	USD	1,389,150	33,496	—
Hard Red Winter Wheat	23	09/2026	USD	760,725	—	(19,708)
Hard Red Winter Wheat	76	12/2026	USD	2,572,600	57,493	—
Hard Red Winter Wheat	51	12/2026	USD	1,726,350	—	(52,634)
Hard Red Winter Wheat	62	03/2027	USD	2,139,775	—	(107,597)
Lead	520	07/2026	USD	26,127,530	370,072	—
Lead	12	09/2026	USD	608,271	16,859	—
Lead	12	11/2026	USD	613,296	11,771	—
Lead	24	01/2027	USD	1,236,450	15,224	—
Lean Hogs	51	10/2026	USD	1,740,630	—	(114,873)
Lean Hogs	111	12/2026	USD	3,470,970	—	(201,709)
Lean Hogs	54	02/2027	USD	1,753,920	—	(90,982)
Live Cattle	321	08/2026	USD	30,694,020	—	(39,683)
Live Cattle	33	10/2026	USD	3,041,610	—	(58,504)
Live Cattle	66	12/2026	USD	6,064,080	—	(193,407)
Live Cattle	33	02/2027	USD	3,040,620	—	(65,314)
Natural Gas	293	06/2026	USD	9,639,700	297,726	—
Natural Gas	21	06/2026	USD	690,900	—	(171)
Natural Gas	154	08/2026	USD	5,051,200	45,566	—
Natural Gas	115	10/2026	USD	4,073,300	22,945	—
Natural Gas	29	10/2026	USD	1,027,180	—	(8,189)
Natural Gas	227	12/2026	USD	10,255,860	—	(214,464)
Nickel	16	09/2026	USD	1,834,522	105,848	—
Nickel	2	09/2026	USD	229,315	—	(7,624)
Nickel	13	11/2026	USD	1,498,193	60,502	—
Nickel	4	11/2026	USD	460,982	—	(15,486)
Nickel	33	01/2027	USD	3,822,905	67,522	—
Nickel	2	01/2027	USD	231,691	—	(7,875)
NY Harbor ULSD Heat Oil	86	06/2026	USD	12,600,823	—	(729,277)
NY Harbor ULSD Heat Oil	6	08/2026	USD	854,406	55,649	—
NY Harbor ULSD Heat Oil	11	08/2026	USD	1,566,411	—	(65,547)
NY Harbor ULSD Heat Oil	2	10/2026	USD	275,923	23,034	—
NY Harbor ULSD Heat Oil	16	10/2026	USD	2,207,386	—	(35,505)
NY Harbor ULSD Heat Oil	27	12/2026	USD	3,584,120	64,601	—
NY Harbor ULSD Heat Oil	10	12/2026	USD	1,327,452	—	(83,243)
Primary Aluminum	40	09/2026	USD	3,655,940	162,759	—
Primary Aluminum	40	11/2026	USD	3,599,750	113,536	—
Primary Aluminum	82	01/2027	USD	7,266,225	232,828	—
RBOB Gasoline	126	06/2026	USD	16,058,045	621,301	—
RBOB Gasoline	263	06/2026	USD	33,517,982	—	(2,047,606)
RBOB Gasoline	7	08/2026	USD	843,809	45,371	—
RBOB Gasoline	15	08/2026	USD	1,808,163	—	(119,703)
RBOB Gasoline	3	10/2026	USD	320,078	20,708	—
RBOB Gasoline	22	10/2026	USD	2,347,237	—	(80,623)
RBOB Gasoline	15	12/2026	USD	1,515,780	7,516	—
RBOB Gasoline	37	12/2026	USD	3,738,924	—	(148,824)
Silver	41	07/2026	USD	15,554,375	—	(303,264)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10
Columbia Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean	134	07/2026	USD	7,951,225	—	(78,951)
Soybean	142	11/2026	USD	8,449,000	325,532	—
Soybean	23	11/2026	USD	1,368,500	—	(377)
Soybean	163	01/2027	USD	9,808,525	123,708	—
Soybean Meal	437	07/2026	USD	14,412,260	79,341	—
Soybean Meal	159	12/2026	USD	5,092,770	112,177	—
Soybean Meal	159	01/2027	USD	5,107,080	29,866	—
Soybean Oil	418	07/2026	USD	19,492,176	777,243	—
Soybean Oil	147	12/2026	USD	6,389,208	611,040	—
Soybean Oil	148	01/2027	USD	6,365,184	390,954	—
Sugar #11	192	06/2026	USD	3,023,462	—	(87,522)
Sugar #11	17	09/2026	USD	276,842	5,206	—
Sugar #11	129	09/2026	USD	2,100,739	—	(139,994)
Sugar #11	413	02/2027	USD	7,123,424	—	(178,738)
Wheat	27	12/2026	USD	868,050	42,406	—
Wheat	146	12/2026	USD	4,693,900	—	(53,217)
Wheat	84	03/2027	USD	2,772,000	—	(119,765)
WTI Crude	220	06/2026	USD	19,219,200	—	(1,025,124)
WTI Crude	59	08/2026	USD	4,908,210	220,664	—
WTI Crude	47	08/2026	USD	3,909,930	—	(27,525)
WTI Crude	67	10/2026	USD	5,337,220	272,308	—
WTI Crude	44	10/2026	USD	3,505,040	—	(97,293)
WTI Crude	99	12/2026	USD	7,636,860	155,103	—
WTI Crude	129	12/2026	USD	9,951,060	—	(203,412)
Zinc	21	09/2026	USD	1,857,902	118,512	—
Zinc	21	11/2026	USD	1,853,045	128,392	—
Zinc	43	01/2027	USD	3,787,075	103,458	—
Total					8,598,593	(14,525,614)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Copper	(149)	07/2026	USD	(23,799,025)	170,790	—
Corn	(463)	07/2026	USD	(10,342,263)	641,288	—
Corn	(897)	09/2026	USD	(20,440,388)	384,223	—
Cotton	(389)	07/2026	USD	(14,811,175)	71,703	—
Hard Red Winter Wheat	(514)	07/2026	USD	(16,698,575)	800,915	—
Lean Hogs	(81)	07/2026	USD	(3,223,800)	188,561	—
Lean Hogs	(13)	07/2026	USD	(517,400)	—	(100)
Nickel	(20)	07/2026	USD	(2,277,816)	75,304	—
Nickel	(139)	07/2026	USD	(15,830,821)	—	(8,401)
Primary Aluminum	(10)	07/2026	USD	(924,995)	—	(13,947)
U.S. Treasury 2-Year Note	(203)	09/2026	USD	(41,932,188)	—	(81,123)
Wheat	(644)	07/2026	USD	(19,658,100)	813,182	—
Wheat	(133)	09/2026	USD	(4,146,275)	90,892	—
Wheat	(55)	09/2026	USD	(1,714,625)	—	(340)
Zinc	(8)	07/2026	USD	(707,634)	—	(779)
Total					3,236,858	(104,690)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $69,400,608, which represents 13.79% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2026.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2026.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2026
11

Consolidated Portfolio of Investments (continued)
May 31, 2026
Notes to Consolidated Portfolio of Investments (continued)
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2026.

(f)	Represents a security purchased on a forward commitment basis.
(g)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(h)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	96,196,550	799,597,739	(725,864,543)	4,946	169,934,692	(31,627)	6,963,890	170,002,693
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12
Columbia Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Fair value measurements   (continued)
potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	56,420,546	—	56,420,546
Commercial Mortgage-Backed Securities - Non-Agency	—	13,447,178	—	13,447,178
Corporate Bonds & Notes	—	86,308,109	—	86,308,109
Foreign Government Obligations	—	1,840,641	—	1,840,641
Residential Mortgage-Backed Securities - Non-Agency	—	20,695,319	—	20,695,319
Treasury Bills	—	1,839,052	—	1,839,052
U.S. Government & Agency Obligations	—	1,834,870	—	1,834,870
Money Market Funds	169,934,692	—	—	169,934,692
Total Investments in Securities	169,934,692	182,385,715	—	352,320,407
Investments in Derivatives
Asset
Futures Contracts	11,835,451	—	—	11,835,451
Liability
Futures Contracts	(14,630,304)	—	—	(14,630,304)
Total	167,139,839	182,385,715	—	349,525,554
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2026
13

Consolidated Statement of Assets and Liabilities
May 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $182,510,196)	$182,385,715
Affiliated issuers (cost $169,934,692)	169,934,692
Cash	38,468,484
Margin deposits on:
Futures contracts	42,791,103
Receivable for:
Investments sold	19,246
Capital shares sold	73,321,237
Dividends	521,999
Interest	959,012
Foreign tax reclaims	668
Variation margin for futures contracts	3,190,763
Prepaid expenses	1,192
Total assets	511,594,111
Liabilities
Payable for:
Investments purchased	352,925
Investments purchased on a delayed delivery basis	1,024,999
Capital shares redeemed	130,094
Variation margin for futures contracts	6,587,088
Management services fees	7,478
Distribution and/or service fees	143
Transfer agent fees	12,605
Compensation of board members	1,629
Other expenses	41,271
Deferred compensation of board members	90,845
Total liabilities	8,249,077
Net assets applicable to outstanding capital stock	$503,345,034
Represented by
Paid in capital	684,932,918
Total distributable earnings (loss)	(181,587,884)
Total - representing net assets applicable to outstanding capital stock	$503,345,034
Class A
Net assets	$20,821,337
Shares outstanding	1,741,700
Net asset value per share	$11.95
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.68
Institutional Class
Net assets	$46,463,024
Shares outstanding	3,671,757
Net asset value per share	$12.65
Institutional 2 Class
Net assets	$12,322,588
Shares outstanding	931,625
Net asset value per share	$13.23
Institutional 3 Class
Net assets	$423,738,085
Shares outstanding	31,339,507
Net asset value per share	$13.52
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14
Columbia Commodity Strategy Fund  | 2026

Consolidated Statement of Operations
Year Ended May 31, 2026

Net investment income
Income:
Dividends — affiliated issuers	$6,963,890
Interest	10,021,773
Interfund lending	868
Total income	16,986,531
Expenses:
Management services fees	2,722,784
Distribution and/or service fees
Class A	37,235
Transfer agent fees
Class A	29,544
Institutional Class	71,572
Institutional 2 Class	5,237
Institutional 3 Class	14,198
Custodian fees	19,149
Printing and postage fees	27,619
Registration fees	86,777
Accounting services fees	43,778
Legal fees	23,055
Compensation of chief compliance officer	65
Compensation of board members	15,281
Deferred compensation of board members	28,081
Other	19,252
Total expenses	3,143,627
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,008)
Expense reduction	(20)
Total net expenses	3,142,599
Net investment income	13,843,932
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	534,887
Investments — affiliated issuers	(31,627)
Futures contracts	156,042,504
Net realized gain	156,545,764
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(414,796)
Investments — affiliated issuers	4,946
Futures contracts	(51,137)
Net change in unrealized appreciation (depreciation)	(460,987)
Net realized and unrealized gain	156,084,777
Net increase in net assets resulting from operations	$169,928,709
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2026
15

Consolidated Statement of Changes in Net Assets

	Year Ended May 31, 2026	Year Ended May 31, 2025
Operations
Net investment income	$13,843,932	$11,049,909
Net realized gain (loss)	156,545,764	(3,359,888)
Net change in unrealized appreciation (depreciation)	(460,987)	(8,717,413)
Net increase (decrease) in net assets resulting from operations	169,928,709	(1,027,392)
Distributions to shareholders
Net investment income and net realized gains
Class A	(389,877)	(1,209,527)
Institutional Class	(1,102,976)	(1,442,580)
Institutional 2 Class	(248,206)	(598,434)
Institutional 3 Class	(9,887,084)	(23,741,236)
Total distributions to shareholders	(11,628,143)	(26,991,777)
Increase in net assets from capital stock activity	20,503,993	77,320,808
Total increase in net assets	178,804,559	49,301,639
Net assets at beginning of year	324,540,475	275,238,836
Net assets at end of year	$503,345,034	$324,540,475
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16
Columbia Commodity Strategy Fund  | 2026

Consolidated Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2026		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	637,528	6,515,498	251,301	2,222,186
Distributions reinvested	41,929	387,845	144,491	1,206,498
Shares redeemed	(349,428)	(3,436,997)	(898,987)	(7,928,629)
Net increase (decrease)	330,029	3,466,346	(503,195)	(4,499,945)
Advisor Class
Shares sold	—	—	394,893	3,776,548
Shares redeemed	—	—	(1,697,232)	(16,599,103)
Net decrease	—	—	(1,302,339)	(12,822,555)
Institutional Class
Shares sold	2,786,019	27,569,461	4,220,215	40,231,563
Distributions reinvested	112,707	1,102,275	163,350	1,440,748
Shares redeemed	(1,232,020)	(14,062,052)	(3,088,494)	(27,905,490)
Net increase	1,666,706	14,609,684	1,295,071	13,766,821
Institutional 2 Class
Shares sold	206,860	2,341,841	261,130	2,554,225
Distributions reinvested	24,286	248,206	65,112	598,374
Shares redeemed	(216,109)	(2,273,989)	(165,805)	(1,602,352)
Net increase	15,037	316,058	160,437	1,550,247
Institutional 3 Class
Shares sold	30,484,423	334,262,092	28,788,082	286,774,814
Distributions reinvested	946,133	9,887,084	2,528,346	23,741,172
Shares redeemed	(29,749,369)	(342,037,271)	(24,005,445)	(231,189,746)
Net increase	1,681,187	2,111,905	7,310,983	79,326,240
Total net increase	3,692,959	20,503,993	6,960,957	77,320,808
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2026
17

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 5/31/2026	$8.55	0.28	3.39	3.67	(0.27)	(0.27)
Year Ended 5/31/2025	$9.23	0.32	(0.25)	0.07	(0.75)	(0.75)
Year Ended 5/31/2024	$8.47	0.34	0.79	1.13	(0.37)	(0.37)
Year Ended 5/31/2023	$21.90	0.21	(4.16)	(3.95)	(9.48)	(9.48)
Year Ended 5/31/2022	$20.69	(0.12)	7.43	7.31	(6.10)	(6.10)
Institutional Class
Year Ended 5/31/2026	$9.04	0.32	3.59	3.91	(0.30)	(0.30)
Year Ended 5/31/2025	$9.71	0.36	(0.25)	0.11	(0.78)	(0.78)
Year Ended 5/31/2024	$8.89	0.38	0.84	1.22	(0.40)	(0.40)
Year Ended 5/31/2023	$22.47	0.24	(4.29)	(4.05)	(9.53)	(9.53)
Year Ended 5/31/2022	$21.05	(0.05)	7.59	7.54	(6.12)	(6.12)
Institutional 2 Class
Year Ended 5/31/2026	$9.43	0.35	3.76	4.11	(0.31)	(0.31)
Year Ended 5/31/2025	$10.10	0.38	(0.26)	0.12	(0.79)	(0.79)
Year Ended 5/31/2024	$9.24	0.41	0.85	1.26	(0.40)	(0.40)
Year Ended 5/31/2023	$22.92	0.27	(4.40)	(4.13)	(9.55)	(9.55)
Year Ended 5/31/2022	$21.34	(0.07)	7.78	7.71	(6.13)	(6.13)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18
Columbia Commodity Strategy Fund  | 2026

Consolidated Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2026	$11.95	43.86%	1.14%	1.14% (c)	2.77%	124%	$20,821
Year Ended 5/31/2025	$8.55	1.00%	1.11%	1.11% (c)	3.58%	198%	$12,068
Year Ended 5/31/2024	$9.23	13.70%	1.13%	1.13% (c)	3.78%	117%	$17,666
Year Ended 5/31/2023	$8.47	(22.59% )	1.13%	1.13% (c)	1.62%	142%	$20,037
Year Ended 5/31/2022	$21.90	47.23%	1.12% (d)	1.12% (d)	(0.57% )	329%	$32,304
Institutional Class
Year Ended 5/31/2026	$12.65	44.17%	0.89%	0.89% (c)	3.02%	124%	$46,463
Year Ended 5/31/2025	$9.04	1.33%	0.86%	0.86% (c)	3.84%	198%	$18,121
Year Ended 5/31/2024	$9.71	14.05%	0.88%	0.88% (c)	3.94%	117%	$6,891
Year Ended 5/31/2023	$8.89	(22.43% )	0.86%	0.86% (c)	1.55%	142%	$18,973
Year Ended 5/31/2022	$22.47	47.60%	0.86% (d)	0.86% (d)	(0.26% )	329%	$96,858
Institutional 2 Class
Year Ended 5/31/2026	$13.23	44.55%	0.75%	0.75%	3.17%	124%	$12,323
Year Ended 5/31/2025	$9.43	1.37%	0.76%	0.76%	3.92%	198%	$8,644
Year Ended 5/31/2024	$10.10	14.05%	0.79%	0.79%	4.11%	117%	$7,636
Year Ended 5/31/2023	$9.24	(22.32% )	0.79%	0.79%	1.84%	142%	$8,576
Year Ended 5/31/2022	$22.92	47.79%	0.77% (d)	0.77% (d)	(0.34% )	329%	$17,431
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2026
19

Consolidated Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Year Ended 5/31/2026	$9.63	0.36	3.84	4.20	(0.31)	(0.31)
Year Ended 5/31/2025	$10.30	0.39	(0.27)	0.12	(0.79)	(0.79)
Year Ended 5/31/2024	$9.41	0.42	0.88	1.30	(0.41)	(0.41)
Year Ended 5/31/2023	$23.15	0.29	(4.47)	(4.18)	(9.56)	(9.56)
Year Ended 5/31/2022	$21.48	(0.07)	7.88	7.81	(6.14)	(6.14)

Notes to Consolidated Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	5/31/2022
Class A	0.01%
Institutional Class	0.01%
Institutional 2 Class	0.01%
Institutional 3 Class	0.01%
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20
Columbia Commodity Strategy Fund  | 2026

Consolidated Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 5/31/2026	$13.52	44.62%	0.69%	0.69%	3.24%	124%	$423,738
Year Ended 5/31/2025	$9.63	1.39%	0.71%	0.71%	4.00%	198%	$285,708
Year Ended 5/31/2024	$10.30	14.19%	0.73%	0.73%	4.17%	117%	$230,123
Year Ended 5/31/2023	$9.41	(22.31% )	0.72%	0.72%	2.20%	142%	$192,744
Year Ended 5/31/2022	$23.15	47.94%	0.70% (d)	0.70% (d)	(0.32% )	329%	$251,323
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Commodity Strategy Fund  | 2026
21

Notes to Consolidated Financial Statements
May 31, 2026
Note 1. Organization
Columbia Commodity Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At May 31, 2026, the Subsidiary financial statement information is as follows:
CCSF Offshore Fund, Ltd.
% of consolidated fund net assets	13.43%
Net assets	$67,581,821
Net investment income (loss)	589,886
Net realized gain (loss)	155,519,457
Net change in unrealized appreciation (depreciation)	(14,595)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Consolidated Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
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Notes to Consolidated Financial Statements (continued)
May 31, 2026
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Columbia Commodity Strategy Fund  | 2026
23

Notes to Consolidated Financial Statements (continued)
May 31, 2026
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on
24
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Notes to Consolidated Financial Statements (continued)
May 31, 2026
cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at May 31, 2026:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	11,835,451 *

Columbia Commodity Strategy Fund  | 2026
25

Notes to Consolidated Financial Statements (continued)
May 31, 2026
Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	81,123 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	14,549,181 *
Total		14,630,304

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the year ended May 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	155,519,895
Interest rate risk	522,609
Total	156,042,504

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	(14,596)
Interest rate risk	(36,541)
Total	(51,137)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended May 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	487,380,575
Futures contracts — short	69,727,640
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll
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Notes to Consolidated Financial Statements (continued)
May 31, 2026
period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Columbia Commodity Strategy Fund  | 2026
27

Notes to Consolidated Financial Statements (continued)
May 31, 2026
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Consolidated Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.63% to 0.49% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2026 was 0.63% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
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Columbia Commodity Strategy Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended May 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.20
Institutional Class	0.20
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the year ended May 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended May 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	73,246

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Columbia Commodity Strategy Fund  | 2026
29

Notes to Consolidated Financial Statements (continued)
May 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap October 1, 2025 through September 30, 2026 (%)	Voluntary expense cap August 1, 2025 through September 30, 2025 (%)	Contractual expense cap prior to August 1, 2025 (%)
Class A	1.15	1.15	1.17
Institutional Class	0.90	0.90	0.92
Institutional 2 Class	0.76	0.76	0.83
Institutional 3 Class	0.71	0.71	0.78
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation, investments in commodity subsidiaries and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
(55,296,362)	(502,296)	55,798,658
Net investment income (loss) and net realized gains (losses), as disclosed in the Consolidated Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2026			Year Ended May 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
11,628,143	—	11,628,143	26,991,777	—	26,991,777
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Columbia Commodity Strategy Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
113,695,675	—	(994,025)	(270,392,023)
At May 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
690,213,128	—	(270,392,023)	(270,392,023)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(994,025)	—	(994,025)	642,500
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $299,939,360 and $245,384,921, respectively, for the year ended May 31, 2026, of which $3,034,196 and $2,498,847, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Commodity Strategy Fund  | 2026
31

Notes to Consolidated Financial Statements (continued)
May 31, 2026
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	957,143	4.42	7
Interest income earned by the Fund is recorded as Interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
32
Columbia Commodity Strategy Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At May 31, 2026, affiliated shareholders of record owned 71.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Commodity Strategy Fund  | 2026
33

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Commodity Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Columbia Commodity Strategy Fund and its subsidiary (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related consolidated statement of operations for the year ended May 31, 2026, the consolidated statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the consolidated financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
34
Columbia Commodity Strategy Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Commodity Strategy Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN129_(07/26)

Columbia Flexible Capital Income Fund
Annual Financial Statements and Additional Information
May 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Flexible Capital Income Fund | 2026

Portfolio of Investments
May 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 36.6%
Issuer	Shares	Value ($)
Communication Services 2.6%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	525,000	13,020,000
Comcast Corp., Class A	265,000	6,590,550
Verizon Communications, Inc.	250,000	11,952,500
Total		31,563,050
Media 0.3%
Versant Media Group, Inc.	90,000	3,882,600
Total Communication Services		35,445,650
Consumer Discretionary 2.2%
Broadline Retail 0.6%
Macy’s, Inc.	350,000	7,616,000
Hotels, Restaurants & Leisure 0.7%
Darden Restaurants, Inc.	50,000	10,195,500
Household Durables 0.2%
Newell Brands, Inc.	750,000	2,550,000
Specialty Retail 0.7%
Best Buy Co., Inc.	115,000	8,964,250
Total Consumer Discretionary		29,325,750
Consumer Staples 3.0%
Beverages 1.0%
PepsiCo, Inc.	90,000	12,977,100
Food Products 0.7%
Mondelez International, Inc., Class A	165,000	10,093,050
Personal Care Products 0.6%
Kenvue, Inc.	475,000	8,208,000
Tobacco 0.7%
Philip Morris International, Inc.	52,500	9,312,450
Total Consumer Staples		40,590,600
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.2%
Oil, Gas & Consumable Fuels 3.2%
Chevron Corp.	70,000	12,772,200
Crescent Energy Co., Class A	275,000	3,179,000
Diamondback Energy, Inc.	32,500	6,223,100
EOG Resources, Inc.	97,500	13,004,550
Exxon Mobil Corp.	60,000	8,715,600
Total		43,894,450
Total Energy		43,894,450
Financials 6.4%
Banks 2.4%
JPMorgan Chase & Co.	32,500	9,727,575
M&T Bank Corp.	47,500	10,265,225
U.S. Bancorp	235,000	12,889,750
Total		32,882,550
Capital Markets 2.4%
Ares Capital Corp.	525,000	9,969,750
Blackstone Secured Lending Fund	275,000	6,525,750
Morgan Stanley	75,000	15,600,000
Total		32,095,500
Financial Services 0.0%
Clovis Liquidation Trust(a),(b),(c)	11,789,772	206,321
Insurance 0.9%
MetLife, Inc.	137,500	11,369,875
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Starwood Property Trust, Inc.	550,000	9,394,000
Total Financials		85,948,246
Health Care 5.1%
Biotechnology 1.5%
AbbVie, Inc.	47,500	10,341,700
Amgen, Inc.	30,000	10,103,700
Total		20,445,400
Health Care Providers & Services 1.2%
CVS Health Corp.	175,000	15,921,500
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2026
3

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	225,000	12,865,500
Merck & Co., Inc.	105,000	12,465,600
Pfizer, Inc.	260,000	6,806,800
Total		32,137,900
Total Health Care		68,504,800
Industrials 2.8%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	20,000	10,609,000
RTX Corp.	37,500	6,737,250
Total		17,346,250
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	65,000	6,934,850
Ground Transportation 0.5%
Union Pacific Corp.	25,000	6,566,000
Machinery 0.5%
Stanley Black & Decker, Inc.	90,000	7,147,800
Total Industrials		37,994,900
Information Technology 5.6%
Communications Equipment 1.4%
Cisco Systems, Inc.	157,500	18,966,150
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	60,000	10,869,600
IT Services 0.7%
International Business Machines Corp.	30,000	8,934,000
Semiconductors & Semiconductor Equipment 2.0%
Broadcom, Inc.	16,500	7,371,705
Texas Instruments, Inc.	65,000	19,869,200
Total		27,240,905
Technology Hardware, Storage & Peripherals 0.7%
HP, Inc.	375,000	10,140,000
Total Information Technology		76,150,655
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.8%
Chemicals 0.8%
LyondellBasell Industries NV, Class A	77,500	5,165,375
Nutrien Ltd.	77,500	5,312,625
Total		10,478,000
Total Materials		10,478,000
Real Estate 2.9%
Health Care REITs 0.5%
Healthcare Realty Trust, Inc.	325,000	6,474,000
Industrial REITs 0.5%
Prologis, Inc.	47,500	6,814,825
Office REITs 0.5%
BXP, Inc.	110,000	6,601,100
Residential REITs 0.5%
Invitation Homes, Inc.	235,000	6,873,750
Retail REITs 0.5%
Realty Income Corp.	110,000	6,740,800
Specialized REITs 0.4%
VICI Properties, Inc.	225,000	6,349,500
Total Real Estate		39,853,975
Utilities 2.0%
Electric Utilities 1.5%
Duke Energy Corp.	55,000	6,750,150
Entergy Corp.	60,000	6,543,000
FirstEnergy Corp.	140,000	6,494,600
Total		19,787,750
Gas Utilities 0.5%
UGI Corp.	195,000	6,809,400
Total Utilities		26,597,150
Total Common Stocks (Cost $369,172,167)		494,784,176

Convertible Bonds 12.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.5%
Rivian Automotive, Inc.
03/15/2029	4.625%	6,500,000	7,470,937
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Flexible Capital Income Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 1.1%
Galaxy Digital Holdings LP(d)
05/01/2031	0.500%	8,500,000	7,467,250
WisdomTree, Inc.(d)
08/15/2030	4.625%	5,500,000	6,888,750
Total			14,356,000
Cable and Satellite 0.5%
BlackSky Technology, Inc.(d)
08/01/2033	8.250%	4,000,000	6,940,015
Consumer Products 0.5%
LCI Industries
03/01/2030	3.000%	6,000,000	6,829,041
Electric 1.6%
PG&E Corp.
12/01/2027	4.250%	6,000,000	6,117,000
PPL Capital Funding, Inc.(d)
12/01/2030	3.000%	6,000,000	6,054,600
WEC Energy Group, Inc.
06/01/2029	4.375%	7,700,000	9,228,450
Total			21,400,050
Finance Companies 0.5%
Hercules Capital, Inc.(d)
09/01/2028	4.750%	6,400,000	6,230,400
Health Care 0.5%
Oscar Health, Inc.(d)
09/01/2030	2.250%	5,000,000	6,256,500
Healthcare REIT 0.5%
Welltower OP LLC(d)
07/15/2029	3.125%	4,000,000	6,562,000
Leisure 0.5%
Live Nation Entertainment, Inc.
01/15/2030	2.875%	6,000,000	6,861,000
Metals and Mining 0.2%
Caledonia Mining Corp. PLC(d)
01/15/2033	5.875%	3,300,000	3,204,300
Oil Field Services 0.2%
Crescent Energy Co.(d)
03/15/2031	2.750%	3,300,000	3,502,950
Retailers 0.0%
Farfetch Ltd.(e)
05/01/2027	0.000%	8,300,000	31,125
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 4.8%
CoreWeave, Inc.(d)
10/01/2032	1.750%	5,800,000	6,907,800
Eos Energy Enterprises, Inc.(d)
12/01/2031	1.750%	10,500,000	8,893,500
IREN Ltd.(d)
12/01/2033	1.000%	10,000,000	10,930,000
Nebius Group NV(d)
03/15/2033	2.625%	7,000,000	10,906,000
Plug Power, Inc.(d)
12/01/2033	6.750%	3,200,000	5,381,760
Progress Software Corp.
03/01/2030	3.500%	7,000,000	6,667,400
Strategy, Inc.(f)
03/01/2030	0.000%	7,500,000	7,123,500
Super Micro Computer, Inc.
03/01/2029	3.500%	7,800,000	7,880,278
Total			64,690,238
Transportation Services 0.4%
Hertz Corp. (The)(d)
10/01/2030	5.500%	8,000,000	6,145,000
Wireless 0.5%
AST SpaceMobile, Inc.(d)
04/15/2036	2.250%	5,000,000	6,239,906
Total Convertible Bonds (Cost $154,201,884)			166,719,462

Convertible Preferred Stocks 13.1%
Issuer		Shares	Value ($)
Consumer Discretionary 0.3%
Household Durables 0.3%
Whirlpool Corp.	8.500%	100,000	3,685,000
Total Consumer Discretionary			3,685,000
Financials 2.3%
Banks 0.9%
Bank of America Corp.(g)	7.250%	10,500	12,689,250
Capital Markets 1.4%
Ares Management Corp.	6.750%	135,000	5,661,900
KKR & Co., Inc.	6.250%	310,000	12,821,600
Total			18,483,500
Total Financials			31,172,750
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2026
5

Portfolio of Investments (continued)
May 31, 2026
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Health Care 1.4%
Health Care Providers & Services 0.7%
BrightSpring Health Services, Inc.	6.750%	45,000	9,145,026
Life Sciences Tools & Services 0.7%
Bruker Corp.	6.375%	22,500	9,830,250
Total Health Care			18,975,276
Industrials 2.1%
Aerospace & Defense 1.5%
Boeing Co. (The)	6.000%	200,000	14,496,000
VSE Corp.	5.750%	115,000	5,637,300
Total			20,133,300
Trading Companies & Distributors 0.6%
QXO, Inc.	5.500%	180,000	8,785,277
Total Industrials			28,918,577
Information Technology 4.1%
Semiconductors & Semiconductor Equipment 1.2%
Microchip Technology, Inc.	7.500%	200,000	16,102,000
Software 1.4%
Oracle Corp.	6.500%	285,000	18,368,250
Technology Hardware, Storage & Peripherals 1.5%
Hewlett Packard Enterprise Co.	7.625%	185,000	20,572,265
Total Information Technology			55,042,515
Materials 0.4%
Chemicals 0.4%
Albemarle Corp.	7.250%	85,000	5,952,492
Total Materials			5,952,492
Utilities 2.5%
Electric Utilities 2.5%
NextEra Energy, Inc.	7.299%	190,000	10,111,240
PG&E Corp.	6.000%	175,000	7,129,916
PPL Corp.	7.000%	67,500	3,229,875
Southern Co. (The)	7.125%	250,000	12,598,496
Total			33,069,527
Total Utilities			33,069,527
Total Convertible Preferred Stocks (Cost $146,112,399)			176,816,137

Corporate Bonds & Notes 35.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Boeing Co. (The)
05/01/2054	6.858%	5,500,000	6,212,137
United Technologies Corp.
06/01/2042	4.500%	6,800,000	6,072,493
Total			12,284,630
Airlines 0.4%
American Airlines, Inc.(d)
02/15/2028	7.250%	6,000,000	6,086,109
Apartment REIT 0.5%
Invitation Homes Operating Partnership LP
02/01/2035	4.875%	6,500,000	6,307,254
Automotive 1.5%
American Axle & Manufacturing, Inc.(d)
10/15/2033	7.750%	6,500,000	6,517,805
Nissan Motor Co., Ltd.(d)
07/17/2030	7.500%	6,000,000	6,217,949
Rivian Holdings/Automotive LLC(d)
01/15/2031	10.000%	7,000,000	6,898,161
Total			19,633,915
Banking 2.3%
Citigroup, Inc.(h)
Subordinated
09/19/2039	5.411%	6,500,000	6,424,171
JPMorgan Chase & Co.(g),(h)
	6.500%	5,800,000	5,941,615
JPMorgan Chase & Co.(h)
04/22/2052	3.328%	9,000,000	6,221,235
M&T Bank Corp.(h)
Subordinated
04/18/2036	5.295%	6,500,000	6,444,857
Morgan Stanley(h)
03/13/2047	5.900%	6,300,000	6,388,445
Total			31,420,323
Building Materials 0.5%
Stanley Black & Decker, Inc.
11/15/2048	4.850%	7,500,000	6,357,716
Cable and Satellite 0.3%
Telesat Canada/LLC(d)
10/15/2027	6.500%	7,114,000	4,674,398
Chemicals 1.6%
INEOS Finance PLC(d)
04/15/2029	7.500%	6,500,000	6,470,225
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Flexible Capital Income Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Innophos Holdings, Inc.(d)
06/15/2029	11.500%	6,800,000	6,400,976
Olympus Water US Holding Corp.(d)
10/01/2029	6.250%	9,500,000	9,312,078
Total			22,183,279
Consumer Products 1.2%
Mattel, Inc.(d)
04/01/2029	3.750%	2,600,000	2,520,954
Mattel, Inc.
10/01/2040	6.200%	2,770,000	2,760,264
11/01/2041	5.450%	1,100,000	1,009,785
Newell Brands, Inc.(h)
04/01/2036	7.375%	3,900,000	3,748,643
Newell Brands, Inc.
04/01/2046	7.500%	6,000,000	5,230,460
SWF Escrow Issuer Corp.(d)
10/01/2029	6.500%	10,500,000	1,353,349
Total			16,623,455
Electric 4.0%
Duke Energy Corp.(h)
09/01/2054	6.450%	6,100,000	6,348,240
Entergy Corp.(h)
12/01/2054	7.125%	6,000,000	6,224,544
Entergy Louisiana LLC
03/15/2055	5.800%	6,500,000	6,473,342
FirstEnergy Corp.
03/01/2050	3.400%	18,500,000	12,563,548
Pacific Gas and Electric Co.
07/01/2050	4.950%	7,500,000	6,288,427
Southern Co. (The)(h)
04/01/2058	6.000%	6,600,000	6,638,785
Wisconsin Electric Power Co.
10/01/2054	5.050%	11,000,000	9,921,945
Total			54,458,831
Food and Beverage 1.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	9,000,000	9,022,739
United Natural Foods, Inc.(d)
10/15/2028	6.750%	7,100,000	7,121,456
Total			16,144,195
Gaming 0.8%
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	12,000,000	10,418,872
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.3%
CVS Health Corp.(h)
03/10/2055	7.000%	6,000,000	6,259,161
Quotient Ltd.(a),(c),(d),(i)
04/15/2030	12.000%	2,276,836	2,208,531
Star Parent, Inc.(d)
10/01/2030	9.000%	8,500,000	8,945,699
Total			17,413,391
Independent Energy 2.2%
Hilcorp Energy I LP/Finance Co.(d)
04/15/2030	6.000%	10,000,000	9,943,377
Occidental Petroleum Corp.
07/15/2044	4.500%	11,572,000	9,495,289
04/15/2046	4.400%	12,200,000	10,063,401
Total			29,502,067
Life Insurance 0.5%
MetLife, Inc.
07/15/2052	5.000%	7,000,000	6,314,884
Media and Entertainment 2.7%
Clear Channel Outdoor Holdings, Inc.(d)
04/15/2028	7.750%	10,000,000	10,029,982
Deluxe Corp.(d)
06/01/2029	8.000%	6,500,000	6,586,506
Lions Gate Capital Holdings LLC(d)
04/15/2029	5.500%	14,500,000	13,187,161
Mav Acquisition Corp.(d)
08/01/2029	8.000%	6,200,000	6,226,614
Total			36,030,263
Midstream 0.5%
AmeriGas Partners LP/Finance Corp.(d)
06/01/2030	9.500%	6,000,000	6,450,826
Oil Field Services 0.8%
Nabors Industries, Inc.(d)
08/15/2031	8.875%	6,000,000	6,289,937
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	4,307,692	4,408,261
Total			10,698,198
Other Financial Institutions —%
WeWork Companies US LLC(a),(c),(d)
08/15/2027	0.000%	6,975,000	0
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2026
7

Portfolio of Investments (continued)
May 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.5%
Prologis LP
03/15/2054	5.250%	6,800,000	6,413,693
Packaging 1.2%
Mauser Packaging Solutions Holding Co.(d)
04/15/2030	9.250%	11,500,000	11,018,403
Sword Purchaser LLC(d)
04/15/2034	10.500%	5,533,000	5,749,161
Total			16,767,564
Pharmaceuticals 0.9%
1261229 BC Ltd.(d)
04/15/2032	10.000%	6,100,000	6,246,140
AbbVie, Inc.
03/15/2055	5.600%	6,600,000	6,522,571
Total			12,768,711
Railroads 0.5%
Union Pacific Corp.
02/20/2035	5.100%	6,100,000	6,205,624
Restaurants 0.9%
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2030	6.750%	13,000,000	12,678,992
Retailers 0.5%
Michaels Cos., Inc. (The)(d)
03/15/2034	11.000%	7,000,000	6,616,164
Supermarkets 0.7%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/31/2031	5.500%	4,000,000	3,937,179
Safeway, Inc.
02/01/2031	7.250%	5,500,000	5,739,676
Total			9,676,855
Technology 6.9%
APLD ComputeCo LLC(d)
12/15/2030	9.250%	8,600,000	9,282,518
Broadcom, Inc.
02/15/2041	3.500%	7,800,000	6,242,444
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	6,500,000	6,422,729
CoreWeave, Inc.(d)
06/01/2030	9.250%	9,500,000	9,693,457
10/01/2031	9.750%	2,900,000	2,990,266
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hewlett Packard Enterprise Co.
10/15/2054	5.600%	7,000,000	6,451,509
International Business Machines Corp.
02/06/2053	5.100%	7,300,000	6,477,845
Minerva Merger Sub, Inc.(d)
02/15/2030	6.500%	10,000,000	9,640,125
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	9,000,000	9,204,172
Oracle Corp.
02/04/2046	6.550%	10,000,000	9,629,166
Picard Midco, Inc.(d)
03/31/2029	6.500%	6,500,000	6,460,735
Rocket Software, Inc.(d)
02/15/2029	6.500%	11,000,000	10,237,821
Total			92,732,787
Transportation Services 0.4%
Hertz Corp. (The)(d)
07/15/2029	12.625%	6,500,000	5,928,332
Total Corporate Bonds & Notes (Cost $494,822,740)			482,791,328

Preferred Debt 0.4%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.4%
Citigroup Capital XIII(h)
10/30/2040	10.295%	200,000	5,742,000
Total Preferred Debt (Cost $5,262,418)			5,742,000

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(j),(k)	13,179,496	13,174,224
Total Money Market Funds (Cost $13,173,992)		13,174,224
Total Investments in Securities (Cost: $1,182,745,600)		1,340,027,327
Other Assets & Liabilities, Net		12,354,540
Net Assets		1,352,381,867
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Flexible Capital Income Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $2,414,852, which represents 0.18% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $381,908,890, which represents 28.24% of total net assets.

(e)	Represents a security in default.
(f)	Zero coupon bond.
(g)	Perpetual security with no specified maturity date.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2026.

(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(k)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	197,401	343,321,853	(330,345,242)	212	13,174,224	1,829	419,397	13,179,496
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2026
9

Portfolio of Investments (continued)
May 31, 2026
Fair value measurements   (continued)
vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	35,445,650	—	—	35,445,650
Consumer Discretionary	29,325,750	—	—	29,325,750
Consumer Staples	40,590,600	—	—	40,590,600
Energy	43,894,450	—	—	43,894,450
Financials	85,741,925	—	206,321	85,948,246
Health Care	68,504,800	—	—	68,504,800
Industrials	37,994,900	—	—	37,994,900
Information Technology	76,150,655	—	—	76,150,655
Materials	10,478,000	—	—	10,478,000
Real Estate	39,853,975	—	—	39,853,975
Utilities	26,597,150	—	—	26,597,150
Total Common Stocks	494,577,855	—	206,321	494,784,176
Convertible Bonds	—	166,719,462	—	166,719,462
Convertible Preferred Stocks
Consumer Discretionary	—	3,685,000	—	3,685,000
Financials	—	31,172,750	—	31,172,750
Health Care	—	18,975,276	—	18,975,276
Industrials	—	28,918,577	—	28,918,577
Information Technology	—	55,042,515	—	55,042,515
Materials	—	5,952,492	—	5,952,492
Utilities	—	33,069,527	—	33,069,527
Total Convertible Preferred Stocks	—	176,816,137	—	176,816,137
Corporate Bonds & Notes	—	480,582,797	2,208,531	482,791,328
Preferred Debt	5,742,000	—	—	5,742,000
Money Market Funds	13,174,224	—	—	13,174,224
Total Investments in Securities	513,494,079	824,118,396	2,414,852	1,340,027,327
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Flexible Capital Income Fund  | 2026

Statement of Assets and Liabilities
May 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,169,571,608)	$1,326,853,103
Affiliated issuers (cost $13,173,992)	13,174,224
Receivable for:
Investments sold	1,841,165
Capital shares sold	729,926
Dividends	1,986,801
Interest	9,972,860
Prepaid expenses	1,833
Total assets	1,354,559,912
Liabilities
Payable for:
Investments purchased	536,909
Capital shares redeemed	1,337,243
Management services fees	23,359
Distribution and/or service fees	6,350
Transfer agent fees	84,000
Compensation of board members	2,436
Other expenses	51,286
Deferred compensation of board members	136,462
Total liabilities	2,178,045
Net assets applicable to outstanding capital stock	$1,352,381,867
Represented by
Paid in capital	1,161,542,531
Total distributable earnings (loss)	190,839,336
Total - representing net assets applicable to outstanding capital stock	$1,352,381,867
Class A
Net assets	$417,311,771
Shares outstanding	25,686,463
Net asset value per share	$16.25
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$17.24
Class C
Net assets	$128,023,075
Shares outstanding	7,946,823
Net asset value per share	$16.11
Institutional Class
Net assets	$749,388,646
Shares outstanding	46,144,590
Net asset value per share	$16.24
Institutional 2 Class
Net assets	$31,727,946
Shares outstanding	1,927,292
Net asset value per share	$16.46
Institutional 3 Class
Net assets	$22,310,173
Shares outstanding	1,381,781
Net asset value per share	$16.15
Class S
Net assets	$3,620,256
Shares outstanding	222,863
Net asset value per share	$16.24
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2026
11

Statement of Operations
Year Ended May 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$25,982,489
Dividends — affiliated issuers	419,397
Interest	42,266,040
Foreign taxes withheld	(87,479)
Total income	68,580,447
Expenses:
Management services fees	7,991,206
Distribution and/or service fees
Class A	959,875
Class C	1,340,404
Transfer agent fees
Class A	291,052
Class C	101,745
Institutional Class	521,655
Institutional 2 Class	15,514
Institutional 3 Class	2,727
Class S	3,001
Custodian fees	12,183
Printing and postage fees	59,649
Registration fees	145,629
Accounting services fees	32,824
Legal fees	35,792
Compensation of chief compliance officer	204
Compensation of board members	23,515
Deferred compensation of board members	42,013
Other	32,359
Total expenses	11,611,347
Expense reduction	(20)
Total net expenses	11,611,327
Net investment income	56,969,120
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	72,539,079
Investments — affiliated issuers	1,829
Net realized gain	72,540,908
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	128,051,513
Investments — affiliated issuers	212
Net change in unrealized appreciation (depreciation)	128,051,725
Net realized and unrealized gain	200,592,633
Net increase in net assets resulting from operations	$257,561,753
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Flexible Capital Income Fund  | 2026

Statement of Changes in Net Assets

	Year Ended May 31, 2026	Year Ended May 31, 2025
Operations
Net investment income	$56,969,120	$57,977,686
Net realized gain	72,540,908	43,139,752
Net change in unrealized appreciation (depreciation)	128,051,725	4,861,866
Net increase in net assets resulting from operations	257,561,753	105,979,304
Distributions to shareholders
Net investment income and net realized gains
Class A	(17,180,518)	(17,381,551)
Advisor Class	—	(837,611)
Class C	(5,149,570)	(6,677,890)
Institutional Class	(32,526,077)	(32,474,136)
Institutional 2 Class	(1,389,014)	(1,611,325)
Institutional 3 Class	(1,028,895)	(1,173,867)
Class S	(193,318)	(180,373)
Total distributions to shareholders	(57,467,392)	(60,336,753)
Decrease in net assets from capital stock activity	(39,296,844)	(70,790,524)
Total increase (decrease) in net assets	160,797,517	(25,147,973)
Net assets at beginning of year	1,191,584,350	1,216,732,323
Net assets at end of year	$1,352,381,867	$1,191,584,350
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2026
13

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2026		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,979,641	44,692,719	3,340,089	46,386,052
Distributions reinvested	1,135,942	16,672,971	1,220,117	16,868,837
Shares redeemed	(4,118,208)	(61,595,682)	(4,916,888)	(68,152,615)
Net decrease	(2,625)	(229,992)	(356,682)	(4,897,726)
Advisor Class
Shares sold	—	—	428,606	5,969,838
Distributions reinvested	—	—	60,557	832,577
Shares redeemed	—	—	(2,986,390)	(43,053,119)
Net decrease	—	—	(2,497,227)	(36,250,704)
Class C
Shares sold	490,448	7,296,325	584,893	8,090,196
Distributions reinvested	353,263	5,139,473	485,956	6,668,467
Shares redeemed	(3,045,413)	(45,274,398)	(3,682,266)	(50,583,688)
Net decrease	(2,201,702)	(32,838,600)	(2,611,417)	(35,825,025)
Institutional Class
Shares sold	7,547,998	113,664,019	9,057,085	127,197,175
Distributions reinvested	2,209,040	32,397,724	2,333,910	32,250,440
Shares redeemed	(9,896,732)	(148,239,816)	(10,888,833)	(150,887,470)
Net increase (decrease)	(139,694)	(2,178,073)	502,162	8,560,145
Institutional 2 Class
Shares sold	297,731	4,518,827	235,546	3,314,638
Distributions reinvested	92,202	1,370,154	113,875	1,592,387
Shares redeemed	(426,704)	(6,512,188)	(723,409)	(9,964,427)
Net decrease	(36,771)	(623,207)	(373,988)	(5,057,402)
Institutional 3 Class
Shares sold	206,113	3,079,995	248,797	3,463,103
Distributions reinvested	67,560	984,592	84,257	1,157,350
Shares redeemed	(397,040)	(5,888,275)	(480,718)	(6,629,024)
Net decrease	(123,367)	(1,823,688)	(147,664)	(2,008,571)
Class S
Shares sold	—	—	719,573	10,155,246
Distributions reinvested	13,219	193,318	12,817	180,373
Shares redeemed	(121,516)	(1,796,602)	(401,230)	(5,646,860)
Net increase (decrease)	(108,297)	(1,603,284)	331,160	4,688,759
Total net decrease	(2,612,456)	(39,296,844)	(5,153,656)	(70,790,524)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Flexible Capital Income Fund  | 2026

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Columbia Flexible Capital Income Fund  | 2026
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2026	$13.88	0.66	2.38	3.04	(0.67)	—	(0.67)
Year Ended 5/31/2025	$13.37	0.65	0.54	1.19	(0.68)	—	(0.68)
Year Ended 5/31/2024	$12.36	0.65	1.06	1.71	(0.70)	—	(0.70)
Year Ended 5/31/2023	$14.56	0.67	(1.85)	(1.18)	(0.67)	(0.35)	(1.02)
Year Ended 5/31/2022	$15.90	0.63	(0.71)	(0.08)	(0.63)	(0.63)	(1.26)
Class C
Year Ended 5/31/2026	$13.77	0.55	2.35	2.90	(0.56)	—	(0.56)
Year Ended 5/31/2025	$13.27	0.54	0.53	1.07	(0.57)	—	(0.57)
Year Ended 5/31/2024	$12.27	0.55	1.05	1.60	(0.60)	—	(0.60)
Year Ended 5/31/2023	$14.46	0.57	(1.84)	(1.27)	(0.57)	(0.35)	(0.92)
Year Ended 5/31/2022	$15.80	0.51	(0.71)	(0.20)	(0.51)	(0.63)	(1.14)
Institutional Class
Year Ended 5/31/2026	$13.88	0.70	2.37	3.07	(0.71)	—	(0.71)
Year Ended 5/31/2025	$13.36	0.68	0.55	1.23	(0.71)	—	(0.71)
Year Ended 5/31/2024	$12.36	0.69	1.04	1.73	(0.73)	—	(0.73)
Year Ended 5/31/2023	$14.56	0.71	(1.86)	(1.15)	(0.70)	(0.35)	(1.05)
Year Ended 5/31/2022	$15.90	0.67	(0.71)	(0.04)	(0.67)	(0.63)	(1.30)
Institutional 2 Class
Year Ended 5/31/2026	$14.06	0.71	2.40	3.11	(0.71)	—	(0.71)
Year Ended 5/31/2025	$13.53	0.70	0.54	1.24	(0.71)	—	(0.71)
Year Ended 5/31/2024	$12.50	0.70	1.07	1.77	(0.74)	—	(0.74)
Year Ended 5/31/2023	$14.72	0.71	(1.87)	(1.16)	(0.71)	(0.35)	(1.06)
Year Ended 5/31/2022	$16.06	0.68	(0.72)	(0.04)	(0.67)	(0.63)	(1.30)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Flexible Capital Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2026	$16.25	22.51%	0.99%	0.99% (c)	4.45%	43%	$417,312
Year Ended 5/31/2025	$13.88	8.98%	0.99%	0.99% (c)	4.69%	50%	$356,608
Year Ended 5/31/2024	$13.37	14.22%	0.99%	0.99% (c)	5.09%	36%	$348,263
Year Ended 5/31/2023	$12.36	(8.30% )	0.99%	0.99% (c)	5.11%	44%	$349,966
Year Ended 5/31/2022	$14.56	(0.65% )	0.98%	0.98%	4.06%	38%	$371,502
Class C
Year Ended 5/31/2026	$16.11	21.56%	1.74%	1.74% (c)	3.70%	43%	$128,023
Year Ended 5/31/2025	$13.77	8.15%	1.74%	1.74% (c)	3.94%	50%	$139,750
Year Ended 5/31/2024	$13.27	13.39%	1.75%	1.75% (c)	4.33%	36%	$169,308
Year Ended 5/31/2023	$12.27	(9.01% )	1.74%	1.74% (c)	4.33%	44%	$191,070
Year Ended 5/31/2022	$14.46	(1.41% )	1.73%	1.73%	3.30%	38%	$245,459
Institutional Class
Year Ended 5/31/2026	$16.24	22.74%	0.74%	0.74% (c)	4.70%	43%	$749,389
Year Ended 5/31/2025	$13.88	9.33%	0.74%	0.74% (c)	4.95%	50%	$642,249
Year Ended 5/31/2024	$13.36	14.42%	0.74%	0.74% (c)	5.33%	36%	$611,788
Year Ended 5/31/2023	$12.36	(8.06% )	0.74%	0.74% (c)	5.35%	44%	$666,294
Year Ended 5/31/2022	$14.56	(0.40% )	0.73%	0.73%	4.33%	38%	$734,226
Institutional 2 Class
Year Ended 5/31/2026	$16.46	22.76%	0.72%	0.72%	4.72%	43%	$31,728
Year Ended 5/31/2025	$14.06	9.31%	0.72%	0.72%	4.96%	50%	$27,610
Year Ended 5/31/2024	$13.53	14.53%	0.72%	0.72%	5.36%	36%	$31,637
Year Ended 5/31/2023	$12.50	(8.08% )	0.71%	0.71%	5.32%	44%	$39,047
Year Ended 5/31/2022	$14.72	(0.37% )	0.71%	0.71%	4.33%	38%	$64,534
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2026
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 5/31/2026	$13.80	0.71	2.36	3.07	(0.72)	—	(0.72)
Year Ended 5/31/2025	$13.30	0.69	0.53	1.22	(0.72)	—	(0.72)
Year Ended 5/31/2024	$12.30	0.69	1.05	1.74	(0.74)	—	(0.74)
Year Ended 5/31/2023	$14.49	0.71	(1.84)	(1.13)	(0.71)	(0.35)	(1.06)
Year Ended 5/31/2022	$15.83	0.68	(0.71)	(0.03)	(0.68)	(0.63)	(1.31)
Class S
Year Ended 5/31/2026	$13.88	0.70	2.37	3.07	(0.71)	—	(0.71)
Year Ended 5/31/2025(d)	$14.09	0.44	(0.30)(e)	0.14	(0.35)	—	(0.35)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Flexible Capital Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 5/31/2026	$16.15	22.88%	0.68%	0.68%	4.76%	43%	$22,310
Year Ended 5/31/2025	$13.80	9.30%	0.67%	0.67%	5.01%	50%	$20,771
Year Ended 5/31/2024	$13.30	14.58%	0.67%	0.67%	5.41%	36%	$21,976
Year Ended 5/31/2023	$12.30	(7.96% )	0.67%	0.67%	5.44%	44%	$22,443
Year Ended 5/31/2022	$14.49	(0.33% )	0.66%	0.66%	4.40%	38%	$23,010
Class S
Year Ended 5/31/2026	$16.24	22.74%	0.74%	0.74% (c)	4.71%	43%	$3,620
Year Ended 5/31/2025 (d)	$13.88	0.99%	0.75%	0.75%	4.80%	50%	$4,596
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2026
19

Notes to Financial Statements
May 31, 2026
Note 1. Organization
Columbia Flexible Capital Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
20
Columbia Flexible Capital Income Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Columbia Flexible Capital Income Fund  | 2026
21

Notes to Financial Statements (continued)
May 31, 2026
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
22
Columbia Flexible Capital Income Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.65% to 0.54% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2026 was 0.63% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Flexible Capital Income Fund  | 2026
23

Notes to Financial Statements (continued)
May 31, 2026
For the year ended May 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class S	0.08
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,116,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended May 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	277,001
Class C	—	1.00 (b)	2,469

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24
Columbia Flexible Capital Income Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	1.07	1.07
Class C	1.82	1.82
Institutional Class	0.82	0.82
Institutional 2 Class	0.79	0.80
Institutional 3 Class	0.76	0.75
Class S	0.82	0.82
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, investments in certain convertible securities, deemed distributions, principal and/or interest from fixed income securities, defaulted securities/troubled debt, trustees’ deferred compensation and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
2,406,977	(3,440,978)	1,034,001
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Columbia Flexible Capital Income Fund  | 2026
25

Notes to Financial Statements (continued)
May 31, 2026
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2026			Year Ended May 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
57,467,392	—	57,467,392	60,336,753	—	60,336,753
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
7,920,687	27,923,503	—	155,131,608
At May 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,184,895,719	206,447,914	(51,316,306)	155,131,608
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
—	—	—	40,221,784
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $537,326,497 and $589,192,071, respectively, for the year ended May 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
26
Columbia Flexible Capital Income Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended May 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Columbia Flexible Capital Income Fund  | 2026
27

Notes to Financial Statements (continued)
May 31, 2026
Shareholder concentration risk
At May 31, 2026, affiliated shareholders of record owned 34.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
28
Columbia Flexible Capital Income Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Flexible Capital Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Flexible Capital Income Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent, issuer of a privately offered security and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Flexible Capital Income Fund  | 2026
29

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend
40.12%	37.67%	2.65%	$30,405,378
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
30
Columbia Flexible Capital Income Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Flexible Capital Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN148_(07/26)

Multi-Manager Value Strategies Fund
Annual Financial Statements and Additional Information
May 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Value Strategies Fund | 2026

Portfolio of Investments
May 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 5.5%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	1,032,451	25,604,785
Comcast Corp., Class A	1,256,074	31,238,561
Globalstar, Inc.(a)	27,644	2,327,901
Liberty Capital Corp., Class C(a)	222	4,966
Verizon Communications, Inc.	763,109	36,484,241
Total		95,660,454
Entertainment 1.6%
Netflix, Inc.(a)	247,744	21,310,939
Walt Disney Co. (The)	692,768	70,544,565
Total		91,855,504
Interactive Media & Services 1.6%
Alphabet, Inc., Class A	100,475	38,214,662
Meta Platforms, Inc., Class A	83,473	52,797,507
Total		91,012,169
Media 0.1%
Fox Corp., Class A	56,635	3,620,109
Fox Corp., Class B	42,667	2,448,659
Paramount Skydance Corp., Class B	6,317	67,024
Total		6,135,792
Wireless Telecommunication Services 0.5%
T-Mobile US, Inc.	138,538	25,980,031
Total Communication Services		310,643,950
Consumer Discretionary 8.4%
Automobile Components 0.4%
Aptiv PLC(a)	58,026	3,942,286
Autoliv, Inc.	37,671	4,788,738
BorgWarner, Inc.	100,741	7,235,219
Lear Corp.	27,011	3,865,814
Phinia, Inc.	154	11,898
Versigent PLC(a)	11,450	505,174
Total		20,349,129
Automobiles 0.4%
General Motors Co.	311,303	25,912,862
Common Stocks (continued)
Issuer	Shares	Value ($)
Broadline Retail 2.1%
Amazon.com, Inc.(a)	374,385	101,323,556
Coupang, Inc., Class A(a)	5,833	96,828
Dillard’s, Inc., Class A	1,505	888,266
eBay, Inc.	131,699	14,390,750
Total		116,699,400
Diversified Consumer Services 0.0%
Grand Canyon Education, Inc.(a)	11,421	1,711,437
Hotels, Restaurants & Leisure 1.6%
Boyd Gaming Corp.	28,755	2,377,463
Brinker International, Inc.(a)	6,985	994,524
Carnival Corp., Ltd.	454,208	12,745,077
Chipotle Mexican Grill, Inc.(a)	308,094	9,815,875
Las Vegas Sands Corp.	98,581	4,985,241
McDonald’s Corp.	84,224	23,515,341
Norwegian Cruise Line Holdings Ltd.(a)	182,760	3,351,818
Royal Caribbean Cruises Ltd.	71,955	20,480,552
Super Group SGHC Ltd.	89,369	1,112,644
Texas Roadhouse, Inc.	33,153	5,988,095
Viking Holdings Ltd.(a)	31,000	2,855,410
Total		88,222,040
Household Durables 0.5%
Installed Building Products, Inc.	5,169	1,085,387
Lennar Corp., Class A	36,019	3,233,786
Lennar Corp., Class B	4,937	434,851
NVR, Inc.(a)	4,092	24,980,841
Total		29,734,865
Leisure Products 0.0%
Mattel, Inc.(a)	23,929	357,499
Specialty Retail 3.0%
AutoNation, Inc.(a)	17,300	3,247,556
Best Buy Co., Inc.	48,714	3,797,256
Burlington Stores, Inc.(a)	22,883	7,410,202
CarMax, Inc.(a)	332,122	14,819,283
Chewy, Inc., Class A(a)	1,196	26,958
Five Below, Inc.(a)	25,213	5,732,428
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2026
3

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Gap, Inc. (The)	112,927	2,388,406
Home Depot, Inc. (The)	73,517	23,315,181
Lithia Motors, Inc., Class A	7,709	2,242,471
Murphy U.S.A., Inc.	8,767	4,436,365
Ross Stores, Inc.	78,188	18,118,505
TJX Companies, Inc. (The)	358,025	55,404,369
Tractor Supply Co.	190,485	6,005,992
Ulta Beauty, Inc.(a)	22,034	11,212,001
Urban Outfitters, Inc.(a)	28,029	2,036,307
Williams-Sonoma, Inc.	35,828	7,293,506
Total		167,486,786
Textiles, Apparel & Luxury Goods 0.4%
Capri Holdings Ltd.(a)	708	13,105
Deckers Outdoor Corp.(a)	85,823	9,770,949
Levi Strauss & Co., Class A	54,467	1,263,634
lululemon athletica, Inc.(a)	36,074	4,732,187
Ralph Lauren Corp.	15,130	5,505,807
VF Corp.	66,397	1,140,701
Total		22,426,383
Total Consumer Discretionary		472,900,401
Consumer Staples 7.5%
Beverages 0.7%
Coca-Cola Bottling Co. Consolidated	7,404	1,282,817
Coca-Cola Co. (The)	280,986	22,200,704
Constellation Brands, Inc., Class A	31,285	4,342,984
Molson Coors Beverage Co., Class B	26,256	1,037,899
PepsiCo, Inc.	93,431	13,471,816
Total		42,336,220
Consumer Staples Distribution & Retail 3.0%
Albertsons Companies, Inc., Class A	16,463	256,987
BJ’s Wholesale Club Holdings, Inc.(a)	61,606	5,253,760
Costco Wholesale Corp.	48,552	46,431,249
Dollar General Corp.	79,454	8,788,407
Dollar Tree, Inc.(a)	64,507	7,511,195
Kroger Co. (The)	188,419	11,710,241
Sprouts Farmers Market, Inc.(a)	40,443	3,341,401
Sysco Corp.	426,455	32,329,553
Common Stocks (continued)
Issuer	Shares	Value ($)
Target Corp.	98,371	12,500,003
Walmart, Inc.	370,406	42,874,494
Total		170,997,290
Food Products 0.6%
Archer-Daniels-Midland Co.	19,651	1,567,757
General Mills, Inc.	616,243	20,835,176
Hershey Co. (The)	19,358	3,756,033
Ingredion, Inc.	17,550	1,780,272
Lamb Weston Holdings, Inc.	63,165	2,727,465
Pilgrim’s Pride Corp.	25,437	720,121
Total		31,386,824
Household Products 2.4%
Colgate-Palmolive Co.	789,201	71,130,686
Kimberly-Clark Corp.	290,781	28,380,226
Procter & Gamble Co. (The)	235,421	33,797,039
Total		133,307,951
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	75,816	6,743,833
Tobacco 0.7%
Altria Group, Inc.	323,767	22,527,708
Philip Morris International, Inc.	97,882	17,362,309
Total		39,890,017
Total Consumer Staples		424,662,135
Energy 8.9%
Energy Equipment & Services 0.6%
Halliburton Co.	324,376	12,602,007
Kodiak Gas Services, Inc.	29,634	1,981,033
Noble Corp PLC	26,183	1,216,986
NOV, Inc.	61,800	1,233,528
TechnipFMC PLC	181,926	12,447,377
Weatherford International PLC	18,984	1,967,502
Total		31,448,433
Oil, Gas & Consumable Fuels 8.3%
Antero Midstream Corp.	161,319	3,381,246
Antero Resources Corp.(a)	107,066	3,827,609
APA Corp.	165,297	6,021,770
Cheniere Energy, Inc.	50,025	11,248,621
Chevron Corp.	223,236	40,731,641
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Multi-Manager Value Strategies Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Chord Energy Corp.	29,981	3,953,594
ConocoPhillips Co.	853,563	97,289,111
Devon Energy Corp.	405,658	18,047,724
Diamondback Energy, Inc.	311,290	59,605,809
EOG Resources, Inc.	191,465	25,537,602
EQT Corp.	522,266	28,688,071
Expand Energy Corp.	83,750	7,787,075
Exxon Mobil Corp.	445,356	64,692,413
Hess Midstream LP, Class A	60,707	2,276,513
HF Sinclair Corp.	43,907	3,068,660
Marathon Petroleum Corp.	34,609	8,609,681
Matador Resources Co.	57,528	3,083,501
Occidental Petroleum Corp.	240,391	13,613,342
Ovintiv, Inc.	111,632	6,255,857
Permian Resources Corp.	377,298	7,255,441
Range Resources Corp.	82,065	3,196,432
SM Energy Co.	71,380	2,192,080
Targa Resources Corp.	69,784	17,799,805
Valero Energy Corp.	62,460	15,291,457
Williams Companies, Inc. (The)	207,175	14,790,223
Total		468,245,278
Total Energy		499,693,711
Financials 20.0%
Banks 4.7%
Bank of America Corp.	1,395,280	71,996,448
Bank OZK	17,722	857,568
East West Bancorp, Inc.	47,326	5,799,328
First Citizens BancShares Inc., Class A	2,271	4,520,448
JPMorgan Chase & Co.	397,660	119,023,615
KeyCorp	860,606	18,356,726
PNC Financial Services Group, Inc. (The)	98,874	21,863,019
Wells Fargo & Co.	253,364	19,645,844
Zions Bancorp NA	45,920	2,867,704
Total		264,930,700
Capital Markets 3.5%
Bank of New York Mellon Corp. (The)	268,976	37,503,324
Blackrock, Inc.	19,157	20,055,080
Charles Schwab Corp. (The)	117,515	10,264,935
CME Group, Inc.	81,701	22,348,491
Common Stocks (continued)
Issuer	Shares	Value ($)
Evercore, Inc., Class A	20,174	6,876,510
FactSet Research Systems, Inc.	911	223,623
Galaxy Digital, Inc., Class A(a)	72,597	2,147,419
LPL Financial Holdings, Inc.	26,519	7,260,107
Moelis & Co., ADR, Class A	3,943	265,324
Morgan Stanley	341,898	71,114,784
Northern Trust Corp.	61,195	10,124,713
StoneX Group, Inc.(a)	22,348	2,533,146
T. Rowe Price Group, Inc.	47,388	4,953,468
Virtu Financial, Inc. Class A	22,094	1,108,014
Total		196,778,938
Consumer Finance 1.9%
Ally Financial, Inc.	129,416	5,540,299
American Express Co.	108,171	34,232,876
Capital One Financial Corp.	273,733	51,442,643
OneMain Holdings, Inc.	61,631	3,408,811
SLM Corp.	86,569	1,914,906
Synchrony Financial	122,523	8,753,043
Total		105,292,578
Financial Services 3.2%
Berkshire Hathaway, Inc., Class B(a)	176,743	83,861,019
Corebridge Financial, Inc.	103,340	2,790,180
Equitable Holdings, Inc.	946,523	39,138,726
Jack Henry & Associates, Inc.	4,683	638,387
Jackson Financial, Inc., Class A	37,914	3,909,312
MGIC Investment Corp.	100,923	2,545,278
PayPal Holdings, Inc.	58,641	2,624,185
Visa, Inc., Class A	132,484	43,237,478
Total		178,744,565
Insurance 6.7%
Allstate Corp. (The)	81,914	16,881,656
American Financial Group, Inc.	29,428	3,819,754
American International Group, Inc.	1,093,018	81,134,726
Aon PLC, Class A	202,269	63,929,140
Arch Capital Group Ltd.(a)	114,740	10,250,872
Assurant, Inc.	25,541	6,356,389
Axis Capital Holdings Ltd.	38,980	3,700,371
Chubb Ltd.	130,928	40,814,186
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2026
5

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Erie Indemnity Co., Class A	774	164,916
F&G Annuities & Life, Inc.	5,189	143,839
First American Financial Corp.	4,393	290,948
Globe Life, Inc.	40,958	6,276,404
Hanover Insurance Group, Inc. (The)	1,898	353,408
Hartford Insurance Group, Inc. (The)	95,181	12,100,361
Kinsale Capital Group, Inc.	179	54,554
Lincoln National Corp.	50,718	1,789,838
Markel Group, Inc.(a)	184	334,069
Marsh & McLennan Companies, Inc.	94,319	15,088,210
MetLife, Inc.	523,235	43,266,302
Oscar Health, Inc., Class A(a)	59,878	1,331,088
Primerica, Inc.	13,885	3,748,534
Principal Financial Group, Inc.	72,884	7,552,240
Progressive Corp. (The)	113,153	21,544,331
Prudential Financial, Inc.	79,466	7,997,458
RenaissanceRe Holdings Ltd.	23,846	6,685,226
Travelers Companies, Inc. (The)	69,582	20,310,290
Total		375,919,110
Total Financials		1,121,665,891
Health Care 10.8%
Biotechnology 1.2%
AbbVie, Inc.	123,306	26,846,182
Exelixis, Inc.(a)	112,671	5,687,632
Gilead Sciences, Inc.	262,023	35,223,752
Total		67,757,566
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	1,131,704	96,873,862
Cooper Cos, Inc. (The)(a)	432,341	26,463,593
DexCom, Inc.(a)	69,308	5,110,772
Lantheus Holdings, Inc.(a)	4,949	491,436
Masimo Corp.(a)	14,292	2,550,407
Medtronic PLC	394,542	29,121,145
Solventum Corp.(a)	268,149	20,097,768
Total		180,708,983
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.9%
Centene Corp.(a)	190,208	11,336,397
Elevance Health, Inc.	55,703	21,901,863
Humana, Inc.	88,277	26,961,561
Labcorp Holdings, Inc.	81,647	21,233,119
UnitedHealth Group, Inc.	60,036	22,832,291
Universal Health Services, Inc., Class B	22,792	3,330,139
Total		107,595,370
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.	60,524	29,808,675
Pharmaceuticals 4.0%
AstraZeneca PLC	87,170	16,184,854
Bristol-Myers Squibb Co.	222,650	12,731,127
Jazz Pharmaceuticals PLC(a)	26,695	6,313,100
Johnson & Johnson	266,922	60,145,534
Merck & Co., Inc.	457,547	54,319,980
Pfizer, Inc.	864,898	22,643,030
Viatris, Inc.	483,046	7,854,328
Zoetis, Inc.	527,745	41,000,509
Total		221,192,462
Total Health Care		607,063,056
Industrials 13.4%
Aerospace & Defense 1.3%
ATI, Inc.(a)	30,581	5,356,568
General Dynamics Corp.	48,456	16,805,510
L3Harris Technologies, Inc.	120,339	37,928,446
Northrop Grumman Corp.	20,181	11,375,626
Total		71,466,150
Air Freight & Logistics 1.1%
Expeditors International of Washington, Inc.	46,708	7,379,397
FedEx Corp.	83,609	34,426,006
United Parcel Service, Inc., Class B	182,730	19,495,463
Total		61,300,866
Building Products 1.3%
Advanced Drainage Systems, Inc.	34,519	4,803,664
AO Smith Corp.	27,250	1,545,620
Armstrong World Industries, Inc.	22,013	3,475,853
Builders FirstSource, Inc.(a)	126,708	9,662,752
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Multi-Manager Value Strategies Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Carrier Global Corp.	434,630	27,759,818
Lennox International, Inc.	2,680	1,345,789
Owens Corning	34,783	4,376,397
Trane Technologies PLC	38,635	17,435,975
Total		70,405,868
Commercial Services & Supplies 1.2%
Waste Management, Inc.	316,462	66,919,055
Construction & Engineering 0.4%
Argan, Inc.	1,931	1,288,016
Dycom Industries, Inc.(a)	7,759	3,957,090
EMCOR Group, Inc.	5,707	4,718,662
IES Holdings, Inc.(a)	5,015	3,401,925
Primoris Services Corp.	21,797	2,741,627
Valmont Industries, Inc.	9,304	4,836,312
Total		20,943,632
Electrical Equipment 0.4%
Acuity, Inc.	34	10,374
Emerson Electric Co.	112,683	16,206,069
Nextpower, Inc., Class A(a)	38,437	6,011,547
Total		22,227,990
Ground Transportation 2.8%
CSX Corp.	803,597	36,370,800
JB Hunt Transport Services, Inc.	30,133	8,329,665
Norfolk Southern Corp.	41,201	12,564,657
Old Dominion Freight Line, Inc.	32,902	7,407,885
Ryder System, Inc.	20,497	5,141,673
U-Haul Holding Co.(a)	1,160	67,152
U-Haul Holding Co.	34,504	1,794,898
Union Pacific Corp.	322,706	84,755,504
Total		156,432,234
Industrial Conglomerates 0.3%
Honeywell International, Inc.	76,505	18,197,479
Machinery 3.1%
AGCO Corp.	16,580	1,861,602
Caterpillar, Inc.	55,707	48,792,090
Cummins, Inc.	12,830	8,296,263
Deere & Co.	89,409	48,475,772
Dover Corp.	71,750	15,165,080
Common Stocks (continued)
Issuer	Shares	Value ($)
Illinois Tool Works, Inc.	57,958	14,331,854
Mueller Industries, Inc.	40,171	5,165,991
Parker-Hannifin Corp.	34,503	29,142,269
Toro Co. (The)	49,079	4,411,220
Total		175,642,141
Passenger Airlines 0.6%
Alaska Air Group, Inc.(a)	52,940	2,436,299
Delta Air Lines, Inc.	228,888	18,878,682
United Airlines Holdings, Inc.(a)	127,909	14,683,953
Total		35,998,934
Professional Services 0.2%
Automatic Data Processing, Inc.	63,855	14,165,593
Trading Companies & Distributors 0.7%
Ferguson Enterprises, Inc.	90,810	20,520,336
GATX Corp.	14,071	2,379,125
W.W. Grainger, Inc.	12,573	15,518,099
Total		38,417,560
Total Industrials		752,117,502
Information Technology 16.2%
Communications Equipment 1.3%
Cisco Systems, Inc.	439,459	52,919,653
InterDigital, Inc.	13,773	3,472,035
Motorola Solutions, Inc.	38,167	15,391,988
Ubiquiti, Inc.	148	86,411
Viasat, Inc.(a)	22,461	1,810,806
Total		73,680,893
Electronic Equipment, Instruments & Components 0.6%
Avnet, Inc.	214	18,603
Flex Ltd.(a)	142,786	21,529,273
Ingram Micro Holding Corp.	3,827	108,113
Sanmina Corp.(a)	16,597	4,310,739
TE Connectivity PLC	46,493	9,922,071
Total		35,888,799
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2026
7

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.3%
Accenture PLC, Class A	136,290	25,495,770
CoreWeave, Inc., Class A(a)	58,822	6,442,774
International Business Machines Corp.	90,483	26,945,837
Wix.com Ltd.(a)	218,165	12,230,330
Total		71,114,711
Semiconductors & Semiconductor Equipment 7.5%
Amkor Technology, Inc.	53,626	3,730,224
Analog Devices, Inc.	126,135	52,200,970
Applied Materials, Inc.	26,667	12,001,750
Broadcom, Inc.	98,175	43,861,645
KLA Corp.	14,680	28,210,703
Lam Research Corp.	201,431	64,091,315
Micron Technology, Inc.	104,591	101,557,861
ON Semiconductor Corp.(a)	137,252	16,555,336
QUALCOMM, Inc.	117,230	29,427,075
Skyworks Solutions, Inc.	21,089	1,641,779
Texas Instruments, Inc.	212,031	64,813,636
Total		418,092,294
Software 3.7%
Adobe, Inc.(a)	130,884	33,926,442
Clear Secure, Inc., Class A	14,863	824,153
Microsoft Corp.	293,228	132,022,975
Pegasystems, Inc.	50,809	1,815,405
Salesforce, Inc.	209,637	40,061,631
Total		208,650,606
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.	326,654	101,935,647
Total Information Technology		909,362,950
Materials 2.7%
Chemicals 0.8%
CF Industries Holdings, Inc.	74,953	8,420,970
Linde PLC	49,071	24,422,146
LyondellBasell Industries NV, Class A	116,203	7,744,930
NewMarket Corp.	4,342	3,358,884
Solstice Advanced Materials, Inc.	27,955	2,354,650
Total		46,301,580
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.5%
Eagle Materials, Inc.	16,226	3,588,867
Martin Marietta Materials, Inc.	38,556	22,425,712
Total		26,014,579
Containers & Packaging 0.5%
Avery Dennison Corp.	44,745	7,117,587
Graphic Packaging Holding Co.	55,390	623,691
International Paper Co.	3,749	125,479
Packaging Corp. of America	68,994	15,103,477
Smurfit WestRock PLC	94,368	3,883,243
Sonoco Products Co.	212	10,320
Total		26,863,797
Metals & Mining 0.9%
Freeport-McMoRan, Inc.	217,893	14,317,749
Newmont Corp.	183,789	20,181,870
Nucor Corp.	78,066	19,516,500
Total		54,016,119
Total Materials		153,196,075
Real Estate 2.1%
Health Care REITs 0.2%
Welltower, Inc.	42,539	8,734,533
Industrial REITs 0.2%
Prologis, Inc.	61,732	8,856,690
Real Estate Management & Development 0.0%
Opendoor Technologies, Inc.(a)	266,752	1,344,430
Residential REITs 0.1%
AvalonBay Communities, Inc.	34,761	6,344,230
Specialized REITs 1.6%
Extra Space Storage, Inc.	235,254	33,949,505
Public Storage	21,708	6,592,502
SBA Communications Corp.	246,231	50,024,290
Total		90,566,297
Total Real Estate		115,846,180
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Multi-Manager Value Strategies Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.9%
Electric Utilities 1.1%
American Electric Power Co., Inc.	104,779	13,272,356
Entergy Corp.	201,912	22,018,504
NextEra Energy, Inc.	100,822	8,772,522
Southern Co. (The)	202,146	18,607,539
Total		62,670,921
Independent Power and Renewable Electricity Producers 0.2%
Ormat Technologies, Inc.	22,945	3,148,743
Talen Energy Corp.(a)	16,604	6,422,427
Total		9,571,170
Multi-Utilities 0.6%
Ameren Corp.	83,284	8,992,173
CMS Energy Corp.	91,163	6,615,699
DTE Energy Co.	40,138	5,734,516
WEC Energy Group, Inc.	107,314	11,917,220
Total		33,259,608
Total Utilities		105,501,699
Total Common Stocks (Cost $4,468,466,536)		5,472,653,550

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(b),(c)	143,836,983	143,779,449
Total Money Market Funds (Cost $143,783,071)		143,779,449
Total Investments in Securities (Cost: $4,612,249,607)		5,616,432,999
Other Assets & Liabilities, Net		3,486,111
Net Assets		5,619,919,110
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	74,578,452	933,705,681	(864,500,109)	(4,575)	143,779,449	(21,297)	3,846,199	143,836,983
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2026
9

Portfolio of Investments (continued)
May 31, 2026
Fair value measurements   (continued)
the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	310,643,950	—	—	310,643,950
Consumer Discretionary	472,900,401	—	—	472,900,401
Consumer Staples	424,662,135	—	—	424,662,135
Energy	499,693,711	—	—	499,693,711
Financials	1,121,665,891	—	—	1,121,665,891
Health Care	607,063,056	—	—	607,063,056
Industrials	752,117,502	—	—	752,117,502
Information Technology	909,362,950	—	—	909,362,950
Materials	153,196,075	—	—	153,196,075
Real Estate	115,846,180	—	—	115,846,180
Utilities	105,501,699	—	—	105,501,699
Total Common Stocks	5,472,653,550	—	—	5,472,653,550
Money Market Funds	143,779,449	—	—	143,779,449
Total Investments in Securities	5,616,432,999	—	—	5,616,432,999
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Multi-Manager Value Strategies Fund  | 2026

Statement of Assets and Liabilities
May 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,468,466,536)	$5,472,653,550
Affiliated issuers (cost $143,783,071)	143,779,449
Receivable for:
Capital shares sold	1,588,701
Dividends	7,466,064
Foreign tax reclaims	13,463
Prepaid expenses	4,861
Total assets	5,625,506,088
Liabilities
Due to custodian	5,630
Payable for:
Capital shares redeemed	4,680,251
Management services fees	90,571
Transfer agent fees	329,150
Compensation of board members	6,749
Other expenses	161,042
Deferred compensation of board members	313,585
Total liabilities	5,586,978
Net assets applicable to outstanding capital stock	$5,619,919,110
Represented by
Paid in capital	4,164,059,985
Total distributable earnings (loss)	1,455,859,125
Total - representing net assets applicable to outstanding capital stock	$5,619,919,110
Institutional Class
Net assets	$5,619,919,110
Shares outstanding	339,546,862
Net asset value per share	$16.55
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2026
11

Statement of Operations
Year Ended May 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$100,952,002
Dividends — affiliated issuers	3,846,199
Foreign taxes withheld	(3,338)
Total income	104,794,863
Expenses:
Management services fees	32,136,474
Transfer agent fees
Institutional Class	4,241,459
Custodian fees	41,663
Printing and postage fees	361,289
Registration fees	71,631
Accounting services fees	32,824
Legal fees	98,679
Interest on interfund lending	53
Compensation of chief compliance officer	897
Compensation of board members	66,464
Deferred compensation of board members	98,306
Other	77,417
Total expenses	37,227,156
Net investment income	67,567,707
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	657,155,148
Investments — affiliated issuers	(21,297)
Net realized gain	657,133,851
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	338,405,564
Investments — affiliated issuers	(4,575)
Net change in unrealized appreciation (depreciation)	338,400,989
Net realized and unrealized gain	995,534,840
Net increase in net assets resulting from operations	$1,063,102,547
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Multi-Manager Value Strategies Fund  | 2026

Statement of Changes in Net Assets

	Year Ended May 31, 2026	Year Ended May 31, 2025
Operations
Net investment income	$67,567,707	$79,493,334
Net realized gain	657,133,851	750,063,913
Net change in unrealized appreciation (depreciation)	338,400,989	(484,889,578)
Net increase in net assets resulting from operations	1,063,102,547	344,667,669
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(753,027,816)	(416,033,452)
Total distributions to shareholders	(753,027,816)	(416,033,452)
Increase (decrease) in net assets from capital stock activity	327,485,720	(240,665,763)
Total increase (decrease) in net assets	637,560,451	(312,031,546)
Net assets at beginning of year	4,982,358,659	5,294,390,205
Net assets at end of year	$5,619,919,110	$4,982,358,659

	Year Ended		Year Ended
	May 31, 2026		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	61,628,636	1,008,853,040	66,303,574	1,061,893,202
Distributions reinvested	49,902,197	753,027,816	25,595,683	416,033,452
Shares redeemed	(87,994,421)	(1,434,395,136)	(104,425,464)	(1,718,592,417)
Net increase (decrease)	23,536,412	327,485,720	(12,526,207)	(240,665,763)

Total net increase (decrease)	23,536,412	327,485,720	(12,526,207)	(240,665,763)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2026
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Year Ended May 31,
	2026	2025	2024	2023	2022
Per share data
Net asset value, beginning of period	$15.77	$16.12	$13.95	$16.52	$17.67
Income (loss) from investment operations:
Net investment income	0.20	0.25	0.26	0.25	0.23
Net realized and unrealized gain (loss)	2.92	0.81	2.89	(1.12)	0.02 (a)
Total from investment operations	3.12	1.06	3.15	(0.87)	0.25
Distributions to shareholders
Distributions from net investment income	(0.22)	(0.26)	(0.25)	(0.25)	(0.22)
Distributions from net realized gains	(2.12)	(1.15)	(0.73)	(1.45)	(1.18)
Total distributions to shareholders	(2.34)	(1.41)	(0.98)	(1.70)	(1.40)
Net asset value, end of period	$16.55	$15.77	$16.12	$13.95	$16.52
Total return	21.38%	6.41%	23.45%	(5.54%)	1.22%
Ratios to average net assets
Total gross expenses(b)	0.68%(c)	0.69%	0.70%	0.72%(c)	0.69%(c)
Total net expenses(b),(d)	0.68%(c)	0.69%	0.69%	0.72%(c)	0.69%(c)
Net investment income	1.24%	1.56%	1.69%	1.69%	1.31%
Supplemental data
Net assets, end of period (in thousands)	$5,619,919	$4,982,359	$5,294,390	$4,171,477	$4,589,195
Portfolio turnover	37%	49%	20%	23%	22%

Notes to Financial Highlights
(a)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Multi-Manager Value Strategies Fund  | 2026

Notes to Financial Statements
May 31, 2026
Note 1. Organization
Multi-Manager Value Strategies Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency
Multi-Manager Value Strategies Fund  | 2026
15

Notes to Financial Statements (continued)
May 31, 2026
fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
16
Multi-Manager Value Strategies Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2026 was 0.59% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with American Century Investment Management, Inc and Diamond Hill Capital Management, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Multi-Manager Value Strategies Fund  | 2026
17

Notes to Financial Statements (continued)
May 31, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended May 31, 2026, the Fund’s effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.08
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
18
Multi-Manager Value Strategies Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through September 30, 2026 (%)
Institutional Class	0.69
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
(1)	(39,535,999)	39,536,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2026			Year Ended May 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
77,522,154	675,505,662	753,027,816	89,795,176	326,238,276	416,033,452
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Multi-Manager Value Strategies Fund  | 2026
19

Notes to Financial Statements (continued)
May 31, 2026
At May 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
167,432,185	310,531,763	—	978,208,762
At May 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
4,638,224,237	1,191,950,768	(213,742,006)	978,208,762
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,957,492,856 and $2,379,043,369, respectively, for the year ended May 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
20
Multi-Manager Value Strategies Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
The Fund’s activity in the Interfund Program during the year ended May 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	400,000	4.77	1
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At May 31, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
Multi-Manager Value Strategies Fund  | 2026
21

Notes to Financial Statements (continued)
May 31, 2026
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
22
Multi-Manager Value Strategies Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Multi-Manager Value Strategies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Multi-Manager Value Strategies Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Multi-Manager Value Strategies Fund  | 2026
23

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
52.34%	50.43%	$525,196,825
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
24
Multi-Manager Value Strategies Fund  | 2026

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the “Investment Manager” and together with its domestic and global affiliates, “Columbia Threadneedle Investments”), a wholly-owned subsidiary of Ameriprise Financial, Inc., serves as the investment manager to the Fund. During the March Meeting, the Board, including a majority of the Board members who are not interested persons of the Fund within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), upon the recommendation of the Investment Manager, unanimously approved a New Subadvisory Agreement between the Investment Manager and Diamond Hill, with respect to the Fund. The New Subadvisory Agreement would take effect upon the acquisition of Diamond Hill by First Eagle Investments (the “Transaction”) that would result in an assignment of the existing Subadvisory Agreement and would therefore result in the existing Subadvisory Agreement’s termination.
At the March Meeting, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) reviewed with the Board the legal standards for consideration by directors/trustees of advisory and subadvisory agreements and referred to the various written materials and oral presentations received by the Board and its Investment Review Committee in connection with the Board’s evaluation of the proposed services of Diamond Hill.
The Independent Trustees noted the discussion relating to the renewal and approval of the advisory and subadvisory agreements for the Fund at the Contracts Committee and Board meetings in June 2025 (the “June Meetings”) and, in that connection, the discussion by Independent Legal Counsel of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act and the factors that should be considered in determining whether to approve or renew an investment management agreement and/or subadvisory agreement. Independent Legal Counsel further indicated that the Independent Trustees should take into account the variety of written materials and oral presentations they received at the March Meeting as well as all of the information previously considered at the June Meeting regarding the proposed renewal of the Fund’s then-existing advisory and subadvisory agreements.
The Trustees held discussions with the Investment Manager and reviewed and considered various written materials and oral presentations in connection with the evaluation of Diamond Hill’s services, including the reports from management with respect to the fees and terms of the proposed New Subadvisory Agreement and Diamond Hill’s investment strategy/style and performance; and from the Compliance Committee, with respect to the code of ethics and compliance program of Diamond Hill. In considering the Subadvisory Agreement, the Board reviewed, among other things:
•
Terms of the Subadvisory Agreement;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•
Description of the services performed by Diamond Hill for the Fund;
•
Information regarding the Transaction and the experience and resources of Diamond Hill, including information regarding senior management, portfolio managers, and other personnel;
•
Information regarding Diamond Hill’s compliance program; and
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, Extent and Quality of Services
The Board considered its analysis of the reports and presentations received by it, covering the services performed by Diamond Hill as a subadviser for the Fund. The Board considered the Investment Manager’s rationale for recommending the continued retention of Diamond Hill, and the process for monitoring Diamond Hill’s ongoing performance of services for the Fund. The Independent Trustees considered that no material portfolio management team, investment strategy/process or compliance-related changes were expected to occur as a result of the Transaction. The Independent Trustees considered that Diamond Hill had confirmed that there would not be any change to the nature or quality of the services provided as a result of the Transaction. The Independent Trustees noted that the proposed New Subadvisory Agreement was substantially identical to the current subadvisory agreement and that no changes to subadvisory fees were proposed. The Independent Trustees also considered the fees and expenses of the Fund, the subadvisory fees paid to Diamond Hill and relevant comparisons thereof to those of peers and other Funds.
Multi-Manager Value Strategies Fund  | 2026
25

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund supported the approval of the New Subadvisory Agreement.
Investment Performance of Diamond Hill
The Board observed Diamond Hill’s performance for the Fund, including results versus the Fund’s benchmark and versus peers over various periods, specifically noting the Investment Manager’s view that it had met expectations.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of Diamond Hill, in light of other considerations, supported the approval of the New Subadvisory Agreement.
Comparative Fees, Costs of Services Provided and Profitability
The Board reviewed the proposed level of subadvisory fees under the proposed New Subadvisory Agreement, noting that no changes to subadvisory fees were being proposed. The Board considered that the proposed subadvisory fees payable to Diamond Hill would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fees for Diamond Hill were within a reasonable range of subadvisory fees paid by the Investment Manager to the subadvisers of other Funds with similar strategies. The Trustees observed that management fees, which were not proposed to change, remained within the range of other peers and that the Fund’s expense ratio also remained within the range of other peers. The Trustees also took into account the Investment Manager’s view that the Transaction would not adversely impact Diamond Hill’s ability to provide services to the Fund following the acquisition, including its level of quality and services provided to the Fund.
Because the New Subadvisory Agreement was negotiated at arm’s length by the Investment Manager, which is responsible for payments to Diamond Hill thereunder, the Board did not consider the profitability to Diamond Hill from its relationship with the Fund.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed level of subadvisory fees, anticipated costs of services provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the New Subadvisory Agreement.
Economies of Scale
The Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to the Fund. The Board also observed that fees to be paid under the New Subadvisory Agreement would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund). The Board observed that the Fund’s management agreement with the Investment Manager continues to provide for sharing of economies of scale as management fees decline as assets increase at pre-established breakpoints.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the New Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.
On March 19, 2026, after considering the factors described above relating to the New Subadvisory Agreement between the Investment Manager and Diamond Hill, and taking into account all of the factors considered as part of the approval of the continuance of the current Subadvisory Agreement in June 2025, the Board, including all of the Independent Trustees, approved the proposed Subadvisory Agreement between the Investment Manager and Diamond Hill.
26
Multi-Manager Value Strategies Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager Value Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN116_(07/26)

Columbia Mortgage Opportunities Fund
Annual Financial Statements and Additional Information
May 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Mortgage Opportunities Fund | 2026

Portfolio of Investments
May 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 15.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a),(b),(c)
Series 2024-X2 Class CERT
12/17/2029	0.000%	70,500	604,762
Ally Bank(a)
Series 2026-A Class F
03/15/2034	7.294%	3,500,000	3,504,693
Series 2026-A Class G
03/15/2034	10.575%	6,500,000	6,508,719
Ally Bank Auto Credit-Linked Notes(a)
Series 2025-A Class G
06/15/2033	10.219%	3,724,307	3,737,388
Series 2025-B Class F
09/15/2033	6.942%	2,673,646	2,666,279
Series 2025-B Class G
09/15/2033	9.935%	2,757,675	2,762,081
ARES CLO(a),(d)
Series 2021-60A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/18/2034	10.187%	5,000,000	4,869,860
ASP WHCO Participation LP(a),(d),(e)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	18,000,000	18,000,000
Carvana Auto Receivables Trust(a),(c),(e),(f)
Series 2026-P2 Class R
06/12/2034	0.000%	2,300	1,133,256
Cayuga Park CLO Ltd.(a),(d)
Series 2020-1A Class AR2
3-month Term SOFR + 1.200% Floor 1.200% 10/17/2038	4.880%	24,500,000	24,526,950
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	4,500,000	4,508,232
EDGEX Issuer Trust(a)
Series 2025-1NN Class B
01/15/2031	6.850%	6,537,299	6,490,953
Series 2025-2NN Class B
01/15/2032	6.475%	8,988,935	8,913,916
EDGEX Issuer Trust(a),(c)
Series 2025-1NN Class CERT
01/15/2031	0.000%	8,358,000	5,262,183
Elmwood CLO 16 Ltd.(a),(d)
3-month Term SOFR + 6.750% Floor 6.750% 04/20/2037	10.425%	2,750,000	2,704,422
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elmwood CLO 19 Ltd.(a),(d)
Series 2022-6AR2 Class AR2
3-month Term SOFR + 1.240% Floor 1.240% 10/17/2038	4.920%	15,000,000	15,025,155
Elmwood CLO VIII Ltd.(a),(d)
Series 2024-1A Class ER
3-month Term SOFR + 6.250% Floor 6.250% 04/20/2037	9.925%	2,500,000	2,411,940
Exeter Automobile Receivables Trust(a)
Series 2025-3A Class E
12/15/2032	7.520%	5,299,000	5,401,000
Series 2026-1 Class E
08/15/2033	6.690%	6,500,000	6,415,325
Invesco US CLO Ltd.(a),(d)
Series 2026-1A Class E
3-month Term SOFR + 6.030% Floor 6.030% 04/15/2039	9.711%	11,500,000	11,634,757
Lendbuzz Securitization Trust(a)
Series 202026-1A Class C
09/15/2031	7.450%	1,955,202	1,942,789
Series 2025-2A Class A2
05/15/2030	5.180%	3,365,059	3,371,027
Series 2026-1A Class B
12/16/2030	6.400%	1,727,853	1,715,928
Madison Park Funding XLII Ltd.(a),(d)
Series 2013A Class BR2
3-month Term SOFR + 1.300% 11/21/2030	4.971%	26,978,000	26,977,002
Magnetite XVII Ltd.(a),(d)
Series 2016-17A Class D1R3
3-month Term SOFR + 2.600% Floor 2.600% 07/25/2039	6.251%	10,750,000	10,750,000
MPOWER Education Trust(a)
Series 2025-1 Class A
12/22/2042	6.250%	6,039,371	6,057,478
Series 2025-1 Class B
12/22/2042	8.180%	7,024,000	7,145,105
Series 2025-1 Class C
12/22/2042	10.000%	3,000,000	1,689,414
MRQI(a)
Series 2026-HI1 Class D
01/25/2046	6.000%	4,457,561	4,422,230
Series 2026-HI1A Class E
01/25/2046	6.000%	1,946,757	1,932,821
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NetCredit Combined Receivables A LLC(a)
Series 2025-A Class A
10/20/2031	7.290%	4,629,047	4,667,672
Octagon 54 Ltd.(a),(d)
Series 2021-1A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	10.185%	2,500,000	1,991,910
Oportun Funding Trust(a)
Subordinated Series 2024-3 Class C
08/15/2029	6.250%	1,800,000	1,802,488
Pagaya AI Debt Grantor Trust(a)
Series 2025-5 Class E
03/15/2033	9.698%	2,999,884	3,010,892
Series 2025-6 Class B
04/15/2033	4.883%	6,899,364	6,860,710
Series 2026-1 Class A2
09/15/2033	4.739%	7,630,000	7,621,863
Series 2026-1 Class B
09/15/2033	5.370%	19,130,000	19,053,367
Series 2026-2 Class B
11/15/2033	6.029%	8,860,000	8,832,503
Series 2026-3 Class B
12/15/2033	6.201%	14,340,000	14,334,462
Subordinated Series 2024-5 Class C
10/15/2031	7.270%	2,393,975	2,395,072
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	4,849,391	4,847,276
Pagaya AI Debt Selection Trust(a),(c)
Series 2020-3 Class CERT
05/17/2027	0.000%	23,803,550	2,040
Series 2021-1 Class CERT
11/15/2027	0.000%	1,901,904	0
Subordinated Series 2021-3 Class
05/15/2029	0.000%	12,925,852	17,791
Subordinated Series 2021-5 Class
08/15/2029	0.000%	12,321,273	430,773
Pagaya AI Debt Trust(a)
Series 2025-R1 Class E
06/15/2032	12.105%	66,440	68,008
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	2,215,012	2,218,783
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-1 Class A
01/20/2034	5.715%	8,200,000	8,220,557
Series 2025-2 Class A
07/20/2033	5.065%	5,750,000	5,752,582
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square CLO Ltd.(a),(d)
Series 2023-2A Class ER
3-month Term SOFR + 6.400% Floor 6.400% 07/20/2038	10.075%	2,000,000	2,001,252
Reach Abs Trust(a)
Series 2026-1 Class A
02/15/2033	4.320%	2,818,748	2,819,365
Reach ABS Trust(a)
Series 2026-2 Class E
02/15/2035	6.910%	6,500,000	6,513,688
Research-Driven Pagaya Motor Asset Trust(a)
Series 2026-R1A Class A
07/25/2034	5.659%	11,251,168	11,241,397
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,742,987	1,733,077
Research-Driven Pagaya Motor Trust(a)
Series 2025-5A Class E
06/26/2034	9.218%	1,000,000	999,872
RR 16 Ltd.(a),(d)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	10.185%	3,733,333	3,642,912
TCW CLO Ltd.(a),(d)
Series 2025-2A Class E
3-month Term SOFR + 6.250% Floor 6.250% 01/15/2039	9.923%	2,500,000	2,502,520
Upgrade Master Pass-Thru Trust(a),(c)
Series 2025-ST5 Class CERT
09/15/2032	0.000%	5,250,000	3,243,991
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST6 Class A
10/15/2032	4.611%	7,050,791	7,058,474
Series 2026-ST2 Class E
06/15/2034	7.735%	4,750,000	4,768,516
Upstart Securitization Trust(a)
Series 2025-1 Class C
04/20/2035	9.270%	10,850,000	11,490,877
Series 2025-3 Class D
09/20/2035	7.410%	2,250,000	2,287,611
Series 2025-4 Class D
11/20/2035	7.670%	7,375,000	7,540,222
Series 2026-1 Class D
03/20/2036	7.320%	5,150,000	5,205,531
Series 2026-2 Class D
05/20/2036	7.350%	9,500,000	9,610,632
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-1 Class C
11/20/2034	8.680%	12,250,000	12,699,915
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	2,375,000	576
Voya CLO Ltd.(a),(d),(g)
Series 2026-2A Class D1
3-month Term SOFR + 2.550% Floor 2.550% 07/15/2039	3.651%	6,700,000	6,700,000
Total Asset-Backed Securities — Non-Agency (Cost $408,698,733)			397,274,842

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(h),(i)
Series 2017-30 Class IO
08/16/2058	0.568%	39,399,516	958,432
Series 2019-102 Class IB
03/16/2060	0.836%	11,414,810	508,975
Series 2020-19 Class IO
12/16/2061	0.734%	15,683,729	694,234
Series 2020-3 Class IO
02/16/2062	0.616%	17,148,554	598,423
Total Commercial Mortgage-Backed Securities - Agency (Cost $10,776,253)			2,760,064

Commercial Mortgage-Backed Securities - Non-Agency 1.1%

BHMS Commercial Mortgage Trust(a),(d)
Series 2025-ATLS Class B
1-month Term SOFR + 2.650% Floor 2.650% 08/15/2042	6.205%	3,800,000	3,804,750
BXP Trust(a),(h)
Subordinated Series 2021-601L Class E
01/15/2044	2.868%	7,150,000	5,632,056
COMM Mortgage Trust(a),(d)
Series 2019-521F Class A
1-month Term SOFR + 0.947% 06/15/2034	4.574%	5,300,000	5,194,707
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	1,125,000	896,332
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	5,100,000	3,674,477
Hilton USA Trust(a),(j)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	27,400,000	552,346
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	2,747,554	2,672,990
KSL Commercial Mortgage Trust(a),(d),(g)
Series 2026-HT3 Class D
1-month Term SOFR + 2.750% Floor 2.750% 06/15/2043	6.350%	7,800,000	7,809,751
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $58,311,940)			30,237,409

Joint Ventures(k) 0.6%
Value ($)
Itasca Park LLC(e),(l),(m),(n)	10,626,248
Itasca Park LLC - Unfunded(e),(l),(m),(n)	6,574,000
Total Joint Ventures (Cost $17,300,000)	17,200,248

Residential Mortgage-Backed Securities - Agency 103.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Remics(d),(i)
CMO Series 2026-7 Class SC
-1.0 x 30-day Average SOFR + 6.700% Cap 6.700% 02/25/2056	3.088%	50,781,533	6,281,732
Fannie Mae REMICS(d),(i)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	2.473%	20,757,443	2,356,221
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.473%	18,822,578	2,172,391
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	2.373%	25,978,228	2,658,035
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	2.273%	52,615,499	5,142,723
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(h),(i)
CMO Series 2022-90 Class GS
07/25/2050	2.338%	35,077,350	3,690,281
Fannie Mae REMICS(d)
CMO Series 2025-1 Class BF
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 02/25/2055	5.012%	12,729,192	12,870,357
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.462%	7,359,714	7,318,161
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	7.562%	17,720,140	17,945,844
CMO Series 2025-13 Class FA
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 03/25/2055	4.912%	9,982,132	10,070,545
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	7.562%	7,183,557	7,274,978
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.462%	23,037,773	22,969,828
Federal Home Loan Mortgage Corp.
11/01/2052	4.000%	21,051,689	19,795,955
12/01/2052	5.000%	17,515,038	17,565,829
09/01/2053	5.500%	19,359,924	19,714,102
Federal Home Loan Mortgage Corp.(d),(i)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	2.773%	8,207,388	947,266
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	2.143%	1,562,367	113,698
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	2.293%	644,082	72,509
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	2.143%	760,442	78,160
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	2.026%	733,768	77,488
CMO Series 4704 Class SK
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	2.393%	6,581,363	680,749
CMO Series 4826 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/15/2048	2.443%	7,334,974	784,897
CMO Series 4926 Class ST
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 01/15/2040	2.323%	4,725,183	263,957
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	2.353%	8,049,901	1,046,273
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	2.323%	15,757,458	2,080,949
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	2.213%	1,399,400	126,842
Federal Home Loan Mortgage Corp.(i)
CMO Series 4215 Class IL
07/15/2041	3.500%	75,924	1,280
CMO Series 5040 Class IH
11/25/2050	3.500%	9,021,065	1,423,243
CMO Series 5083 Class NI
12/25/2040	4.500%	7,449,641	1,264,498
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	1,116,737	152,551
Federal Home Loan Mortgage Corp. REMICS(d),(i)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	2.243%	33,197,875	3,035,119
CMO Series 5119 Class QS
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 06/25/2051	2.688%	32,139,828	4,688,330
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	2.373%	23,204,822	2,574,095
Federal Home Loan Mortgage Corp. REMICS(i)
CMO Series 5105 Class ID
05/25/2051	3.000%	32,411,128	6,213,375
CMO Series 5105 Class JI
03/25/2045	3.000%	19,009,619	1,575,380
CMO Series 5183 Class IO
01/25/2052	3.000%	31,995,724	5,068,343
Federal National Mortgage Association
10/01/2051- 08/01/2052	4.000%	58,286,178	55,278,305
09/01/2052	5.000%	16,262,650	16,170,650
Federal National Mortgage Association(d),(i)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	2.173%	1,571,114	141,661
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	2.423%	898,976	97,597
CMO Series 2015-27 Class AS
-1.0 x 30-day Average SOFR + 5.536% Cap 5.650% 05/25/2045	1.923%	6,868,033	522,785
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	2.273%	939,193	97,021
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-50 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 07/25/2047	2.373%	5,739,372	594,597
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.223%	15,312,482	266,829
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	2.423%	5,817,133	645,377
CMO Series 2020-38 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	2.323%	4,217,954	455,453
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	1.273%	18,292,536	1,229,348
Federal National Mortgage Association(i)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	14,898,851	2,501,886
Federal National Mortgage Association REMICS(d),(i)
CMO Series 2018-3 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2048	2.423%	18,727,574	2,063,357
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	2.373%	26,376,312	2,471,537
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	2.323%	26,784,243	2,742,961
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	2.423%	18,668,388	2,036,773
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-74 Class SD
-1.0 x 30-day Average SOFR + 6.600% Cap 6.600% 10/25/2054	2.988%	25,617,616	2,922,404
Freddie Mac REMICS(d),(i)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	2.323%	17,861,715	1,810,646
CMO Series 5541 Class SK
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 05/25/2055	2.088%	51,002,968	3,833,562
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	3.388%	19,081,113	2,314,949
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	1.488%	31,687,835	1,559,998
CMO Series 5604 Class SB
-1.0 x 30-day Average SOFR + 7.150% Cap 7.150% 11/25/2055	3.538%	59,881,797	8,263,215
CMO Series 5604 Class SN
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.938%	74,063,754	5,833,994
Freddie Mac REMICS(d)
CMO Series 5480 Class FA
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.500% 03/25/2054	5.062%	20,781,906	20,983,019
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.562%	13,024,577	13,195,956
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.562%	23,441,378	23,742,877
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	4.932%	9,966,083	10,058,976
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.562%	13,442,973	13,623,531
CMO Series 5534 Class FD
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 05/25/2055	4.862%	9,550,300	9,604,049
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	7.912%	8,276,927	8,429,980
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.212%	14,928,130	15,253,877
CMO Series 5551 Class FB
30-day Average SOFR + 1.500% Floor 1.500%, Cap 6.500% 06/25/2055	5.112%	9,740,163	9,866,098
CMO Series 5563 Class FT
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 08/25/2055	4.962%	22,199,170	22,452,962
Freddie Mac REMICS(d),(e),(f)
CMO Series 5668 Class FL
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.000% 06/25/2056	5.071%	23,362,056	23,589,126
Government National Mortgage Association(d),(i)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	2.861%	24,254,764	2,454,184
CMO Series 2014-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2044	2.383%	7,049,061	669,866
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-163 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.483%	7,162,141	1,043,148
CMO Series 2018-124 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	2.483%	7,281,956	797,275
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.433%	6,104,871	598,283
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	2.483%	4,705,251	543,975
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	2.483%	6,252,699	731,641
CMO Series 2018-63 Class SH
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	2.483%	5,802,410	614,771
CMO Series 2018-78 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	2.483%	5,388,015	687,031
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	2.483%	4,926,670	661,381
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.333%	11,348,007	1,392,844
CMO Series 2019-128 Class YS
-1.0 x 1-month Term SOFR + 2.736% Cap 2.850% 10/20/2049	0.000%	30,807,016	50,157
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	2.383%	24,636,230	2,644,177
CMO Series 2019-43 Class NS
-1.0 x 1-month Term SOFR + 3.156% Cap 3.270% 04/20/2049	0.000%	11,655,004	98,547
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.483%	7,892,977	876,361
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	2.583%	50,900,577	6,240,736
CMO Series 2020-148 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	2.583%	16,858,095	2,098,062
CMO Series 2020-160 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	2.583%	27,155,971	3,310,489
CMO Series 2020-175 Class NS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	2.583%	19,199,624	2,398,916
CMO Series 2020-187 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	2.583%	14,752,022	1,870,101
CMO Series 2020-31 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	2.333%	15,490,605	1,658,756
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	2.333%	17,625,282	2,138,015
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-62 Class SK
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	2.433%	7,672,434	906,648
CMO Series 2020-67 Class KS
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 05/20/2050	2.233%	15,861,417	1,710,529
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	2.433%	19,703,584	2,232,044
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.583%	26,948,126	3,349,261
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.583%	21,456,477	2,540,597
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.583%	23,177,046	3,037,832
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	49,095,678	144,773
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.583%	49,525,053	5,656,514
CMO Series 2021-142 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 08/20/2051	2.583%	52,699,711	6,566,078
CMO Series 2021-155 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.583%	26,432,566	3,251,552
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.583%	38,133,385	4,890,061
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	67,844,147	218,370
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.583%	32,782,770	4,197,483
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	229,624,766	327,376
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	2.583%	32,718,127	4,207,587
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.583%	27,287,017	3,169,199
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	38,103,833	327,350
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.583%	37,540,881	4,631,520
CMO Series 2022-161 Class SQ
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 09/20/2052	1.725%	34,515,815	2,144,043
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	2.375%	49,270,917	4,206,209
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	21,214,699	159,267
CMO Series 2022-83 Class AS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	2.433%	20,184,292	2,450,276
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	2.333%	28,844,784	2,784,303
CMO Series 2023-101 Class CS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	2.375%	60,773,781	3,726,776
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	2.105%	12,940,501	836,122
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	2.333%	45,360,346	4,629,699
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	2.275%	30,377,914	1,594,342
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	2.333%	29,671,780	3,097,304
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	2.025%	57,609,455	3,941,581
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.725%	21,203,985	1,733,672
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	2.525%	19,437,362	1,538,735
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	1.775%	45,295,811	2,235,756
CMO Series 2024-144 Class SL
-1.0 x 30-day Average SOFR + 4.100% Cap 4.100% 09/20/2054	0.475%	80,972,805	1,520,078
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.425%	19,048,359	1,847,504
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	1.775%	30,012,215	1,472,165
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.775%	39,422,340	2,181,479
CMO Series 2024-64 Class SY
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 04/20/2054	2.260%	45,170,394	4,132,093
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.625%	20,323,372	2,688,721
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	3.675%	26,147,419	3,694,327
CMO Series 2025-150 Class MS
-1.0 x 30-day Average SOFR + 4.350% Cap 4.350% 09/20/2055	0.725%	154,142,158	3,879,080
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-156 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2055	2.375%	48,813,406	4,767,454
CMO Series 2025-172 Class SB
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 10/20/2055	2.375%	42,740,530	4,104,993
CMO Series 2026-28 Class S
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 01/20/2056	2.075%	32,132,023	2,365,695
CMO Series 2026-5 Class SB
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 01/20/2056	2.075%	55,257,636	4,827,335
Government National Mortgage Association(i)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,427,599	312,510
CMO Series 2018-78 Class GI
04/20/2048	4.000%	4,189,829	740,125
CMO Series 2020-160 Class DI
10/20/2050	2.500%	14,929,044	2,116,758
CMO Series 2020-160 Class HI
10/20/2050	2.500%	12,114,497	1,715,936
CMO Series 2020-160 Class ID
10/20/2050	2.500%	10,706,271	1,510,594
CMO Series 2020-162 Class EI
10/20/2050	2.500%	11,078,797	1,556,653
CMO Series 2020-164 Class CI
11/20/2050	3.000%	13,689,939	2,150,740
CMO Series 2020-191 Class UC
12/20/2050	4.000%	16,748,997	3,731,702
CMO Series 2020-191 Class UM
12/20/2050	3.500%	25,950,043	3,944,407
CMO Series 2020-85 Class MI
06/20/2050	3.500%	10,417,555	1,953,831
CMO Series 2021-158 Class VI
09/20/2051	3.000%	27,453,059	4,580,798
CMO Series 2021-160 Class CI
09/20/2051	2.500%	55,947,440	7,517,048
CMO Series 2021-24 Class MI
02/20/2051	3.000%	13,298,417	2,169,239
CMO Series 2021-29 Class HI
02/20/2051	3.500%	17,016,580	3,271,652
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-44 Class CI
03/20/2051	3.000%	20,277,083	3,532,805
CMO Series 2021-44 Class MI
03/20/2051	3.000%	13,245,840	2,149,459
CMO Series 2021-58 Class IA
04/20/2051	3.500%	11,213,977	1,959,995
CMO Series 2021-7 Class IT
01/16/2051	3.000%	25,952,326	5,895,484
Government National Mortgage Association(d)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.625%	8,579,988	8,487,574
Government National Mortgage Association(d),(e),(f),(i)
CMO Series 2026-80 Class SH
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 05/20/2056	2.001%	29,215,856	2,766,376
Government National Mortgage Association TBA(g)
06/20/2054	4.500%	240,000,000	230,845,106
Uniform Mortgage-Backed Security TBA(g)
06/13/2054	4.000%	437,500,000	409,571,557
06/13/2054	4.500%	483,000,000	463,632,458
06/13/2054	5.500%	60,000,000	60,264,809
06/11/2056	3.500%	150,000,000	136,328,323
06/11/2056	5.000%	261,000,000	256,756,333
06/11/2056	6.000%	473,000,000	482,966,190
Total Residential Mortgage-Backed Securities - Agency (Cost $2,809,069,429)			2,734,682,301

Residential Mortgage-Backed Securities - Non-Agency 53.8%

A&D Mortgage Trust(a),(o)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	2,479,085	2,487,600
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	9,508,406	9,513,065
A&D Mortgage Trust(a),(h)
CMO Series 2026-NQM1 Class A1
02/25/2071	4.912%	8,878,423	8,799,427
Subordinated CMO Series 2024-NQM1 Class B1
02/25/2069	8.422%	5,600,000	5,648,989
Ajax Mortgage Loan Trust(a),(o)
CMO Series 2021-C Class A
01/25/2061	6.115%	2,687,061	2,701,844
Ajax Mortgage Loan Trust(a),(h)
Subordinated CMO Series 2021-E Class B2
12/25/2060	3.863%	8,617,660	5,633,478
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	648,653	506,453
Angel Oak Mortgage Trust(a),(h)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	3,164,640	2,775,781
Subordinated CMO Series 2019-6 Class B1
11/25/2059	3.941%	9,450,000	9,180,420
Angel Oak Mortgage Trust(a),(o)
CMO Series 2025-8 Class A1
07/25/2070	5.410%	5,619,205	5,640,103
Barclays Mortgage Loan Trust(a),(h)
CMO Series 2026-NQM5 Class M1
05/25/2066	6.089%	8,516,900	8,533,759
Barclays Mortgage Trust(a),(o)
CMO Series 2021-NPL1 Class B
11/25/2051	7.625%	3,790,579	3,795,341
BRAVO Residential Funding Trust(a),(h)
CMO Series 2025-HE1 Class B1
09/25/2072	6.058%	1,500,000	1,494,859
CMO Series 2025-HE1 Class B2
09/25/2072	6.058%	10,498,000	10,079,308
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	6,626,000	6,228,290
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	4,100,000	3,664,220
BRAVO Residential Funding Trust(a),(o)
CMO Series 2026-NQMR1 Class A2
08/25/2062	5.500%	12,159,624	12,079,039
CAFL Issuer LP(a)
CMO Series 2025-RRTL2 Class M1
11/28/2040	6.844%	6,500,000	6,476,945
CMO Series 2025-RTL1 Class M1
05/28/2040	8.160%	3,000,000	3,027,149
Center Street Lending Resi-Investor ABS Mortgage Trust(a),(o)
CMO Series 2026-RTL1 Class A1
12/25/2030	5.375%	20,050,000	19,928,080
CHNGE Mortgage Trust(a),(h)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,650,000	3,979,852
CMO Series 2023-3 Class M1
07/25/2058	8.197%	8,900,000	8,870,691
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.554%	8,350,000	7,233,729
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.554%	7,431,000	6,153,752
Subordinated CMO Series 2022-2 Class B1
03/25/2067	4.578%	4,569,000	4,092,662
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.026%	5,373,000	5,362,993
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.026%	8,894,000	8,877,592
Subordinated CMO Series 2023-2 Class B1
06/25/2058	7.922%	4,942,000	4,926,224
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.197%	3,700,000	3,684,199
CHNGE Mortgage Trust(a),(o)
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	3,150,000	3,139,071
CIM Trust(a),(e),(f),(o)
CMO Series 2026-NR1 Class A1
07/25/2065	5.000%	21,980,000	21,329,873
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	13,217,335	10,155,260
Citigroup Mortgage Loan Trust(a),(p)
Subordinated CMO Series 2015-RP2 Class FB
01/25/2053	0.000%	1,304,724	537,528
Citigroup Mortgage Loan Trust(a),(h),(i)
Subordinated CMO Series 2015-RP2 Class XIO
01/25/2053	0.970%	30,782,269	870,969
Citigroup Mortgage Loan Trust(a),(h)
Subordinated CMO Series 2018-RP3 Class B3
03/25/2061	3.250%	10,497,650	7,924,224
COLT Mortgage Loan Trust(a),(h)
CMO Series 2021-3 Class A3
09/27/2066	1.419%	5,003,352	4,219,901
CMO Series 2023-1 Class B2
04/25/2068	7.878%	4,546,000	4,527,397
CMO Series 2025-5 Class B1
05/25/2070	7.439%	3,728,000	3,773,215
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	5,969,000	4,750,682
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	2,502,000	1,731,776
COLT Mortgage Loan Trust(a),(o)
CMO Series 2025-5 Class A1
05/25/2070	5.536%	6,128,671	6,161,373
CMO Series 2025-7 Class A2
06/25/2070	5.673%	6,273,273	6,288,873
Connecticut Avenue Securities Trust(a),(d)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	9.112%	7,059,000	7,212,288
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	9.612%	10,350,000	10,605,011
Deephaven Residential Mortgage Trust(a),(h)
CMO Series 2025-CES1 Class B1
10/25/2055	6.971%	4,800,000	4,776,602
CMO Series 2025-CES1 Class B2
10/25/2055	7.914%	2,965,200	2,947,149
Subordinated CMO Series 2020-2 Class B3
05/25/2065	6.364%	4,911,000	4,854,924
EASY(a),(o)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	10,000,000	10,084,638
EASY(a),(h)
CMO Series 2025-RTL1 Class M
05/25/2040	9.116%	3,750,000	3,754,641
Easy Street Mortgage Loan Trust(a),(o)
CMO Series 2025-RTL2 Class A1
10/25/2040	5.606%	16,700,000	16,671,784
EFMT(a),(h)
CMO Series 2025-RTL1 Class M1
11/25/2040	6.394%	2,000,000	1,988,643
CMO Series 2025-RTL1 Class M2
11/25/2040	8.334%	2,250,000	2,252,584
Ellington Financial Mortgage Trust(a),(o)
CMO Series 2026-CES1 Class A1A
12/25/2060	4.914%	4,863,381	4,819,000
Fannie Mae Connecticut Avenue Securities(a),(d)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	9.812%	11,350,000	11,601,720
FIGRE Trust(a),(h)
CMO Series 2025-HE1 Class F
01/25/2055	8.533%	2,110,000	2,196,996
CMO Series 2025-HE3 Class E
05/25/2055	8.103%	1,500,000	1,593,089
CMO Series 2025-HE3 Class F
05/25/2055	9.081%	1,500,000	1,586,732
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	10,159,479	10,051,407
Subordinated CMO Series 2023-HE3 Class D
01/25/2042	7.747%	2,653,514	2,730,875
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	2,350,000	2,444,874
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	3,250,000	3,434,264
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2024-HE2 Class F
05/25/2054	9.790%	7,575,000	8,011,815
Subordinated CMO Series 2024-HE3 Class E
07/25/2054	7.551%	1,850,000	1,890,095
Subordinated CMO Series 2024-HE3 Class F
07/25/2054	9.261%	1,550,000	1,610,140
Subordinated CMO Series 2024-HE4 Class E
09/25/2054	6.809%	1,900,000	1,910,601
Subordinated CMO Series 2024-HE4 Class F
09/25/2054	8.482%	1,300,000	1,346,664
Subordinated CMO Series 2024-HE5 Class E
10/25/2054	7.010%	3,950,000	3,990,364
Subordinated CMO Series 2024-HE5 Class F
10/25/2054	8.630%	2,900,000	2,989,731
FMC GMSR Issuer Trust(a),(h)
CMO Series 2020-GT1 Class A
01/25/2028	5.050%	9,050,000	8,928,554
Freddie Mac STACR REMIC Trust(a),(d)
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	9.262%	15,500,000	17,886,585
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	8.362%	14,000,000	15,551,336
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.112%	23,300,000	28,358,663
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	11.112%	7,450,000	7,621,373
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(a),(d)
Subordinated CMO Series 2019-CS03 Class B2
30-day Average SOFR + 0.114% 10/25/2032	4.454%	7,345,104	7,112,104
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(i)
Subordinated CMO Series 2019-CS03 Class IO
10/25/2029	0.270%	569,732,439	3,804,217
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(d)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	1,293,149	1,278,427
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	2,950,000	2,865,376
CMO Series 2020-CS01 Class B2
30-day Average SOFR + 0.114% 04/25/2033	4.454%	16,988,156	14,041,075
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	7.612%	6,750,000	7,410,818
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	11.012%	14,200,000	17,266,024
Freddie Mac Structured Agency Credit Risk Debt Notes(i)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	233,096,425	1,326,622
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	425,726,570	1,066,615
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	425,726,570	1,362,921
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(i)
CMO Series 2020-CS01 Class IO1
04/25/2030	0.080%	1,834,891,934	3,974,009
CMO Series 2020-CS01 Class IO2
04/25/2030	0.125%	1,834,891,934	6,209,458
Freddie Mac Structured Agency Credit Risk Debt Notes(d)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	5,650,000	4,920,502
Galton Funding Mortgage Trust(a),(h)
CMO Subordinated Series 2020-H1 Class B1
01/25/2060	3.386%	1,877,100	1,472,446
GCAT Trust(a),(h)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	5,488,091
CMO Series 2025-NQM5 Class A1
08/25/2070	4.981%	12,121,369	12,072,708
Genworth Mortgage Insurance Corp.(a),(d)
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	8.562%	7,500,000	7,592,117
GITSIT Mortgage Loan Trust(a),(o)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	1,219,139	1,219,637
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-NPL1 Class A2
02/25/2055	8.837%	7,000,000	7,002,033
CMO Series 2025-NPL2 Class A1
12/25/2055	5.425%	18,076,218	17,967,672
GS Mortgage-Backed Securities Corp. Trust(a),(o)
CMO Series 2025-NQM6 Class A1
11/25/2029	5.021%	8,585,538	8,533,204
GS Mortgage-Backed Securities Trust(a),(o)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.006%	6,759,420	6,730,062
Homes Trust(a),(o)
CMO Series 2026-INV1 Class A1D
08/25/2060	5.077%	13,303,827	13,172,843
HOMES Trust(a),(h)
CMO Series 2025-AFC4 Class A1
11/25/2060	5.149%	8,154,074	8,124,830
HTAP Issuer Trust(a)
CMO Series 2024-1 Class A
04/25/2037	7.000%	6,808,167	6,823,468
CMO Series 2024-2 Class A
04/25/2042	6.500%	12,706,754	12,670,207
CMO Series 2025-1 Class A
11/25/2042	6.500%	10,614,749	10,541,341
Subordinated CMO Series 2024-2 Class B
04/25/2042	7.500%	4,700,000	4,671,347
Imperial Fund Mortgage Trust(a),(h)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.102%	7,384,000	6,024,931
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.413%	4,489,000	3,724,798
Imperial Fund Mortgage Trust(a),(o)
Subordinated CMO Series 2022-NQM5 Class B2
08/25/2067	6.250%	4,944,000	4,924,054
JPMorgan Mortgage Trust(a),(h)
CMO Series 2025-VIS3 Class A1
02/25/2066	5.062%	13,043,421	13,012,391
JPMorgan Mortgage Trust(a),(o)
CMO Series 2026-NQM2 Class A2
09/25/2066	5.610%	10,427,974	10,422,411
Knock Issuer Trust(a)
CMO Series 2025-1 Class A1
02/25/2030	7.119%	17,040,000	17,106,051
CMO Series 2025-1 Class A2
02/25/2030	9.054%	1,500,000	1,499,518
LHOME Mortgage Trust(a),(h)
CMO Series 2024-RTL5 Class M1
09/25/2039	6.823%	4,358,000	4,371,941
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-RTL1 Class M1
01/25/2040	7.023%	5,368,000	5,405,202
CMO Series 2025-RTL3 Class M1
08/25/2040	6.891%	1,800,000	1,816,425
Mello Mortgage Capital Acceptance(a),(o)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	5,802,000	5,427,249
MFA Trust(a),(h)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	3,500,000	3,226,987
CMO Series 2025-NQM4 Class A1
08/25/2070	5.229%	10,380,020	10,385,996
Subordinated CMO Series 2020-NQM3 Class B1
01/26/2065	3.661%	6,250,000	5,733,357
MFA Trust(o)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	14,535,635	14,539,820
MFA Trust(a),(o)
CMO Series 2026-INV1 Class A3
12/25/2059	5.492%	10,018,877	9,989,629
Morgan Stanley Residential Mortgage Loan Trust(a),(h)
CMO Series 2025-DSC3 Class A1
09/25/2070	4.912%	11,744,375	11,678,622
Morgan Stanley Residential Mortgage Loan Trust(a),(o)
CMO Series 2025-NQM7 Class A1
09/25/2070	4.984%	14,656,085	14,598,611
CMO Series 2026-DSC2 Class A2
04/27/2071	5.693%	8,880,040	8,881,914
New Residential Mortgage Loan Trust(a),(h),(i)
CMO Series 2014-1A Class AIO
01/25/2054	1.990%	2,492,128	96,898
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2025-NQM4 Class A1
07/25/2065	5.350%	14,691,528	14,732,251
CMO Series 2025-NQM5 Class A1
08/25/2065	5.109%	12,493,416	12,472,325
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	3.968%	9,250,000	7,365,550
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.857%	2,887,000	2,119,139
Subordinated CMO Series 2024-RPL1 Class B4
01/25/2064	3.874%	6,748,000	4,999,689
Subordinated CMO Series 2024-RPL1 Class B5
01/25/2064	3.874%	5,287,000	3,701,597
NYMT Loan Trust(a),(h)
CMO Series 2024-CP1 Class A2
02/25/2068	3.825%	5,295,000	4,215,134
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-CP1 Class M1
02/25/2068	3.825%	2,350,000	1,779,565
CMO Series 2025-INV2 Class A1
10/25/2060	5.000%	8,827,074	8,793,788
NYMT Trust(a),(o)
CMO Series 2024-RR1 Class A
05/25/2064	7.375%	12,755,659	12,799,337
OBX Trust(a),(h)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	6,329,088	5,187,321
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	4,406,822	3,683,268
OBX Trust(a),(o)
CMO Series 2026-NQM1 Class A2
11/25/2065	5.070%	8,344,180	8,273,580
OSAT Trust(a),(o)
CMO Series 2021-RPL1 Class A2
05/25/2065	7.967%	5,764,370	5,551,581
Point Securitization Trust(a)
CMO Series 2025-1 Class A1
06/25/2055	6.250%	7,159,473	7,180,147
Point Securitization Trust(a),(o)
CMO Series 2025-2 Class A1
09/25/2055	5.750%	9,978,503	9,909,086
CMO Series 2026-1 Class A1
02/25/2056	5.250%	20,738,912	20,325,382
CMO Series 2026-1 Class B1
02/25/2056	7.000%	6,120,000	5,373,127
Preston Ridge Partners Mortgage Trust(a),(o)
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	7,802,000	7,698,383
CMO Series 2023-RCF2 Class M1
11/25/2053	4.000%	1,724,000	1,691,489
CMO Series 2023-RCF2 Class M2
11/25/2053	4.000%	3,688,000	3,615,912
PRET LLC(a),(o)
CMO Series 2026-NPL1 Class A1
01/25/2056	5.180%	9,520,031	9,440,641
PRKCM Trust(a),(h)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	5,275,391	4,987,122
PRPM(a),(o)
CMO Series 2025-3 Class A2
05/25/2030	9.066%	10,000,000	9,966,251
PRPM LLC(a),(o)
CMO Series 2025-RPL1 Class M2
03/25/2055	4.000%	9,500,000	8,565,017
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(o)
CMO Series 2024-6 Class A2
11/25/2029	8.596%	7,000,000	7,006,764
CMO Series 2024-7 Class A1
11/25/2029	5.870%	5,083,958	5,087,151
CMO Series 2024-8 Class A1
12/25/2029	5.897%	2,989,865	2,991,343
CMO Series 2024-8 Class A2
12/25/2029	8.836%	6,100,000	6,107,355
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	1,850,000	1,810,316
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	9,750,000	9,393,872
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	2,800,000	2,718,077
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	11,150,000	10,632,594
CMO Series 2024-RCF3 Class M2
05/25/2054	4.000%	2,250,000	2,149,280
CMO Series 2024-RCF4 Class M1
07/25/2054	4.000%	2,335,000	2,268,461
CMO Series 2024-RCF4 Class M2
07/25/2054	4.000%	1,910,000	1,817,345
CMO Series 2024-RCF6 Class M1
10/25/2054	4.000%	2,350,000	2,263,494
CMO Series 2024-RCF6 Class M2
10/25/2054	4.000%	4,088,000	3,867,306
CMO Series 2024-RPL4 Class M1
12/25/2054	4.000%	4,700,000	4,458,613
CMO Series 2024-RPL4 Class M2
12/25/2054	4.000%	4,408,000	4,158,936
CMO Series 2025-2 Class A2
05/25/2030	9.560%	4,900,000	4,885,105
CMO Series 2025-4 Class A2
06/25/2030	9.438%	8,000,000	7,962,428
CMO Series 2025-RCF4 Class M1B
08/25/2055	4.500%	477,000	441,585
CMO Series 2025-RCF4 Class M2
08/25/2055	4.500%	2,000,000	1,867,765
CMO Series 2026-1 Class A2
02/25/2031	6.474%	9,600,000	9,405,839
CMO Series 2026-3 Class A1
04/25/2031	5.962%	12,664,730	12,648,427
PRPM LLC(a),(h)
CMO Series 2025-RCF3 Class M1A
07/25/2055	5.250%	1,100,000	1,076,469
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-RCF3 Class M1B
07/25/2055	5.250%	1,000,000	949,400
CMO Series 2025-RCF3 Class M2
07/25/2055	5.250%	2,000,000	1,914,517
PRPM Trust(a),(h)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	7,876,013	7,916,307
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	11,903,786	11,838,689
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.344%	4,608,000	4,595,209
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.124%	2,700,000	2,691,409
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.323%	2,043,000	2,052,727
PRPM Trust(a),(o)
CMO Series 2026-NQM2 Class A2
04/25/2071	5.567%	5,000,000	4,978,843
CMO Series 2026-RCF1 Class M2
01/25/2056	5.500%	2,499,000	2,389,636
Radnor Re Ltd.(a),(d)
Subordinated CMO Series 2021-1 Class B1
30-day Average SOFR + 4.000% Floor 4.000% 12/27/2033	7.612%	4,750,000	4,804,865
RCO IX Mortgage LLC(a),(o)
CMO Series 2025-4 Class A1
10/25/2030	5.310%	14,002,344	13,965,195
RCO Trust(a),(o)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	8,503,905	8,388,489
RCO VIII Mortgage LLC(a),(o)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	2,774,474	2,776,456
Reneu Redi Q-1 Trust(a),(o),(q)
CMO Series 2026-RTL1 Class A1
06/25/2041	5.925%	21,000,000	21,031,655
Residential Mortgage Loan Trust(a),(h)
Subordinated CMO Series 2020-1 Class B1
01/26/2060	3.946%	3,938,000	3,755,592
RUN Trust(a),(h)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.017%	5,595,000	4,511,061
SAIF Securitization Trust(a),(o)
CMO Series 2025-CES1 Class M1
06/25/2065	6.240%	2,453,220	2,460,909
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saluda Grade Alternative Mortgage Trust(a),(h)
CMO Series 2025-FIG6 Class A1
01/25/2056	5.178%	13,914,800	13,762,128
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	4.563%	5,198,000	4,403,639
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	4.563%	4,958,000	3,961,117
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	3.940%	5,184,250	7,755,271
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	6,005,970	10,697,948
Subordinated CMO Series 2024-CES1 Class B1
03/25/2054	8.243%	12,120,000	12,428,862
Saluda Grade Alternative Mortgage Trust(a),(d),(g)
CMO Series 2026-LOC6 Class A1A
1-month Term SOFR + 1.500% 06/25/2056	5.084%	18,989,000	18,989,000
Splitero Trust(a)
CMO Series 2025-1 Class A2
12/25/2055	7.000%	11,500,000	11,403,167
Splitero Trust(a),(e),(o)
CMO Series 2026-1 Class A1
06/25/2056	5.750%	5,500,000	5,450,156
CMO Series 2026-1 Class B1
06/25/2056	6.750%	1,370,000	1,214,591
Stanwich Mortgage Loan Co. LLC(a),(o)
CMO Series 2021-NPB1 Class A2
10/16/2026	8.375%	10,125,674	10,186,306
Starwood Mortgage Residential Trust(a),(h)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,750,000	4,350,171
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,120,639	2,704,513
Starwood Mortgage Residential Trust(a)
Subordinated CMO Series 2020-INV1 Class B1
11/25/2055	3.257%	3,200,000	2,950,610
Subordinated CMO Series 2020-INV1 Class B2
11/25/2055	4.261%	1,400,000	1,297,395
Toorak Mortgage Trust(a),(h)
CMO Series 2024-RRT1 Class B2
02/25/2039	9.662%	2,318,000	2,323,289
CMO Series 2024-RRTL2 Class M1
09/25/2039	7.257%	5,375,000	5,401,391
CMO Series 2025-RRTL1 Class B1
02/25/2040	8.342%	3,800,000	3,831,139
Subordinated CMO Series 2024-RRTL1 Class B1
02/25/2039	10.324%	6,430,000	6,457,759
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2024-RRTL2 Class B1
09/25/2039	8.178%	5,550,000	5,555,706
Triangle Re Ltd.(a),(d)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% 10/25/2033	9.199%	4,632,591	4,646,312
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% 10/25/2033	11.199%	7,100,000	7,126,901
TVC Mortgage Trust(a),(o)
CMO Series 2024-RRTL1 Class M2
07/25/2039	9.030%	4,560,000	4,545,352
TVC Mortgage Trust(a),(h)
CMO Series 2026-RTL1 Class M1
04/25/2040	6.340%	1,000,000	992,346
VCC Trust(a),(o)
CMO Series 2025-MC1 Class A2
05/25/2055	12.047%	5,214,000	5,188,709
Vericrest Opportunity Loan Transferee(a),(o)
CMO Series 2021-NPL4 Class A1
03/27/2051	6.240%	197,870	197,941
Verus Securitization Trust(a),(h)
CMO Series 2021-4 Class A1
07/25/2066	0.938%	6,322,114	5,385,787
Subordinated CMO Series 2022-2 Class B2
02/25/2067	4.248%	4,493,200	3,535,111
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	3,800,000	2,771,274
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	3,500,000	2,689,600
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	3,781,000	3,501,161
Verus Securitization Trust(a),(o)
CMO Series 2026-4 Class A2
04/25/2071	5.323%	5,077,443	5,056,093
CMO Series 2026-4 Class A3
04/25/2071	5.476%	12,444,713	12,405,008
Visio Trust(a),(h)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,287,520	1,280,133
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,193,620
Vista Point Securitization Trust(a),(h)
CMO Series 2024-CES3 Class B1
01/25/2055	7.833%	4,700,000	4,750,276
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-CES3 Class B2
01/25/2055	9.535%	2,900,000	2,957,101
CMO Series 2025-CES1 Class B1
04/25/2055	7.621%	3,929,000	3,956,162
CMO Series 2025-CES1 Class B2
04/25/2055	8.956%	2,546,000	2,570,492
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	2,000,000	1,997,841
Subordinated CMO Series 2024-CES2 Class B1
10/25/2054	7.498%	2,500,000	2,520,498
Vista Point Securitization Trust(a),(o)
CMO Series 2025-CES2 Class M1
08/25/2055	6.366%	8,732,000	8,743,504
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,390,428,783)			1,425,677,653

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $14,416,469)	2,076,982

Put Option Contracts Purchased 0.5%

(Cost $8,911,025)	12,913,452

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(l),(r)	102,417,648	102,376,681
Total Money Market Funds (Cost $102,371,808)		102,376,681
Total Investments in Securities (Cost: $4,820,284,440)		4,725,199,632
Other Assets & Liabilities, Net		(2,074,663,932)
Net Assets		2,650,535,700
At May 31, 2026, securities and/or cash totaling $46,061,393 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	2,516	09/2026	USD	269,742,720	1,077,331	—
U.S. Treasury Ultra Bond	382	09/2026	USD	43,703,188	758,933	—
Total					1,836,264	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(2,301)	06/2026	USD	(554,368,425)	548,760	—
U.S. Long Bond	(2,410)	09/2026	USD	(270,447,188)	—	(4,524,871)
U.S. Treasury 10-Year Note	(8,807)	09/2026	USD	(967,256,297)	—	(8,625,673)
U.S. Treasury 2-Year Note	(182)	09/2026	USD	(37,594,375)	—	(71,322)
Total					548,760	(13,221,866)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	115,000,000	115,000,000	3.50	07/09/2026	2,012,500	18,941
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	250,000,000	250,000,000	3.50	12/01/2026	4,337,500	787,150
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	84,886,000	84,886,000	3.50	06/11/2026	1,400,619	526
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	59,000,000	59,000,000	3.50	10/29/2026	1,595,950	109,416
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	270,000,000	270,000,000	3.40	09/08/2026	2,659,500	401,490
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	262,000,000	262,000,000	3.50	10/08/2026	2,410,400	759,459
Total							14,416,469	2,076,982

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	167,000,000	167,000,000	3.75	08/04/2026	931,025	1,612,702
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	500,000,000	500,000,000	3.40	08/05/2026	7,980,000	11,300,750
Total							8,911,025	12,913,452

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(250,000,000)	(250,000,000)	3.90	08/06/2026	(1,100,000)	(1,497,850)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,148,423	(4,167)	293,047	—	851,209	—
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,148,423	(4,167)	1,271,952	—	—	(127,696)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	20,500,000	2,354,267	(8,542)	4,691,613	—	—	(2,345,888)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	50,000,000	5,742,115	(20,833)	12,209,167	—	—	(6,487,885)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	10,000,000	1,148,423	(4,167)	1,372,571	—	—	(228,315)
Total							11,541,651	(41,876)	19,838,350	—	851,209	(9,189,784)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	86.916	USD	9,790,482	(2,812,040)	4,080	—	(1,917,377)	—	(890,583)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	86.916	USD	9,790,482	(2,812,040)	4,079	—	(1,876,151)	—	(931,810)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	86.916	USD	19,580,964	(5,624,080)	8,159	—	(2,127,185)	—	(3,488,736)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 16 BBB-	Goldman Sachs International	04/17/2065	3.000	Monthly	7.994	USD	19,000,000	(3,488,799)	7,917	—	(2,387,459)	—	(1,093,423)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.32	USD	9,500,000	(1,339,431)	3,958	—	(1,649,154)	313,681	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.32	USD	50,000,000	(7,049,635)	20,833	—	(7,321,641)	292,839	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.32	USD	9,500,000	(1,339,431)	3,958	—	(1,558,968)	223,495	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.32	USD	12,000,000	(1,691,912)	5,000	—	(1,135,357)	—	(551,555)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	86.916	USD	8,615,624	(2,474,595)	3,590	—	(1,791,449)	—	(679,556)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	86.916	USD	16,154,295	(4,639,866)	6,731	—	(2,866,710)	—	(1,766,425)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	86.916	USD	12,727,627	(3,655,652)	5,303	—	(1,798,890)	—	(1,851,459)
CMBX North America Index, Series 18 BBB-	Morgan Stanley	12/17/2057	3.000	Monthly	6.103	USD	30,000,000	(2,396,931)	12,500	—	(2,685,952)	301,521	—
CMBX North America Index, Series 18 BBB-	Morgan Stanley	12/17/2057	3.000	Monthly	6.103	USD	55,000,000	(4,394,373)	22,917	—	(4,581,413)	209,957	—
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	22.878	USD	826,849	(93,883)	345	—	(57,775)	—	(35,763)
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	22.878	USD	1,621,273	(184,085)	676	—	(74,371)	—	(109,038)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	41.777	USD	1,859,238	(508,730)	775	—	(344,996)	—	(162,959)
Total								(44,505,483)	110,821	—	(34,174,848)	1,341,493	(11,561,307)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $1,826,169,207, which represents 68.90% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of May 31, 2026 and is not reflective of the cash flow payments.

(d)	Variable rate security. The interest rate shown was the current rate as of May 31, 2026.
(e)	Valuation based on significant unobservable inputs.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $48,818,631, which represents 1.84% of total net assets.

(g)	Represents a security purchased on a when-issued basis.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2026.

(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	Represents a security in default.
(k)
The Fund’s committed equity ownership interest in the joint venture is 17% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

(l)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	185,115,334	1,218,726,465	(1,301,451,879)	(13,239)	102,376,681	(4,455)	6,774,972	102,417,648
Itasca Park LLC
	—	10,726,000	—	(99,752)	10,626,248	—	—	—
Itasca Park LLC - Unfunded
	—	6,574,000	—	—	6,574,000	—	—	—
Total	185,115,334			(112,991)	119,576,929	(4,455)	6,774,972

(m)	Non-income producing investment.
(n)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At May 31, 2026, the total market value of these securities amounted to $17,200,248, which represents 0.65% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Itasca Park LLC	09/02/2025-03/23/2026	—	10,726,000	10,626,248
Itasca Park LLC - Unfunded	07/28/2025	—	6,574,000	6,574,000
			17,300,000	17,200,248

(o)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2026.

(p)	Zero coupon bond.
(q)	Represents a security purchased on a forward commitment basis.
(r)	The rate shown is the seven-day current annualized yield at May 31, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	378,141,586	19,133,256	397,274,842
Commercial Mortgage-Backed Securities - Agency	—	2,760,064	—	2,760,064
Commercial Mortgage-Backed Securities - Non-Agency	—	30,237,409	—	30,237,409
Joint Ventures	—	—	17,200,248	17,200,248
Residential Mortgage-Backed Securities - Agency	—	2,708,326,799	26,355,502	2,734,682,301
Residential Mortgage-Backed Securities - Non-Agency	—	1,397,683,033	27,994,620	1,425,677,653
Call Option Contracts Purchased	—	2,076,982	—	2,076,982
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Put Option Contracts Purchased	—	12,913,452	—	12,913,452
Money Market Funds	102,376,681	—	—	102,376,681
Total Investments in Securities	102,376,681	4,532,139,325	90,683,626	4,725,199,632
Investments in Derivatives
Asset
Futures Contracts	2,385,024	—	—	2,385,024
Swap Contracts	—	2,192,702	—	2,192,702
Liability
Futures Contracts	(13,221,866)	—	—	(13,221,866)
Put Option Contracts Written	—	(1,497,850)	—	(1,497,850)
Swap Contracts	—	(20,751,091)	—	(20,751,091)
Total	91,539,839	4,512,083,086	90,683,626	4,694,306,551
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2025 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 05/31/2026 ($)
Asset-Backed Securities — Non-Agency	49,502,250	(1,464,383)	(7,014,553)	5,009,401	1,133,256	(15,533,340)	-	(12,499,375)	19,133,256
Joint Ventures	-	-	-	(99,752)	17,300,000	-	-	-	17,200,248
Residential Mortgage-Backed Securities — Agency	23,608,165	(1,630)	-	88,108	26,269,024	-	-	(23,608,165)	26,355,502
Residential Mortgage-Backed Securities — Non-Agency	-	17	-	13,522	27,981,081	-	-	-	27,994,620
Total	73,110,415	(1,465,996)	(7,014,553)	5,011,279	72,683,361	(15,533,340)	-	(36,107,540)	90,683,626
(a) Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2026 was $1,878, which is comprised of Joint Ventures — $(99,752), Residential Mortgage-Backed Securities — Agency of $88,108 and Residential Mortgage-Backed Securities — Non-Agency of $13,522.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable, and observable market data to value these assets as of period end.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at May 31, 2026:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	19,133,256
Joint Ventures	Market Approach	17,200,248
Residential Mortgage-Backed Securities - Agency	Single Market Quotes from Broker	26,355,502
Residential Mortgage-Backed Securities - Non-Agency	Single Market Quotes from Broker	27,994,620
Total		90,683,626
The following table provides quantitative information for Level 3 securities held by the Fund at May 31, 2026 that were valued based on unobservable inputs (these amounts exclude valuations provided by a Broker):
	Value ($)	Valuation Technique	Unobservable input	Range (weighted average)	Impact to Valuation from an increase in input
Joint Ventures	17,200,248	Market Approach	Price-to-Book Value Multiple	1.0x (no range; single point estimate)	Increase
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Fair value measurements   (continued)
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2026

Statement of Assets and Liabilities
May 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,677,285,138)	$4,590,632,269
Affiliated issuers (cost $119,671,808)	119,576,929
Option contracts purchased (cost $23,327,494)	14,990,434
Cash	1,603,183
Cash collateral held at broker for:
Swap contracts	14,570,000
TBA	1,118,090
Other(a)	5,309,000
Margin deposits on:
Futures contracts	25,064,303
Unrealized appreciation on swap contracts	2,192,702
Upfront payments on swap contracts	19,838,350
Receivable for:
Investments sold	41,337
Capital shares sold	3,112,160
Dividends	500,285
Interest	12,592,894
Variation margin for futures contracts	324,220
Expense reimbursement due from Investment Manager	3,231
Prepaid expenses	2,812
Total assets	4,811,472,199
Liabilities
Option contracts written, at value (premiums received $1,100,000)	1,497,850
Unrealized depreciation on swap contracts	20,751,091
Upfront receipts on swap contracts	34,174,848
Payable for:
Investments purchased on a delayed delivery basis	2,102,083,113
Capital shares redeemed	1,599,473
Variation margin for futures contracts	366,912
Management services fees	45,926
Distribution and/or service fees	1,470
Transfer agent fees	147,759
Compensation of board members	3,927
Other expenses	92,614
Deferred compensation of board members	171,516
Total liabilities	2,160,936,499
Net assets applicable to outstanding capital stock	$2,650,535,700
Represented by
Paid in capital	3,542,552,834
Total distributable earnings (loss)	(892,017,134)
Total - representing net assets applicable to outstanding capital stock	$2,650,535,700
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2026

Statement of Assets and Liabilities (continued)
May 31, 2026
Class A
Net assets	$92,873,003
Shares outstanding	10,979,024
Net asset value per share	$8.46
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$8.72
Class C
Net assets	$30,369,575
Shares outstanding	3,591,609
Net asset value per share	$8.46
Institutional Class
Net assets	$1,350,974,731
Shares outstanding	159,791,861
Net asset value per share	$8.45
Institutional 2 Class
Net assets	$944,518,927
Shares outstanding	111,850,852
Net asset value per share	$8.44
Institutional 3 Class
Net assets	$228,339,032
Shares outstanding	27,002,453
Net asset value per share	$8.46
Class S
Net assets	$3,460,432
Shares outstanding	409,379
Net asset value per share	$8.45

(a)	Includes collateral related to option contracts purchased, option contracts written and swap contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2026

Statement of Operations
Year Ended May 31, 2026

Net investment income
Income:
Dividends — affiliated issuers	$6,774,972
Interest	138,295,921
Interfund lending	1,186
Total income	145,072,079
Expenses:
Management services fees	15,654,278
Distribution and/or service fees
Class A	1,052,386
Class C	331,507
Transfer agent fees
Class A	435,569
Class C	32,749
Institutional Class	1,224,460
Institutional 2 Class	289,643
Institutional 3 Class	8,234
Class S	4,665
Custodian fees	50,882
Printing and postage fees	91,495
Registration fees	160,686
Accounting services fees	54,733
Legal fees	56,738
Interest on collateral	614,078
Compensation of chief compliance officer	406
Compensation of board members	36,003
Deferred compensation of board members	52,180
Other	45,857
Total expenses	20,196,549
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(994,874)
Total net expenses	19,201,675
Net investment income	125,870,404
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	54,945,238
Investments — affiliated issuers	(4,455)
Foreign currency translations	(691)
Futures contracts	(32,172,383)
Option contracts purchased	(35,279,838)
Option contracts written	14,375,394
Swap contracts	(185,609)
Net realized gain	1,677,656
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	36,414,536
Investments — affiliated issuers	(112,991)
Futures contracts	11,095,315
Option contracts purchased	2,658,210
Option contracts written	(4,451,249)
Swap contracts	(9,123,633)
Net change in unrealized appreciation (depreciation)	36,480,188
Net realized and unrealized gain	38,157,844
Net increase in net assets resulting from operations	$164,028,248
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2026

Statement of Changes in Net Assets

	Year Ended May 31, 2026	Year Ended May 31, 2025
Operations
Net investment income	$125,870,404	$122,725,425
Net realized gain	1,677,656	68,812,859
Net change in unrealized appreciation (depreciation)	36,480,188	77,118,534
Net increase in net assets resulting from operations	164,028,248	268,656,818
Distributions to shareholders
Net investment income and net realized gains
Class A	(21,541,296)	(24,104,834)
Advisor Class	—	(2,857,185)
Class C	(1,413,964)	(1,761,197)
Institutional Class	(66,015,416)	(63,260,379)
Institutional 2 Class	(28,221,794)	(23,686,100)
Institutional 3 Class	(11,561,433)	(11,605,473)
Class S	(242,365)	(261,266)
Total distributions to shareholders	(128,996,268)	(127,536,434)
Increase (decrease) in net assets from capital stock activity	434,832,954	(177,159,670)
Total increase (decrease) in net assets	469,864,934	(36,039,286)
Net assets at beginning of year	2,180,670,766	2,216,710,052
Net assets at end of year	$2,650,535,700	$2,180,670,766
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2026		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	8,567,936	72,128,659	17,376,006	143,611,861
Distributions reinvested	2,538,079	21,534,349	2,949,208	24,096,002
Shares redeemed	(60,991,184)	(521,599,644)	(6,873,532)	(55,991,963)
Net increase (decrease)	(49,885,169)	(427,936,636)	13,451,682	111,715,900
Advisor Class
Shares sold	—	—	2,845,268	23,436,015
Distributions reinvested	—	—	351,002	2,857,185
Shares redeemed	—	—	(14,975,873)	(121,044,213)
Net decrease	—	—	(11,779,603)	(94,751,013)
Class C
Shares sold	270,242	2,299,953	528,799	4,345,285
Distributions reinvested	165,787	1,406,713	214,426	1,751,296
Shares redeemed	(1,072,372)	(9,121,624)	(1,342,869)	(10,979,740)
Net decrease	(636,343)	(5,414,958)	(599,644)	(4,883,159)
Institutional Class
Shares sold	59,771,369	509,045,593	55,551,651	454,050,327
Distributions reinvested	7,762,353	65,865,946	7,721,607	63,024,098
Shares redeemed	(41,967,450)	(356,615,071)	(66,061,380)	(540,560,113)
Net increase (decrease)	25,566,272	218,296,468	(2,788,122)	(23,485,688)
Institutional 2 Class
Shares sold	87,616,170	747,555,628	19,328,814	158,943,480
Distributions reinvested	3,321,331	28,186,687	2,901,113	23,647,514
Shares redeemed	(16,502,086)	(140,219,247)	(42,134,775)	(343,177,256)
Net increase (decrease)	74,435,415	635,523,068	(19,904,848)	(160,586,262)
Institutional 3 Class
Shares sold	7,613,046	64,809,761	5,357,975	44,107,335
Distributions reinvested	1,362,260	11,560,645	1,421,039	11,604,807
Shares redeemed	(6,913,336)	(59,049,024)	(8,208,648)	(67,196,439)
Net increase (decrease)	2,061,970	17,321,382	(1,429,634)	(11,484,297)
Class S
Shares sold	—	—	1,163,388	9,641,536
Distributions reinvested	28,617	242,365	32,027	261,230
Shares redeemed	(373,445)	(3,198,735)	(441,208)	(3,587,917)
Net increase (decrease)	(344,828)	(2,956,370)	754,207	6,314,849
Total net increase (decrease)	51,197,317	434,832,954	(22,295,962)	(177,159,670)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2026

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Columbia Mortgage Opportunities Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2026	$8.32	0.42	0.15	0.57	(0.43)	—	(0.43)
Year Ended 5/31/2025	$7.79	0.43	0.55	0.98	(0.45)	—	(0.45)
Year Ended 5/31/2024	$8.04	0.46	(0.21)	0.25	(0.50)	—	(0.50)
Year Ended 5/31/2023	$9.59	0.56	(1.54)	(0.98)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$10.87	0.48	(1.30)	(0.82)	(0.40)	(0.06)	(0.46)
Class C
Year Ended 5/31/2026	$8.31	0.35	0.16	0.51	(0.36)	—	(0.36)
Year Ended 5/31/2025	$7.79	0.37	0.54	0.91	(0.39)	—	(0.39)
Year Ended 5/31/2024	$8.04	0.41	(0.22)	0.19	(0.44)	—	(0.44)
Year Ended 5/31/2023	$9.58	0.50	(1.53)	(1.03)	(0.51)	—	(0.51)
Year Ended 5/31/2022	$10.87	0.39	(1.30)	(0.91)	(0.32)	(0.06)	(0.38)
Institutional Class
Year Ended 5/31/2026	$8.31	0.44	0.15	0.59	(0.45)	—	(0.45)
Year Ended 5/31/2025	$7.79	0.45	0.54	0.99	(0.47)	—	(0.47)
Year Ended 5/31/2024	$8.03	0.49	(0.21)	0.28	(0.52)	—	(0.52)
Year Ended 5/31/2023	$9.58	0.59	(1.55)	(0.96)	(0.59)	—	(0.59)
Year Ended 5/31/2022	$10.86	0.49	(1.28)	(0.79)	(0.43)	(0.06)	(0.49)
Institutional 2 Class
Year Ended 5/31/2026	$8.30	0.44	0.15	0.59	(0.45)	—	(0.45)
Year Ended 5/31/2025	$7.78	0.45	0.54	0.99	(0.47)	—	(0.47)
Year Ended 5/31/2024	$8.03	0.49	(0.22)	0.27	(0.52)	—	(0.52)
Year Ended 5/31/2023	$9.58	0.59	(1.54)	(0.95)	(0.60)	—	(0.60)
Year Ended 5/31/2022	$10.86	0.50	(1.29)	(0.79)	(0.43)	(0.06)	(0.49)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2026	$8.46	6.90%	1.04% (c)	1.00% (c)	4.90%	650%	$92,873
Year Ended 5/31/2025	$8.32	12.79%	1.08% (c)	1.06% (c)	5.27%	706%	$506,121
Year Ended 5/31/2024	$7.79	3.24%	1.06% (c)	1.04% (c)	5.91%	713%	$369,398
Year Ended 5/31/2023	$8.04	(10.26% )	1.03% (c)	1.03% (c),(d)	6.60%	624%	$351,898
Year Ended 5/31/2022	$9.59	(7.79% )	0.99% (c)	0.99% (c),(d)	4.58%	340%	$409,868
Class C
Year Ended 5/31/2026	$8.46	6.23%	1.78% (c)	1.74% (c)	4.15%	650%	$30,370
Year Ended 5/31/2025	$8.31	11.82%	1.83% (c)	1.81% (c)	4.49%	706%	$35,140
Year Ended 5/31/2024	$7.79	2.47%	1.81% (c)	1.79% (c)	5.17%	713%	$37,592
Year Ended 5/31/2023	$8.04	(10.84% )	1.78% (c)	1.78% (c),(d)	5.85%	624%	$50,691
Year Ended 5/31/2022	$9.58	(8.57% )	1.74% (c)	1.74% (c),(d)	3.70%	340%	$76,327
Institutional Class
Year Ended 5/31/2026	$8.45	7.18%	0.78% (c)	0.74% (c)	5.15%	650%	$1,350,975
Year Ended 5/31/2025	$8.31	12.94%	0.83% (c)	0.81% (c)	5.50%	706%	$1,115,248
Year Ended 5/31/2024	$7.79	3.64%	0.81% (c)	0.79% (c)	6.17%	713%	$1,066,730
Year Ended 5/31/2023	$8.03	(10.04% )	0.78% (c)	0.77% (c),(d)	6.84%	624%	$1,342,560
Year Ended 5/31/2022	$9.58	(7.56% )	0.74% (c)	0.74% (c),(d)	4.72%	340%	$2,150,404
Institutional 2 Class
Year Ended 5/31/2026	$8.44	7.24%	0.73% (c)	0.69% (c)	5.18%	650%	$944,519
Year Ended 5/31/2025	$8.30	13.01%	0.79% (c)	0.77% (c)	5.48%	706%	$310,590
Year Ended 5/31/2024	$7.78	3.56%	0.77% (c)	0.75% (c)	6.21%	713%	$445,987
Year Ended 5/31/2023	$8.03	(10.01% )	0.74% (c)	0.74% (c)	6.87%	624%	$419,706
Year Ended 5/31/2022	$9.58	(7.52% )	0.70% (c)	0.70% (c)	4.76%	340%	$644,830
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 5/31/2026	$8.31	0.44	0.17	0.61	(0.46)	—	(0.46)
Year Ended 5/31/2025	$7.79	0.46	0.53	0.99	(0.47)	—	(0.47)
Year Ended 5/31/2024	$8.04	0.49	(0.22)	0.27	(0.52)	—	(0.52)
Year Ended 5/31/2023	$9.59	0.60	(1.55)	(0.95)	(0.60)	—	(0.60)
Year Ended 5/31/2022	$10.87	0.49	(1.27)	(0.78)	(0.44)	(0.06)	(0.50)
Class S
Year Ended 5/31/2026	$8.31	0.44	0.15	0.59	(0.45)	—	(0.45)
Year Ended 5/31/2025(e)	$8.43	0.29	(0.11)(f)	0.18	(0.30)	—	(0.30)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	5/31/2026	5/31/2025	5/31/2024	5/31/2023	5/31/2022
Class A	0.03%	0.07%	0.05%	0.03%	less than 0.01%
Class C	0.03%	0.07%	0.05%	0.03%	less than 0.01%
Institutional Class	0.02%	0.07%	0.05%	0.02%	less than 0.01%
Institutional 2 Class	0.02%	0.08%	0.05%	0.03%	less than 0.01%
Institutional 3 Class	0.03%	0.07%	0.05%	0.02%	less than 0.01%
Class S	0.03%	0.07%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 5/31/2026	$8.46	7.40%	0.69% (c)	0.65% (c)	5.24%	650%	$228,339
Year Ended 5/31/2025	$8.31	13.04%	0.74% (c)	0.72% (c)	5.59%	706%	$207,304
Year Ended 5/31/2024	$7.79	3.60%	0.72% (c)	0.70% (c)	6.25%	713%	$205,398
Year Ended 5/31/2023	$8.04	(9.95% )	0.69% (c)	0.68% (c)	6.96%	624%	$193,010
Year Ended 5/31/2022	$9.59	(7.47% )	0.65% (c)	0.65% (c)	4.65%	340%	$301,924
Class S
Year Ended 5/31/2026	$8.45	7.17%	0.78% (c)	0.75% (c)	5.18%	650%	$3,460
Year Ended 5/31/2025 (e)	$8.31	2.28%	0.84% (c)	0.81% (c)	5.52%	706%	$6,268
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2026

Notes to Financial Statements
May 31, 2026
Note 1. Organization
Columbia Mortgage Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may

Columbia Mortgage Opportunities Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in
Columbia Mortgage Opportunities Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

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Notes to Financial Statements (continued)
May 31, 2026
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the
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Notes to Financial Statements (continued)
May 31, 2026
Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the option is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has

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Notes to Financial Statements (continued)
May 31, 2026
exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
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Notes to Financial Statements (continued)
May 31, 2026
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at May 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,192,702 *
Credit risk	Upfront payments on swap contracts	19,838,350
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,385,024 *
Interest rate risk	Investments, at value — Option contracts purchased	14,990,434
Total		39,406,510

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	20,751,091 *
Credit risk	Upfront receipts on swap contracts	34,174,848
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	13,221,866 *
Interest rate risk	Option contracts written, at value	1,497,850
Total		69,645,655

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended May 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(185,609)	(185,609)
Interest rate risk	(32,172,383)	(35,279,838)	14,375,394	—	(53,076,827)
Total	(32,172,383)	(35,279,838)	14,375,394	(185,609)	(53,262,436)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(9,123,633)	(9,123,633)
Interest rate risk	11,095,315	2,658,210	(4,451,249)	—	9,302,276
Total	11,095,315	2,658,210	(4,451,249)	(9,123,633)	178,643
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended May 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	745,592,271
Futures contracts — short	2,212,792,460
Credit default swap contracts — buy protection	100,500,000
Credit default swap contracts — sell protection	212,058,816

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Notes to Financial Statements (continued)
May 31, 2026
Derivative instrument	Average value ($)
Option contracts purchased	22,472,982
Option contracts written	(652,777)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Joint venture
Long Run Partners (LRP) and the Fund, along with certain other affiliated funds, are members of Itasca Park LLC, a joint venture formed as a Delaware limited liability company that is not consolidated by any member for financial reporting purposes. Investments into Itasca Park LLC will be called from the members over a commitment period to end on December 31, 2026 (Commitment Period). All portfolio and other material decisions regarding Itasca Park LLC must be submitted to Itasca Park LLC’s board of directors which is comprised of two LRP representatives and one representative for
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Notes to Financial Statements (continued)
May 31, 2026
each of the affiliated investing funds. Because management of Itasca Park LLC is shared between LRP and the other members, the Fund does not believe it controls Itasca Park LLC for purposes of the Investment Company Act or otherwise. The Fund does not consider this non-consolidated investment as a significant subsidiary under Regulation S-X Rules 3-09 and 4-08(g).
The Fund has made a commitment of $17,300,000 to Itasca Park LLC of which $10,726,000 has been funded and $6,574,000 remains unfunded for the year ended May 31, 2026.
Funded investments in non-consolidated joint ventures are stated at fair value. Unfunded investments are stated at cost with a corresponding liability for securities purchased on a delayed delivery basis. The Fund’s ownership interests are valued based on the Fund’s ownership interest in Itasca Park LLC and the fair value of the underlying loans and residential mortgages, using the same techniques as described within this Note. Any other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions, and capital call obligations are also considered.
Distributions to the Fund are not expected during the Commitment Period. During the Commitment Period, all available cash will be used to aggregate additional loans. Upon completion of the Commitment Period, available cash will be distributed first based on pro-rata equity ownership in Itasca Park LLC until all capital contributions have been returned then as income and gain distributions. Itasca Park LLC will return capital within 48 months of the completion of the Commitment Period with two, 12-month extension options.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of May 31, 2026:
	Citi(a)	Citi(a)	Goldman Sachs International	Morgan Stanley	Total
Assets
Call option contracts purchased	$1,967,040	-	-	109,942	2,076,982
Put option contracts purchased	-	-	-	12,913,452	12,913,452
OTC credit default swap contracts (b)	-	19,316,988	2,202,586	511,478	22,031,052
Total assets	1,967,040	19,316,988	2,202,586	13,534,872	37,021,486
Liabilities
Put option contracts written	1,497,850	-	-	-	1,497,850
OTC credit default swap contracts (b)	-	20,193,311	15,925,872	18,806,756	54,925,939
Total liabilities	1,497,850	20,193,311	15,925,872	18,806,756	56,423,789
Total financial and derivative net assets	469,190	(876,323)	(13,723,286)	(5,271,884)	(19,402,303)
Total collateral received (pledged) (c)	283,000	(800,000)	(13,723,286)	(5,271,884)	(19,512,170)
Net amount (d)	$186,190	(76,323)	-	-	109,867

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Notes to Financial Statements (continued)
May 31, 2026
(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
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Notes to Financial Statements (continued)
May 31, 2026
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.65% to 0.535% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2026 was 0.635% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia Mortgage Opportunities Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
For the year ended May 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $288,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2026, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended May 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00 (a)	48,815
Class C	—	1.00 (b)	1,342

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Mortgage Opportunities Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	0.99	0.99
Class C	1.74	1.74
Institutional Class	0.74	0.74
Institutional 2 Class	0.68	0.69
Institutional 3 Class	0.64	0.65
Class S	0.74	0.74
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. In addition to the cap commitments described above, the Investment Manager has contractually agreed to waive 0.02% of other expenses, with this waiver agreement in effect through September 30, 2026, unless sooner terminated at the sole discretion of the Fund’s Board.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2026, these differences were primarily due to differing treatment for derivative investments, tax straddles, investments in partnerships and/or grantor trusts, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation and foreign currency transactions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
22,285	(22,285)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

Columbia Mortgage Opportunities Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2026			Year Ended May 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
128,996,268	—	128,996,268	127,536,434	—	127,536,434
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
3,700,425	—	(732,719,902)	(162,826,140)
At May 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
4,842,796,193	115,124,638	(277,950,778)	(162,826,140)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(400,178,465)	(332,541,437)	(732,719,902)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $29,583,727,578 and $29,345,038,995, respectively, for the year ended May 31, 2026, of which $28,494,577,985 and $28,785,616,201, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Mortgage Opportunities Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,650,000	4.40	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Columbia Mortgage Opportunities Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At May 31, 2026, one unaffiliated shareholder of record owned 31.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Mortgage Opportunities Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Mortgage Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Mortgage Opportunities Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent, issuer of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Columbia Mortgage Opportunities Fund  | 2026

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Columbia Mortgage Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN251_(07/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust II

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	July 23, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	July 23, 2026